                         Mercantile Mutual Funds, Inc.

                              Money Market Funds:
                  Mercantile Treasury Money Market Portfolio
                       Mercantile Money Market Portfolio
                 Mercantile Tax-Exempt Money Market Portfolio
                   Mercantile Conning Money Market Portfolio

                                  Bond Funds:
                Mercantile U.S. Government Securities Portfolio
               Mercantile Intermediate Corporate Bond Portfolio
                        Mercantile Bond Index Portfolio
               Mercantile Government & Corporate Bond Portfolio

                            Tax-Exempt Bond Funds:
               Mercantile Short-Intermediate Municipal Portfolio
                 Mercantile Missouri Tax-Exempt Bond Portfolio
                 Mercantile National Municipal Bond Portfolio

                                 Equity Funds:
                         Mercantile Balanced Portfolio
                      Mercantile Equity Income Portfolio
                       Mercantile Equity Index Portfolio
                  Mercantile Growth & Income Equity Portfolio
                      Mercantile Growth Equity Portfolio
                     Mercantile Small Cap Equity Portfolio
                  Mercantile Small Cap Equity Index Portfolio
                   Mercantile International Equity Portfolio

                           615 East Michigan Street
                           Milwaukee, WI 53201-3011
                                                                October 7, 2000

Dear Shareholder:

  On behalf of the Board of Directors of Mercantile Mutual Funds, Inc. ("Mercantile"), we are pleased to invite you to a special meeting of shareholders of the Mercantile Portfolios named above (each a "Mercantile Fund") to be held at 10:00 a.m. (Eastern time) on November 24, 2000 at the offices of Mercantile's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania (the "Special Meeting"). At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of July 11, 2000 (the "Reorganization Agreement"), by and between Mercantile and Firstar Funds, Inc. ("Firstar"), which contemplates the reorganization of your Mercantile Fund into a corresponding fund of Firstar (each a "Firstar Fund").

  Background. As you may recall, Mercantile Bancorporation Inc. merged with Firstar Corporation on September 17, 1999. As a result of that merger, Mississippi Valley Advisors Inc. ("MVA"), formerly the investment adviser to Mercantile, became an indirect wholly-owned subsidiary of Firstar Corporation. On March 1, 2000, Firstar Investment Research & Management Company, LLC ("FIRMCO"), also a wholly-owned subsidiary of Firstar Corporation and investment adviser to Firstar, acquired all of the assets and liabilities of MVA. As a result of this acquisition, FIRMCO became the investment adviser to Mercantile.

  FIRMCO is also the investment adviser for the Firstar Stellar Funds ("Stellar"). Prior to April 1, 2000, the Capital Management Division of Firstar Bank, N.A. served as investment adviser to Stellar. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO. In addition, an affiliate of FIRMCO, Firstar Bank, N.A., serves as the investment adviser to the Firstar Select Funds ("Select").

  Because FIRMCO now manages Firstar, Mercantile and Stellar and its affiliate manages Select, FIRMCO has decided to combine the assets of Firstar, Mercantile, Stellar and Select into thirty-six separate Firstar investment portfolios.

  At the upcoming Special Meeting, you will be asked to approve the reorganization of your Mercantile Fund into a corresponding Firstar Fund (the "Reorganization"). If shareholder approval is obtained, your Mercantile Fund will be reorganized into the corresponding Firstar Fund in late November or early December 2000, when your shares in the Mercantile Fund will be exchanged for shares of equal value of a corresponding Firstar Fund.

  MERCANTILE'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

  In considering these matters, you should note:

 .  The Same or Similar Objectives and Policies

  Eleven of the Mercantile Funds (i.e. the Mercantile Treasury Money Market Portfolio, Mercantile Money Market Portfolio, Mercantile Tax-Exempt Money Market Portfolio, Mercantile Intermediate Corporate Bond Portfolio, Mercantile Short-Intermediate Municipal Portfolio, Mercantile Balanced Portfolio, Mercantile Equity Index Portfolio, Mercantile Growth & Income Equity Portfolio, Mercantile Growth Equity Portfolio, Mercantile Small Cap Equity Portfolio and Mercantile International Equity Portfolio) are proposed to be reorganized into existing Firstar Funds that will have investment objectives and policies following the Reorganization that are, in general, the same or similar to those of the corresponding Mercantile Funds.

  Four of the Mercantile Funds (i.e. the Mercantile U.S. Government Securities Portfolio, Mercantile Bond Index Portfolio, Mercantile Government & Corporate Bond Portfolio and Mercantile National Municipal Bond Portfolio) are proposed to be reorganized, together with another Mercantile Fund or a Stellar fund ("Stellar Fund"), into existing Firstar Funds that have not yet commenced operations. Each of these Firstar Funds will continue the investment policies of one of the two Funds being reorganized into it. Each of the Mercantile and/or Stellar Funds that are proposed to be reorganized into one of these Firstar Funds have investment policies that are, in general, similar.

  Four of the Mercantile Funds (i.e. the Mercantile Conning Money Market Portfolio, Mercantile Missouri Tax-Exempt Bond Portfolio, Mercantile Equity Income Portfolio and Mercantile Small Cap Equity Index Portfolio) are proposed to be reorganized into newly organized shell Firstar Funds that have been specifically created for the purpose of the Reorganization. Each of these newly organized shell Firstar Funds will continue the investment policies of the Mercantile Fund being reorganized into it.

 .  Same Value of Shares

  The Firstar Fund shares you receive in the Reorganization will have the same total dollar value as the total dollar value of the Mercantile Fund shares that you held immediately prior to the Reorganization. The exchange of Mercantile Fund shares for Firstar Fund shares will be tax-free under federal tax laws, and no front-end or contingent deferred sales loads will be charged as a result of the exchange.

 .  Reasons for the Reorganization

  The proposed Reorganization is expected to benefit Mercantile Fund shareholders by, among other things:

    (i) offering a larger and more diverse group of mutual funds to all shareholders;

    (ii) actually or potentially reducing overall expenses by the achievement of economies of scale associated with a larger asset base;

    (iii) offering an opportunity for better investment performance due to an expanded equity research staff that can focus on the core products available;

    (iv) offering distribution channels that will have a better understanding of the proprietary products offered by Firstar and will be better able to communicate FIRMCO's investment style to existing and prospective shareholders, thereby increasing assets in the complex; and

    (v) allowing FIRMCO to effect portfolio transactions on more favorable terms.

  To see how the Reorganization will affect your Mercantile Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding Firstar Funds.

  The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Mercantile Funds named above, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.

  Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

  1. Internet--Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

  2. Telephone--Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free 800 number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

  3. By mail--If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the Ballot, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

  Please return your Proxy Ballot(s) or follow the instructions below to vote on-line or by telephone so that your vote will be counted.

  Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot(s) today, in the enclosed postage paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.

  The proposed Reorganization and the reasons for the Mercantile Board of Directors' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Mercantile toll-free at 1-800-677-Fund.

  We look forward to your attendance at the Special Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

                                          Sincerely,


                                          /s/ Jerry V. Woodham

                                          Jerry V. Woodham
                                          Chairman of the Board and President

                                 FIRSTAR FUNDS
                                October 7, 2000

                              Questions & Answers

For Shareholders of Mercantile Mutual Funds, Inc.:

  The following questions and answers provide an overview of the proposal to reorganize your portfolio of Mercantile Mutual Funds, Inc. ("Mercantile") into a corresponding portfolio offered by Firstar Funds ("Firstar"). We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.

-------------------------------------------------------------------------------

Q:  What are Mercantile shareholders being asked to vote upon?

A:Mercantile shareholders are being asked to consider and approve a proposal to reorganize each of the portfolios offered by Mercantile (each, a "Mercantile Fund") into a corresponding portfolio of Firstar (each, a "Firstar Fund").

Q. Why has the reorganization of the Mercantile Funds into corresponding Firstar Funds been recommended?

A: The Board of Directors of Mercantile and the Board of Directors of Firstar have each determined that the reorganization of each of the Mercantile Funds into its respective corresponding Firstar Fund is in the best interests of the respective shareholders of each such Fund. Among the benefits for Mercantile Fund shareholders considered by the Mercantile Board of Directors were: access to a larger and more diverse group of mutual funds; access to the expanded equity research capabilities of Firstar Investment Research & Management Company, LLC; the potential for individual Firstar Funds to achieve greater portfolio diversification and engage in investment transactions on potentially more advantageous terms; spreading relatively fixed costs, such as legal fees, over a larger asset base; and the ability of Firstar to maintain existing clients and attract new investors.

Q:  What is the anticipated timing of the reorganization?

A: The meeting of shareholders to consider the proposal is scheduled to occur on November 24, 2000. If all necessary approvals are obtained, the proposed reorganization will likely take place in late November or early December 2000.

Q:  Who will receive the Proxy/Prospectus material?

A: The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in a Mercantile Fund on September 15, 2000. Please note that in some cases record ownership of and/or voting authority over Mercantile Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q:  How are the Mercantile Funds proposed to be reorganized?

A: As you may know, Mercantile consists of nineteen separate mutual funds. The proposed agreement and plan of reorganization for these funds, approved by the Mercantile Board of Directors, contemplates the reorganization of eleven of the Mercantile Funds into eleven existing Firstar Funds having the same or similar investment objectives and policies. Four of the Mercantile Funds will be reorganized, together with another Mercantile Fund or a fund of the Firstar Stellar Funds ("Stellar," and each, a "Stellar Fund"), into existing Firstar Funds that have not yet commenced operations. Each of these Firstar Funds will continue the investment policies of one of the two Funds that are being reorganized into it. Each of the Mercantile and/or Stellar Funds that will reorganize into the same Firstar Fund have investment policies that are, in general, similar. The remaining four Mercantile Funds will be reorganized into four shell Firstar Funds that are being created to continue the current operations of these Mercantile Funds.

  Under the proposed agreement and plan of reorganization (the "Reorganization Agreement"), each Mercantile Fund will be reorganized into the Firstar Fund listed directly opposite such Mercantile Fund in the table below. Those Mercantile Funds merging into Shell Firstar Funds are printed in bold text.

Mercantile Fund                         Firstar Fund
---------------                         ------------
Treasury Money Market Portfolio         U.S. Treasury Money Market Fund*
Money Market Portfolio                  Money Market Fund
Tax-Exempt Money Market Portfolio       Tax-Exempt Money Market Fund
Conning Money Market Portfolio          Conning Money Market Fund**
U.S. Government Securities Portfolio    U.S. Government Securities Fund**
Intermediate Corporate Bond Portfolio   Intermediate Bond Market Fund+
Bond Index Portfolio                    Aggregate Bond Fund***
Government & Corporate Bond Portfolio   Aggregate Bond Fund**
Short-Intermediate Municipal Portfolio  Tax-Exempt Intermediate Bond Fund
Missouri Tax-Exempt Bond Portfolio      Missouri Tax-Exempt Bond Fund**
National Municipal Bond Portfolio       National Municipal Bond Fund**
Balanced Portfolio                      Balanced Growth Fund
Equity Income Portfolio                 Equity Income Fund**
Equity Index Portfolio                  Equity Index Fund
Growth & Income Equity Portfolio        Growth & Income Fund
Growth Equity Portfolio                 Growth Fund+
Small Cap Equity Portfolio              Emerging Growth Fund**+
Small Cap Equity Index Portfolio        Small Cap Index Fund**
International Equity Portfolio          Core International Equity Fund**+

--------
  * Will continue the investment objectives and policies of a Stellar Fund that has investment objectives and policies substantially similar to the investment objectives and policies of the corresponding Mercantile Fund.
 **  Will continue the investment policies of the corresponding Mercantile
     Fund.
*** Will continue the investment policies of the Mercantile Government & Corporate Bond Portfolio.
  + It is expected that at the time of the reorganization, the Firstar Intermediate Bond Market Fund will be renamed the Firstar Intermediate Bond Fund, the Firstar Growth Fund will be renamed the Firstar Large Cap Core Equity Fund, the Firstar Emerging Growth Fund will be renamed the Firstar Small Cap Core Equity Fund and the Firstar Core International Equity Fund will be renamed the Firstar International Growth Fund.

  At the same time that the Mercantile Funds are reorganized into the Firstar Funds, it is expected that the investment portfolios of Stellar and the Firstar Select Funds ("Select") will be reorganized into certain investment portfolios offered by Firstar, including, in the case of the Stellar reorganization, certain of the Corresponding Firstar Funds. In particular, it is expected that (1) the Stellar Treasury Fund, together with the Mercantile Treasury Money Market Portfolio, will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund, together with the Mercantile Tax-Exempt Money Market Portfolio, will be reorganized into the Firstar Tax-Exempt Money Market Fund, (3) the Stellar U.S. Government Income Fund, together with the Mercantile U.S. Government Securities Portfolio, will be reorganized into the Firstar U.S. Government Securities Fund, and (4) the Stellar Insured Tax-Free Bond Fund, together with the Mercantile National Municipal Bond Portfolio, will be reorganized into the Firstar National Municipal Bond Fund. Consummation of the Stellar and Select reorganizations is subject to numerous conditions described in the relevant reorganization agreement, including approval by shareholders of Stellar and Select. If the Reorganization Agreement is approved by Mercantile shareholders at the Special Meeting, it is expected that the Mercantile reorganization will be completed whether or not the Stellar reorganization and Select reorganization are completed.

  Please refer to Tables III(A) and III(B) of the accompanying
Proxy/Prospectus for information regarding the specific classes of shares of the Mercantile Funds and Firstar Funds involved in the reorganization.

Q: Which class of shares of the Firstar Funds will I receive in the reorganization?

A: Each Mercantile Fund except the Mercantile Conning Money Market Portfolio and each Firstar Fund except the Firstar Conning Money Market Portfolio offers multiple classes of shares to investors. The various classes of Mercantile Fund shares or Firstar Fund shares all represent interests in the same portfolio of securities owned by the Mercantile Fund or Firstar Fund, but have different expenses and characteristics, such as distribution and shareholder servicing arrangements, that are intended to meet the needs of different types of investors. In general, eligibility to purchase a particular class of Mercantile Fund shares or Firstar Fund shares turns on whether the investor is characterized as an "institutional investor" or a "retail investor."

  As part of the reorganization, all shareholders of the Mercantile Conning Money Market Portfolio will receive a single class of shares ("Shares") in the corresponding Firstar Fund. All shareholders of each of the Mercantile Treasury Money Market Portfolio, Mercantile Money Market Portfolio and Mercantile Tax-Exempt Money Market Portfolio will receive the following share classes of its corresponding Firstar Fund:

                                        Firstar Fund and Share Class to be
Mercantile Fund and Share Class         Received
-------------------------------         ----------------------------------
Mercantile Treasury Money Market Port-
 folio                                  Firstar U.S. Treasury Money Market Fund
Investor A                              Institutional
Institutional                           Institutional
Trust                                   Institutional
Trust II                                Institutional
Mercantile Money Market Portfolio       Firstar Money Market Fund
Investor A                              Retail A
Investor B                              Retail A
Institutional                           Retail A
Trust                                   Retail A
Trust II*                               Retail A
Mercantile Tax-Exempt Money Market
 Portfolio                              Firstar Tax-Exempt Money Market Fund
Investor A                              Retail A
Trust                                   Institutional
Trust II                                Institutional
--------
*  It is expected that prior to the reorganization certain shareholders for whom Firstar Bank, N.A. or its affiliates have investment discretion will have their Trust II Shares exchanged for shares of the Firstar
   Institutional Money Market Fund; however, this exchange may occur after the reorganization with respect to certain of these shareholders.

  As part of the reorganization, all shareholders of each of the Mercantile
U.S. Government Securities Portfolio, Mercantile Intermediate Corporate Bond
Portfolio, Mercantile Bond Index Portfolio, Mercantile Government & Corporate
Bond Portfolio, Mercantile Short-Intermediate Municipal Portfolio, Mercantile
Missouri Tax-Exempt Bond Portfolio, Mercantile National Municipal Bond
Portfolio, Mercantile Balanced Portfolio, Mercantile Equity Income Portfolio,
Mercantile Equity Index Portfolio, Mercantile Growth & Income Equity
Portfolio, Mercantile Growth Equity Portfolio, Mercantile Small Cap Equity
Portfolio, Mercantile Small Cap Equity Index Portfolio and Mercantile
International Equity Portfolio will receive the following share classes of its corresponding Firstar Fund:

Mercantile Share Class                  Firstar Share Class to be Received
----------------------                  ----------------------------------
Investor A                              Retail A
Investor B                              Retail B
Institutional                           Class Y
Trust                                   Institutional

  Mercantile Fund shareholders who do not wish to be reorganized into the Firstar Funds and have their Mercantile Fund shares exchanged for shares of a corresponding Firstar Fund should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Q: What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A:In general, the costs of the reorganization will not be borne by Mercantile Fund shareholders. No front-end sales charge will be imposed on the shares of the Firstar Funds issued to you in the reorganization, which means that the aggregate value of the Firstar Fund shares issued to you will be equal to the aggregate value of the Mercantile Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Mercantile Fund shares for Firstar Fund shares will be tax-free under federal tax laws. However, the sale of securities by a Mercantile Fund, prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the taxable capital gains distribution made prior to the reorganization. See "The Reorganization--Federal Income Tax Considerations" in the accompanying Proxy/Prospectus for additional information.

                         Mercantile Mutual Funds, Inc.

                              Money Market Funds:
                  Mercantile Treasury Money Market Portfolio
                       Mercantile Money Market Portfolio
                 Mercantile Tax-Exempt Money Market Portfolio
                   Mercantile Conning Money Market Portfolio

                                  Bond Funds:
                Mercantile U.S. Government Securities Portfolio
               Mercantile Intermediate Corporate Bond Portfolio
                        Mercantile Bond Index Portfolio
               Mercantile Government & Corporate Bond Portfolio

                            Tax-Exempt Bond Funds:
               Mercantile Short-Intermediate Municipal Portfolio
                 Mercantile Missouri Tax-Exempt Bond Portfolio
                 Mercantile National Municipal Bond Portfolio

                                 Equity Funds:
                         Mercantile Balanced Portfolio
                      Mercantile Equity Income Portfolio
                       Mercantile Equity Index Portfolio
                  Mercantile Growth & Income Equity Portfolio
                      Mercantile Growth Equity Portfolio
                     Mercantile Small Cap Equity Portfolio
                  Mercantile Small Cap Equity Index Portfolio
                   Mercantile International Equity Portfolio

                           615 East Michigan Street
                           Milwaukee, WI 53201-3011

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        To Be Held On November 24, 2000

To Shareholders of Mercantile Mutual Funds, Inc.:

  NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Special Meeting") of each of the Portfolios of Mercantile Mutual Funds, Inc. named above (each a "Mercantile Fund" and together, the "Mercantile Funds"), each of which is a separate series of Mercantile Mutual Funds, Inc. ("Mercantile"), will be held at 10:00 a.m. (Eastern time), on November 24, 2000, at the offices of Mercantile's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania, for the purpose of considering and voting upon:

  ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Mercantile and Firstar Funds, Inc. ("Firstar"), which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of each Mercantile Fund to a corresponding investment portfolio of Firstar (each a "Firstar Fund") in exchange for shares of designated classes of the corresponding Firstar Fund of equal value; (b) the distribution of the shares of designated classes of the corresponding Firstar Fund to the shareholders of each Mercantile Fund in liquidation of each of the Mercantile Funds; (c) the transfer of substantially all of the assets and liabilities of Mercantile; and (d) the dissolution of Mercantile under state law and the deregistration of Mercantile under the Investment Company Act of 1940, as amended.

  ITEM 2. Such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

  Item 1 is described in the attached Combined Proxy Statement/Prospectus. Your Directors unanimously recommend that you vote in favor of the proposal.

  Shareholders of record as of the close of business on September 15, 2000 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

  You are requested to mark, date, sign and return promptly in the enclosed envelope each accompanying Proxy Ballot that is being solicited by the Mercantile Board of Directors. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone telephone voting or 2) voting on-line. Proxies may be revoked at any time before they are exercised by submitting to Mercantile a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

                                          By Order of the Board of Directors


                                          /s/ Jerry V. Woodham

                                          Jerry V. Woodham
                                          Chairman of the Board and President

  We need your proxy vote immediately. You may think that your vote is not important, but it is vital. By law, the Special Meeting will have to be adjourned without conducting any business if less than a majority of the shares eligible to vote are represented. In that event, Mercantile would continue to solicit votes in an attempt to achieve a quorum. Your vote could be critical in allowing Mercantile to hold the Special Meeting as scheduled, so please return your Proxy Ballot(s) immediately or vote on-line or by telephone.

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                October 7, 2000

                         MERCANTILE MUTUAL FUNDS, INC.
                           615 East Michigan Street
                           Milwaukee, WI 53201-3011
                                1-800-551-3731

                              FIRSTAR FUNDS, INC.
                           615 East Michigan Street
                           Milwaukee, WI 53201-3011
                                1-800-228-1024

  This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Mercantile Treasury Money Market Portfolio, Mercantile Money Market Portfolio, Mercantile Tax-Exempt Money Market Portfolio, Mercantile Conning Money Market Portfolio, Mercantile U.S. Government Securities Portfolio, Mercantile Intermediate Corporate Bond Portfolio, Mercantile Bond Index Portfolio, Mercantile Government & Corporate Bond Portfolio, Mercantile Short-Intermediate Municipal Portfolio, Mercantile Missouri Tax-Exempt Bond Portfolio, Mercantile National Municipal Bond Portfolio, Mercantile Balanced Portfolio, Mercantile Equity Income Portfolio, Mercantile Equity Index Portfolio, Mercantile Growth & Income Equity Portfolio, Mercantile Growth Equity Portfolio, Mercantile Small Cap Equity Portfolio, Mercantile Small Cap Equity Index Portfolio and Mercantile International Equity Portfolio (each a "Mercantile Fund" and collectively the "Mercantile Funds"). The Board of Directors of Mercantile Mutual Funds, Inc. ("Mercantile") has called a Special Meeting of Shareholders (the "Special Meeting") to be held at the offices of Mercantile's counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania, on November 24, 2000 at 10:00 a.m. Eastern time.

  At the Special Meeting, shareholders will be asked:

  . To approve a proposed Agreement and Plan of Reorganization dated as of July 11, 2000 (the "Reorganization Agreement"), by and between Mercantile and Firstar Funds, Inc. ("Firstar"), which provides for and contemplates (a) the transfer of substantially all of the assets and liabilities of each Mercantile Fund to a corresponding investment portfolio of Firstar (each a "Firstar Fund" and collectively, the "Firstar Funds") in exchange for shares of designated classes of the corresponding Firstar Fund of equal value; (b) the distribution of the shares of designated classes of the corresponding Firstar Fund to shareholders of each Mercantile Fund in liquidation of each of the Mercantile Funds; (c) the transfer of substantially all of the assets and liabilities of Mercantile; and (d) the dissolution of Mercantile under state law and the deregistration of Mercantile under the Investment Company Act of 1940, as amended (the "1940 Act").

  The Reorganization Agreement, the form of which is attached as Appendix I to this Proxy/Prospectus, provides for the transfer of substantially all of the assets and liabilities of each Mercantile Fund to a corresponding Firstar Fund in exchange for Retail A Shares, Retail B Shares, Institutional Shares, Class Y Shares or Shares, as applicable, of the corresponding Firstar Fund of equal value. Mercantile and Firstar are both registered open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of the Mercantile Funds will become shareholders of the Firstar Funds (the Mercantile Funds and Firstar Funds are sometimes referred to as the "Funds").

  The transactions contemplated by the Reorganization Agreement are referred to collectively as the "Reorganization."

  If the Reorganization Agreement is approved and the transactions contemplated thereby are consummated, Mercantile will transfer all of its assets and liabilities, deregister as a registered investment company and dissolve under Maryland law.

  This Proxy/Prospectus sets forth concisely the information that a Mercantile Fund shareholder should know before voting and investing, and should be retained for future reference. It is both Mercantile's proxy statement for the Special Meeting and a prospectus for the Firstar U.S. Treasury Money Market Fund, Firstar Money Market Fund, Firstar Tax-Exempt Money Market Fund, Firstar U.S. Government Securities Fund, Firstar Intermediate Bond Market Fund, Firstar Aggregate Bond Fund, Firstar Tax-Exempt Intermediate Bond Fund, Firstar National Municipal Bond Fund, Firstar Balanced Growth Fund, Firstar Equity Index Fund, Firstar Growth & Income Fund, Firstar Growth Fund, Firstar Emerging Growth Fund and Firstar Core International Equity Fund (the "Existing Firstar Funds"). It is not a prospectus for the Firstar Conning Money Market Fund, Firstar Missouri Tax-Exempt Bond Fund, Firstar Equity Income Fund and Firstar Small Cap Index Fund (the "Shell Firstar Funds") because these funds were created to continue the business of their corresponding Mercantile Funds. These four Shell Firstar Funds will have substantially the same investment objectives, policies and restrictions as its respective corresponding Mercantile Fund.

  Additional information is set forth in the Statement of Additional Information dated October 7, 2000 relating to this Proxy/Prospectus and in the prospectuses dated March 31, 2000, as supplemented, for the designated share classes of the Mercantile Funds, which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Mercantile at the telephone number or address stated above. The information contained in the Existing Firstar Funds' current prospectuses dated (i) March 1, 2000, as supplemented, with respect to Retail A Shares of the Firstar U.S. Treasury Money Market Fund, Firstar Money Market Fund and Firstar Tax-Exempt Money Market Fund (the "Firstar Money Market Funds") and Retail A, Retail B and Institutional Shares of the Firstar Intermediate Bond Market Fund, Firstar Tax-Exempt Intermediate Bond Fund, Firstar Balanced Growth Fund, Firstar Equity Index Fund, Firstar Growth & Income Fund, Firstar Growth Fund, Firstar Emerging Growth Fund and Firstar Core International Equity Fund (the "Firstar Non-Money Market Funds"), (ii) September 18, 2000, as supplemented, with respect to the Firstar U.S. Government Securities Fund, Firstar Aggregate Bond Fund and Firstar National Municipal Bond Fund, and (iii) September 14, 2000, as supplemented, with respect to Institutional Shares of the Firstar Money Market Funds and Class Y Shares of the Firstar Non-Money Market Funds also is incorporated by reference into this Proxy/Prospectus. In addition, a current prospectus for the designated share classes of the Existing Firstar Funds accompanies this Proxy/Prospectus. The Annual Report for the year ended October 31, 1999 and the Semi-Annual Report for the six-month period ended April 30, 2000 for the Existing Firstar Funds (other than the Firstar U.S. Government Securities Fund, Firstar Aggregate Bond Fund and Firstar National Municipal Bond Fund, which had not commenced operations as of the date of this Proxy/Prospectus) are available without charge by calling or writing Firstar at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

  This Proxy/Prospectus is expected to be first sent to shareholders on or about October 23, 2000.

  The securities offered hereby have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.

  Shares of Mercantile and Firstar are not deposits or obligations of, or guaranteed or endorsed by, Firstar Corporation, Firstar Investment Research & Management Company, LLC or any of their affiliates or any other bank. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal. The distributor of Mercantile is BISYS Fund Services Limited Partnership. The distributor of Firstar is Quasar Distributors, LLC.

  Money market funds seek to maintain a net asset value of $1.00 per share. An investment in a money market fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
FEE TABLES................................................................   1
  Table I-A...............................................................   1
  Table I-B...............................................................   3
  Table I-C...............................................................   5
SUMMARY...................................................................   8
  Proposed Reorganization.................................................   8
  Overview of the Funds...................................................   9
    Table II..............................................................  12
  Federal Income Tax Consequences.........................................  13
  Mercantile and Firstar Board Consideration..............................  13
  Principal Risk Factors..................................................  14
  Voting Information......................................................  19
THE REORGANIZATION........................................................  20
  Reasons for the Reorganization..........................................  20
  Description of the Reorganization Agreement.............................  20
    Table III(A)..........................................................  21
    Table III(B)..........................................................  23
  Mercantile Board Consideration..........................................  24
  Capitalization..........................................................  25
    Table IV..............................................................  26
  Federal Income Tax Considerations.......................................  42
COMPARISON OF MERCANTILE FUNDS AND FIRSTAR FUNDS..........................  43
  Investment Objectives and Policies......................................  43
  Fund-By-Fund Analysis...................................................  44
     Mercantile Treasury Money Market Portfolio/Firstar U.S. Treasury
     Money Market Fund....................................................  45
     Mercantile Money Market Portfolio/Firstar Money Market Fund..........  46
     Mercantile Tax-Exempt Money Market Portfolio/Firstar Tax-Exempt Money
     Market Fund..........................................................  47
     Mercantile Intermediate Corporate Bond Portfolio/Firstar Intermediate
     Bond Market Fund.....................................................  48
     Mercantile Bond Index Portfolio/Firstar Aggregate Bond Fund..........  49
     Mercantile Short-Intermediate Municipal Portfolio/Firstar Tax-Exempt
     Intermediate Bond Fund...............................................  50
     Mercantile Balanced Portfolio/Firstar Balanced Growth Fund...........  51
     Mercantile Equity Index Portfolio/Firstar Equity Index Fund..........  52
     Mercantile Growth & Income Equity Portfolio/Firstar Growth & Income
     Fund.................................................................  53
     Mercantile Growth Equity Portfolio/Firstar Growth Fund...............  54
     Mercantile Small Cap Equity Portfolio/Firstar Emerging Growth Fund...  55
     Mercantile International Equity Portfolio/Firstar Core International
     Equity Fund..........................................................  56
  Other Information Relating to the Stellar Treasury Fund.................  58
  Investment Advisory Services............................................  61
    Table V...............................................................  62
  Other Service Providers for the Mercantile Funds and Firstar Funds......  63
  Sales Loads, Distribution and Shareholder Servicing Arrangements for
   Mercantile.............................................................  63
  Sales Load, Distribution and Shareholder Servicing Arrangements for
   Firstar................................................................  65
  Administration Agreements...............................................  67
  Shareholder Transactions and Policies...................................  67
  Shareholder Transactions and Services of the Firstar Funds and the
   Corresponding Mercantile Funds.........................................  67
  Fees and Expenses.......................................................  78

                                                                           Page
                                                                           ----
  Performance Comparisons of the Existing Firstar Funds and Corresponding
   Mercantile Funds....................................................... 132
  Management Discussion of Fund Performance............................... 138
  Share Structure......................................................... 154
VOTING MATTERS............................................................ 155
  General Information..................................................... 155
  Shareholder and Board Approvals......................................... 158
  Principal Shareholders.................................................. 158
  Quorum.................................................................. 171
  Annual Meetings and Shareholder Meetings................................ 171
ADDITIONAL INFORMATION ABOUT FIRSTAR...................................... 172
ADDITIONAL INFORMATION ABOUT MERCANTILE................................... 172
FINANCIAL STATEMENTS...................................................... 173
OTHER BUSINESS............................................................ 173
SHAREHOLDER INQUIRIES..................................................... 173
APPENDIX I--FORM OF AGREEMENT AND PLAN OF REORGANIZATION.................. I-1

                                  FEE TABLES

                                   Table I-A
               (After Fee Waivers and/or Expense Reimbursments)

  The following table shows which of the Mercantile Funds and classes are projected to experience higher, lower or the same annualized per share total operating expense ratios than the designated class of the corresponding Firstar Fund, after fee waivers and/or expense reimbursements following the Reorganization. The total operating expense ratios are based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization. Firstar Investment Research & Management Company, LLC ("FIRMCO") has committed to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001 the total operating expense ratios for each class of shares of each Firstar Fund will not exceed the pro forma after waiver expense ratios in Table I-C. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001.

                                  Higher Expenses Lower Expenses Same Expenses
                                     after the      after the      after the
         Fund and Class           Reorganization  Reorganization Reorganization
         --------------           --------------- -------------- --------------
Mercantile Treasury Money Market
 Portfolio
Investor A Shares...............                         X
Institutional Shares............                         X
Trust Shares....................                         X
Trust II Shares.................          X
-------------------------------------------------------------------------------
Mercantile Money Market
 Portfolio
Investor A Shares...............                         X
Investor B Shares...............                         X
Institutional Shares............                         X
Trust Shares....................                         X
Trust II Shares.................          X
-------------------------------------------------------------------------------
Mercantile Tax-Exempt Money
 Market Portfolio
Investor A Shares...............                                        X
Trust Shares....................                                        X
Trust II Shares.................          X
-------------------------------------------------------------------------------
Mercantile Conning Money Market
 Portfolio
Shares..........................                                        X
-------------------------------------------------------------------------------
Mercantile U.S. Government
 Securities Portfolio
Investor A Shares...............                                        X
Investor B Shares...............          X
Institutional Shares............                                        X
Trust Shares....................          X
-------------------------------------------------------------------------------
Mercantile Intermediate
 Corporate Bond Portfolio
Investor A Shares...............                         X
Institutional Shares............                         X
Trust Shares....................                         X
-------------------------------------------------------------------------------
Mercantile Bond Index Portfolio
Investor A Shares...............          X
Institutional Shares............          X
Trust Shares....................          X
-------------------------------------------------------------------------------
Mercantile Government &
 Corporate Bond Portfolio
Investor A Shares...............                         X
Investor B Shares...............          X
Institutional Shares............                         X
Trust Shares....................          X
-------------------------------------------------------------------------------

                                 Higher Expenses Lower Expenses Same Expenses
                                    after the      after the      after the
         Fund and Class          Reorganization  Reorganization Reorganization
         --------------          --------------- -------------- --------------
Mercantile Short-Intermediate
 Municipal Portfolio
Investor A Shares...............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Missouri Tax-Exempt
 Bond Portfolio
Investor A Shares...............         X
Investor B Shares...............         X
Trust Shares....................         X
------------------------------------------------------------------------------
Mercantile National Municipal
 Bond Portfolio
Investor A Shares...............         X
Investor B Shares...............                                       X
Trust Shares....................                                       X
------------------------------------------------------------------------------
Mercantile Balanced Portfolio
Investor A Shares...............                        X
Investor B Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Equity Income
 Portfolio
Investor A Shares...............                        X
Investor B Shares...............         X
Institutional Shares............                        X
Trust Shares....................         X
------------------------------------------------------------------------------
Mercantile Equity Index
 Portfolio
Investor A Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Growth & Income
 Equity Portfolio
Investor A Shares...............         X
Investor B Shares...............         X
Institutional Shares............         X
Trust Shares....................         X
------------------------------------------------------------------------------
Mercantile Growth Equity
 Portfolio
Investor A Shares...............                        X
Investor B Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Small Cap Equity
 Portfolio
Investor A Shares...............                        X
Investor B Shares...............                                       X
Institutional Shares............                        X
Trust Shares....................                                       X
------------------------------------------------------------------------------
Mercantile Small Cap Equity
 Index Portfolio
Investor A Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                                       X
------------------------------------------------------------------------------
Mercantile International Equity
 Portfolio
Investor A Shares...............                        X
Investor B Shares...............                                       X
Institutional Shares............                        X
Trust Shares....................                                       X
------------------------------------------------------------------------------

                                   Table I-B
              (Before Fee Waivers and/or Expense Reimbursements)

  The following table shows which of the Mercantile Funds and classes are projected to experience higher, lower or the same annualized per share total operating expense ratios than the designated class of the corresponding Firstar Fund, before fee waivers and/or expense reimbursements following the Reorganization. The total operating expense ratios are based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization.

                                  Higher Expenses Lower Expenses Same Expenses
                                     after the      after the      after the
         Fund and Class           Reorganization  Reorganization Reorganization
         --------------           --------------- -------------- --------------
Mercantile Treasury Money Market
 Portfolio
Investor A Shares...............                         X
Institutional Shares............                         X
Trust Shares....................                         X
Trust II Shares.................          X
-------------------------------------------------------------------------------
Mercantile Money Market
 Portfolio
Investor A Shares...............          X
Investor B Shares...............                         X
Institutional Shares............          X
Trust Shares....................          X
Trust II Shares.................          X
-------------------------------------------------------------------------------
Mercantile Tax-Exempt Money
 Market Portfolio
Investor A Shares...............          X
Trust Shares....................          X
Trust II Shares.................          X
-------------------------------------------------------------------------------
Mercantile Conning Money Market
 Portfolio
Shares..........................                         X
-------------------------------------------------------------------------------
Mercantile U.S. Government
 Securities Portfolio
Investor A Shares...............                                        X
Investor B Shares...............          X
Institutional Shares............                                        X
Trust Shares....................                         X
-------------------------------------------------------------------------------
Mercantile Intermediate
 Corporate Bond Portfolio
Investor A Shares...............                         X
Institutional Shares............                         X
Trust Shares....................                         X
-------------------------------------------------------------------------------
Mercantile Bond Index Portfolio
Investor A Shares...............          X
Institutional Shares............          X
Trust Shares....................                         X
-------------------------------------------------------------------------------
Mercantile Government &
 Corporate Bond Portfolio
Investor A Shares...............                         X
Investor B Shares...............                         X
Institutional Shares............                         X
Trust Shares....................                         X
-------------------------------------------------------------------------------
Mercantile Short-Intermediate
 Municipal Portfolio
Investor A Shares...............                         X
Trust Shares....................                         X
-------------------------------------------------------------------------------
Mercantile Missouri Tax-Exempt
 Bond Portfolio
Investor A Shares...............          X
Investor B Shares...............                         X
Trust Shares....................                         X
-------------------------------------------------------------------------------

                                 Higher Expenses Lower Expenses Same Expenses
                                    after the      after the      after the
         Fund and Class          Reorganization  Reorganization Reorganization
         --------------          --------------- -------------- --------------
Mercantile National Municipal
 Bond Portfolio
Investor A Shares...............                        X
Investor B Shares...............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Balanced Portfolio
Investor A Shares...............                        X
Investor B Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Equity Income
 Portfolio
Investor A Shares...............                        X
Investor B Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Equity Index
 Portfolio
Investor A Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Growth & Income
 Equity Portfolio
Investor A Shares...............         X
Investor B Shares...............         X
Institutional Shares............         X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Growth Equity
 Portfolio
Investor A Shares...............                        X
Investor B Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Small Cap Equity
 Portfolio
Investor A Shares...............                        X
Investor B Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile Small Cap Equity
 Index Portfolio
Investor A Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------
Mercantile International Equity
 Portfolio
Investor A Shares...............         X
Investor B Shares...............                        X
Institutional Shares............                        X
Trust Shares....................                        X
------------------------------------------------------------------------------

                                   Table I-C

  The following table shows (i) the current annualized total expense ratio as of April 30, 2000 of each of the Mercantile Funds, before and after fee waivers and/or expense reimbursements; (ii) the annualized total expense ratio of each of the Existing Firstar Funds (other than the Firstar U.S. Government Securities Fund, Firstar Aggregate Bond Fund and Firstar National Municipal Bond Fund, Institutional Shares of the Firstar U.S. Treasury Money Market Fund and the Firstar Tax-Exempt Money Market Fund and Class Y Shares of the Firstar Intermediate Bond Market Fund, Firstar Balanced Growth Fund, Firstar Equity Index Fund, Firstar Growth & Income Fund, Firstar Growth Fund, Firstar Emerging Growth Fund and Firstar Core International Equity Fund, which had not commenced operations as of the date of this Proxy/Prospectus), before and after fee waivers, restated to reflect the expenses each Fund expects to incur during the current fiscal year; and (iii) the pro forma annualized total expense ratio of the Firstar U.S. Government Securities Fund, Firstar Aggregate Bond Fund, Firstar National Municipal Bond Fund and each of the Shell Firstar Funds or the combined portfolios consisting of a Mercantile Fund and its corresponding Firstar Fund, as the case may be, before and after fee waivers, as of April 30, 2000, based upon the fee arrangements and commitments that will be in place upon consummation of the reorganization of the Mercantile Funds into corresponding Firstar Funds.

  FIRMCO has committed to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001 the total operating expense ratios for each class of shares of each Firstar Fund will not exceed the pro forma after waiver expense ratios in this Table. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001.

  Detailed pro forma expense information for each proposed reorganization is provided below in "Comparison of Mercantile Funds and Firstar Funds--Fees and Expenses."

                           Total Expense Information

                                                                                                Pro Forma
                         Total                             Total                                  Total
                       Operating                         Operating                              Operating
                        Expenses   Corresponding          Expenses   Combined Fund/              Expenses
Mercantile Fund/      Before/After Firstar Fund/        Before/After Share Class               Before/After
Share Class             Waivers    Share Class            Waivers    Post-Reorganization         Waivers
----------------      ------------ -------------        ------------ -------------------       ------------
Money Market Funds:
Mercantile Treasury                Firstar U.S. Treasury             Firstar U.S. Treasury
Money Market Portfolio             Money Market Fund                 Money Market Fund
Investor A Shares     0.96%/0.81%  Institutional Shares     n/a      Institutional Shares      0.83%/0.79%
Institutional Shares  0.96%/0.81%  Institutional Shares     n/a      Institutional Shares      0.83%/0.79%
Trust Shares          0.96%/0.81%  Institutional Shares     n/a      Institutional Shares      0.83%/0.79%
Trust II Shares       0.71%/0.56%  Institutional Shares     n/a      Institutional Shares      0.83%/0.79%
-----------------------------------------------------------------------------------------------------------
Mercantile                         Firstar                           Firstar
Money Market Portfolio             Money Market Fund                 Money Market Fund
Investor A Shares     0.95%/0.80%  Retail A Shares      1.54%/0.75%  Retail A Shares           1.26%/0.79%
Investor B Shares     1.70%/1.55%  Retail A Shares      1.54%/0.75%  Retail A Shares           1.26%/0.79%
Institutional Shares  0.95%/0.80%  Retail A Shares      1.54%/0.75%  Retail A Shares           1.26%/0.79%
Trust Shares          0.95%/0.80%  Retail A Shares      1.54%/0.75%  Retail A Shares           1.26%/0.79%
Trust II Shares       0.70%/0.55%  Retail A Shares      1.54%/0.75%  Retail A Shares           1.26%/0.79%
-----------------------------------------------------------------------------------------------------------
Mercantile Tax-Exempt              Firstar Tax-Exempt                Firstar Tax-Exempt
Money Market Portfolio             Money Market Fund                 Money Market Fund
Investor A Shares     0.84%/0.79%  Retail A Shares      1.22%/0.72%  Retail A Shares           1.18%/0.79%
Trust Shares          0.84%/0.79%  Institutional Shares     n/a      Institutional Shares      0.93%/0.79%
Trust II Shares       0.59%/0.54%  Institutional Shares     n/a      Institutional Shares      0.93%/0.79%
-----------------------------------------------------------------------------------------------------------
Mercantile Conning                 Firstar Conning                   Firstar Conning
Money Market Portfolio             Money Market Fund (shell)         Money Market Fund (shell)
Shares                1.47%/0.99%  Shares                   n/a      Shares                    1.37%/0.99%
-----------------------------------------------------------------------------------------------------------

                                                                                           Pro Forma
                         Total                             Total                             Total
                       Operating                         Operating                         Operating
                        Expenses   Corresponding          Expenses   Combined Fund/         Expenses
Mercantile Fund/      Before/After Firstar Fund/        Before/After Share Class          Before/After
Share Class             Waivers    Share Class            Waivers    Post-Reorganization    Waivers
----------------      ------------ -------------        ------------ -------------------  ------------
Bond Funds:
Mercantile U.S. Government         Firstar U.S. Government           Firstar U.S. Government
Securities Portfolio               Securities Fund                   Securities Fund
Investor A Shares     1.08%/0.98%  Retail A Shares          n/a      Retail A Shares      1.08%/0.98%
Investor B Shares     1.78%/1.68%  Retail B Shares          n/a      Retail B Shares      1.83%/1.73%
Institutional Shares  1.08%/0.98%  Class Y Shares           n/a      Class Y Shares       1.08%/0.98%
Trust Shares          1.08%/0.68%  Institutional Shares     n/a      Institutional Shares 0.83%/0.73%
------------------------------------------------------------------------------------------------------
Mercantile Intermediate            Firstar Intermediate              Firstar Intermediate
Corporate Bond Portfolio           Bond Market Fund                  Bond Market Fund
Investor A Shares     1.19%/1.09%  Retail A Shares      0.95%/0.82%  Retail A Shares      0.95%/0.85%
Institutional Shares  1.19%/1.09%  Class Y Shares           n/a      Class Y Shares       0.95%/0.85%
Trust Shares          1.19%/0.79%  Institutional Shares 0.70%/0.57%  Institutional Shares 0.70%/0.60%
------------------------------------------------------------------------------------------------------
Mercantile Bond Index              Firstar Aggregate                 Firstar Aggregate
Portfolio                          Bond Fund                         Bond Fund
Investor A Shares     0.93%/0.83%  Retail A Shares          n/a      Retail A Shares      0.99%/0.93%
Institutional Shares  0.93%/0.83%  Class Y Shares           n/a      Class Y Shares       0.99%/0.93%
Trust Shares          0.93%/0.53%  Institutional Shares     n/a      Institutional Shares 0.74%/0.68%
------------------------------------------------------------------------------------------------------
Mercantile Government & Corporate  Firstar Aggregate                 Firstar Aggregate
Bond Portfolio                     Bond Fund                         Bond Fund
Investor A Shares     1.07%/0.97%  Retail A Shares          n/a      Retail A Shares      0.99%/0.93%
Investor B Shares     1.77%/1.67%  Retail B Shares          n/a      Retail B Shares      1.74%/1.68%
Institutional Shares  1.07%/0.97%  Class Y Shares           n/a      Class Y Shares       0.99%/0.93%
Trust Shares          1.07%/0.67%  Institutional Shares     n/a      Institutional Shares 0.74%/0.68%
------------------------------------------------------------------------------------------------------


Tax-Exempt Bond Funds:
Mercantile Short-Intermediate      Firstar Tax-Exempt                Firstar Tax-Exempt
Municipal Portfolio                Intermediate Bond Fund            Intermediate Bond Fund
Investor A Shares     1.17%/1.02%  Retail A Shares      1.11%/0.92%  Retail A Shares      1.11%/1.00%
Trust Shares          1.17%/0.77%  Institutional Shares 0.86%/0.67%  Institutional Shares 0.86%/0.75%
------------------------------------------------------------------------------------------------------
Mercantile Missouri                Firstar Missouri                  Firstar Missouri
Tax-Exempt Bond Portfolio          Tax-Exempt Bond Fund (shell)      Tax-Exempt Bond Fund (shell)
Investor A Shares     1.06%/0.86%  Retail A Shares          n/a      Retail A Shares      1.22%/0.97%
Investor B Shares     1.76%/1.66%  Retail B Shares          n/a      Retail B Shares      1.72%/1.72%
Trust Shares          1.06%/0.66%  Institutional Shares     n/a      Institutional Shares 0.72%/0.72%
------------------------------------------------------------------------------------------------------
Mercantile National                Firstar National                  Firstar National
Municipal Bond Portfolio           Municipal Bond Fund               Municipal Bond Fund
Investor A Shares     1.16%/0.96%  Retail A Shares          n/a      Retail A Shares      1.01%/1.01%
Investor B Shares     1.86%/1.76%  Retail B Shares          n/a      Retail B Shares      1.76%/1.76%
Trust Shares          1.16%/0.76%  Institutional Shares     n/a      Institutional Shares 0.76%/0.76%
------------------------------------------------------------------------------------------------------


Stock Funds:
Mercantile Balanced                Firstar Balanced                  Firstar Balanced
Portfolio                          Growth Fund                       Growth Fund
Investor A Shares     1.38%/1.28%  Retail A Shares      1.27%/1.22%  Retail A Shares      1.27%/1.22%
Investor B Shares     2.08%/1.98%  Retail B Shares      2.02%/1.97%  Retail B Shares      2.02%/1.97%
Institutional Shares  1.38%/1.28%  Class Y Shares           n/a      Class Y Shares       1.27%/1.22%
Trust Shares          1.38%/0.98%  Institutional Shares 1.02%/0.97%  Institutional Shares 1.02%/0.97%
------------------------------------------------------------------------------------------------------
Mercantile Equity                  Firstar Equity                    Firstar Equity
Income Portfolio                   Income Fund (shell)               Income Fund (shell)
Investor A Shares     1.38%/1.28%  Retail A Shares          n/a      Retail A Shares      1.28%/1.25%
Investor B Shares     2.08%/1.98%  Retail B Shares          n/a      Retail B Shares      2.03%/2.00%
Institutional Shares  1.38%/1.28%  Class Y Shares           n/a      Class Y Shares       1.28%/1.25%
Trust Shares          1.38%/0.98%  Institutional Shares     n/a      Institutional Shares 1.03%/1.00%
------------------------------------------------------------------------------------------------------

                                                                                           Pro Forma
                         Total                             Total                             Total
                       Operating                         Operating                         Operating
                        Expenses   Corresponding          Expenses   Combined Fund/         Expenses
Mercantile Fund/      Before/After Firstar Fund/        Before/After Share Class          Before/After
Share Class             Waivers    Share Class            Waivers    Post-Reorganization    Waivers
----------------      ------------ -------------        ------------ -------------------  ------------
Mercantile Equity                  Firstar Equity                    Firstar Equity
Index Portfolio                    Index Fund                        Index Fund
Investor A Shares     0.95%/0.85%  Retail A Shares      0.68%/0.62%  Retail A Shares      0.67%/0.62%
Institutional Shares  0.95%/0.85%  Class Y Shares           n/a      Class Y Shares       0.67%/0.62%
Trust Shares          0.95%/0.55%  Institutional Shares 0.43%/0.37%  Institutional Shares 0.42%/0.37%
------------------------------------------------------------------------------------------------------
Mercantile Growth &                Firstar Growth &                  Firstar Growth &
Income Equity Portfolio            Income Fund                       Income Fund
Investor A Shares     1.14%/1.04%  Retail A Shares      1.19%/1.19%  Retail A Shares      1.19%/1.19%
Investor B Shares     1.84%/1.74%  Retail B Shares      1.94%/1.94%  Retail B Shares      1.94%/1.94%
Institutional Shares  1.14%/1.04%  Class Y Shares           n/a      Class Y Shares       1.19%/1.19%
Trust Shares          1.14%/0.74%  Institutional Shares 0.94%/0.94%  Institutional Shares 0.94%/0.94%
------------------------------------------------------------------------------------------------------
Mercantile Growth                  Firstar Growth                    Firstar Growth
Equity Portfolio                   Fund                              Fund
Investor A Shares     1.37%/1.27%  Retail A Shares      1.20%/1.20%  Retail A Shares      1.19%/1.19%
Investor B Shares     2.07%/1.97%  Retail B Shares      1.95%/1.95%  Retail B Shares      1.94%/1.94%
Institutional Shares  1.37%/1.27%  Class Y Shares           n/a      Class Y Shares       1.19%/1.19%
Trust Shares          1.37%/0.97%  Institutional Shares 0.95%/0.95%  Institutional Shares 0.94%/0.94%
------------------------------------------------------------------------------------------------------
Mercantile Small Cap               Firstar Emerging                  Firstar Emerging
Equity Portfolio                   Growth Fund                       Growth Fund
Investor A Shares     1.36%/1.26%  Retail A Shares      1.31%/1.31%  Retail A Shares      1.23%/1.21%
Investor B Shares     2.06%/1.96%  Retail B Shares      2.06%/2.06%  Retail B Shares      1.98%/1.96%
Institutional Shares  1.36%/1.26%  Class Y Shares           n/a      Class Y Shares       1.23%/1.21%
Trust Shares          1.36%/0.96%  Institutional Shares 1.06%/1.06%  Institutional Shares 0.98%/0.96%
------------------------------------------------------------------------------------------------------
Mercantile Small Cap               Firstar Small Cap                 Firstar Small Cap
Equity Index Portfolio             Index Fund (shell)                Index Fund (shell)
Investor A Shares     1.08%/0.98%  Retail A Shares          n/a      Retail A Shares      0.99%/0.93%
Institutional Shares  1.08%/0.98%  Class Y Shares           n/a      Class Y Shares       0.99%/0.93%
Trust Shares          1.08%/0.68%  Institutional Shares     n/a      Institutional Shares 0.74%/0.68%
------------------------------------------------------------------------------------------------------
Mercantile International           Firstar Core                      Firstar Core
Equity Portfolio                   International Equity Fund         International Equity Fund
Investor A Shares     1.72%/1.56%  Retail A Shares      2.37%/1.70%  Retail A Shares      1.82%/1.51%
Investor B Shares     2.42%/2.26%  Retail B Shares      2.87%/2.45%  Retail B Shares      2.32%/2.26%
Institutional Shares  1.72%/1.56%  Class Y Shares           n/a      Class Y Shares       1.57%/1.51%
Trust Shares          1.72%/1.26%  Institutional Shares 1.87%/1.45%  Institutional Shares 1.32%/1.26%
------------------------------------------------------------------------------------------------------

                                    SUMMARY

  The following is a summary of certain information relating to the proposed Reorganization between Firstar and Mercantile. More complete information is contained elsewhere in this Proxy/Prospectus and in the prospectuses and statements of additional information of Firstar and Mercantile.

  Proposed Reorganization. The Reorganization Agreement provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of each Mercantile Fund to a corresponding investment portfolio offered by Firstar (each, a "Corresponding Firstar Fund"), in exchange for shares of the designated classes of such Corresponding Firstar Fund of equal value (such shares of the designated classes of such Corresponding Firstar Fund, the "Firstar Fund Shares"); (2) the distribution of the Firstar Fund Shares to the shareholders of the Mercantile Funds in liquidation of each of the Mercantile Funds; (3) the transfer of substantially all of the assets and liabilities of Mercantile; and (4) the deregistration under the 1940 Act and the dissolution under state law of Mercantile. It is anticipated that the Reorganization will take place in two stages, with fifteen of the Mercantile Funds first transferring their respective assets and liabilities to fourteen corresponding Existing Firstar Funds with the same or similar investment objectives and policies in exchange for the Firstar Fund Shares issued by such corresponding Existing Firstar Funds, and two weeks later, the remaining four Mercantile Funds transferring their respective assets and liabilities to four Shell Firstar Funds organized for the purpose of acquiring the assets and liabilities, and then continuing the business, of such Mercantile Fund, in exchange for the Firstar Fund Shares issued by such corresponding Shell Firstar Funds. The liquidation of each Mercantile Fund, and the distribution of the Firstar Fund Shares to the respective shareholders of such Mercantile Fund, shall occur immediately after the receipt by such Mercantile Fund of all of the Firstar Fund Shares to be received by such Mercantile Fund in the Reorganization. The Reorganization is subject to a number of conditions, including approval by the shareholders of each Mercantile Fund.

  As a result of the proposed Reorganization, each Mercantile Fund shareholder will become a shareholder of its Corresponding Firstar Fund and will hold, immediately after the Reorganization, Firstar Fund Shares in such Corresponding Firstar Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Mercantile Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization will be tax-free under federal tax laws and shareholders of the Firstar Funds and the Mercantile Funds will not pay any sales charge as a result of the exchange of the shares in the Reorganization.

  Shareholders of the Mercantile Conning Money Market Portfolio will receive Shares of the Corresponding Firstar Fund. Shareholders of each of the Mercantile Treasury Money Market Portfolio, Mercantile Money Market Portfolio and Mercantile Tax-Exempt Money Market Portfolio will receive the following share classes of its Corresponding Firstar Fund:

                                    Firstar Fund and Share Class to be
Mercantile Fund and Share Class     Received
-------------------------------     ----------------------------------
Mercantile Treasury Money Market
 Portfolio                          Firstar U.S. Treasury Money Market Fund
Investor A                          Institutional
Institutional                       Institutional
Trust                               Institutional
Trust II                            Institutional
---------------------------------------------------------------------------
Mercantile Money Market Portfolio   Firstar Money Market Fund
Investor A                          Retail A
Investor B                          Retail A
Institutional                       Retail A
Trust                               Retail A
Trust II*                           Retail A
---------------------------------------------------------------------------
Mercantile Tax-Exempt Money Market
 Portfolio                          Firstar Tax-Exempt Money Market Fund
Investor A                          Retail A
Trust                               Institutional
Trust II                            Institutional
---------------------------------------------------------------------------

--------
* It is expected that prior to the Reorganization certain shareholders for whom Firstar Bank, N.A. or its affiliates have investment discretion will have their Trust II Shares exchanged for shares of the Firstar Institutional Money Market Fund; however, this exchange may occur after the Reorganization with respect to certain of these shareholders.

  Shareholders of each of the other Mercantile Funds will receive the following share classes of its Corresponding Firstar Fund:

Mercantile
Share Class    Firstar Share Class  to be Received
-----------    -----------------------------------
Investor A     Retail A
Investor B     Retail B
Institutional  Class Y
Trust          Institutional

  The Reorganization is expected to occur in late November or early December 2000 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement" below.

  At the same time that the Mercantile Funds are reorganized into the Firstar Funds, it is expected that the investment portfolios of the Firstar Stellar Funds ("Stellar") and the Firstar Select Funds ("Select") will be reorganized into certain investment portfolios offered by Firstar, including, in the case of the Stellar reorganization, certain of the Corresponding Firstar Funds. In particular, it is expected that (1) the Stellar Treasury Fund, together with the Mercantile Treasury Money Market Portfolio, will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund, together with the Mercantile Tax-Exempt Money Market Portfolio, will be reorganized into the Firstar Tax-Exempt Money Market Fund, (3) the Stellar U.S. Government Income Fund, together with the Mercantile U.S. Government Securities Portfolio, will be reorganized into the Firstar U.S. Government Securities Fund, and (4) the Stellar Insured Tax-Free Bond Fund, together with the Mercantile National Municipal Bond Portfolio, will be reorganized into the Firstar National Municipal Bond Fund. If the Reorganization Agreement is approved by Mercantile shareholders at the Special Meeting, it is expected that the Reorganization will be completed whether or not the Stellar reorganization and Select reorganization are completed.

  Overview of the Funds.

                      Comparison of Investment Objectives

  The following chart summarizes the investment objective of (i) each of the Mercantile Funds, that is reorganizing into an existing Firstar Fund, and (ii) its Corresponding Firstar Fund.

Mercantile Fund                              Corresponding Firstar Fund
---------------                              --------------------------
Mercantile Treasury Money Market Portfolio:  Firstar U.S. Treasury Money Market Fund:
Seeks a high level of current income exempt  Seeks to provide a high level of current
from state income tax consistent with        income exempt from state income taxes
liquidity and security of principal.         consistent with liquidity, the preservation
                                             of capital and a stable net asset value.


Mercantile Money Market Portfolio:           Firstar Money Market Fund:
Seeks current income with liquidity and      Seeks to provide a high level of taxable
stability of principal.                      current income consistent with liquidity,
                                             the preservation of capital and a stable
                                             net asset value.


Mercantile Tax-Exempt Money Market           Firstar Tax-Exempt Money Market Fund:
 Portfolio:
Seeks as high a level of current interest    Seeks to provide a high level of current
income exempt from federal income tax as is  income exempt from federal income taxes
consistent with liquidity and stability of   consistent with liquidity, the preservation
principal.                                   of capital and a stable net asset value.

Mercantile Fund                                     Corresponding Firstar Fund
---------------                                     --------------------------
Mercantile U.S. Government Securities               Firstar U.S. Government Securities Fund:
 Portfolio:
Seeks a high rate of current income that is         Seeks a high rate of current income that is
consistent with relative stability of               consistent with relative stability of
principal.                                          principal.


Mercantile Intermediate Corporate Bond Portfolio:   Firstar Intermediate Bond Market Fund:
Seeks as high a level of current income as          Seeks to provide an annual rate of total
is consistent with preservation of capital.         return, before Fund expenses, comparable to
                                                    the annual rate of total return of the
                                                    Lehman Brothers Intermediate
                                                    Government/Credit Bond Index.


Mercantile Bond Index Portfolio:                    Firstar Aggregate Bond Fund:
Seeks to provide investment results that,           Seeks to provide an annual rate of total
before deduction of operating expenses,             return, before Fund expenses, comparable to
approximate the price and yield performance         the annual rate of total return of the
of U.S. Government, mortgage-backed, asset-         Lehman Brothers Aggregate Bond Index.
backed and corporate debt securities as
represented by the Lehman Brothers
Aggregate Bond Index.


Mercantile Government & Corporate Bond Portfolio:   Firstar Aggregate Bond Fund:
Seeks the highest level of current income           Seeks to provide an annual rate of total
consistent with conservation of capital.            return, before Fund expenses, comparable to
                                                    the annual rate of total return of the
                                                    Lehman Brothers Aggregate Bond Index.


Mercantile Short-Intermediate Municipal Portfolio:  Firstar Tax-Exempt Intermediate Bond Fund:
Seeks as high a level of current income,            Seeks to provide current income that is
exempt from regular federal income tax, as          substantially exempt from federal income
is consistent with preservation of capital.         tax and emphasize total return with
                                                    relatively low volatility of principal.


Mercantile National Municipal Bond                  Firstar National Municipal Bond Fund:
 Portfolio:
Seeks as high a level of current income             Seeks as high a level of current income
exempt from regular federal income tax as           exempt from regular federal income tax as
is consistent with conservation of capital.         is consistent with conservation of capital.


Mercantile Balanced Portfolio:                      Firstar Balanced Growth Fund:
Seeks to maximize total return through a            Seeks to achieve a balance of capital
combination of growth of capital and                appreciation and current income with
current income consistent with the                  relatively low volatility of capital.
preservation of capital.


Mercantile Equity Index Portfolio:                  Firstar Equity Index Fund:
Seeks to provide investment results that,           Seeks returns, before Fund expenses,
before the deduction of operating expenses,         comparable to the price and yield
approximate the price and yield performance         performance of publicly traded common
of U.S. publicly traded common stocks with          stocks in the aggregate, as represented by
large stock market capitalizations, as              the S&P 500 Index.
represented by the Standard & Poor's 500
Index.


Mercantile Growth & Income Equity                   Firstar Growth & Income Fund:
 Portfolio:
Seeks to provide long-term capital growth,          Seeks both reasonable income and long-term
with income a secondary consideration.              capital appreciation.


Mercantile Growth Equity Portfolio:                 Firstar Growth Fund:
Seeks capital appreciation.                         Seeks capital appreciation through
                                                    investment in securities of large-sized
                                                    companies.

Mercantile Fund                             Corresponding Firstar Fund
---------------                             --------------------------
Mercantile Small Cap Equity Portfolio:      Firstar Emerging Growth Fund:
Seeks capital appreciation.                 Seeks capital appreciation.


Mercantile International Equity Portfolio:  Firstar Core International Equity Fund:
Seeks to provide capital growth consistent  Seeks to provide maximum, long-term total
with reasonable investment risk.            return consistent with reasonable risk to
                                            principal.

  The investment objective, policies and restrictions of (i) the Mercantile Conning Money Market Portfolio, (ii) the Mercantile Missouri Tax-Exempt Bond Portfolio, (iii) the Mercantile Equity Income Portfolio and (iv) the Mercantile Small Cap Equity Index Portfolio (collectively, the "Continuing Mercantile Funds") are substantially the same as those of their Corresponding Firstar Funds, because each of the Firstar Shell Funds has been organized solely in connection with this Reorganization to acquire the assets and liabilities, and continue the business, of its corresponding Continuing Mercantile Fund.

  The investment objectives, policies and restrictions of each of the other Mercantile Funds (collectively, the "Reorganizing Mercantile Funds") are, in general, substantially the same as or similar to those of its Corresponding Firstar Fund. However, there are certain differences between the investment policies and restrictions of certain of the Reorganizing Mercantile Funds and their Corresponding Firstar Funds. For additional information, see "Comparison of Mercantile Funds and Firstar Funds--Investment Objectives and Policies" and "Investment Objectives, Limitations and Certain Significant Investment Policies of the Reorganizing Mercantile Funds and Corresponding Firstar Funds" below.

  It is expected that at the time of the Reorganization, the Firstar U.S. Treasury Money Market Fund, the Firstar Emerging Growth Fund and the Firstar Core International Equity Fund will adopt investment objectives and certain non-fundamental policies and restrictions that are substantially the same as the investment objectives, policies and restrictions of the Stellar Treasury Fund, the Mercantile Small Cap Equity Portfolio and the Mercantile International Equity Portfolio, respectively. For a complete description of the investment objective, policies and restrictions of the Stellar Treasury Fund, see "Other Information Relating to the Stellar Treasury Fund" below.

  FIRMCO currently serves as the investment adviser to each of the Mercantile Funds and currently serves or will serve as the investment adviser to each of the Firstar Funds. Conning Asset Management Company ("Conning") currently serves as sub-adviser to the Mercantile Conning Money Market Portfolio and will serve as sub-adviser to the Firstar Conning Money Market Fund. Clay Finlay Inc. ("Clay Finlay") currently serves as sub-adviser to the Mercantile International Equity Portfolio. It is expected that at the time of the Reorganization, Clay Finlay also will serve as sub-adviser to the Firstar Core International Equity Fund. Firstar intends to call a special meeting of shareholders of the Firstar Core International Equity Fund to approve Clay Finlay as sub-adviser. If this engagement is not approved by shareholders of the Firstar Core International Equity Fund, then the Fund's existing sub-advisory arrangements with Glenmede Advisers, Inc. described in the enclosed prospectuses of the Firstar Funds will remain in effect.

                                   Table II

  The following table summarizes whether the contractual advisory fee rate of a Firstar Fund (on a pro forma basis, after giving effect to the Reorganization) is higher, lower or the same as its corresponding Mercantile Fund by showing the differential between the Firstar Fund (on a pro forma basis, after giving effect to the Reorganization) and Mercantile Fund contractual fee rate.

                                                       Differential between
                                                      Firstar and Mercantile
        Fund                                      contractual advisory fee rate+
        ----                                      ------------------------------
Firstar U.S. Treasury Money Market Fund..........          .04% higher
Firstar Money Market Fund........................          .10% higher
Firstar Tax-Exempt Money Market Fund.............          .10% higher
Firstar Conning Money Market.....................   Same contractual fee rate
Firstar U.S. Government Securities Fund..........          .15% higher
Firstar Intermediate Bond Market Fund............           .05% lower
Firstar Aggregate Bond Fund......................       .05%/.20% higher*
Firstar Tax-Exempt Intermediate Bond Fund........           .05% lower
Firstar Missouri Tax-Exempt Bond Fund............   Same contractual fee rate
Firstar National Municipal Bond Fund.............   Same contractual fee rate
Firstar Balanced Growth Fund.....................   Same contractual fee rate
Firstar Equity Income Fund.......................   Same contractual fee rate
Firstar Equity Index Fund........................           .05% lower
Firstar Growth and Income Fund...................          .20% higher
Firstar Growth Fund..............................   Same contractual fee rate
Firstar Emerging Growth Fund.....................   Same contractual fee rate
Firstar Small Cap Index Fund.....................   Same contractual fee rate
Firstar Core International Equity Fund...........   Same contractual fee rate

--------
+ The differentials listed in this column are determined in the same manner as the example listed below:
   The Firstar U.S. Treasury Money Market Fund's contractual advisory fee rate is 0.44% and the Mercantile Treasury Money Market Portfolio's contractual advisory fee rate is 0.40%. Therefore, the contractual advisory fee rate for the Firstar U.S. Treasury Fund is 0.04% higher than the contractual advisory fee rate for the Mercantile Treasury Money
   Market Portfolio.
* The contractual advisory fee rate will be .05% higher than the contractual advisory fee rate of the Mercantile Government & Corporate Bond Portfolio and .20% higher than the contractual advisory fee rate for the Mercantile Bond Index Portfolio.

  For more information on advisory fee rates, see "Comparison of Mercantile Funds and Firstar Funds--Investment Advisory Services--Table V."

  Advisory fees, however, are only one type of fee and expense paid by mutual funds. As noted previously in "Fee Tables--Tables I(A) and I(B)," (i) twelve of the eighteen Mercantile Funds that offer Investor A Shares, three of the eleven Mercantile Funds that offer Investor B Shares, eleven of the fourteen Mercantile Funds that offer Institutional Shares, seven of the eighteen Mercantile Funds that offer Trust Shares and none of the Mercantile Funds that offer Trust II Shares will have total operating expense ratios (after fee waivers and/or expense reimbursements) which are lower after the Reorganization; (ii) two of the eighteen Mercantile Funds that offer Investor A Shares, three of the eleven Mercantile Funds that offer Investor B Shares, one of the fourteen Mercantile Funds that offer Institutional Shares, five of the eighteen Mercantile Funds that offer Trust Shares and none of the Mercantile Funds that offer Trust II Shares will have the same total operating expense ratios (after fee waivers and/or expense reimbursements) after the Reorganization; and (iii) four of the eighteen Mercantile Funds that offer Investor A Shares, five of the eleven Mercantile Funds that offer Investor B Shares, two of the fourteen Mercantile Funds that offer Institutional Shares, six of the eighteen Mercantile Funds that offer Trust Shares and all three of the Mercantile Funds that offer Trust II Shares will have total operating expense ratios (after fee waivers and/or expense reimbursements) which are higher after the Reorganization. For a more detailed summary of fees and expenses, see "Fee and Expenses" below.

  Firstar Mutual Fund Services, LLC ("FMFS") serves as administrator of the Firstar Funds. FMFS also serves as co-administrator of the Mercantile Funds along with BISYS Fund Services Ohio, Inc. FMFS serves as transfer agent to both the Mercantile Funds and the Firstar Funds and Firstar Bank, N.A. serves as custodian for both the Mercantile Funds and the Firstar Funds. The Mercantile Funds and Firstar Funds have different distributors. For a detailed description of the management of the Firstar Funds, including FIRMCO, Conning and Clay Finlay and the other service providers to the Firstar Funds, see "Comparison of Mercantile Funds and Firstar Funds--Investment Advisory Services," "Comparison of Mercantile Funds and Firstar Funds--Other Service Provides for the Mercantile Funds and the Firstar Funds" and the Firstar Fund prospectus which accompanies this Proxy/Prospectus.

  The purchase, redemption, exchange, dividend and other policies and procedures of the Mercantile Funds and their Corresponding Firstar Funds are generally similar. There are, however, some differences, such as with respect to the categories of shareholders eligible for sales charge waivers. For more information, see "Comparison of Mercantile Funds and Firstar Funds-- Shareholder Transactions and Policies," "Comparison of Mercantile Funds and Firstar Funds--Share Structure" and "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Mercantile Funds" below. Please note that no contingent deferred sales loads will be imposed on any Mercantile Fund shares as a result of the Reorganization. In addition, no front-end sales load will be imposed on any Firstar Fund Shares issued in the Reorganization.

  Federal Income Tax Consequences. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Mercantile Funds, the Firstar Funds or their respective shareholders. The sale of securities by the Mercantile Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the taxable capital gains distributions made prior to the Reorganization. See "The Reorganization--Federal Income Tax Considerations" for additional information.

  Mercantile and Firstar Board Consideration. During its deliberations, Mercantile's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Mercantile Funds; (2) the capabilities, practices and resources of FIRMCO; (3) the investment advisory and other fees paid by the Firstar Funds, and the historical and projected expense ratios of the Firstar Funds as compared with those of the Mercantile Funds and industry peer groups; (4) the investment objectives, policies and limitations of the Firstar Funds and their relative compatibility with those of the Mercantile Funds; (5) the historical investment performance records of the Mercantile Funds and the Firstar Funds, relative to each other and, with respect to the Firstar Funds, to peer groups or indices; (6) the shareholder services offered by Firstar; (7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the Reorganization for the respective Mercantile Funds and their shareholders; and
(9) the number of investment portfolio options that would be available to shareholders after the Reorganization. The Mercantile Board also considered FIRMCO's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of FIRMCO's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by FIRMCO. For additional information, see "The Reorganization--Mercantile Board Consideration."

  Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Mercantile, including all of the non-interested members of the Board, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each Mercantile Fund and that the interests of the existing shareholders of each Mercantile Fund would not be diluted as a result of the Reorganization.

  The Mercantile Board of Directors unanimously recommends that shareholders of each Mercantile Fund approve the Reorganization Agreement.

  After considering the relevant factors, the Firstar Board of Directors similarly found that participation in the Reorganization was in the best interests of the Firstar Funds and that the interests of the shareholders of the Firstar Funds would not be diluted as a result of the Reorganization.

  Principal Risk Factors. Because each of the Firstar Shell Funds is being created to acquire substantially all of the assets and liabilities, and then continue the business, of its corresponding Continuing Mercantile Fund, an investment in a Firstar Shell Fund involves risks that are substantially the same as those of investing in its corresponding Continuing Mercantile Fund. The investment objectives, policies and restrictions of each Existing Firstar Fund are, in general, the same as or similar to those of its corresponding Mercantile Fund. Accordingly, an investment in an Existing Firstar Fund involves risks that are the same as or similar to those of investing in its corresponding Reorganizing Mercantile Fund. The reorganization of certain Mercantile Funds into Existing Firstar Funds will expose the Shareholders of the Reorganizing Mercantile Funds to the following additional principal risk factors (capitalized terms are described in the table that follows this discussion).

                                             The Corresponding Firstar Fund will carry
If a Shareholder invests in the              the following additional principal risk
following Mercantile Fund:                   factor:
-------------------------------              -------------------------------------------
Mercantile Tax-Exempt Money Market           Municipal Lease Obligation Risk
 Portfolio

Mercantile Intermediate Corporate Bond       Focus Risk
 Portfolio
                                             Fixed Income Management Risk

Mercantile Short-Intermediate Municipal      Municipal Lease Obligation Risk
 Portfolio

Mercantile Balanced Portfolio                Convertible Securities Risk
                                             Derivatives Risk

Mercantile Equity Index Portfolio            Futures Risk
                                             Derivatives Risk

Mercantile Growth & Income Equity Portfolio  Interest Rate Risk
                                             Convertible Securities Risk
                                             Derivatives Risk

Mercantile Growth Equity Portfolio           Interest Rate Risk
                                             Convertible Securities Risk

  All of the principal risks applicable to the Mercantile Funds and the Firstar Funds are described in the table below. Additional information regarding these risks and other risks to which the Funds are subject are described in the respective prospectuses and statements of additional information for the Funds. The Mercantile Funds and Firstar Funds are classified in the following groups:

  "Mercantile Money Market Funds" means, collectively, the Mercantile Treasury Money Market Portfolio, Mercantile Money Market Portfolio, Mercantile Tax-Exempt Money Market Portfolio and Mercantile Conning Money Market Portfolio.

  "Firstar Money Market Funds" means, collectively, the Corresponding Firstar Funds of the Mercantile Money Market Funds.

  "Mercantile Bond Funds" means, collectively the Mercantile U.S. Government Securities Portfolio, Mercantile Intermediate Corporate Bond Portfolio, Mercantile Bond Index Portfolio and Mercantile Government & Corporate Bond Portfolio.

  "Firstar Bond Funds" means, collectively, the Corresponding Firstar Funds of the Mercantile Bond Funds.

  "Mercantile Tax-Exempt Bond Funds" means, collectively the Mercantile Short-Intermediate Municipal Portfolio, Mercantile Missouri Tax-Exempt Bond Portfolio and Mercantile National Municipal Bond Portfolio.

  "Firstar Tax-Exempt Bond Funds" means, collectively, the Corresponding Firstar Funds of the Mercantile Tax-Exempt Bond Funds.

  "Mercantile Equity Funds" means collectively, the Mercantile Balanced Portfolio, Mercantile Equity Income Portfolio, Mercantile Equity Index Portfolio, Mercantile Growth & Income Equity Portfolio, Mercantile Growth Equity Portfolio, Mercantile Small Cap Equity Portfolio, Mercantile Small Cap Equity Index Portfolio and Mercantile International Equity Portfolio.

  "Firstar Equity Funds" means, collectively, the Corresponding Firstar Funds of the Mercantile Equity Funds.

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Management Risk--The investment adviser evaluates     All Firstar Funds
the rewards and risks presented by all securities
purchased by a Fund and how they may advance the      All Mercantile Funds
Fund's investment objective. It is possible,
however, that these evaluations will prove to be
inaccurate.
---------------------------------------------------------------------------------------
Uninsured Investment Risk--An investment in a Fund    All Firstar Funds
is not a deposit of Firstar Bank, N.A. and is not
insured by the Federal Deposit Insurance Corporation  All Mercantile Funds
or any other government agency.
---------------------------------------------------------------------------------------
Market Risk--The value of the securities in which a   All Firstar Equity Funds
Fund invests may go up or down in response to the
prospects of individual companies and/or general      All Mercantile Equity Funds
economic conditions.
---------------------------------------------------------------------------------------
Fixed Income Risk--The rate of income on Fund shares  Firstar Money Market, Bond and
will vary from day to day so that dividends on your   Tax-Exempt Bond Funds
investment will vary.
                                                      Mercantile Money Market, Bond and
                                                      Tax-Exempt Bond Funds
---------------------------------------------------------------------------------------
Volatility Risk--The value of your investment will    Firstar Bond, Tax-Exempt Bond and
go up and down with the value of the investments      Equity Funds
which the Fund holds. You may lose money if you
invest in the Fund.                                   Mercantile Bond, Tax-Exempt Bond
                                                      and Equity Funds
---------------------------------------------------------------------------------------
Credit Risk--An issuer of fixed income securities     Firstar Money Market, Bond,
may default on its obligation to pay interest and     Taxable Bond, Balanced Growth,
repay principal, causing the value of your            Growth & Income, Growth and
investment to decline. Lower-rated securities are     Emerging Growth Funds
subject to greater credit risk than higher-rated
securities.                                           Mercantile Money Market, Bond and
                                                      Tax-Exempt Bond Funds and
                                                      Mercantile Balanced Portfolio
---------------------------------------------------------------------------------------
Interest Rate Risk--In general, bond prices rise      Firstar Money Market, Bond,
when interest rates fall and fall when interest       Taxable Bond, Balanced Growth,
rates rise. Longer-term bonds, stripped securities    Growth & Income, Growth and
and zero-coupon securities are more susceptible to    Emerging Growth Funds
these fluctuations than short-term bonds. Changes in
interest rates will also effect a Fund's yield. A     Mercantile Money Market, Bond and
decline in interest rates may lead to a decline in    Tax-Exempt Bond Funds and
the Fund's yield. Lower-rated securities are subject  Mercantile Balanced Portfolio to greater interest rate risk than higher-rated
securities.
---------------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Extension Risk--An issuer may exercise its right to   Firstar U.S. Government
pay principal on an obligation held by a Fund (such   Securities, Aggregate Bond,
as a mortgage-backed or asset-backed security) later  National Municipal Bond and
than expected. This may happen when there is a rise   Balanced Growth Funds
in interest rates. Under such circumstances, the
value of the obligation will decrease and the Fund    Mercantile Bond and Tax-Exempt
will also suffer from the inability to invest in      Bond Funds and Mercantile
higher yielding securities.                           Balanced Portfolio
---------------------------------------------------------------------------------------
Prepayment Risk--An issuer may exercise its right to  Firstar U.S. Government
pay principal on an obligation held by a Fund (such   Securities, Aggregate Bond,
as a mortgage-backed or asset-backed security)        National Municipal Bond and
earlier than expected. This may happen when there is  Balanced Growth Funds a decline in interest rates. These events may make a
Fund unable to recoup its initial investment and may  Mercantile Bond and Tax-Exempt
result in reduced yields.                             Bond Funds and Mercantile
                                                      Balanced Portfolio
---------------------------------------------------------------------------------------
Money Market Risk--Although a money market fund       Firstar Money Market Funds
seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by      Mercantile Money Market Funds
investing in a Fund.
---------------------------------------------------------------------------------------
Sector/Technology Risk--To the extent that a Fund     Firstar Balanced Growth, Growth &
emphasizes particular companies or market sectors,    Income, Growth and Emerging
such as technology, it will be especially             Growth Funds
susceptible to the risks associated with investments
in those companies or market sectors. Stocks of       Mercantile Balanced, Equity
technology companies may be subject to greater price  Income, Equity Index, Growth &
volatility than stocks of companies in other          Income Equity, Growth Equity,
sectors. Technology companies may produce or use      Small Cap Equity and Small Cap
products or services that prove commercially          Equity Index Portfolios
unsuccessful, become obsolete or become adversely
impacted by government regulation. Technology stocks
may experience significant price movements caused by
disproportionate investor optimism or pessimism.
---------------------------------------------------------------------------------------
Indexing Risk in General--The Fund uses an indexing   Firstar Equity Index and Small
strategy to approximate the investment performance    Cap Index Funds
of a benchmark index, before fund expenses. The Fund
may fail to match the investment results of its       Mercantile Bond Index, Equity
benchmark index as a result of shareholder purchase   Index and Small Cap Equity Index
and redemption activity, transaction costs, expenses  Portfolios and other factors. The investment adviser may be
required to sell securities if the issuer or the
security is eliminated from the benchmark index.
Such sales may result in lower prices, or losses,
that may not have been incurred if the investment
adviser did not have to purchase or sell the
securities.
---------------------------------------------------------------------------------------
Convertible Securities Risk--Convertible securities   Firstar Balanced Growth, Growth &
frequently have speculative characteristics and may   Income, Growth and Emerging
be acquired without regard to minimum quality         Growth Funds
ratings. Convertible securities are subject to
greater credit and interest rate risk than higher
rated securities.
---------------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Concentration Risk--A Fund may invest more than 25%   Firstar Tax-Exempt Money Market
of its total assets in municipal obligations issued   and Tax-Exempt Bond Funds
by entities located in the same state and in
municipal obligations the interest on which is paid   Mercantile Tax-Exempt Money
solely from revenues of similar projects. As a        Market Portfolio and Mercantile
result, changes in economic, business or political    Tax-Exempt Bond Funds
conditions relating to a particular state or
particular types of projects may have a
disproportionate impact on the Fund's share price.
---------------------------------------------------------------------------------------
Municipal Government Risk--The ability of a state or  Firstar Tax-Exempt Money Market
local government issuer to make payments can be       and Tax-Exempt Bond Funds
affected by many factors, including economic
conditions, the flow of tax revenues and changes in   Mercantile Tax-Exempt Money
the level of federal, state or local aid. Some        Market Portfolio and Mercantile
municipal securities are payable only from limited    Tax-Exempt Bond Funds
revenue sources or by private entities.
---------------------------------------------------------------------------------------
Small Cap Stock Risk--Compared to larger-             Firstar Emerging Growth and Small
capitalization stocks, small-capitalization stocks    Cap Index Funds
tend to carry greater risk and exhibit greater price
volatility because their businesses may not be well   Mercantile Small Cap Equity and
established. In addition, some smaller companies may  Small Cap Equity Index Portfolios have specialized or limited product lines, markets
or financial resources and may be dependent on one-
person management. All of these factors increase
risk and may result in more significant losses than
other equity funds.
---------------------------------------------------------------------------------------
Foreign Investment Risk--The Fund's investments in    Firstar Core International Equity
foreign securities are subject to foreign risks.      Fund
Foreign stocks involve special risks not typically
associated with U.S. stocks. The stocks held by the   Mercantile Intermediate Corporate
Fund may underperform other types of stocks, and      Bond, Government & Corporate Bond
they may not increase or may decline in value.        and International Equity
Foreign investments may be riskier than U.S.          Portfolios
investments because of factors such as foreign
government restrictions, changes in currency
exchange rates, incomplete financial information
about the issuers of securities, and political or
economic instability. Foreign stocks may be more
volatile and less liquid than U.S. stocks.
---------------------------------------------------------------------------------------
Non-Diversification Risk--The Fund is non-            Firstar Missouri Tax-Exempt Bond
diversified, which means that it can invest a large   Fund
percentage of its assets in a small number of
issues. As a result, a change in the value of any     Mercantile Tax-Exempt Money
one investment held by the Fund may affect the        Market and Missouri Tax-Exempt
overall value of the Fund more than it would affect   Bond Portfolios
a diversified fund which holds more investments.
---------------------------------------------------------------------------------------
Derivatives Risk--Certain investments may be more     Firstar Balanced Growth, Equity
sensitive to or otherwise not react in tandem with    Index and Growth & Income Funds
interest rate changes or market movements and may be
leveraged.
---------------------------------------------------------------------------------------
Bank Risk--Municipal obligations that a Fund          Firstar Tax-Exempt Money Market
purchases may be backed by letters of credit issued   Fund
by banks and other financial institutions. Adverse
developments affecting banks could have a negative    Mercantile Tax-Exempt Money
effect on the Fund's securities.                      Market Portfolio
---------------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Municipal Lease Obligation Risk--A Fund may acquire   Firstar Tax-Exempt Money Market
municipal lease obligations which are issued by a     and Tax-Exempt Intermediate Bond
state or local government or authority to acquire     Funds
land and a wide variety of equipment and facilities.
If funds are not appropriated for the following
year's lease payments, the lease may terminate, with
the possibility of default on the lease obligation
and significant loss to the Fund.
---------------------------------------------------------------------------------------
Investment in Missouri Risk--Because the Fund         Firstar Missouri Tax-Exempt Bond
invests primarily in Missouri municipal securities,   Fund
it also is likely to be especially susceptible to
economic, political and regulatory events that        Mercantile Missouri Tax-Exempt
affect Missouri. Missouri's economy is largely        Bond Portfolio
comprised of services, manufacturing (primarily
defense, transportation and other durable goods),
wholesale and retail trade, and state and local
government. The exposure to these industries leaves
Missouri vulnerable to an economic slowdown
associated with the business cycles of such
industries. Because defense-related business plays
an important role in Missouri's economy, declining
defense appropriations and federal downsizing also
may continue to have an adverse impact on the State.
From time to time, Missouri and its political
subdivisions have encountered financial
difficulties.
---------------------------------------------------------------------------------------
Repurchase Agreement Risk--The Fund may invest in     Firstar U.S. Government
repurchase agreements, which carry the risk that the  Securities Fund other party may not fulfill its obligations under
the agreement.                                        Mercantile U.S. Government
                                                      Securities Portfolio
---------------------------------------------------------------------------------------
Large Cap Indexing Risk--Your investment follows the  Firstar Equity Index Fund large-cap portion of the U.S. stock market, as
measured by the S&P 500 Index, during upturns as      Mercantile Equity Index Portfolio
well as downturns. Because of its indexing strategy,
the Fund cannot take steps to reduce market
volatility or to lessen the effects of a declining
market. Whenever large-cap stocks perform less than
mid- or small-cap stocks, the Fund may underperform
funds that have exposure to those segments. Further,
the Fund will not necessarily dispose of a security
in response to adverse events affecting the issuer
of a security (such as adverse credit factors or
failure to pay dividends).
---------------------------------------------------------------------------------------
Growth Risk--The growth stocks the Fund typically     Firstar Growth Fund
holds may not perform as well as other types of
stocks, such as value stocks.                         Mercantile Growth Equity
                                                      Portfolio
---------------------------------------------------------------------------------------
Value Risk--The value stocks the Fund typically       Firstar Equity Income Fund
holds may not perform as well as other stocks, such
as growth stocks.                                     Mercantile Equity Income
                                                      Portfolio
---------------------------------------------------------------------------------------
Emerging Market Risk--The risks associated with       Firstar Core International Equity
foreign investments are heightened when investing in  Fund
emerging markets. The governments and economies of
emerging market countries feature greater             Mercantile International Equity
instability than those of more developed countries.   Portfolio
Such investments tend to fluctuate in price more
widely and to be less liquid than other foreign
investments.
---------------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Currency Risk--Currency risk is the potential for     Firstar Core International Equity
price fluctuations in the dollar value of the         Fund
foreign securities that the Fund holds because of
changing currency exchange rates.                     Mercantile International Equity
                                                      Portfolio
---------------------------------------------------------------------------------------
Focus Risk--Because of the smaller number of issues   Firstar Intermediate Bond Market
held by the Fund than its benchmark index, material   Fund
events affecting the Fund's portfolio (for example,
an issuer's decline in credit quality) may influence
the performance of the Fund to a greater degree than
such events will influence its benchmark index and
may prevent the Fund from attaining its investment
objective for particular periods.
---------------------------------------------------------------------------------------
Fixed Income Management Risk--While the adviser       Firstar Intermediate Bond Market
believes purchasing securities which are not in the   Fund
Fund's benchmark index or not consistent with the
"mix" of the index provides the opportunity to
achieve an enhanced gross return compared to the
index, the investment adviser may err in its choices
of securities or portfolio mixes. Further, the
Adviser calculates the Fund's duration and average
maturity based on certain estimates relating to the
duration and maturity of the securities held by the
Fund. The estimates used may not always be accurate,
so the investment adviser's calculations may be
incorrect. Such errors could result in a negative
return and a loss to you.
---------------------------------------------------------------------------------------
Tax Risk--The Fund may be more adversely impacted by  Firstar Tax-Exempt Intermediate
changes in tax rates and policies than other funds.   Bond Fund
---------------------------------------------------------------------------------------
Futures Risk--The Fund invests in futures contracts.  Firstar Equity Index Fund
Such investments could cause the Fund to track the
S&P 500 Index less closely if they don't perform as
expected.
---------------------------------------------------------------------------------------
IPO Risk--The Fund's performance results may reflect  Mercantile Small Cap Equity periods of above-average performance attributable to  Portfolio its investing a portion of its assets in the
securities of companies offering shares in initial
public offerings. It is possible that the above-
average performance of such companies may not be
repeated in the future.
---------------------------------------------------------------------------------------

  Voting Information. Mercantile's Board of Directors is furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on September 15, 2000 will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Special Meeting. Proxies may be revoked at any time before they are exercised by submitting to Mercantile a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see "Voting Matters."

                              THE REORGANIZATION

  Reasons for the Reorganization. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is attached as Appendix I.

  The proposed Reorganization is expected to benefit Mercantile Fund shareholders by, among other things:

    (i) Offering a larger and more diverse group of mutual funds to all shareholders;

    (ii) Actually or potentially reducing overall expenses by the achievement of economies of scale associated with a larger asset base;

    (iii) Offering an opportunity for better investment performance due to an expanded equity research staff that can focus on the core products available;

    (iv) Offering distribution channels that will have a better understanding of the proprietary products offered by Firstar and will be better able to communicate FIRMCO's investment style to existing and prospective shareholders, thereby potentially increasing assets in the complex; and

    (v) Allowing FIRMCO to effect portfolio transactions on more favorable terms.

  Shareholders of different Mercantile Funds and different classes of each such Fund will be affected differently by the Reorganization. Some Firstar Funds have different operating expenses and investment policies than their corresponding Mercantile Fund. For more information on these differences, please see "Comparison of Mercantile Funds and Firstar Funds" and "Expense Summaries of the Mercantile Funds and the Corresponding Firstar Funds" below.

  Description of the Reorganization Agreement. There are nineteen separate Mercantile Funds. The Reorganization Agreement provides that substantially all of the assets and liabilities of each of the fifteen Reorganizing Mercantile Funds identified in column 1 on Table III(A) below will be transferred to, and acquired by, one of the fourteen Existing Firstar Funds identified in column 2 on Table III(A) below, in exchange for full and fractional shares issued by such Existing Firstar Fund. The Reorganization Agreement further provides that substantially all of the assets and liabilities of each of the Continuing Mercantile Funds identified in column 1 on Table III(B) below will be transferred to, and acquired by, one of the newly-organized Shell Firstar Funds identified in column 2 on Table III(B) below, in exchange for full and fractional shares issued by such Shell Firstar Fund. In the tables, opposite the name of each Mercantile Fund is the name of the Corresponding Firstar Fund to which such Mercantile Fund will transfer substantially all of its assets and liabilities and that will issue Firstar Fund Shares of designated classes to such Mercantile Fund in consideration of such transfer. The Firstar Fund Shares issued by each Firstar Fund to its corresponding Mercantile Fund will have the same aggregate dollar value as the aggregate dollar value of the shares of such Mercantile Fund immediately prior to the effective time of the Reorganization with respect to such Fund.

                                  Table III(A)

Reorganizing Mercantile Fund and Share Class      Existing Firstar Fund and Share Class
--------------------------------------------      -------------------------------------
Mercantile Treasury Money Market Portfolio        Firstar U.S. Treasury Money Market Fund
Investor A Shares                                 Institutional Shares
Institutional Shares                              Institutional Shares
Trust Shares                                      Institutional Shares
Trust II Shares                                   Institutional Shares
-----------------------------------------------------------------------------------------
Mercantile Money Market Portfolio                 Firstar Money Market Fund
Investor A Shares                                 Retail A Shares
Investor B Shares                                 Retail A Shares
Institutional Shares                              Retail A Shares
Trust Shares                                      Retail A Shares
Trust II Shares*                                  Retail A Shares
-----------------------------------------------------------------------------------------
Mercantile Tax-Exempt Money Market Portfolio      Firstar Tax-Exempt Money Market Fund
Investor A Shares                                 Retail A Shares
Trust Shares                                      Institutional Shares
Trust II Shares                                   Institutional Shares
-----------------------------------------------------------------------------------------
Mercantile U.S. Government Securities
 Portfolio                                        Firstar U.S. Government Securities Fund
Investor A Shares                                 Retail A Shares
Investor B Shares                                 Retail B Shares
Institutional Shares                              Class Y Shares
Trust Shares                                      Institutional Shares
-----------------------------------------------------------------------------------------
Mercantile Intermediate Corporate Bond
 Portfolio                                        Firstar Intermediate Bond Market Fund
Investor A Shares                                 Retail A Shares
Institutional Shares                              Class Y Shares
Trust Shares                                      Institutional Shares
-----------------------------------------------------------------------------------------
Mercantile Bond Index Portfolio                   Firstar Aggregate Bond Fund
Investor A Shares                                 Retail A Shares
Institutional Shares                              Class Y Shares
Trust Shares                                      Institutional Shares
-----------------------------------------------------------------------------------------
Mercantile Government & Corporate Bond Portfolio  Firstar Aggregate Bond Fund
Investor A Shares                                 Retail A Shares
Investor B Shares                                 Retail B Shares
Institutional Shares                              Class Y Shares
Trust Shares                                      Institutional Shares
-----------------------------------------------------------------------------------------
Mercantile Short-Intermediate Municipal           Firstar Tax-Exempt Intermediate Bond
 Portfolio                                        Fund
Investor A Shares                                 Retail A Shares
Trust Shares                                      Institutional Shares
-----------------------------------------------------------------------------------------
Mercantile National Municipal Bond Portfolio      Firstar National Municipal Bond Fund
Investor A Shares                                 Retail A Shares
Investor B Shares                                 Retail B Shares
Trust Shares                                      Institutional Shares
-----------------------------------------------------------------------------------------

--------
* It is expected that prior to the Reorganization certain shareholders for whom Firstar Bank, N.A. or its affiliates have investment discretion will have their Trust II Shares exchanged for shares of the Firstar Institutional Money Market Fund; however, this exchange may occur after the Reorganization with respect to certain shareholders.

Reorganizing Mercantile Fund and Share Class   Existing Firstar Fund and Share Class
--------------------------------------------   -------------------------------------
Mercantile Balanced Portfolio                  Firstar Balanced Growth Fund
Investor A Shares                              Retail A Shares
Investor B Shares                              Retail B Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
-------------------------------------------------------------------------------------
Mercantile Equity Index Portfolio              Firstar Equity Index Fund
Investor A Shares                              Retail A Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
-------------------------------------------------------------------------------------
Mercantile Growth & Income Equity Portfolio    Firstar Growth & Income Fund
Investor A Shares                              Retail A Shares
Investor B Shares                              Retail B Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
-------------------------------------------------------------------------------------
Mercantile Growth Equity Portfolio             Firstar Growth Fund
Investor A Shares                              Retail A Shares
Investor B Shares                              Retail B Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
-------------------------------------------------------------------------------------
Mercantile Small Cap Equity Portfolio          Firstar Emerging Growth Fund
Investor A Shares                              Retail A Shares
Investor B Shares                              Retail B Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
-------------------------------------------------------------------------------------
Mercantile International Equity Portfolio      Firstar Core International Equity Fund
Investor A Shares                              Retail A Shares
Investor B Shares                              Retail B Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
-------------------------------------------------------------------------------------

                                 Table III(B)

Continuing Mercantile Fund and Share Class     Shell Firstar Fund and Share Class
------------------------------------------     ----------------------------------
Mercantile Conning Money Market Portfolio      Firstar Conning Money Market Fund
Shares                                         Shares
------------------------------------------------------------------------------------
Mercantile Missouri Tax-Exempt Bond Portfolio  Firstar Missouri Tax-Exempt Bond Fund
Investor A Shares                              Retail A Shares
Investor B Shares                              Retail B Shares
Trust Shares                                   Institutional Shares
------------------------------------------------------------------------------------
Mercantile Equity Income Portfolio             Firstar Equity Income Fund
Investor A Shares                              Retail A Shares
Investor B Shares                              Retail B Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
------------------------------------------------------------------------------------
Mercantile Small Cap Equity Index Portfolio    Firstar Small Cap Index Fund
Investor A Shares                              Retail A Shares
Institutional Shares                           Class Y Shares
Trust Shares                                   Institutional Shares
------------------------------------------------------------------------------------

  Immediately after the applicable effective time of the Reorganization, each Mercantile Fund will distribute to its shareholders the Firstar Fund Shares received in the Reorganization in liquidation of the Mercantile Fund. Each shareholder of record of a particular Mercantile Fund at the applicable effective time of the Reorganization will receive shares of the designated class of its Corresponding Firstar Fund with the same aggregate dollar value of the shares such shareholder held in such Mercantile Fund prior to the applicable effective time of the Reorganization, and will receive any unpaid dividends or distributions declared before the effective time of the Reorganization with respect to such Mercantile Fund.

  Firstar will establish an account for each former shareholder of the Mercantile Funds that will reflect the number and class of Firstar Fund Shares distributed to that shareholder. The Firstar Fund Shares issued in the Reorganization will be in uncertificated form.

  Please note that a vote for or against the Reorganization Agreement includes a vote for or against the reorganization of Mercantile into Firstar. If the Reorganization Agreement is approved and the transactions contemplated thereby are consummated, Mercantile will transfer substantially all of its assets and liabilities as of the effective time of the Reorganization, all outstanding shares of the Mercantile Funds will be redeemed and cancelled in exchange for Firstar Fund Shares of the Firstar Funds, and Mercantile will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter dissolve under Maryland law.

  The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by a majority of the outstanding shares of each Mercantile Fund; approval of the Reorganization by a majority of all of the shares of all of the Mercantile Funds voting in the aggregate; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Firstar's counsel addressed to Mercantile indicating that the Firstar Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of any necessary exemptive relief requested from the SEC or its staff with respect to Section 17(a) of the 1940 Act; and the parties' performance in all material respects of their respective covenants and undertakings as described in the Reorganization Agreement. An application requesting relief with respect to Section 17(a) of the 1940 Act has been filed with the SEC, and it is expected that the SEC will issue an order granting such relief prior to the Reorganization.

  It is possible that a majority of a Mercantile Fund's shareholders may approve the Reorganization Agreement while a majority of all shareholders of all Mercantile Funds does not approve the reorganization of Mercantile. In such a case, the Mercantile Board of Directors will contemplate what further action is appropriate.

  The Reorganization Agreement also provides that FIRMCO or an affiliate has agreed to pay all expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be terminated at any time upon the mutual consent of both Mercantile and Firstar, or by either Firstar or Mercantile under certain conditions; and that officers of Firstar and of Mercantile may amend the Reorganization Agreement as authorized by their respective Boards of Directors.

  As previously noted, the Stellar reorganization and the Select reorganization are expected to occur at the same time as the Reorganization. In connection with the Stellar reorganization, certain of the Stellar investment portfolios will be reorganized into the same Firstar Fund as certain of the Mercantile Funds. In particular, (1) the Stellar Treasury Fund, together with the Mercantile Treasury Money Market Portfolio, will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund, together with the Mercantile Tax-Exempt Money Market Portfolio, will be reorganized into the Firstar Tax-Exempt Money Market Fund, (3) the Stellar U.S. Government Income Fund, together with the Mercantile U.S. Government Securities Portfolio, will be reorganized into the Firstar U.S. Government Securities Fund, and (4) the Stellar Insured Tax-Free Bond Fund, together with the Mercantile National Municipal Bond Portfolio, will be reorganized into the Firstar National Municipal Bond Fund. If the Reorganization Agreement is approved by Mercantile shareholders at the Special Meeting, it is expected that the Reorganization will be completed whether or not the Stellar reorganization and Select reorganization are completed.

  Mercantile Board Consideration. At a meeting held on April 18, 2000, the Board of Directors of Mercantile was advised that FIRMCO was considering recommending a consolidation of Mercantile with Firstar. The Mercantile Board then met again on June 6, 2000 and July 11, 2000 to consider the Reorganization proposal offered by management of Firstar, FIRMCO and its affiliates. In preparation for the June 6, 2000 meeting, each of the Directors of Mercantile was provided with detailed information about the Reorganization, Firstar and FIRMCO. These materials summarized the principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for each Mercantile Fund and its respective shareholders. In addition, the Mercantile Directors received comparative information about the Mercantile Funds and the Corresponding Firstar Funds, including information concerning, but not limited to, the following matters: (1) investment objectives and policies; (2) advisory, distribution and servicing arrangements; (3) fund expenses (with and without giving effect to current expense limitations), including pro forma expenses, relative to peer groups or comparable indices; and (4) performance, including performance relative to peer groups for the Firstar Funds. The Mercantile Board also was provided with information about FIRMCO and its investment advisory organization, including the individuals or teams of individuals with responsibility for managing each Firstar Fund.

  The Reorganization was unanimously approved by the Mercantile Board of Directors on June 6, 2000 subject to the Board's receipt from FIRMCO of additional information on certain aspects of the Reorganization. This additional information was received and considered by the Mercantile Board and on July 11, 2000, the Board of Directors of Mercantile unanimously ratified the actions it had taken on June 6, 2000 approving the Reorganization.

  During its deliberations, Mercantile's Board of Directors (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Mercantile Funds; (2) the capabilities, practices and resources of FIRMCO; (3) the investment advisory and other fees paid by the Firstar Funds, and the historical and projected expense ratios of the Firstar Funds as compared with those of the Mercantile Funds and industry peer groups or comparable indices; (4) the investment objectives, policies and limitations of the Firstar Funds and their relative compatibility with those of the Mercantile Funds; (5) the historical investment performance records of the Mercantile Funds and the Firstar Funds relative to each other and, with respect to the Firstar Funds, to peer groups;
(6) the shareholder services offered by Firstar; (7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the Reorganization for the respective Mercantile Funds and their shareholders; and (9) the number of investment portfolio options that would be available to shareholders after the Reorganization. The Mercantile Board also considered FIRMCO's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of FIRMCO's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by FIRMCO.

  The Mercantile Directors also noted that the per share annualized total operating expense ratios for certain of the classes of certain of the Firstar Funds after the Reorganization, taking into account voluntary fee waivers, would be higher than those of the corresponding Mercantile Funds before the Reorganization. See "Table I-B--Total Expense Information" above and "Fees and Expenses" below for more information. The Mercantile Directors also noted that FIRMCO or an affiliate would assume all customary expenses associated with the Reorganization and that FIRMCO would commit to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001 the Firstar Funds' total operating expense ratios would not exceed the pro forma after waiver expenses shown in Table I-B.

  After consideration of the foregoing and other factors, the Mercantile Directors unanimously determined that the Reorganization was in the best interest of the shareholders of each Mercantile Fund, and that the interests of the existing shareholders of each Mercantile Fund would not be diluted as a result of such Reorganization.

  Capitalization. The following table sets forth, as of April 30, 2000 (the end of Firstar's semi-annual period): (1) the capitalization of each of the Mercantile Funds; (2) the capitalization of each of their Corresponding Firstar Funds; and (3) the pro forma capitalization of each of the Corresponding Firstar Funds as adjusted to give effect to the Reorganization. With respect to the Mercantile Treasury Money Market Portfolio, Mercantile Tax-Exempt Money Market Portfolio, Mercantile U.S. Government Securities Portfolio and Mercantile National Municipal Bond Portfolio, the table also sets forth the capitalization of the Stellar portfolio which will simultaneously be reorganized into the Corresponding Firstar Fund of such Mercantile Fund and the pro forma capitalization of such Corresponding Firstar Fund as adjusted to give effect to both the Reorganization and the Stellar reorganization. With respect to the Mercantile Bond Index Portfolio and the Mercantile Government & Corporate Bond Portfolio, the table sets forth the capitalization of each such Mercantile Fund, the pro forma capitalization of the Corresponding Firstar Fund as adjusted to give effect to the reorganization of the Mercantile Bond Index Portfolio only, the pro forma capitalization of the Corresponding Firstar Fund as adjusted to give effect to the reorganization of the Mercantile Government & Corporate Bond Portfolio only, and the pro forma capitalization of the Corresponding Firstar Fund as adjusted to give effect to the reorganization of both the Mercantile Bond Index Portfolio and the Mercantile Government & Corporate Bond Portfolio.

  The capitalization of each Fund is likely to be different at the effective time of the Reorganization as a result of daily share purchase and redemption activity in the Funds as well as the effects of the other ongoing operations of the respective Funds prior to the closing of the Reorganization.

  The Firstar Conning Money Market Fund, Firstar Missouri Tax-Exempt Bond Fund, Firstar Equity Income Fund and Firstar Small Cap Index Fund have not yet commenced operations but will do so at the time the Reorganization occurs.

                                   Table IV

                                Capitalization
                            (as of April 30, 2000)

  1. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Treasury Money Market Portfolio and the Stellar Treasury Fund with the Firstar U.S. Treasury Money Market Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Mercantile Treasury Money Market Portfolio with the Firstar U.S. Treasury Money Market Fund (Pro forma Combined Fund = Fund A + Fund C) and (b) the combination of the Mercantile Treasury Money Market Portfolio and the Stellar Treasury Fund with the Firstar Treasury Money Market Fund (Pro forma Combined Fund = Fund A + Fund B + Fund
C).

                        Mercantile                              Firstar                                      Pro forma
                      Treasury Money        Stellar       U.S. Treasury Money         Pro forma            Combined Fund
                     Market Portfolio*   Treasury Fund+      Market Fund**          Combined Fund         (Fund A + Fund B
                         (Fund A)           (Fund B)            (Fund C)          (Fund A + Fund C)          + Fund C)
                    ------------------- ---------------- ---------------------- ---------------------- ----------------------
Total Net Assets..        $76,187        $2,177,195,841            $0                $256,538,340          $2,433,734,181
                    (Investor A Shares) (Class Y Shares) (Institutional Shares) (Institutional Shares) (Institutional Shares)
                         $501,196        $1,205,547,115       $116,686,783                                 $1,322,233,898
                      (Institutional)   (Class C Shares)   (Retail A Shares)                             (Retail A Shares)
                       $189,391,544
                      (Trust Shares)
                        $66,569,413
                     (Trust II Shares)

Shares
 Outstanding......        76,187         2,177,195,841             0                 256,538,340           $2,433,734,181
                    (Investor A Shares) (Class Y Shares) (Institutional Shares) (Institutional Shares) (Institutional Shares)
                          501,196        1,205,547,115        116,686,783                                  $1,322,233,898
                      (Institutional)   (Class C Shares)   (Retail A Shares)                             (Retail A Shares)
                        189,391,544
                      (Trust Shares)
                        66,569,413
                     (Trust II Shares)

Net Asset Value
 Per Share........         $1.00             $1.00                 $0                   $1.00                  $1.00
                    (Investor A Shares) (Class Y Shares) (Institutional Shares) (Institutional Shares) (Institutional Shares)
                           $1.00             $1.00               $1.00                                         $1.00
                      (Institutional)   (Class C Shares)   (Retail A Shares)                             (Retail A Shares)
                           $1.00
                      (Trust Shares)
                           $1.00
                     (Trust II Shares)

--------
* All shareholders of the Mercantile Treasury Money Market Portfolio will receive Institutional Shares of the Firstar U.S. Treasury Money Market Fund in the Reorganization.
** Institutional Shares of the Firstar U.S. Treasury Money Market Fund have not been offered to investors prior to the date of this Proxy/Prospectus. + The Stellar Treasury Fund will be the accounting survivor for financial statement purposes.

  2. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Money Market Portfolio with the Firstar Money Market Fund.

                               Mercantile            Firstar
                              Money Market        Money Market         Pro forma
                               Portfolio*             Fund+          Combined Fund
                         ---------------------- -----------------  -----------------
Total Net Assets........       $9,162,474         $181,997,172      $1,570,593,212
                          (Investor A Shares)   (Retail A Shares)  (Retail A Shares)
                                $49,888
                          (Investor B Shares)
                              $30,532,748
                         (Institutional Shares)
                              $796,314,569
                             (Trust Shares)
                             $552,536,361**
                           (Trust II Shares)


Shares Outstanding......       9,162,474           181,997,172       1,570,593,212
                          (Investor A Shares)   (Retail A Shares)  (Retail A Shares)
                                 49,888
                          (Investor B Shares)
                               30,532,748
                         (Institutional Shares)
                              796,314,569
                             (Trust Shares)
                             552,536,361**
                           (Trust II Shares)

Net Asset Value Per
 Share..................         $1.00                $1.00              $1.00
                          (Investor A Shares)   (Retail A Shares)  (Retail A Shares)
                                 $1.00
                          (Investor B Shares)
                                 $1.00
                         (Institutional Shares)
                                 $1.00
                             (Trust Shares)
                                 $1.00
                           (Trust II Shares)

--------
 * All shareholders of the Mercantile Money Market Portfolio will receive Retail A Shares of the Firstar Money Market Fund in the Reorganization.
** Total Net Assets and Shares Outstanding do not reflect the anticipated exchange prior to the Reorganization of the Trust II Shares held by certain shareholders for whom Firstar Bank, N.A. or its affiliates have investment discretion for shares of the Firstar Institutional Money Market Fund.
 + The Firstar Money Market Fund will be the accounting survivor for financial statement purposes.

  3. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Tax-Exempt Money Market Portfolio and the Stellar Tax-Free Money Market Fund with the Firstar Tax-Exempt Money Market Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Mercantile Tax-Exempt Money Market Portfolio with the Firstar Tax-Exempt Money Market Fund (Pro forma Combined Fund = Fund A + Fund C) and (b) the combination of the Mercantile Tax-Exempt Money Market Portfolio and the Stellar Tax-Free Money Market Fund with the Firstar Tax-Exempt Money Market Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                     Mercantile            Stellar              Firstar                                      Pro forma
                  Tax-Exempt Money     Tax-Free Money       Tax-Exempt Money          Pro forma            Combined Fund
                  Market Portfolio       Market Fund          Market Fund+          Combined Fund         (Fund A + Fund B
                      (Fund A)            (Fund B)              (Fund C)          (Fund A + Fund C)          + Fund C)
                 ------------------- ------------------- ---------------------- ---------------------- ----------------------
Total Net
 Assets.........      $234,683           $14,399,232          $158,937,927           $159,172,610           $173,571,842
                 (Investor A Shares) (Class C Shares)**    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                     $31,673,760        $180,179,005               $0                $143,538,380           $323,717,385
                   (Trust Shares)    (Class C Shares)*** (Institutional Shares) (Institutional Shares) (Institutional Shares)
                    $111,864,620
                  (Trust II Shares)

Shares
 Outstanding....       234,683           14,399,232           158,937,927            159,172,610            173,571,842
                 (Investor A Shares) (Class C Shares)**    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                     31,673,760          180,179,005               $0                143,538,380            323,717,385
                   (Trust Shares)    (Class C Shares)*** (Institutional Shares) (Institutional Shares) (Institutional Shares)
                     111,864,620
                  (Trust II Shares)


Net Asset Value
Per Share.......        $1.00               $1.00                $1.00                  $1.00                  $1.00
                 (Investor A Shares) (Class C Shares)**    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                        $1.00               $1.00                  $0                   $1.00                  $1.00
                   (Trust Shares)    (Class C Shares)*** (Institutional Shares) (Institutional Shares) (Institutional Shares)
                        $1.00
                  (Trust II Shares)

--------
  + The Firstar Tax-Exempt Money Market Fund will be the accounting survivor for financial statement purposes.
  * Holders of Investor A Shares of the Mercantile Tax-Exempt Money Market Portfolio will receive Retail A Shares of the Firstar Tax-Exempt Money Market Fund in the Reorganization and holders of Trust and Trust II Shares of the Mercantile Tax-Exempt Money Market Portfolio will receive Institutional Shares of the Firstar Tax-Exempt Money Market Fund in the Reorganization.
 ** Not purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
*** Purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.

  4. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Conning Money Market Portfolio with the Firstar Conning Money Market Fund.

                                                       Mercantile
                                                        Conning
                                                      Money Market   Pro forma
                                                       Portfolio+  Combined Fund
                                                      ------------ -------------
Total Net Assets..................................... $190,185,773 $190,185,773
                                                        (Shares)     (Shares)


Shares Outstanding................................... 190,185,773   190,185,773
                                                        (Shares)     (Shares)

Net Asset Value Per Share............................    $1.00         $1.00
                                                        (Shares)     (Shares)

--------
  + The Mercantile Conning Money Market Portfolio will be the accounting survivor for financial statement purposes.

  5. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile U.S. Government Securities Portfolio and the Stellar U.S. Government Income Fund with the Firstar U.S. Government Securities Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Mercantile U.S. Government Securities Portfolio with the Firstar U.S. Government Securities Fund (Pro forma Combined Fund = Fund A + Fund C) and (b) the combination of the Mercantile U.S. Government Securities Portfolio and the Stellar U.S. Government Income Fund with the Firstar U.S. Government Securities Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                       Mercantile             Stellar              Firstar                                      Pro forma
                    U.S. Government       U.S. Government      U.S. Government           Pro forma            Combined Fund
                 Securities Portfolio+      Income Fund        Securities Fund*        Combined Fund         (Fund A + Fund B
                        (Fund A)             (Fund B)              (Fund C)          (Fund A + Fund C)          + Fund C)
                 ---------------------- ------------------- ---------------------- ---------------------- ----------------------
Total Net
 Assets.........       $3,837,184           $7,949,243                $0                 $3,837,184            $11,789,427
                  (Investor A Shares)   (Class A Shares)**    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                        $175,105            $1,283,016                $0                  $175,105              $1,458,121
                  (Investor B Shares)   (Class B Shares)**    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                       $7,288,887          $154,809,000               $0                 $7,288,887             $7,288,887
                 (Institutional Shares) (Class A Shares)***    (Class Y Shares)       (Class Y Shares)       (Class Y Shares)
                      $51,713,926             $13,000                 $0                $51,713,926            $206,509,926
                     (Trust Shares)     (Class B Shares)*** (Institutional Shares) (Institutional Shares) (Institutional Shares)

Shares
 Outstanding....        375,980               850,186                 $0                  375,980               1,154,824
                  (Investor A Shares)   (Class A Shares)**    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                         17,130               137,868                 $0                   17,130                143,670
                  (Investor B Shares)   (Class B Shares)**    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                        716,895             16,561,349                $0                  716,895                716,895
                 (Institutional Shares) (Class A Shares)***    (Class Y Shares)       (Class Y Shares)       (Class Y Shares)
                       5,066,947               1,340                  $0                 5,066,947              20,228,161
                     (Trust Shares)     (Class B Shares)*** (Institutional Shares) (Institutional Shares) (Institutional Shares)
Net Asset Value
 Per Share......         $10.21                $9.35                  $0                   $10.21                 $10.21
                  (Investor A Shares)    (Class A Shares)     (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                         $10.22                $9.34                  $0                   $10.22                 $10.22
                  (Investor B Shares)    (Class B Shares)     (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                         $10.17                                       $0                   $10.17                 $10.17
                 (Institutional Shares)                        (Class Y Shares)       (Class Y Shares)       (Class Y Shares)
                         $10.21                                       $0                   $10.21                 $10.21
                     (Trust Shares)                         (Institutional Shares) (Institutional Shares) (Institutional Shares)

--------
* The Firstar U.S. Government Securities Fund has not commenced operations as of the date of this Proxy/Prospectus.
** Not purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
*** Purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
+ The Mercantile U.S. Government Securities Portfolio will be the accounting survivor for financial statement purposes.

  6. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Intermediate Corporate Bond Portfolio with the Firstar Intermediate Bond Market Fund.

                               Mercantile              Firstar
                         Intermediate Corporate   Intermediate Bond           Pro forma
                             Bond Portfolio          Market Fund+           Combined Fund
                         ---------------------- ----------------------  ----------------------
Total Net Assets........        $423,591             $29,682,992             $30,106,583
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                $957,439                  $0                   $957,439
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                              $37,508,592            $368,098,405            $405,591,322
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)

Shares Outstanding......         45,524               2,992,031               3,034,731
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                102,890                   0                     96,516
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                               4,046,294              37,102,918              40,884,026
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)

Net Asset Value Per
 Share..................         $9.30                  $9.92                   $9.92
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                 $9.31                    $0                    $9.92
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                                 $9.30                  $9.92                   $9.92
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)

--------
* Class Y Shares of the Firstar Intermediate Bond Market Fund have not been offered to investors prior to the date of this Proxy/Prospectus.
+ The Firstar Intermediate Bond Market Fund will be the accounting survivor for financial statement purposes.

  7. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization information for the combination of the Mercantile Bond Index Portfolio and the Mercantile Government & Corporate Bond Portfolio with the Firstar Aggregate Bond Fund. The table provides pro forma capitalization information for three different scenarios: (a) the combination of the Mercantile Bond Index Portfolio with the Firstar Aggregate Bond Fund (Pro forma Combined Fund = Fund A + Fund C), (b) the combination of the Mercantile Government & Corporate Bond Portfolio with the Firstar Aggregate Bond Fund (Pro forma Combined Fund = Fund B + Fund C) and (c) the combination of the Mercantile Bond Index Portfolio and the Mercantile Government & Corporate Bond Portfolio with the Firstar Aggregate Bond Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                                Mercantile
                 Mercantile    Government &     Firstar                                           Pro forma
                 Bond Index   Corporate Bond   Aggregate        Pro forma         Pro forma     Combined Fund
                 Portfolio      Portfolio+     Bond Fund*     Combined Fund     Combined Fund   (Fund A + Fund
                  (Fund A)       (Fund B)       (Fund C)    (Fund A + Fund C) (Fund B + Fund C)  B + Fund C)
               -------------- -------------- -------------- ----------------- ----------------- --------------
Total Net
 Assets.......    $976,547      $3,195,302         $0           $976,547         $3,195,302       $4,171,849
                (Investor A    (Investor A     (Retail A        (Retail A         (Retail A       (Retail A
                 Shares)         Shares)        Shares)          Shares)           Shares)         Shares)
                                 $641,644          $0                             $641,644         $641,644
                $20,688,583    (Investor B     (Retail B                          (Retail B       (Retail B
               (Institutional    Shares)        Shares)        $20,688,583         Shares)         Shares)
                  Shares)       $7,418,248         $0           (Class Y         $7,418,248      $28,104,831
                $148,912,471  (Institutional    (Class Y         Shares)          (Class Y         (Class Y
               (Trust Shares)    Shares)        Shares)       $148,912,471         Shares)         Shares)
                               $113,428,914        $0        (Institutional     $113,428,914     $262,326,139
                              (Trust Shares) (Institutional      Shares)       (Institutional   (Institutional
                                                Shares)                            Shares)         Shares)

Shares
Outstanding...    101,155        328,030           0             101,155           328,030         428,291
                (Investor A    (Investor A     (Retail A        (Retail A         (Retail A       (Retail A
                  Shares)        Shares)        Shares)          Shares)           Shares)         Shares)
                                  65,718           0                               65,718           65,718
                               (Investor B     (Retail B                          (Retail B       (Retail B
                 2,143,175       Shares)        Shares)         2,143,175          Shares)         Shares)
               (Institutional    760,398           0            (Class Y           760,398        2,879,925
                  Shares)     (Institutional    (Class Y         Shares)          (Class Y         (Class Y
                 15,439,389      Shares)        Shares)        15,439,389          Shares)         Shares)
               (Trust Shares)   11,625,615         0         (Institutional      11,625,615       26,881,478
                              (Trust Shares) (Institutional      Shares)       (Institutional   (Institutional
                                                Shares)                            Shares)         Shares)

Net Asset
Value
Per Share.....     $9.65          $9.74            $0             $9.65             $9.74           $9.74
                (Investor A    (Investor A     (Retail A        (Retail A         (Retail A       (Retail A
                  Shares)        Shares)        Shares)          Shares)           Shares)         Shares)
                                  $9.76            $0                               $9.76           $9.76
                               (Investor B     (Retail B                          (Retail B       (Retail B
                   $9.65         Shares)        Shares)           $9.65            Shares)         Shares)
               (Institutional     $9.76            $0           (Class Y            $9.76           $9.76
                  Shares)     (Institutional    (Class Y         Shares)          (Class Y         (Class Y
                   $9.64         Shares)        Shares)           $9.64            Shares)         Shares)
               (Trust Shares)     $9.76            $0        (Institutional         $9.76           $9.76
                              (Trust Shares) (Institutional      Shares)       (Institutional   (Institutional
                                                Shares)                            Shares)         Shares)

-------
* The Firstar Aggregate Bond Fund has not commenced operations as of the date of this Proxy/Prospectus.
+ The Mercantile Government & Corporate Bond Portfolio will be the accounting survivor for financial statement purposes.

  8. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Short-Intermediate Municipal Portfolio with the Firstar Tax-Exempt Intermediate Bond Fund.

                             Mercantile              Firstar
                         Short-Intermediate        Tax-Exempt              Pro forma
                         Municipal Portfolio Intermediate Bond Fund+     Combined Fund
                         ------------------- ----------------------- ----------------------
Total Net Assets........       $44,256             $14,797,774            $14,842,030
                         (Investor A Shares)    (Retail A Shares)      (Retail A Shares)
                             $27,942,789           $68,728,212            $96,664,001
                           (Trust Shares)    (Institutional Shares)  (Institutional Shares)

Shares Outstanding......        4,488               1,481,382              1,485,412
                         (Investor A Shares)    (Retail A Shares)      (Retail A Shares)
                              2,842,578             6,879,293              9,675,668
                            (Trust Shares)   (Institutional Shares)  (Institutional Shares)
Net Asset Value Per
 Share..................        $9.86                 $9.94                  $9.99
                         (Investor A Shares)    (Retail A Shares)      (Retail A Shares)
                                $9.83                 $9.99                  $9.99
                           (Trust Shares)    (Institutional Shares)  (Institutional Shares)

--------
+ The Firstar Tax-Exempt Intermediate Bond Fund will be the accounting survivor for financial statement purposes.

  9. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Missouri Tax-Exempt Bond Portfolio with the Firstar Missouri Tax-Exempt Bond Fund.

                                                   Mercantile
                                               Missouri Tax-Exempt         Pro forma
                                                 Bond Portfolio+         Combined Fund
                                             ----------------------- ----------------------
Total Net Assets............................       $20,234,876            $20,234,896
                                               (Investor A Shares)     (Retail A Shares)
                                                   $3,294,045              $3,294,045
                                               (Investor B Shares)     (Retail B Shares)
                                                  $116,152,701            $116,152,701
                                                  (Trust Shares)     (Institutional Shares)

Shares Outstanding..........................        1,797,674              1,797,674
                                               (Investor A Shares)     (Retail A Shares)
                                                     292,820                292,820
                                               (Investor B Shares)     (Retail B Shares)
                                                   10,316,026              10,316,026
                                                 (Trust Shares)      (Institutional Shares)

Net Asset Value Per Share...................         $11.26                  $11.26
                                               (Investor A Shares)     (Retail A Shares)
                                                     $11.25                  $11.25
                                               (Investor B Shares)     (Retail B Shares)
                                                     $11.26                  $11.26
                                                 (Trust Shares)      (Institutional Shares)

--------
+ The Mercantile Missouri Tax-Exempt Bond Portfolio will be the accounting survivor for financial statement purposes.

  10. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile National Municipal Bond Portfolio and the Stellar Insured Tax-Free Bond Fund with the Firstar National Municipal Bond Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Mercantile National Municipal Bond Portfolio with the Firstar National Municipal Bond Fund (Pro forma Combined Fund = Fund A + Fund C) and (b) the combination of the Mercantile National Municipal Bond Portfolio and the Stellar Insured Tax-Free Bond Fund with the Firstar National Municipal Bond Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                     Mercantile                                 Firstar                                      Pro forma
                 National Municipal        Stellar        National Municipal          Pro forma            Combined Fund
                   Bond Portfolio+    Insured Tax-Free        Bond Fund*            Combined Fund       (Fund A + Fund B +
                      (Fund A)       Bond Fund (Fund B)        (Fund C)           (Fund A + Fund C)           Fund C)
                 ------------------- ------------------- ---------------------  ---------------------- ---------------------
Total Net
 Assets.........     $1,460,740          $3,942,091               $0                  $1,460,740            $5,402,831
                 (Investor A Shares) (Class A Shares)**    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                      $638,533               $10                  $0                   $638,533              $638,543
                 (Investor B Shares) (Class B Shares)**    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                    $265,768,912        $153,781,532              $0                 $265,768,912          $419,524,544
                    (Trust Shares)   (Class A Shares)*** (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                             $0
                                     (Class B Shares)***
Shares
 Outstanding....       155,456             406,392                 0                   155,456                574,469
                 (Investor A Shares) (Class A Shares)**    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                       68,048                 1                    0                    68,048                68,049
                 (Investor B Shares) (Class B Shares)**    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                     28,342,537          15,596,504                0                  28,342,537            44,733,531
                    (Trust Shares)   (Class A Shares)*** (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                              0
                                     (Class B Shares)***
Net Asset Value
 Per Share......        $9.40               $9.86                 $0                    $9.40                  $9.40
                 (Investor A Shares)  (Class A Shares)     (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                        $9.38               $9.86                 $0                    $9.38                  $9.38
                 (Investor B Shares)   (Class B Shares)    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                        $9.38                                     $0                    $9.38                  $9.38
                    (Trust Shares)                       (Institutional Shares) (Institutional Shares) (Institutional Shares)

--------
* The Firstar National Municipal Bond Fund has not commenced operations as of the date of this Proxy/Prospectus.
** Not purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
*** Purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
+ The Mercantile National Municipal Bond Portfolio will be the accounting survivor for financial statement purposes.

  11. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Balanced Portfolio with the Firstar Balanced Growth Fund.

                               Mercantile              Firstar                Pro forma
                           Balanced Portfolio   Balanced Growth Fund+       Combined Fund
                         ---------------------- ----------------------  ----------------------
Total Net Assets........      $10,075,967            $53,469,984             $63,543,951
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                               $1,990,128             $1,264,043              $3,254,171
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                              $53,563,141                 $0                 $53,556,237
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                              $22,581,605            $174,573,508            $197,152,513
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)


Shares Outstanding......        933,839               1,640,360               1,949,377
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                186,509                 38,673                  99,552
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                               4,983,387                  0                   1,642,817
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                               2,091,371              5,347,308               6,038,855
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)
Net Asset Value Per
 Share..................         $10.79                 $32.60                  $32.60
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                 $10.67                 $32.69                  $32.69
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                                 $10.75                   $0                    $32.60
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                                 $10.80                 $32.65                  $32.65
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)

--------
* Class Y Shares of the Firstar Balanced Growth Fund have not been offered to investors prior to the date of this Proxy/Prospectus.
+ The Firstar Balanced Growth Fund will be the accounting survivor for financial statement purposes.

  12. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Equity Income Portfolio with the Firstar Equity Income Fund.

                                       Mercantile              Pro forma
                                Equity Income Portfolio+     Combined Fund
                                ------------------------ ---------------------
Total Net Assets...............         $820,481               $820,481
                                  (Investor A Shares)      (Retail A Shares)
                                        $640,153               $640,153
                                  (Investor B Shares)      (Retail B Shares)
                                        $113,121               $113,121
                                 (Institutional Shares)    (Class Y Shares)
                                      $54,894,443             $54,894,443
                                     (Trust Shares)      (Institutional Shares)

Shares Outstanding.............         129,847                 129,847
                                  (Investor A Shares)      (Retail A Shares)
                                        101,560                 101,560
                                  (Investor B Shares)      (Retail B Shares)
                                         17,864                 17,864
                                 (Institutional Shares)    (Class Y Shares)
                                       8,679,498               8,679,498
                                     (Trust Shares)      (Institutional Shares)

Net Asset Value Per Share......          $6.32                   $6.32
                                  (Investor A Shares)      (Retail A Shares)
                                         $6.30                   $6.30
                                  (Investor B Shares)      (Retail B Shares)
                                         $6.33                   $6.33
                                 (Institutional Shares)    (Class Y Shares)
                                         $6.32                   $6.32
                                     (Trust Shares)      (Institutional Shares)

--------
+ The Mercantile Equity Income Portfolio will be the accounting survivor for financial statement purposes.

  13. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Equity Index Portfolio with the Firstar Equity Index Fund.

                               Mercantile              Firstar               Pro forma
                         Equity Index Portfolio  Equity Index Fund+        Combined Fund
                         ---------------------- ---------------------  ----------------------
Total Net Assets........       $3,506,691           $146,679,976            $150,186,667
                          (Investor A Shares)     (Retail A Shares)      (Retail A Shares)
                                                     $9,131,982              $9,131,982
                                                  (Retail B Shares)      (Retail B Shares)
                              $37,724,640                $0                 $37,717,346
                         (Institutional Shares)   (Class Y Shares)*       (Class Y Shares)
                              $70,164,791           $665,834,555            $735,986,541
                             (Trust Shares)     (Institutional Shares) (Institutional Shares)


Shares Outstanding......        197,413               1,535,982              1,572,709
                          (Investor A Shares)     (Retail A Shares)      (Retail A Shares)
                                                       95,787                  95,787
                                                  Retail B Shares)       (Retail B Shares)
                               2,123,671                  0                   395,032
                         (Institutional Shares)   (Class Y Shares)*       (Class Y Shares)
                               3,946,257              6,963,125              7,696,697
                             (Trust Shares)     (Institutional Shares) (Institutional Shares)
Net Asset Value Per
 Share..................         $17.76                $95.48                  $95.48
                          (Investor A Shares)     (Retail A Shares)      (Retail A Shares)
                                                       $95.31                  $95.31
                                                  (Retail B Shares)      (Retail B Shares)
                                 $17.76                  $0                    $95.48
                         (Institutional Shares)   (Class Y Shares)*       (Class Y Shares)
                                 $17.78                $95.63                  $95.63
                             (Trust Shares)     (Institutional Shares) (Institutional Shares)

--------
* Class Y Shares of the Firstar Equity Index Fund have not been offered to investors prior to the date of this Proxy/Prospectus.
+ The Firstar Equity Index Fund will be the accounting survivor for financial statement purposes.

  14. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Growth & Income Equity Portfolio with the Firstar Growth & Income Fund.

                               Mercantile
                         Growth & Income Equity        Firstar                Pro forma
                               Portfolio        Growth & Income Fund+       Combined Fund
                         ---------------------- ----------------------  ----------------------
Total Net Assets........      $47,385,120            $181,141,881            $228,524,001
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                               $9,714,550             $2,460,928             $12,174,478
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                              $86,329,718                 $0                 $86,323,718
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                              $246,714,630           $509,848,935            $756,545,529
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)


Shares Outstanding......       2,623,390              4,036,241               5,091,522
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                549,822                 54,987                 272,050
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                               4,776,910                  0                   1,923,690
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                               13,586,012             11,382,852              16,868,656
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)
Net Asset Value Per
 Share..................         $18.06                 $44.90                  $44.90
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                 $17.67                 $44.75                  $44.75
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                                 $18.07                   $0                    $44.90
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                                 $18.16                 $44.97                  $44.97
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)

--------
* Class Y Shares of the Firstar Growth & Income Fund have not been offered to investors prior to the date of this Proxy/Prospectus.
+ The Firstar Growth & Income Fund will be the accounting survivor for financial statement purposes.

  15. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Growth Equity Portfolio with the Firstar Growth Fund.

                               Mercantile
                             Growth Equity             Firstar                Pro forma
                               Portfolio             Growth Fund+           Combined Fund
                         ---------------------- ----------------------  ----------------------
Total Net Assets........       $9,296,079            $51,718,399             $61,013,478
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                               $2,213,589             $1,144,141              $3,357,730
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                               $2,607,143                 $0                  $2,607,143
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                              $111,340,820           $321,879,145            $433,208,616
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)


Shares Outstanding......        421,411               1,204,074               1,420,541
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                102,198                 26,876                  78,874
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                                118,307                   0                     60,716
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                               5,011,539              7,390,974               9,947,339
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)
Net Asset Value Per
 Share..................         $22.06                 $42.94                  $42.94
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                 $21.66                 $42.57                  $42.57
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                                 $22.04                   $0                    $42.94
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                                 $22.22                 $43.55                  $43.55
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)

--------
* Class Y Shares of the Firstar Growth Fund have not been offered to investors prior to the date of this Proxy/Prospectus.
+ The Firstar Growth Fund will be the accounting survivor for financial statement purposes.

  16. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Small Cap Equity Portfolio with the Firstar Emerging Growth Fund.

                               Mercantile
                            Small Cap Equity           Firstar                Pro forma
                               Portfolio+        Emerging Growth Fund       Combined Fund
                         ---------------------- ----------------------  ----------------------
Total Net Assets........       $9,644,689            $11,154,683             $20,798,072
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                               $1,259,999              $222,044               $1,482,043
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                               $4,316,832                 $0                  $4,316,832
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                              $137,887,641           $184,496,463            $322,358,404
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)


Shares Outstanding......        570,339                876,833                1,229,912
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                 77,354                 17,594                  90,985
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                                256,056                   0                    256,056
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                               8,012,475              14,433,579              18,731,310
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)
Net Asset Value Per
 Share..................         $16.91                 $12.72                  $16.91
                          (Investor A Shares)     (Retail A Shares)       (Retail A Shares)
                                 $16.29                 $12.92                  $16.29
                          (Investor B Shares)     (Retail B Shares)       (Retail B Shares)
                                 $16.86                   $0                    $16.86
                         (Institutional Shares)   (Class Y Shares)*        (Class Y Shares)
                                 $17.21                 $12.78                  $17.21
                             (Trust Shares)     (Institutional Shares)  (Institutional Shares)

--------
* Class Y Shares of the Firstar Emerging Growth Fund have not been offered to investors prior to the date of this Proxy/Prospectus.
+ The Mercantile Small Cap Equity Portfolio will be the accounting survivor for financial statement purposes.

  17. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile Small Cap Equity Index Portfolio with the Firstar Small Cap Index Fund.

                                         Mercantile
                                      Small Cap Equity          Pro forma
                                      Index Portfolio+        Combined Fund
                                   ---------------------- ---------------------
Total Net Assets..................        $164,419              $164,419
                                    (Investor A Shares)     (Retail A Shares)
                                        $15,514,528            $15,514,528
                                   (Institutional Shares)   (Class Y Shares)
                                        $52,932,256            $52,932,256
                                       (Trust Shares)     (Institutional Shares)

Shares Outstanding................         14,418                14,418
                                    (Investor A Shares)     (Retail A Shares)
                                         1,364,327              1,364,327
                                   (Institutional Shares)   (Class Y Shares)
                                         4,814,031              4,814,031
                                       (Trust Shares)     (Institutional Shares)

Net Asset Value Per Share.........         $11.40                $11.40
                                    (Investor A Shares)     (Retail A Shares)
                                           $11.37                $11.37
                                   (Institutional Shares)   (Class Y Shares)
                                           $11.41                $11.41
                                       (Trust Shares)     (Institutional Shares)

--------
+ The Mercantile Small Cap Equity Index Portfolio will be the accounting survivor for financial statement purposes.

  18. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Mercantile International Equity Portfolio with the Firstar Core International Equity Fund.

                               Mercantile              Firstar
                          International Equity   Core International          Pro forma
                               Portfolio+            Equity Fund           Combined Fund
                         ---------------------- ---------------------  ----------------------
Total Net Assets........       $4,164,470              $30,142               $4,194,612
                          (Investor A Shares)     (Retail A Shares)      (Retail A Shares)
                                $790,990               $44,699                $835,689
                          (Investor B Shares)     (Retail B Shares)      (Retail B Shares)
                              $15,417,874                $0                 $15,417,874
                         (Institutional Shares)   (Class Y Shares)*       (Class Y Shares)
                              $109,908,750           $39,613,123            $149,521,873
                             (Trust Shares)     (Institutional Shares) (Institutional Shares)


Shares Outstanding......        241,746                 3,034                 243,495
                          (Investor A Shares)     (Retail A Shares)      (Retail A Shares)
                                 47,474                 4,505                  50,157
                          (Investor B Shares)     (Retail B Shares)      (Retail B Shares)
                                896,702                   0                   896,702
                         (Institutional Shares)   (Class Y Shares)*       (Class Y Shares)
                               6,296,258              3,981,644              8,565,050
                             (Trust Shares)     (Institutional Shares) (Institutional Shares)
Net Asset Value Per
 Share..................         $17.23                 $9.93                  $17.23
                          (Investor A Shares)     (Retail A Shares)      (Retail A Shares)
                                 $16.66                 $9.92                  $16.66
                          (Investor B Shares)     (Retail B Shares)      (Retail B Shares)
                                 $17.19                  $0                    $17.19
                         (Institutional Shares)   (Class Y Shares)*       (Class Y Shares)
                                 $17.46                 $9.95                  $17.46
                             (Trust Shares)     (Institutional Shares) (Institutional Shares)

--------
* Class Y Shares of the Firstar Core International Equity Fund have not been offered to investors prior to the date of this Proxy/Prospectus.
+ The Mercantile International Equity Portfolio will be the accounting survivor for financial statement purposes.

  Federal Income Tax Considerations. Each Firstar Fund and each Mercantile Fund intends to qualify as of the applicable effective time of the Reorganization as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Mercantile Fund and each Corresponding Firstar Fund has been, and expects to continue to be, relieved of federal income tax liability.

  Consummation of the Reorganization with respect to each Mercantile Fund and its Corresponding Firstar Fund is subject to the condition that Mercantile and Firstar receive an opinion from Drinker Biddle & Reath LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of substantially all of the assets and liabilities of a Mercantile Fund to its Corresponding Firstar Fund in exchange for the Firstar Fund Shares issued by such Corresponding Firstar Fund, and the distribution of those Firstar Fund Shares to shareholders of the Mercantile Fund, will consist of nineteen "reorganizations" within the meaning of Section 368(a) of the Code, and each Mercantile Fund and its Corresponding Firstar Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by any Mercantile Fund upon the transfer of its assets and liabilities to its Corresponding Firstar Fund solely in exchange for Firstar Fund Shares of the Corresponding Firstar Fund; (iii) no gain or loss will be recognized by each Firstar Fund upon the receipt of the assets and assumption of the liabilities of its Corresponding Mercantile Fund solely in exchange for the Firstar Fund Shares;
(iv) the basis of each Mercantile Fund's assets received by the Corresponding Firstar Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of such Mercantile Fund immediately prior to the Reorganization; (v) the holding period of each Mercantile Fund's assets in the hands of its Corresponding Firstar Fund will include the period for which such assets have been held by such Mercantile Fund; (vi) no gain or loss will be recognized by any Mercantile Fund on the distribution to its shareholders of the Firstar Fund Shares of its Corresponding Firstar Fund; (vii) no gain or loss will be recognized by the shareholders of any Mercantile Fund upon their receipt of the Firstar Fund Shares in exchange for such shareholders' shares of the Mercantile Fund; (viii) the basis of the Firstar Fund Shares received by the shareholders of each Mercantile Fund will be the same as the basis of the Mercantile Fund shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Firstar Fund Shares received by each Mercantile Fund shareholder will include the period during which such shareholder held the Mercantile Fund shares surrendered in exchange therefor, provided that such Mercantile Fund shares are held as a capital asset in the hands of such Mercantile Fund shareholder on the date of the exchange; and (x) each Firstar Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Mercantile Fund as of the effective time of the Reorganization with respect to the Mercantile Fund, subject to the conditions and limitations specified in the Code. Shareholders of the Mercantile Funds should note, however, that the sale of securities by the Mercantile Funds prior to the effective time of the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the taxable capital gains distributions made prior to the Reorganization.

  Firstar and Mercantile have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Drinker Biddle & Reath LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

               COMPARISON OF MERCANTILE FUNDS AND FIRSTAR FUNDS

  Investment Objectives and Policies. The investment objectives, policies and restrictions of each Mercantile Fund are, in general, similar to those of its Corresponding Firstar Fund. They are summarized generally in this section and are followed by a more detailed Fund-by-Fund analysis below. Moreover, (i) the investment objective, policies and restrictions of each of the Mercantile U.S. Government Securities Portfolio and Mercantile National Municipal Bond Portfolio are, in each case, substantially the same as those of its respective Corresponding Existing Firstar Fund and the investment policies and restrictions of the Mercantile Government & Corporate Bond Portfolio are substantially the same as, and the Portfolio's investment objective is similar to, those of its Corresponding Existing Firstar Fund, and (ii) the investment objective, policies and restrictions of each of the Mercantile Conning Money Market Portfolio, Mercantile Missouri Tax-Exempt Bond Portfolio, Mercantile Equity Income Portfolio and Mercantile Small Cap Equity Index Portfolio are, in each case, substantially the same as those of its respective Corresponding Shell Firstar Fund. Each Shell Firstar Fund is being created to acquire the assets and liabilities, and continue the business, of its respective corresponding Continuing Mercantile Fund. With the exception of the Mercantile U.S. Government Securities Portfolio, Mercantile Government & Corporate Bond Portfolio and Mercantile National Municipal Bond Portfolio described above, there are, however, certain differences in the types of securities in which each of the Reorganizing Mercantile Funds may invest and the types of securities in which its Corresponding Firstar Fund may invest, as well as differences in certain investment policies of such Funds. A discussion of some of the more significant differences between the Funds follows.

  Reorganizing Money Market Funds--Generally. The Mercantile Money Market Funds and the Firstar Money Market Funds are all subject to the general restrictions and limitations of Rule 2a-7 under the 1940 Act. However, there are differences between the investment policies and restrictions of the Mercantile Money Market Funds and their corresponding Firstar Funds. For example, the Mercantile Treasury Money Market Portfolio invests in obligations issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax, while the Firstar U.S. Treasury Money Market Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Similarly, the Firstar Treasury Money Market Portfolio may enter into repurchase agreements whereas the Mercantile Treasury Money Market Portfolio may only enter into repurchase agreements in extraordinary circumstances. The Mercantile Money Market Portfolio may invest in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities while the Firstar Money Market Fund may invest in obligations issued or guaranteed by both U.S. and foreign governments and their respective agencies and instrumentalities. The Firstar Tax-Exempt Money Market Fund is a diversified portfolio under the 1940 Act while the Mercantile Tax-Exempt Money Market Portfolio is a non-diversified portfolio under the 1940 Act. It is expected that at the time of the Reorganization the Firstar U.S. Treasury Money Market Fund will adopt an investment objective and certain non-fundamental investment policies and restrictions that are substantially the same as those of the Stellar Treasury Fund. See "Other Information Relating to the Stellar Treasury Fund" below for a complete description of the investment objective, policies and restrictions of the Stellar Treasury Fund.

  Reorganizing Bond Funds--Generally. The Firstar Intermediate Bond Market Fund invests in investment grade debt obligations, which are those rated in one of the top four rating categories by one or more rating agencies, while the Mercantile Intermediate Corporate Bond Portfolio, which also invests in investment grade debt obligations, normally invests at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. The Mercantile Bond Index Portfolio and the Firstar Aggregate Bond Fund invest in similar debt securities but utilize entirely different strategies. The Mercantile Bond Index Portfolio is not managed through the use of traditional methods of investment management, but instead uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Brothers Aggregate Bond Index. The Firstar Aggregate Bond Fund is managed through the use of traditional methods of investment management, such as market, economic and security analysis. Unlike the Mercantile Short-Intermediate Municipal Portfolio, the Firstar Tax-Exempt Intermediate Bond Fund is required to invest at least 65% of its total assets in bonds and debentures. The average weighted maturity is generally between 2 and 5 years for the Mercantile Short-Intermediate Municipal Portfolio, while the average weighted maturity of the Firstar Tax-Exempt Intermediate Bond Fund is generally between 3 and 10 years.

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  It is expected that at the time of the Reorganization the Firstar
Intermediate Bond Market Fund will be renamed the Firstar Intermediate Bond
Fund.

  Reorganizing Equity Funds--Generally. Although actual percentages will vary from time to time, the Mercantile Balanced Portfolio's policy is to invest at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities, while the Firstar Balanced Growth Fund's policy is to invest at least 25% of its total assets in fixed income securities and at least 50% and no more than 65% of its total assets in equity securities. The Mercantile Balanced Portfolio's investments in equity securities are primarily common stocks of companies with large market capitalizations, while the Firstar Balanced Growth Fund's equity investments consist primarily of common stocks of companies with market capitalizations between $100 million and $100 billion. Both the Mercantile Equity Index Portfolio and the Firstar Equity Index Fund include stocks in their respective portfolios based on such stocks' weightings in the S&P 500 Index. The Mercantile Equity Index Portfolio, unlike the Firstar Equity Index Fund, may invest in index-based depository receipts in lieu of investments in the actual securities listed in the S&P 500 Index. Although many of the stocks purchased by the Mercantile Growth & Income Equity Portfolio pay dividends, income is not a major factor in the stock selection process for the Portfolio. By contrast, the Firstar Growth & Income Fund will not purchase a non-dividend paying security if immediately after giving effect to such purchase less than 80% of the net assets of the Fund will be invested in dividend paying securities. The Firstar Growth & Income Fund normally invests at least 50% of its net assets in equity securities, and these securities are generally those of companies with market capitalizations of over $1 billion, while the Mercantile Growth & Income Equity Portfolio invests primarily in common stocks with no stated capitalization requirements. The Mercantile Growth Equity Portfolio generally invests at least 65% of its total assets in stocks or other equity securities of large- and medium-capitalization companies, while the Firstar Growth Fund normally invests at least 65% of its total assets in equity securities with market capitalizations over $3 billion. The Mercantile Small Cap Equity Portfolio invests at least 65% of its total assets in small- to medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase, while the Firstar Emerging Growth Fund invests at least 50% of its total assets in equity securities and these companies generally have market capitalizations between $250 million and $2 billion. The Firstar Core International Equity Fund normally invests at least 65% of its total assets in securities of companies based in at least three different countries other than the United States. The Mercantile International Equity Fund normally invests at least 80% of its total assets in the securities of issuers located in at least three foreign countries with normally at least 50% of its total assets invested in the securities of companies located in the developed countries of Western Europe or Japan. The Firstar Core International Equity Fund may not engage in options transactions whereas the Mercantile International Equity Portfolio may engage in a wide range of options transactions. It is expected that at the time of the Reorganization the Firstar Emerging Growth Fund and the Firstar Core International Equity Fund will adopt investment objectives and certain non-fundamental investment policies and restrictions that are substantially the same as those of the Mercantile Small Cap Equity Portfolio and Mercantile International Equity Portfolio, respectively.

  It is expected that at the time of the Reorganization, the Firstar Growth Fund will be renamed the Firstar Large Cap Core Equity Fund, the Firstar Emerging Growth Fund will be renamed the Firstar Small Cap Core Equity Fund and the Firstar Core International Equity Fund will be renamed the Firstar International Growth Fund.

  Fund-by-Fund Analysis. This Fund-by-Fund analysis provides additional information concerning the investment objectives and certain significant similarities and differences among the investment limitations and policies of certain of the Reorganizing Mercantile Funds and their Corresponding Firstar Funds. Because the Mercantile Conning Money Market Portfolio, Mercantile Missouri Tax-Exempt Bond Portfolio, Mercantile Equity Income Portfolio and Mercantile Small Cap Equity Index Portfolio will be reorganized into Shell Firstar Funds that have substantially the same investment objectives, policies and restrictions as their corresponding Continuing Mercantile Funds, they are not discussed in this section. Similarly, because (i) the Mercantile U.S. Government Securities Portfolio, together with the Stellar U.S. Government Income Fund, will reorganize into the Firstar U.S. Government Securities Fund, which has substantially the same investment objective, policies and restrictions as the Mercantile U.S. Government Securities Portfolio, (ii) the Mercantile Government & Corporate Bond Portfolio, together with the Mercantile Bond Index Portfolio, will reorganize into the Firstar Aggregate Bond Fund, which has substantially the same investment objective, policies and restrictions as the Mercantile Government & Corporate Bond Portfolio, and
(iii) the Mercantile National Municipal Bond Portfolio, together with the Stellar Insured Tax-Free Bond Fund, will reorganize into the Firstar National Municipal Bond Fund, which has substantially the same investment objective, policies and restrictions as the Mercantile National Municipal Bond Portfolio, the Mercantile U.S. Government Securities Portfolio, Mercantile Government & Corporate Bond Portfolio and Mercantile National Municipal Bond Portfolio are not discussed in this Section. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Mercantile Funds and the Corresponding Firstar Funds which are incorporated by reference into this Proxy/Prospectus.

1. Mercantile Treasury Money Market Portfolio/Firstar U.S. Treasury Money Market Fund

  Investment Objectives:

  (a) Mercantile Treasury Money Market Portfolio: Seeks a high level of current income exempt from state income tax consistent with liquidity and security of principal. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Stellar Treasury Fund: Seeks to achieve stability of principal and current income consistent with stability of principal. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders.

  (c) Firstar U.S. Treasury Money Market Fund: Seeks to provide a high level of current income exempt from state income taxes consistent with liquidity, the preservation of capital and a stable net asset value. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: Both the Mercantile Treasury Money Market Portfolio and the Stellar Treasury Fund will reorganize into the Firstar U.S. Treasury Money Market Fund. It is expected that at the time of the Reorganization the Firstar U.S. Treasury Money Market Fund will adopt an investment objective and certain non-fundamental investment policies and restrictions that are substantially the same as those of the Stellar Treasury Fund. Accordingly, set forth below is a description of the significant similarities and differences between the investment objective, policies and restrictions of the Mercantile Treasury Money Market Portfolio and (i) the existing investment objective, policies and restrictions of the Firstar U.S. Treasury Money Market Fund and (ii) the investment objective, policies and restrictions of the Stellar Treasury Fund that are expected to be adopted by the Firstar U.S. Treasury Money Market Fund. For a complete description of the investment objective, policies and restrictions of the Stellar Treasury Fund, see "Other Information Relating to the Stellar Treasury Fund" below.

  Mercantile Treasury Money Market Portfolio/Firstar U.S. Treasury Money Market Fund. Each of the Mercantile Treasury Money Market Portfolio and the Firstar U.S. Treasury Money Market Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Mercantile Treasury Money Market Portfolio invests substantially all, but not less than 65%, of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. During normal market conditions, the Firstar U.S. Treasury Money Market Fund invests at least 65% of its total assets in short-term, dollar-denominated debt obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Firstar U.S. Treasury Money Market Fund also may invest in repurchase agreements, reverse repurchase agreements and other investment companies. The Mercantile Treasury Money Market Portfolio generally does not invest in repurchase agreements, reverse repurchase agreements or other investment companies, although it may enter into repurchase agreements and invest in other investment companies in extraordinary circumstances. Unlike the Firstar U.S. Treasury Money Market Fund, the Mercantile Treasury Money Market Portfolio may purchase securities on a when-issued basis and purchase or sell securities on a forward commitment basis.

  The Firstar U.S. Treasury Money Market Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets while the Mercantile Treasury Money Market Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets.

  Mercantile Treasury Money Market Portfolio/Stellar Treasury Fund. Each of the Mercantile Treasury Money Market Portfolio and the Stellar Treasury Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. The Mercantile Treasury Money Market Portfolio invests substantially all, but not less than 65%, of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. The Stellar Treasury Fund invests exclusively in short-term U.S. Treasury obligations. The Stellar Treasury Fund also may invest in repurchase agreements collateralized by U.S. Treasury obligations, reverse repurchase agreements and other investment companies. The Mercantile Treasury Money Market Portfolio generally does not invest in repurchase agreements, reverse repurchase agreements or other investment companies, although it may enter into repurchase agreements and invest in other investment companies in extraordinary circumstances.

  The Mercantile Treasury Money Market Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the Stellar Treasury Fund may not lend its portfolio securities. The Mercantile Treasury Money Market Portfolio may borrow money from banks for temporary purposes in an amount not exceeding 10% of the value of its total assets at the time of the borrowing. The Stellar Treasury Fund may borrow money as a temporary, extraordinary or emergency measure or to facilitate Fund management in an amount not exceeding 33 1/3% of the value of its total assets.

2.  Mercantile Money Market Portfolio/Firstar Money Market Fund

  Investment Objectives:

  (a) Mercantile Money Market Portfolio: Seeks current income with liquidity and stability of principal. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Money Market Fund: Seeks to provide a high level of taxable current income consistent with liquidity, the preservation of capital and a stable net asset value. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: Each of the Mercantile Money Market Portfolio and the Firstar Money Market Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Both the Mercantile Money Market Portfolio and the Firstar Money Market Fund will purchase only those securities that are rated in the highest short-term rating category (i.e., rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service Inc. ("Moody's")) by at least two nationally recognized rating agencies (or one such rating if only one agency has rated the instrument) or that are determined to be of comparable quality.

  The Mercantile Money Market Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits. The Mercantile Money Market Portfolio may also invest in repurchase agreements, reverse repurchase agreements, stripped U.S. Government securities, certain variable and floating rate securities and securities of other investment companies.

  The Firstar Money Market Fund invests principally in short-term, high quality, dollar-denominated money market debt obligations. These obligations may be issued by entities including domestic and foreign corporations, banks and other financial institutions and other types of entities or by investment companies, or they may be issued or guaranteed by the U.S. Government and its agencies and instrumentalities or political subdivisions. Unlike the Mercantile Money Market Portfolio, the Firstar Money Market Fund may invest in obligations issued by foreign governments and their agencies, instrumentalities and political subdivisions and short-term funding agreements. The Firstar Money Market Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets while the Mercantile Money Market Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets.

3. Mercantile Tax-Exempt Money Market Portfolio/Firstar Tax-Exempt Money Market Fund

  Investment Objectives:

  (a) Mercantile Tax-Exempt Money Market Portfolio: Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Tax-Exempt Money Market Fund: Seeks to provide a high level of current income exempt from federal income taxes consistent with liquidity, the preservation of capital and a stable net asset value. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: Both the Mercantile Tax-Exempt Money Market Portfolio and the Stellar Tax-Free Money Market Fund will reorganize into the Firstar Tax-Exempt Money Market Fund.

  Each of the Mercantile Tax-Exempt Money Market Portfolio and the Firstar Tax-Exempt Money Market Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act will generally invest in instruments with remaining maturities not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Both the Mercantile Tax-Exempt Money Market Portfolio and the Firstar Tax-Exempt Money Market Fund will purchase only those securities which are rated in the highest short-term rating category (i.e., rated AAA by S&P or Aaa by Moody's) by at least two nationally recognized rating agencies (or one such rating if only one agency has rated the instrument) or that are determined to be of comparable quality.

  The Mercantile Tax-Exempt Money Market Portfolio normally invests (as a matter of fundamental policy which cannot be changed without shareholder approval) at least 80% of its total assets in short-term municipal securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, instrumentalities, agencies and political subdivisions and that pay interest which is exempt from federal income tax. Investments by the Mercantile Tax-Exempt Money Market Portfolio in private activity bonds, the interest on which may be subject to the federal alternative minimum tax, will not be treated as investments in municipal securities for purposes of the 80% requirement stated above and, under normal conditions, will not exceed 20% of the Portfolio's total assets when added with any taxable investments.

  The Firstar Tax-Exempt Money Market Fund invests (as a matter of fundamental policy which cannot be changed without shareholder approval) at least 80% of its net assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, instrumentalities, agencies and political subdivisions, which are exempt from federal income taxes and with remaining maturities of 13 months or less. For purposes of this fundamental policy, municipal securities that are subject to the federal alternative minimum income tax are considered taxable. The municipal securities in which the Firstar Tax-Exempt Money Market Fund may invest are generally the same as those eligible for investment by the Mercantile Tax-Exempt Money Market Portfolio, except that the Firstar Tax-Exempt Money Market Fund may not invest in tax-exempt derivative securities, such as tender option bonds, beneficial interests in trusts and partnership interests.

  The Firstar Tax-Exempt Money Market Fund, like the Mercantile Tax-Exempt Money Market Portfolio, normally may invest no more than 20% of its total assets in taxable obligations. Taxable obligations in which the Firstar Tax-Exempt Money Market Fund may invest are generally the same as those eligible for investment by the Mercantile Tax-Exempt Money Market Portfolio, except that the Firstar Tax-Exempt Money Market Fund may not invest in bank obligations, such as certificates of deposit and bankers' acceptances, stripped U.S. Government securities and repurchase agreements. The Firstar Tax-Exempt Money Market Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets, whereas the Mercantile Tax-Exempt Money Market Portfolio may not lend its portfolio securities.

  The Firstar Tax-Exempt Money Market Fund is diversified, whereas the Mercantile Tax-Exempt Money Market Portfolio is not-diversified, which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers.

4. Mercantile Intermediate Corporate Bond Portfolio/Firstar Intermediate Bond Market Fund

  Investment Objectives:

  (a) Mercantile Intermediate Corporate Bond Portfolio: Seeks as high a level of current income as is consistent with preservation of capital. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Intermediate Bond Market Fund: Seeks to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

  Comment: It is expected that at the time of the Reorganization, the Firstar Intermediate Bond Market Fund will be renamed the Firstar Intermediate Bond Fund.

  The Mercantile Intermediate Corporate Bond Portfolio normally invests at least 65% of its total assets in corporate debt obligations. These include obligations that are issued by U.S. and foreign business corporations and obligations issued by agencies, instrumentalities or authorities that are organized as corporations by the U.S., by states or political subdivisions of the U.S., or by foreign governments or political subdivisions. The Mercantile Intermediate Corporate Bond Portfolio also may invest in obligations issued or guaranteed by U.S. or foreign governments, their agencies and instrumentalities and in mortgage-backed securities, including collateralized mortgage obligations. The Portfolio may only purchase investment grade debt obligations (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or unrated debt obligations determined to be of comparable quality to eligible rated securities at the time of purchase. Under normal market conditions, the Portfolio invests at least 65% of its total assets in debt obligations rated in one of the top three rating categories (i.e., those rated A or higher by S&P or Moody's) or unrated debt obligations determined to be of comparable quality to eligible rated securities at the time of purchase. The Portfolio's average weighted maturity will generally be between 3 and 10 years.

  The Firstar Intermediate Bond Market Fund attempts to make its duration and return comparable to, and to maintain an overall interest rate sensitivity equivalent to, that of the Lehman Brothers Intermediate Government/Credit Bond Index (the "Lehman Index"). To this end, the Fund invests at least 65% of its total assets in debt securities, including securities issued or guaranteed by the U.S. Government and its agencies, stripped U.S. Government securities, corporate securities, medium-term notes, collateralized mortgage obligations, asset-backed and mortgage-backed obligations and Eurobonds. The Fund typically holds less than 200 securities. The Fund is not an index fund, however, and may invest more than 50% of its assets in securities not included in the Lehman Index. Debt obligations purchased by the Fund will be rated investment grade (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or unrated obligations determined to be of comparable quality. The average quality for the Fund is expected to be at least the second highest rating category of S&P or Moody's. The effective dollar-weighted average portfolio maturity of the Fund will be more than 3 years but less than 10 years during normal market conditions.

  Unlike the Mercantile Intermediate Corporate Bond Portfolio, the Firstar Intermediate Bond Market Fund may invest in unlisted over-the-counter options, preferred stocks and guaranteed investment contracts. The Mercantile Intermediate Corporate Bond Portfolio, unlike the Firstar Intermediate Bond Market Fund, may invest in convertible debt securities. The Firstar Intermediate Bond Market Fund may invest no more than 50% of its total assets in collateralized mortgage obligations, whereas there is no limit on the amount of the Mercantile Intermediate Corporate Bond Portfolio's assets that may be invested in such obligations. The Mercantile Intermediate Corporate Bond Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the Firstar Intermediate Bond Market Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets.

  The Mercantile Intermediate Corporate Bond Portfolio may purchase put and call options on particular securities or bond indices for hedging purposes in an amount not to exceed 10% of its net assets. The Firstar Intermediate Bond Market Fund may purchase put and call options on particular securities or indices to manage exposure to certain markets, enhance income or for hedging purposes in an amount not to exceed 5% of its net assets. The Mercantile Intermediate Corporate Bond Portfolio may write covered call options in an amount not to exceed 25% of its net assets, while covered call options written by the Firstar Intermediate Bond Market Fund may not exceed 5% of its net assets. Both Funds may enter into futures contracts and related options, but only the Firstar Intermediate Bond Market Fund may buy and sell futures contracts and related options on foreign exchanges or boards of trade.

5.  Mercantile Bond Index Portfolio/Firstar Aggregate Bond Fund

  Investment Objectives:

  (a) Mercantile Bond Index Portfolio: Seeks to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index. This investment objective is not fundamental and may be changed by Mercantile's Board of Directors without shareholder approval.

  (b) Firstar Aggregate Bond Fund: Seeks to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers Aggregate Bond Index. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

  Comment: As previously noted, both the Mercantile Bond Index Portfolio and the Mercantile Government & Corporate Bond Portfolio will reorganize into the Firstar Aggregate Bond Fund, which has a similar investment objective and substantially the same investment policies and restrictions as the Mercantile Government & Corporate Bond Portfolio.

  The Mercantile Bond Index Portfolio is not managed through the use of traditional methods of investment management, but instead uses an "indexing" strategy through the use of computer models to approximate, within a 0.95 correlation coefficient before expenses, the investment performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate"). The Portfolio will invest substantially all (but not less than 80%) of its total assets in securities listed in the Lehman Aggregate. The Lehman Aggregate is comprised of U.S. Government, mortgage-backed, asset-backed and non-convertible corporate debt securities. The Portfolio's average weighted maturity is not expected to exceed 9 years.

  The securities in which the Firstar Aggregate Bond Fund invests are substantially similar to those in which the Mercantile Bond Index Portfolio invests. However, unlike the Mercantile Bond Index Portfolio, the Firstar Aggregate Bond Fund is managed through the use of traditional methods of investment management, such as market, economic and security analysis. The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and FIRMCO's assessment of probable changes in interest rates.

  While the Mercantile Bond Index Portfolio and the Firstar Aggregate Bond Fund generally invest in a similar pool of investments, there are some differences. Unlike the Mercantile Bond Index Portfolio, the Firstar Aggregate Bond Fund may invest in collateralized mortgage obligations and up to 10% of its total assets in U.S. dollar-denominated debt obligations of foreign issuers, either directly or through American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). Unlike the Firstar Aggregate Bond Fund, the Mercantile Bond Index Portfolio may invest in index-based depository receipts. Both Funds may invest in options, futures and options on futures.

  Both the Mercantile Bond Index Portfolio and the Firstar Aggregate Bond Fund will purchase only investment grade debt obligations (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P) or, in the case of the Firstar Aggregate Bond Fund only, unrated debt obligations determined to be of comparable quality. Unlike the Mercantile Bond Index Portfolio, the Firstar Aggregate Bond Fund normally invests at least 65% of its total assets in debt obligations rated in one of the top three rating categories (i.e., those rated A or higher by Moody's or S&P) or unrated debt obligations determined to be of comparable quality.

6. Mercantile Short-Intermediate Municipal Portfolio/Firstar Tax-Exempt Intermediate Bond Fund

  Investment Objectives:

  (a) Mercantile Short-Intermediate Municipal Portfolio: Seeks as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Tax-Exempt Intermediate Bond Fund: Seeks to provide current income that is substantially exempt from federal income tax and emphasize total return with relatively low volatility of principal. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

  Comment: The Mercantile Short-Intermediate Municipal Portfolio normally invests (as a matter of fundamental policy which cannot be changed without shareholder approval) at least 80% of its total assets in municipal securities, primarily bonds (at least 65% under normal market conditions). At least 80% of its total assets will be invested in municipal securities that pay interest which is exempt from federal income tax. Investments by the Mercantile Short-Intermediate Municipal Portfolio in private activity bonds, the interest on which may be subject to the federal alternative minimum tax, will not be treated as investments in municipal securities for purposes of the 80% requirement stated above and, under normal conditions, will not exceed 20% of the Portfolio's total assets when added with any taxable investments. The Portfolio's average weighted maturity will generally be between 2 and 5 years.

  The Firstar Tax-Exempt Intermediate Bond Fund invests principally in intermediate-term municipal obligations issued by state and local governments exempt from federal income tax. The Fund will normally invest (as a matter of fundamental policy which cannot be changed without shareholder approval) at least 80% of its net assets in securities the interest on which is exempt from regular federal income and alternative minimum taxes and will invest at least 65% of its total assets in bonds and debentures. The Fund intends to maintain an average weighted maturity between 3 and 10 years.

  The Mercantile Short-Intermediate Municipal Portfolio, but not the Firstar Tax-Exempt Intermediate Bond Fund, may invest in tax-exempt derivatives, such as tender option bonds, participations, beneficial interests in a trust or partnership interests. The Firstar Tax-Exempt Intermediate Bond Fund, but not the Mercantile Short-Intermediate Municipal Portfolio, may invest in reverse repurchase agreements and options, although the Fund

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does not intend to invest in options during the current fiscal year other than put options on municipal securities. The Mercantile Short-Intermediate Municipal Portfolio, like the Firstar Tax-Exempt Intermediate Bond Fund, may invest in the securities of other investment companies, limited (i) with respect to the Mercantile Short-Intermediate Municipal Portfolio to the securities of "money market" funds which invest in the same types of securities in which the Portfolio is permitted to invest, and (ii) with respect to the Firstar Tax-Exempt Intermediate Bond Fund to the securities of other investment companies that invest in high-quality, short-term debt instruments. The Mercantile Short-Intermediate Municipal Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. The Firstar Tax-Exempt Intermediate Bond Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets, although it does not intend to engage in securities lending during the current fiscal year.

  Both the Firstar Tax-Exempt Intermediate Bond Fund and the Mercantile Short-Intermediate Municipal Portfolio only may purchase investment grade municipal securities (i.e., those rated BBB or higher by S&P or Baa or higher by Moody's) or unrated debt obligations determined to be of comparable quality. Short-term municipal securities, such as municipal notes and tax-exempt commercial paper, must have the highest rating assigned by a nationally recognized rating agency for such instruments if purchased by the Firstar Tax-Exempt Intermediate Bond Fund or one of the two highest ratings assigned by a nationally recognized rating agency for such instruments if purchased by the Mercantile Short-Intermediate Municipal Portfolio.

7.Mercantile Balanced Portfolio/Firstar Balanced Growth Fund

  Investment Objectives:

  (a) Mercantile Balanced Portfolio: Seeks to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Balanced Growth Fund: Seeks to achieve a balance of capital appreciation and current income with relatively low volatility of capital. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: The Mercantile Balanced Portfolio invests in a combination of equity securities, fixed-income securities and money market instruments in weightings that FIRMCO, through the use of its own dynamic computer models, believes will offer attractive total returns over time. The Fund normally invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities, although the actual percentages will vary from time to time based on FIRMCO's economic and market outlooks. The Portfolio's equity securities consist mainly of common stocks of companies with large market capitalizations and its fixed-income securities consist mainly of investment grade bonds (i.e., those rated in one of the top four rating categories by one or more nationally recognized rating agencies or unrated bonds determined to be of comparable quality), including U.S. Government securities.

  The Firstar Balanced Growth Fund invests principally in a diversified portfolio of fixed-income and equity securities. Although the actual percentages will vary from time to time based on FIRMCO's economic and market outlooks, the Fund's policy is to invest at least 25% of its total assets in fixed-income senior securities and at least 50% and no more than 65% of its total assets in equity securities at all times. The Fund's equity securities are selected on the basis of their potential capital appreciation and consist mainly of common stock of domestic and foreign companies. These equity securities generally have market capitalizations between $100 million and $100 billion, although from time to time a portion of the Fund's assets may be invested in securities with larger or smaller market capitalizations. The fixed-income securities selected for the Fund are those which FIRMCO believes will provide an annual rate of total return similar to that of the Lehman Brothers Government/Credit Bond Index. Except for convertible securities, the Fund will purchase only fixed-income securities rated investment grade or unrated obligations determined to be of comparable quality.

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

  Both the Mercantile Balanced Portfolio and the Firstar Balanced Growth Fund may invest in preferred stock, rights, warrants and securities convertible into common stock. The Firstar Balanced Growth Fund may invest no more than 5% of its net assets in rights and both the Firstar Balanced Growth Fund and Mercantile Balanced Portfolio may invest no more than 5% of their net assets in warrants. In addition, the Mercantile Balanced Portfolio may invest no more than 2% of its net assets in warrants that are not listed on the New York, American or Canadian Stock Exchanges. The Firstar Balanced Growth Fund, unlike the Mercantile Balanced Portfolio, may invest up to 5% of its net assets in convertible securities rated below investment grade. The Mercantile Balanced Portfolio may invest in foreign securities indirectly through ADRs and EDRs. The Firstar Balanced Growth Fund may invest in foreign securities directly and indirectly through ADRs.

  While both the Mercantile Balanced Portfolio and the Firstar Balanced Growth Fund may invest in securities issued by other investment companies, the Mercantile Balanced Portfolio limits such investments to those securities issued by "money market" funds which invest in securities in which the Portfolio may invest. The Firstar Balanced Growth Fund may invest in securities of other investment companies that invest in high-quality, short-term debt instruments. The Mercantile Balanced Portfolio, unlike the Firstar Balanced Growth Fund, may invest in Standard & Poor's Depository Receipts, Standard & Poor's MidCap 400 Depository Receipts and the Dow Industrial DIAMONDS.

  The Mercantile Balanced Portfolio may purchase put and call options on particular securities or securities indices for hedging purposes in an amount not to exceed 10% of its net assets. The Firstar Balanced Growth Fund may purchase put and call options on particular securities or securities indices to manage exposure to certain markets, enhance income or for hedging purposes in an amount not to exceed 5% of its net assets. Further, the Mercantile Balanced Portfolio and the Firstar Balanced Growth Fund each may write covered call options in an amount not to exceed 25% of its net assets. Both Funds may enter into futures contracts and related options, but only the Firstar Balanced Growth Fund may buy and sell futures contracts and related options on foreign exchanges or boards of trade. The Mercantile Balanced Portfolio may lend its portfolio securities in an amount not to exceed 33- 1/3% of the value of its total assets, while the Firstar Balanced Growth Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets.

8. Mercantile Equity Index Portfolio/Firstar Equity Index Fund

  Investment Objectives:

  (a) Mercantile Equity Index Portfolio: Seeks to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Index. This investment objective is not fundamental and may be changed by the Mercantile Board of Directors without shareholder approval.

  (b) Firstar Equity Index Fund: Seeks returns, before Fund expenses, comparable to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Index. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: The Mercantile Equity Index Portfolio and the Firstar Equity Index Fund are not managed through the use of traditional methods of investment management, but instead use an "indexing" strategy through the use of computer models to approximate the investment performance of the Standard & Poor's 500 Index (the "S&P 500"). Both Funds invest substantially all of their assets (at least 80%) in securities included in the S&P 500 and typically hold all 500 stocks represented in the S&P 500. It is expected that the quarterly performance of the Firstar Equity Index Fund and the S&P 500 Index normally will be within (+/-) 0.3%. The quarterly performance of the Mercantile Equity Index Portfolio, before expenses, normally tracks the performance of the S&P 500 Index within a .95 correlation coefficient. Both the Mercantile Equity Index Portfolio and the Firstar Equity Index Fund include stocks in their respective portfolios based on such stocks' market capitalization weightings in the S&P 500 Index. Unlike the Firstar Equity Fund, the Mercantile Equity

Index Portfolio may invest in index-based depository receipts, such as Standard & Poor's Depository Receipts, in lieu of investment in the actual securities listed in the S&P 500, as well as in rights, warrants and convertible securities.

  The Mercantile Equity Index Portfolio may purchase put and call options on particular securities or securities indices for hedging purposes in an amount not to exceed 10% of its net assets. The Firstar Equity Index Fund may purchase put and call options on stock indices, but not on particular securities, to manage exposure to certain markets, enhance income or for hedging purposes in an amount not to exceed 5% of its net assets. The Mercantile Equity Index Portfolio may write covered call options in an amount not to exceed 25% of its net assets, while covered call options written by the Firstar Equity Index Fund are limited to options on stock indices and may not exceed 5% of the Fund's net assets. Both the Mercantile Equity Index Portfolio and the Firstar Equity Index Fund may enter into futures contracts and related options, although the Firstar Equity Index Fund will limit its transactions in futures contracts and related options so that not more than 10% of its net assets are at risk. In addition, the Firstar Equity Index Fund, unlike the Mercantile Equity Index Portfolio, may buy and sell futures contracts and related options on foreign exchanges or boards of trade.

  While both the Mercantile Equity Index Portfolio and the Firstar Equity Index Fund may invest in securities issued by other investment companies, the Mercantile Equity Index Portfolio limits such investments to those securities issued by "money market" funds which invest in securities in which the Portfolio may invest. The Firstar Equity Index Fund may invest in securities of other investment companies that invest in high-quality, short-term debt instruments. The Mercantile Equity Index Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the Firstar Equity Index Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets.

9. Mercantile Growth & Income Equity Portfolio/Firstar Growth & Income Fund

  Investment Objectives:

  (a) Mercantile Growth & Income Equity Portfolio: Seeks to provide long-term capital growth, with income a secondary consideration. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Growth & Income Fund: Seeks both reasonable income and long-term capital appreciation. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: The Mercantile Growth & Income Equity Portfolio invests primarily in common stocks. These stocks are generally listed on a national stock exchange or are unlisted securities with an established over-the-counter market. Stocks of companies which are believed to have superior revenue and earnings growth prospects relative to their peers and to their price/earnings ratios are favored. Income is not a primary factor in the stock selection process. The Portfolio may also invest in preferred stock, rights, warrants and convertible securities. The Portfolio may invest up to 15% of its total assets in foreign securities directly or indirectly through ADRs and EDRs.

  The Firstar Growth & Income Fund selects common stocks primarily from a universe of domestic companies that have established dividend-paying histories. Normally, at least 50% of the Fund's net assets will be invested in equities. The Fund will not purchase a non-dividend paying security if immediately after giving effect to such purchase less than 80% of the net assets of the Fund will be invested in dividend paying securities. The Fund generally invests in medium-to-large sized companies with stock market capitalizations over $1 billion, although, the Fund may also invest a portion of its assets in companies with smaller market capitalizations. Although the Fund invests primarily in common stocks, it may also invest in preferred stock, rights, warrants and convertible securities, although the Fund will invest in preferred stocks only if they present an opportunity for capital appreciation and will invest in preferred stocks convertible into common stocks only if they provide a current dividend payment. The Fund also may invest in bonds, notes and debentures if these investments provide a current interest payment and may purchase non-convertible debt securities if they present an opportunity for capital appreciation. The Fund may also invest in foreign securities directly or indirectly through ADRs.

  The Mercantile Growth & Income Equity Portfolio may purchase put and call options on particular securities or securities indices for hedging purposes in an amount not to exceed 10% of its net assets. The Firstar Growth & Income Fund may purchase put and call options on particular securities or securities indices to manage exposure to certain markets, enhance income or for hedging purposes in an amount not to exceed 5% of its net assets. The Mercantile Growth & Income Equity Portfolio may write covered call options in an amount not to exceed 25% of its net assets, while covered call options written by the Firstar Growth & Income Fund may not exceed 5% of the Fund's net assets. Both the Mercantile Growth & Income Equity Portfolio and the Firstar Growth & Income Fund may enter into futures contracts and related options, although the Firstar Growth & Income Fund intends to limit its investment in futures contracts and related options so that not more than 5% of its net assets are at risk. The Firstar Growth & Income Fund, unlike the Mercantile Growth & Income Equity Portfolio, may buy and sell futures contracts and related options on foreign exchanges or boards of trade.

  While both the Mercantile Growth & Income Equity Portfolio and the Firstar Growth & Income Fund may invest in securities issued by other investment companies, the Mercantile Growth & Income Equity Portfolio limits such investments to those securities issued by "money market" funds which invest in securities in which the Portfolio may invest. The Firstar Growth & Income Fund may invest in securities of other investment companies that invest in high-quality, short-term debt instruments. The Mercantile Growth & Income Equity Portfolio, unlike the Firstar Growth & Income Fund, may invest in Standard & Poor's Depository Receipts, Standard & Poor's MidCap 400 Depository Receipts and The Dow Industrials DIAMONDS.

  The Mercantile Growth & Income Equity Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while Firstar Growth & Income Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets.

10.  Mercantile Growth Equity Portfolio/Firstar Growth Fund

  Investment Objectives:

  (a) Mercantile Growth Equity Portfolio: Seeks capital appreciation. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Growth Fund: Seeks capital appreciation through investment in securities of large-sized companies. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: It is expected that at the time of the Reorganization the Firstar Growth Fund will be renamed the Firstar Large Cap Core Equity Fund.

  The Mercantile Growth Equity Portfolio normally invests at least 65% of its total assets in common stocks or other equity securities of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American Stock Exchange or NASDAQ. The Portfolio invests primarily in the common stocks of growth companies.

  The Firstar Growth Fund normally invests at least 65% of its total assets in equity securities of large-sized companies. Most of these equity securities are publicly traded common stocks of companies incorporated in the U.S. The Fund generally invests in large-sized companies with stock market capitalizations over $3 billion that are considered to be well-managed and to have attractive fundamental financial characteristics (such as low debt, high returns on equity and consistent revenue and earnings per share growth over the prior three to five years). The Fund may also invest a portion of its assets in companies with market capitalizations below $3 billion.

  While both the Mercantile Growth Equity Portfolio and the Firstar Growth Fund may invest in preferred stock, rights, warrants and convertible securities, the Firstar Growth Fund may invest in preferred stocks (including preferred stocks convertible into common stock) only if they present an opportunity for capital appreciation. The Mercantile Growth Equity Portfolio, like the Firstar Growth Fund, may invest up to 5% of its net assets in warrants, although the Mercantile Growth Equity Portfolio limits its investment in warrants which are not listed on the New York or American Stock Exchanges to no more than 2% of its net assets. Both the Mercantile Growth Equity Portfolio and the Firstar Growth Fund may invest a portion of their assets in investment grade bonds, notes and debentures, although the Firstar Growth Fund will invest in these securities only if they present opportunities for capital appreciation.

  While both the Mercantile Growth Equity Portfolio and the Firstar Growth Fund may invest in foreign securities, the Mercantile Growth Equity Portfolio may only do so indirectly by purchasing securities which are traded on U.S. securities exchanges or in over-the-counter markets in the form of depository receipts, such as ADRs, in an amount not to exceed 5% of its net assets.

  The Mercantile Growth Equity Portfolio may purchase put options for hedging purposes and may write covered call options, in each instance only with respect to individual securities. Not more than 5% of the value of the Mercantile Growth Equity Portfolio's total assets may be invested in premiums on open put option positions and the aggregate value of the securities subject to covered call options written by the Portfolio may not exceed 25% of the value of its net assets. The Firstar Growth Fund may purchase put and call options on particular securities or securities indices to manage exposure to certain markets, enhance income or for hedging purposes in an amount not to exceed 5% of its net assets. The Firstar Growth Fund also may write covered call options on particular securities or securities indices. Both the Mercantile Growth Equity Portfolio and the Firstar Growth Fund may invest in futures contracts and related options. Unlike the Mercantile Growth Equity Portfolio, the Firstar Growth Fund may buy and sell futures contracts and related options on foreign exchanges or boards of trade.

  Both the Mercantile Growth Equity Portfolio and the Firstar Growth Fund may invest in securities issued by other investment companies, including in the case of the Mercantile Growth Equity Portfolio, closed-end investment companies. The Firstar Growth Fund limits its investments in other investment companies to those that invest in high-quality, short-term debt instruments. The Mercantile Growth Equity Portfolio, unlike the Firstar Growth Fund, may invest in Standard & Poor's Depository Receipts, Standard & Poor's MidCap 400 Depository Receipts and The Dow Industrials DIAMONDS.

  The Mercantile Growth Equity Portfolio may borrow money directly or indirectly through reverse repurchase agreements for temporary purposes in an amount up to 33 1/3% of its total assets, although the Fund intends to limit such borrowings during the current year to not more than 5% of its net assets. The Firstar Growth Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in an amount not to exceed 10% of its total assets. The Mercantile Growth Equity Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, while the Firstar Growth Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets.

11.  Mercantile Small Cap Equity Portfolio/Firstar Emerging Growth Fund

  Investment Objectives:

  (a) Mercantile Small Cap Equity Portfolio: Seeks capital appreciation. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders.

  (b) Firstar Emerging Growth Fund: Seeks capital appreciation. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: It is expected that at the time of the Reorganization the Firstar Emerging Growth Fund will be renamed the Firstar Small Cap Core Equity Fund.

  It is also expected that at the time of the Reorganization the Firstar Emerging Growth Fund will adopt an investment objective and certain non-fundamental investment policies and restrictions that are substantially the same as those of the Mercantile Small Cap Equity Portfolio.

  The Mercantile Small Cap Equity Portfolio normally invests at least 65% of its total assets in the stocks of small- to medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which are believed to have above-average prospects for capital appreciation. These stocks may be listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter-market. The Portfolio may also invest in larger companies that offer growth possibilities and to a limited extent in initial public offerings. In addition to common stock, the Portfolio may also invest in preferred stock, rights, warrants and convertible securities. The Portfolio will not invest more than 5% of its net assets in warrants and will limit its investments in warrants which are not listed on the New York, American or Canadian Stock Exchange to not more than 2% of net assets. The Portfolio may invest up to 25% of its total assets in foreign securities indirectly through ADRs and EDRs. The Portfolio does not intend to invest more than 5% of its total assets in the securities of unseasoned companies (i.e. those which, with any predecessors, have less than 3 years of continuous operations).

  The Firstar Emerging Growth Fund selects securities based on their potential for price appreciation. Normally, the Fund invests at least 50% of its total assets in equity securities. Most of these equity securities will be publicly traded common stocks of small-sized companies incorporated in the U.S. with market capitalizations between $250 million and $2 billion. The Fund may also invest in investment grade non-convertible bonds, notes, debentures and convertible preferred stock and may invest up to 5% of its net assets in rights and warrants. The Fund may also invest in foreign securities directly or indirectly through ADRs.

  The Mercantile Small Cap Equity Portfolio may purchase put and call options on particular securities or securities indices for hedging purposes in an amount not to exceed 10% of its net assets. The Firstar Emerging Growth Fund may purchase put and call options on particular securities or securities indices to manage exposure to certain markets, enhance income or for hedging purposes in an amount not to exceed 5% of its net assets. The Mercantile Small Cap Equity Portfolio may write covered call options in an amount not to exceed 25% of its net assets while covered call options written by the Firstar Emerging Growth Fund will not exceed 5% of the Fund's net assets. Both Funds may enter into futures contracts and related options, but only the Firstar Emerging Growth Fund may buy and sell futures contracts and related options on foreign exchanges or boards of trade.

  While both the Mercantile Small Cap Equity Portfolio and the Firstar Emerging Growth Fund may invest in securities issued by other investment companies, the Mercantile Small Cap Equity Portfolio limits such investments to those securities issued by "money market" funds which invest in securities in which the Portfolio may invest. The Firstar Emerging Growth Fund may invest in securities of other investment companies that invest in high-quality, short-term debt instruments.

  The Mercantile Small Cap Equity Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets while the Firstar Emerging Growth Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets.

12. Mercantile International Equity Portfolio/Firstar Core International Equity Fund

  Investment Objectives:

  (a) Mercantile International Equity Portfolio: Seeks to provide capital growth consistent with reasonable investment risk. This investment objective is fundamental and may not be changed without the approval of the Portfolio's shareholders

  (b) Firstar Core International Equity Fund: Seeks to provide maximum, long-term total return consistent with reasonable risk to principal. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: It is expected that at the time of the Reorganization the Firstar Core International Equity Fund will be renamed the Firstar International Growth Fund.

  It is also expected that at the time of the Reorganization the Firstar Core International Equity Fund will adopt an investment objective and certain non-fundamental investment policies and restrictions that are substantially the same as those of the Mercantile International Equity Portfolio.

  The Mercantile International Equity Portfolio invests primarily in foreign common stocks, most of which are denominated in foreign currencies. The Portfolio normally invests at least 80% of its total assets in securities of companies that derive more than 50% of their gross revenues outside the United States or have more than 50% of their assets invested outside the United States. The Portfolio normally invests in equity securities from at least three different foreign countries. Generally, at least 50% of the Portfolio's total assets will be invested in the securities of companies located in the developed countries of Western Europe and Japan, although the Portfolio may also invest in other developed countries in the Far East and in countries with emerging markets or economies.

  The Firstar Core International Equity Fund invests primarily in common stocks and other equity securities of companies located outside the United States. Normally, at least 65% of its total assets will be invested in securities, such as equity securities, securities convertible into equity securities and debt, of companies based in at least three different countries other than the United States.

  Both the Mercantile International Equity Portfolio and the Firstar Core International Equity Fund may invest in preferred stock, but only the Mercantile International Equity Portfolio may invest in rights, warrants and convertible securities. The Mercantile International Equity Portfolio will not invest more than 5% of its net assets in warrants and will limit its investments in warrants not listed on the New York, American or Canadian Stock Exchange to not more than 2% of net assets. Unlike the Firstar Core International Equity Fund, the Mercantile International Equity Portfolio may purchase index-based depository receipts, including Standard & Poor's Depository Receipts, Standard & Poor's MidCap 400 Depository Receipts and The Dow Industrial's DIAMONDS. Both the Mercantile International Equity Portfolio and the Firstar Core International Equity Fund may invest in foreign securities indirectly through ADRs and EDRs, but only the Firstar Core International Equity Fund may invest in Global Depository Receipts ("GDRs"). While both Funds are permitted to invest up to 15% of their net assets in illiquid securities, the Mercantile International Equity Portfolio limits its investment in restricted securities to 10% of net assets. The Mercantile International Equity Portfolio, unlike the Firstar Core International Equity Fund, does not invest in the securities of small or unseasoned companies with less than three years of continuous operation.

  Unlike the Firstar Core International Equity Fund which may not engage in options transactions, the Mercantile International Equity Portfolio may purchase put and call options on particular securities or securities indices for hedging (or cross-hedging) purposes or for the purpose of earning additional income in an amount not exceeding 10% of the Portfolio's net assets. The Mercantile International Equity Portfolio also may write covered call options in an amount not to exceed 25% of its net assets and may purchase foreign currency put and call options, unlisted currency options and write foreign currency call options. The Mercantile International Equity Portfolio may invest in interest rate futures contracts, options on futures contracts and other types of financial futures contracts, such as foreign currency contracts, as well as any index or foreign market futures which are available in recognized exchanges or in other established financial markets. The Firstar Core International Equity Fund's investments in futures are limited to forward foreign currency contracts and currency futures.

  While both the Mercantile International Equity Portfolio and the Firstar Core International Equity Fund may invest in securities issued by other investment companies, the Mercantile International Equity Portfolio limits such investments to those securities issued by "money market" funds which invest in securities in which the Portfolio may invest. The Firstar Core International Equity Fund may invest in securities of other investment companies that invest in high-quality, short-term debt instruments.

  The Mercantile International Equity Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets while the Firstar Core International Equity Fund may lend its portfolio securities in an amount not to exceed 30% of the value of its total assets.

Other Information Relating to the Stellar Treasury Fund.

  Investment Objective

  The Fund seeks to achieve stability of principal and current income consistent with stability of principal. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders.

  Principal Investment Strategies

  The Fund intends to achieve its investment goal by investing exclusively in short-term U.S. Treasury obligations that have a maturity of 397 days or less from the date of purchase. The Fund may purchase repurchase agreements collateralized by U.S. Treasury obligations. The Fund intends to invest in agreements that provide for repurchase within 397 days from the date of acquisition. The average maturity of these securities is 120 days or less. The average maturity, however, of all the securities in the Fund's portfolio will be 90 days or less on a dollar-weighted basis. Securities subject to repurchase agreements are marked to market on a daily basis. U.S. Treasury obligations are issued by the U.S. Government and are fully guaranteed as to principal and interest by the United States Government. The Fund may also retain assets in cash and may purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

  Principal Risks of Investing in the Fund

  The main risks of investing in the Fund are:

  . Interest rate risk: The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline.

  . Credit risk: The Fund can also be affected by changes in the credit quality rating of a security or changes in an issuer's financial condition. A default on a security or a repurchase agreement held by the Fund could cause the value of your investment to decline.

  . Loss of principal: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  . Repurchase agreement risk: One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities held as collateral for the repurchase agreement from the Fund. Another risk of repurchase agreements is that the seller may default or file for bankruptcy. That could mean that the Fund might have to wait through lengthy court actions before selling the securities. See "Additional Information About Investment Policies and Risks--Repurchase Agreements" below.

  . When-issued and delayed delivery transaction risk: One of the risks of investing in when-issued or delayed delivery transactions is that if the seller chooses not to complete the transaction, the Fund could miss an advantageous price or yield. Another risk is that because settlement dates may be a month or more after entering into the transactions, the market value of the securities may have dropped from the agreed upon purchase price. However, the Fund may cancel a commitment to purchase securities prior to settlement if the Fund's investment adviser believes it is appropriate. The Fund may enter into transactions to sell its purchase commitment to third parties at current market rates and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses on the sale of these kinds of commitments. See "Additional Information About Investment Policies and Risks--When-Issued and Delayed Delivery Transactions" below.

  Additional Information About Investment Policies and Risks

  This section provides additional information regarding investments and transactions the Fund is permitted to make. The investment policies and limitations of the Fund may not be changed by the Board of Trustees of Stellar without approval of shareholders.

  The Fund may follow non-fundamental operational policies that are more restrictive than the fundamental investment limitations set forth in this section in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized statistical rating organization according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

  Repurchase Agreements. The Fund may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Fund and agree to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

  When-Issued and Delayed Delivery Transactions. The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

  The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

  These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

  Restricted and Illiquid Securities. The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund's Board of Trustees has established criteria that allows the adviser to consider certain restricted securities as liquid.


  The adviser may consider the following criteria in determining the liquidity of certain restricted securities: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades.

  Other Investment Companies. As an efficient means of carrying out its investment policies, the Fund may invest in the securities of other investment companies. A disadvantage to investing in other investment companies is that they also carry certain expenses such as management fees. As a result, any investment by the Fund in shares of other investment companies may duplicate shareholder expenses.

  Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate.

  When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

  The Fund's Investment Limitations

  The following is a list of the Fund's fundamental investment limitations, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As used in this section, "a majority of the Fund's outstanding voting securities" means the lesser of (a) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (b) more than 50% of the outstanding shares of beneficial interest of the Fund.

1. The Fund will not sell any securities short.

2. The Fund will not purchase any securities on margin, but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

3. The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed.

4. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage. However, the Fund may borrow money up to one-third of the value of its total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will not purchase any securities while borrowings and reverse repurchase agreements in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

5. The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge.

6. The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

7. The Fund will not purchase or sell real estate, including limited partnership interests. However, the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities that are secured by real estate or interests in real estate.

8. The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

9. The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, including repurchase agreements.

  The Trustees may change the following investment limitations without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

1. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

2. The Fund will limit its investment in other investment companies to: (a) no more than 3% of the total outstanding voting stock of any investment company; (b) no more than 5% of its total assets in any one investment company; and (c) no more than 10% of its total assets in investment companies in general. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

  The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.

  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

  Investment Advisory Services. FIRMCO serves as investment adviser to the Firstar Funds and Mercantile Funds and will continue to serve as investment adviser to the Firstar Funds upon consummation of the Reorganization. Conning Asset Management Company serves as sub-adviser to the Mercantile Conning Money Market Portfolio and will serve as sub-adviser to the Firstar Conning Money Market Fund upon consummation of the Reorganization. Clay Finlay Inc. serves as sub-adviser to the Mercantile International Equity Portfolio. It is expected that Clay Finlay Inc. will replace Glenmede Advisers, Inc. as sub-adviser to the Firstar Core International Equity Fund prior to the Reorganization and will continue to serve as sub-adviser to the Fund upon consummation of the Reorganization.

  The following table shows the contractual investment advisory and, where applicable, sub-advisory fee ratios for each Mercantile Fund and its Corresponding Firstar Fund. The table also shows the respective investment advisory and sub-advisory fee rates paid to the investment adviser and sub-adviser after taking into account voluntary fee waivers. The fees for the Mercantile Funds are as of April 30, 2000. The fees for the Firstar Funds (both before and after waivers) represent the pro forma annualized advisory fees based upon fee arrangements that will be in place upon consummation of the Reorganization.

                                    Table V
             Investment Advisory and Sub-Advisory Fee Information

                                                                                       Advisory Fees
                                                                                       Before/After
                                                                                          Waivers
                                                                                        (Pro Forma
                          Advisory Fees                                                After Giving
                          Before/After                                                 Effect to the
Mercantile Fund              Waivers    Corresponding Firstar Fund                    Reorganization)
---------------           ------------- --------------------------                    ---------------
Mercantile Treasury                     Firstar U.S. Treasury Money Market Fund
 Money Market Portfolio
 Advisory Fee...........   0.40%/0.35%   Advisory Fee................................   0.44%/0.44%
-----------------------------------------------------------------------------------------------------
Mercantile Money Market                 Firstar Money Market Fund
 Portfolio
 Advisory Fee...........   0.40%/0.35%   Advisory Fee................................   0.50%/0.43%
-----------------------------------------------------------------------------------------------------
Mercantile Tax-Exempt                   Firstar Tax-Exempt Money Market Fund
 Money Market Portfolio
 Advisory Fee...........   0.40%/0.35%   Advisory Fee................................   0.50%/0.50%
-----------------------------------------------------------------------------------------------------
Mercantile Conning Money                Firstar Conning Money Market Fund (shell)
 Market Portfolio
 Advisory Fee...........   0.40%/0.17%   Advisory Fee................................   0.40%/0.17%
 Sub-Advisory Fee (paid
  by Adviser)...........   0.30%/0.12%   Sub-Advisory Fee (paid by Adviser)..........   0.30%/0.12%
-----------------------------------------------------------------------------------------------------
Mercantile U.S.                         Firstar U.S. Government Securities Fund
 Government Securities
 Portfolio
 Advisory Fee...........   0.45%/0.45%   Advisory Fee................................   0.60%/0.50%
-----------------------------------------------------------------------------------------------------
Mercantile Intermediate                 Firstar Intermediate Bond Market Fund
 Corporate Bond
 Portfolio
 Advisory Fee...........   0.55%/0.55%   Advisory Fee................................   0.50%/0.40%
-----------------------------------------------------------------------------------------------------
Mercantile Bond Index                   Firstar Aggregate Bond Fund
 Portfolio
 Advisory Fee...........   0.30%/0.30%   Advisory Fee................................   0.50%/0.44%
-----------------------------------------------------------------------------------------------------
Mercantile Government &                 Firstar Aggregate Bond Fund
 Corporate Bond
 Portfolio
 Advisory Fee...........   0.45%/0.45%   Advisory Fee Aggregate......................   0.50%/0.44%
-----------------------------------------------------------------------------------------------------
Mercantile Short-                       Firstar Tax-Exempt Intermediate Bond Fund
 Intermediate Municipal
 Portfolio
 Advisory Fee...........   0.55%/0.55%   Advisory Fee................................   0.50%/0.39%
-----------------------------------------------------------------------------------------------------
Mercantile Missouri Tax-                Firstar Missouri Tax-Exempt Bond Fund (shell)
 Exempt Bond Portfolio
 Advisory Fee...........   0.45%/0.45%   Advisory Fee................................   0.45%/0.45%
-----------------------------------------------------------------------------------------------------
Mercantile National                     Firstar National Municipal Bond Fund
 Municipal Bond
 Portfolio
 Advisory Fee...........   0.55%/0.55%   Advisory Fee................................   0.55%/0.55%
-----------------------------------------------------------------------------------------------------
Mercantile Balanced                     Firstar Balanced Growth Fund
 Portfolio
 Advisory Fee...........   0.75%/0.75%   Advisory Fee................................   0.75%/0.71%
-----------------------------------------------------------------------------------------------------
Mercantile Equity Income                Firstar Equity Income Fund (shell)
 Portfolio
 Advisory Fee...........   0.75%/0.75%   Advisory Fee................................   0.75%/0.72%
-----------------------------------------------------------------------------------------------------
Mercantile Equity Index                 Firstar Equity Index Fund
 Portfolio
 Advisory Fee...........   0.30%/0.30%   Advisory Fee................................   0.25%/0.20%
-----------------------------------------------------------------------------------------------------
Mercantile Growth &                     Firstar Growth & Income Fund
 Income Equity Portfolio
 Advisory Fee...........   0.55%/0.55%   Advisory Fee................................   0.75%/0.75%
-----------------------------------------------------------------------------------------------------
Mercantile Growth Equity                Firstar Growth Fund
 Portfolio
 Advisory Fee...........   0.75%/0.75%   Advisory Fee................................   0.75%/0.75%
-----------------------------------------------------------------------------------------------------
Mercantile Small Cap                    Firstar Emerging Growth Fund
 Equity Portfolio
 Advisory Fee...........   0.75%/0.75%   Advisory Fee................................   0.75%/0.74%
-----------------------------------------------------------------------------------------------------
Mercantile Small Cap                    Firstar Small Cap Index Fund (shell)
 Equity Index Portfolio
 Advisory Fee...........   0.40%/0.40%   Advisory Fee................................   0.40%/0.34%
-----------------------------------------------------------------------------------------------------
Mercantile International                Firstar Core International Equity Fund
 Equity Portfolio
 Advisory Fee...........   1.00%/0.94%   Advisory Fee................................   1.00%/0.94%
 Sub-Advisory Fee (paid
  by Adviser)...........   0.75%/0.75%   Sub-Advisory Fee (paid by Adviser)..........   0.75%/0.75%
-----------------------------------------------------------------------------------------------------

  In addition to the compensation stated above, FIRMCO is entitled to 4/10ths of the gross income earned by each Firstar Fund on each loan of its portfolio securities, excluding capital gains or losses, if any. Pursuant to the current policy of the SEC, FIRMCO does not intend to receive compensation for such securities lending activity. FIRMCO may voluntarily waive advisory fees otherwise payable by the Firstar Funds.

  Other Service Providers for the Mercantile Funds and Firstar Funds. FMFS serves as co-administrator for the Mercantile Funds, administrator for the Firstar Funds and as transfer agent for both the Mercantile Funds and the Firstar Funds. Mercantile and Firstar have different distributors and independent accountants. Upon completion of the Reorganization, Firstar will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                                         Mercantile                      Firstar
                                         ----------                      -------
 Distributor...................... BISYS Fund Services      Quasar Distributors, LLC
                                   Limited Partnership
 Co-Administrators/Administrator.. BISYS Fund Services      Firstar Mutual Fund Services, LLC
                                   Ohio, Inc. and Firstar
                                   Mutual Fund Services,
                                   LLC
 Transfer Agent................... Firstar Mutual Fund      Firstar Mutual Fund Services, LLC
                                   Services, LLC
 Custodian........................ Firstar Bank, N.A.       Firstar Bank, N.A.
 Independent Accountants.......... KPMG LLP                 PricewaterhouseCoopers LLP

  It is expected that prior to the Reorganization KPMG LLP will resign as Mercantile's independent accountants and that management will recommend that the Board of Directors of Mercantile select PricewaterhouseCoopers LLP as Mercantile's new independent accountants.

  Sales Loads, Distribution and Shareholder Servicing Arrangements for
Mercantile.

  Investor A Shares. Each Mercantile Fund, except the Mercantile Conning Money Market Portfolio, offers Investor A Shares. Investor A Shares of each Mercantile Fund, except Investor A Shares of the Mercantile Treasury Money Market Portfolio, Mercantile Money Market Portfolio and Mercantile Tax-Exempt Money Market Portfolio (the "Mercantile Money Market Funds"), charge a front-end sales load at the time of purchase. The maximum front-end sales load charged for each Mercantile Fund's Investor A Shares is set forth below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Mercantile Funds." Sales load reduction and waiver categories, which differ in certain respects from those applicable to Retail A Shares of the Corresponding Firstar Funds, are described below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Mercantile Funds."

  Mercantile has adopted a Distribution and Services Plan for Investor A Shares pursuant to which the Investor A Shares of each Mercantile Fund pay fees to (i) Mercantile's distributor or other persons for distribution services and related expenses and (ii) to broker-dealers and other financial organizations ("Service Organizations") for shareholder administrative services provided to the holders of Investor A Shares. Distribution services and expenses include compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature and with printing and mailing the Mercantile Funds' prospectuses and statements of additional information (except those used for regulatory purposes or distributed to existing shareholders). Shareholder administrative services include providing information to customers showing their position in Investor A Shares, providing sub-accounting with respect to Investor A Shares owned by customers, and establishing and maintaining accounts and records. Under the Distribution and Services Plan for Investor A Shares, payments by a Mercantile Fund for distribution services and expenses may not exceed 0.10% (annualized) of the average daily net asset value of such Mercantile Fund's Investor A Shares and payments by a Mercantile Fund for shareholder administrative services may not exceed 0.20% (0.15% for the Mercantile Money Market Funds) (annualized) of the average daily net asset value of such Mercantile Fund's outstanding Investor A Shares.

  Investor B Shares. Each Mercantile Fund, except the Mercantile Treasury Money Market Portfolio, Mercantile Tax-Exempt Money Market Portfolio, Mercantile Conning Money Market Portfolio, Mercantile Intermediate Corporate Bond Portfolio, Mercantile Bond Index Portfolio, Mercantile Short-Intermediate Municipal Portfolio, Mercantile Equity Index Portfolio and Mercantile Small Cap Equity Index Portfolio, offers Investor B Shares. Investor B Shares are sold at net asset value without imposition of a front-end sales load at the time of purchase. However, there is a maximum 5% contingent deferred sales charge ("CDSC") assessed on Investor B Shares that are redeemed within one year of purchase, declining to 1% in the sixth year and eliminated thereafter. Investor B Shares of a Mercantile Fund automatically convert to Investor A Shares of the same Fund six years after purchase. Retail B Shares of a Firstar Fund received in exchange for Investor B Shares of a Mercantile Fund will be subject to the same CDSC. In all cases, former holders of Investor B Shares of a Mercantile Fund will be credited for the period from the original date of purchase of their Investor B Shares for purposes of determining the amount of CDSC, if any.

  Mercantile has adopted a Distribution and Services Plan for Investor B Shares pursuant to which the Investor B Shares of each Mercantile Fund pay fees to (i) Mercantile's distributor or other persons for distribution services and related expenses and (ii) to Service Organizations for shareholder administrative services provided to the holders of Investor B Shares. Distribution services and expenses include compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature and with printing and mailing the Mercantile Funds' prospectuses and statements of additional information (except those used for regulatory purposes or distributed to existing shareholders). Shareholder administrative services include providing information to customers showing their position in Investor B Shares providing sub-accounting with respect to Investor B Shares owned by customers, and establishing and maintaining accounts and records. Under the Distribution and Services Plan for Investor B Shares, payments by a Mercantile Fund for distribution services and expenses may not exceed 0.75% (annualized) of the average daily net asset value of such Mercantile Fund's Investor B Shares and payments by a Mercantile Fund for shareholder administrative services may not exceed 0.25% (annualized) of the average daily net asset value of such Mercantile Fund's outstanding Investor B Shares.

  Institutional Shares. Each Mercantile Fund, except the Mercantile Tax-Exempt Money Market Portfolio, Mercantile Conning Money Market Portfolio, Mercantile Short-Intermediate Municipal Portfolio, Mercantile Missouri Tax-Exempt Bond Portfolio and Mercantile National Municipal Bond Portfolio, offers Institutional Shares. Institutional Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

  Mercantile has adopted an Administrative Services Plan for Institutional Shares pursuant to which the Institutional Shares of each Mercantile Fund pay Service Organizations for shareholder administrative services provided to their customers who own Institutional Shares. Shareholder administrative services include providing information to customers showing their position in Institutional Shares, providing sub-accounting with respect to Institutional Shares owned by customers, and establishing and maintaining accounts and records. Under the Administrative Services Plan for Institutional Shares, payments by a Mercantile Fund for shareholder administrative services may not exceed 0.30% (0.25% for the Mercantile Money Market Funds) (annualized) of the average daily net asset value of such Mercantile Fund's outstanding Institutional Shares owned by customers of Service Organizations.

  Trust Shares. Each Mercantile Fund, except the Mercantile Conning Money Market Portfolio, offers Trust Shares. Trust Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

  Mercantile has adopted an Administrative Services Plan for Trust Shares pursuant to which the Trust Shares of each Mercantile Fund pay Service Organizations for shareholder administrative services provided to their customers who own Trust Shares. Shareholder administrative services include providing information to customers showing their position in Trust Shares, providing sub-accounting with respect to Trust Shares owned by customers, and establishing and maintaining accounts and records. Under the Administrative Services Plan for Trust Shares, payments by a Mercantile Fund for shareholder administrative services may not exceed 0.30% (0.25% for the Mercantile Money Market Funds) (annualized) of the average daily net asset value of such Mercantile Fund's outstanding Trust Shares owned by customers of Service Organizations.

  Trust II Shares. The Mercantile Treasury Money Market Portfolio, Mercantile Money Market Portfolio and Mercantile Tax-Exempt Money Market Portfolio offer Trust II Shares. Trust II Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption. Trust II Shares are not subject to any distribution or shareholder servicing fees.

  Shares of the Mercantile Conning Money Market Portfolio. Shares of the Mercantile Conning Money Market Portfolio are sold at net asset value without the imposition of a front-end sales charge at the time of purchase or a CDSC at the time of redemption.

  Mercantile has adopted a Shareholder Services Plan with respect to the Mercantile Conning Money Market Portfolio pursuant to which the Portfolio pays Service Organizations for shareholder liaison and/or administrative support services provided to their customers who own shares of the Portfolio. Shareholder liaison services means personal services for shareholders and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts. Administrative support services include providing sub-accounting services, processing dividend payments and forwarding shareholder communications. Under the Shareholder Services Plan, payments by the Portfolio for shareholder liaison services and administrative support services may not exceed 0.25% (annualized) and 0.50% (annualized), respectively, of the Portfolio's average daily net assets.

  Sales Load, Distribution and Shareholder Servicing Arrangements for Firstar.

  Retail A Shares. Each Firstar Fund, except the Firstar Conning Money Market Fund, offers Retail A Shares. Retail A Shares of each Firstar Fund, except the Firstar U.S. Treasury Money Market Fund, Firstar Money Market Fund and Firstar Tax-Exempt Money Market Fund, charge a front-end sales load at the time of purchase. The maximum front-end sales load charged for each Firstar Fund's Retail A Shares is set forth below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Mercantile Funds." Sales load reduction and waiver categories, which differ in certain respects from those applicable to Investor A Shares of the Corresponding Mercantile Funds, are described below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Mercantile Funds."

  Firstar has adopted a Distribution and Service Plan for Retail A Shares of the Firstar Funds. Firstar also has adopted a Service Plan for Retail A Shares of the Firstar Funds. Under each of these Plans, Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail A Shares covered by their respective agreements for distribution and/or shareholder support services, as the case may be. Fees under both Plans with respect to a particular Fund will not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Firstar Funds do not intend to pay distribution (12b-1) fees with respect to Retail A Shares during the current fiscal year. Shareholder support services provided under the Plans may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Retail A Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Retail B Shares. Each Firstar Fund, except the Firstar Money Market Funds, offers Retail B Shares. Retail B Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase. However, there is a maximum 5% CDSC assessed on Retail B Shares that are redeemed within one year of purchase, declining to 1% in the sixth year and eliminated thereafter. Retail B Shares of a Firstar Fund automatically convert to Retail A Shares of the same Fund six years after purchase. Retail B Shares of the Firstar Funds received in exchange for Investor B Shares of the Mercantile Funds will be subject to the CDSC. In all cases, former holders of Investor B Shares of the Mercantile Funds will be credited for the period from the original date of purchase of their Investor B Shares for the purpose of determining the amount of CDSC, if any.

  Firstar has adopted a Distribution and Service Plan for Retail B Shares pursuant to which (i) Firstar's distributor is entitled to receive fees from a Firstar Fund at an annual rate of up to 0.75% of the average daily net asset value of the Retail B Shares for distribution services with respect to the Retail B Shares, and (ii) Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail B Shares covered by their agreements for shareholder liaison services. Shareholder liaison services may include responding to customers' inquiries and providing information on their investments, and other personal and account maintenance services within NASD Rules.

  Firstar has adopted a Service Plan for Retail B Shares pursuant to which Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail B Shares covered by their agreements for shareholder support services. Shareholder support services provided under the Plan may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Retail B Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Institutional Shares. Each Firstar Fund, except the Firstar Money Market Fund and Firstar Conning Money Market Fund, offers Institutional Shares. Institutional Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

  Firstar has adopted a Service Plan for Institutional Shares of the Firstar U.S. Treasury Money Market Fund and Firstar Tax-Exempt Money Market Fund pursuant to which Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Institutional Shares covered by their agreements for shareholder support services. Shareholder support services may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Institutional Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Class Y Shares. Each Firstar Fund, except the Firstar Money Market Funds, offers Class Y Shares. Class Y Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

  Firstar has adopted a Service Plan for Class Y Shares pursuant to which Service Organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class Y Shares covered by their agreements for shareholder support services. Shareholder support services may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Class Y Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Shares of the Firstar Conning Money Market Fund. Shares of the Firstar Conning Money Market Fund are sold at net asset value without the imposition of a front-end sales charge at the time of purchase or a CDSC at the time of redemption.

  Firstar has adopted a Shareholder Services Plan with respect to the Firstar Conning Money Market Fund pursuant to which the Fund pays Service Organizations for shareholder liaison and/or administrative support services provided to their customers who own shares of the Fund. Shareholder liaison services means personal services for shareholders and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts. Administrative support services include providing sub-accounting services, processing dividend payments and forwarding shareholder communications. Under the Shareholder Services Plan, payments by the Fund for shareholder liaison and/or administrative support services may not exceed an annual rate of 0.25% and 0.50%, respectively, of the Fund's average daily net assets.

  Administration Agreements. Mercantile has entered into a Co-Administration Agreement with FMFS and BISYS Fund Services Ohio, Inc. ("BISYS"). Under the Co-Administration Agreement, FMFS and BISYS have agreed to provide various administrative, accounting and corporate secretarial services to the Mercantile Funds. For services provided, FMFS and BISYS jointly receive a fee, computed daily and payable monthly, with respect to each Mercantile Fund at the annual rate of 0.20% (0.10% for the Mercantile Tax-Exempt Money Market Portfolio) of the average daily net assets of each Fund.

  Firstar has entered into an Administration Agreement with FMFS. Under the Administration Agreement, FMFS provides various administrative, accounting and corporate secretarial services to the Firstar Funds. FMFS is entitled to receive a fee for its administrative services, computed daily and payable monthly, at the annual rate of 0.125% of Firstar's first $2 billion of average aggregate daily net assets, plus 0.10% of Firstar's average aggregate daily net assets in excess of $2 billion.

  Shareholder Transactions and Policies. The Mercantile Funds and the Corresponding Firstar Funds offer generally similar shareholder transactions and policies. There are, however, some differences. For example, the minimum account balance for the Mercantile Funds, other than the Mercantile Conning Money Market Portfolio, is $500 while the minimum account balance for the Firstar Funds is $1,000. Also, while there is no minimum amount for share exchanges of the Mercantile Funds, there is a $1,000 minimum amount for share exchanges of the Firstar Funds. Additionally, holders of Investor A Shares and Investor B Shares of the Mercantile Funds are able to participate in a payroll deduction program whereas the Firstar Funds do not offer a similar program. The Firstar Funds, unlike the Mercantile Funds, offer a wide range of individual retirement accounts ("IRAs"), including Traditional IRAs and Roth IRAs, as well as simplified tax-favored retirement plans for employees of small employers and Simplified Employee Pension plans. There is also a difference in the frequency of dividends for some of the Mercantile Funds and the Corresponding Firstar Funds. The following section contains a more detailed comparison of shareholder transactions and policies.

  Shareholder Transactions and Services of the Firstar Funds and the Corresponding Mercantile Funds. This section compares the shareholder transactions and services of the Firstar Funds and their Corresponding Mercantile Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Mercantile Funds and the Firstar Funds which are incorporated by reference into this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.

A. Sales Charges, Reduction of Sales Charges and Exemptions

  Trust, Trust II and Institutional Shares of the Mercantile Funds are sold at their net asset value with no front-end or contingent deferred sales charge. Shares of the Mercantile Conning Money Market Portfolio are also sold at their net asset value with no front-end or contingent deferred sales charge.

  Institutional Shares and Class Y Shares of the Firstar Funds and shares of the Firstar Conning Money Market Fund are offered at their net asset value per share with no front-end or contingent deferred sales charges.

  Investor A Shares of Mercantile's Money Market Funds and Retail A Shares of Firstar's Money Market Funds are sold at their net asset value without a sales charge. Investor A Shares of the Mercantile Non-Money Market Funds and Retail A Shares of the Firstar Non-Money Market Funds are sold at the Fund's net asset value per share, plus an applicable front-end sales charge. There is a maximum sales charge of 5.50% of the offering price per share on Investor A Shares of Mercantile's Equity Funds and on Retail A Shares of Firstar's Equity Funds. There is a maximum sales charge of 4.00% of the offering price per share on Investor A Shares of Mercantile's Bond Funds and on Retail A Shares of Firstar's Bond Funds. Sales charges on Mercantile's Equity and Bond Funds and Firstar's Equity and Bond Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:

                            Sales Charge as a       Sales Charge as a              Dealer
   Amount of                  Percentage of           Percentage of      Reallowance as a Percentage
  Transaction                Offering Price          Net Asset Value          of Offering Price
  at Offering            ----------------------- ----------------------- -------------------------------
     Price               Equity Funds Bond Funds Equity Funds Bond Funds  Equity Funds      Bond Funds
  -----------            ------------ ---------- ------------ ---------- --------------    -------------
Less than $50,000.......    5.50%       4.00%       5.82%       4.17%               5.00%            3.75%
$50,000 To $99,999......    4.50%       3.50%       4.71%       3.63%               4.00%            3.25%
$100,000 to $249,999....    3.50%       3.00%       3.63%       3.09%               3.00%            2.75%
$250,000 to $499,999....    2.50%       2.50%       2.56%       2.56%               2.00%            2.25%
$500,000 to $999,999....    2.00%       2.00%       2.04%       2.04%               1.50%            1.75%
$1,000,000 and above....    0.50%       0.50%       0.50%       0.50%               0.40%            0.40%

  The public offering price for Investor B Shares of Mercantile's Money Market Portfolio and Equity and Bond Funds and Retail B Shares of Firstar's Equity and Bond Funds is the net asset value of such shares purchased. Although investors pay no front-end sales charge on purchases of Mercantile's Investor B Shares and Firstar's Retail B Shares, such shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. After six years, Mercantile's Investor B Shares and Firstar's Retail B Shares will convert to Investor A Shares and Retail A Shares, respectively.

                                                           Contingent Deferred
                                                               Sales Charge
                                                          (as % of dollar amount
Number of Years Elapsed Since Purchase                    subject to the charge)
--------------------------------------                    ----------------------
Less than one............................................         5.00%
At least one but less than two...........................         4.00%
At least two but less than three.........................         3.00%
At least three but less than four........................         3.00%
At least four but less than five.........................         2.00%
At least five but less than six..........................         1.00%
At least six.............................................          None

  The sales charge on Mercantile Investor A Shares and Firstar Retail A Shares may be reduced through:

1) Rights of Accumulation

  a.Mercantile Investor A Shares

    In calculating the appropriate sales charge rate, this right allows investors to add the value of the Investor A Shares of the Non-Money Market Funds they already own, as well as the value of any existing Retail A or Class A Shares of any other fund in the Firstar family of funds, to the amount they are currently purchasing.

  b.Firstar Retail A Shares

    In calculating the appropriate sales charge rate, the right allows investors to add the value of the Retail A Shares of the Non-Money Market Funds they already own, as well as the value of any existing Investor A or Class A Shares of any other fund in the Firstar family of funds, to the amount they are currently purchasing.

2) Letter of Intent

  a.Mercantile Investor A Shares

    An investor can purchase Investor A Shares of any Mercantile Non-Money Market Fund or Retail A or Class A Shares of any fund in the Firstar family of funds that charges a sales load over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at once. Mercantile's transfer agent will hold in escrow 5% of the investor's total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received.

  b.Firstar Retail A Shares

    An investor can purchase Retail A Shares of any Firstar Non-Money Market Fund or Investor A or Class A Shares of any fund in the Firstar family of funds that charges a sales load over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at once. The investor may obtain the reduced sales charge by means of a written Letter of Intent which expresses a non-binding commitment to invest in the aggregate $100,000 or more in Firstar Non-Money Market Fund Retail A Shares or Investor A or Class A Shares of any fund in the Firstar family of funds. The transfer agent will hold in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an Investor does not purchase the full amount indicated in the Letter of Intent.

3)Quantity Discounts

  a.Mercantile Investor A Shares

    As the dollar amount of an investor's purchase increases, the sales charge may decrease (see the table above). In addition, Mercantile will combine purchases made on the same day by the investor and the investor's immediate family members when calculating the applicable sales charge.

  b.Firstar Retail A Shares

    As the dollar amount of an investor's purchase increases, their sales charge may decrease (see the table above). For purposes of applying the Rights of Accumulation and Letter of Intent privileges, the sales charge schedule applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account, or the aggregate investments of a trustee or other fiduciary or IRA for the benefit of the persons listed below (See "Waivers--Mercantile Investor A Shares and Firstar Retail A Shares").

4)Reinvestment Privilege

  a.Mercantile Investor A Shares

    Mercantile investors can reinvest some or all of the money that they receive when they sell Investor A Shares of a Mercantile Fund in Investor A Shares of any other Mercantile Fund or in shares of any other fund in the Firstar family of funds within 60 days without paying a sales charge. An investor must notify Mercantile's transfer agent at the time of reinvestment that the investor qualifies for this privilege.

  b.Firstar Retail A Shares

    If you sell shares of a Firstar Fund or of any fund in the Firstar family of funds, you may reinvest some or all of the proceeds in Retail A Shares of any Firstar Fund within 60 days without a sales charge, as long as the investor notifies the transfer agent or shareholder organization at the time of the investor's reinvestment.

5)Waivers--Mercantile Investor A Shares and Firstar Retail A Shares

    No sales charge will be assessed on purchases of Mercantile Investor A Shares and Firstar Retail A Shares made by:

                  Mercantile                                Firstar
                  ----------                                -------
   (1) an officer or director of            (1) an employee, director, retiree or
       Mercantile (or an immediate family       registered representative of
       member of any such individual);          Firstar Corporation or its
                                                affiliates or of Firstar Funds,
                                                Inc. or a spouse, parent, in-law,
                                                sibling or child of such an
                                                individual;


                  Mercantile                                Firstar
                  ----------                                -------
   (2) a broker, dealer or agent who has a  (2) an investor that purchases through
       sales agreement with Mercantile's        certain broker-dealers who have
       distributor (or an employee or           agreed to provide certain services
       immediate family member of any such      with respect to shares of the
       individual);                             Firstar Funds, including Charles
                                                Schwab Mutual Fund Marketplace(R);

   (3) an investor who buys shares with     (3) an investor that takes part in an
       the proceeds of Trust Shares or          employer-sponsored qualified
       Institutional Shares of a                retirement plan administered by
       Mercantile Fund redeemed in              Firstar with assets of less than $1
       connection with a rollover of            million at the time Firstar begins
       benefits paid by a qualified             plan administration, provided such
       retirement or employee benefit plan      administration commenced on or
       or a distribution on behalf of any       after June 18, 1999;
       other qualified account
       administered by Firstar Bank, N.A.
       or its affiliates or correspondents
       within 60 days of receipt of such
       payment;

   (4) an investor who buys shares by       (4) an investor making purchases for
       reinvesting dividends and capital        his or her medical savings account
       gains distributions;                     for which Firstar Corporation or an
                                                affiliate serves in a custodial
                                                capacity;

   (5) a director, a current or retired     (5) an investor making purchases
       employee or a participant in an          through certain external
       employee benefit or retirement plan      organizations that have entered
       of Firstar Corporation or                into a service agreement with
       Mercantile's distributor or any of       Firstar or its affiliates.
       their affiliates (or an immediate
       family member of any such
       individual);

   (6) an investor who buys shares
       pursuant to a wrap-free program
       offered by a broker-dealer or other
       financial institution;

   (7) an investor who buys shares through
       a payroll deduction program;

   (8) an employee of any sub-adviser to
       Mercantile;

   (9) an investor who holds a
       Southwestern Bell VISA card
       formerly issued by Mercantile Bank
       of Southern Illinois, N.A. and
       participated in Mercantile's
       Automatic Investment Program;

   (10) an investor who exchanges Trust
        Shares of a Mercantile Fund
        received from the distribution of
        assets held in a qualified trust,
        agency or custodian account with
        Firstar Bank, N.A. or any of its
        affiliates or correspondents; and

   (11) another investment company
        distributed by Mercantile's
        distributor or its affiliates.

6)Waivers--Mercantile Investor B Shares and Firstar Retail B Shares

  When Mercantile Investor B Shares and Firstar Retail B Shares are redeemed, shares that are not subject to a contingent deferred sales charge are redeemed first, followed by the shares that have been held the longest. A contingent deferred sales charge will not be assessed on either Investor B Shares or Retail B Shares purchased through reinvestment of dividends or capital gains distributions. Contingent deferred sales charges for Mercantile's Investor B Shares and Firstar's Retail B Shares are also waived for the following reasons:

                  Mercantile                                Firstar
                  ----------                                -------
   (1) the shares were purchased through    (1) certain exchanges of Firstar shares
       an exchange of Investor B Shares of      described below;
       another Mercantile Fund;

   (2) the redemption represents a          (2) the redemption is in connection
       distribution from a qualified            with shares sold for certain
       retirement plan under Section            retirement distributions or because
       403(b)(7) of the Internal Revenue        of disability or death;
       Code, due to death, disability or
       the attainment of a specified age;

   (3) the account falls below the          (3) the redemption is effected pursuant
       Mercantile Fund's minimum account        to Firstar's right to liquidate a
       size and Mercantile liquidates the       shareholder's account if the
       account;                                 aggregate net asset value of Retail
                                                B Shares held in the account is
                                                less than Firstar's minimum account
                                                balance;

   (4) the redemption results from a tax-   (4) the redemption results from certain
       free return of an excess                 tax-free returns from IRAs of
       contribution, pursuant to Section        excess contributions;
       408(d)(4) or (5) of the Internal
       Revenue Code;

   (5) the investor participates in the     (5) the redemption is made pursuant to
       Systematic Withdrawal Plan and           the Systematic Withdrawal Plan
       annual withdrawals do not exceed         (discussed below);
       12% of the investor's account
       value; and

   (6) the redemption is in connection      (6) the redemption is in connection
       with the death or disability of the      with the combination of a Firstar
       shareholder.                             Fund with any other investment
                                                company registered under the 1940
                                                Act by merger, acquisition of
                                                assets, or by any other
                                                transaction; and

                                            (7) the redemption is in connection
                                                with required (or, in some cases,
                                                discretionary) distributions to
                                                participants or beneficiaries of an
                                                employee pension, profit sharing or
                                                other trust or qualified retirement
                                                or Keogh plan, individual
                                                retirement account or custodial
                                                account maintained pursuant to
                                                Section 403(b)(7) of the Internal
                                                Revenue Code due to death,
                                                disability or the attainment of a
                                                specified age.

B.Purchase Policies

  The following chart compares the existing purchase policies of the Mercantile Funds and the Firstar Funds.

                           Mercantile Funds:                Firstar Funds:
                         Institutional Shares               Class Y Shares
                         --------------------               --------------
Minimum Initial     Mercantile does not have any    No minimum investment.
 Investment         minimum investment requirement
                    but the customer's financial
                    institution may do so.

                           Mercantile Funds:
                       Investor A and Investor B            Firstar Funds:
                                Shares               Retail A and Retail B Shares
                       -------------------------     ----------------------------
Minimum Initial     $1,000 for a regular account;   $1,000 (waived if you
 Investment         no minimum investment if the    participate in the Periodic
                    shareholder participates in a   Investment Plan)
                    sweep program or wrap fee
                    program through the
                    shareholder's financial
                    institution or the Payroll
                    Deduction Program; $5,000 for
                    the ConvertiFund program; and
                    $50 for the Periodic Investment
                    Plan.

                           Mercantile Funds:                Firstar Funds:
                       Trust and Trust II Shares         Institutional Shares
                       -------------------------         --------------------
Minimum Initial     Mercantile does not have any    No minimum investment.
 Investment         minimum investment requirement
                    but the customer's financial
                    institution may do so.

                          Mercantile Conning                Firstar Conning
                        Money Market Portfolio             Money Market Fund
                        ----------------------             -----------------
Minimum Initial     Mercantile does not have any    Firstar does not have any
 Investment         minimum investment requirement  minimum investment requirement
                    but the customer's financial    but the customer's financial
                    institution may do so.          institution may do so.

                           Mercantile Funds:                Firstar Funds:
                         Institutional Shares               Class Y Shares
                         --------------------               --------------
Minimum Subsequent  Mercantile does not have any    None.
 Investments        minimum subsequent investment
                    requirement but the customer's
                    financial institution may do
                    so.

                           Mercantile Funds:
                       Investor A and Investor B            Firstar Funds:
                                Shares               Retail A and Retail B Shares
                       -------------------------     ----------------------------
Minimum Subsequent  $50 for a regular account; none $50
 Investments        if investor participates in a
                    sweep program or wrap fee
                    program through shareholder's
                    financial institution; $25 for
                    the Payroll Deduction Program;
                    $1,000 minimum account balance
                    for the ConvertiFund program;
                    and $50 for the Periodic
                    Investment Plan.

                           Mercantile Funds:                  Firstar Funds:
                       Trust and Trust II Shares           Institutional Shares
                       -------------------------           --------------------
Minimum Subsequent  Mercantile does not have any     None.
 Investment         minimum subsequent investment
                    requirement but the customer's
                    financial institution may do so.

                           Mercantile Conning                Firstar Conning
                         Money Market Portfolio             Money Market Fund
                         ----------------------             -----------------
Minimum Subsequent  Mercantile does not have any     Firstar does not have any
 Investments        minimum subsequent investment    minimum subsequent investment
                    requirement but the customer's   requirement but the customer's
                    financial institution may do so. financial institution may do so.

                           Mercantile Funds:                  Firstar Funds:
                          Institutional Shares                Class Y Shares
                          --------------------                --------------
Purchase Methods    Follow established procedures of Purchases are effected pursuant
                    customer's financial             to a customer's account at
                    institution.                     Firstar Bank, N.A. Trust
                                                     Department or at another chosen
                                                     institution or broker-dealer
                                                     pursuant to procedures
                                                     established in connection with
                                                     the requirements of the account.
                                                     Institutions and broker-dealers
                                                     purchasing shares on behalf of
                                                     their Customers may do so by
                                                     mail or by wire.

                           Mercantile Funds:                  Firstar Funds:
                    Investor A and Investor B Shares   Retail A and Retail B Shares
                    --------------------------------   ----------------------------
Purchase Methods    Through a financial institution  Through a shareholder
                    that has a servicing agreement   organization; by mail;
                    with the Fund; through a broker- automatically through the
                    dealer organization;             Periodic Investment Plan and
                    automatically through the        ConvertiFund account; by wire;
                    Periodic Investment Plan,        and by Internet (except for
                    Payroll Deduction Program, and   initial purchases).
                    the ConvertiFund account;
                    directly from the Fund by mail;
                    by telephone; and by Internet
                    (except for initial purchases).

                           Mercantile Funds:                  Firstar Funds:
                       Trust and Trust II Shares           Institutional Shares
                       -------------------------           --------------------
Purchase Methods    Follow established procedures of Purchases are effected pursuant
                    customer's financial             to a customer's account at
                    institution.                     Firstar Bank, N.A. Trust
                                                     Department or at another chosen
                                                     institution or broker-dealer
                                                     pursuant to procedures
                                                     established in connection with
                                                     the requirements of the account.
                                                     Institutions and broker-dealers
                                                     purchasing shares on behalf of
                                                     their customers may do so by
                                                     mail or wire.

                           Mercantile Conning                Firstar Conning
                         Money Market Portfolio             Money Market Fund
                         ----------------------             -----------------
Purchase Methods    Follow established procedures of Follow established procedures of
                    customer's financial             customer's financial
                    institution.                     institution.

C.Redemption Procedures

                                 Mercantile Funds:                 Firstar Funds:
                               Institutional Shares                Class Y Shares
                               --------------------                --------------
Through a broker-dealer,  Yes                              Yes
 other financial
 organization, or
 shareholder
 organization

By mail; telephone;       Follow established procedures    Follow established procedures
 wire; or Internet        of customer's financial          of customer's financial
                          institution.                     institution.

By Systematic Withdrawal  No                               No
 Plan

Checkwriting feature      No                               No

                                 Mercantile Funds:
                             Investor A and Investor B             Firstar Funds:
                                      Shares                Retail A and Retail B Shares
                             -------------------------      ----------------------------
Through a broker-dealer,  Yes                              Yes
 other financial
 organization, or
 shareholder
 organization

By mail                   Yes (a signature guarantee may   Yes (a signature guarantee may
                          be required)                     be required)

By telephone              Yes                              Yes (minimum $500)

By wire                   No                               No

By Systematic Withdrawal  Yes ($10,000 account minimum     Yes ($5,000 account minimum and
 Plan                     and $50 minimum per transaction  $50 minimum per transaction).
                          monthly, quarterly, semi-
                          annually or annually) and a
                          signature guarantee is
                          required.

By Internet               Yes (maximum redemption amount   Yes (maximum redemption amount
                          for Internet redemptions is      for Internet redemptions is
                          $25,000)                         $25,000)

                                 Mercantile Funds:
                             Investor A and Investor B             Firstar Funds:
                                      Shares                Retail A and Retail B Shares
                             -------------------------      ----------------------------
Checkwriting feature      Yes ($250 minimum and available  Yes for Retail A Shares ($250 for the Money Market Funds only) minimum and available for the
                                                           Money Market Funds only)

                                 Mercantile Funds:                 Firstar Funds:
                             Trust and Trust II Shares          Institutional Shares
                             -------------------------          --------------------
Through a broker-dealer,  Yes                              Yes
 other financial
 organization, or
 shareholder
 organization

By mail; telephone;       Follow established procedures    Follow established procedures
 wire; or Internet        of customer's financial          of customer's financial
                          institution.                     institution.

By Systematic Withdrawal  No                               No
 Plan

Checkwriting feature      No                               Yes ($250 minimum and available
                                                           for the Money Market Funds
                                                           only)

                                Mercantile Conning                Firstar Conning
                              Money Market Portfolio             Money Market Fund
                              ----------------------             -----------------

Through a broker-dealer,  Yes                             Yes
 other financial
 organization, or
 shareholder
 organization

By mail; telephone;       Follow established procedures   Follow established procedures
 wire; or Internet        of customer's financial         of customer's financial
                          institution.                    institution.

By Systematic Withdrawal  No                              No
 Plan

Checkwriting feature      No                              No

  Each of the Mercantile Funds, other than the Mercantile Conning Money Market Portfolio, may redeem Investor A, Investor B, Institutional, Trust and Trust II Shares, as applicable, if a shareholder's account with Mercantile drops below $500 as a result of selling or exchanging shares. In such event, the shareholder will be given 60 days to re-establish the minimum balance or the account will be closed.

  Each of the Firstar Funds, other than the Firstar Conning Money Market Fund, may redeem Retail A, Retail B, Institutional and Class Y Shares, as applicable, if the balance in a shareholder's account falls below $1,000 as a result of selling or exchanging shares. In such event, Firstar will provide shareholders with 60 days' written notice of such fact and an opportunity to raise the account balance prior to any redemption.

D.Share Exchanges

                                 Mercantile Funds:
                             Investor A and Investor B            Firstar Funds:
                                      Shares               Retail A and Retail B Shares
                             -------------------------     ----------------------------
Through a broker-dealer   Yes                             Yes
 or other financial
 organization

By mail                   Yes                             Yes

By telephone              Yes (if this privilege was      Yes (privilege automatically
                          elected on account application) applies to all shareholders)

Through ConvertiFund      Yes, minimum initial purchase   Yes
                          of $5,000 and maintain a
                          minimum account balance of
                          $1,000.

Minimum                   None, except as described above $1,000
                          under ConvertiFund.

                                 Mercantile Funds:                Firstar Funds:
                               Institutional Shares               Class Y Shares
                               --------------------               --------------
Through a broker-dealer,  Yes                             Yes
 other financial
 organization, or
 shareholder
 organization

By mail/By telephone      Follow established procedures   Follow established procedures
                          of customer's financial         of customer's financial
                          institution.                    institution.

Minimum                   Follow established procedures   $1,000
                          of customer's financial
                          institution.

                                Mercantile Funds:              Firstar Funds:
                            Trust and Trust II Shares       Institutional Shares
                            -------------------------       --------------------
Through a broker-dealer,  Yes                           Yes
 other financial
 organization, or
 shareholder
 organization

By mail/By telephone      Follow established            Follow established
                          procedures of customer's      procedures of customer's
                          financial institution.        financial institution.

Minimum                   Follow established            $1,000
                          procedures of customer's
                          financial institution.

                               Mercantile Conning              Firstar Conning
                             Money Market Portfolio           Money Market Fund
                             ----------------------           -----------------

Through a broker-dealer,  No exchange privilege         No exchange privilege
 other financial
 organization, or
 shareholder
 organization

  More Information about Exchanging Shares

  Firstar Funds

  Generally, any share class of a Firstar Fund is exchangeable for the same share class of another Firstar Fund, provided you are eligible to purchase that share class or Fund at the time of the exchange. Listed below are permitted exchanges between different share classes of the Funds:

  . Retail B Shares of a Non-Money Market Fund may be exchanged for Retail A Shares of a Money Market Fund (except Retail B Shares are not exchangeable for any shares of the Institutional Money Market Fund).

  . Class Y Shares of a Non-Money Market Fund are exchangeable for Institutional Shares of a Money Market Fund.

  Unless you qualify for a sales charge exemption, an initial sales charge will be imposed on the exchange if the shares of the Fund being acquired have an initial sales charge and the shares being redeemed were purchased without a sales charge. Retail B Shares acquired in an exchange and Retail A Shares of a Money Market Fund acquired in an exchange of Retail B Shares will be subject to a contingent deferred sales charge upon redemption. For purposes of computing the contingent deferred sales charge, the length of time of ownership will be measured from the date of the original purchase of Retail B Shares.

  Mercantile Funds

  Trust Shares of one Fund may be exchanged for Trust Shares of another Fund. Trust II Shares of one Money Market Fund may be exchanged for Trust II Shares of another Money Market Fund. An investor may be able to exchange Trust Shares of one Fund for Investor A Shares of the same Fund if it involves the distribution of assets from certain types of accounts held at Firstar Bank, N.A. or any of its affiliates. Trust and Trust II Shares may also be exchanged for shares of corresponding classes of the Firstar Funds and the Stellar Funds.

  Institutional Shares of one Mercantile Fund may be exchanged for Institutional Shares of another Mercantile Fund. Institutional Shares of a Mercantile Fund may also be exchanged for Class Y Shares of the Firstar Funds and the Stellar Funds.

  Investor A Shares of one Mercantile Fund may be exchanged for Investor A Shares of another Mercantile Fund or in certain limited circumstances, Trust or Institutional Shares. When exchanging Investor A Shares of a Mercantile Fund that has no sales charge or a lower sales charge for Investor A Shares of a Mercantile Fund with a higher sales charge, the shareholder will pay the difference. Investor A Shares may also be exchanged for shares of corresponding classes of the Firstar Funds and the Stellar Funds.

  Investor B Shares of one Mercantile Fund may be exchanged for Investor B Shares of another Mercantile Fund without a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange. Investor B Shares may also be exchanged for shares of corresponding classes of the Firstar Funds and the Stellar Funds.

E.Pricing of Shares for each of the Mercantile Funds and Firstar Funds

  The price per share (the offering price) will be the net asset value per share ("NAV") next determined after a Fund receives your purchase order plus, in the case of Mercantile Investor A Shares and Firstar Retail A Shares, the applicable front-end sales charge.

  For processing purchase and redemption orders, the NAV per share of each of the Mercantile Funds and Firstar Funds is calculated each business day at the following times:

   Time of
 Calculation           Mercantile Funds                 Firstar Funds
 -----------           ----------------                 -------------
11:00 a.m. CST  Treasury Money Market Portfolio
     and        (order must be received by
3:00 p.m. CST   11:00 a.m.)
                Money Market Portfolio
                (order must be received by
                2:00 p.m.)
                Tax-Exempt Money Market
                Portfolio
                (order must be received by
                11:00 a.m.)
                Conning Money Market Portfolio
                (order must be received by
                1:00 p.m.)

11:30 a.m. CST                                  Money Market Fund
     and                                        Tax-Exempt Money Market Fund
3:00 p.m. CST                                   Conning Money Market Fund

1:00 p.m. CST                                   U.S. Treasury Money Market
                                                Fund

3:00 p.m. CST   Equity and Bond Funds           Equity and Bond Funds

  The NAV for each of Mercantile's Equity Funds and Firstar's Equity and Bond Funds is determined on any day that the New York Stock Exchange (the "Exchange") is open for business. The NAV for each of Mercantile's Money Market and Bond Funds and Firstar's Money Market Funds is determined on any day that both the Exchange and the Federal Reserve Banks' Fedline System is open.

  An investor's order for the purchase of shares is priced at the next NAV calculated after the order is received. An investor's order for redemption of shares is priced at the next NAV calculated after the shares are properly tendered for redemption.

F.Dividends for each of the Mercantile Fund and Firstar Funds are declared and paid as follows:

                               Dividend
                               Declared/
Mercantile Fund                  Paid
---------------                ---------
Treasury Money Market
 Portfolio....................    D/M
Money Market Portfolio........    D/M
Tax-Exempt Money Market
 Portfolio....................    D/M
Conning Money Market
 Portfolio....................    D/M
U.S. Government Securities
 Portfolio....................    D/M
Intermediate Corporate Bond
 Portfolio....................    D/M
Bond Index Portfolio..........    D/M
Government & Corporate Bond
 Portfolio....................    D/M
Short-Intermediate Municipal
 Portfolio....................    D/M
Missouri Tax-Exempt Bond
 Portfolio....................    D/M
National Municipal Bond
 Portfolio....................    D/M
Balanced Portfolio............    M/M
Equity Income Portfolio.......    M/M
Equity Index Portfolio........    M/M
Growth & Income Equity
 Portfolio....................    M/M
Growth Equity Portfolio.......    M/M
Small Cap Equity Portfolio....    Q/Q
Small Cap Equity Index
 Portfolio....................    Q/Q
International Equity
 Portfolio....................    Q/Q

                                Dividend
                                Declared/
Firstar Fund                      Paid
------------                    ---------
U.S. Treasury Money Market
 Fund.........................     D/M
Money Market Fund.............     D/M
Tax-Exempt Money Market Fund..     D/M
Conning Money Market Fund.....     D/M
U.S. Government Income Fund...     M/M
Intermediate Bond Market
 Fund.........................     M/M
Aggregate Bond Fund...........     M/M


Tax-Exempt Intermediate Bond
 Fund.........................     M/M
Missouri Tax-Exempt Bond
 Fund.........................     M/M
National Municipal Bond Fund..     M/M
Balanced Growth Fund..........     Q/Q
Equity Income Fund............     M/M
Equity Index Fund.............     Q/Q
Growth and Income Fund........     Q/Q
Growth Fund...................     A/A
Emerging Growth Fund..........     A/A
Small Cap Index Fund..........     Q/Q
Core International Equity
 Fund.........................     A/A

D/M= Daily/Monthly
M/M = Monthly/Monthly
Q/Q= Quarterly/Quarterly
A/A= Annually/Annually

  Each Mercantile Fund and each Firstar Fund distributes its net capital gains to shareholders at least annually.

  Fees and Expenses. Twelve of the eighteen Mercantile Funds that offer Investor A Shares, three of the eleven Mercantile Funds that offer Investor B Shares, eleven of the fourteen Mercantile Funds that offer Institutional Shares, seven of the eighteen Mercantile Funds that offer Trust Shares and none of the Mercantile Funds that offer Trust II Shares will have total operating expense ratios (after fee waivers and/or expense reimbursement) which are lower after the Reorganization.

  Two of the eighteen Mercantile Funds that offer Investor A Shares, three of the eleven Mercantile Funds that offer Investor B Shares, one of the fourteen Mercantile Funds that offer Institutional Shares, five of the eighteen Mercantile Funds that offer Trust Shares and none of the Mercantile Funds that offer Trust II Shares will have the same total operating expense ratios (after fee waivers and/or expense reimbursement) after the Reorganization.

  Four of the eighteen Mercantile Funds that offer Investor A Shares, five of the eleven Mercantile Funds that offer Investor B Shares, two of the fourteen Mercantile Funds that offer Institutional Shares, six of the eighteen Mercantile Funds that offer Trust Shares and all three of the Mercantile Funds that offer Trust II Shares will have total operating expense ratios (after fee waivers and/or expense reimbursement) which are higher after the Reorganization. Fee waivers, however, are subject to termination.

  The following tables (a) compare the fees and expenses as of April 30, 2000 for the Mercantile Funds and the Corresponding Firstar Funds and (b) show the estimated fees and expenses for the Corresponding Firstar

Funds on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. The Fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

  The Firstar Aggregate Bond Fund, Firstar U.S. Government Securities Fund, Firstar National Municipal Bond Fund, Firstar Missouri Tax-Exempt Bond Fund, Firstar Small Cap Index Fund, Firstar Equity Income Fund and Firstar Conning Money Market Fund are new investment portfolios with nominal assets and liabilities that will commence investment operations upon the completion of the Reorganization.

  FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001 total operating expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

 MERCANTILE TREASURY MONEY MARKET PORTFOLIO--TRUST SHARES, TRUST II SHARES AND
                             INSTITUTIONAL SHARES+

                FIRSTAR STELLAR TREASURY FUND--CLASS Y SHARES+

       FIRSTAR U.S. TREASURY MONEY MARKET FUND--INSTITUTIONAL SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Treasury Money Market Portfolio is as follows:

    Trust Shares--decrease .02%             Trust II Shares--increase .23%
  Institutional Shares--decrease           Investor A Shares--decrease .02%
               .02%

                                                                                            Firstar
                                                                         Firstar Stellar U.S. Treasury
                                         Mercantile                         Treasury     Money Market  Combined Fund
                              Treasury Money Market Portfolio                 Fund*          Fund        Pro Forma
                          ---------------------------------------------  --------------- ------------- -------------
                          Trust     Trust II   Institutional Investor A                  Institutional Institutional
                          Shares     Shares       Shares       Shares    Class Y Shares     Shares        Shares
                          ------    --------   ------------- ----------  --------------- ------------- -------------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None       None         None         None          None             ++          None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None         None         None          None             ++          None
Maximum Deferred Sales
 Load
 (as a percentage of the
 offering price or sales
 price, whichever is
 less)..................   None       None         None         None          None             ++          None
Redemption Fees.........   None       None         None         None          None             ++          None(2)
Exchange Fee............   None       None         None         None          None             ++          None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.40%(3)   0.40%(3)     0.40%(3)     0.40%(3)      0.50%            ++          0.44%
Distribution and Service
 (12b-1) Fees...........   None       None         None         0.25%         None             ++          None
Other Expenses (before
 waivers)(4)............   0.56%      0.31%        0.56%        0.31%         0.43%            ++          0.39%
                           ----       ----         ----         ----          ----                         ----
 Total Fund Operating
  Expenses (before
  waivers)(5)...........   0.96%      0.71%        0.96%        0.96%         0.93%            ++          0.83%
                           ====       ====         ====         ====          ====                         ====

-------
 + In the Reorganization, holders of each class of shares of the Mercantile Treasury Money Market Portfolio and holders of Class Y Shares of the Firstar Stellar Treasury Fund will each receive Institutional Shares of the Firstar U.S. Treasury Money Market Fund.
 * The Firstar Stellar Treasury Fund is expected to reorganize into the Firstar U.S. Treasury Money Market Fund contemporaneously with the Reorganization. The reorganization of the Firstar Stellar Treasury Fund into the Firstar U.S. Treasury Money Market Fund and the Reorganization of the Mercantile Treasury Money Market Portfolio into the Firstar U.S. Treasury Money Market Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Stellar Treasury Fund to reorganize into the Firstar U.S. Treasury Money Market Fund as expected will not affect the Reorganization of the Mercantile Treasury Money Market Portfolio into the Firstar U.S. Treasury Money Market Fund and will have no material affect on the above expense estimates.
 ++ Institutional Shares will not be issued until the applicable effective time of the Reorganization.
(1) It is expected that the Firstar U.S. Treasury Money Market Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Firstar Stellar Treasury Fund.
(2) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3)  Management Fees (after waivers) would be:

   Mercantile Treasury Money Market Portfolio....... 0.35%

(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     "Other Expenses" (after waivers) would be:

                              Trust  Trust II Institutional Investor A Class Y
                              Shares  Shares     Shares       Shares   Shares
                              ------ -------- ------------- ---------- -------
   Mercantile Treasury Money
    Market Portfolio........   0.46%   0.21%      0.46%        0.21%     --
   Firstar Stellar Treasury
    Fund....................    --      --         --           --      0.34%
   Combined Fund Pro Forma..    --      --        0.35%         --       --

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                              Trust  Trust II Institutional Investor A Class Y
                              Shares  Shares     Shares       Shares   Shares
                              ------ -------- ------------- ---------- -------
   Mercantile Treasury Money
    Market Portfolio........   0.81%   0.56%      0.81%        0.81%     --
   Firstar Stellar Treasury
    Fund....................    --      --         --           --      0.84%
   Combined Fund Pro Forma..    --      --        0.79%         --       --

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                                                     Firstar
                                                                  Firstar Stellar U.S. Treasury
                                        Mercantile                   Treasury     Money Market  Combined Fund
                             Treasury Money Market Portfolio           Fund           Fund        Pro Forma
                         ---------------------------------------- --------------- ------------- -------------
                         Trust  Trust II Institutional Investor A     Class Y     Institutional Institutional
                         Shares  Shares     Shares       Shares       Shares         Shares        Shares
                         ------ -------- ------------- ---------- --------------- ------------- -------------
1 year.................. $   98   $ 73      $   98       $   98       $   95           N/A         $   85
3 years................. $  306   $227      $  306       $  306       $  296           N/A         $  265
5 years................. $  531   $395      $  531       $  531       $  515           N/A         $  460
10 years................ $1,178   $883      $1,178       $1,178       $1,143           N/A         $1,025

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      MERCANTILE MONEY MARKET PORTFOLIO*

                           FIRSTAR MONEY MARKET FUND

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Money Market Portfolio is as follows:

    Trust Shares--decrease .01%             Trust II Shares--increase .24%
  Institutional Shares--decrease           Investor A Shares--decrease .01%
               .01%
 Investor B Shares--decrease .76%

                                                                                  Firstar
                                               Mercantile                       Money Market Combined Fund
                                         Money Market Portfolio                     Fund       Pro Forma
                          ----------------------------------------------------  ------------ -------------
                          Trust  Trust II+ Institutional Investor A Investor B    Retail A     Retail A
                          Shares  Shares      Shares       Shares     Shares       Shares       Shares
                          ------ --------- ------------- ---------- ----------  ------------ -------------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None    None        None         None       None         None         None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None    None        None         None       None         None         None
Maximum Deferred Sales
 Load
 (as a percentage of the
 offering price or sales
 price, whichever is
 less)..................   None    None        None         None       5.00%(1)     None         None
Redemption Fees.........   None    None        None         None       None         None(2)      None(2)
Exchange Fee............   None    None        None         None       None         None         None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)(3)............   0.40%   0.40%       0.40%        0.40%      0.40%        0.50%        0.50%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None    None        None         0.25%      1.00%        0.25%(4)     0.25%(4)
Other Expenses (before
 waivers)(5)............   0.55%   0.30%       0.55%        0.30%      0.30%        0.79%        0.51%
                           ----    ----        ----         ----       ----         ----         ----
 Total Fund Operating
  Expenses
  (before waivers)(6)...   0.95%   0.70%       0.95%        0.95%      1.70%        1.54%        1.26%
                           ====    ====        ====         ====       ====         ====         ====

-------
 * In the Reorganization, holders of each class of shares of the Mercantile Money Market Portfolio will receive Retail A Shares of the Firstar Money Market Fund.
 + It is expected that prior to the Reorganization certain shareholders for whom Firstar Bank, N.A. or its affiliates have investment discretion will have their Trust II Shares exchanged for shares of the Firstar Institutional Money Market Fund; however, this exchange may occur after the Reorganization with respect to certain shareholders.
(1) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares.
(2) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is a custodian.
(3)  Management Fees (after waivers) would be:

   Mercantile Money Market Portfolio................ 0.35%
   Firstar Money Market Fund........................ 0.18%
   Combined Fund Pro Forma.......................... 0.43%

(4)  Distribution and Service (12b-1) Fees (after waivers) would be:

   Firstar Money Market Fund........................ 0.03%
   Combined Fund Pro Forma.......................... 0.01%

(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                            Trust  Trust II Institutional Investor A Investor B Retail A
                            Shares  Shares     Shares       Shares     Shares    Shares
                            ------ -------- ------------- ---------- ---------- --------
   Mercantile Money Market
    Portfolio..............  0.45%   0.20%      0.45%        0.20%      0.20%      --
   Firstar Money Market
    Fund...................   --      --         --           --         --       0.54%
   Combined Fund Pro
    Forma..................   --      --         --           --         --       0.35%

(6) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                            Trust  Trust II Institutional Investor A Investor B Retail A
                            Shares  Shares     Shares       Shares     Shares    Shares
                            ------ -------- ------------- ---------- ---------- --------
   Mercantile Money Market
    Portfolio..............  0.80%   0.55%      0.80%        0.80%      1.55%      --
   Firstar Money Market
    Fund...................   --      --         --           --         --       0.75%
   Combined Fund Pro
    Forma..................   --      --         --           --         --       0.79%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown on the above table:

                                                                                           Firstar
                                                   Mercantile                            Money Market Combined Fund
                                                Money Market Fund                            Fund       Pro Forma
                         --------------------------------------------------------------- ------------ -------------
                         Trust  Trust II Institutional Investor A       Investor B         Retail A     Retail A
                         Shares  Shares     Shares       Shares           Shares            Shares       Shares
                         ------ -------- ------------- ---------- ---------------------- ------------ -------------
                                                                   Assuming  Assuming No
                                                                  Redemption Redemption
                                                                  ---------- -----------
1 year.................. $   97   $ 72      $   97       $   97     $  673     $  173       $  157       $  128
3 years................. $  303   $224      $  303       $  303     $  836     $  536       $  486       $  400
5 years................. $  525   $390      $  525       $  525     $1,123     $  923       $  839       $  692
10 years................ $1,166   $871      $1,166       $1,166     $1,627     $1,627       $1,834       $1,523

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                 MERCANTILE TAX-EXEMPT MONEY MARKET PORTFOLIO+

                  FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND+

                     FIRSTAR TAX-EXEMPT MONEY MARKET FUND

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Tax-Exempt Money Market Portfolio is as follows:

      Trust Shares--no change               Trust II Shares--increase .25%
   Investor A Shares--no change

                                                             Firstar
                                                             Stellar           Firstar
                                  Mercantile                 Tax-Free         Tax-Exempt
                           Tax-Exempt Money Market         Money Market      Money Market            Combined Fund
                                  Portfolio                   Fund*              Fund                  Pro Forma
                          -------------------------------  ------------ ----------------------   ----------------------
                          Trust     Trust II   Investor A    Class C    Institutional Retail A   Institutional Retail A
                          Shares     Shares      Shares       Shares       Shares      Shares       Shares      Shares
                          ------    --------   ----------  ------------ ------------- --------   ------------- --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None       None        None         None          ++         None         None        None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None        None         None          ++         None         None        None
Maximum Deferred Sales
 Load
 (as a percentage of the
 offering price or sales
 price, whichever is
 less)..................   None       None        None         None          ++         None         None        None
Redemption Fees.........   None       None        None         None          ++         None(1)      None       None(1)
Exchange Fee............   None       None        None         None          ++         None         None        None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.40%(2)   0.40%(2)    0.40%(2)     0.55%(2)      ++         0.50%        0.50%       0.50%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None       None        0.25%        0.25%(3)      ++         0.25%(3)     None        0.25%(3)
Other Expenses (before
 waivers)...............   0.44%      0.19%       0.19%        0.50%(4)      ++         0.47%(4)     0.43%(4)    0.43%(4)
                           ----       ----        ----         ----                     ----         ----       -----
 Total Fund Operating
  Expenses
  (before waivers)(5)...   0.84%      0.59%       0.84%        1.30%         ++         1.22%        0.93%       1.18%
                           ====       ====        ====         ====                     ====         ====       =====

-------
 + In the Reorganization, holders of Trust Shares and Trust II Shares of the Mercantile Tax-Exempt Money Market Portfolio and holders of Class C Shares of the Stellar Tax-Free Money Market Fund who purchased their shares through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will each receive Institutional Shares of the Firstar Tax-Exempt Money Market Fund and holders of Investor A Shares of the Mercantile Tax-Exempt Money Market Portfolio and holders of Class C Shares of the Firstar Stellar Tax-Free Money Market Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will each receive Retail A Shares of the Firstar Tax-Exempt Money Market Fund.
 * The Firstar Stellar Tax-Free Money Market Fund is expected to reorganize into the Firstar Tax-Exempt Money Market Fund contemporaneously with the Reorganization. The reorganization of the Firstar Stellar Tax-Free Money Market Fund into the Firstar Tax-Exempt Money Market Fund and the Reorganization of the Mercantile Tax-Exempt Money Market Portfolio into the Firstar Tax-Exempt Money Market Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Stellar Tax-Free Money Market Fund to reorganize into the Firstar Tax-Exempt Money Market Fund as expected will not affect the Reorganization of the Mercantile Tax-Exempt Money Market Portfolio into the Firstar Tax-Exempt Money Market Fund and will have no material affect on the above expense estimates.
 ++ Institutional Shares will not be issued until the applicable effective time of the Reorganization.
(1)  A fee of $12.00 is charged for each wire redemption.
(2)  Management Fees (after waivers) would be:

   Mercantile Tax-Exempt Money Market Portfolio..... 0.35%
   Firstar Stellar Tax-Free Money Market Fund....... 0.50%

(3)  Distribution and Service (12b-1) Fees (after waivers) would be:

   Firstar Stellar Tax-Free Money Market Fund....... 0.00%
   Firstar Tax-Exempt Money Market Fund............. 0.00%
   Combined Fund Pro Forma.......................... 0.00%

(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                             Class C Institutional Retail A
                             Shares     Shares      Shares
                             ------- ------------- --------
   Firstar Stellar Tax-Free
    Money Market Fund......   0.41%       --          --
   Firstar Tax-Exempt Money
    Market Fund............    --         --         0.22%
   Combined Fund Pro
    Forma..................    --        0.29%       0.29%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                             Trust  Trust II Investor A Class C Institutional Retail A
                             Shares  Shares    Shares   Shares     Shares      Shares
                             ------ -------- ---------- ------- ------------- --------
   Mercantile Tax-Exempt
    Money Market
    Portfolio..............   0.79%   0.54%     0.79%     --         --          --
   Firstar Stellar Tax-Free
    Money Market Fund......    --      --        --      0.91%       --          --
   Firstar Tax-Exempt Money
    Market Fund............    --      --        --       --         --         0.72%
   Combined Fund Pro
    Forma..................    --      --        --       --        0.79%       0.79%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                      Firstar
                                                    Stellar Tax-        Firstar
                                 Mercantile             Free           Tax-Exempt
                          Tax-Exempt Money Market   Money Market      Money Market          Combined Fund
                                 Portfolio              Fund              Fund                Pro Forma
                         -------------------------- ------------ ---------------------- ----------------------
                         Trust  Trust II Investor A   Class C    Institutional Retail A Institutional Retail A
                         Shares  Shares    Shares      Shares       Shares      Shares     Shares      Shares
                         ------ -------- ---------- ------------ ------------- -------- ------------- --------
1 year.................. $   86   $ 60     $   86      $  132         N/A       $  124     $   95      $  120
3 years................. $  268   $189     $  268      $  412         N/A       $  387     $  296      $  375
5 years................. $  466   $329     $  466      $  713         N/A       $  670     $  515      $  649
10 years................ $1,037   $738     $1,037      $1,568         N/A       $1,477     $1,143      $1,432

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                   MERCANTILE CONNING MONEY MARKET PORTFOLIO

                     FIRSTAR CONNING MONEY MARKET FUND(1)

  After the Reorganization, former shareholders of the Mercantile Conning Money Market Portfolio will bear the same expenses (after fee waivers and/or expense reimbursements).

                                                Mercantile Conning
                                                   Money Market    Combined Fund
                                                    Portfolio        Pro Forma
                                                ------------------ -------------
                                                      Shares          Shares
                                                ------------------ -------------
Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)...........        None            None
Maximum Sales Load Imposed on Reinvested
 Dividends.....................................        None            None
Maximum Deferred Sales Load
 (as a percentage of the offering price or
 sales price, whichever is less)...............        None            None
Redemption Fees................................        None            None(2)
Exchange Fee...................................        None            None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
Management Fees (before waivers)(3)............        0.40%           0.40%
Distribution and Service (12b-1) Fees..........        None            None
Other Expenses (before waivers)(4).............        1.07%           0.97%
                                                       ----            ----
  Total Fund Operating Expenses (before
   waivers)(5).................................        1.47%           1.37%
                                                       ====            ====

--------
(1) The Firstar Conning Money Market Fund has not yet commenced operations. The Firstar Conning Market Fund will continue the operations of the Mercantile Conning Money Market Portfolio upon consummation of the Reorganization relating to these Funds.
(2) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be 0.17% for the Mercantile Conning Money Market Portfolio and the Combined Fund Pro Forma.
(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                    Shares
                                                    ------
   Mercantile Conning Money Market Portfolio....... 0.82%
   Combined Fund Pro Forma......................... 0.82%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                                    Shares
                                                    ------
   Mercantile Conning Money Market Portfolio....... 0.99%
   Combined Fund Pro Forma......................... 0.99%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                Mercantile Conning
                                                   Money Market    Combined Fund
                                                    Portfolio        Pro Forma
                                                ------------------ -------------
                                                      Shares          Shares
                                                ------------------ -------------
1 year.........................................       $  150          $  139
3 years........................................       $  465          $  434
5 years........................................       $  803          $  750
10 years.......................................       $1,757          $1,646

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

       MERCANTILE U.S. GOVERNMENT SECURITIES PORTFOLIO--TRUST SHARES AND
                             INSTITUTIONAL SHARES+

    FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND--CLASS A SHARES AND CLASS B
                                    SHARES+

   FIRSTAR U.S. GOVERNMENT SECURITIES FUND--INSTITUTIONAL SHARES AND CLASS Y
                                   SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile U.S. Government Securities Portfolio is as follows:

     Trust Shares--increase .05%             Institutional Shares--no change

                               Mercantile         Firstar Stellar
                            U.S. Government       U.S. Government           Combined Fund
                          Securities Portfolio     Income Fund*               Pro Forma
                          ----------------------- ------------------    ---------------------
                          Trust     Institutional Class A    Class B    Institutional Class Y
                          Shares       Shares     Shares     Shares        Shares     Shares
                          ------    ------------- -------    -------    ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None       4.00%      None          None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None       None       None          None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None       None        5.00%(2)     None       None
Redemption Fees.........   None         None       None       None          None(3)    None(3)
Exchange Fee............   None         None       None       None          None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.45%        0.45%      0.60%       0.60%        0.60%(4)   0.60%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None         None       0.25%(5)    0.25%(5)     None       None
Other Expenses (before
 waivers)...............   0.63%(6)     0.63%(6)   0.48%(6)    0.48%(6)     0.23%      0.48%
                           ----         ----       ----          ----       ----       ----
 Total Fund Operating
  Expenses
  (before waivers)(7)...   1.08%        1.08%      1.33%       1.33%        0.83%      1.08%
                           ====         ====       ====          ====       ====       ====

--------
 + In the Reorganization, holders of Trust Shares of the Mercantile U.S. Government Securities Portfolio and holders of Class A Shares and Class B Shares of the Firstar Stellar U.S. Government Income Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will each receive Institutional Shares of the Firstar U.S. Government Securities Fund. Holders of Institutional Shares of the Mercantile U.S. Government Securities Portfolio will receive Class Y Shares of the Firstar U.S. Government Securities Fund.
 * The Firstar Stellar U.S. Government Income Fund is expected to reorganize into the Firstar U.S. Government Securities Fund contemporaneously with the Reorganization. The reorganization of the Firstar Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund and the Reorganization of the Mercantile U.S. Government Securities Portfolio into the Firstar U.S. Government Securities Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Stellar U.S. Government Income Fund to reorganize into the Firstar U.S. Government Securities Fund as expected will not affect the Reorganization of the Mercantile U.S. Government Securities Portfolio into the Firstar U.S. Government Securities Fund and will have no material affect on the above expense estimates.
(1) The Firstar U.S. Government Securities Fund has not yet commenced operations. Upon consummation of the Reorganization, the Firstar U.S. Government Securities Fund will continue the operations of the Mercantile U.S. Government Securities Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Firstar Stellar Class B Shares automatically convert to Class A Shares.

(3) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.50% for the Combined Fund Pro Forma.
(5) The Firstar Stellar U.S. Government Income Fund is waiving the 12b-1 fees for Class A Shares and Class B Shares for the current fiscal year.
(6) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                          Trust  Institutional Class A Class B
                                          Shares    Shares     Shares  Shares
                                          ------ ------------- ------- -------
   Mercantile U.S. Government Securities
    Portfolio...........................   0.23%     0.53%       --      --
   Firstar Stellar U.S. Government
    Income Fund.........................    --        --        0.39%   0.39%

(7) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                 Trust  Institutional Class A Class B Class Y
                                 Shares    Shares     Shares  Shares  Shares
                                 ------ ------------- ------- ------- -------
   Mercantile U.S. Government
    Securities Portfolio........  0.68%     0.98%       --      --      --
   Firstar Stellar U.S.
    Government Income Fund......   --        --        0.99%   0.99%    --
   Combined Fund Pro Forma......   --       0.73%       --      --     0.98%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                              Mercantile             Firstar Stellar
                           U.S. Government           U.S. Government             Combined Fund
                         Securities Portfolio          Income Fund                 Pro Forma
                         -------------------- ------------------------------ ---------------------
                         Trust  Institutional Class A        Class B         Institutional Class Y
                         Shares    Shares     Shares          Shares            Shares     Shares
                         ------ ------------- ------- ---------------------- ------------- -------
                                                       Assuming  Assuming No
                                                      Redemption Redemption
                                                      ---------- -----------
1 year.................. $  110    $  110     $  530    $  635     $  135       $   85     $  110
3 years................. $  343    $  343     $  805    $  721     $  421       $  265     $  343
5 years................. $  595    $  595     $1,100    $  929     $  729       $  460     $  595
10 years................ $1,317    $1,317     $1,937    $1,601     $1,601       $1,025     $1,317

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

    MERCANTILE U.S. GOVERNMENT SECURITIES PORTFOLIO--INVESTOR A SHARES AND
                              INVESTOR B SHARES+

    FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND--CLASS A SHARES AND CLASS B
                                    SHARES+

     FIRSTAR U.S. GOVERNMENT SECURITIES FUND--RETAIL A SHARES AND RETAIL B
                                   SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile U.S. Government Securities Portfolio is as follows:

    Investor A Shares--no change             Investor B Shares--increase .05%

                               Mercantile         Firstar Stellar
                             U.S. Government      U.S. Government       Combined Fund Pro
                          Securities Portfolio     Income Fund*               Forma
                          ----------------------  ------------------    -------------------
                          Investor A  Investor B  Class A    Class B    Retail A   Retail B
                            Shares      Shares    Shares     Shares      Shares     Shares
                          ----------  ----------  -------    -------    --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     4.00%       None      4.00%      None        4.00%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None      None       None        None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None        5.00%(2)  None       5.00%(2)    None       5.00%(2)
Redemption Fees.........     None        None      None       None        None(3)    None(3)
Exchange Fee............     None        None      None       None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............     0.45%       0.45%     0.60%      0.60%       0.60%(4)   0.60%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%       1.00%     0.25%(5)   0.25%(5)    0.00%(6)   0.75%
Other Expenses (before
 waivers)...............     0.33%(7)    0.33%(7)  0.48%(7)   0.48%(7)    0.48%      0.48%
                             ----        ----      ----       ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(8)...........     1.08%       1.78%     1.33%      1.33%       1.08%      1.83%
                             ====        ====      ====       ====        ====       ====

--------
 + In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile U.S. Government Securities Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar U.S. Government Securities Fund. In addition, holders of Class A Shares and Class B Shares of the Firstar Stellar U.S. Government Income Fund who did not purchase their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will receive Retail A Shares and Retail B Shares, respectively, of the Firstar U.S. Government Securities Fund.
 * The Firstar Stellar U.S. Government Income Fund is expected to reorganize into the Firstar U.S. Government Securities Fund contemporaneously with the Reorganization. The reorganization of the Firstar Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund and the Reorganization of the Mercantile U.S. Government Securities Portfolio into the Firstar U.S. Government Securities Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Stellar U.S. Government Income Fund to reorganize into the Firstar U.S. Government Securities Fund as expected will not affect the Reorganization of the Mercantile U.S. Government Securities Portfolio into the Firstar U.S. Government Securities Fund and will have no material affect on the above expense estimates.
(1) The Firstar U.S. Government Securities Fund has not yet commenced operations. Upon consummation of the Reorganization, the Firstar U.S. Government Securities Fund will continue the operations of the Mercantile U.S. Government Securities Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares, Firstar Stellar Class B Shares automatically convert to Class A Shares, and the Combined Fund Pro Forma Retail B Shares automatically convert to Retail A Shares.

(3) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.50% for the Combined Fund Pro Forma.
(5) The Firstar Stellar U.S. Government Income Fund is waiving distribution (12b-1) fees for Class A Shares and Class B Shares for the current fiscal year.
(6) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(7) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                        Investor A Investor B Class A Class B
                                          Shares     Shares   Shares  Shares
                                        ---------- ---------- ------- -------
   Mercantile U.S. Government
    Securities Portfolio...............    0.23%      0.23%     --      --
   Firstar Stellar U.S. Government
    Income Fund........................     --         --      0.39%   0.39%

(8) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

   Total Fund Operating Expenses (after waivers) would be:

                            Investor A Investor B Class A Class B Retail A Retail B
                              Shares     Shares   Shares  Shares   Shares   Shares
                            ---------- ---------- ------- ------- -------- --------
   Mercantile U.S.
    Government Securities
    Portfolio..............    0.98%      1.68%     --      --       --       --
   Firstar Stellar U.S.
    Government Income
    Fund...................     --         --      0.99%   0.99%     --       --
   Combined Fund Pro
    Forma..................     --         --       --      --      0.98%    1.73%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                   Mercantile                    Firstar Stellar
                                 U.S. Government                 U.S. Government                  Combined Fund
                              Securities Portfolio                 Income Fund                      Pro Forma
                        --------------------------------- ------------------------------ -------------------------------
                        Investor A       Investor B       Class A        Class B         Retail A        Retail B
                          Shares           Shares         Shares          Shares          Shares          Shares
                        ---------- ---------------------- ------- ---------------------- -------- ----------------------
                                    Assuming  Assuming No          Assuming  Assuming No           Assuming  Assuming No
                                   Redemption Redemption          Redemption Redemption           Redemption Redemption
                                   ---------- -----------         ---------- -----------          ---------- -----------
1 year.................   $  506     $  681     $  181    $  530    $  635     $  135     $  506    $  686     $  186
3 years................   $  730     $  860     $  560    $1,335    $  721     $  421     $  730    $  876     $  576
5 years................   $  972     $1,164     $  964    $2,156    $  929     $  729     $  972    $1,190     $  990
10 years...............   $1,664     $1,741     $1,741    $4,283    $1,601     $1,601     $1,664    $1,771     $1,771

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

               MERCANTILE INTERMEDIATE CORPORATE BOND PORTFOLIO*

                    FIRSTAR INTERMEDIATE BOND MARKET FUND**

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Intermediate Corporate Bond Portfolio is as follows:

    Trust Shares--decrease .19%          Institutional Shares--decrease .24%
 Investor A Shares--decrease .24%

                                  Mercantile                           Firstar
                            Intermediate Corporate                   Intermediate                    Combined Fund
                                Bond Portfolio                     Bond Market Fund                    Pro Forma
                        ----------------------------------  ------------------------------   ---------------------------------
                        Trust     Institutional Investor A  Institutional Class Y Retail A   Institutional Class Y    Retail A
                        Shares       Shares       Shares       Shares     Shares   Shares       Shares     Shares      Shares
                        ------    ------------- ----------  ------------- ------- --------   ------------- -------    --------
Shareholder
 Transaction Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)......   None         None         4.00%        None          +     4.00%        None       None        4.00%
Maximum Sales Load
 Imposed on Reinvested
 Dividends............   None         None         None         None          +     None         None       None        None
Maximum Deferred Sales
 Load
 (as a percentage of
 the offering price or
 sales price,
 whichever is less)...   None         None         None         None          +     None         None       None        None
Redemption Fees.......   None         None         None         None(1)       +     None(1)      None(1)    None(1)     None(1)
Exchange Fee..........   None         None         None         None          +     None         None       None        None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees
 (before waivers).....   0.55%        0.55%        0.55%        0.50%(2)      +     0.50%(2)     0.50%(2)   0.50%(2)    0.50%(2)
Distribution and
 Service (12b-1) Fees
 (before waivers).....   None         None         0.30%        None          +     0.00%(3)     None       None        0.00%(3)
Other Expenses (before
 waivers).............   0.64%(4)     0.64%(4)     0.34%(4)     0.20%         +     0.45%        0.20%      0.45%       0.45%
                         ----         ----         ----         ----                ----         ----       ----        ----
 Total Fund Operating
  Expenses (before
  waivers)(5).........   1.19%        1.19%        1.19%        0.70%         +     0.95%        0.70%      0.95%       0.95%
                         ====         ====         ====         ====                ====         ====       ====        ====

-------
 * In the Reorganization, holders of Trust Shares of the Mercantile Intermediate Corporate Bond Portfolio will receive Institutional Shares of the Firstar Intermediate Bond Market Fund, holders of Institutional Shares of the Mercantile Intermediate Corporate Bond Portfolio will receive Class Y Shares of the Firstar Intermediate Bond Market Fund, and holders of Investor A Shares of the Mercantile Intermediate Corporate Bond Portfolio will receive Retail A Shares of the Firstar Intermediate Bond Market Fund.
** It is expected that at the time of the Reorganization the Firstar Intermediate Bond Market Fund will be renamed the Firstar Intermediate Bond Fund.
 + Class Y Shares will not be issued until the applicable effective time of the Reorganization.
(1) A fee of $12.00 is charged for each wire redemption (Retail A Shares) and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(2)  Management Fees (after waivers) would be:

   Firstar Intermediate Bond Market Fund............ 0.37%
   Combined Fund Pro Forma.......................... 0.40%

(3) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                              Trust  Institutional Investor A Class Y Retail A
                              Shares    Shares       Shares   Shares   Shares
                              ------ ------------- ---------- ------- --------
   Mercantile Intermediate
    Corporate Bond
    Portfolio...............   0.24%     0.54%        0.24%     --       --
   Firstar Intermediate Bond
    Market Fund.............    --       0.20%         --       N/A     0.45%
   Combined Fund Pro Forma..    --       0.20%         --      0.45%    0.45%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                              Trust  Institutional Investor A Class Y Retail A
                              Shares    Shares       Shares   Shares   Shares
                              ------ ------------- ---------- ------- --------
   Mercantile Intermediate
    Corporate Bond
    Portfolio...............   0.79%     1.09%        1.09%     --       --
   Firstar Intermediate Bond
    Market Fund.............    --       0.57%         --       N/A     0.82%
   Combined Fund Pro Forma..    --       0.60%         --      0.85%    0.85%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                   Mercantile                       Firstar
                             Intermediate Corporate               Intermediate                  Combined Fund
                                  Bond Portfolio                Bond Market Fund                  Pro Forma
                         ------------------------------- ------------------------------ ------------------------------
                         Trust  Institutional Investor A Institutional Class Y Retail A Institutional Class Y Retail A
                         Shares    Shares       Shares      Shares     Shares   Shares     Shares     Shares   Shares
                         ------ ------------- ---------- ------------- ------- -------- ------------- ------- --------
1 year.................. $  121    $  121       $  516       $ 72        N/A    $  493      $ 72      $   97   $  493
3 years................. $  378    $  378       $  763       $224        N/A    $  691      $224      $  303   $1,302
5 years................. $  654    $  654       $1,028       $390        N/A    $  904      $390      $  525   $2,126
10 years................ $1,443    $1,443       $1,785       $871        N/A    $1,502      $871      $1,166   $4,261

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

      MERCANTILE GOVERNMENT & CORPORATE BOND PORTFOLIO--TRUST SHARES AND
                             INSTITUTIONAL SHARES*

    MERCANTILE BOND INDEX PORTFOLIO--TRUST SHARES AND INSTITUTIONAL SHARES*

    FIRSTAR AGGREGATE BOND FUND--INSTITUTIONAL SHARES AND CLASS Y SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Government & Corporate Bond Portfolio is as follows:

     Trust Shares--increase .01%           Institutional Shares--decrease .04%

  The effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Bond Index Portfolio is as follows:

     Trust Shares--increase .15%           Institutional Shares--increase .10%

                               Mercantile
                              Government &             Mercantile
                             Corporate Bond            Bond Index             Combined Fund
                               Portfolio               Portfolio                Pro Forma
                          ----------------------- ----------------------- ---------------------
                          Trust     Institutional Trust     Institutional Institutional Class Y
                          Shares       Shares     Shares       Shares        Shares     Shares
                          ------    ------------- ------    ------------- ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None       None         None          None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None       None         None          None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None       None         None          None       None
Redemption Fees.........   None         None       None         None          None(2)    None(2)
Exchange Fee............   None         None       None         None          None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.45%        0.45%      0.30%        0.30%         0.50%(3)   0.50%(3)
Distribution and Service
 (12b-1) Fees...........   None         None       None         None          None       None
Other Expenses (before
 waivers)...............   0.62%(4)     0.62%(4)   0.63%(4)     0.63%(4)      0.24%      0.49%
                           ----         ----       ----         ----          ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(5)...........   1.07%        1.07%      0.93%        0.93%         0.74%      0.99%
                           ====         ====       ====         ====          ====       ====

--------
 * In the Reorganization, holders of Trust Shares of each of the Funds will receive Institutional Shares of the Firstar Aggregate Bond Fund and holders of Institutional Shares of each of the Funds will receive Class Y Shares of the Firstar Aggregate Bond Fund.
(1) The Firstar Aggregate Bond Fund has not yet commenced operations. In the Reorganization, the Mercantile Government & Corporate Bond Portfolio and the Mercantile Bond Index Portfolio will be combined into the Firstar Aggregate Bond Fund. Upon consummation of the Reorganization, the Firstar Aggregate Bond Fund will continue the operations of the Mercantile Government & Corporate Bond Portfolio. The failure of either Mercantile Fund to reorganize into the Firstar Aggregate Bond will not affect the Reorganization of the other Mercantile Fund into the Firstar Aggregate Bond Fund and will have no material affect on the above expense estimates.
(2) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be 0.44% for the Combined Fund Pro Forma.
(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                           Trust  Institutional
                                                           Shares    Shares
                                                           ------ -------------
   Mercantile Government & Corporate Bond Portfolio....... 0.22%      0.52%
   Mercantile Bond Index Portfolio........................ 0.23%      0.53%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense Ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                                 Trust  Institutional Class Y
                                                 Shares    Shares     Shares
                                                 ------ ------------- -------
   Mercantile Government & Corporate Bond
    Portfolio...................................  0.67%     0.97%       --
   Mercantile Bond Index Portfolio..............  0.53%     0.83%       --
   Combined Fund Pro Forma......................   --       0.68%      0.93%


  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                     Mercantile
                    Government &          Mercantile
                   Corporate Bond         Bond Index          Combined Fund
                     Portfolio            Portfolio             Pro Forma
                -------------------- -------------------- ---------------------
                Trust  Institutional Trust  Institutional Institutional Class Y
                Shares    Shares     Shares    Shares        Shares     Shares
                ------ ------------- ------ ------------- ------------- -------
1 year......... $  109    $  109     $   95    $   95         $ 76      $  101
3 years........ $  340    $  340     $  296    $  296         $237      $  315
5 years........ $  590    $  590     $  515    $  515         $411      $  547
10 years....... $1,306    $1,306     $1,143    $1,143         $918      $1,213

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

    MERCANTILE GOVERNMENT & CORPORATE BOND PORTFOLIO--INVESTOR A SHARES AND
                              INVESTOR B SHARES*

              MERCANTILE BOND INDEX PORTFOLIO--INVESTOR A SHARES*

      FIRSTAR AGGREGATE BOND FUND--RETAIL A SHARES AND RETAIL B SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Government & Corporate Bond Portfolio is as follows:

  Investor A Shares--decrease .04%           Investor B Shares--increase .01%

  The Reorganization will also increase the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former Investor A shareholders of the Mercantile Bond Index Fund by .10%.

                          Mercantile Government   Mercantile
                            & Corporate Bond      Bond Index  Combined Fund Pro
                                Portfolio         Portfolio         Forma
                          ----------------------  ----------  -------------------
                          Investor A  Investor B  Investor A  Retail A   Retail B
                            Shares      Shares      Shares     Shares     Shares
                          ----------  ----------  ----------  --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     4.00%       None        4.00%      4.00%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None        None       None       None
Maximum Deferred Sales
 Load
 (as a percentage of the
 offering price or sales
 price, whichever is
 less)..................     None        5.00%(2)    None       None       5.00%(2)
Redemption Fees.........     None        None        None       None(3)    None(3)
Exchange Fee............     None        None        None       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............     0.45%       0.45%       0.30%      0.50%(4)   0.50%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%       1.00%       0.30%      0.00%(5)   0.75%
Other Expenses (before
 waivers)...............     0.32%(6)    0.32%(6)    0.33%(6)   0.49%      0.49%
                             ----        ----        ----       ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(7)...........     1.07%       1.77%       0.93%      0.99%      1.74%
                             ====        ====        ====       ====       ====

--------
 * In the Reorganization, holders of Investor A Shares of each of the Funds will receive Retail A Shares of the Firstar Aggregate Bond Fund and holders of Investor B Shares of the Mercantile Government & Corporate Bond Portfolio will receive Retail B Shares of the Firstar Aggregate Bond Fund.
(1) The Firstar Aggregate Bond Fund has not yet commenced operations. In the Reorganization, the Mercantile Government & Corporate Bond Portfolio and the Mercantile Bond Index Portfolio will be combined into the Firstar Aggregate Bond Fund. Upon consummation of the Reorganization, the Firstar Aggregate Bond Fund will continue the operations of the Mercantile Government & Corporate Bond Portfolio. The failure of either Mercantile Fund to reorganize into the Firstar Aggregate Bond Fund will not affect the Reorganization of the other Mercantile Fund into the Firstar Aggregate Bond Fund and will have no material affect on the above expense estimates.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.44% for the Combined Fund Pro Forma.
(5) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(6) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                         Investor A Investor B
                                                           Shares     Shares
                                                         ---------- ----------
   Mercantile Government & Corporate Bond Portfolio.....    0.22%      0.22%
   Mercantile Bond Index Portfolio......................    0.23%       --

(7) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                      Investor A Investor B Retail A Retail B
                                        Shares     Shares    Shares   Shares
                                      ---------- ---------- -------- --------
   Mercantile Government & Corporate
    Bond Portfolio...................    0.97%      1.67%      --       --
   Mercantile Bond Index Portfolio...    0.83%       --        --       --
   Combined Fund Pro Forma...........     --         --       0.93%    1.68%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                    Mercantile
                                   Government &            Mercantile
                                  Corporate Bond            Bond Index          Combined Fund
                                     Portfolio              Portfolio             Pro Forma
                         --------------------------------- ----------- -------------------------------
                         Investor A       Investor B       Investor A  Retail A        Retail B
                           Shares           Shares           Shares     Shares          Shares
                         ---------- ---------------------- ----------- -------- ----------------------
                                     Assuming  Assuming No                       Assuming  Assuming No
                                    Redemption Redemption                       Redemption Redemption
                                    ---------- -----------                      ---------- -----------
1 year..................   $  505     $  680     $  180      $  491     $  497    $  677     $  177
3 years.................   $  727     $  857     $  557      $  685     $1,305    $  848     $  548
5 years.................   $  967     $1,159     $  959      $  894     $2,129    $1,144     $  944
10 years................   $1,653     $1,730     $1,730      $1,497     $4,263    $1,671     $1,671

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

              MERCANTILE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO*

                   FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Short-Intermediate Municipal Portfolio is as follows:

     Trust Shares--decrease .02%             Investor A Shares--decrease .02%

                             Mercantile
                               Short-
                            Intermediate               Firstar
                              Municipal               Tax-Exempt             Combined Fund
                              Portfolio         Intermediate Bond Fund         Pro Forma
                          --------------------  ----------------------   ----------------------
                          Trust     Investor A  Institutional Retail A   Institutional Retail A
                          Shares      Shares       Shares      Shares       Shares      Shares
                          ------    ----------  ------------- --------   ------------- --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None        4.00%        None        4.00%        None        4.00%
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None        None         None        None         None        None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None        None         None        None         None        None
Redemption Fees.........   None        None         None        None(1)      None        None(1)
Exchange Fee............   None        None         None        None         None        None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.55%       0.55%        0.50%(2)    0.50%(2)     0.50%(2)    0.50%(2)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None        0.30%(3)     None        0.00%(4)     None        0.00%(4)
Other Expenses (before
 waivers)...............   0.62%(5)    0.32%(5)     0.36%       0.61%        0.36%       0.61%
                           ----        ----         ----        ----         ----        ----
 Total Fund Operating
  Expenses (before
  waivers)(6)...........   1.17%       1.17%        0.86%       1.11%        0.86%       1.11%
                           ====        ====         ====        ====         ====        ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile Short-Intermediate Municipal Portfolio will receive Institutional Shares of the Firstar Tax-Exempt Intermediate Bond Fund and holders of Investor A Shares of the Mercantile Short-Intermediate Municipal Portfolio will receive Retail A Shares of the Firstar Tax-Exempt Intermediate Bond Fund.
(1)  A fee of $12.00 is charged for each wire redemption.
(2)  Management Fees (after waivers) would be:

   Firstar Tax-Exempt Intermediate Bond Fund........ 0.31%
   Combined Fund Pro Forma.......................... 0.39%

(3)  Distribution and Service (12b-1) Fees (after waivers) would be:

   Mercantile Short-Intermediate Municipal
    Portfolio....................................... 0.25%

(4) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                                 Trust  Retail A
                                                                 Shares  Shares
                                                                 ------ --------
   Mercantile Short-Intermediate Municipal Portfolio............ 0.22%   0.22%

(6) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                     Trust  Investor A Institutional Retail A
                                     Shares   Shares      Shares      Shares
                                     ------ ---------- ------------- --------
   Mercantile Short-Intermediate
    Municipal Portfolio.............  0.77%    1.02%        --          --
   Firstar Tax-Exempt Intermediate
    Bond Fund.......................   --       --         0.67%       0.92%
   Combined Fund Pro Forma..........   --       --         0.75%       1.00%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                   Mercantile
                     Short-
                  Intermediate           Firstar
                    Municipal           Tax-Exempt           Combined Fund
                    Portfolio     Intermediate Bond Fund       Pro Forma
                ----------------- ---------------------- ----------------------
                Trust  Investor A Institutional Retail A Institutional Retail A
                Shares   Shares      Shares      Shares     Shares      Shares
                ------ ---------- ------------- -------- ------------- --------
1 year......... $  119   $  514      $   88      $  509     $   88      $  509
3 years........ $  372   $  757      $  274      $1,316     $  274      $1,316
5 years........ $  644   $1,018      $  477      $2,139     $  477      $2,139
10 years....... $1,420   $1,764      $1,061      $4,270     $1,061      $4,270

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                MERCANTILE MISSOURI TAX-EXEMPT BOND PORTFOLIO*

                   FIRSTAR MISSOURI TAX-EXEMPT BOND FUND(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Missouri Tax-Exempt Bond Portfolio is as follows:

     Trust Shares--increase .06%             Investor A Shares--increase .11%
  Investor B Shares--increase .06%

                                   Mercantile
                            Missouri Tax-Exempt Bond                 Combined Fund
                                   Portfolio                           Pro Forma
                          --------------------------------  ---------------------------------
                          Trust     Investor A  Investor B  Institutional Retail A   Retail B
                          Shares      Shares      Shares       Shares      Shares     Shares
                          ------    ----------  ----------  ------------- --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None        4.00%       None         None        4.00%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None        None        None         None        None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None        None        5.00%(2)     None        None       5.00%(2)
Redemption Fees.........   None        None        None         None        None(3)    None(3)
Exchange Fee............   None        None        None         None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.45%       0.45%       0.45%        0.45%       0.45%      0.45%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None        0.30%(4)    1.00%        None        0.25%(4)   0.75%
Other Expenses (before
 waivers)...............   0.61%(5)    0.31%(5)    0.31%(5)     0.27%       0.52%      0.52%
                           ----        ----        ----         ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............   1.06%(6)    1.06%(6)    1.76%(6)     0.72%       1.22%(6)   1.72%
                           ====        ====        ====         ====        ====       ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile Missouri Tax-Exempt Bond Portfolio will receive Institutional Shares of the Firstar Missouri Tax-Exempt Bond Fund, holders of Investor A Shares of the Mercantile Missouri Tax-Exempt Bond Portfolio will receive Retail A Shares of the Firstar Missouri Tax-Exempt Bond Fund, and holders of Investor B Shares of the Mercantile Missouri Tax-Exempt Bond Portfolio will receive Retail B Shares of the Firstar Missouri Tax-Exempt Bond Fund.
(1) The Firstar Missouri Tax-Exempt Bond Fund has not yet commenced operations. The Firstar Missouri Tax-Exempt Bond Fund will continue the operations of the Mercantile Missouri Tax-Exempt Bond Portfolio upon consummation of the Reorganization relating to those Funds.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3)  A fee of $12.00 is charged for each wire redemption.
(4)  Distribution and Service (12b-1) Fees (after waivers) would be:

                                                             Investor A Retail A
                                                               Shares    Shares
                                                             ---------- --------
   Mercantile Missouri Tax-Exempt Bond Portfolio............    0.20%      --
   Combined Fund Pro Forma..................................     --       0.00%

(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                 Trust  Investor A Investor B
                                                 Shares   Shares     Shares
                                                 ------ ---------- ----------
   Mercantile Missouri Tax-Exempt Bond
    Portfolio................................... 0.21%    0.21%      0.21%

(6) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                        Trust  Investor A Investor B Retail A
                                        Shares   Shares     Shares    Shares
                                        ------ ---------- ---------- --------
   Mercantile Missouri Tax-Exempt Bond
    Portfolio..........................  0.66%    0.86%      1.66%      --
   Combined Fund Pro Forma.............   --       --         --       0.97%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                        Mercantile
                                 Missouri Tax-Exempt Bond                         Combined Fund
                                        Portfolio                                   Pro Forma
                         ---------------------------------------- ---------------------------------------------
                         Trust  Investor A       Investor B       Institutional Retail A        Retail B
                         Shares   Shares           Shares            Shares      Shares          Shares
                         ------ ---------- ---------------------- ------------- -------- ----------------------
                                            Assuming  Assuming No                         Assuming  Assuming No
                                           Redemption Redemption                         Redemption Redemption
                                           ---------- -----------                        ---------- -----------
1 year.................. $  108   $  504     $  679     $  179        $ 74       $  519    $  675     $  175
3 years................. $  337   $  724     $  854     $  554        $230       $  772    $  842     $  542
5 years................. $  585   $  961     $1,154     $  954        $401       $1,044    $1,133     $  933
10 years................ $1,294   $1,642     $1,719     $1,719        $894       $1,818    $1,777     $1,777

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

          MERCANTILE NATIONAL MUNICIPAL BOND PORTFOLIO--TRUST SHARES+

FIRSTAR STELLAR INSURED TAX-FREE BOND FUND--CLASS A SHARES AND CLASS B SHARES+

         FIRSTAR NATIONAL MUNICIPAL BOND FUND--INSTITUTIONAL SHARES(1)

  After the Reorganization, former holders of Trust Shares of the Mercantile National Municipal Bond Portfolio will have the same Total Fund Operating Expenses (after fee waivers and/or expense reimbursements).

                                Mercantile     Firstar Stellar
                            National Municipal  Insured Tax-         Combined Fund
                              Bond Portfolio   Free Bond Fund*         Pro Forma
                            ------------------ ------------------    -------------
                                  Trust        Class A    Class B    Institutional
                                  Shares       Shares     Shares        Shares
                            ------------------ -------    -------    -------------
Shareholder Transaction
 Expenses:
Maximum Sales Load Imposed
 on Purchases
 (as a percentage of
 offering price)..........         None         4.00%      None          None
Maximum Sales Load Imposed
 on Reinvested Dividends..         None         None       None          None
Maximum Deferred Sales
 Load (as a percentage of
 the offering price or
 sales price, whichever is
 less)....................         None         None       5.00%(2)      None
Redemption Fees...........         None         None       None          None
Exchange Fee..............         None         None       None          None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers).................         0.55%        0.75%(3)   0.75%(3)      0.55%
Distribution and Service
 (12b-1) Fees (before
 waivers).................         None         0.25%(4)   0.75%(4)      None
Other Expenses (before
 waivers).................         0.61%(5)     0.47%(5)   0.47%(5)      0.21%
                                   ----         ----       ----          ----
 Total Fund Operating
  Expenses (before
  waivers)(8).............         1.16%(6)     1.47%(6)   1.97%(6)      0.76%
                                   ====         ====       ====          ====

--------
 + In the Reorganization, holders of Trust Shares of the Mercantile National Municipal Bond Portfolio and holders of Class A Shares and Class B Shares of the Firstar Stellar Insured Tax-Free Bond Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will each receive Institutional Shares of the Firstar National Municipal Bond Fund.
 * The Firstar Stellar Insured Tax-Free Bond Fund is expected to reorganize into the Firstar National Municipal Bond Fund contemporaneously with the Reorganization. The reorganization of the Firstar Stellar Insured Tax-Free Bond Fund into the Firstar National Municipal Bond Fund and the Reorganization of the Mercantile National Municipal Bond Portfolio into the Firstar National Municipal Bond Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Stellar Insured Tax-Free Bond Fund to reorganize into the Firstar National Municipal Bond Fund as expected will not affect the Reorganization of the Mercantile National Municipal Bond Portfolio into the Firstar National Municipal Bond Fund and will have no material affect on the above expense estimates.
(1) The Firstar National Municipal Bond Fund has not yet commenced operations. Upon consummation of the Reorganizations, the Firstar National Municipal Bond Fund will continue the operations of the Mercantile National Municipal Bond Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Firstar Stellar Class B Shares automatically convert to Class A Shares.
(3) Management Fees (after waivers) would be 0.55% for the Firstar Stellar Insured Tax-Free Bond Fund.
(4) The Firstar Stellar Insured Tax-Free Bond Fund does not intend to pay distribution (12b-1) fees with respect to the Class A Shares and Class B Shares for the current fiscal year.
(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                          Trust  Class A Class B
                                                          Shares Shares  Shares
                                                          ------ ------- -------
   Mercantile National Municipal Bond Portfolio..........  0.21%   --      --
   Firstar Stellar Insured Tax-Free Bond Fund............   --    0.38%   0.38%

(6) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                                          Trust  Class A Class B
                                                          Shares Shares  Shares
                                                          ------ ------- -------
   Mercantile National Municipal Bond Portfolio..........  0.76%   --      --
   Firstar Stellar Insured Tax-Free Bond Fund............   --    0.93%   0.93%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                    Mercantile            Firstar Stellar
                National Municipal        Insured Tax-Free        Combined Fund
                  Bond Portfolio             Bond Fund              Pro Forma
                ------------------ ------------------------------ -------------
                      Trust        Class A        Class B         Institutional
                      Shares       Shares          Shares            Shares
                ------------------ ------- ---------------------- -------------
                                            Assuming  Assuming No
                                           Redemption Redemption
                                           ---------- -----------
1 year.........       $  118       $  543    $  700     $  200        $ 78
3 years........       $  368       $1,347    $  918     $  618        $243
5 years........       $  638       $2,167    $1,262     $1,062        $422
10 years.......       $1,409       $4,291    $2,049     $2,049        $942

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

MERCANTILE NATIONAL MUNICIPAL BOND PORTFOLIO--INVESTOR A SHARES AND INVESTOR B
                                    SHARES+

FIRSTAR STELLAR INSURED TAX-FREE BOND FUND--CLASS A SHARES AND CLASS B SHARES+

 FIRSTAR NATIONAL MUNICIPAL BOND FUND--RETAIL A SHARES AND RETAIL B SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile National Municipal Bond Portfolio is as follows:

  Investor A Shares--increase .05%            Investor B Shares--no change

                               Mercantile          Firstar Stellar
                           National Municipal     Insured Tax-Free        Combined Fund
                             Bond Portfolio          Bond Fund*             Pro Forma
                          ----------------------  -------------------   -------------------
                          Investor A  Investor B  Class A    Class B    Retail A   Retail B
                            Shares      Shares     Shares     Shares     Shares     Shares
                          ----------  ----------  --------   --------   --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     4.00%       None      4.00%      None        4.00%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None      None       None        None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None        5.00%(2)  None       5.00%(2)    None       5.00%(2)
Redemption Fees.........     None        None      None       None        None(3)    None(3)
Exchange Fee............     None        None      None       None        None       None
Annual Fund Operating
Expenses:
 (as a percentage of
average net assets)
Management Fees (before
waivers)................     0.55%       0.55%     0.75%(4)   0.75%(4)    0.55%      0.55%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%(5)    1.00%     0.25%(5)   0.75%(5)    0.00%(6)   0.75%
Other Expenses (before
 waivers)...............     0.31%(7)    0.31%(7)  0.47%(7)   0.47%(7)    0.46%      0.46%
                             ----        ----      --------   --------    ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............     1.16%(8)    1.86%(8)  1.47%(8)   1.97%(8)    1.01%      1.76%
                             ====        ====      ========   ========    ====       ====

--------
 + In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile National Municipal Bond Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar National Municipal Bond Fund. In addition, holders of Class A Shares and Class B Shares of the Firstar Stellar Insured Tax-Free Bond Fund who did not purchase their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will receive Retail A Shares and Retail B Shares, respectively, of the Firstar National Municipal Bond Fund.
 * The Firstar Stellar Insured Tax-Free Bond Fund is expected to reorganize into the Firstar National Municipal Bond Fund contemporaneously with the Reorganization. The reorganization of the Firstar Stellar Insured Tax-Free Bond Fund into the Firstar National Municipal Bond Fund and the Reorganization of the Mercantile National Municipal Bond Portfolio into the Firstar National Municipal Bond Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Firstar Stellar Insured Tax-Free Bond Fund to reorganize into the Firstar National Municipal Bond Fund as expected will not affect the Reorganization of the Mercantile National Municipal Bond Portfolio into the Firstar National Municipal Bond Fund and will have no material affect on the above expense estimates.
(1) The Firstar National Municipal Bond Fund has not yet commenced operations. Upon consummation of the Reorganization, the Firstar National Municipal Bond Fund will continue the operations of the Mercantile National Municipal Bond Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares, Firstar Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.

(3)  A fee of $12.00 is charged for each wire redemption.
(4) Management Fees (after waivers) would be 0.55% for the Firstar Stellar Insured Tax-Free Bond Fund.
(5)  Distribution and Service (12b-1) Fees (after waivers) would be:

                                                    Investor A Class A Class B
                                                      Shares   Shares  Shares
                                                    ---------- ------- -------
   Mercantile National Municipal Bond Portfolio....    0.20%     --      --
   Firstar Stellar Insured Tax-Free Bond Fund......     --      0.00%   0.00%

(6) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(7) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                        Investor A Investor B Class A Class B
                                          Shares     Shares   Shares  Shares
                                        ---------- ---------- ------- -------
   Mercantile National Municipal Bond
    Portfolio..........................    0.21%      0.21%     --      --
   Firstar Stellar Insured Tax-Free
    Bond Fund..........................     --         --      0.38%   0.38%

(8) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                        Investor A Investor B Class A Class B
                                          Shares     Shares   Shares  Shares
                                        ---------- ---------- ------- -------
   Mercantile National Municipal Bond
    Portfolio..........................    0.96%      1.76%     --      --
   Firstar Stellar Insured Tax-Free
    Bond Fund..........................     --         --      0.93%   0.93%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                   Mercantile                    Firstar Stellar
                               National Municipal                Insured Tax-Free                 Combined Fund
                                 Bond Portfolio                     Bond Fund                       Pro Forma
                        --------------------------------- ------------------------------ -------------------------------
                        Investor A       Investor B       Class A        Class B         Retail A        Retail B
                          Shares           Shares         Shares          Shares          Shares          Shares
                        ---------- ---------------------- ------- ---------------------- -------- ----------------------
                                    Assuming  Assuming No          Assuming  Assuming No           Assuming  Assuming No
                                   Redemption Redemption          Redemption Redemption           Redemption Redemption
                                   ---------- -----------         ---------- -----------          ---------- -----------
1 year.................   $  513     $  689     $  189    $  543    $  700     $  200     $  499    $  679     $  179
3 years................   $  754     $  885     $  585    $1,347    $  918     $  618     $  709    $  854     $  554
5 years................   $1,013     $1,206     $1,006    $2,167    $1,262     $1,062     $  936    $1,154     $  954
10 years...............   $1,753     $1,829     $1,829    $4,291    $2,049     $2,049     $1,587    $1,693     $1,693

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

     MERCANTILE BALANCED PORTFOLIO--TRUST SHARES AND INSTITUTIONAL SHARES*

     FIRSTAR BALANCED GROWTH FUND--INSTITUTIONAL SHARES AND CLASS Y SHARES

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Balanced Portfolio is as follows:

     Trust Shares--decrease .01%           Institutional Shares--decrease .06%

                               Mercantile                Firstar            Combined Fund
                           Balanced Portfolio     Balanced Growth Fund        Pro Forma
                          ----------------------- --------------------- ---------------------
                          Trust     Institutional Institutional Class Y Institutional Class Y
                          Shares       Shares        Shares     Shares     Shares     Shares
                          ------    ------------- ------------- ------- ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None          None          +       None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None          None          +       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None          None          +       None       None
Redemption Fees.........   None         None          None(1)       +       None(1)    None(1)
Exchange Fee............   None         None          None          +       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.75%        0.75%         0.75%(2)      +       0.75%(2)   0.75%(2)
Distribution and Service
 (12b-1) Fees...........   None         None          None          +       None       None
Other Expenses (before
 waivers)...............   0.63%(3)     0.63%(3)      0.27%         +       0.26%      0.51%
                           ----         ----          ----                  ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(4)...........   1.38%        1.38%         1.02%         +       1.01%      1.26%
                           ====         ====          ====                  ====       ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile Balanced Portfolio will receive Institutional Shares of the Firstar Balanced Growth Fund and holders of Institutional Shares of the Mercantile Balanced Portfolio will receive Class Y Shares of the Firstar Balanced Growth Fund.
 + Class Y Shares will not be issued until the applicable effective time of the Reorganization.
(1) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(2)  Management Fees (after waivers) would be:

   Firstar Balanced Growth Fund..................... 0.70%
   Combined Fund Pro Forma.......................... 0.71%

(3) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                            Trust  Institutional
                                                            Shares    Shares
                                                            ------ -------------
   Mercantile Balanced Portfolio........................... 0.23%      0.53%

(4) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                                    Trust  Institutional Class Y
                                                    Shares    Shares     Shares
                                                    ------ ------------- -------
   Mercantile Balanced Portfolio...................  0.98%     1.28%       --
   Firstar Balanced Growth Fund....................   --       0.97%       N/A
   Combined Fund Pro Forma.........................   --       0.97%      1.22%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                    Mercantile             Firstar            Combined Fund
                Balanced Portfolio  Balanced Growth Fund        Pro Forma
               -------------------- --------------------- ---------------------
               Trust  Institutional Institutional Class Y Institutional Class Y
               Shares    Shares        Shares     Shares     Shares     Shares
               ------ ------------- ------------- ------- ------------- -------
1 year........ $  140    $  140        $  104       N/A      $  104     $  129
3 years....... $  437    $  437        $  325       N/A      $  325     $  403
5 years....... $  755    $  755        $  563       N/A      $  563     $  697
10 years...... $1,657    $1,657        $1,248       N/A      $1,248     $1,534

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

    MERCANTILE BALANCED PORTFOLIO--INVESTOR A SHARES AND INVESTOR B SHARES*

       FIRSTAR BALANCED GROWTH FUND--RETAIL A SHARES AND RETAIL B SHARES

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Balanced Portfolio is as follows:

  Investor A Shares--decrease .06%           Investor B Shares--decrease .01%

                               Mercantile                Firstar                    Combined Fund Pro
                           Balanced Portfolio     Balanced Growth Fund                    Forma
                          ----------------------  ---------------------------       -------------------
                          Investor A  Investor B   Retail A         Retail B        Retail A   Retail B
                            Shares      Shares      Shares           Shares          Shares     Shares
                          ----------  ----------  ----------       ----------       --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     5.50%       None             5.50%            None       5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None             None             None       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None        5.00%(1)         None             5.00%(1)   None       5.00%(1)
Redemption Fees.........     None        None             None(2)          None(2)    None(2)    None(2)
Exchange Fee............     None        None             None             None       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............     0.75%       0.75%            0.75%(3)         0.75%(3)   0.75%(3)   0.75%(3)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%       1.00%            0.00%(4)         0.75%      0.00%(4)   0.75%
Other Expenses (before
 waivers)...............     0.33%(5)    0.33%(5)         0.52%            0.52%      0.51%      0.51%
                             ----        ----       ----------       ----------       ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(6)...........     1.38%       2.08%            1.27%            2.02%      1.26%      2.01%
                             ====        ====       ==========       ==========       ====       ====

--------
 * In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile Balanced Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar Balanced Growth Fund.
(1) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(2) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.

(3)  Management Fees (after waivers) would be:

   Firstar Balanced Growth Fund..................... 0.70%
   Combined Fund Pro Forma.......................... 0.71%

(4) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.

(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     Other Expenses (after waivers) would be:

                                                           Investor A Investor B
                                                             Shares     Shares
                                                           ---------- ----------
   Mercantile Balanced Portfolio..........................   0.23%      0.23%

(6) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the

   Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

     Total Fund Operating Expenses (after waivers) would be:

                                       Investor A Investor B Retail A Retail B
                                         Shares     Shares    Shares   Shares
                                       ---------- ---------- -------- --------
   Mercantile Balanced Portfolio......    1.28%      1.98%      --       --
   Firstar Balanced Growth Fund.......     --         --       1.22%    1.97%
   Combined Fund Pro Forma............     --         --       1.22%    1.97%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                  Mercantile                         Firstar                      Combined Fund
                              Balanced Portfolio              Balanced Growth Fund                  Pro Forma
                       --------------------------------- ------------------------------- -------------------------------
                       Investor A       Investor B       Retail A                        Retail A        Retail B
                         Shares           Shares          Shares     Retail B Shares      Shares          Shares
                       ---------- ---------------------- -------- ---------------------- -------- ----------------------
                                   Assuming  Assuming No           Assuming  Assuming No           Assuming  Assuming No
                                  Redemption Redemption           Redemption Redemption           Redemption Redemption
                                  ---------- -----------          ---------- -----------          ---------- -----------
1 year................   $  679     $  711     $  211     $  672    $  705     $  205     $  672    $  705     $  205
3 years...............   $1,753     $  952     $  652     $  931    $  934     $  634     $  931    $  934     $  634
5 years...............   $2,816     $1,319     $1,119     $1,209    $1,288     $1,088     $1,209    $1,288     $1,088
10 years..............   $5,428     $2,067     $2,067     $2,000    $1,978     $1,978     $2,000    $1,978     $1,978

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      MERCANTILE EQUITY INCOME PORTFOLIO*

                         FIRSTAR EQUITY INCOME FUND(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Equity Income Portfolio is as follows:

    Trust Shares--increase .02%          Institutional Shares--decrease .03%
 Investor A Shares--decrease .03%          Investor B Shares--increase .02%

                                          Mercantile                                   Combined Fund
                                   Equity Income Portfolio                               Pro Forma
                          ----------------------------------------------  --------------------------------------------
                          Trust     Institutional Investor A  Investor B  Institutional Class Y    Retail A   Retail B
                          Shares       Shares       Shares      Shares       Shares     Shares      Shares     Shares
                          ------    ------------- ----------  ----------  ------------- -------    --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None         5.50%       None         None       None        5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None         None        None         None       None        None       None
Maximum Deferred Sales
 Load
 (as a percentage of the
 offering price or sales
 price, whichever is
 less)..................   None         None         None        5.00%(2)     None       None        None       5.00%(2)
Redemption Fees.........   None         None         None        None         None(3)    None(3)     None(3)    None(3)
Exchange Fee............   None         None         None        None         None       None        None       None
Annual Fund Operating Expenses:
 (as a percentage of average
 net assets)
Management Fees (before
 waivers)...............   0.75%        0.75%        0.75%       0.75%        0.75%(4)   0.75%(4)    0.75%(4)   0.75%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None         None         0.30%       1.00%        None       None        0.00%(5)   0.75%
Other Expenses (before
 waivers)...............   0.63%(6)     0.63%(6)     0.33%(6)    0.33%(6)     0.28%      0.53%       0.53%      0.53%
                           ----         ----         ----        ----         ----       ----        ----       ----
 Total Fund Operating
  Expenses
  (before waivers)(7)...   1.38%        1.38%        1.38%       2.08%        1.03%      1.28%       1.28%      2.03%
                           ====         ====         ====        ====         ====       ====        ====       ====

-------
 * In the Reorganization, holders of Trust Shares of the Mercantile Equity Income Portfolio will receive Institutional Shares of the Firstar Equity Income Fund, holders of Institutional Shares of the Mercantile Equity Income Portfolio will receive Class Y Shares of the Firstar Equity Income Fund, holders of Investor A Shares of the Mercantile Equity Income Portfolio will receive Retail A Shares of the Firstar Equity Income Fund, and holders of Investor B Shares of the Mercantile Equity Income Portfolio will receive Retail B Shares of the Firstar Equity Income Fund.
(1) The Firstar Equity Income Fund has not yet commenced operations. The Firstar Equity Income Fund will continue the operations of the Mercantile Equity Income Portfolio upon consummation of the Reorganization relating to these Funds.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption (Retail A and Retail B Shares) and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.72% for the Combined Fund Pro Forma.
(5) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(6) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

     "Other Expenses" (after waivers) would be:

                                   Trust  Institutional Investor A Investor B
                                   Shares    Shares       Shares     Shares
                                   ------ ------------- ---------- ----------
   Mercantile Equity Income
    Portfolio..................... 0.23%      0.53%       0.23%      0.23%

(7) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                             Trust  Institutional Investor A Investor B Class Y Retail A Retail B
                             Shares    Shares       Shares     Shares   Shares   Shares   Shares
                             ------ ------------- ---------- ---------- ------- -------- --------
   Mercantile Equity Income
    Portfolio..............   0.98%     1.28%        1.28%      1.98%     --       --       --
   Combined Fund Pro
    Forma..................    --       1.00%         --         --      1.25%    1.25%    2.00%

Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                       Mercantile                                           Combined Fund
                                Equity Income Portfolio                                       Pro Forma
                 ------------------------------------------------------ -----------------------------------------------------
                 Trust  Institutional Investor A       Investor B       Institutional Class Y Retail A        Retail B
                 Shares    Shares       Shares           Shares            Shares     Shares   Shares          Shares
                 ------ ------------- ---------- ---------------------- ------------- ------- -------- ----------------------
                                                  Assuming  Assuming No                                 Assuming  Assuming No
                                                 Redemption Redemption                                 Redemption Redemption
                                                 ---------- -----------                                ---------- -----------
1 year.......... $  140    $  140       $  683     $  711     $  211       $  105     $  130   $  673    $  706     $  206
3 years......... $  437    $  437       $  963     $  952     $  652       $  328     $  406   $  934    $  937     $  637
5 years......... $  755    $  755       $1,264     $1,319     $1,119       $  569     $  702   $1,214    $1,293     $1,093
10 years........ $1,657    $1,657       $2,116     $2,067     $2,067       $1,259     $1,545   $2,010    $1,989     $1,989

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      MERCANTILE EQUITY INDEX PORTFOLIO*

                           FIRSTAR EQUITY INDEX FUND

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or reimbursements) borne by former shareholders of the Mercantile Equity Index Portfolio is as follows:

    Trust Shares--decrease .18%          Institutional Shares--decrease .23%
 Investor A Shares--decrease .23%

                                  Mercantile                           Firstar                       Combined Fund
                            Equity Index Portfolio                Equity Index Fund                    Pro Forma
                        ----------------------------------  ------------------------------   ---------------------------------
                        Trust     Institutional Investor A  Institutional Class Y Retail A   Institutional Class Y    Retail A
                        Shares       Shares       Shares       Shares     Shares   Shares       Shares     Shares      Shares
                        ------    ------------- ----------  ------------- ------- --------   ------------- -------    --------
Shareholder
 Transaction Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)......   None         None         5.50%        None          +     5.50%        None       None        5.50%
Maximum Sales Load
 Imposed on Reinvested
 Dividends............   None         None         None         None          +     None         None       None        None
Maximum Deferred Sales
 Load
 (as a percentage of
 the offering price or
 sales price,
 whichever is less)...   None         None         None         None          +     None         None       None        None
Redemption Fees.......   None         None         None         None(1)       +     None(1)      None(1)    None(1)     None(1)
Exchange Fee..........   None         None         None         None          +     None         None       None        None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees
 (before waivers).....   0.30%        0.30%        0.30%        0.25%(2)      +     0.25%(2)     0.25%(2)   0.25%(2)    0.25%(2)
Distribution and
 Service (12b-1) Fees
 (before waivers).....   None         None         0.30%        None          +     0.00%(3)     None       None        0.00%(3)
Other Expenses (before
 waivers).............   0.65%(4)     0.65%(4)     0.35%(4)     0.18%         +     0.43%        0.17%      0.42%       0.42%
                         ----         ----         ----         ----                ----         ----       ----        ----
 Total Fund Operating
  Expenses (before
  waivers)(5).........   0.95%        0.95%        0.95%        0.43%         +     0.68%        0.42%      0.67%       0.67%
                         ====         ====         ====         ====                ====         ====       ====        ====

-------
 * In the Reorganization, holders of Trust Shares of the Mercantile Equity Index Portfolio will receive Institutional Shares of the Firstar Equity Index Fund, holders of Institutional Shares of the Mercantile Equity Index Portfolio will receive Class Y Shares of the Firstar Equity Index Fund, and holders of Investor A Shares of the Mercantile Equity Index Portfolio will receive Retail A Shares of the Firstar Equity Index Fund.
 + Class Y Shares will not be issued until the applicable effective time of the Reorganization.
(1) A fee of $12.00 is charged for each wire redemption (Retail A Shares) and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(2)  Management Fees (after waivers) would be:

   Firstar Equity Index Fund........................ 0.19%
   Combined Fund Pro Forma.......................... 0.20%

(3) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                   Trust  Institutional Retail A
                                                   Shares    Shares      Shares
                                                   ------ ------------- --------
   Mercantile Equity Index Portfolio.............. 0.25%      0.55%      0.25%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                              Trust  Institutional Investor A Class Y Retail A
                              Shares    Shares       Shares   Shares   Shares
                              ------ ------------- ---------- ------- --------
   Mercantile Equity Index
    Portfolio...............   0.55%     0.85%        0.85%     --       --
   Firstar Equity Index
    Fund....................    --       0.37%         --       N/A     0.62%
   Combined Fund Pro Forma..    --       0.37%         --      0.62%    0.62%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                   Mercantile                      Firstar                    Combined Fund
                             Equity Index Portfolio           Equity Index Fund                 Pro Forma
                         ------------------------------- ---------------------------- ------------------------------
                         Trust  Institutional Investor A Institutional Class Y Retail Institutional Class Y Retail A
                         Shares    Shares       Shares      Shares     Shares  Shares    Shares     Shares   Shares
                         ------ ------------- ---------- ------------- ------- ------ ------------- ------- --------
1 year.................. $   97    $   97       $  642       $ 44        N/A   $  616     $ 43       $ 68    $  615
3 years................. $  303    $  303       $  836       $138        N/A   $  756     $135       $214    $  753
5 years................. $  525    $  525       $1,047       $241        N/A   $  908     $235       $373    $  903
10 years................ $1,166    $1,166       $1,652       $542        N/A   $1,350     $530       $835    $1,339

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

  MERCANTILE GROWTH & INCOME EQUITY PORTFOLIO--TRUST SHARES AND INSTITUTIONAL
                                    SHARES*

    FIRSTAR GROWTH AND INCOME FUND--INSTITUTIONAL SHARES ANDCLASS Y SHARES

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Growth & Income Equity Portfolio is as follows:

     Trust Shares--increase .20%           Institutional Shares--increase .15%

                               Mercantile
                                Growth &                 Firstar
                             Income Equity          Growth and Income       Combined Fund
                               Portfolio                  Fund                Pro Forma
                          ----------------------- --------------------- ---------------------
                          Trust     Institutional Institutional Class Y Institutional Class Y
                          Shares       Shares        Shares     Shares     Shares     Shares
                          ------    ------------- ------------- ------- ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None          None          +       None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None          None          +       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None          None          +       None       None
Redemption Fees.........   None         None          None(1)       +       None(1)    None(1)
Exchange Fee............   None         None          None          +       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.55%        0.55%         0.75%         +       0.75%      0.75%
Distribution and Service
 (12b-1) Fees...........   None         None          None          +       None       None
Other Expenses (before
 waivers)...............   0.59%(2)     0.59%(2)      0.19%         +       0.19%      0.44%
                           ----         ----          ----                  ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............   1.14%(3)     1.14%(3)      0.94%         +       0.94%      1.19%
                           ====         ====          ====                  ====       ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile Growth & Income Equity Portfolio will receive Institutional Shares of the Firstar Growth and Income Fund and holders of Institutional Shares of the Mercantile Growth & Income Equity Fund will receive Class Y Shares of the Firstar Growth and Income Fund.
 + Class Y Shares will not be issued until the applicable effective time of the Reorganization.
(1) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(2) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                            Trust  Institutional
                                                            Shares    Shares
                                                            ------ -------------
   Mercantile Growth & Income Equity Portfolio............. 0.19%      0.49%

(3) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, total fund operating expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                            Trust  Institutional
                                                            Shares    Shares
                                                            ------ -------------
   Mercantile Growth & Income Equity Portfolio............. 0.74%      1.04%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                    Mercantile
                     Growth &              Firstar
                  Income Equity       Growth and Income       Combined Fund
                    Portfolio               Fund                Pro Forma
               -------------------- --------------------- ---------------------
               Trust  Institutional Institutional Class Y Institutional Class Y
               Shares    Shares        Shares     Shares     Shares     Shares
               ------ ------------- ------------- ------- ------------- -------
1 year........ $  116    $  116        $   96       N/A      $   96     $  121
3 years....... $  362    $  362        $  300       N/A      $  300     $  378
5 years....... $  628    $  628        $  520       N/A      $  520     $  654
10 years...... $1,386    $1,386        $1,155       N/A      $1,155     $1,443

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

  MERCANTILE GROWTH & INCOME EQUITY PORTFOLIO--INVESTOR A SHARES & INVESTOR B
                                    SHARES*

       FIRSTAR GROWTH AND INCOME FUND--RETAIL A SHARES &RETAIL B SHARES

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Growth & Income Equity Portfolio is as follows:

  Investor A Shares--increase .15%          Investor B Shares--increase .20%

                               Mercantile
                                Growth &               Firstar
                              Income Equity       Growth and Income     Combined Fund Pro
                                Portfolio               Fund                  Forma
                          ----------------------  -------------------   -------------------
                          Investor A  Investor B  Retail A   Retail B   Retail A   Retail B
                            Shares      Shares     Shares     Shares     Shares     Shares
                          ----------  ----------  --------   --------   --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     5.50%       None       5.50%      None       5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None       None       None       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None        5.00%(1)   None       5.00%(1)   None       5.00%(1)
Redemption Fees.........     None        None       None(2)    None(2)    None(2)    None(2)
Exchange Fee............     None        None       None       None       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............     0.55%       0.55%      0.75%      0.75%      0.75%      0.75%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%       1.00%      0.00%(3)   0.75%      0.00%(3)   0.75%
Other Expenses (before
 waivers)...............     0.29%(4)    0.29%(4)   0.44%      0.44%      0.44%      0.44%
                             ----        ----       ----       ----       ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............     1.14%(5)    1.84%(5)   1.19%      1.94%      1.19%      1.94%
                             ====        ====       ====       ====       ====       ====

--------
 * In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile Growth & Income Equity Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar Growth and Income Fund.
(1) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(2) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                           Investor A Investor B
                                                             Shares     Shares
                                                           ---------- ----------
   Mercantile Growth & Income Equity Portfolio............   0.19%      0.19%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                           Investor A Investor B
                                                             Shares     Shares
                                                           ---------- ----------
   Mercantile Growth & Income Equity Portfolio............   1.04%      1.74%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                  Mercantile                         Firstar
                                   Growth &                        Growth and
                                 Income Equity                       Income                       Combined Fund
                                   Portfolio                          Fund                          Pro Forma
                       --------------------------------- ------------------------------- -------------------------------
                       Investor A       Investor B       Retail A        Retail B        Retail A        Retail B
                         Shares           Shares          Shares          Shares          Shares          Shares
                       ---------- ---------------------- -------- ---------------------- -------- ----------------------
                                   Assuming  Assuming No           Assuming  Assuming No           Assuming  Assuming No
                                  Redemption Redemption           Redemption Redemption           Redemption Redemption
                                  ---------- -----------          ---------- -----------          ---------- -----------
1 year................   $  660     $  687     $  187     $  665    $  697     $  197     $  665    $  697     $  197
3 years...............   $  892     $  879     $  579     $  907    $  909     $  609     $  907    $  909     $  609
5 years...............   $1,143     $1,195     $  995     $1,168    $1,247     $1,047     $1,168    $1,247     $1,047
10 years..............   $1,860     $1,807     $1,807     $1,914    $1,891     $1,891     $1,914    $1,891     $1,891

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

  MERCANTILE GROWTH EQUITY PORTFOLIO--TRUST SHARES AND INSTITUTIONAL SHARES*

        FIRSTAR GROWTH FUND--INSTITUTIONAL SHARES AND CLASS Y SHARES**

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Growth Equity Portfolio is as follows:

     Trust Shares--decrease .03%           Institutional Shares--decrease .08%

                                 Mercantile                            Firstar            Combined Fund
                          Growth Equity Portfolio                    Growth Fund            Pro Forma
                          --------------------------------      --------------------- ---------------------
                           Trust            Institutional       Institutional Class Y Institutional Class Y
                           Shares              Shares              Shares     Shares     Shares     Shares
                          -----------      ---------------      ------------- ------- ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........          None                None          None          +       None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............          None                None          None          +       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....          None                None          None          +       None       None
Redemption Fees.........          None                None          None(1)       +       None(1)    None(1)
Exchange Fee............          None                None          None          +       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............          0.75%               0.75%         0.75%         +       0.75%      0.75%
Distribution and Service
 (12b-1) Fees...........          None                None          None          +       None       None
Other Expenses (before
 waivers)...............          0.62%(2)            0.62%(2)      0.20%         +       0.19%      0.44%
                           -----------         -----------          ----                  ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............          1.37%(3)            1.37%(3)      0.95%         +       0.94%      1.19%
                           ===========         ===========          ====                  ====       ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile Growth Equity Portfolio will receive Institutional Shares of the Firstar Growth Fund and holders of Institutional Shares of the Mercantile Growth Equity Portfolio will receive Class Y Shares of the Firstar Growth Fund.
** It is expected that at the time of the Reorganization, the Firstar Growth Fund will be renamed the Firstar Large Cap Core Equity Fund.
 + Class Y Shares will not be issued until the applicable effective time of the Reorganization.
(1) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(2) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                            Trust  Institutional
                                                            Shares    Shares
                                                            ------ -------------
   Mercantile Growth Equity Portfolio...................... 0.22%      0.52%

(3) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                            Trust  Institutional
                                                            Shares    Shares
                                                            ------ -------------
   Mercantile Growth Equity Portfolio...................... 0.97%      1.27%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                   Mercantile               Firstar            Combined Fund
            Growth Equity Portfolio    Large Growth Fund         Pro Forma
            ------------------------ --------------------- ---------------------
             Trust    Institutional  Institutional Class Y Institutional Class Y
             Shares      Shares         Shares     Shares     Shares     Shares
            ------------------------ ------------- ------- ------------- -------
1 year....  $       139 $       139     $   97       N/A      $   96     $  121
3 years...  $       434 $       434     $  303       N/A      $  300     $  378
5 years...  $       750 $       750     $  525       N/A      $  520     $  654
10 years..  $     1,646 $     1,646     $1,166       N/A      $1,155     $1,443

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

  MERCANTILE GROWTH EQUITY PORTFOLIO--INVESTOR A SHARES & INVESTOR B SHARES*

           FIRSTAR GROWTH FUND--RETAIL A SHARES & RETAIL B SHARES**

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Growth Equity Portfolio is as follows:

  Investor A Shares--decrease .08%          Investor B Shares--decrease .03%

                                Mercantile                           Firstar          Combined Fund Pro
                          Growth Equity Portfolio                  Growth Fund              Forma
                          ------------------------------        -------------------   -------------------
                          Investor A         Investor B         Retail A   Retail B   Retail A   Retail B
                            Shares             Shares            Shares     Shares     Shares     Shares
                          -----------        -----------        --------   --------   --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........            5.50%              None       5.50%      None       5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............            None               None       None       None       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....            None               5.00%(1)   None       5.00%(1)   None       5.00%(1)
Redemption Fees.........            None               None       None(2)    None(2)    None(2)    None(2)
Exchange Fee............            None               None       None       None       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............            0.75%              0.75%      0.75%      0.75%      0.75%      0.75%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............            0.30%              1.00%      0.00%(3)   0.75%      0.00%(3)   0.75%
Other Expenses (before
 waivers)...............            0.32%(4)           0.32%(4)   0.45%      0.45%      0.44%      0.44%
                             -----------        -----------       ----       ----       ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............            1.37%(5)           2.07%(5)   1.20%      1.95%      1.19%      1.94%
                             ===========        ===========       ====       ====       ====       ====

--------
 * In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile Growth Equity Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar Growth Fund.
** It is expected that at the time of the Reorganization, the Firstar Growth Fund will be renamed the Firstar Large Cap Core Equity Fund.
(1) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(2) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                           Investor A Investor B
                                                             Shares     Shares
                                                           ---------- ----------
   Mercantile Growth Equity Portfolio.....................   0.22%      0.22%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                           Investor A Investor B
                                                             Shares     Shares
                                                           ---------- ----------
   Mercantile Growth Equity Portfolio.....................   1.27%      1.97%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                  Mercantile                         Firstar                      Combined Fund
                            Growth Equity Portfolio                Growth Fund                      Pro Forma
                       --------------------------------- ------------------------------- -------------------------------
                       Investor A       Investor B       Retail A        Retail B        Retail A        Retail B
                         Shares           Shares          Shares          Shares          Shares          Shares
                       ---------- ---------------------- -------- ---------------------- -------- ----------------------
                                   Assuming  Assuming No           Assuming  Assuming No           Assuming  Assuming No
                                  Redemption Redemption           Redemption Redemption           Redemption Redemption
                                  ---------- -----------          ---------- -----------          ---------- -----------
1 year................   $  682     $  710     $  210     $  666    $  698     $  198     $  665    $  697     $  197
3 years...............   $  960     $  949     $  649     $  910    $  912     $  612     $  907    $  909     $  609
5 years...............   $1,259     $1,314     $1,114     $1,173    $1,252     $1,052     $1,168    $1,247     $1,047
10 years..............   $2,106     $2,057     $2,057     $1,925    $1,902     $1,902     $1,914    $1,891     $1,891

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

 MERCANTILE SMALL CAP EQUITY PORTFOLIO--TRUST SHARES AND INSTITUTIONAL SHARES*

   FIRSTAR EMERGING GROWTH FUND--INSTITUTIONAL SHARES AND CLASS Y SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Small Cap Equity Portfolio is as follows:

       Trust Shares--no change             Institutional Shares--decrease .05%

                               Mercantile
                            Small Cap Equity             Firstar            Combined Fund
                               Portfolio          Emerging Growth Fund        Pro Forma
                          ----------------------- --------------------- ---------------------
                          Trust     Institutional Institutional Class Y Institutional Class Y
                          Shares       Shares        Shares     Shares     Shares     Shares
                          ------    ------------- ------------- ------- ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None          None          +       None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None          None          +       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None          None          +       None       None
Redemption Fees.........   None         None          None(2)       +       None(2)    None(2)
Exchange Fee............   None         None          None          +       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.75%        0.75%         0.75%         +       0.75%(3)   0.75%(3)
Distribution and Service
 (12b-1) Fees...........   None         None          None          +       None       None
Other Expenses (before
 waivers)...............   0.61%(4)     0.61%(4)      0.31%         +       0.22%      0.47%
                           ----         ----          ----                  ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............   1.36%(5)     1.36%(5)      1.06%         +       0.97%(5)   1.22%(5)
                           ====         ====          ====                  ====       ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile Small Cap Equity Portfolio will receive Institutional Shares of the Firstar Emerging Growth Fund, and holders of Institutional Shares of the Mercantile Small Cap Equity Portfolio will receive Class Y Shares of the Firstar Emerging Growth Fund.
 + Class Y Shares will not be issued until the applicable effective time of the Reorganization.
(1) It is expected that the Firstar Emerging Growth Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Mercantile Small Cap Equity Portfolio. In addition, at the time of the Reorganization, it is expected that the Firstar Emerging Growth Fund will be renamed the Firstar Small Cap Core Equity Fund.
(2) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be 0.74% for the Combined Fund Pro Forma.
(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                            Trust  Institutional
                                                            Shares    Shares
                                                            ------ -------------
   Mercantile Small Cap Equity Portfolio................... 0.21%      0.51%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                    Trust  Institutional Class Y
                                                    Shares    Shares     Shares
                                                    ------ ------------- -------
   Mercantile Small Cap Equity Portfolio...........  0.96%     1.26%       --
   Combined Fund Pro Forma.........................   --       0.96%      1.21%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                    Mercantile
                 Small Cap Equity          Firstar            Combined Fund
                    Portfolio       Emerging Growth Fund        Pro Forma
               -------------------- --------------------- ---------------------
               Trust  Institutional Institutional Class Y Institutional Class Y
               Shares    Shares        Shares     Shares     Shares     Shares
               ------ ------------- ------------- ------- ------------- -------
1 year........ $  138    $  138        $  108       N/A      $  100     $  125
3 years....... $  431    $  431        $  337       N/A      $  312     $  390
5 years....... $  745    $  745        $  585       N/A      $  542     $  676
10 years...... $1,635    $1,635        $1,294       N/A      $1,201     $1,489

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

    MERCANTILE SMALL CAP EQUITY PORTFOLIO--INVESTOR A SHARES AND INVESTOR B
                                    SHARES*

     FIRSTAR EMERGING GROWTH FUND--RETAIL A SHARES AND RETAIL B SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Small Cap Equity Portfolio is as follows:

  Investor A Shares--decrease .05%            Investor B Shares--no change

                               Mercantile              Firstar
                            Small Cap Equity       Emerging Growth        Combined Fund
                                Portfolio               Fund                Pro Forma
                          ----------------------  -------------------   -------------------
                          Investor A  Investor B  Retail A   Retail B   Retail A   Retail B
                            Shares      Shares     Shares     Shares     Shares     Shares
                          ----------  ----------  --------   --------   --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     5.50%       None       5.50%      None       5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None       None       None       None       None
Maximum Deferred Sales
 Load
 (as a percentage of
 redemption proceeds)...     None        5.00%(2)   None       5.00%(2)   None       5.00%(2)
Redemption Fees.........     None        None       None(3)    None(3)    None(3)    None(3)
Exchange Fee............     None        None       None       None       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............     0.75%       0.75%      0.75%      0.75%      0.75%(4)   0.75%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%       1.00%      0.00%(5)   0.75%      0.00%(5)   0.75%
Other Expenses (before
 waivers)...............     0.31%(6)    0.31%(6)   0.56%      0.56%      0.47%      0.47%
                             ----        ----       ----       ----       ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............     1.36%(7)    2.06%(7)   1.31%      2.06%      1.22%(7)   1.97%(7)
                             ====        ====       ====       ====       ====       ====

--------
 * In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile Small Cap Equity Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar Emerging Growth Fund.
(1) It is expected that the Firstar Emerging Growth Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Mercantile Small Cap Equity Portfolio. In addition, it is expected that at the time of the Reorganization, the Firstar Emerging Growth Fund will be renamed the Firstar Small Cap Core Equity Fund.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.74% for the Combined Fund Pro Forma.
(5) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(6) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                           Investor A Investor B
                                                             Shares     Shares
                                                           ---------- ----------
   Mercantile Small Cap Equity Portfolio..................    0.21%      0.21%

(7) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                      Investor A Investor B Retail A Retail B
                                        Shares     Shares    Shares   Shares
                                      ---------- ---------- -------- --------
   Mercantile Small Cap Equity
    Portfolio........................    1.26%      1.96%      --       --
   Combined Fund Pro Forma...........     --         --       1.21%    1.96%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                  Mercantile                         Firstar                      Combined Fund
                          Small Cap Equity Portfolio          Emerging Growth Fund                  Pro Forma
                       --------------------------------- ------------------------------- -------------------------------
                       Investor A       Investor B       Retail A        Retail B        Retail A        Retail B
                         Shares           Shares          Shares          Shares          Shares          Shares
                       ---------- ---------------------- -------- ---------------------- -------- ----------------------
                                   Assuming  Assuming No           Assuming  Assuming No           Assuming  Assuming No
                                  Redemption Redemption           Redemption Redemption           Redemption Redemption
                                  ---------- -----------          ---------- -----------          ---------- -----------
1 year................   $  681     $  709     $  209     $  676    $  709     $  209     $  668    $  701     $  201
3 years...............   $  957     $  946     $  646     $  942    $  946     $  646     $  919    $  921     $  621
5 years...............   $1,254     $1,308     $1,108     $1,229    $1,308     $1,108     $1,188    $1,268     $1,068
10 years..............   $2,095     $2,046     $2,046     $2,042    $2,021     $2,021     $1,957    $1,935     $1,935

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                 MERCANTILE SMALL CAP EQUITY INDEX PORTFOLIO*

                        FIRSTAR SMALL CAP INDEX FUND(1)

  As further detailed below, the effect of the Reorganization on the total fund operating expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile Small Cap Equity Index Portfolio is as follows:

       Trust Shares--no change             Institutional Shares--decrease .05%
  Investor A Shares--decrease .05%

                                    Mercantile
                              Small Cap Equity Index                  Combined Fund
                                     Portfolio                          Pro Forma
                          ----------------------------------  ---------------------------------
                          Trust     Institutional Investor A  Institutional Class Y    Retail A
                          Shares       Shares       Shares       Shares     Shares      Shares
                          ------    ------------- ----------  ------------- -------    --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None         5.50%        None       None        5.50%
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None         None         None       None        None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None         None         None       None        None
Redemption Fees.........   None         None         None         None(2)    None(2)     None(2)
Exchange Fee............   None         None         None         None       None        None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.40%        0.40%        0.40%        0.40%(3)   0.40%(3)    0.40%(3)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None         None         0.30%        None       None        0.00%(4)
Other Expenses (before
 waivers)...............   0.68%(5)     0.68%(5)     0.38%(5)     0.34%      0.59%       0.59%
                           ----         ----         ----         ----       ----        ----
 Total Fund Operating
  Expenses (before
  waivers)(6)...........   1.08%        1.08%        1.08%        0.74%      0.99%       0.99%
                           ====         ====         ====         ====       ====        ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile Small Cap Equity Index Portfolio will receive Institutional Shares of the Firstar Small Cap Index Fund, holders of Institutional Shares of the Mercantile Small Cap Equity Index Portfolio will receive Class Y Shares of the Firstar Small Cap Index Fund, and holders of Investor A Shares of the Mercantile Small Cap Equity Index Portfolio will receive Retail A Shares of the Firstar Small Cap Index Fund.
(1) The Firstar Small Cap Index Fund has not yet commenced operations. The Firstar Small Cap Index Fund will continue the operations of the Mercantile Small Cap Equity Index Portfolio upon consummation of the Reorganization relating to those Funds.
(2) A fee of $12.00 is charged for each wire redemption (Retail A Shares) and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be 0.34% for the Combined Fund Pro Forma.
(4) The total of all distribution (12b-1) fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for Retail A Shares. The Fund does not expect to pay distribution (12b-1) fees with respect to Retail A Shares for the current fiscal year.
(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  Other Expenses (after waivers) would be:

                                              Trust  Institutional Investor A
                                              Shares    Shares       Shares
                                              ------ ------------- ----------
   Mercantile Small Cap Equity Index
    Portfolio................................ 0.28%      0.58%       0.28%

(6) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the

   Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                              Trust  Institutional Investor A Class Y Retail A
                              Shares    Shares       Shares   Shares   Shares
                              ------ ------------- ---------- ------- --------
   Mercantile Small Cap
    Equity Index Portfolio..   0.68%     0.98%        0.98%     --       --
   Combined Fund Pro Forma..    --       0.68%         --      0.93%    0.93%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                           Mercantile
                        Small Cap Equity                 Combined Fund
                         Index Portfolio                   Pro Forma
                 ------------------------------- ------------------------------
                 Trust  Institutional Investor A Institutional Class Y Retail A
                 Shares    Shares       Shares      Shares     Shares   Shares
                 ------ ------------- ---------- ------------- ------- --------
1 year.......... $  110    $  110       $  654       $ 76      $  101   $  645
3 years......... $  343    $  343       $  875       $237      $  315   $  848
5 years......... $  595    $  595       $1,113       $413      $  547   $1,067
10 years........ $1,317    $1,317       $1,795       $920      $1,213   $1,696

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear.

   MERCANTILE INTERNATIONAL EQUITY PORTFOLIO--TRUST SHARES AND INSTITUTIONAL
                                    SHARES*

   FIRSTAR CORE INTERNATIONAL EQUITY FUND--INSTITUTIONAL SHARES AND CLASS Y
                                   SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile International Equity Portfolio is as follows:

       Trust Shares--no change             Institutional Shares--decrease .05%

                               Mercantile                Firstar
                             International         Core International       Combined Fund
                            Equity Portfolio           Equity Fund            Pro Forma
                          ----------------------- --------------------- ---------------------
                          Trust     Institutional Institutional Class Y Institutional Class Y
                          Shares       Shares        Shares     Shares     Shares     Shares
                          ------    ------------- ------------- ------- ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None          None          +       None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None          None          +       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None          None          +       None       None
Redemption Fees.........   None         None          None(2)       +       None(2)    None(2)
Exchange Fee............   None         None          None          +       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)(3)............   1.00%        1.00%         1.25%         +       1.00%      1.00%
Distribution and Service
 (12b-1) Fees...........   None         None          None          +       None       None
Other Expenses (before
 waivers)...............   0.72%(4)     0.72%(4)      0.62%         +       0.32%      0.57%
                           ----         ----          ----                  ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(5)...........   1.72%        1.72%         1.87%         +       1.32%      1.57%
                           ====         ====          ====                  ====       ====

--------
 * In the Reorganization, holders of Trust Shares of the Mercantile International Equity Portfolio will receive Institutional Shares of the Firstar Core International Equity Fund and holders of Institutional Shares of the Mercantile International Equity Portfolio will receive Class Y Shares of the Firstar Core International Equity Fund.
 + Class Y Shares will not be issued until the applicable effective time of the Reorganization.
(1) It is expected that the Firstar Core International Equity Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Mercantile International Equity Portfolio. In addition, it is expected that at the time of the Reorganization, the Firstar Core International Equity Fund will be renamed the Firstar International Growth Fund.
(2) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3)  Management Fees (after waivers) would be:

   Mercantile International Equity Portfolio........ 0.94%
   Firstar Core International Equity Fund........... 0.83%
   Combined Fund Pro Forma.......................... 0.94%

(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                            Trust  Institutional
                                                            Shares    Shares
                                                            ------ -------------
   Mercantile International Equity Portfolio............... 0.32%      0.62%

(5) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                  Trust  Institutional Class Y
                                                  Shares    Shares     Shares
                                                  ------ ------------- -------
   Mercantile International Equity Portfolio.....  1.26%     1.56%       --
   Firstar Core International Equity Fund........   --       1.45%       N/A
   Combined Fund Pro Forma.......................   --       1.26%      1.51%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                    Mercantile             Firstar
                  International      Core International       Combined Fund
                 Equity Portfolio        Equity Fund            Pro Forma
               -------------------- --------------------- ---------------------
               Trust  Institutional Institutional Class Y Institutional Class Y
               Shares    Shares        Shares     Shares     Shares     Shares
               ------ ------------- ------------- ------- ------------- -------
1 year........ $  175    $  175        $  190       N/A      $  134     $  160
3 years....... $  542    $  542        $  588       N/A      $  418     $  496
5 years....... $  933    $  933        $1,011       N/A      $  723     $  855
10 years...... $2,030    $2,030        $2,190       N/A      $1,590     $1,867

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

  MERCANTILE INTERNATIONAL EQUITY PORTFOLIO--INVESTOR A SHARES AND INVESTOR B
                                    SHARES*

 FIRSTAR CORE INTERNATIONAL EQUITY FUND--RETAIL A SHARES ANDRETAIL B SHARES(1)

  As further detailed below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by former shareholders of the Mercantile International Equity Portfolio is as follows:

  Investor A Shares--decrease .05%            Investor B Shares--no change

                               Mercantile               Firstar
                              International       Core International                Combined Fund
                            Equity Portfolio          Equity Fund                     Pro Forma
                          ----------------------  -------------------------       -------------------
                          Investor A  Investor B  Retail A        Retail B        Retail A   Retail B
                            Shares      Shares     Shares          Shares          Shares     Shares
                          ----------  ----------  ---------       ---------       --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     5.50%       None            5.50%           None       5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None            None            None       None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None        5.00%(2)        None            5.00%(2)   None       5.00%(2)
Redemption Fees.........     None        None            None(3)         None(3)    None(3)    None(3)
Exchange Fee............     None        None            None            None       None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)(4)............     1.00%       1.00%           1.25%           1.25%      1.00%      1.00%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%       1.00%           0.25%(5)        0.75%      0.25%(5)   0.75%
Other Expenses (before
 waivers)...............     0.42%(6)    0.42%(6)        0.87%           0.87%      0.57%      0.57%
                             ----        ----       ---------       ---------       ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(7)...........     1.72%       2.42%           2.37%           2.87%      1.82%      2.32%
                             ====        ====       =========       =========       ====       ====

--------
 * In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile International Equity Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar Core International Equity Fund.
(1) It is expected that the Firstar Core International Equity Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Mercantile International Equity Portfolio. In addition, it is expected that at the time of the Reorganization, the Firstar Core International Equity Fund will be renamed the Firstar International Growth Fund.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(4)  Management Fees (after waivers) would be:

   Mercantile International Equity Portfolio........ 0.94%
   Firstar Core International Equity Fund........... 0.83%
   Combined Fund Pro Forma.......................... 0.94%

(5) The Firstar Core International Equity Fund and Combined Fund Pro Forma do not intend to pay distribution (12b-1) fees with respect to the Retail A Shares.
(6) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain other expenses.

  "Other Expenses" (after waivers) would be:

                                                           Investor A Investor B
                                                             Shares     Shares
                                                           ---------- ----------
   Mercantile International Equity Portfolio..............   0.32%      0.32%

(7) As a result of fee waivers and/or expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that for the period from the applicable effective time of the Reorganization through October 31, 2001, Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                      Investor A Investor B Retail A Retail B
                                        Shares     Shares    Shares   Shares
                                      ---------- ---------- -------- --------
   Mercantile International Equity
    Portfolio........................    1.56%      2.26%      --       --
   Firstar Core International Equity
    Fund.............................     --         --       1.70%    2.45%
   Combined Fund Pro Forma...........     --         --       1.51%    2.26%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                  Mercantile                         Firstar
                                 International                 Core International                 Combined Fund
                               Equity Portfolio                    Equity Fund                      Pro Forma
                       --------------------------------- ------------------------------- -------------------------------
                       Investor A       Investor B       Retail A        Retail B        Retail A        Retail B
                         Shares           Shares          Shares          Shares          Shares          Shares
                       ---------- ---------------------- -------- ---------------------- -------- ----------------------
                                   Assuming  Assuming No           Assuming  Assuming No           Assuming  Assuming No
                                  Redemption Redemption           Redemption Redemption           Redemption Redemption
                                  ---------- -----------          ---------- -----------          ---------- -----------
1 year................   $  715     $  745     $  245     $  777    $  790     $  290     $  725    $  735     $  235
3 years...............   $1,062     $1,055     $  755     $1,249    $1,189     $  889     $1,091    $1,024     $  724
5 years...............   $1,432     $1,491     $1,291     $1,746    $1,713     $1,513     $1,481    $1,440     $1,240
10 years..............   $2,469     $2,425     $2,425     $3,107    $2,969     $2,969     $2,570    $2,418     $2,418

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

  Performance Comparisons of the Existing Firstar Funds and Corresponding Mercantile Funds.

  The following section provides a comparison of the total return performance of the Reorganizing Mercantile Funds and the Existing Firstar Funds and is followed by the Management Discussion of Firstar Fund Performance which was included in the Firstar Annual Report for the fiscal year ended October 31, 1999.

  The total returns of the Firstar Funds are competitive with those of the Mercantile Funds as shown below. No Y Shares of the Firstar Non-Money Market Funds or Institutional Shares of the Firstar Money Market Funds were outstanding as of July 31, 2000. In addition, comparisons of the total returns of the Investor A Shares, Trust Shares and Institutional Shares of the Mercantile Bond Index Portfolio and Mercantile Government & Corporate Bond Portfolio are set forth below, since these portfolios are being reorganized into a Firstar Fund that has not yet commenced operations but will continue the investment operations of the Mercantile Government & Corporate Bond Portfolio. (Returns are not provided for Investor B Shares of the Mercantile Government & Corporate Bond Portfolio since no class of shares offered by the Mercantile Bond Index Portfolio will reorganize into the same class of the Corresponding Firstar Fund as Investor B Shares of the Mercantile Government & Corporate Bond Portfolio.) However, comparisons of the total returns of the Mercantile U.S. Government Securities Portfolio and Stellar U.S. Government Income Fund, and the Mercantile National Municipal Bond Portfolio and Stellar Insured Tax-Free Bond Fund, multiple Funds that are being reorganized into existing Firstar Funds that have not commenced operations but will continue the operations of the Mercantile U.S. Government Securities Portfolio and Mercantile National Municipal Bond Portfolio, respectively, are not listed below. Performance shown is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be reduced.

                           Total Return Performance
                             (As of July 31, 2000)

                                                          Mercantile                                           Firstar
                                                         Money Market                                        Money Market
                                                           Portfolio                                             Fund
                        ----------------------------------------------------------------------------------- --------------
                                                                                         Investor B Shares
                                                                                         (with applicable
                            Trust          Trust II      Institutional    Investor A    contingent deferred    Retail A
                            Shares          Shares          Shares          Shares         sales charge)        Shares
                        --------------  ---------------  -------------  --------------  ------------------- --------------
1 Year................. 4.80%           5.04%            4.80%          4.69%           -1.02%              4.57%
5 Years................ 4.99%           N/A              4.88%          4.86%           N/A                 5.07%
10 Years............... N/A             N/A              N/A            4.59%           N/A                 4.91%
Since Inception........ 4.55% (12/1/90) 4.91% (11/10/98) 4.70% (1/3/94) 5.28% (3/24/83) 4.02% (1/26/96)     5.43% (3/16/88)

Best Quarter........... 1.63%/Q1 '91    1.45%/Q2 '00     1.34%/Q2 '95   1.97%/Q2 '90    -3.94%/Q4 '97       2.33%/Q2 '89
Worst Quarter.......... 0.66%/Q2 '93    1.10%/Q2 '99     1.04%/Q2 '99   0.61%/Q2 '93    -4.15%/Q2 '99       0.64%/Q2 '93

                                                   Mercantile       Firstar
                                                   Tax-Exempt      Tax-Exempt
                                                  Money Market    Money Market
                                                   Portfolio          Fund
                                                 --------------  --------------
                                                   Investor A       Retail A
                                                     Shares          Shares
                                                 --------------  --------------
   1 Year....................................... 2.69%           2.81%
   5 Years...................................... 2.76%           3.01%
   10 Years..................................... 2.83%           3.13%
   Since Inception.............................. 3.32% (7/10/86) 3.57% (6/27/88)

   Best Quarter................................. 1.38%/Q2 '90    1.58%/Q2 '89
   Worst Quarter................................ 0.39%/Q1 '94    0.50%/Q1 '94

                                            Mercantile            Firstar
                                           Intermediate         Intermediate
                                          Corporate Bond        Bond Market
                                             Portfolio              Fund
                                        ------------------- --------------------
                                           Trust Shares     Institutional Shares
                                        ------------------- --------------------
   1 Year.............................. -0.87%              1.88%
   5 Years............................. N/A                 6.16%
   Since Inception..................... 4.54% (2/10/97)     5.83% (1/5/93)

   Best Quarter........................ 5.33%/Q3 '98        5.02%/Q2 '95
   Worst Quarter....................... -1.41%/Q2 '99       -2.04%/Q1 '94

                                            Mercantile            Firstar
                                           Intermediate         Intermediate
                                          Corporate Bond        Bond Market
                                             Portfolio              Fund
                                        ------------------- --------------------
                                         Investor A Shares    Retail A Shares
                                        ------------------- --------------------
                                           (with maximum       (with maximum
                                        4.00% sales charge) 4.00% sales charge)
   1 Year.............................. -5.11%              -2.43%
   5 Years............................. N/A                 5.05%
   Since Inception..................... 2.94% (2/10/97)     5.05% (1/5/93)

   Best Quarter........................ 1.04%/Q3 '98        2.86%/Q2 '95
   Worst Quarter....................... -5.43%/Q2 '99       -5.97%/Q1 '94
                                                                 Mercantile
                                            Mercantile          Government &
                                            Bond Index         Corporate Bond
                                             Portfolio           Portfolio
                                        ------------------- --------------------
                                           Trust Shares         Trust Shares
                                        ------------------- --------------------
   1 Year.............................. 1.35%               5.38%
   5 Years............................. N/A                 5.82%
   Since Inception..................... 5.48% (2/10/97)     6.83% (2/1/91)

   Best Quarter........................ 4.68%/Q3 '98        5.68%/Q2 '95
   Worst Quarter....................... -1.01%/Q2 '99       -2.71%/Q1 '96
                                                                 Mercantile
                                            Mercantile          Government &
                                            Bond Index         Corporate Bond
                                             Portfolio           Portfolio
                                        ------------------- --------------------
                                           Institutional
                                              Shares        Institutional Shares
                                        ------------------- --------------------
   1 Year.............................. 1.06%               5.08%
   5 Years............................. N/A                 5.51%
   Since Inception..................... 5.29% (2/10/97)     5.15% (1/3/94)

   Best Quarter........................ 4.60%/Q3 '98        5.60%/Q2 '95
   Worst Quarter....................... -1.08%/Q2 '99       -2.79%/Q1 '96

                                                                 Mercantile
                                            Mercantile          Government &
                                            Bond Index         Corporate Bond
                                             Portfolio           Portfolio
                                        ------------------- --------------------
                                         Investor A Shares   Investor A Shares
                                        ------------------- --------------------
                                           (with maximum       (with maximum
                                        4.00% sales charge) 4.00% sales charge)
   1 Year.............................. -2.99%              0.86%
   5 Years............................. N/A                 4.61%
   10 Years............................ N/A                 6.27%
   Since Inception..................... 3.86% (2/10/97)     6.55% (6/15/88)

   Best Quarter........................ 0.41%/Q3 '98        1.40%/Q2 '95
   Worst Quarter....................... -5.04%/Q2 '99       -6.68%/Q1 '96
                                            Mercantile            Firstar
                                        Short-Intermediate       Tax-Exempt
                                             Municipal       Intermediate Bond
                                             Portfolio              Fund
                                        ------------------- --------------------
                                           Trust Shares     Institutional Shares
                                        ------------------- --------------------
   1 Year.............................. -0.11%              0.08%
   5 Years............................. N/A                 4.45%
   Since Inception..................... 3.56% (7/10/95)     4.32% (2/8/93)

   Best Quarter........................ 2.31%/Q3 '98        3.93%/Q1 '95
   Worst Quarter....................... -1.15%/Q2 '99       -2.75%/Q1 '94
                                            Mercantile            Firstar
                                        Short-Intermediate       Tax-Exempt
                                             Municipal       Intermediate Bond
                                             Portfolio              Fund
                                        ------------------- --------------------
                                         Investor A Shares    Retail A Shares
                                        ------------------- --------------------
                                           (with maximum       (with maximum
                                        4.00% sales charge) 4.00% sales charge)
   1 Year.............................. -4.12%              -4.21%
   5 Years............................. N/A                 3.35%
   Since Inception..................... 2.16% (7/10/95)     3.54% (2/8/93)

   Best Quarter........................ -1.77%/Q3 '98       1.79%/Q1 '95
   Worst Quarter....................... -5.13%/Q2 '99       -6.64%/Q1 '94

                                            Mercantile            Firstar
                                             Balanced         Balanced Growth
                                             Portfolio              Fund
                                        ------------------- --------------------
                                           Trust Shares     Institutional Shares
                                        ------------------- --------------------
   1 Year.............................. 2.94%               14.44%
   5 Years............................. 12.87%              14.81%
   Since Inception..................... 10.79% (4/1/93)     11.85% (3/30/92)

   Best Quarter........................ 11.18%/Q4 '98       14.09%/Q4 '98
   Worst Quarter....................... -7.40%/Q3 '98       -7.98%/Q3 '98
                                            Mercantile            Firstar
                                             Balanced         Balanced Growth
                                             Portfolio              Fund
                                        ------------------- --------------------
                                         Investor A Shares    Retail A Shares
                                        ------------------- --------------------
                                           (with maximum       (with maximum
                                        5.50% sales charge) 5.50% sales charge)
   1 Year.............................. -3.10%              7.90%
   5 Years............................. 11.28%              13.26%
   Since Inception..................... 9.65% (4/1/93)      10.89% (3/30/92)

   Best Quarter........................ 4.90%/Q4 '98        8.88%/Q4 '98
   Worst Quarter....................... -12.49%/Q3 '98      -12.17%/Q3 '98

                                             Mercantile            Firstar
                                              Balanced         Balanced Growth
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor B Shares    Retail B Shares
                                         ------------------- -------------------
   1 Year............................... -2.30%              8.30%
   5 Years.............................. 11.51%              N/A
   Since Inception...................... 12.15% (4/1/93)     9.48% (3/1/99)

   Best Quarter......................... 5.95%/Q4 '98        7.16%/Q4 '99
   Worst Quarter........................ -12.28%/Q3 '98      -9.78%/Q3 '99

                                             Mercantile            Firstar
                                            Equity Index        Equity Index
                                              Portfolio             Fund
                                         ------------------- -------------------
                                                                Institutional
                                            Trust Shares           Shares
                                         ------------------- -------------------
   1 Year............................... 9.90%               9.55%
   5 Years.............................. N/A                 24.79%
   10 Years............................. N/A                 18.27%
   Since Inception...................... 23.33% (5/1/97)     16.98% (12/29/89)

   Best Quarter......................... 21.19%/Q4 "98       21.52%/Q4 "98
   Worst Quarter........................ -9.96%/Q3 "98       -13.60%/Q3 "98
                                             Mercantile            Firstar
                                            Equity Index        Equity Index
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor A Shares    Retail A Shares
                                         ------------------- -------------------
                                            (with maximum       (with maximum
                                         5.50% sales charge) 5.50% sales charge)
   1 Year............................... 3.53%               3.25%
   5 Years.............................. N/A                 23.11%
   10 Years............................. N/A                 17.46%
   Since Inception...................... 20.66% (5/1/97)     16.19% (12/29/89)

   Best Quarter......................... 14.36%/Q4 "98       15.98%/Q4 "98
   Worst Quarter........................ -14.91%/Q3 "98      -18.34%/Q3 "90
                                             Mercantile
                                           Growth & Income         Firstar
                                               Equity          Growth & Income
                                              Portfolio             Fund
                                         ------------------- -------------------
                                                                Institutional
                                            Trust Shares           Shares
                                         ------------------- -------------------
   1 Year............................... 4.90%               4.74%
   5 Years.............................. 18.37%              21.52%
   10 Years............................. N/A                 15.60%
   Since Inception...................... 15.29% (4/1/91)     14.52% (12/29/89)

   Best Quarter......................... 18.59%/Q4 "98       17.77%/Q4 "98
   Worst Quarter........................ -14.34%/Q3 "98      -9.72%/Q3 "98

                                             Mercantile
                                           Growth & Income         Firstar
                                               Equity          Growth & Income
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor A Shares    Retail A Shares
                                         ------------------- -------------------
                                            (with maximum       (with maximum
                                         5.50% sales charge) 5.50% sales charge)
   1 Year............................... -1.14%              -1.27%
   5 Years.............................. 16.63%              19.88%
   10 Years............................. 14.37%              14.81%
   Since Inception...................... 14.35% (6/2/88)     12.41% (12/29/89)

   Best Quarter......................... 12.00%/Q4 "98       12.41%/Q4 "98
   Worst Quarter........................ -19.12%/Q3 "98      -13.84%Q3 "98

                                             Mercantile
                                           Growth & Income         Firstar
                                               Equity          Growth & Income
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor B Shares    Retail B Shares
                                         ------------------- -------------------
   1 Year............................... -0.64%              -1.35%
   5 Years.............................. 16.98%              N/A
   Since Inception...................... 18.00% (3/1/95)     4.65% (3/1/99)
   Best Quarter......................... 9.02%/Q1 "98        3.39%/Q4 "99
   Worst Quarter........................ -15.83%/Q3 "98      -14.02%/Q3 "99
                                             Mercantile            Firstar
                                            Growth Equity          Growth
                                              Portfolio             Fund
                                         ------------------- -------------------
                                                                Institutional
                                            Trust Shares           Shares
                                         ------------------- -------------------
   1 Year............................... 24.13%              21.22%
   5 Years.............................. N/A                 22.11%
   Since Inception...................... 18.85% (11/24/97)   16.76% (12/29/92)

   Best Quarter......................... 25.77%/Q4 '98       24.04%/Q4 '98
   Worst Quarter........................ -11.73%/Q3 '98      -11.12%/Q3 '98

                                             Mercantile            Firstar
                                            Growth Equity          Growth
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor A Shares    Retail A Shares
                                         ------------------- -------------------
                                            (with maximum       (with maximum
                                         5.50% sales charge) 5.50% sales charge)
   1 Year............................... 17.00%              14.24%
   5 Years.............................. 23.98%              20.46%
   Since Inception...................... 17.83% (1/4/93)     15.68% (12/29/92)

   Best Quarter......................... 18.73%/Q4 '98       18.38%/Q4 '98
   Worst Quarter........................ -16.69%/Q3 '98      -15.17%/Q3 '98
                                             Mercantile            Firstar
                                            Growth Equity          Growth
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor B Shares    Retail B Shares
                                         ------------------- -------------------
   1 Year............................... 17.87%              14.97%
   Since Inception...................... 19.82% (2/23/98)    14.51% (3/1/99)

   Best Quarter......................... 20.40%/Q4 '98       13.21%/Q4 '99
   Worst Quarter........................ -16.38%/Q3 '98      -12.99%/Q3 '99
                                             Mercantile            Firstar
                                          Small Cap Equity     Emerging Growth
                                              Portfolio             Fund
                                         ------------------- -------------------
                                                                Institutional
                                            Trust Shares           Shares
                                         ------------------- -------------------
   1 Year............................... 40.15%              39.06%
   5 Years.............................. 12.36%              N/A
   Since Inception...................... 14.24% (5/6/92)     9.85% (8/15/97)

   Best Quarter......................... 17.06%/Q2 '99       24.59%/Q4 '99
   Worst Quarter........................ -24.71%/Q3 '98      -19.59%/Q3 '98

                                             Mercantile            Firstar
                                          Small Cap Equity     Emerging Growth
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor A Shares    Retail A Shares
                                         ------------------- -------------------
                                            (with maximum       (with maximum
                                         5.50% sales charge) 5.50% sales charge)
   1 Year............................... 32.08%              31.27%
   5 Years.............................. 10.76%              N/A
   Since Inception...................... 13.20% (5/6/92)     7.36% (8/15/97)

   Best Quarter......................... 12.04%/Q4 '92       19.08%/Q4 '99
   Worst Quarter........................ -28.93%/Q3 '98      -23.25%/Q3 '98
                                             Mercantile            Firstar
                                          Small Cap Equity     Emerging Growth
                                              Portfolio             Fund
                                         ------------------- -------------------
                                          Investor B Shares    Retail B Shares
                                         ------------------- -------------------
   1 Year............................... 33.90%              32.77%
   5 Years.............................. 11.01%              N/A
   Since Inception...................... 11.83% (3/1/95)     23.39% (3/1/99)

   Best Quarter......................... 12.87%/Q1 '00       19.45%/Q4 '99
   Worst Quarter........................ -28.63%/Q3 '98      -14.34%/Q3 '99

                                             Mercantile
                                            International          Firstar
                                               Equity        Core International
                                              Portfolio          Equity Fund
                                         ------------------- -------------------
                                                                Institutional
                                            Trust Shares           Shares
                                         ------------------- -------------------
   1 Year............................... 25.13%              N/A
   5 Years.............................. 14.23%              N/A
   Since Inception...................... 12.58% (4/4/94)     0.52% (11/4/99)

   Best Quarter......................... 27.60%/Q4 '99       0.29%/Q2 '00
   Worst Quarter........................ -16.98%/Q3 '98      -8.81%/Q3 '00

                                             Mercantile
                                            International          Firstar
                                               Equity        Core International
                                              Portfolio          Equity Fund
                                         ------------------- -------------------
                                          Investor A Shares    Retail A Shares
                                         ------------------- -------------------
                                         (with maximum 5.50% (with maximum 5.50%
                                            sales charge)       sales charge)
   1 Year............................... 17.92%              N/A
   5 Years.............................. 12.61%              N/A
   Since Inception...................... 11.19% (5/2/94)     -5.21% (11/4/99)

   Best Quarter......................... 27.41%/Q4 '99       0.19%/Q2 '00
   Worst Quarter........................ -17.12%/Q3 '98      -8.92%/Q3 '00

                                             Mercantile
                                            International          Firstar
                                               Equity        Core International
                                              Portfolio          Equity Fund
                                         ------------------- -------------------
                                          Investor B Shares    Retail B Shares
                                         ------------------- -------------------
   1 Year............................... 18.85%              N/A
   5 Years.............................. 12.82%              N/A
   Since Inception...................... 14.49% (3/6/95)     -5.00% (11/4/99)

   Best Quarter......................... 27.17%/Q4 '99       0.00%/Q2 '99
   Worst Quarter........................ -17.24%/Q3 '98      -9.05%/Q3 '00

                  Management Discussion of Fund Performance.

Intermediate Bond Market Fund

  Firstar Intermediate Bond Market Fund seeks to provide an annual rate of total return comparable to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, before Fund expenses. In order to achieve its objective, the Fund may invest in securities with long remaining maturities (10 years or longer) in addition to shorter bonds and notes.

  This Fund's maturity mix gives the portfolio an overall AVERAGE MATURITY OF
5.5 YEARS and a DURATION OF 3.4 YEARS. Firstar Intermediate Bond Fund's duration is just over three years and is between the durations of the other Firstar taxable bond funds. If interest rates rise this Fund will display more downward price movement than the Short-Term Bond Market Fund and less than the Bond IMMDEXTM Fund. When interest rates fall, this Fund will exhibit more upward price movement than Short-Term Bond Market Fund and less than the Bond IMMDEX/TM Fund.

  During 1999, spreads on corporate bonds, asset-backed and mortgage-backed securities tightened from historically wide levels in the fall of 1998. Since that time, we selectively increased the Fund's exposure to these sectors. With the spreads contracting, these sectors have contributed positively to the performance of the Fund over the past year.

 Corporate Bonds

  The Fund's careful, research-intensive process of selecting investment-grade corporate issues, asset-backed securities and mortgages gives the Fund a high-quality focus. Currently the Fund's exposure to the corporate sector represents 56%. Sectors of the corporate market that we continue to favor include finance, banking and brokerage.

 Mortgage-Backed and Asset-Backed Securities

  In general, we purchase only the highest rated (Aaa and Agency) collateralized mortgage obligations (CMOs) and asset-backed securities (ABS). We utilize shorter duration structures with more predictable "cash flow" characteristics. This restrained use of mortgage and ABS instruments is a by-product of our requirement to precisely measure the duration of the portfolio and ensure we "match" the duration of the benchmark index at all times. The Firstar Intermediate Bond Market Fund currently invests 22% in mortgage- and asset-backed securities.

 Consistency is the Hallmark of our Approach

  Since Firstar Intermediate Bond Market Fund's inception on 1/5/93, we have adhered to the same disciplined management approach. During the past 6+ years the financial markets have become more volatile. THE HALLMARK OF OUR APPROACH HAS BEEN THE FUND'S CONSISTENT PERFORMANCE IN ALL MARKET CLIMATES. Firstar Intermediate's returns have been comparable to the benchmark in periods of rising interest rates and falling interest rates. Our goal is to continue to deliver this same consistent performance in the future.

  We look forward to continuing to serve you as a Firstar Fund shareholder.

                                   [GRAPH]

                           FIRSTAR INTERMEDIATE        LEHMAN BROTHERS
                             BOND MARKET FUND         INTERMIATE GOV'T/
                              INSTITUTIONAL             CORP. BOND(4)

   1/5/93                       10,000                     10,000
   10/93                        10,858                     10,844
   10/94                        10,670                     10,635
   10/95                        11,978                     11,968
   10/96                        12,669                     12,663
   10/97                        13,602                     13,612
   10/98                        14,665                     14,853
   10/99                        14,946                     15,000


  This chart assumes an initial investment of $10,000 made on 1/5/93 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate of Return (%)
For Years Ended October 31, 1999

                                      1 Year 3 Years 5 Years  Since Inception
                                      ------ ------- ------- -----------------
Firstar Intermediate Bond Market
 Fund--Institutional.................   1.9    5.7     7.0   6.1 (1/5/93)
Firstar Intermediate Bond Market
 Fund--A--No Load....................   1.7    5.4     6.7   5.9 (1/5/93)
Firstar Intermediate Bond Market
 Fund--A--Load (2)...................  (2.2)   4.1     5.9   5.3 (1/5/93)
Firstar Intermediate Bond Market
 Fund--B--No Load....................   --     --      --    1.0 (3/1/99)(1)
Firstar Intermediate Bond Market
 Fund--B--Load(3)....................   --     --      --    (4.0) (3/1/99)(1)
Lehman Brothers Intermediate
 Gov't./Corp. Bond Index(4)..........   1.0    5.8     7.1   6.1 (1/5/93)

-------
A =  Series A (retail class)
B =  Series B (retail class)
(1) Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
(2)  Reflects maximum sales charge of 3.75%.
(3)  Reflects maximum deferred sales charge of 5.00%.
(4) The Lehman Brothers Intermediate Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following criteria: fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order. An investment cannot be made directly in an index.

  The Lehman Brothers 1-3 Year Government/Corporate Bond Index, the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Government/Corporate Bond Index are trademarks of Lehman Brothers. The Fund, its Adviser and the Co-Administrators are not affiliated in any way with Lehman Brothers. Inclusion of a security in a bond index in no way implies an opinion by Lehman Brothers as to its attractiveness or appropriateness as an investment. Lehman Brothers' publication of the bond index is not made in connection with any sale or offer for sale of securities or any solicitation of orders for the purchase of securities.

  Effective at the close of business January 9, 1995, Firstar Funds began to offer Series A shares. Effective at the close of business on February 28, 1999, Firstar Funds began to offer Series B shares. Series A shares have a 3.75% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the current sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and an annual 0.75% 12b-1 fee. Performance for all share classes reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Sector Distribution 10/31/99
       ----------------------------
       U.S. Treasury.......................................................  18%
       U.S. Government Agency..............................................   0%
       Mortgage-Backed(1)..................................................   6%
       Finance, Banking, Brokerage.........................................  33%
       Industrial..........................................................   9%
       Utility.............................................................   3%
       International/Yankee................................................  11%
       Asset-Backed........................................................  16%
       Cash and Other......................................................   4%
                                                                            ----
         Total............................................................. 100%
                                                                            ====

       Portfolio Composition 10/31/99
       ------------------------------
       Average Maturity............................................... 5.5 Years
       Average Duration............................................... 3.4 Years

--------
(1)  incl. U.S. Gov't. Agency-Backed

       Quality Distribution 10/31/99
       -----------------------------
       U.S. Treasury......................................................   18%
       U.S. Government Agency.............................................    3%
       Aaa................................................................   24%
       Aa.................................................................    8%
       A..................................................................   28%
       Baa................................................................   19%
       Ba.................................................................    0%
                                                                           -----
         Total............................................................  100%
                                                                           =====
       SEC 30-Day Yield
       ----------------
       Institutional...................................................... 6.37%
       A--No Load......................................................... 6.11%
       A--Load............................................................ 5.88%
       B--No Load......................................................... 5.36%
       Total Fund Net Assets 10/31/99
       ------------------------------
       $318,031,682

Tax-Exempt Intermediate Bond Fund

  Firstar Tax-Exempt Intermediate Bond Fund seeks to provide current income exempt from federal taxes and emphasizes total return with relatively low volatility of principal. In order to achieve its objective, the Fund may invest in securities with long remaining maturities (10 years or longer) in addition to shorter bonds and notes. Currently the Fund does not purchase any issues which are subject to the alternative minimum tax.

  This Fund's maturity mix gives it an overall AVERAGE PORTFOLIO MATURITY OF
5.0 YEARS and a DURATION OF 4.1 YEARS. Because Tax-Exempt Intermediate Bond Fund's duration is approximately four years, its NAV will be less price sensitive to changes in interest rates than the typical municipal debt fund which, according to Lipper Analytical Services, has an average duration of 7.8 years. The intermediate average maturity and duration of this Fund protected the Fund from the rise in interest rates over the last twelve months. While the Fund's duration is the single most significant determinant of its return, the Fund's sector allocation is also important. The Fund continues to emphasize high quality holdings, favoring prerefunded, noncallable issues with predictable cash flows.

 Prerefunded Municipal Bonds

  Prerefunded municipal bonds are municipal bonds that hold U.S. Treasury issues in an escrow account, assuring the timely repayment of interest and principal. As of October 31, 1999, OVER 68% OF THE FUND'S HOLDINGS WERE INVESTED IN PREREFUNDED MUNICIPAL BONDS, RESULTING IN AN AVERAGE CREDIT QUALITY RATING OF AAA FOR THE FUND. With credit spreads in the municipal bond market remaining tight, the Fund's focus on superior quality issues will help minimize the effects of any widening of credit spreads and will protect the Fund from any general deterioration of credit quality in the municipal bond market.

 Consistency is the Hallmark of Our Approach

  Since Firstar Tax-Exempt Intermediate Bond Fund's inception on 2/8/93, we have adhered to the same disciplined management approach. The past 6+ years have brought us more volatility in the fixed-income markets than many would have expected. THE HALLMARK OF OUR APPROACH HAS BEEN THE FUND'S CONSISTENT PERFORMANCE IN ALL MARKET CLIMATES. Our goal is to continue to deliver this same consistent performance in the future.

  We look forward to continuing to serve you as a Firstar Fund shareholder.


                                    [GRAPH]

                                                    LEHMAN BROTHERS
                          FIRSTAR TAX EXEMPT         5 YEAR GENERAL
                        INTERMEDIATE BOND FUND   OBLIGATION BOND INDEX(4)

2/8/93                          10,000                 10,000
10/93                           10,536                 10,557
10/94                           10,459                 10,499
10/95                           11,440                 11,586
10/96                           11,900                 12,143
10/97                           12,609                 12,934
10/98                           13,351                 13,777
10/99                           13,403                 13,927

  This chart assumes an initial investment of $10,000 made on 2/8/93 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate of Return (%)
For Years Ended October 31, 1999

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- -----------------
Firstar Tax-Exempt Intermediate Bond
 Fund--Institutional.................   0.4    4.0     5.1    4.5  (2/8/93)
Firstar Tax-Exempt Intermediate Bond
 Fund--A--No Load....................   0.1    3.8     4.8    4.3  (2/8/93)
Firstar Tax-Exempt Intermediate Bond
 Fund--A--Load(2).................... (3.6)    2.4     4.0    3.6  (2/8/93)
Firstar Tax-Exempt Intermediate Bond
 Fund--B--No Load....................   --     --      --    (1.6) (3/1/99)(1)
Firstar Tax-Exempt Intermediate Bond
 Fund--B--Load(3) ...................   --     --      --    (6.4) (3/1/99)(1)
Lehman Brothers 5 Year General
 Obligation Bond Index(4)............   1.1    4.7     5.8    5.1  (2/8/93)

--------
A = Series A (retail class)
B =Series B (retail class)
(1)Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
(2) Reflects maximum sales charge of 3.75%.
(3) Reflects maximum deferred sales charge of 5.00%.
(4) The Lehman Brothers 5 Year General Obligation Bond Index, an unmanaged index, is a total return performance benchmark for the investment-grade tax-exempt bond market. To be included in this index, a municipal bond must be a state or local General Obligation bond; have a minimum credit rating of at least Baa; have been issued as part of an offering of at least $50 million; have a maturity amount outstanding of at least $3 million; have been issued within the last five years; and have a maturity of 4 to 6 years. An investment cannot be made directly in an index.

  The Lehman Brothers 1-3 Year Government/Corporate Bond Index, the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Government/Corporate Bond Index are trademarks of Lehman Brothers. The Fund, its Adviser and the Co-Administrators are not affiliated in any way with Lehman Brothers. Inclusion of a security in a bond index in no way implies an opinion by Lehman Brothers as to its attractiveness or appropriateness as an investment. Lehman Brothers' publication of the bond index is not made in connection with any sale or offer for sale of securities or any solicitation of orders for the purchase of securities.

  Effective at the close of business January 9, 1995, Firstar Funds began to offer Series A shares. Effective at the close of business on February 28, 1999, Firstar Funds began to offer Series B shares. Series A shares have a 3.75% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the current sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and an annual 0.75% 12b-1 fee. Performance for all share classes reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Sector Distribution 10/31/99
       ----------------------------
       General Obligations.................................................   8%
       Escrowed/Prerefunded................................................  68%
       Insured.............................................................  18%
       Revenue.............................................................   3%
       Cash and Other......................................................   3%
                                                                            ----
       Total............................................................... 100%
                                                                            ====

       Quality Distribution 10/31/99
       -----------------------------
       Aaa.................................................................  89%
       Aa..................................................................  11%
                                                                            ----
         Total............................................................. 100%
                                                                            ====

       Portfolio Composition 10/31/99
       ------------------------------
       Average Maturity............................................... 5.0 Years
       Average Duration............................................... 4.1 Years

       Sec 30-Day Yield
       ----------------
       Institutional...................................................... 4.19%
       A--No Load......................................................... 3.94%
       A--Load............................................................ 3.79%
       B--No Load......................................................... 3.19%

       Total Fund
       Net Assets
       10/31/99
       ----------
       $85,123,822

Balanced Growth Fund

  Firstar Balanced Growth Fund seeks capital appreciation combined with reasonable income by investing in stocks and bonds. Typically, the Fund will invest 60% of assets in common stocks of large-, medium- and small-sized companies, with the balance invested in high quality bonds and money markets. As of October 31, 1999, the Fund consisted of 62% in common stocks, 37% in bonds and 1% in money markets. The weighted average market capitalization of the common stocks was $52.5 billion, considerably less than the $116 billion average market capitalization of the Standard & Poor's 500 Stock Index. Bond holdings within the portfolio had a weighted average duration of 5.4 years, matching the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index. For the 12 months ended October 31, 1999, Firstar Balanced Growth Fund returned 5.9% (Institutional shares), compared with the return of 12.6% for the Lipper Balanced Fund Index.

  The world witnessed a remarkable change in economic circumstances in 1999. You may recall high economic stress in 1998 led to three interest rate reductions by the Federal Reserve. The rebound in the world economy in 1999 saw the Fed reverse itself with three rate increases. Stock prices began the fiscal year with a dramatic increase, with the S&P 500 returning 22.3% during the first six months. The change in investor perception from low inflation and low interest rates to higher inflation and interest rate risk slowed the market advance, with the S&P 500 up 2.7% during the last half of the fiscal year. Technology stocks led all others during the year with a phenomenal 69.4% return for the S&P technology sector. This return was responsible for nearly half of the total return of the Index, making diversification a losing strategy for the full year.

  Our sector bet in technology and consumer cyclicals had a positive impact on the portfolio. Offsetting this, however, was an overweighted position in financials, which performed poorly in the face of high interest rates. Our 30% portfolio weight to small- and mid-cap stocks also detracted from results as these sectors continued to underperform the large-cap dominated S&P 500.

  The objective of the fixed-income component of Firstar Balanced Growth Fund is to provide an annual rate of total return comparable to the return of the Lehman Brothers Intermediate Government/Corporate Bond Index. Our careful, research-intensive process of selecting investment-grade corporate issues, mortgage- and asset-backed securities gives the Fund a high-quality focus. One-half (50%) of the fixed-income portion of the Fund is invested in obligations rated Aaa/AAA or higher. Among corporate bonds, we have a preference for finance, banking and brokerage issues along with dollar-denominated international ("Yankee") securities. We believe these sectors represent exceptional value in the current environment. Since the Fund's inception in 1992, we have adhered to the same disciplined management approach. While the past seven years have brought us more volatility in the fixed-income markets than many would have expected, we have applied our consistent, risk-controlled style in all market climates.

  During fiscal 1999, the stock market rewarded only the largest companies with good price performance; however, we believe this trend is nearing exhaustion. History has proven great returns are earned by investing in reasonably valued companies of little notoriety. Today, that area is the small and medium-sized area of the stock market. Firstar Balanced Growth Fund is among the few balanced funds with a large commitment in these companies. With good value in our stock holdings, and bonds offering 4-5% real yield (after inflation), we are excited about the prospects for the Fund in the coming year.

  Thank you for your continued confidence in Firstar Balanced Growth Fund.

                                 [LINE GRAPH]

  This chart assumes an initial investment of $10,000 made on 3/30/92 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate of Return (%)
For Periods Ended October 31, 1999

                                     1 Year 3 Years 5 Years Since Inception
                                     ------ ------- ------- ---------------
Firstar Balanced Growth Fund--
 Institutional......................   5.9   10.9    13.0   10.6  (3/30/92)
Firstar Balanced Growth Fund--A--No
 Load...............................   5.6   10.6    12.7   10.4  (3/30/92)
Firstar Balanced Growth Fund--A--
 Load(2)............................   0.8    8.9    11.7   9.7   (3/30/92)
Firstar Balanced Growth Fund--B--No
 Load...............................   --     --      --    0.3    (3/1/99)(1)
Firstar Balanced Growth Fund--B--
 Load(3)............................   --     --      --    (4.7)  (3/1/99)(1)
Lipper Balanced Fund Index(4).......  12.6   14.5    15.1   12.5  (3/30/92)
S&P 500 Stock Index(5)..............  25.7   26.5    26.0   20.0  (3/30/92)

-------
A = Series A (retail class)
B = Series B (retail class)
(1) Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
(2) Reflects maximum sales charge of 4.50%.
(3) Reflects maximum deferred sales charge of 5.00%.
(4) The Lipper Balanced Fund Index is composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds.
(5) The S&P 500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

  An investment cannot be made directly in an index.

  Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A shares. Effective at the close of business on February 28, 1999, Firstar Funds began to offer Series B shares. Series A shares have a 4.50% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the current sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and an annual 0.75% 12b-1 fee. Performance for all share classes reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Top 5 Equity Holdings 10/31/99
       ------------------------------
       American International Group........................................ 1.1%
       Microsoft Corporation............................................... 1.0%
       SunGard Data Systems................................................ 1.0%
       State Street Corporation............................................ 1.0%
       Protective Life Corporation......................................... 1.0%

  Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

       Total Fund
       Net Assets
       10/31/99
       ----------
       $235,174,312

Equity Index Fund

  Firstar Equity Index Fund seeks to provide investment returns, before Fund expenses, comparable to the price and yield performance of publicly traded stocks in the aggregate, as represented by the S&P 500 Index. The Fund does not use traditional methods of financial and market analysis when making purchase and sale decisions; rather, the Fund invests primarily in common stocks that comprise the S&P 500 Index in proportion to their relative capitalization and sector weightings.

  Firstar Equity Index Fund's net asset value of $91.95 (Institutional shares) on October 31 represents a total return of 2.6% for the last six months of the fiscal year, which was comparable to the S&P's return of 2.7% over the same period.

  We believe by applying a capitalization weighting and sector balancing technique that matches the structure of the S&P 500, as well as using S&P 500 futures contracts to equitize the cash, the Fund should reasonably track the performance of the index.

                                 [LINE GRAPH]

  This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate of Return (%)
For Periods Ended October 31, 1999

                                       1 Year 3 Years 5 Years Since Inception
                                       ------ ------- ------- ----------------
Firstar Equity Index Fund--
 Institutional........................  25.3   26.2    25.6   17.1 (12/29/89)
Firstar Equity Index Fund--A--No
 Load.................................  25.0   25.9    25.3   17.0 (12/29/89)
Firstar Equity Index Fund--A--
 Load(2)..............................  19.4   23.9    24.2   16.4 (12/29/89)
Firstar Equity Index Fund--B--No
 Load.................................   --     --      --     9.9 (3/1/99)(1)
Firstar Equity Index Fund--B--Load(3)
 .....................................   --     --      --     4.9 (3/1/99)(1)
S&P 500 Stock Index(4)................  25.7   26.5    26.0   17.6 (12/29/89)

-------
A = Series A (retail class)
B = Series B (retail class)
(1) Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
(2) Reflects maximum sales charge of 4.50%.

(3) Reflects maximum deferred sales charge of 5.00%.
(4) The S&P 500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

  "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw Hill Companies, Inc. and have been licensed for use by Firstar Funds. The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Equity Index Fund.

  An investment cannot be made directly in an index.

  Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A shares. Effective at the close of business on February 28, 1999, Firstar Funds began to offer Series B shares. Series A shares have a 4.50% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the current sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and an annual 0.75% 12b-1 fee. Performance for all share classes reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Top 5 Equity Holdings 10/31/99
       ------------------------------
       Microsoft Corporation............................................... 4.0%
       General Electric Company............................................ 3.8%
       Intel Corporation................................................... 2.2%
       Wal-Mart Stores, Inc................................................ 2.2%
       Cisco Systems, Inc.................................................. 2.0%

  Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

       Total Fund Net Assets 10/31/99
       ------------------------------
       $715,021,181

Growth and Income Fund

  For the fiscal year ended October 31, 1999, the Standard & Poor's 500 advanced 25.7%, propelled by a 69.4% gain for the technology sector. In fact, technology stocks contributed over 40% of the return, with the "big five"-- Microsoft, Cisco, Lucent, Intel and America Online--responsible for one-quarter of the S&P 500's 12-month return. The Standard & Poor's 500 return without technology was +15.1%. Strength was also seen in communication services stocks, with the sector's +31% return driven by MCI WorldCom and Nextel. The consumer cyclicals sector also beat the Index return, posting a +28% gain led by Wal-Mart and Home Depot. What is notable regarding these top-performing companies is their high relative price-to-earnings (P/E) ratios, averaging 64 times 1999 earnings, and their low dividend yield, averaging .1%. Naturally this was a tough environment for the Firstar Growth and Income Fund, which focuses on income-producing securities at attractive multiples. Against the "headwinds," the Fund returned +12.1% (Institutional shares) for the year.

  In the Growth and Income Fund, we focus on the stocks of high quality companies with predictable sales, earnings and cash flow growth, strong balance sheets and innovative management. Standard & Poor's awards a stock rating of "A-" to "A+" to companies with these characteristics. Companies with inconsistent or negligible earnings histories and questionable balance sheets receive ratings of "C" or "D." The Growth and Income portfolio has an average quality rating of "A- ." For the 12 months ended October of 1999, the lowest quality stocks were the best performers, with "C" and "D"-rated companies up 48.4%. Companies with "A-" ratings or greater were up a modest 5.8%.

  The Growth and Income Fund focuses on companies that pay a dividend. Historically this strategy has produced returns which are competitive in up markets and outperform in down markets. The 22.4% annual return of the Growth and Income Fund over the last five years is competitive with a +26.0% annual gain for the

Standard & Poor's 500 and a 20.1% return posted by the average growth and income fund as measured by Morningstar. The Firstar Growth and Income Fund is our most conservative equity fund, with a focus on providing competitive risk-adjusted returns. The Fund, according to Morningstar, has experienced only 83% of the volatility of the S&P 500 and 88% of the volatility of the average growth and income fund over the last five years. This combination of competitive investment returns and low volatility gives the fund high marks for risk- adjusted returns. We recognize, however, that this strategy does not work in all market environments. The technology-driven market we have experienced over the last 12 months is a case in point. Technology stocks generally do not pay dividends and if they do, the payout is quite modest. The traditionally defensive groups currently emphasized in the portfolio, including financials, consumer staples and healthcare, posted 12-month returns of +19.5%, -.10% and +10.4%, respectively. Simply stated, we own the sectors and the stocks that the market is not favoring this year. This is a complete reversal from our 1998 experience when these groups, dominated by high quality companies, were in favor.

  The market's disdain for high quality companies over the last 12 months gave us the opportunity to add a number of new companies to the portfolio at attractive prices. Recent purchases for the Growth and Income Fund include Vulcan Materials (we believe a major beneficiary of recent transportation legislation which will increase highway construction spending by over 40% during the next several years); Eli Lilly (a major pharmaceutical company with several promising new drugs including Actos for Type II diabetes); Time Warner (the world's largest media and entertainment company and, we believe, a beneficiary of the Internet economy); and Walgreen's (one of America's largest drug retailers and an indirect beneficiary of aging demographics and many successful new drug launches).

  As we approach the millennium, we believe the best opportunities in the market are the 450 smaller companies within the S&P 500. Companies within this sector with strong fundamentals should play catch-up to the lofty price-to-earnings multiples of the "top 50." We are investing accordingly, with a $50 billion average weighted market capitalization for the companies held in the Growth and Income Fund versus a $116 billion average market capitalization for the Standard & Poor's 500.

  We thank you for your continued support.


                                    [GRAPH]

                              FIRSTSTAR GROWTH AND         S&P 500
                                 INCOME FUND                STOCK
                                INSTITUTIONAL              INDEX(4)

  12/29/89                         10,000                   10,000
  10/90                             9,304                    8,855
  10/91                            11,698                   11,821
  10/92                            12,368                   12,999
  10/93                            13,596                   14,941
  10/94                            13,864                   15,519
  10/95                            17,307                   19,622
  10/96                            21,963                   24,351
  10/97                            28,734                   32,170
  10/98                            34,008                   39,244
  10/99                            38,103                   49,318

  This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate Of Return (%)
For Periods Ended October 31, 1999

                                     1 Year 3 Years 5 Years Since Inception
                                     ------ ------- ------- ----------------
Firstar Growth and Income Fund--
 Institutional.....................   12.0   20.2    22.4   14.6  (12/29/89)
Firstar Growth and Income Fund--A--
 No Load...........................   11.8   19.9    22.2   14.4  (12/29/89)
Firstar Growth and Income Fund--A--
 Load(2)...........................    6.8   18.0    21.0   13.9  (12/29/89)
Firstar Growth and Income Fund--B--
 No Load...........................    --     --      --     3.2    (3/1/99)(1)
Firstar Growth and Income Fund--B--
 Load(3)...........................    --     --      --    (1.8)   (3/1/99)(1)
S&P 500 Stock Index(4).............   25.7   26.5    26.0   17.6  (12/29/89)

--------
A = Series A (retail class)
B = Series B (retail class)
(1) Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
(2) Reflects maximum sales charge of 4.50%.
(3) Reflects maximum deferred sales charge of 5.00%.
(4) The S&P 500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

  An investment cannot be made directly in an index.

  Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A shares. Effective at the close of business on February 28, 1999, Firstar Funds began to offer Series B shares. Series A shares have a 4.50% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the current sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and an annual 0.75% 12b-1 fee. Performance for all share classes reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Top 5 Equity Holdings 10/31/99
       ------------------------------
       Alltell Corporation................................................. 4.1%
       Bristol-Myers Squibb Company........................................ 2.8%
       Tyco International, Ltd. ........................................... 2.7%
       Interpublic Group Of Companies, Inc. ............................... 2.6%
       Wells Fargo Company, Inc. .......................................... 2.6%

  Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

       Total Fund
       Net Assets
       10/31/99
       ----------
       $726,895,945

Growth Fund

  Firstar Growth Fund seeks long-term capital appreciation by investing in the securities of large companies. As of October 31, 1999, the portfolio had a weighted average market capitalization of $75.1 billion, up substantially from the $48.9 billion on April 30, 1999. This compares with the Fund's primary benchmark, the

Standard & Poor's 500 (S&P 500), which had a weighted average market capitalization of $116.1 billion on October 31. During the 12 months ended October 31, the Growth Fund returned +18.2%, (Institutional shares) trailing the S&P 500 +25.7%, and the Lipper Large Cap Core Fund average of 26.1%.

  The last year has witnessed a remarkable change in economic circumstances for the world economy and for the financial markets. High economic stress in 1998 led to three interest rate reductions by the Federal Reserve. The rebound in the world economy in 1999 has seen the Fed reverse itself with three rate increases. Stock prices began the fiscal year with a dramatic increase, with the S&P 500 returning 22.3% during the first six months. The change in investor perception from low inflation and lower interest rates to higher inflation and interest rate risk slowed the market advance, with the S&P 500 up 2.7% during the last half of the fiscal year. Technology stocks led all others during the year with a phenomenal 69.4% return for the S&P technology sector. This return was responsible for nearly half of the total return of the index, making technology stocks critical to Fund performance. No other sector contributed more than 11% of the index return, making diversification a losing strategy for the full year. Ironically, the year started in a higher-risk economic environment, and the best returns were earned by those who took the greatest risk.

  As we discussed in our mid-year report, the Fund started the year poorly in its technology positions. Service company exposure was reduced in favor of those companies which have more direct exposure to the construction of the Internet and related communication services. New positions in Nortel and Sun Microsystems appreciated over 50% during the last six months. Long-held positions in Microsoft, Cisco Systems, Intel and First Data Systems were all up in excess of 50% for the full year, contributing 25% of the Fund's total return. Additionally, advertising agency giants Omnicom and Interpublic Group were in outstanding positions because of the surge in spending related to Internet advertising. Large positions in Tyco, MCI WorldCom, Harley Davidson and American International Group were also among the biggest contributors to return. A significant reduction in our Tyco position was executed at the highest level of prices during the year, making the stock's recent decline of less consequence.

  The new year begins with the same themes driving the large company area of the stock market. Technology stocks have roared to higher prices, taking their share of the overall market to over 25%. This area has become the dominant sector in the stock market, and we are determined to significantly improve our performance in technology. New positions in JDS Uniphase, Qualcomm, Texas Instruments, Nokia and EMC have already contributed to the portfolio performance. Our research indicates that the lowest-risk way to invest in the explosive technology sector is to own the leaders. Finance and health care companies represent good value but are currently facing poor earnings growth (finance) or an election cycle (health care) that are hindering their performance within the portfolio. We believe better opportunities are ahead for these stocks. Finally, the consumer continues to spend with a high degree of confidence. This gives us some conviction that the next 12 months will be a good investment period for those companies able to execute a profitable strategy in an increasingly competitive world for consumer dollars.

  We appreciate your continued support of Firstar Growth Fund.

                                    [GRAPH]
                            FIRSTAR                     S&P 500
                          GROWTH FUND                    STOCK
                         INSTITUTIONAL                   INDEX
12/29/92                    10,000                       10,000
10/93                       10,753                       10,981
10/94                       10,813                       11,406
10/95                       12,927                       14,422
10/96                       15,360                       17,898
10/97                       18,671                       23,645
10/98                       22,199                       28,844
10/99                       26,236                       36,248

  This chart assumes an initial investment of $10,000 made on 12/29/92 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate of Return (%)
For Periods Ended October 31, 1999

                                                     Since
                          1 Year 3 Years 5 Years   Inception
                          ------ ------- ------- ---------------
Firstar Growth Fund--
 Institutional..........   18.2   19.5    19.4   15.1  (12/29/92)
Firstar Growth Fund--A--
 No Load................   17.9   19.3    19.1   15.0  (12/29/92)
Firstar Growth Fund--A--
 Load(2)................   12.6   17.4    18.0   14.2  (12/29/92)
Firstar Growth Fund--B--
 No Load................    --     --      --     2.3    (3/1/99)(1)
Firstar Growth Fund--B--
 Load(3)................    --     --      --    (2.7)   (3/1/99)(1)
S&P 500 Stock Index(4)..   25.7   26.5    26.0   20.7  (12/29/92)

-------
A = Series A (retail class)
B = Series B (retail class)
(1) Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
(2) Reflects maximum sales charge of 4.50%.
(3) Reflects maximum deferred sales charge of 5.00%.
(4) The S&P 500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

  An investment cannot be made directly in an index.

  Effective at the close of business on January 9, 1995, Firstar Funds began to offer Series A shares. Effective at the close of business on February 28, 1999, Firstar Funds began to offer Series B shares. Series A shares have a 4.50% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the current sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and an annual 0.75% 12b-1 fee. Performance for all share classes reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Top 5 Equity Holdings 10/31/99
       ------------------------------
       American International Group........................................ 2.9%
       Microsoft Corporation............................................... 2.8%
       State Street Corporation............................................ 2.8%
       Tyco International, Ltd. ........................................... 2.8%
       MCI Worldcom, Inc. ................................................. 2.7%

  Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

       Total Fund
       Net Assets
       10/31/99
       ----------
       $354,792,347

Emerging Growth Fund

  Firstar Emerging Growth Fund seeks capital appreciation through investments in small-sized companies with stock market capitalizations generally between $250 million and $2 billion. The Fund's weighted average market capitalization is currently $1.2 billion, just slightly above the S&P SmallCap 600 Index weighted average of $1.0 billion. For the fiscal year ended October 31, 1999, the Fund performed poorly against the S&P SmallCap 600 Index and the average small capitalization money manager, following a year of significant relative outperformance in fiscal 1998. Investors favored high price-to-earnings stocks (due to minimal or zero earnings in the denominator) against consistent growth companies that fit our growth-at-a-reasonable-price (GARP) style. With this market environment, the Fund returned -2.6% (Institutional shares) in fiscal 1999, trailing the S&P SmallCap 600 Index at +12.0% and the Russell 2000 Index at +14.9%. Large stocks continued to dominate the top-returning categories as the S&P 500 Index rose 25.7% during fiscal 1999.

  Fiscal and calendar 1999 returns were driven primarily by technology stocks across all market capitalizations. Basically, a heavy concentration in technology stocks was the distinguishing characteristic between winning portfolios and losing portfolios. In calendar 1999, the technology sector of the S&P SmallCap 600 Index rose 25.0% and added 4.4% to the Index's total return. The cumulative effort of all other sectors in the Index subtracted 3.3% from the Index's total return. In fact, 13 of the S&P SmallCap's top 15 performing stocks were technology companies, with some rising over 200%. Despite an overall technology weight above the Index, the Fund did not benefit from the technology frenzy due to bigger industry weights in data processing stocks which performed poorly all year. In essence, the Fund's top technology performers in fiscal 1998 became the bottom performers of fiscal 1999. Specifically, Acxiom, National Data and Mastech fell over 30% as their relative earnings momentum slowed within the technology space. Today, the Fund is overweighted in technology stocks and maintains positions in fundamentally improving industries that were not owned in the Fund in fiscal 1998 or early in fiscal 1999. Examples of these industries are semiconductors, e-commerce software, electrical components and telecommunications equipment. Since mid-year, these positions have helped the Fund gain moderate ground against the Index.

  In addition to the technology sector, the Fund was overweighted in financial stocks and consumer cyclical companies. Finance companies, with rising interest rates this year, have lagged the returns of most sectors. Our finance positions did outperform the Index (-5% against -8%); however, the overweight in a declining sector hurt the Fund's overall positioning. The Fund is now underweighted in finance companies based on our belief that consolidation of small-sized banks will slow next year and the possibility of further interest rate hikes. In consumer cyclicals, specifically retail stocks, the Fund fell--14% against -12% for the Index. We continue to hold a larger retail position than the Index.

  The weighted average forward price-to-earnings ratio of the Fund is 21x, about 10% higher than that of the S&P SmallCap 600 Index; however, the expected earnings growth of the 80 companies held within the Fund is 28%, more than double the Index's estimated growth of 12%. We believe the continued focus on consistent, quality companies with accelerating growth provides a solid platform for outperformance in fiscal 2000.

  Thank you for your support.

                                    [GRAPH]
                       FIRSTAR
                       EMERGING
                      GROWTH FUND               S&P                WILSHIRE
                     INSTITUTIONAL          SMALLCAP 600           NEXT 1750
8/15/97                 10,000                 10,000                10,000
10/97                   10,310                 10,558                10,564
10/98                    9,655                  9,390                 9,568
10/99                    9,407                 10,521                11,377

  This chart assumes an initial investment of $10,000 made on 8/15/97 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate of Return (%)
For Periods Ended October 31, 1999

                                                                  Since
                                                       1 Year   Inception
                                                       ------ --------------
Firstar Emerging Growth Fund--Institutional...........  (2.6) (2.7) (8/15/97)
Firstar Emerging Growth Fund--A--No Load..............  (2.7) (2.9) (8/15/97)
Firstar Emerging Growth Fund--A--Load(2)..............  (7.1) (4.9) (8/15/97)
Firstar Emerging Growth Fund--B--No Load..............   --   (3.3)  (3/1/99)(1)
Firstar Emerging Growth Fund--B--Load(3)..............   --   (8.2)  (3/1/99)(1)
S&P Smallcap 600 Index(4).............................  12.0   2.3  (8/15/97)
Wilshire Next 1750 Index(5)...........................  18.9   6.0  (8/15/97)

--------
A= Series A (retail class)
B= Series B (retail class)
(1) Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
(2) Reflects maximum sales charge of 4.50%.
(3) Reflects maximum deferred sales charge of 5.00%.
(4) The S&P SmallCap 600 Index is a capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations.
(5) The Wilshire Next 1750 Index is an unmanaged index which shows the next largest 1,750 companies after the Top 750 of the Wilshire 5000 Stock Index.

  An investment cannot be made directly in an index.

  Series A shares have a 4.50% maximum sales load and are subject to an annual 0.25% service organization fee. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and a 0.75% 12b-1 fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Top 5 Equity Holdings 10/31/99
       ------------------------------
       Sykes Enterprises, Inc.............................................. 4.2%
       The Bisys Group, Inc................................................ 4.2%
       Radian Group, Inc................................................... 3.3%
       Acxiom Corporation.................................................. 3.3%
       CDW Computer Centers, Inc........................................... 3.0%

  Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

       Total Fund Net
       Assets
       10/31/99
       --------------
         $149,315,954


  Share Structure. Both Mercantile and Firstar are registered as open-end management investment companies under the 1940 Act. Currently, Mercantile offers nineteen funds. Firstar currently offers twenty-one funds and will offer thirty-six funds immediately after the Reorganization (assuming that the Stellar reorganization and the Select reorganization are also completed).

  Mercantile was organized as a Maryland corporation on September 9, 1982. It is subject to the provisions of its Charter and By-Laws. Firstar was organized as a Wisconsin corporation on February 15, 1988 and is subject to the provision of its Charter and By-Laws. Mercantile's Charter authorizes the Board of Directors to issue full and fractional shares of capital stock ($0.001 par value per share) and to classify and reclassify any authorized and unissued shares into one or more classes of shares. Firstar's Charter authorizes the Board of Directors to issue full and fractional shares of capital stock ($0.0001 par value per share) and to classify and reclassify any particular class of shares into one or more additional series of shares. In general, the charter documents governing Mercantile are similar to those documents governing Firstar. Although the rights of a shareholder of a Maryland corporation may vary in certain respects from the rights of a shareholder of a Wisconsin corporation, the attributes of a share of common stock of each corporation are comparable, and shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

  Additional information concerning the attributes of the shares issued by Mercantile and Firstar is included in their respective prospectuses and statements of additional information, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Mercantile Funds and the Firstar Funds can be found in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Mercantile Funds."

                                VOTING MATTERS

  General Information. The Board of Directors of Mercantile is furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Mercantile and Firstar may also solicit proxies by telephone or otherwise. In this connection, Mercantile has retained ADP Proxy Services ("ADP") and D.F. King & Co., Inc. ("D.F. King") to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Mercantile a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. As the Special Meeting date approaches, certain shareholders of each Mercantile Fund may receive a telephone call from a representative of D.F. King if their votes have not yet been received. Authorization to permit ADP or D.F. King to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of each Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Directors believe that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

  In all cases where a telephonic proxy is solicited, the D.F. King representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to D.F. King, then the D.F. King representative has the responsibility to explain the process, read the proposals on the proxy card, and ask for the shareholder's instructions on the proposals. Although he or she is permitted to answer questions about the process, the D.F. King representative is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth on the proxy statement. D.F. King will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call D.F. King immediately if his or her instructions are not correctly reflected in the confirmation.

  Any expenses incurred as a result of hiring ADP, D.F. King or any other proxy solicitation agent will be borne by FIRMCO or its affiliates. It is anticipated that the cost associated with using proxy solicitation agents will be approximately $6,000.

  Only shareholders of record at the close of business on September 15, 2000 will be entitled to vote at the Special Meeting. On that date, the following Mercantile shares were outstanding and entitled to be voted:

                                                                       Shares
                                                                     Outstanding
                                                                         and
                                                                     Entitled to
Mercantile Fund                                                         Vote
---------------                                                      -----------
Money Market Funds:
Treasury Money Market Portfolio
  Investor A Shares.................................................      76,037
  Institutional Shares..............................................  26,972,534
  Trust Shares......................................................  46,814,321
  Trust II Shares...................................................  68,453,402
                                                                     -----------
    Total........................................................... 142,316,294

Money Market Portfolio
  Investor A Shares.................................................   8,135,646
  Investor B Shares.................................................      51,232
  Institutional Shares..............................................  34,883,248
  Trust Shares......................................................     326,120
  Trust II Shares................................................... 240,559,568
    Total........................................................... 283,955,814

                                                                       Shares
                                                                     Outstanding
                                                                         and
                                                                     Entitled to
Mercantile Fund                                                         Vote
---------------                                                      -----------
Tax-Exempt Money Market Portfolio
  Investor A Shares.................................................     145,259
  Trust Shares......................................................          91
  Trust II Shares................................................... 102,273,966
                                                                     -----------
    Total........................................................... 102,419,316

Conning Money Market Portfolio Shares
  Shares............................................................ 203,546,062

Bond Funds:
U.S. Government Securities Portfolio
  Investor A Shares.................................................     357,227
  Investor B Shares.................................................      13,190
  Institutional Shares..............................................     514,140
  Trust Shares......................................................   5,334,652
                                                                     -----------
    Total...........................................................   6,219,209

Intermediate Corporate Bond Portfolio
  Investor A Shares.................................................      46,068
  Institutional Shares..............................................      99,860
  Trust Shares......................................................   3,786,490
                                                                     -----------
    Total...........................................................   3,932,418

Bond Index Portfolio
  Investor A Shares.................................................      84,041
  Institutional Shares..............................................   2,061,743
  Trust Shares......................................................  14,365,298
                                                                     -----------
    Total...........................................................  16,511,082

Government & Corporate Bond Portfolio
  Investor A Shares.................................................     300,601
  Investor B Shares.................................................      63,423
  Institutional Shares..............................................   1,535,697
  Trust Shares......................................................  11,062,464
                                                                     -----------
    Total...........................................................  12,962,185

Tax-Exempt Bond Funds:
Short-Intermediate Municipal Portfolio
  Investor A Shares.................................................      4 ,554
  Trust Shares......................................................   2,515,747
                                                                     -----------
    Total...........................................................   2,520,301

Missouri Tax-Exempt Bond Portfolio
  Investor A Shares.................................................   1,746,214
  Investor B Shares.................................................     250,852
  Trust Shares......................................................  10,791,359
                                                                     -----------
    Total...........................................................  12,788,425

National Municipal Bond Portfolio
  Investor A Shares.................................................     156,533
  Investor B Shares.................................................      66,875
  Trust Shares......................................................  25,839,954
                                                                     -----------
    Total...........................................................  26,063,362

Stock Funds:
Balanced Portfolio
  Investor A Shares.................................................     821,307
  Investor B Shares.................................................     169,729
  Institutional Shares..............................................   4,605,682
  Trust Shares......................................................   1,690,673
                                                                     -----------
    Total...........................................................   7,287,391

                                                                      Shares
                                                                    Outstanding
                                                                        and
                                                                    Entitled to
Mercantile Fund                                                        Vote
---------------                                                     -----------
Equity Income Portfolio
  Investor A Shares................................................    121,964
  Investor B Shares................................................     95,785
  Institutional Shares.............................................     13,083
  Trust Shares.....................................................  7,759,477
                                                                    ----------
    Total..........................................................  7,990,309
Equity Index Portfolio
  Investor A Shares................................................    169,471
  Institutional Shares.............................................  2,141,936
  Trust Shares.....................................................  3,893,627
                                                                    ----------
    Total..........................................................  6,205,034
Growth & Income Equity Portfolio
  Investor A Shares................................................  2,426,064
  Investor B Shares................................................    518,423
  Institutional Shares.............................................  4,311,690
  Trust Shares..................................................... 11,360,638
                                                                    ----------
    Total.......................................................... 18,616,815
Growth Equity Portfolio
  Investor A Shares................................................    373,957
  Investor B Shares................................................     98,877
  Institutional Shares.............................................    151,206
  Trust Shares.....................................................  4,863,260
                                                                    ----------
    Total..........................................................  5,487,300
Small Cap Equity Portfolio
  Investor A Shares................................................    544,471
  Investor B Shares................................................     76,313
  Institutional Shares.............................................    245,811
  Trust Shares.....................................................  7,737,524
                                                                    ----------
    Total..........................................................  8,604,119
Small Cap Equity Index Portfolio
  Investor A Shares................................................     15,030
  Institutional Shares.............................................  1,548,422
  Trust Shares.....................................................  4,852,719
                                                                    ----------
    Total..........................................................  6,416,171
International Equity Portfolio
  Investor A Shares................................................    241,914
  Investor B Shares................................................     48,992
  Institutional Shares.............................................  1,077,877
  Trust Shares.....................................................  7,708,923
                                                                    ----------
    Total..........................................................  9,077,706

  Each whole and fractional share of a Mercantile Fund is entitled to a whole or fractional vote as the case may be.

  If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

  Shareholder and Board Approvals. The Reorganization Agreement is being submitted for approval at the Meeting by Mercantile's shareholders pursuant to Mercantile's Charter and By-Laws, and was unanimously approved by Mercantile's Board of Directors at a meeting held on June 6, 2000, as ratified on July 11, 2000. The Reorganization Agreement must be approved by a majority of the outstanding shares of each Mercantile Fund and the reorganization of Mercantile must be approved by a majority of the outstanding shares of all the Mercantile Funds. A vote for the Reorganization Agreement includes a vote for the reorganization of Mercantile; conversely, a vote against the Reorganization Agreement is a vote against the reorganization of Mercantile.

  The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Mercantile Funds, the failure of a Mercantile Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Mercantile Fund. It is possible that a majority of a Mercantile Fund's shares may approve the Reorganization Agreement while a majority of all shares of all Mercantile Funds voting in the aggregate do not approve the reorganization of Mercantile. In such a case, the Board of Directors of Mercantile will consider what further action is appropriate.

  With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" of Mercantile or a Mercantile Fund means more than 50% of the outstanding shares of Mercantile or the particular Mercantile Fund. The vote of the shareholders of the Firstar Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

  Principal Shareholders. As of September 15, 2000, the officers and Directors of Mercantile as a group owned or controlled less than 1% of each Mercantile Fund's outstanding shares. As of September 15, 2000, the officers and Directors of Firstar as a group owned or controlled less than 1% of each Firstar Fund's outstanding shares. Table VI(A) shows the name, address and share ownership of each person known to Mercantile to have beneficial or record ownership with respect to 5% or more of a class of a Mercantile Fund as of September 15, 2000. Table VI(B) shows the name, address and share ownership of each person known to Firstar to have beneficial or record ownership, as of September 15, 2000, with respect to 5% or more of a class of a Stellar Fund that is expected to reorganize into a Firstar Fund along with a Mercantile Fund. Table VI(C) shows the name, address and share ownership of each person known to Firstar to have beneficial or record ownership with respect to 5% or more of a class of a Firstar Fund as of September 15, 2000.

                                  Table VI(A)

                                                                              Percentage Percentage  Pro Forma
                                                   Class; Amount of Shares     of Class   of Fund    Percentage
Mercantile Fund           Name and Address         Owned; Type of Ownership     Owned      Owned    Post Closing
---------------           ----------------         ------------------------   ---------- ---------- ------------
Treasury Money Market     National Financial Serv. Investor A; 68,720;          90.40%      0.04%      0.00%
 Portfolio..............  1 World Financial Ctr.   Record
                          200 Liberty St. 5th Fl.
                          New York, NY 10281

                          Dorothy Borgmeyer        Investor A; 5,749;            7.56%      0.00%      0.00%
                          41 Berry Oaks Lane       Record
                          Saint Louis, MO 63122

                          Firstar Bank N.A.        Institutional; 23,603,075;   87.51%     16.58%      0.57%
                          PO Box 387               Record
                          Saint Louis, MO 63166

                          Hare & Co.               Trust; 46,440,979;           99.20%     32.63%      1.07%
                          The Bank of New York     Record
                          1 Wall St. #2
                          New York, NY 10286

                          Firstar Bank N.A.        Trust II; 57,267,893;        83.66%     40.23%      1.38%
                          PO Box 387               Record
                          Saint Louis, MO 63166

                          Pacific Century Trust    Trust II; 9,884,772;         14.44%      6.94%      0.24%
                          PO Box 3170              Record
                          Honolulu, HI 96802

Money Market Portfolio..  Public Safety Equipment  Investor A; 2,753,602;       33.84%      0.97%      0.58%
                          10986 N. Warson Rd.      Record
                          Saint Louis, MO 63114

                          National Financial Serv. Investor A; 1,203,329;       14.79%      0.42%      0.25%
                          1 World Financial Ctr.   Record
                          200 Liberty St. 5th Fl.
                          New York, NY 10281

                          United Penecostal Church Investor A; 646,343;          8.07%      0.23%      0.14%
                          8855 Dunn Rd.            Record
                          Hazelwood, MO 63042

                          Richard Crippa           Investor A; 603,610;          7.42%      0.21%      0.13%
                          17930 Argonne Estates Dr Record
                          Florissant, MO 63042

                          Homer Turner &           Investor B; 6801;            13.27%      0.00%      0.00%
                          Edna Turner              Record
                          33409 E Pink Hill Rd
                          Grain Valley, MO 64029

                          John Hill                Investor B; 5,464;           10.67%      0.00%      0.00%
                          806 Bitterfield Dr.      Record
                          Ballwin, MO 63011

                          Sandra Hill              Investor B; 5,464;           10.67%      0.00%      0.00%
                          806 Bitterfield Dr.      Record
                          Ballwin, MO 63011

                          National Financial Serv. Investor B; 5,013;            9.78%      0.00%      0.00%
                          PO Box 3908              Record
                          New York, NY 10008

                          Alberta Buenemann        Investor B; 4,149;            8.10%      0.00%      0.00%
                          1649 Sand Run Rd.        Record
                          Troy, MO 63379

                          Firstar Bank N.A.        Institutional; 13,245,883;   37.97%      4.66%      2.78%
                          PO Box 387               Record
                          Saint Louis, MO 63166

                                                                             Percentage Percentage  Pro Forma
                                                   Class; Amount of Shares    of Class   of Fund    Percentage
Mercantile Fund          Name and Address          Owned; Type of Ownership    Owned      Owned    Post Closing
---------------          ----------------          ------------------------  ---------- ---------- ------------
                         Bisys BD Services, Inc.   Institutional; 3,579,976;   10.26%      1.26%       0.75%
                         PO Box 4054               Record
                         Concord, CA 94524


                         First Union National Bank Trust; 326,120;               100%      0.11%       0.07%
                         1525 W W T Harris Blvd    Record
                         Charlotte, NC 28288

                         Firstar Bank N.A.         Trust II; 163,550,428;      67.99%     57.60%      34.37%
                         PO Box 387                Record
                         Saint Louis, MO 63166

                         Pacific Century Trust     Trust II; 75,588,991;       31.42%     26.62%      15.89%
                         PO Box 3170               Record
                         Honolulu, HI 96802

Tax-Exempt Money Market
 Portfolio.............. Jill K. Stratemeier       Investor A; 95,778;         65.94%      0.09%       0.02%
                         Exec. Estate of           Record
                         John Matthews
                         PO Box 893
                         Parsons, KS 67357

                         National Financial Serv.  Investor A; 28,298;         19.49%      0.03%       0.00%
                         200 Liberty St. 5th FL    Record
                         New York, NY 10281

                         Benjamin Sandler &        Investor A; 16,021;         11.03%      0.01%       0.00%
                         Louise Sandler            Record
                         14440 White Birch Valley
                         Chesterfield, MO 63017

                         Firstar Bank N.A.         Trust II; 99,254,935;       97.04%     96.91%      21.10%
                         PO Box 387                Record
                         Saint Louis, MO 63166

Conning Money
 Market Portfolio....... Pershing Omnibus Account  Investor A; 203,498,596;    99.98%     99.98%      99.98%
                         1 Pershing Plz            Record
                         Jersey City, NJ 07399

U.S. Government
 Securities Portfolio... Marcal Rope Rigging Inc.  Investor A; 18,245;          5.11%      0.29%       0.08%
                         Employer Profit Sh. Plan  Record
                         PO Box 477
                         Alton, IL 62002

                         National Financial Serv.  Investor B; 10,012;         75.91%      0.16%       0.04%
                         200 Liberty St. 5th FL    Record
                         New York, NY 10281

                         Evelyn Sutton             Investor B; 1,043;           7.90%      0.00%       0.00%
                         510 N. Main Cross St.     Record
                         Bowling Green, MO 63334

                         Stanley Markenson &       Investor B; 679;             5.14%      0.00%       0.00%
                         Shirley Markenson         Record
                         362 Hibler Ct.
                         Creve Coevr, MO 63141

                         Rextex & Co               Institutional; 286,696;     55.76%      4.61%       1.28%
                         PO Box 387                Record
                         Saint Louis, MO 63166

                         Bisys BD Services, Inc.   Institutional; 31,291;       6.09%      0.50%       0.14%
                         PO Box 4054               Record
                         Concord, CA 94524

                                                  Class; Amount of Shares Percentage Percentage  Pro Forma
                                                  Owned;                   of Class   of Fund    Percentage
Mercantile Fund          Name and Address         Type of Ownership         Owned      Owned    Post Closing
---------------          ----------------         ----------------------- ---------- ---------- ------------
                         Capinco                  Institutional; 196,128;   38.15%      3.15%       0.88%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Band & Co                Trust; 4,895,872;         91.77%     78.72%      21.92%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Capinco                  Trust; 277,042;            5.19%      4.45%       1.24%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

Intermediate Corporate
 Bond Portfolio......... David Otten, Sr.         Investor A; 8,796;        19.09%      0.22%       0.02%
                         300 Derhake Rd.          Record
                         Florissant, MO 63031

                         James Lynch              Investor A; 7,565;        16.42%      0.19%       0.02%
                         915 Highmont Dr.         Record
                         Ferguson, MO 63135

                         Robert Barclay           Investor A; 5,691;        12.35%      0.14%       0.01%
                         1612 Tamarack Dr.        Record
                         Saint Charles, MO 63301

                         Lynn Prescott            Investor A; 4,928;        10.69%      0.12%       0.01%
                         4180 Rincon Circle       Record
                         Palo Alto, CA 94306

                         Alice Jones              Investor A; 3,266;         7.08%      0.08%       0.01%
                         213 S. Clay #2           Record
                         Kirkwood, MO 63122

                         National Financial Serv. Investor A; 13,515;       29.33%      0.34%       0.03%
                         200 Liberty St. 5th FL   Record
                         New York, NY 10281

                         Capinco                  Institutional; 99,860;   100.00%      2.53%       0.22%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Band & Co                Trust; 3,499,170;         92.40%     88.98%       7.70%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

Bond Index Portfolio.... David Otten              Investor A; 14,762;       17.56%      0.09%       0.05%
                         300 Derhake Rd.          Record
                         Florissant, MO 63031

                         James Lynch              Investor A; 13,665;       16.25%      0.08%       0.05%
                         915 Highmont Dr.         Record
                         Ferguson, MO 63135

                         National Financial Serv. Investor A; 25,718;       30.60%      0.15%       0.09%
                         200 Liberty St. 5th FL   Record
                         New York, NY 10281

                         Silvia Leth              Investor A; 5,136;         6.11%      0.03%       0.02%
                         26332 Sand Canyon Rd.    Record
                         Cheyenne, CA 91351

                         Robert Barclay           Investor A; 4834;          5.75%      0.03%       0.02%
                         1612 Tamarack Dr.        Record
                         Saint Charles, MO 63301

                         George Swartz &          Investor A; 4413;          5.25%      0.02%       0.01%
                         Donna Swartz             Record
                         2203 Marian Place
                         Venice, CA 90291

                                                                             Percentage Percentage  Pro Forma
                                                  Class; Amount of Shares     of Class   of Fund    Percentage
Mercantile Fund          Name and Address         Owned; Type of Ownership     Owned      Owned    Post Closing
---------------          ----------------         ------------------------   ---------- ---------- ------------
                         Firstar Bank Trustee     Institutional; 997,262;      48.37%      6.04%       3.38%
                         Horizon                  Record
                         PO Box 387
                         Saint Louis, MO 63166

                         Capinco                  Institutional; 1,051,721;    51.01%      6.37%       3.57%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Band & Co                Institutional; 13,635,364;   94.92%     82.58%      46.26%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

Government & Corporate
 Bond Portfolio......... Shirley Schuepbach &     Investor A; 21,276;           7.08%      0.16%       0.07%
                         Janet Gillespie          Record
                         13738 Michael Rd.
                         Highland, IL 62249

                         Eugene Tucker            Investor A; 21,028;           6.99%      0.14%       0.07%
                         1517 Rue Renee           Record
                         Saint Louis, MO 63122

                         National Financial Serv. Investor B; 41,098;          64.80%      0.31%       0.14%
                         200 Liberty St. 5th FL   Record
                         New York, NY 10281

                         Homer Turner &           Investor B; 4801;             7.57%      0.03%       0.02%
                         Edna Turner              Record
                         33409 E. Pink Hill Rd.
                         Grain Valley, MO 64029

                         Rextex & Co              Institutional; 610,140;      39.73%      4.70%       2.07%
                         PO Box 387               Record
                         Saint Louis, MO 63166

                         Muggs & Co               Institutional; 487,038;      28.46%      3.76%       1.65%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Bisys BD Services        Institutional; 96,744;        6.30%      0.74%       0.33%
                         PO Box 4054              Record
                         Concord, CA 94524

                         Capinco                  Institutional; 336,937;      21.94%      2.60%       1.14%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Capinco                  Trust; 2,771,775;            25.05%     21.38%       9.40%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Band & Co                Trust; 7,934,546;            71.72%     61.21%      26.92%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

Short-Intermediate
 Municipal Portfolio.... George Richardson &      Investor A; 2,536;           55.68%      0.10%       0.02%
                         Amelia Richardson        Record
                         2120 Ingalls Circle
                         O'Fallon, MO 63366

                         National Financial Serv. Investor A; 2,017;           44.32%      0.08%       0.02%
                         200 Liberty St. 5th FL   Record
                         New York, NY 10281

                         Band & Co                Trust; 2,452,053;            97.47%     97.29%      20.39%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                                                                             Percentage Percentage  Pro Forma
                                                   Class; Amount of Shares    of Class   of Fund    Percentage
Mercantile Fund           Name and Address         Owned; Type of Ownership    Owned      Owned    Post Closing
---------------           ----------------         ------------------------  ---------- ---------- ------------
Missouri Tax-Exempt Bond
 Portfolio..............  National Financial Serv. Investor B; 202,563;        80.75%      1.58%       1.58%
                          200 Liberty St. 5th FL   Record
                          New York, NY 10281

                          Band & Co                Trust; 9,235,159;           85.58%     72.21%      72.21%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Firstar Trust            Trust; 1,137,875;           10.54%      8.89%       8.89%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

National Municipal Bond
 Portfolio..............  National Financial Serv. Investor A; 103,524;        66.13%      0.39%       0.25%
                          200 Liberty St. 5th FL   Record
                          New York, NY 10281

                          Gail Ruga                Investor A; 10,495;          6.70%      0.04%       0.03%
                          430 W 2nd St.            Record
                          Chillicothe, OH 45601

                          Kim Wheeler              Investor A; 10,495;          6.70%      0.04%       0.03%
                          1003 S. 19th St.         Record
                          Rogers, AR 72758

                          George Richardson &      Investor A; 8,423;           5.38%      0.03%       0.02%
                          Amelia Richardson        Record
                          2120 Ingalls Circle
                          O'Fallon, MO 63366

                          National Financial Serv. Investor B; 66,875;        100.00%      0.25%       0.16%
                          200 Liberty St. 5th FL   Record
                          New York, NY 10281

                          Band & Co                Trust; 25,637,601;          99.21%     98.36%      61.46%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

Balanced Portfolio......  Wayne Brunk              Investor B; 14,888;          8.77%      0.20%       0.11%
                          17825 Highway 71         Record
                          Saint Joseph, MO 64505

                          Firstar Bank Trustee     Institutional; 2,897,124;   62.90%     39.76%      21.10%
                          Horizon                  Record
                          PO Box 387
                          Saint Louis, MO 63166

                          Rextex & Co              Institutional; 832,325;     18.07%     11.42%       6.06%
                          PO Box 387               Record
                          Saint Louis, MO 63166

                          Muggs & Co               Institutional; 355,438;      7.72%      4.88%       2.59%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Bisys BD Services, Inc.  Institutional; 285,537;      7.00%      3.91%       2.08%
                          PO Box 4054              Record
                          Concord, CA 94524

                          Band & Co                Trust; 88,083;               5.21%      1.21%       0.64%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Capinco                  Trust; 1,595,597;           94.38%     21.90%      11.62%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

Equity Income
 Portfolio..............  National Financial Serv. Investor A; 88,272;         72.37%      1.10%       0.64%
                          200 Liberty St. 5th FL   Record
                          New York, NY 10281

                                                                             Percentage Percentage  Pro Forma
                                                   Class; Amount of Shares    of Class   of Fund    Percentage
Mercantile Fund           Name and Address         Owned; Type of Ownership    Owned      Owned    Post Closing
---------------           ----------------         ------------------------  ---------- ---------- ------------
                          National Financial Serv. Investor B; 81,640;         85.23%      1.02%       0.59%
                          200 Liberty St. 5th FL   Record
                          New York, NY 10281

                          Bisys BD Services, Inc.  Institutional; 8,384;       64.07%      0.10%       0.06%
                          PO Box 4054              Record
                          Concord, CA 94524

                          Band & Co                Institutional; 1,412;       10.79%      0.00%       0.00%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Capinco                  Institutional; 2,605;       19.91%      0.00%       0.00%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Band & Co                Trust; 2,651,923;           34.17%     33.19%      19.31%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Capinco                  Trust; 2,800,620;           36.09%     35.05%      20.39%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Firstar Trust            Trust; 2,240,385;           28.87%     28.03%      16.31%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

Equity Index Portfolio..  Sisters of St. Francis   Investor A; 11,024;          6.50%      0.18%       0.08%
                          PO Box 9020              Record
                          2120 Central Ave.
                          Alton, IL 62002

                          Firstar Bank--Trustee    Institutional; 1,243,357;   58.04%     20.03%       8.51%
                          Horizon                  Record
                          PO Box 387
                          Saint Louis, MO 63166

                          Capinco                  Institutional; 875,865;     40.89%     14.11%       6.00%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Band & Co                Trust; 703,688;             18.07%     11.34%       4.81%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Capinco                  Trust; 3,107,073;           79.80%     50.07%      21.25%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

Growth & Income Equity
 Portfolio..............  Firstar Bank--Trustee    Institutional; 3,316,723;   76.92%     17.81%       9.82%
                          Horizon                  Record
                          PO Box 387
                          Saint Louis, MO 63166

                          Bisys BD Services, Inc.  Institutional; 304,380;      7.06%      1.63%       0.90%
                          PO Box 4054              Record
                          Concord, CA 94524

                          Rextex & Co              Institutional; 239,654;      5.55%      1.29%       0.71%
                          PO Box 387               Record
                          Saint Louis, MO 63166

                          Capinco                  Institutional; 397,654;      8.62%      2.14%       1.18%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Conref & Co              Trust; 5,683,667;           50.02%     30.53%      16.83%
                          PO Box 387               Record
                          Saint Louis, MO 63166

                                                   Class; Amount of       Percentage Percentage  Pro Forma
                                                   Shares Owned;           of Class   of Fund    Percentage
Mercantile Fund          Name and Address          Type of Ownership        Owned      Owned    Post Closing
---------------          ----------------          -----------------      ---------- ---------- ------------
                         Band & Co                 Trust; 3,796,763;        33.42%     20.39%      11.25%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Firstar Bank              Trust; 1,615,365;        14.21%      8.67%       4.78%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

Growth Equity
 Portfolio.............. Tiger Limited Partnership Investor A; 27,833;       7.44%      0.51%       0.20%
                         9109 Watson Road          Record
                         Saint Louis, MO 63126

                         Muggs & Co                Institutional; 48,393;   32.00%      0.88%       0.34%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Capinco                   Institutional; 98,294;   65.01%      1.79%       0.69%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Band & Co                 Trust; 2,798,802;        57.55%     51.01%      19.77%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Firstar Bank              Trust; 518,110;          10.65%      9.44%       3.66%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Capinco                   Trust; 1,284,454;        26.41%     23.41%       9.07%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

Small Cap Equity
 Portfolio.............. Rextex & Co               Institutional; 53,179;   21.63%      0.62%       0.22%
                         PO Box 387                Record
                         Saint Louis, MO 63166

                         Capinco                   Institutional; 97,420;   39.63%      1.13%       0.39%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Firstar Trust             Institutional; 21,649;    8.81%      0.25%       0.09%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Bisys BD Services, Inc.   Institutional; 34,736;   14.13%      0.40%       0.14%
                         PO Box 4054               Record
                         Concord, CA 94524

                         Muggs & Co                Institutional; 27,598;   11.23%      0.32%       0.11%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Capinco                   Trust; 4,946,229;        63.93%     57.49%      20.05%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Band & Co                 Trust; 1,456,484;        18.82%     16.93%       5.90%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Bankers Trust             Trust; 697,502;           9.01%      8.11%       2.83%
                         FBO Sheet Metal Local 36  Record
                         648 Grassmere Park Road
                         Nashville, TN 37211

Small Cap Equity Index
 Portfolio.............. National Financial Serv.  Investor A; 13,644;      90.78%      0.21%       0.21%
                         200 Liberty St. 5th FL    Record
                         New York, NY 10281

                                                                         Percentage Percentage  Pro Forma
                                               Class; Amount of Shares    of Class   of Fund    Percentage
Mercantile Fund          Name and Address      Owned; Type of Ownership    Owned      Owned    Post Closing
---------------          ----------------      ------------------------  ---------- ---------- ------------
                         Firstar Bank          Institutional; 1,302,755;   84.13%     20.30%      20.30%
                         PO Box 387            Record
                         Saint Louis, MO 63166

                         Muggs & Co            Institutional; 185,695;     11.99%      2.89%       2.89%
                         PO Box 1787           Record
                         Milwaukee, WI 53201

                         Capinco               Trust; 4,485,058;           92.42%     69.90%      69.90%
                         PO Box 1787           Record
                         Milwaukee, WI 53201

International Equity
 Portfolio.............. Frances Dakers        Investor A; 35,194;         14.55%      0.38%       0.26%
                         200 East 89th Street  Record
                         New York, NY 10128

                         Firstar Bank--Trustee Institutional; 682,073;     63.28%      7.51%       5.13%
                         Horizon               Record
                         PO Box 387
                         Saint Louis, MO 63166

                         Muggs & Co            Institutional; 161,549;     14.99%      1.78%       1.22%
                         PO Box 1787           Record
                         Milwaukee, WI 53201

                         Capinco               Institutional; 161,565;     14.99%      1.78%       1.22%
                         PO Box 1787           Record
                         Milwaukee, WI 53201

                         Muggs & Co            Trust; 445,226;              5.78%      4.90%       3.35%
                         PO Box 1787           Record
                         Milwaukee, WI 53201

                         Capinco               Trust; 3,422,311;           44.39%     37.70%      25.74%
                         PO Box 1787           Record
                         Milwaukee, WI 53201

                         Band & Co             Trust; 3,227,960;           41.87%     35.56%      24.28%
                         PO Box 1787           Record
                         Milwaukee, WI 53201

                                  Table VI(B)

                                                  Class; Amount of           Percentage Percentage  Pro Forma
                                                  Shares Owned;               of Class   of Fund    Percentage
Stellar Fund             Name and Address         Type of Ownership            Owned      Owned    Post Closing
------------             ----------------         -----------------          ---------- ---------- ------------
Treasury Fund........... National Financial Serv. Investor C; 366,218,035;     16.31%      9.46%       8.84%
                         1 World Financial Ctr.   Record
                         200 Liberty St. 5th Fl.
                         New York, NY 10281

                         Firstar Bank NA          Investor C; 1,506,428,141;   67.12%     38.92%      36.34%
                         777 E. Wisconsin Ave.    Record
                         Milwaukee, WI 53202

                         Firstar Bank N.A.        Investor C; 240,577,999;     10.72%      6.21%       5.80%
                         1555 N. Rivercenter Dr   Record
                         Milwaukee, WI 53212

                         Band & Co                Investor Y; 251,532,382;     15.47%      6.50%       6.07%
                         PO Box 2054              Record
                         Milwaukee, WI 53201

                         Firstar Bank N.A.        Investor Y; 1,369,488,277;   84.22%     35.38%      33.04%
                         1555 N. Rivercenter Dr   Record
                         Milwaukee, WI 53212

Tax-Free Money Money
 Market Fund............ Firstar Bank NA          Investor A; 183,985,379;     90.83%     90.83%       3.62%
                         777 E. Wisconsin Ave.    Record
                         Milwaukee, WI 53202

                         National Financial Serv. Investor A; 18,233,229;       9.00%      9.00%       3.88%
                         1 World Financial Ctr.   Record
                         200 Liberty St. 5th Fl.
                         New York, NY 10281

U.S. Government
 Income Fund............ Kathleen Hyland          Investor B; 30,219;          21.20%      0.19%       0.14%
                         3367 Parkcrest Lane      Record
                         Cincinnati, OH 45211

                         Donna Fox                Investor B; 9,587;            6.72%      0.06%       0.04%
                         333 Collier Dr.          Record
                         Doylestown, OH 44230

                         Gregg Pittenger          Investor B; 7,862;            5.51%      0.04%       0.04%
                         3430 Dresden Street      Record
                         Columbus, OH 43224

                         Band & Co                Investor A; 10,338,351;      64.70%     64.13%      46.28%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Muggs & Co.              Investor A; 4,857,801;       30.40%     30.13%      21.74%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

Insured Tax-Free Bond
 Fund................... Band & Co                Investor A; 14,672,969;      93.81%     93.75%      35.18%
                         PO Box 1787              Record
                         Milwaukee, WI 53201

                         Pauline Dithmart         Investor B; 9,908;             100%      0.06%       0.02%
                         1141 15th Ave. South     Record
                         Clinton, IA 52732

                                  Table VI(C)

                                                Class; Amount of           Percentage Percentage  Pro Forma
                                                Shares Owned;               of Class   of Fund    Percentage
Firstar Fund              Name and Address      Type of Ownership            Owned      Owned    Post Closing
------------              ----------------      -----------------          ---------- ---------- ------------
Money Market Fund.......  Band & Co.            Investor A; 31,335,494;      16.33%     16.33%       6.59%
                          PO Box 2054           Record
                          Milwaukee, WI 53201

U.S. Treasury Money
 Market Fund............  Band & Co.            Investor A; 89,298,602;      67.51%     67.51%       2.15%
                          PO Box 2054           Record
                          Milwaukee, WI 53201

                          Fandl & Co            Investor A; 37,781,000;      28.56%     28.56%       0.91%
                          777 E. Wisconsin Ave. Record
                          Milwaukee, WI 53201

Tax-Exempt Money Market
 Fund...................  Band & Co.            Investor A; 136,229,512;     82.38%     82.38%      28.96%
                          PO Box 2054           Record
                          Milwaukee, WI 53201

                          Mercantile Bank NA    Investor A; 22,769,368;      13.77%     13.77%       4.84%
                          PO Box 387            Record
                          Saint Louis, MO 63166

Intermediate Bond Market
 Fund...................  Band & Co.            Institutional; 20,753,724;   53.61%     49.97%      45.65%
                          PO Box 2054           Record
                          Milwaukee, WI 53201

                          CapinCo               Institutional; 12,992,228;   33.56%     31.28%      28.58%
                          PO Box 1787           Record
                          Milwaukee, WI 53201

                          Muggs & Co            Institutional; 2,624,318;     6.78%      6.32%       5.77%
                          PO Box 1787           Record
                          Milwaukee, WI 53201

                          McWood & Co           Investor A; 724,105;         26.00%      1.74%       1.59%
                          100 Tryon Road        Record
                          Raleigh, NC 27603

                          Michael Wood          Investor B; 4,353;           12.93%      0.01%       0.01%
                          413 Cedar Ridge Road  Record
                          Strafford, MO 65757

                          Harry Hoth            Investor B; 3,997;           11.87%      0.00%       0.00%
                          2209 Saint Celia St.  Record
                          Dubuque, IA 52002

                          Gail Peters           Investor B; 3,236;            9.61%      0.00%       0.00%
                          1304 S. 28th St.      Record
                          Milwaukee, WI 53215

                          Charlotte Chenault    Investor B; 2,583;            7.67%      0.00%       0.00%
                          1843 Kinney Ave.      Record
                          Cincinnati, OH 45207

                          Kenneth Bachelder &   Investor B; 1,698;            5.04%      0.00%       0.00%
                          Rose Bachelder        Record
                          1204 Farnam St.
                          Davenport, IA 52803

Tax-Exempt Intermediate
 Bond Fund..............  Band & Co.            Institutional; 5,954,418;    73.64%     62.65%      49.52%
                          PO Box 2054           Record
                          Milwaukee, WI 53201

                          CapinCo               Institutional; 1,759,397;    21.76%     18.51%      14.63%
                          PO Box 1787           Record
                          Milwaukee, WI 53201

                          A & O Research & Dev. Investor A; 94,869;           6.78%      1.00%       0.79%
                          6 Oakbrook Club Dr.   Record
                          Oakbrook, IL 60523

                                                   Class; Amount of          Percentage Percentage  Pro Forma
                                                   Shares Owned;              of Class   of Fund    Percentage
Firstar Fund              Name and Address         Type of Ownership           Owned      Owned    Post Closing
------------              ----------------         -----------------         ---------- ---------- ------------
                          Dorothy Shienbrood       Investor B; 15,278;         75.09%      0.16%       0.13%
                          7802 5th Ave.            Record
                          Kenosha, WI 53143

                          Carolyn Goodwin &        Investor B; 2,538;          12.47%      0.03%       0.02%
                          William Behnke           Record
                          2480 Wenatchee Lane
                          Cincinnati, OH 45230

                          Charlotte Chenault       Investor B; 2,529;          12.42%      0.03%       0.02%
                          1843 Kinney Ave.         Record
                          Cincinnati, OH 45207
                          New York, NY 10008

Balanced Growth Fund....  CapinCo                  Institutional; 2,005,035;   42.00%     31.11%      14.60%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Muggs & Co               Institutional; 2,597,266;   54.40%     40.30%      18.91%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          National Financial Serv. Investor A; 817,184;        50.56%     12.68%       5.95%
                          PO Box 3908              Record
                          New York, NY 10008

                          Gary Brown               Investor B; 3,174;           5.81%      0.05%       0.02%
                          219 Audley Dr.           Record
                          Sun Prairie, WI 53590
Growth and Income Fund..  Band & Co.               Institutional; 1,537,588;   13.78%     10.15%       4.55%
                          PO Box 2054              Record
                          Milwaukee, WI 53201

                          CapinCo                  Institutional; 6,385,612;   57.24%     42.16%      18.91%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Muggs & Co               Institutional; 2,063,090;   18.49%     13.62%       6.11%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          National Financial Serv. Investor A; 2,320,900;      59.26%     15.32%       6.87%
                          PO Box 3908              Record
                          New York, NY 10008
Equity Index Fund.......  Band & Co.               Institutional; 646,757;      9.51%      7.69%       4.42%
                          PO Box 2054              Record
                          Milwaukee, WI 53201

                          CapinCo                  Institutional; 2,803,529;   41.20%     33.32%      19.18%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Muggs & Co               Institutional; 2,952,428;   43.39%     35.09%      20.20%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

Growth Fund.............  Band & Co.               Institutional; 1,417,907;   19.12%     16.36%      10.02%
                          PO Box 2054              Record
                          Milwaukee, WI 53201

                          CapinCo                  Institutional; 4,068,734;   54.85%     46.94%      28.74%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                          Muggs & Co               Institutional; 1,533,232;   20.67%     17.69%      10.83%
                          PO Box 1787              Record
                          Milwaukee, WI 53201

                                                   Class; Amount of           Percentage Percentage  Pro Forma
                                                   Shares Owned;               of Class   of Fund    Percentage
Firstar Fund             Name and Address          Type of Ownership            Owned      Owned    Post Closing
------------             ----------------          -----------------          ---------- ---------- ------------
                         Donaldson Lufkin Jenrette Investor B; 12,298;          26.76%      0.14%       0.08%
                         PO Box 2052               Record
                         Jersey City, NJ 07303

Emerging Growth Fund.... Band & Co.                Institutional; 1,516,954;    10.00%      9.44%       6.15%
                         PO Box 2054               Record
                         Milwaukee, WI 53201

                         CapinCo                   Institutional; 11,744,455;   77.39%     73.11%      47.61%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Muggs & Co                Institutional; 1,006,487;     6.63%      6.26%       4.08%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Firstar Trust             Institutional; 886,818;       5.84%      5.52%       3.59%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Jeanne Yoder              Investor B; 3,891;           13.31%      0.02%       0.02%
                         5400 E. Valle Vista       Record
                         Phoenix, AR 85018

                         Henrietta Henderson       Investor B; 1,889;            6.46%      0.00%       0.00%
                         5118 Section Ave.         Record
                         Cincinnati, OH 45212

                         Katherine Messmann        Investor B; 1,823;            6.32%      0.00%       0.00%
                         W5302 Biederman Road      Record
                         Johnson Creek, WI 53038

Core International
 Equity Fund............ CapinCo                   Institutional; 1,249,107;    29.73%     29.63%       9.40%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         Muggs & Co                Institutional; 2,889,879;    68.79%     68.55%      21.74%
                         PO Box 1787               Record
                         Milwaukee, WI 53201

                         John Cleary               Investor A; 1,487;           47.82%      0.03%       0.01%
                         2840 N 78th St.           Record
                         Milwaukee, WI 53222

                         Tommy Jones               Investor A; 570;             18.33%      0.01%       0.00%
                         9013 Hilltop Circle       Record
                         Maysville, KY 41056

                         Raymond Eischeid          Investor A; 504;             16.21%      0.00%       0.00%
                         103 S. Hill Circle        Record
                         Council Bluffs, IA 53590

                         Loni Helmenstine          Investor A; 188;              6.04%      0.00%       0.00%
                         647 Robin Dr.             Record
                         Sun Prairie, WI 53590

                         Eldon Cline               Investor B; 2,014;           16.81%      0.05%       0.02%
                         234 Valley View Dr.       Record
                         Augusta, KY 41002

                         Mona Burns                Investor B; 1,310;           10.93%      0.03%       0.01%
                         4008 Wind Rush Lane       Record
                         Naysville, KY 41056

                         Roy Workman &             Investor B; 1,237;           10.32%      0.03%       0.01%
                         Jo Ann Workman            Record
                         PO Box 212
                         Aberdeen, OH 45101

                                Class; Amount of   Percentage Percentage  Pro Forma
Firstar                         Shares Owned;       of Class   of Fund    Percentage
Fund     Name and Address       Type of Ownership    Owned      Owned    Post Closing
-------  ----------------       -----------------  ---------- ---------- ------------
         Zenobia Lojewska       Investor B; 1,007;   8.40%      0.02%       0.01%
         20 E. Hampton Road     Record
         Holyoke, MA 01040

         Terri Lenne Huddleston Investor B; 988;     8.24%      0.01%       0.01%
         4950 Big Perry Road    Record
         Morehead, KY 40351

  The Firstar U.S. Government Securities Fund, Firstar Aggregate Bond Fund, Firstar National Municipal Bond Fund and the Shell Firstar Funds had not commenced investment operations as of September 15, 2000 and, accordingly, no person owned 5% or more of any such Firstar Fund.

  For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

  Firstar and Mercantile have been advised by Firstar Bank, N.A., an affiliate of FIRMCO, that with respect to the shares of each Mercantile Fund over which Firstar Bank, N.A. has voting power, such shares may be voted by Firstar Bank, N.A. itself in its capacity as fiduciary.

  Quorum. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization Agreement are not received by Mercantile or by one or more of the Mercantile Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Meeting without notice except announcement at the Meeting, but under Maryland law, not more than 120 days after the record date. Any such adjournment(s) will require the affirmative vote of a majority of those shares that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

  A quorum is constituted by the presence in person or by proxy of the holders of more than 50% of the shares of Mercantile or the Mercantile Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be recorded as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a "no vote" for purposes of obtaining the requisite approval of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power), will be treated the same as abstentions.

  Annual Meetings and Shareholder Meetings. Neither Mercantile nor Firstar presently intends to hold annual meetings of shareholders for the election of Directors and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Mercantile or Firstar have the right to call a meeting of shareholders.

                     ADDITIONAL INFORMATION ABOUT FIRSTAR

  Additional information about the Firstar Funds is included in their prospectuses and statements of additional information dated (i) March 1, 2000, as supplemented, with respect to Retail A Shares of the Firstar Money Market Funds and Retail A, Retail B and Institutional Shares of the Firstar Non-Money Market Funds, (ii) September 18, 2000, as supplemented, with respect to the Firstar U.S. Government Securities, Firstar Aggregate Bond and Firstar National Municipal Bond Funds, and (iii) September 14, 2000, as supplemented, with respect to Institutional Shares of the Firstar Money Market Funds and Class Y Shares of the Firstar Non-Money Market Funds, in each case as supplemented or revised through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Firstar at the address and telephone number set forth on the first page of this Proxy/Prospectus. Firstar is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Firstar can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Firstar listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

  Information included in this Proxy/Prospectus concerning Firstar was provided by Firstar.

                    ADDITIONAL INFORMATION ABOUT MERCANTILE

  Additional information about Mercantile Funds is included in their prospectuses and statements of additional information dated March 31, 2000, as supplemented or revised through the date hereof, copies of which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Mercantile at the address and telephone number set forth on the first page of this Proxy/Prospectus. Mercantile is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Mercantile can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Mercantile listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

  Information included in this Proxy/Prospectus concerning Mercantile was provided by Mercantile.

                             FINANCIAL STATEMENTS

  The annual financial statements and financial highlights of the Firstar Funds for the fiscal year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The unaudited semi-annual financial statements and financial highlights of the Firstar Funds for the 6-month period ended April 30, 2000 have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus.

  The annual financial statements and financial highlights of the Mercantile Funds for the fiscal year ended November 30, 1999 have been audited by KPMG LLP, independent auditors to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The semi-annual financial statements and financial highlights of the Mercantile Funds for the 6-month period ended May 31, 2000 are unaudited and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus.

  The annual financial statements and financial highlights of the Stellar Treasury Fund for the fiscal year ended November 30, 1999 have been audited by Arthur Andersen LLP, independent public accountants to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The semi-annual financial statements and financial highlights of the Stellar Treasury Fund for the 6-month period ended May 31, 2000 are unaudited and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus.

                                OTHER BUSINESS

  Mercantile's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention of Mercantile that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to Mercantile or to Firstar in writing at the address(es), or by phone at the phone number(s), set forth on the cover page of this Proxy/Prospectus.

                                     * * *

  Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.

  Mercantile will furnish, without charge, copies of its November 30, 1999 Annual Reports and May 31, 2000 Semi-Annual Reports to any shareholder upon request addressed to: Mercantile Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 or by telephone at 1-800-677-FUND.

                                   APPENDIX I

                      AGREEMENT AND PLAN OF REORGANIZATION

                                 BY AND BETWEEN

                              FIRSTAR FUNDS, INC.

                                      AND

                         MERCANTILE MUTUAL FUNDS, INC.

                           DATED AS OF JULY 11, 2000

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
 1. Certain Definitions..................................................   I-2
 2. The Reorganization...................................................   I-2
 3. Calculations.........................................................   I-4
 4. Valuation of Assets..................................................   I-5
 5. Valuation Times......................................................   I-6
 6. Effective Time of the Reorganization.................................   I-6
 7. Termination of Mercantile............................................   I-7
 8. Certain Representations, Warranties, Covenants and Agreements of Mer-
    cantile..............................................................   I-7
 9. Certain Representations, Warranties, Covenants and Agreements of
    Firstar..............................................................   I-9
10. Shareholder Action on Behalf of the Mercantile Funds.................  I-11
11. Shareholder Action on behalf of Firstar..............................  I-11
12. N-14 Registration Statement..........................................  I-12
13. Firstar Conditions...................................................  I-12
14. Mercantile Conditions................................................  I-13
15. Tax Opinion..........................................................  I-14
16. Tax Documents........................................................  I-15
17. Further Assurances...................................................  I-15
18. Termination of Representations and Warranties........................  I-15
19. Termination of Agreement.............................................  I-16
20. Amendment and Waiver.................................................  I-16
21. Governing Law........................................................  I-16
22. Successors and Assigns...............................................  I-16
23. Beneficiaries........................................................  I-16
24. Notices..............................................................  I-16
25. Expenses.............................................................  I-17
26. Entire Agreement.....................................................  I-17
27. Counterparts.........................................................  I-17
28. Failure of One Fund to Consummate the Transactions...................  I-17
29. No Brokers or Finders................................................  I-17
30. Validity.............................................................  I-17
31. Effect of Facsimile Signature........................................  I-17
32. Headings.............................................................  I-18
33. Firstar Liability....................................................  I-18
34. Mercantile Liability.................................................  I-18

                     AGREEMENT AND PLAN OF REORGANIZATION

  This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 11th day of July, 2000, by Firstar Funds, Inc. ("Firstar"), a Wisconsin corporation, and Mercantile Mutual Funds, Inc. ("Mercantile"), a Maryland corporation.

                                  Background

  WHEREAS, each of the parties hereto is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

  WHEREAS, Mercantile offers the following investment portfolios: (1) Mercantile Treasury Money Market Portfolio, (2) Mercantile Money Market Portfolio, (3) Mercantile Tax-Exempt Money Market Portfolio, (4) Mercantile U.S. Government Securities Portfolio, (5) Mercantile Intermediate Corporate Bond Portfolio, (6) Mercantile Government & Corporate Bond Portfolio, (7) Mercantile Bond Index Portfolio, (8) Mercantile Short-Intermediate Municipal Portfolio, (9) Mercantile National Municipal Bond Portfolio, (10) Mercantile Balanced Portfolio, (11) Mercantile Equity Index Portfolio, (12) Mercantile Growth & Income Equity Portfolio, (13) Mercantile Growth Equity Portfolio,
(14) Mercantile Small Cap Equity Portfolio, and (15) Mercantile International Equity Portfolio (each a "Reorganizing Mercantile Fund" and collectively, the "Reorganizing Mercantile Funds");

  WHEREAS, Mercantile also offers the following investment portfolios: (1) Conning Money Market Fund, (2) Mercantile Missouri Tax-Exempt Bond Portfolio,
(3) Mercantile Equity Income Portfolio, and (4) Mercantile Small Cap Equity Index Portfolio (each a "Continuing Mercantile Fund" and collectively, the "Continuing Mercantile Funds" and, together with the Reorganizing Mercantile Funds, each a "Mercantile Fund" and collectively, the "Mercantile Funds");

  WHEREAS, Firstar currently offers, among others, the following investment portfolios: (1) Firstar U.S. Treasury Money Market Fund, (2) Firstar Money Market Fund, (3) Firstar Tax-Exempt Money Market Fund, (4) Firstar U.S. Government Securities Fund, (5) Firstar Intermediate Bond Market Fund, (6) Firstar Aggregate Bond Fund, (7) Firstar Tax-Exempt Intermediate Bond Fund,
(8) Firstar National Municipal Bond Fund, (9) Firstar Balanced Growth Fund,
(10) Firstar Equity Index Fund, (11) Firstar Growth and Income Fund, (12) Firstar Growth Fund, (13) Firstar Emerging Growth Fund, and (14) Firstar Core International Equity Fund (each an "Existing Firstar Fund" and collectively, the "Existing Firstar Funds");

  WHEREAS, Firstar has recently organized, or will soon organize, the following additional investment portfolios: (1) Conning Money Market Fund, (2) Firstar Missouri Tax-Exempt Bond Fund, (3) Firstar Equity Income Fund, and (4) Firstar Small Cap Index Fund (each a "Shell Firstar Fund" and collectively, the "Shell Firstar Funds," and, together with the Existing Firstar Funds, each a "Firstar Fund" and collectively, the "Firstar Funds");

  WHEREAS, each of the parties hereto desires, upon the terms and subject to the conditions set forth herein, to enter into and perform the reorganization described herein (the "Reorganization"), pursuant to which, among other things, at the respective times hereinafter set forth, (1) each Mercantile Fund shall transfer substantially all of its respective Assets (as hereinafter defined), subject, in each case, to substantially all of its respective Liabilities (as hereinafter defined), to its Corresponding Firstar Fund (as hereinafter defined), in exchange for Retail A, Retail B, Class Y or Institutional Shares issued by such Corresponding Firstar Fund (the shares issued to a Mercantile Fund by its Corresponding Firstar Fund in exchange for substantially all of the Assets, subject to substantially all of the Liabilities, of such Mercantile Fund in connection with the Reorganization, collectively, "Firstar Fund Shares"), and (2) each Mercantile Fund shall then distribute to its shareholders of record, the Firstar Fund Shares received by or on behalf of such Mercantile Fund;

  WHEREAS, each of the parties intends that the Shell Firstar Funds will have nominal assets and liabilities before the Reorganization and will continue the investment operations of the Continuing Mercantile Funds; and

  WHEREAS, the parties intend that in connection with the Reorganization, Mercantile shall be deregistered and dissolved as described in this Agreement.

  NOW, THEREFORE, in consideration of the foregoing premises and the mutual covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and legal sufficiency of which are hereby acknowledged, the parties hereto, intending to be legally bound, hereby agree as follows:

  1. Certain Definitions. As used herein,

  (a) The term "Corresponding Firstar Fund" shall mean with respect to any Mercantile Fund, the particular Firstar Fund, the name of which is set forth directly opposite the name of such Mercantile Fund on Schedule A hereto.

  (b) The term "Corresponding Mercantile Fund" shall mean with respect to any Firstar Fund, the particular Mercantile Fund, the name of which is set forth directly opposite the name of such Firstar Fund on Schedule A hereto.

  (c) The term "Assets" shall mean all property and assets of every description and of any nature whatsoever including, without limitation, cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), receivables (including dividend and interest receivables), deferred or prepaid expenses, good will and other intangible property, books and records, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Section 2(d) hereof.

  (d) The term "Liabilities" shall mean all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise, including, with respect to Mercantile and each Mercantile Fund, any obligation to indemnify Mercantile's current Directors, acting in their capacities as such, to the fullest extent permitted by law and Mercantile's Charter and Bylaws, in each case as in effect as of the date of this Agreement.

  2. The Reorganization.

  (a) At the Applicable Effective Time of the Reorganization (as hereinafter defined), (i) each Mercantile Fund shall transfer, assign and convey to its Corresponding Firstar Fund substantially all of the Assets, subject to substantially all of the Liabilities, of such Mercantile Fund, and (ii) each such Corresponding Firstar Fund shall accept all such Assets and assume all such Liabilities, such that at and after the Applicable Effective Time of the
Reorganization: (A) substantially all of the Assets of each particular Mercantile Fund shall become and be Assets of its Corresponding Firstar Fund,
(B) substantially all of the Liabilities of each particular Mercantile Fund shall become and be liabilities of, and shall attach to, its Corresponding Firstar Fund, and (C) such Liabilities of each particular Mercantile Fund may thenceforth be enforced only against its Corresponding Firstar Fund to the same extent as if such Liabilities had been incurred by such Corresponding Firstar Fund, subject to any defense and/or set off that Mercantile or such Mercantile Fund was entitled to assert immediately prior to the Applicable Effective Time of the Reorganization with respect to any such Liability, and subject to any defense and/or set off that Firstar or such Corresponding Firstar Fund may from time to time be entitled to assert against the creditor thereof.

  (b) In exchange for the transfer of substantially all of the Assets of each Mercantile Fund to its Corresponding Firstar Fund as provided in paragraph (a) above, each Firstar Fund shall assume substantially all of the Liabilities of its Corresponding Mercantile Fund as provided in paragraph (a) above and shall also simultaneously issue, at the Applicable Effective Time of the Reorganization, to its Corresponding Mercantile Fund, the number of full and fractional (to the third decimal place) Firstar Fund Shares of each class of such Firstar Fund, determined and adjusted as provided in Section 3 hereof.

  (c) Immediately upon receipt of the Firstar Fund Shares of such Firstar Fund in accordance with paragraph (b) above, each Mercantile Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of such Mercantile Fund at the Applicable Effective Time of the Reorganization (such shareholders of record of such Mercantile Fund as of such time, collectively, the "Recordholders"), the respective Firstar Fund Shares that have been so received as follows:

    (1) With respect to the Mercantile Treasury Money Market Portfolio, Recordholders of Investor A, Institutional, Trust and Trust II Shares of such Mercantile Fund shall be credited with full and fractional
  Institutional Shares of its Corresponding Firstar Fund with respect to such Investor A, Institutional, Trust and Trust II Shares;

    (2) With respect to the Mercantile Money Market Portfolio, Recordholders of Investor A, Investor B, Institutional, Trust and Trust II Shares of such Mercantile Fund shall be credited with full and fractional Retail A Shares of its Corresponding Firstar Fund with respect to such Investor A, Investor B, Institutional, Trust and Trust II Shares;

    (3) With respect to the Mercantile Tax-Exempt Money Market Portfolio, Recordholders of Investor A Shares of such Mercantile Fund shall be credited with full and fractional Retail A Shares of its Corresponding Firstar Fund with respect to such Investor A Shares, and Recordholders of Trust and Trust II Shares of such Mercantile Fund shall be credited with full and fractional Institutional Shares of its Corresponding Firstar Fund with respect to such Trust and Trust II Shares;

    (4) With respect to the Conning Money Market Portfolio, Recordholders of Shares of such Mercantile Fund shall be credited with full and fractional Shares of its Corresponding Firstar Fund with respect to such Shares of the Conning Money Market Portfolio; and

    (5) With respect to all other Mercantile Funds, Recordholders of Investor A Shares of such Mercantile Fund will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Investor A Shares, Recordholders of Investor B Shares of such Mercantile Fund will be credited with full and fractional Retail B Shares of the Corresponding Firstar Fund with respect to such Investor B Shares, Recordholders of Institutional Shares of such Mercantile Fund will be credited with full and fractional Class Y Shares of the Corresponding Firstar Fund with respect to such Institutional Shares, and Recordholders of Trust Shares of such Mercantile Fund will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Trust Shares.

  (d) At the Applicable Effective Time of the Reorganization, each shareholder of record of a Mercantile Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared before the Applicable Effective Time of the Reorganization shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Mercantile Fund that such person held on the Distribution Record Date.

  (e) Promptly upon receipt of instructions from Mercantile delivered pursuant to this paragraph (e), Firstar shall, in accordance with such instructions, record on its books the ownership, by the Recordholders, of the number and type of Firstar Fund Shares distributed to such Recordholders.

  (f) Mercantile shall promptly cancel on its books all of the shares (including, without limitation, any treasury shares) of each Mercantile Fund that has liquidated as provided in paragraph (c) above, and any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Firstar Fund Shares issued to such Mercantile Fund in accordance with paragraph (b) above.

  (g) Upon completion of the tasks required by paragraphs (a) through (f) above with respect to each Mercantile Fund, the transfer books of Mercantile with respect to such Mercantile Fund shall be permanently closed.

  (h) Prior to the Applicable Effective Time of the Reorganization (as hereinafter defined) with respect to each Mercantile Fund and its corresponding Firstar Fund, Firstar and Mercantile shall file appropriate Articles of

Transfer pursuant to the laws of the State of Maryland, effective as of the Applicable Effective Time of the Reorganization with respect to such Mercantile Fund and its corresponding Firstar Fund.

  3. Calculations.

  (a) The number of each class of Firstar Fund Shares of each Existing and Shell Firstar Fund issued to its Corresponding Mercantile Fund pursuant to
Section 2(b) hereof will be determined as follows:

    (i) With respect to the Mercantile Treasury Money Market Portfolio, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to either Investor A, Institutional, Trust or Trust II Shares of such Mercantile Fund shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (ii) With respect to the Mercantile Money Market Portfolio, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to either Investor A, Investor B, Institutional, Trust or Trust II Shares of such Mercantile Fund shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

    (iii) With respect to the Mercantile Tax-Exempt Money Market Portfolio:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Investor A Shares of such Mercantile Fund shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to either Trust or Trust II Shares of such Mercantile Fund shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (iv) With respect to the Conning Money Market Portfolio, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) shall be divided by the net asset value of one Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

    (v) With respect to all the other Mercantile Funds:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Investor A Shares of such Mercantile Fund shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Investor B Shares of such Mercantile Fund shall be divided by the net asset value of one Retail B Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

      (C) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable

    Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Institutional Shares of such Mercantile Fund shall be divided by the net asset value of one Class Y Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (D) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Mercantile Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Trust Shares of such Mercantile Fund shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

  (b) The net asset value of each class of Firstar Fund Shares shall be computed at the Applicable Valuation Time (as hereinafter defined) in the manner set forth in such Firstar Fund's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act"). The net asset value of shares of each class of a Mercantile Fund shall be computed at the Applicable Valuation Time in the manner set forth in such Mercantile Fund's then current prospectus under the 1933 Act.

  4. Valuation of Assets.

  (a) With respect to each Mercantile Fund, the value of its Assets shall be the value of such Assets computed as of the time at which its net asset value is calculated at the Applicable Valuation Time (as hereinafter defined). The net asset value of the Mercantile Fund Assets to be transferred to the Firstar Funds shall be computed by Mercantile and shall be subject to adjustment by the amount, if any, agreed to by Mercantile and the respective Mercantile Funds and Firstar and the respective Firstar Funds. In determining the value of the securities transferred by a Mercantile Fund to its Corresponding Firstar Fund, each security shall be priced in accordance with the pricing policies and procedures of such Mercantile Fund as described in its then current prospectus(es) and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Mercantile, provided that such determination shall be subject to the approval of Firstar. Firstar and Mercantile agree to use all commercially reasonable efforts to resolve, prior to the Applicable Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Firstar Fund and those determined in accordance with the pricing policies and procedures of its Corresponding Mercantile Fund.

  (b) It is understood and agreed that the net asset value of the Assets of those Mercantile Funds that are money market funds shall be based on the amortized cost valuation procedures that have been adopted by the Board of Directors of Mercantile; provided that if the difference between the per share net asset values of any such Mercantile Fund and its Corresponding Firstar Fund equals or exceeds $0.0010 at the Applicable Valuation Time, as computed by using market values in accordance with the policies and procedures established by Mercantile, either party shall have the right to postpone the Applicable Valuation Time and Applicable Effective Time of the Reorganization (as hereinafter defined) with respect to such Funds until such time as the per share difference is less than $0.0010.

  (c) At least fifteen (15) business days prior to the Applicable Effective Time of the Reorganization, each Mercantile Fund will provide its Corresponding Firstar Fund with a schedule of its securities and other Assets and Liabilities of which it is aware, and such Firstar Fund will provide the Mercantile Fund with a copy of the current investment objective and policies applicable to such Firstar Fund. Each Mercantile Fund reserves the right to sell any of the securities or other Assets shown on the list of the Fund's Assets prior to the Applicable Effective Time of the Reorganization but will not, without the prior approval of Firstar, acquire any additional securities other than securities which the Corresponding Firstar Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Applicable Effective Time of the Reorganization, each Firstar Fund will advise its Corresponding Mercantile Fund of any investments of such Mercantile Fund shown on such schedule which the Firstar Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Mercantile Fund holds any investments that its Corresponding Firstar Fund would not be permitted to hold under its stated investment objective or policies, the Mercantile Fund, if requested by the Firstar Fund and, to the extent permissible and consistent with the Mercantile Fund's own investment objective and policies, will dispose of such securities prior to the Applicable Effective Time of the Reorganization. In addition, if it is determined that the portfolios of the Mercantile Fund and the Firstar Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Firstar Fund is or will be subject with respect to such investments, the Mercantile Fund, if requested by the Firstar Fund and to the extent permissible and consistent with the Mercantile Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Applicable Effective Time of the Reorganization.

  5. Valuation Times. Subject to Section 4(b) hereof, the valuation time with respect to the Existing Firstar Funds and the Reorganizing Mercantile Funds shall be 4:00 p.m., Eastern Time, on November 24, 2000, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "First Valuation Time"). Subject to
Section 4(b) hereof, the valuation time with respect to the Shell Firstar Funds and the Continuing Mercantile Funds shall be 4:00 p.m., Eastern Time, on December 8, 2000, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Second Valuation Time" and, together with the First Valuation Time, each an "Applicable Valuation Time"), provided that the Second Valuation Time shall be no less than one week following the First Valuation Time, unless otherwise agreed in writing by the parties hereto. Notwithstanding anything herein to the contrary, in the event that at an Applicable Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Firstar or Mercantile, accurate appraisal of the value of the net assets of a Firstar Fund or a Mercantile Fund is impracticable, such Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Firstar Funds and the Mercantile Funds is practicable in the judgment of Firstar and Mercantile.

  6. Effective Time of the Reorganization.

  (a) Delivery by each Reorganizing Mercantile Fund of its respective Assets to its Corresponding Firstar Fund, delivery by such Corresponding Firstar Fund of its respective Firstar Fund Shares to such Reorganizing Mercantile Fund, and liquidation of each such Reorganizing Mercantile Fund, in each case, pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the First Valuation Time (or on such other date following the First Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Existing Firstar Funds and the Reorganizing Mercantile Funds. To the extent any Assets of any Reorganizing Mercantile Fund are, for any reason, not transferred to its Corresponding Firstar Fund at the Applicable Effective Time of the Reorganization with respect to such Funds, Mercantile shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

  (b) Delivery by each Continuing Mercantile Fund of its respective Assets to its Corresponding Firstar Fund, delivery by each such Corresponding Firstar Fund of its respective Firstar Fund Shares to such Continuing Mercantile Fund, and the liquidation of each such Continuing Mercantile Fund, in each case, pursuant to Section 2 hereof, shall occur at the opening of business on the next business day following the Second Valuation Time (or on such other date following the Second Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Shell Firstar Funds and the Continuing Mercantile Funds. To the extent any Assets of any Continuing Mercantile Fund are, for any reason, not transferred at the Applicable Effective Time of the Reorganization with respect to such Funds, Mercantile shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

  (c) Prior to the Applicable Effective Time of the Reorganization with respect to each Mercantile Fund and its Corresponding Firstar Fund, Firstar and Mercantile shall execute and file Articles of Transfer, effective as of the Applicable Effective Time of the Reorganization with respect to such Mercantile Fund and its Corresponding

Firstar Fund, with respect to the transactions contemplated by this Agreement with the Department of Assessments and Taxation of the State of Maryland (the "Department of Assessments").

  7. Termination of Mercantile. Promptly following the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and their Corresponding Mercantile Funds, Mercantile shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Mercantile has ceased to be an investment company; provided that until such order is granted, Mercantile shall continue to comply with all of its obligations as a registered investment company under the 1940 Act and under any and all other applicable state and federal securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Mercantile shall, promptly after the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and their Corresponding Mercantile Funds, file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 Notice, with respect to such Mercantile Fund(s). All reporting and other obligations of Mercantile shall remain the exclusive responsibility of Mercantile up to and including the date on which such Mercantile Fund is deregistered and dissolved. In addition, subject to the provisions of Section 28 hereof, promptly following the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and their Corresponding Mercantile Funds, Mercantile shall take all other steps necessary and proper to effect its complete dissolution. Without limiting the generality of the foregoing, (a) the affairs of Mercantile shall be immediately wound up, its contracts discharged and its business liquidated; and (b) at an appropriate time as determined by Mercantile, upon the advice of counsel, Mercantile shall file Articles of Dissolution with the Department of Assessments and other documents required to dissolve Mercantile under Maryland law.

  8. Certain Representations, Warranties, Covenants and Agreements of Mercantile. Mercantile, on behalf of itself and each of the Mercantile Funds, represents, warrants, covenants and agrees as follows:

    (a) Mercantile is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

    (b) Mercantile is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

    (c) Mercantile has the power to own all of its Assets and, subject to the approval of shareholders referred to in Section 10 hereof, to carry out and consummate the transactions contemplated herein. Mercantile has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon receipt by Mercantile of an exemptive order under
  Section 17 of the 1940 Act and the filing of Articles of Transfer with the Department of Assessments under Maryland law, to consummate the transactions contemplated by this Agreement.

    (d) This Agreement has been duly and validly authorized, executed and delivered by Mercantile, and represents the legal, valid and binding obligation of Mercantile, enforceable against Mercantile in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 34 of this Agreement, may not be enforceable. The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated by this Agreement will not, violate Mercantile's Charter or Bylaws or any other organizational document of Mercantile or any material agreement, contract or other arrangement to which Mercantile is a party or by which Mercantile or its properties or Assets may be bound, subject or affected.

    (e) Each Mercantile Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under
  Part I of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"), and each Mercantile Fund currently qualifies, and shall continue to qualify, as a regulated investment company under such Part for its taxable year that includes the date on which the Applicable Effective Time of the Reorganization occurs.

    (f) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including, without limitation, interest, additions to tax, and penalties thereon (collectively, "Taxes"), that relate to the Assets of Mercantile or of any Mercantile Fund, and that are either due or properly shown to be due on any return filed by Mercantile or by any Mercantile Fund have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to Mercantile's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Mercantile (or with respect to any Assets of any Mercantile Fund).

    (g) All federal and other tax returns and reports of Mercantile and each Mercantile Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization, have been or will be filed in a timely manner, and all federal and other taxes owed by Mercantile on behalf of the Mercantile Funds, have been or will be timely paid so far as due, and to the best of Mercantile's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

    (h) The financial statements of each of the Mercantile Funds for its respective fiscal year ended November 30, 1999, examined by KPMG LLP, and the unaudited financial statements of each of the Mercantile Funds for its respective six-month period ended May 31, 2000, copies of which have been previously furnished to Firstar, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such Mercantile Fund as of the dates indicated therein and (ii) the results of operations of such Mercantile Fund for the periods indicated.

    (i) Prior to or as of the First Valuation Time, each of the Reorganizing Mercantile Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to or as of the First Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before November 30, 1999 and for the period from said date to and including the Applicable Effective Time of the Reorganization (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before November 30, 1999 and in the period from said date to and including the Applicable Effective Time of the Reorganization.

    (j) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Mercantile Fund, all Liabilities of such Mercantile Fund which are required to be reflected in the net asset value per share of shares of such Mercantile Fund in accordance with applicable law are reflected in the net asset value per share of such Mercantile Fund.

    (k) To Mercantile's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Mercantile Fund there shall be, no legal, administrative or other proceedings or investigations pending or, to Mercantile's knowledge, threatened against or otherwise involving Mercantile or any Mercantile Fund which could result in liability on the part of Mercantile or any Mercantile Fund.

    (l) Subject to the approval of shareholders referred to in Section 10 hereof and the filing of Articles of Transfer with the Department of Assessments under Maryland law, at both the First Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Reorganizing Mercantile Fund, Mercantile, on behalf of each Reorganizing Mercantile Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Reorganizing Mercantile Fund. Upon delivery and payment for the Assets of the Reorganizing Mercantile Funds as contemplated in Section 2(b) above and the filing of Articles of Transfer with the Department of Assessments under Maryland law, each Corresponding Firstar Fund shall acquire good and marketable title to the Assets of its Corresponding Mercantile Fund, in each case, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

    (m) Subject to the approval of shareholders referred to in Section 10 hereof and the filing of Articles of Transfer with the Department of Assessments under Maryland law, at both the Second Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Continuing Mercantile Fund,

  Mercantile, on behalf of each Continuing Mercantile Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Continuing Mercantile Fund. Upon delivery and payment for the Assets of the Continuing Mercantile Fund, as contemplated in Section 2(b) above and the filing of Articles of Transfer with the Department of Assessments under Maryland law, each Shell Firstar Fund shall acquire good and marketable title to the Assets of its Corresponding Mercantile Fund, in each case, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

    (n) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation by Mercantile and by each Mercantile Fund of the transactions contemplated by this Agreement, except (i) the filing of Articles of Transfer with the Department of Assessments under Maryland law and (ii) as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

    (o) On the effective date of the N-14 Registration Statement (as hereinafter defined), at the time of the shareholders' meeting referred to in Section 10 hereof and at each Applicable Effective Time of the Reorganization, the registration statement filed by Firstar on Form N-14 relating to the shares of each Firstar Fund that will be registered with the SEC pursuant to this Agreement, together with any and all supplements and amendments thereto and the documents contained or incorporated therein by reference, as supplemented and amended, including, without limitation, the proxy statement of Mercantile and the prospectuses of Mercantile and Firstar with respect to the transactions contemplated by this Agreement (such registration statement, together with such supplements and amendments and the documents contained therein or incorporated therein by reference, as supplemented and amended, the "N-14 Registration Statement") shall with respect to Mercantile and each Mercantile Fund: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

    (p) All of the issued and outstanding shares of each of the Mercantile Funds have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). All shares of any Mercantile Fund issued on or after the date hereof shall be duly and validly issued, fully paid and non-assessable and offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). No shareholder of any of the Mercantile Funds has, or will hereafter have, any statutory or contractual preemptive right of subscription or purchase in respect of any shares of any Mercantile Fund.

    (q) Mercantile shall not sell or otherwise dispose of any Firstar Fund Shares received in the transactions contemplated herein, except in distribution to the Recordholders as contemplated herein.

  9. Certain Representations, Warranties, Covenants and Agreements of Firstar. Firstar, on behalf of itself and each of the Firstar Funds, represents, warrants, covenants and agrees as follows:

    (a) Firstar is a corporation duly organized, validly existing and in good standing under the laws of the State of Wisconsin.

    (b) Firstar is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

    (c) Firstar has the power to own all of its Assets and, subject to the approval of shareholders and the filing of the Articles of Amendment to the Articles of Incorporation of Firstar referred to in Section 11 hereof, to carry out and consummate the transactions contemplated herein. Firstar has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon the filing of the Articles of Amendment to the Articles of Incorporation of Firstar referred to in
  Section 11 hereof and receipt by Firstar of an exemptive order under
  Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

    (d) This Agreement has been duly and validly authorized, executed and delivered by Firstar, and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 33 of this Agreement, may not be enforceable. Subject to the filing of the Articles of Amendment to the Articles of Incorporation of Firstar referred to in Section 11 hereof, the execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of Firstar or any other organizational document of Firstar, or any agreement, contract or other arrangement to which Firstar is a party or by which Firstar or its properties or Assets may be bound, subject or affected.

    (e) Each Firstar Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, and each Firstar Fund has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified. Each Firstar Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

    (f) All Taxes that relate to the Assets of Firstar or of any Firstar Fund, and that are either due or properly shown to be due on any return filed by Firstar or by any Firstar Fund, have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to Firstar's knowledge, there are no levies, liens or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Firstar (or with respect to any Assets of any Firstar Fund).

    (g) All federal and other tax returns and reports of Firstar and each Firstar Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization have been or will be filed in a timely manner, and all federal and other taxes owed by Firstar on behalf of the Firstar Funds have been or will be timely paid so far as due, and to the best of Firstar's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

    (h) The financial statements of each of the Firstar Funds for its respective fiscal year ended October 31, 1999, examined by PricewaterhouseCoopers LLP, and the unaudited financial statements of each of the Firstar Funds for its respective six-month period ended April 30, 2000, copies of which have been previously furnished to Mercantile, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such Firstar Fund as of the dates indicated therein and (ii) the results of operations of such Firstar Fund for the periods indicated.

    (i) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund, all Liabilities of such Firstar Fund which are required to be reflected in the net asset value per share of the Firstar Fund Shares issued by such Firstar Fund pursuant to this Agreement in accordance with applicable law are reflected in the net asset value per share of such Firstar Fund.

    (j) To Firstar's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund there shall be, no legal, administrative or other proceedings or investigations pending or, to Firstar's knowledge, threatened against or otherwise involving Firstar or any Firstar Fund which could result in liability on the part of Firstar or any Firstar Fund.

    (k) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity is required for the consummation by Firstar and by each Firstar Fund of the transactions contemplated by this Agreement except (i) the filing of Articles of Amendment to the Articles of

  Incorporation of Firstar referred to in Section 11 hereof and (ii) as may be required by the 1933 Act, the 1934 Act, the 1940 Act or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

    (l) On the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 10 hereof and at each Applicable Effective Time of the Reorganization, the N-14 Registration Statement shall with respect to Firstar and each of the Firstar Funds: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

    (m) The Firstar Fund Shares to be issued and delivered to each Mercantile Fund pursuant to the terms hereof shall have been duly authorized as of the Applicable Effective Time of the Reorganization and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of any Firstar Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

    (n) For the period beginning at the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and the Continuing Mercantile Funds and ending not less than four years thereafter, Firstar shall provide or cause to be provided, liability coverage for the Directors and officers of Mercantile which covers the actions of such Directors and officers of Mercantile for the period they served as such and is at least comparable to the liability coverage currently applicable to the Directors and officers of Mercantile. Firstar agrees that all rights to indemnification existing in favor of the Mercantile Directors, acting in their capacities as such, under Mercantile's Charter as in effect as of the date of this Agreement shall survive the Reorganization as obligations of Firstar, shall continue in full force and effect without any amendment thereto, and shall constitute rights which may be asserted against Firstar.

  10. Shareholder Action on Behalf of the Mercantile Funds. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Applicable Effective Time of the Reorganization, and as a condition to the consummation of the transactions contemplated hereby, the Board of Directors of Mercantile shall call, and Mercantile shall hold, a meeting of the shareholders of each of the Mercantile Funds for the purpose of considering and voting upon:

    (a) Approval of this Agreement and the transactions contemplated hereby, including, without limitation, the transfer by such Mercantile Fund to its Corresponding Firstar Fund, of substantially all of the Assets belonging to such Mercantile Fund and the assumption by such Corresponding Firstar Fund of substantially all of the Liabilities of such Mercantile Fund, in exchange for the Firstar Fund Shares issued by such Corresponding Firstar Fund to such Mercantile Fund, in each case, in accordance with, and at the respective times set forth in, Section 2 hereof.

    (b) The liquidation of such Mercantile Fund through the distribution of the Firstar Fund Shares received by such Mercantile Fund to the Recordholders of the Mercantile Fund as described in this Agreement.

    (c) Such other matters as may be determined by the Boards of Directors of the parties.

  11. Shareholder Action on Behalf of Firstar. Prior to the Effective Time of the Reorganization with respect to the Existing Firstar Funds and as a condition to the consummation of the transactions contemplated hereby, (i) the Board of Directors of Firstar shall call, and Firstar shall hold, a meeting of the shareholders of Firstar for the purpose of considering and voting upon (1) the approval of Articles of Amendment to the Articles of Incorporation of Firstar to enable Firstar to issue more than 30 classes of common stock (the "Articles of Amendment"), (2) the approval of a sub-advisory agreement between Firstar Investment Research & Management Company, LLC ("FIRMCO") and Clay Finlay Inc. with respect to the Firstar Core International Equity Fund (the "Sub-Advisory Agreement"), and (3) such other matters as may be determined by the Board of Directors of Firstar, and (ii) provided that the approval required of Firstar's shareholders is obtained, the

Articles of Amendment shall be filed with the office of the Department of Financial Institutions of the State of Wisconsin.

  12. N-14 Registration Statement. Firstar shall file the N-14 Registration Statement. Firstar and Mercantile have cooperated and shall continue to cooperate with each other and have furnished and shall continue to furnish each other with the information relating to themselves that is required by the 1933 Act, the 1934 Act, the 1940 Act and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder) to be included in the N-14 Registration Statement and the information relating to themselves that is necessary to ensure that the N-14 Registration Statement does not contain any untrue statement of a material fact and to ensure that the N-14 Registration Statement does not omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

  13. Firstar Conditions. The obligations of Firstar (and of each respective Firstar Fund) hereunder shall be subject to the following conditions precedent:

    (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of Mercantile (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by the shareholders of each of the Mercantile Funds, in each case, in the manner required by law.

    (b) The Articles of Amendment and Sub-Advisory Agreement shall have been approved by the shareholders of Firstar and the Articles of Amendment shall have been filed with the office of the Secretary of State of Wisconsin.

    (c) Mercantile shall have duly executed and delivered to Firstar, on behalf of each Mercantile Fund, such bills of sale, assignments, certificates and other instruments of transfer, including, without limitation, Articles of Transfer for filing with the Department of Assessments under Maryland law ("Transfer Documents"), as Firstar may deem necessary or desirable to transfer to the Corresponding Firstar Fund of such Mercantile Fund all of the right, title and interest of such Mercantile Fund in and to substantially all of the respective Assets of such Mercantile Fund. In each case, the Assets of each Mercantile Fund so transferred shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

    (d) All representations and warranties of Mercantile made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any Mercantile Fund or of Mercantile since the date of the most recent financial statements referred to in
  Section 8(h), other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 8(h). At the Applicable Effective Time of the Reorganization, Firstar shall have received a certificate from the President or Vice President of Mercantile, dated as of such date, certifying on behalf of Mercantile that as of such date each of the conditions set forth in this clause (d) have been met.

    (e) Firstar shall have received opinions of Drinker Biddle & Reath LLP, counsel to Mercantile, addressed to Firstar, in form and substance reasonably satisfactory to Firstar, and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to
  Firstar: (i) Mercantile is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; (ii) this Agreement has been duly and validly authorized, executed and delivered by Mercantile and represents the legal, valid and binding obligation of Mercantile, enforceable against Mercantile in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular Mercantile Fund and its Assets, including but not limited to Section 34 of this Agreement; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Charter or Bylaws of Mercantile or any material agreement known to counsel to which Mercantile is a party or by which Mercantile may be bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Mercantile of the transactions contemplated by this Agreement, except such (including the filing of Articles of Transfer with the Department of Assessments) as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Maryland corporate and securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinions may rely on opinions of Venable Baetjer and Howard, LLP to the extent set forth in each such opinion.

    (f) The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Firstar, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement and all such permits, licenses and other authorizations shall be in full force and effect at such time.

    (g) At the Applicable Effective Time of the Reorganization, Mercantile shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Mercantile prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and Firstar shall have received a certificate from the President or Vice President of Mercantile, dated as of such date, certifying on behalf of Mercantile that the conditions set forth in this clause (g) have been, and continue to be, satisfied.

    (h) Mercantile's agreements with each of its service contractors shall have terminated at the Applicable Effective Time of the Reorganization and each party shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

    (i) Firstar shall have received the tax opinions provided for in Section 15 hereof.

    (j) Firstar shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

  14. Mercantile Conditions. The obligations of Mercantile (and of each respective Mercantile Fund) hereunder shall be subject to the following conditions precedent:

    (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of Firstar (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by the shareholders of each of the Mercantile Funds, in each case, in the manner required by law.

    (b) The Articles of Amendment and Sub-Advisory Agreement shall have been approved by the shareholders of Firstar and the Articles of Amendment shall have been filed with the office of the Secretary of State of Wisconsin.

    (c) All representations and warranties of Firstar made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any Firstar Fund or of Firstar since the date of the most recent financial statements referred to in Section 9(h) other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 9(h). At the Applicable Effective Time of the Reorganization, Mercantile shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that as of such date each of the conditions set forth in this clause (c) have been met.

    (d) Mercantile shall have received opinions of Drinker Biddle & Reath LLP, counsel to Firstar, addressed to Mercantile, in form and substance reasonably satisfactory to Mercantile, and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to Mercantile: (i) Firstar is a corporation duly organized, validly existing and in good standing under the laws of the State of Wisconsin;
  (ii) the shares of each Existing or Shell Firstar Fund, as appropriate, to be delivered to its Corresponding Mercantile Fund are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such Firstar Fund, and to such counsel's knowledge, no shareholder of any Firstar Fund has any statutory preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly and validly authorized, executed and delivered by Firstar and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with the terms hereof, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular Firstar Fund and its Assets, including but not limited to Section 33 of this Agreement; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of Firstar, or any material agreement known to such counsel to which Firstar is a party or by which Firstar may be bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Firstar of the transactions contemplated by this Agreement, except such (including the filing of Articles of Amendment to the Articles of Incorporation of Firstar with the Department of Financial Institutions of the State of Wisconsin) as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Wisconsin corporate and securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinions may rely on opinions of Foley & Lardner to the extent set forth in each such opinion.

    (e) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or, to the knowledge of Mercantile, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement, and all such permits and other authorizations shall be in full force and effect at such time.

    (f) At the Applicable Effective Time of the Reorganization, Firstar shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Firstar prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and Mercantile shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that the conditions set forth in this clause (f) have been, and continue to be, satisfied.

    (g) Mercantile shall have received the tax opinions provided for in
  Section 15 hereof.

    (h) Mercantile shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

  15. Tax Opinion. Firstar and Mercantile shall receive opinions of Drinker Biddle & Reath LLP addressed to both Firstar and Mercantile in a form reasonably satisfactory to them, and dated as of the Applicable Effective Time of the Reorganization, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinions, and subject to qualifications and exceptions reasonably acceptable to the parties:

    (a) The Reorganization will consist of nineteen "reorganizations" within the meaning of Section 368(a) of the Code, and each Mercantile Fund and the Corresponding Firstar Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization;

    (b) In accordance with Section 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by any Mercantile Fund upon the transfer of substantially all of its Assets and substantially all of its Liabilities to the Corresponding Firstar Fund in exchange for the Firstar Fund Shares of the Corresponding Firstar Fund;

    (c) In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by each Firstar Fund upon the receipt of substantially all of the Assets and assumption of substantially all of the Liabilities of the Corresponding Mercantile Fund in exchange for the Firstar Fund Shares;

    (d) In accordance with Section 362(b) of the Code, the basis of each Mercantile Fund's Assets received by the Corresponding Firstar Fund pursuant to the Reorganization will be the same as the basis of those Assets in the hands of the Mercantile Fund immediately prior to the Reorganization;

    (e) In accordance with Section 1223(2) of the Code, the holding period of each Mercantile Fund's Assets in the hands of the Corresponding Firstar Fund will include the period for which such Assets have been held by the Mercantile Fund;

    (f) In accordance with Section 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by any Mercantile Fund on the distribution to its shareholders of the Firstar Fund Shares to be received by the Mercantile Fund in the Reorganization;

    (g) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of any Mercantile Fund upon their receipt of the Corresponding Firstar Fund Shares in exchange for such shareholders' shares of the Mercantile Fund;

    (h) In accordance with Section 358(a)(1) of the Code, the basis of the Firstar Fund Shares received by the shareholders of each Corresponding Mercantile Fund will be the same as the basis of the Mercantile Fund shares surrendered by such shareholders pursuant to the Reorganization;

    (i) In accordance with Section 1223(1) of the Code, the holding period for the Firstar Fund Shares received by each Mercantile Fund shareholder will include the period during which such shareholder held the Mercantile Fund shares surrendered therefor, provided that such Mercantile Fund shares are held as a capital asset in the hands of such Mercantile Fund shareholder on the date of the exchange; and

    (j) Each Firstar Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Corresponding Mercantile Fund as of the Applicable Effective Time of the Reorganization, subject to the conditions and limitations specified in the Code.

  In rendering such opinions described in this paragraph, Drinker Biddle & Reath LLP may require and, to the extent it deems necessary and appropriate, may rely upon representations made in certificates of Firstar Funds and Mercantile Funds, their affiliates, and principal shareholders.

  16. Tax Documents. Mercantile shall deliver to Firstar at the Applicable Effective Time of the Reorganization, confirmations and/or other evidence satisfactory to Firstar as to the adjusted tax basis of the Assets of each Mercantile Fund delivered to a Firstar Fund in accordance with the terms of this Agreement.

  17. Further Assurances. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such other party's obligations hereunder. In addition, Mercantile shall deliver or cause to be delivered to Firstar, each account, book, record and other document of Mercantile required to be maintained by Mercantile pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in).

  18. Termination of Representations and Warranties. The representations and warranties of the parties set forth in this Agreement shall terminate upon the consummation of the transactions contemplated herein;

provided, however, that nothing contained in this Section 18 shall be construed (a) to terminate the obligations of each Firstar Fund to discharge the Liabilities of the Corresponding Mercantile Fund assumed pursuant to
Section 2(b) hereof, or (b) to terminate the obligations of Firstar to provide liability coverage for the Directors and officers of Mercantile and to indemnify the Directors of Mercantile, in each case, pursuant to the covenants set forth in Section 9(n) hereof.

  19. Termination of Agreement. This Agreement may be terminated by a party at any time at or prior to the Applicable Effective Time of the Reorganization by a vote of a majority of such party's Board of Directors as provided below:

    (a) By Firstar if the conditions set forth in Section 13 are not satisfied as specified in said Section;

    (b) By Mercantile if the conditions set forth in Section 14 are not satisfied as specified in said Section; or

    (c) By mutual consent of both parties.

If a party terminates this Agreement because one or more of its conditions have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void insofar as it is so terminated without any liability of any party to the other parties except as otherwise provided herein.

  20. Amendment and Waiver. At any time prior to or (to the fullest extent permitted by applicable law) after approval of this Agreement by the shareholders of Mercantile in accordance with Section 10 hereof, (a) the parties hereto may, by written agreement authorized by their respective Boards of Directors and with or without the approval of their shareholders, amend, modify or terminate any of the provisions of this Agreement, and (b) any party may waive any breach by any other party or any failure by any other party to satisfy any of the conditions to the obligations of the waiving party (such waiver to be in writing and authorized by an authorized officer of the waiving party) with or without the approval of such party's shareholders.

  21. Governing Law. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the internal laws of the State of Wisconsin, without giving effect to the conflicts of law principles of such state.

  22. Successors and Assigns. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by any party without the prior written consent of the other party.

  23. Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto (including, without limitation, any shareholder of Firstar or Mercantile), other than (a) the Directors and officers of Mercantile with respect to the covenants set forth in Section 9(n) hereof, and (b) the successors and permitted assigns of the parties.

  24. Notices. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case, properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

  If to Firstar:

  Firstar Funds, Inc.
  615 East Michigan Street
  P.O. Box 3011
  Milwaukee, Wisconsin 53201-3011

  With copies to:

  W. Bruce McConnel, Esq.
  Drinker Biddle & Reath LLP
  One Logan Square
  18th & Cherry Streets
  Philadelphia, Pennsylvania 19103-6996
  Telecopier Number: (215) 988-2757

  If to Mercantile:

  Mercantile Mutual Funds, Inc.
  3435 Stelzer Road
  Columbus, Ohio 43219

  With copies to:

  Mary Jo Reilly, Esq.
  Drinker Biddle & Reath LLP
  One Logan Square
  18th & Cherry Streets
  Philadelphia, Pennsylvania 19103-6996
  Telecopier Number: (215) 988-2757

  25. Expenses. With regard to the expenses incurred by Mercantile and Firstar in connection with this Agreement and the transactions contemplated hereby, FIRMCO shall bear such expenses or cause one of its affiliates to bear such expenses.

  26. Entire Agreement. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

  27. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

  28. Failure of One Fund to Consummate the Transactions. Subject to the conditions set forth in this Agreement, and provided that the Reorganization shall continue to qualify for tax-free treatment under the Code, the failure of one Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Fund, and the provisions of this Agreement shall be construed to effect this intent.

  29. No Brokers or Finders. Each of the parties, on behalf of both itself and each of its Funds, hereby represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

  30. Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

  31. Effect of Facsimile Signature. A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any Transfer Document shall have the same effect as if executed in the original by such officer.

  32. Headings. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  33. Firstar Liability. Both parties specifically acknowledge and agree that any liability of Firstar under this Agreement with respect to a particular Firstar Fund, or in connection with the transactions contemplated herein with respect to a particular Firstar Fund, shall be discharged only out of the assets of the particular Firstar Fund and that no other portfolio of Firstar shall be liable with respect thereto.

  34. Mercantile Liability. Both parties specifically acknowledge and agree that any liability of Mercantile under this Agreement with respect to a Mercantile Fund, or in connection with the transactions contemplated herein with respect to a particular Mercantile Fund, shall be discharged only out of the assets of the particular Mercantile Fund and that no other portfolio of Mercantile shall be liable with respect thereto.

                                          [Signatures Omitted]

                                   SCHEDULE A

Mercantile Fund and Share Class                   Firstar Fund and Share Class
-------------------------------                   ----------------------------
Mercantile Treasury Money Market Portfolio        Firstar U.S. Treasury Money Market Fund
Investor A Shares (Class B Shares)                Institutional Shares
Institutional Shares (Class B--Special Series     Institutional Shares
 2 Shares)
Trust Shares (Class B--Special Series 1           Institutional Shares
 Shares)
Trust II Shares (Class B--Special Series 3        Institutional Shares
 Shares)

Mercantile Money Market Portfolio                 Firstar Money Market Fund
Investor A Shares (Class A Shares)                Retail A Shares
Investor B Shares (Class A--Special Series 3      Retail A Shares
 Shares)
Institutional Shares (Class A--Special Series     Retail A Shares
 2 Shares)
Trust Shares (Class A--Special Series 1           Retail A Shares
 Shares)
Trust II Shares (Class A--Special Series 4        Retail A Shares
 Shares)

Mercantile Tax-Exempt Money Market Portfolio      Firstar Tax-Exempt Money Market Fund
Investor A Shares (Class J Shares)                Retail A Shares
Trust Shares (Class J--Special Series 1           Institutional Shares
 Shares)
Trust II Shares (Class J--Special Series 2        Institutional Shares
 Shares)

Conning Money Market Portfolio                    Conning Money Market Fund
Shares (Class T Shares)                           Shares

Mercantile U.S. Government Securities
 Portfolio                                        Firstar U.S. Government Securities Fund
Investor A Shares (Class E Shares)                Retail A Shares
Investor B Shares (Class E--Special Series 3      Retail B Shares
 Shares)
Institutional Shares (Class E--Special Series     Class Y Shares
 2 Shares)
Trust Shares (Class E--Special Series 1           Institutional Shares
 Shares)

Mercantile Intermediate Corporate Bond
 Portfolio                                        Firstar Intermediate Bond Market Fund
Investor A Shares (Class O Shares)                Retail A Shares
Institutional Shares (Class O--Special Series     Class Y Shares
 2 Shares)
Trust Shares (Class O--Special Series 1           Institutional Shares
 Shares)

Mercantile Government & Corporate Bond Portfolio  Firstar Aggregate Bond Fund
Investor A Shares (Class D Shares)                Retail A Shares
Investor B Shares (Class D--Special Series 3      Retail B Shares
 Shares)
Institutional Shares (Class D--Special Series     Class Y Shares
 2 Shares)
Trust Shares (Class D--Special Series 1           Institutional Shares
 Shares)

Mercantile Bond Index Portfolio                   Firstar Aggregate Bond Fund
Investor A Shares (Class Q Shares)                Retail A Shares
Institutional Shares (Class Q--Special Series     Class Y Shares
 2 Shares)
Trust Shares (Class Q--Special Series 1           Institutional Shares
 Shares)

Mercantile Short-Intermediate Municipal           Firstar Tax-Exempt Intermediate Bond
 Portfolio                                        Fund
Investor A Shares (Class I Shares)                Retail A Shares
Trust Shares (Class I--Special Series 1           Institutional Shares
 Shares)

Mercantile Missouri Tax-Exempt Bond Portfolio     Firstar Missouri Tax-Exempt Bond Fund
Investor A Shares (Class K Shares)                Retail A Shares
Investor B Shares (Class K--Special Series 2      Retail B Shares
 Shares)
Trust Shares (Class K--Special Series 1           Institutional Shares
 Shares)

Mercantile National Municipal Bond Portfolio      Firstar National Municipal Bond Fund
Investor A Shares (Class N Shares)                Retail A Shares
Investor B Shares (Class N--Special Series 2      Retail B Shares
 Shares)
Trust Shares (Class N--Special Series 1           Institutional Shares
 Shares)

Mercantile Fund and Share Class                Firstar Fund and Share Class
-------------------------------                ----------------------------
Mercantile Balanced Portfolio                  Firstar Balanced Growth Fund
Investor A Shares (Class G Shares)             Retail A Shares
Investor B Shares (Class G--Special Series 3   Retail B Shares
 Shares)
Institutional Shares (Class G--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class G--Special Series 1        Institutional Shares
 Shares)

Mercantile Equity Income Portfolio             Firstar Equity Income Fund
Investor A Shares (Class M Shares)             Retail A Shares
Investor B Shares (Class M--Special Series 3   Retail B Shares
 Shares)
Institutional Shares (Class M--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class M--Special Series 1        Institutional Shares
 Shares)

Mercantile Equity Index Portfolio              Firstar Equity Index Fund
Investor A Shares (Class P Shares)             Retail A Shares
Institutional Shares (Class P--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class P--Special Series 1        Institutional Shares
 Shares)

Mercantile Growth & Income Equity Portfolio    Firstar Growth & Income Fund
Investor A Shares (Class C Shares)             Retail A Shares
Investor B Shares (Class C--Special Series 3   Retail B Shares
 Shares)
Institutional Shares (Class C--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class C--Special Series 1        Institutional Shares
 Shares)

Mercantile Growth Equity Portfolio             Firstar Growth Fund
Investor A Shares (Class S Shares)             Retail A Shares
Investor B Shares (Class S--Special Series 3   Retail B Shares
 Shares)
Institutional Shares (Class S--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class S--Special Series 1        Institutional Shares
 Shares)

Mercantile Small Cap Equity Portfolio          Firstar Emerging Growth Fund
Investor A Shares (Class F Shares)             Retail A Shares
Investor B Shares (Class F--Special Series 3   Retail B Shares
 Shares)
Institutional Shares (Class F--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class F--Special Series 1        Institutional Shares
 Shares)

Mercantile Small Cap Equity Index Portfolio    Firstar Small Cap Index Fund
Investor A Shares (Class R Shares)             Retail A Shares
Institutional Shares (Class R--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class R--Special Series 1        Institutional Shares
 Shares)

Mercantile International Equity Portfolio      Firstar Core International Equity Fund
Investor A Shares (Class H Shares)             Retail A Shares
Investor B Shares (Class H--Special Series 3   Retail B Shares
 Shares)
Institutional Shares (Class H--Special Series  Class Y Shares
 2 Shares)
Trust Shares (Class H--Special Series 1        Institutional Shares
 Shares)

                             Firstar Stellar Funds

                              Money Market Funds:
                         Firstar Stellar Treasury Fund
                  Firstar Stellar Tax-Free Money Market Fund
                Firstar Stellar Ohio Tax-Free Money Market Fund

                                  Bond Funds:
                     Firstar Stellar Strategic Income Fund
                  Firstar Stellar U.S. Government Income Fund
                  Firstar Stellar Insured Tax-Free Bond Fund

                                 Equity Funds:
                      Firstar Stellar Growth Equity Fund
                      Firstar Stellar Relative Value Fund
                   Firstar Stellar Science & Technology Fund
                             Firstar Stellar Fund
                   Firstar Stellar Capital Appreciation Fund
                   Firstar Stellar International Equity Fund

                           615 East Michigan Street
                                 P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701

                                                                October 7, 2000

Dear Shareholder:

  On behalf of the Board of Trustees of Firstar Stellar Funds ("Stellar"), we are pleased to invite you to a special meeting of shareholders of the Stellar funds named above (each a "Stellar Fund") to be held at 10:00 a.m. (Eastern time) on November 24, 2000 at the offices of Stellar's special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania (the "Special Meeting"). At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of June 7, 2000 (the "Reorganization Agreement"), by and between Stellar and Firstar Funds, Inc. ("Firstar"), which contemplates the reorganization of your Stellar Fund into a corresponding fund of Firstar (each a "Firstar Fund").

  Background. Firstar Investment Research & Management Company, LLC ("FIRMCO"), a subsidiary of Firstar Corporation and investment adviser to Firstar, is also the investment adviser for the Stellar Funds. Prior to April 1, 2000, the Stellar Funds were managed by the Capital Management Division of Firstar Bank, N.A. As part of an internal restructuring of the investment advisory function within the Firstar Corporation family, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO.

  In addition, Mercantile Bancorporation Inc. merged with Firstar Corporation on September 17, 1999. As a result of that merger, Mississippi Valley Advisors, Inc. ("MVA"), formerly the investment adviser to Mercantile Mutual Funds, Inc. ("Mercantile"), became an indirect wholly-owned subsidiary of Firstar Corporation. On March 1, 2000, FIRMCO acquired all of the assets and liabilities of MVA. As a result of this acquisition, FIRMCO became investment adviser to Mercantile.

  Firstar Bank, N.A. serves as the investment adviser to the Firstar Select Funds ("Select"). Because FIRMCO now manages Firstar, Stellar and Mercantile and its affiliate manages Select, FIRMCO has decided to combine the assets of Firstar, Stellar, Mercantile and Select into thirty-six separate Firstar investment portfolios.

  At the upcoming Special Meeting, you will be asked to approve the reorganization of your Stellar Fund into a corresponding Firstar Fund (the "Reorganization"). If shareholder approval is obtained, your Stellar Fund will be reorganized into the corresponding Firstar Fund in late November or early December 2000, when your shares in the Stellar Fund will be exchanged for shares of equal value of a corresponding Firstar Fund.

  STELLAR'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

  In considering these matters, you should note:

 .  The Same or Similar Objectives and Policies

  Four of the Stellar Funds are proposed to be reorganized into existing Firstar Funds, each of which will have investment objectives and policies following the Reorganization that are, in general, similar to those of the corresponding Stellar Fund: (1) the Stellar Treasury Fund along with a separate portfolio offered by Mercantile (the Mercantile Treasury Money Market Portfolio) will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund along with a separate portfolio offered by Mercantile (the Mercantile Tax-Exempt Money Market Portfolio) will be reorganized into the Firstar Tax-Exempt Money Market Fund,
(3) the Stellar Fund will be reorganized into the Firstar Balanced Income Fund, and (4) the Stellar Capital Appreciation Fund will be reorganized into the Firstar MidCap Index Fund (the Firstar MidCap Index Fund will have different investment objectives from the Stellar Capital Appreciation Fund, but will hold many similar securities).

  Six of the Stellar Funds (i.e., the Stellar Ohio Tax-Free Money Market Fund, Stellar Strategic Income Fund, Stellar Growth Equity Fund, Stellar Relative Value Fund, Stellar Science & Technology Fund and Stellar International Equity
Fund) are proposed to be reorganized into newly organized Firstar Funds that have been specifically created for the purposes of the Reorganization, each of which will continue the investment objective and policies of the particular Stellar Fund that is being reorganized into it.

  Two of the Stellar Funds are proposed to be reorganized together with a Mercantile Fund into existing Firstar Funds that have not yet commenced operations. Each of these Firstar Funds will continue the investment objectives and policies of one of the two Funds being reorganized into it: (1) the Stellar U.S. Government Income Fund and Mercantile U.S. Government Securities Portfolio will reorganize into the Firstar U.S. Government Securities Fund, which will continue the investment objective and policies of the Mercantile U.S. Government Securities Portfolio, and (2) the Stellar Insured Tax-Free Bond Fund and the Mercantile National Municipal Bond Portfolio will reorganize into the Firstar National Municipal Bond Fund, which will continue the investment objective and policies of the Mercantile National Municipal Bond Portfolio. The Mercantile U.S. Government Securities Portfolio and the Mercantile National Municipal Bond Portfolio have investment objectives and policies that are substantially similar to the investment objectives and policies of their respective corresponding Stellar Fund.

 .  Same Value of Shares

  The Firstar Fund shares you receive in the Reorganization will have the same total dollar value as the total dollar value of the Stellar Fund shares that you held immediately prior to the Reorganization. The exchange of Stellar Fund shares for Firstar Fund shares will be tax-free under federal tax laws, and no front-end or contingent deferred sales loads will be charged as a result of the exchange.

 .  Reasons for the Reorganization

  The proposed Reorganization is expected to benefit Stellar Fund shareholders by, among other things:

    (i) offering a larger and more diverse group of mutual funds to all shareholders;

    (ii) actually or potentially reducing overall expenses by the achievement of economies of scale associated with a larger asset base;

    (iii) offering an opportunity for better investment performance due to an expanded equity research staff that can focus on the core products available;

    (iv) offering distribution channels that will have a better understanding of the proprietary products offered by Firstar and will be better able to communicate FIRMCO's investment style to existing and prospective shareholders, thereby increasing assets in the complex; and

    (v) allowing FIRMCO to effect portfolio transactions on more favorable terms.

  To see how the Reorganization will affect your Stellar Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding Firstar Funds.

  The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Stellar Funds named above, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.

  Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

  1. Internet--Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

  2. Telephone--Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free 800 number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

  3. By mail--If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the Ballot, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

  Please return your Proxy Ballot(s) or follow the instructions in the enclosed proxy voting materials to vote on-line or by telephone so that your vote will be counted.

  Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot(s) today, in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.

  The proposed Reorganization and the reasons for the Stellar Board of Trustees' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Stellar toll-free at 1-800-677-FUND.

  We look forward to your attendance at the Special Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

                                          Sincerely,

                                          /s/ Bruce Laning
                                          Bruce Laning
                                          President

                              FIRSTAR FUNDS, INC.
                                October 7, 2000

                              Questions & Answers

For Shareholders of Firstar Stellar Funds:

  The following questions and answers provide an overview of the proposal to reorganize your portfolio of Firstar Stellar Funds ("Stellar") into a corresponding portfolio offered by Firstar Funds, Inc. ("Firstar"). We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.

-------------------------------------------------------------------------------

Q:  What are Stellar shareholders being asked to vote upon?

A:Stellar shareholders are being asked to consider and approve a proposal to reorganize each of the portfolios offered by Stellar (each, a "Stellar Fund") into a corresponding portfolio of Firstar (each, a "Firstar Fund").

Q: Why has the reorganization of the Stellar Funds into corresponding Firstar Funds been recommended?

A: The Board of Trustees of Stellar and the Board of Directors of Firstar have each determined that the reorganization of each of the Stellar Funds into its respective corresponding Firstar Fund is in the best interests of the respective shareholders of each such Fund. Among the benefits for Stellar Fund shareholders considered by the Stellar Board of Trustees were: access to a larger and more diverse group of mutual funds; access to expanded equity research capabilities of Firstar Investment Research & Management Company, LLC; the potential for individual Firstar Funds to achieve greater portfolio diversification and engage in investment transactions on potentially more advantageous terms; the ability to spread relatively fixed costs, such as legal fees, over a larger asset base; and the ability of Firstar to maintain existing clients and attract new investors.

Q:  What is the anticipated timing of the reorganization?

A: The meeting of shareholders to consider the proposal is scheduled to occur on November 24, 2000. If all necessary approvals are obtained, the proposed reorganization will likely take place in late November or early December 2000.

Q:  Who will receive the Proxy/Prospectus material?

A: The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in a Stellar Fund on September 15, 2000. Please note that in some cases record ownership of and/or voting authority over Stellar Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q:  How are the Stellar Funds proposed to be reorganized?

A: As you may know, Stellar consists of twelve separate mutual funds. The proposed agreement and plan of reorganization for these funds, approved by the Stellar Board of Trustees, contemplates the reorganization of four of these Stellar Funds into four Firstar Funds having similar investment objectives and policies, except that the Stellar Capital Appreciation Fund will be merged into the Firstar MidCap Index Fund which holds many similar securities but has different investment objectives. In addition, six Stellar Funds will be reorganized into six Firstar Funds (each a "Shell Firstar Fund") that are being created to continue the current operations of these Stellar Funds. The investment objectives and strategies of each of these six Shell Firstar Funds will be identical to those of its corresponding Stellar Fund. Each of the two remaining Stellar Funds will be reorganized together with a portfolio of Mercantile Mutual Funds, Inc. (each a "Mercantile Fund") into a separate Firstar Fund being created in connection with the reorganization that will continue the investment objectives and policies of the Mercantile Fund. The investment objectives and strategies of each of these two Mercantile Funds are substantially similar to those of the relevant Stellar Fund.

  Under the proposed agreement and plan of reorganization, each Stellar Fund will be reorganized into the Firstar Fund listed directly opposite such Stellar Fund in the table below. Those Stellar Funds reorganizing into Shell Firstar Funds are printed in bold text:

Stellar Fund                     Firstar Fund
------------                     ------------
Treasury Fund                    U.S. Treasury Money Market Fund*
Tax-Free Money Market Fund       Tax-Exempt Money Market Fund
Ohio Tax-Free Money Market Fund  Ohio Tax-Exempt Money Market Fund*
Strategic Income Fund            Strategic Income Fund*
U.S. Government Income Fund      U.S. Government Securities Fund**
Insured Tax-Free Bond Fund       National Municipal Bond Fund**
Growth Equity Fund               Large Cap Growth Fund*
Relative Value Fund              Relative Value Fund*
Science & Technology Fund        Science & Technology Fund*
Stellar Fund                     Balanced Income Fund
Capital Appreciation Fund        MidCap Index Fund
International Equity Fund        Global Equity Fund*

--------
 * The Stellar Fund's investment objectives and policies are expected to continue following the proposed reorganization.
** The Mercantile Fund's investment objectives and policies are expected to continue following the proposed reorganization.

  At the same time that the Stellar Funds are reorganized into the Firstar Funds, it is expected that the investment portfolios offered by Mercantile Mutual Funds, Inc. ("Mercantile") and Firstar Select Funds ("Select") will be reorganized into certain investment portfolios offered by Firstar, including in the case of the Mercantile reorganization certain of the corresponding Firstar Funds. In particular it is expected that (1) the Stellar Treasury Fund together with the Mercantile Treasury Money Market Portfolio will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund together with the Mercantile Tax-Exempt Money Market Portfolio will be reorganized into the Firstar Tax-Exempt Money Market Fund, (3) the Stellar U.S. Government Income Fund together with the Mercantile U.S. Government Securities Portfolio will be reorganized into the Firstar U.S. Government Securities Fund, and (4) the Stellar Insured Tax-Free Bond Fund together with the Mercantile National Municipal Bond Portfolio will be reorganized into the Firstar National Municipal Bond Fund. Consummation of the Mercantile and Select reorganizations is subject to numerous conditions described in the relevant reorganization agreement, including approval by the shareholders of Mercantile and Select. If the Reorganization Agreement is approved by the Stellar shareholders at the Special Meeting, it is expected that the Stellar reorganization will be completed whether or not the Mercantile reorganization or Select reorganization are completed.

Q: Which class of shares of the Firstar Funds will I receive in the reorganization?

A: Each Stellar Fund (except the Stellar Tax-Free Money Market Fund, Stellar Ohio Tax-Free Money Market Fund and Stellar International Equity Fund) and each Firstar Fund offer multiple classes of shares to investors. The various classes of Stellar and Firstar Fund shares all represent interests in the same portfolio of securities owned by the Stellar Fund or Firstar Fund, but have different expenses and characteristics, such as distribution and shareholder servicing arrangements, that are intended to meet the needs of different types of investors. In general, eligibility to purchase a particular class of Stellar Fund shares or Firstar Funds shares turns on whether the investor is characterized as an "institutional investor" or a "retail investor."

  To determine which class of shares of the relevant Firstar Fund that you will receive in the reorganization, find the name of your Stellar Fund in column 1 of the table below, then find the name of the class of shares you currently own in the Stellar Fund listed under the name of your Stellar Fund. The name of the class of shares you will receive in the reorganization is listed in column 2 of the table below directly opposite the name of the class of shares you currently own in the Stellar Fund.

Stellar Fund and Share Class          Firstar Fund and Share Class
----------------------------          ----------------------------
Stellar Treasury Fund                 Firstar U.S. Treasury Money Market Fund
Class C Shares                        Retail A Shares
Class Y Shares                        Institutional Shares

Stellar Tax-Free Money Market Fund    Firstar Tax-Exempt Money Market Fund
Class C Shares not purchased through  Retail A Shares
 an investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an   Institutional Shares
 investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.

Stellar Ohio Tax-Free Money Market    Firstar Ohio Tax-Exempt Money Market Fund
Fund
Class C Shares not purchased through  Retail A Shares
 an investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an   Institutional Shares
 investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.

Stellar Strategic Income Fund         Firstar Strategic Income Fund
Class A Shares                        Retail A Shares
Class B Shares not purchased through  Retail B Shares
 an investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an   Institutional Shares
 investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.

Stellar U.S. Government Income Fund   Firstar U.S. Government Securities Fund
Class A Shares not purchased through  Retail A Shares
 an investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an   Institutional Shares
 investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.
Class B Shares not purchased through  Retail B Shares
 an investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an   Institutional Shares
 investment management, trust,
 custody, or other agency
 relationship with Firstar Bank,
 N.A.

Stellar Fund and Share Class             Firstar Fund and Share Class
----------------------------             ----------------------------
Stellar Insured Tax-Free Bond Fund       Firstar National Municipal Bond Fund
Class A Shares not purchased through an  Retail A Shares
 investment management, trust, custody,
 or other agency relationship with
 Firstar Bank, N.A.
Class A Shares purchased through an      Institutional Shares
 investment management, trust, custody,
 or other agency relationship with
 Firstar Bank, N.A.
Class B Shares not purchased through an  Retail B Shares
 investment management, trust, custody,
 or other agency relationship with
 Firstar Bank, N.A.
Class B Shares purchased through an      Institutional Shares
 investment management, trust, custody,
 or other agency relationship with
 Firstar Bank, N.A.

Stellar Growth Equity Fund               Firstar Large Cap Growth Fund
Class A Shares                           Retail A Shares
Class B Shares                           Retail B Shares
Class Y Shares                           Institutional Shares

Stellar Relative Value Fund              Firstar Relative Value Fund
Class A Shares                           Retail A Shares
Class B Shares                           Retail B Shares
Class Y Shares                           Institutional Shares

Stellar Science & Technology Fund        Firstar Science & Technology Fund
Class A Shares                           Retail A Shares
Class B Shares                           Retail B Shares
Class Y Shares                           Institutional Shares

Stellar Fund                             Firstar Balanced Income Fund
Class A Shares                           Retail A Shares
Class B Shares                           Retail B Shares
Class Y Shares                           Institutional Shares

Stellar Capital Appreciation Fund                   Firstar MidCap Index Fund
Class A Shares not purchased through an investment  Retail A Shares management, trust, custody, or other agency
 relationship with Firstar Bank, N.A.
Class A Shares purchased through an investment      Institutional Shares
 management, trust, custody, or other agency
 relationship with Firstar Bank, N.A.
Class B Shares not purchased through an investment  Retail B Shares management, trust, custody, or other agency
 relationship with Firstar Bank, N.A.
Class B Shares purchased through an investment      Institutional Shares
 management, trust, custody, or other agency
 relationship with Firstar Bank, N.A.

Stellar International Equity Fund                   Firstar Global Equity Fund
Class A Shares                                      Institutional Shares

  Stellar Fund shareholders who do not wish to be reorganized into the Firstar Funds and have their Stellar Fund shares exchanged for shares of a corresponding Firstar Fund should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Q: What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A: In general, the costs of the reorganization will not be borne by Stellar Fund shareholders. No front-end sales charge will be imposed on the shares of the Firstar Funds issued to you in the reorganization, which means that the aggregate value of the Firstar Fund shares issued to you will be equal to the aggregate value of the Stellar Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Stellar Fund shares for Firstar Fund shares will be tax-free under federal tax laws. However, the sale of securities by a Stellar Fund, prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the taxable capital gains distribution made prior to the reorganization. See "The Reorganization--Federal Income Tax Considerations" in the accompanying Proxy/Prospectus for additional information.

                             Firstar Stellar Funds

                              Money Market Funds:
                         Firstar Stellar Treasury Fund
                  Firstar Stellar Tax-Free Money Market Fund
                Firstar Stellar Ohio Tax-Free Money Market Fund

                                  Bond Funds:
                     Firstar Stellar Strategic Income Fund
                  Firstar Stellar U.S. Government Income Fund
                  Firstar Stellar Insured Tax-Free Bond Fund

                                 Equity Funds:
                      Firstar Stellar Growth Equity Fund
                      Firstar Stellar Relative Value Fund
                   Firstar Stellar Science & Technology Fund
                             Firstar Stellar Fund
                   Firstar Stellar Capital Appreciation Fund
                   Firstar Stellar International Equity Fund

                           615 East Michigan Street
                                 P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        To Be Held On November 24, 2000

To Shareholders of Firstar Stellar Funds:

  NOTICE IS GIVEN THAT a special meeting of the shareholders (the "Special Meeting") of each fund of the Firstar Stellar Funds named above (each, a "Stellar Fund" and together, the "Stellar Funds"), each of which is a separate series of Firstar Stellar Funds ("Stellar"), will be held at 10:00 a.m. (Eastern time), on November 24, 2000, at the offices of Stellar's special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania, for the purpose of considering and voting upon:

  ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Stellar and Firstar Funds, Inc. ("Firstar"), which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of each Stellar Fund to a corresponding investment portfolio of Firstar (each, a "Firstar Fund") in exchange for shares of designated classes of the corresponding Firstar Fund of equal value; (b) the distribution of the shares of the designated classes of each such Firstar Fund to the shareholders of the corresponding Stellar Fund in liquidation of each of the Stellar Funds; and (c) the deregistration under the Investment Company Act of 1940, as amended, and the termination under state law, of Stellar.

  ITEM 2. Such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

  Item 1 is described in the attached Combined Proxy Statement/Prospectus. Your Trustees unanimously recommend that you vote in favor of the proposal.

  Shareholders of record as of the close of business on September 15, 2000 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

  You are requested to mark, date, sign and return promptly in the enclosed envelope each accompanying Proxy Ballot that is being solicited by the Stellar Board of Trustees. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone telephone voting or 2) voting on-line. Proxies may be revoked at any time before they are exercised by submitting to Stellar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

                                          By Order of the Board of Trustees

                                          /s/ Bruce Laning
                                          Bruce Laning
                                          President

We need your proxy vote immediately. You may think that your vote is not important, but it is vital. By law, the Special Meeting will have to be adjourned without conducting any business if less than a majority of the shares eligible to vote are represented. In that event, Stellar would continue to solicit votes in an attempt to achieve a quorum. Your vote could be critical in allowing Stellar to hold the Special Meeting as scheduled, so please return your Proxy Ballot(s) immediately or vote on-line or by telephone.

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                October 7, 2000

                             FIRSTAR STELLAR FUNDS
                           615 East Michigan Street
                                 P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                1 800-677-FUND

                              FIRSTAR FUNDS, INC.
                           615 East Michigan Street
                           Milwaukee, WI 53201-3011
                                1-800-677-FUND

  This combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of the Firstar Stellar Treasury Fund, Firstar Stellar Tax-Free Money Market Fund, Firstar Stellar Ohio Tax-Free Money Market Fund, Firstar Stellar Strategic Income Fund, Firstar Stellar U.S. Government Income Fund, Firstar Stellar Insured Tax-Free Bond Fund, Firstar Stellar Growth Equity Fund, Firstar Stellar Relative Value Fund, Firstar Stellar Science & Technology Fund, Firstar Stellar Fund, Firstar Stellar Capital Appreciation Fund and Firstar Stellar International Equity Fund (each a "Stellar Fund" and collectively the "Stellar Funds"). The Board of Trustees of Firstar Stellar Funds ("Stellar") has called a Special Meeting of Shareholders (the "Special Meeting") at the offices of Stellar's special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania, on November 24, 2000 at 10:00 a.m. Eastern time.

  At the Special Meeting, shareholders will be asked:

  . To approve a proposed Agreement and Plan of Reorganization dated as of June 7, 2000 (the "Reorganization Agreement"), by and between Stellar and Firstar Funds, Inc. ("Firstar"), which provides for and contemplates
     (a) the transfer of substantially all of the assets and liabilities of each Stellar Fund to a corresponding investment portfolio of Firstar (each a "Firstar Fund" and collectively, the "Firstar Funds") in exchange for shares of equal value of designated classes of the corresponding Firstar Fund; (b) the distribution of the shares of the designated classes of the corresponding Firstar Fund to shareholders of each Stellar Fund in liquidation of each of the Stellar Funds; and (c) the deregistration under the Investment Company Act of 1940, as amended (the "1940 Act"), and termination under state law, of Stellar.

  The Reorganization Agreement, the form of which is attached as Appendix I to this Proxy/Prospectus, provides for the transfer of substantially all of the assets and liabilities of each Stellar Fund to a corresponding Firstar Fund in exchange for Retail A Shares, Retail B Shares, or Institutional Shares, as applicable, of the corresponding Firstar Fund of equal value. Stellar and Firstar are both registered open-end management investment companies (mutual funds).

  As a result of the reorganization, shareholders of the Stellar Funds will become shareholders of the Firstar Funds (the Stellar Funds and Firstar Funds are sometimes referred to as the "Funds").

  The transactions contemplated by the Reorganization Agreement are referred to collectively as the "Reorganization."

  If the Reorganization Agreement is approved and the transactions contemplated thereby are consummated, Stellar will transfer all of its assets and liabilities, deregister as a registered investment company and terminate under Massachusetts law.

  This Proxy/Prospectus sets forth concisely the information that a Stellar Fund shareholder should know before voting and investing, and should be retained for future reference. It is both Stellar's proxy statement for the Special Meeting and a prospectus for the Firstar U.S. Treasury Money Market Fund, Firstar Tax-Exempt Money Market Fund, Firstar U.S. Government Securities Fund, Firstar National Municipal Bond Fund, Firstar Balanced Income Fund and Firstar MidCap Index Fund (the "Existing Firstar Funds"). It is not a prospectus for the Firstar Ohio Tax-Exempt Money Market Fund, Firstar Strategic Income Fund, Firstar Large Cap Growth Fund, Firstar Relative Value Fund, Firstar Science & Technology Fund and Firstar Global Equity Fund (the "Shell Firstar Funds") because these funds were created to continue the business of their corresponding Stellar Funds. Each of these Shell Firstar Funds will have substantially the same investment objectives, policies and restrictions as its respective corresponding Stellar Fund.

  Additional information is set forth in the Statement of Additional Information dated October 7, 2000 relating to this Proxy/Prospectus and in the prospectuses dated March 31, 2000 for the Stellar Funds, which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Stellar at the telephone number or address stated above. The information contained in the current prospectuses of the Existing Firstar Funds (other than the Firstar U.S. Government Securities Fund and Firstar National Municipal Bond Fund), dated March 1, 2000 (and September 14, 2000 (as supplemented), with respect to Institutional Shares of the Firstar U.S. Treasury Money Market Fund and Firstar Tax-Exempt Money Market Fund), for the designated share classes, and September 18, 2000 (as supplemented), with respect to the Firstar U.S. Government Securities Fund and Firstar National Municipal Bond Fund, also is incorporated by reference into this Proxy/Prospectus. In addition, current prospectuses for the designated share classes of the Existing Firstar Funds accompany this Proxy/Prospectus. The Annual Report for the year ended October 31, 1999 and the Semi-Annual Report for the period ended April 30, 2000 for the Existing Firstar Funds (other than the Firstar U.S. Government Securities Fund and Firstar National Municipal Bond Fund, which have not commenced operations as of the date of this Proxy/Prospectus) are available without charge by calling or writing Firstar at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

  This Proxy/Prospectus is expected to be first sent to shareholders on or about October 23, 2000.

  The securities offered hereby have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.

  Shares of Stellar and Firstar are not deposits or obligations of, or guaranteed or endorsed by, Firstar Corporation, Firstar Investment Research & Management Company, LLC or any of their affiliates or any other bank. Such shares are not insured by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal. The distributor of Stellar and Firstar is Quasar Distributors, LLC.

  Money market funds seek to maintain a net asset value of $1.00 per share. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
FEE TABLES................................................................   1
  Table I-A...............................................................   1
  Table I-B...............................................................   2
  Table I-C...............................................................   3
SUMMARY...................................................................   5
  Proposed Reorganization.................................................   5
  Overview of the Funds...................................................   7
    Table II..............................................................   9
  Federal Income Tax Consequences.........................................  10
  Stellar and Firstar Board Consideration.................................  10
  Principal Risk Factors..................................................  10
  Voting Information......................................................  18
THE REORGANIZATION........................................................  18
  Reasons for the Reorganization..........................................  18
  Description of the Reorganization Agreement.............................  18
    Table III(A)..........................................................  18
    Table III(B)..........................................................  20
  Stellar Board Consideration.............................................  21
  Capitalization..........................................................  22
    Table IV..............................................................  23
  Federal Income Tax Considerations.......................................  31
COMPARISON OF STELLAR FUNDS AND FIRSTAR FUNDS.............................  32
  Investment Objectives and Policies Generally............................  32
  Fund-by-Fund Analysis...................................................  33
   Stellar Treasury Fund and Firstar U.S. Treasury Money Market Fund......  33
   Stellar Tax-Free Money Market Fund and Firstar Tax-Exempt Money Market
     Fund.................................................................  34
   Stellar U.S. Government Income Fund and Firstar U.S. Government
     Securities Fund......................................................  35
   Stellar Insured Tax-Free Bond Fund and Firstar National Municipal Bond
     Fund.................................................................  36
   Stellar Fund and Firstar Balanced Income Fund..........................  37
   Stellar Capital Appreciation Fund and Firstar MidCap Index Fund........  38
  Investment Advisory Services............................................  39
    Table V...............................................................  39
  Other Service Providers for the Stellar Funds and the Firstar Funds.....  39
  Sales Loads, Distribution and Shareholder Servicing Arrangements for
   Stellar................................................................  40
  Sales Loads, Distribution and Shareholder Servicing Arrangements for
   Firstar................................................................  42
  Administration Agreements...............................................  43
  Shareholder Transactions and Services of the Firstar Funds and the
   Corresponding Stellar Funds............................................  43
  Fees and Expenses.......................................................  51
  Performance Comparisons of the Existing Firstar Funds and Corresponding
   Stellar Funds..........................................................  89
  Management Discussion of Fund Performance...............................  92
  Share Structure.........................................................  94
  Comparison of Trust and Corporate Structure.............................  95
VOTING MATTERS............................................................  95
  General Information.....................................................  95
  Shareholder and Board Approvals.........................................  96
  Principal Shareholders..................................................  96
    Table VI(A)...........................................................  97
    Table VI(B)........................................................... 100
    Table VI(C)........................................................... 102

                                                                            Page
                                                                            ----
  Quorum................................................................... 103
  Annual Meetings and Shareholder Meetings................................. 103
ADDITIONAL INFORMATION ABOUT FIRSTAR....................................... 103
ADDITIONAL INFORMATION ABOUT STELLAR....................................... 104
FINANCIAL STATEMENTS....................................................... 104
OTHER BUSINESS............................................................. 104
SHAREHOLDER INQUIRIES...................................................... 105
APPENDIX I  FORM OF AGREEMENT AND PLAN OF REORGANIZATION................... I-1

                                  FEE TABLES

                                   Table I-A
               (After Fee Waivers and/or Expense Reimbursements)

  The following table shows which classes of shares of the following Firstar Funds are projected to experience higher, lower or the same annualized per share total operating expense ratios as the corresponding class of shares of their corresponding Stellar Fund, after fee waivers, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization.

  Firstar Investment Research & Management Company, LLC ("FIRMCO") has committed to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization for each respective Stellar Fund through October 31, 2001 the total operating expense ratios for each class of shares of each Firstar Fund will not exceed the pro forma after waiver expense ratios in Table I-C. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001.

                            Higher Expenses Lower Expenses
                               than the        than the       Same Expenses
                             Corresponding  Corresponding  as the Corresponding
      Fund and Class         Stellar Fund    Stellar Fund      Stellar Fund
      --------------        --------------- -------------- --------------------
Firstar U.S. Treasury
 Money Market Fund
Retail A Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Tax-Exempt Money
 Market Fund
Retail A Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Ohio Tax-Exempt
 Money Market Fund
Retail A Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Strategic Income
 Fund
Retail A Shares...........          X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar U.S. Government
 Securities Fund
Retail A Shares...........                         X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar National Municipal
 Bond Fund
Retail A Shares...........          X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Large Cap Growth
 Fund
Retail A Shares...........                                           X
Retail B Shares...........          X
Institutional Shares......                                           X
-------------------------------------------------------------------------------
Firstar Relative Value
 Fund
Retail A Shares...........                         X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Science &
 Technology Fund
Retail A Shares...........                                           X
Retail B Shares...........          X
Institutional Shares......                                           X
-------------------------------------------------------------------------------
Firstar Balanced Income
 Fund
Retail A Shares...........                         X
Retail B Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar MidCap Index Fund
Retail A Shares...........                         X
Retail B Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Global Equity Fund
Institutional Shares......                         X
-------------------------------------------------------------------------------

                                   Table I-B
              (Before Fee Waivers and/or Expense Reimbursements)

  The following table shows which classes of shares of the following Firstar Funds are projected to experience higher, lower or the same annualized per share total operating expense ratios as the corresponding class of shares of their corresponding Stellar Fund, before fee waivers and/or expense reimbursements, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization.

                            Higher Expenses Lower Expenses
                               than the        than the       Same Expenses
                             Corresponding  Corresponding  as the Corresponding
       Fund and Class        Stellar Fund    Stellar Fund      Stellar Fund
       --------------       --------------- -------------- --------------------
Firstar U.S. Treasury
 Money Market Fund
Retail A Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Tax-Exempt Money
 Market Fund
Retail A Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Ohio Tax-Exempt
 Money Market Fund
Retail A Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Strategic Income
 Fund
Retail A Shares...........          X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar U.S. Government
 Securities Fund
Retail A Shares...........                         X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar National Municipal
 Bond Fund
Retail A Shares...........                         X
Retail B Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Large Cap Growth
 Fund
Retail A Shares...........                         X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Relative Value
 Fund
Retail A Shares...........                         X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Science &
 Technology Fund
Retail A Shares...........                         X
Retail B Shares...........          X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Balanced Income
 Fund
Retail A Shares...........                         X
Retail B Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar MidCap Index Fund
Retail A Shares...........                         X
Retail B Shares...........                         X
Institutional Shares......                         X
-------------------------------------------------------------------------------
Firstar Global Equity Fund
Institutional Shares......                         X
-------------------------------------------------------------------------------

                   Table I-C (Before and After Fee Waivers)

  The following table shows (i) the current annualized total expense ratio as of April 30, 2000 of each of the Stellar Funds, before and after fee waivers;
(ii) the annualized total expense ratio of each of the Existing Firstar Funds (other than the Firstar U.S. Government Securities Fund and Firstar National Municipal Bond Fund, which had not commenced operations as of the date of this Proxy/Prospectus and Institutional Shares of the Firstar U.S. Treasury Money Market Fund and Firstar Tax-Exempt Money Market Fund, which were not offered as of the date of this Proxy/Prospectus), before and after fee waivers restated to reflect the expenses each Fund expects to incur during the current fiscal year; and (iii) the pro forma annualized total expense ratio of the Shell Firstar Funds or the combined portfolios consisting of a Stellar Fund and its corresponding Firstar Fund, as the case may be, before and after fee waivers, as of April 30, 2000, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization.

  FIRMCO has committed to waive fees and reimburse expenses as needed to ensure that for the period from the applicable effective time of the Reorganization for each respective Stellar Fund through October 31, 2001 the total operating expense ratios for each class of shares of each Firstar Fund will not exceed the pro forma after waiver expense ratios in this Table. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001.

  Detailed pro forma expense information for each proposed reorganization is included below in the section entitled "Comparison of Stellar Funds and Firstar Funds--Fees and Expenses."

                           Total Expense Information

                                                                                       Pro Forma
                     Total                             Total                             Total
                   Operating                         Operating                         Operating
                    Expenses   Corresponding          Expenses   Combined Fund/ Share   Expenses
Stellar Fund/     Before/After Firstar Fund/ Share  Before/After Class                Before/After
Share Class         Waivers    Class                  Waivers    Post-Reorganization    Waivers
-------------     ------------ -------------------- ------------ -------------------- ------------
Money Market Funds:
Stellar Treasury               Firstar U.S. Treasury             Firstar U.S. Treasury
Fund                           Money Market Fund                 Money Market Fund
Class C Shares    1.18%/0.99%  Retail A Shares      0.99%/0.73%  Retail A Shares      1.08%/0.94%
Class Y Shares    0.93%/0.84%  Institutional Shares     n/a      Institutional Shares 0.83%/0.79%
--------------------------------------------------------------------------------------------------
Stellar Tax-Free               Firstar Tax-Exempt                Firstar Tax-Exempt
Money Market Fund              Money Market Fund                 Money Market Fund
Class C Shares*   1.30%/0.91%  Retail A Shares      1.22%/0.72%  Retail A Shares      1.18%/0.79%
Class C Shares**  1.30%/0.91%  Institutional Shares     n/a      Institutional Shares 0.93%/0.79%
--------------------------------------------------------------------------------------------------
Stellar Ohio Tax-Free          Firstar Ohio Tax-Exempt           Firstar Ohio Tax-Exempt
Money Market Fund              Money Market Fund (shell)         Money Market Fund (shell)
Class C Shares*   1.35%/0.81%  Retail A Shares          n/a      Retail A Shares      1.38%/0.79%
Class C Shares**  1.35%/0.81%  Institutional Shares     n/a      Institutional Shares 1.13%/0.79%
--------------------------------------------------------------------------------------------------

Bond Funds:
Stellar Strategic              Firstar Strategic                 Firstar Strategic
Income Fund                    Income Fund (shell)               Income Fund (shell)
Class A Shares    1.70%/1.36%  Retail A Shares          n/a      Retail A Shares      1.74%/1.45%
Class B Shares+   1.70%/1.36%  Retail B Shares          n/a      Retail B Shares      2.24%/1.70%
Class B Shares++  1.70%/1.36%  Institutional Shares     n/a      Institutional Shares 1.24%/1.20%
--------------------------------------------------------------------------------------------------
Stellar U. S. Government       Firstar U. S. Government          Firstar U. S. Government
Income Fund                    Securities Fund                   Securities Fund
Class A Shares#   1.33%/0.99%  Retail A Shares          n/a      Retail A Shares      1.08%/0.98%
Class A Shares##  1.33%/0.99%  Institutional Shares     n/a      Institutional Shares 0.83%/0.73%
Class B Shares+   1.33%/0.99%  Retail B Shares          n/a      Retail B Shares      1.83%/1.73%
Class B Shares++  1.33%/0.99%  Institutional Shares     n/a      Institutional Shares 0.83%/0.73%
--------------------------------------------------------------------------------------------------
Stellar Insured Tax-Free       Firstar National                  Firstar National
Bond Fund                      Municipal Bond Fund               Municipal Bond Fund
Class A Shares#   1.47%/0.93%  Retail A Shares          n/a      Retail A Shares      1.01%/1.01%
Class A Shares##  1.47%/0.93%  Institutional Shares     n/a      Institutional Shares 0.76%/0.76%
Class B Shares+   1.97%/0.93%  Retail B Shares          n/a      Retail B Shares      1.76%/1.76%
Class B Shares++  1.97%/0.93%  Institutional Shares     n/a      Institutional Shares 0.76%/0.76%
--------------------------------------------------------------------------------------------------

                                                                                       Pro Forma
                     Total                             Total                             Total
                   Operating                         Operating                         Operating
                    Expenses   Corresponding          Expenses   Combined Fund/ Share   Expenses
Stellar           Before/After Firstar Fund/ Share  Before/After Class                Before/After
Fund/Share Class    Waivers    Class                  Waivers    Post-Reorganization    Waivers
----------------  ------------ -------------------- ------------ -------------------- ------------
Stock Funds:
Stellar Growth                 Firstar Large Cap                 Firstar Large Cap
Equity Fund                    Growth Fund (shell)               Growth Fund (shell)
Class A Shares    1.48%/1.39%  Retail A Shares          n/a      Retail A Shares      1.43%/1.39%
Class B Shares    1.48%/1.39%  Retail B Shares          n/a      Retail B Shares      2.18%/2.14%
Class Y Shares    1.23%/1.14%  Institutional Shares     n/a      Institutional Shares 1.18%/1.14%
--------------------------------------------------------------------------------------------------
Stellar Relative               Firstar Relative                  Firstar Relative
Value Fund                     Value Fund (shell)                Value Fund (shell)
Class A Shares    1.47%/1.38%  Retail A Shares          n/a      Retail A Shares      1.22%/1.22%
Class B Shares    1.47%/1.38%  Retail B Shares          n/a      Retail B Shares      1.97%/1.97%
Class Y Shares    1.22%/1.13%  Institutional Shares     n/a      Institutional Shares 0.97%/0.97%
--------------------------------------------------------------------------------------------------
Stellar Science &              Firstar Science &                 Firstar Science &
Technology Fund                Technology Fund (shell)           Technology Fund (shell)
Class A Shares    1.65%/1.56%  Retail A Shares          n/a      Retail A Shares      1.56%/1.56%
Class B Shares    2.15%/2.06%  Retail B Shares          n/a      Retail B Shares      2.31%/2.31%
Class Y Shares    1.40%/1.31%  Institutional Shares     n/a      Institutional Shares 1.31%/1.31%
--------------------------------------------------------------------------------------------------
Stellar                        Firstar Balanced                  Firstar Balanced
Fund                           Income Fund                       Income Fund
Class A Shares    1.72%/1.63%  Retail A Shares      1.41%/1.22%  Retail A Shares      1.33%/1.22%
Class B Shares    2.22%/2.13%  Retail B Shares      2.16%/1.97%  Retail B Shares      2.08%/1.97%
Class Y Shares    1.47%/1.38%  Institutional Shares 1.16%/0.97%  Institutional Shares 1.08%/0.97%
--------------------------------------------------------------------------------------------------
Stellar Capital                Firstar MidCap                    Firstar MidCap
Appreciation Fund              Index Fund                        Index Fund
Class A Shares#   1.70%/1.36%  Retail A Shares      0.90%/0.75%  Retail A Shares      0.85%/0.75%
Class A Shares##  1.70%/1.36%  Institutional Shares 0.65%/0.50%  Institutional Shares 0.60%/0.50%
Class B Shares+   2.20%/2.11%  Retail B Shares      1.65%/1.50%  Retail B Shares      1.60%/1.50%
Class B Shares++  2.20%/2.11%  Institutional Shares 0.65%/0.50%  Institutional Shares 0.60%/0.50%
--------------------------------------------------------------------------------------------------
Stellar International          Firstar Global Equity             Firstar Global Equity
Equity Fund                    Fund (shell)                      Fund (shell)
Class A Shares    1.52%/1.18%  Institutional Shares     n/a      Institutional Shares 1.08%/1.02%

--------
 * In the Reorganization, holders of Class C Shares of this Stellar Fund not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will receive Retail A Shares of the corresponding Firstar Fund with respect to such Class C Shares.
** In the Reorganization, holders of Class C Shares of this Stellar Fund purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will receive Institutional Shares of the corresponding Firstar Fund with respect to such Class C Shares.
 + In the Reorganization, holders of Class B Shares of this Stellar Fund not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will receive Retail B Shares of the corresponding Firstar Fund with respect to such Class B Shares
++ In the Reorganization, holders of Class B Shares of this Stellar Fund purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will receive Institutional Shares of the corresponding Firstar Fund with respect to such Class B Shares.
 # In the Reorganization, holders of Class A Shares of this Stellar Fund not purchased through an investment management, trust, custody, or other agency relationships with Firstar Bank, N.A. will receive Retail A Shares of the corresponding Firstar Fund with respect to such Class A Shares.
## In the Reorganization, holders of Class A Shares of this Stellar Fund purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will receive Institutional Shares of the corresponding Firstar Fund with respect to such Class A Shares.

                                    SUMMARY

  The following is a summary of certain information relating to the proposed Reorganization between Firstar and Stellar. More complete information is contained elsewhere in this Proxy/Prospectus, and in the prospectuses and statements of additional information of Firstar and Stellar.

  Proposed Reorganization. The Reorganization Agreement provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of each Stellar Fund to a corresponding investment portfolio offered by Firstar (each, a "Corresponding Firstar Fund"), in exchange for shares of the designated classes of such Corresponding Firstar Fund of equal value (such shares of the designated classes of such Corresponding Firstar Fund, the "Firstar Fund Shares"); (2) the distribution of the Firstar Fund Shares to the shareholders of the Stellar Funds in liquidation of each of the Stellar Funds; and (3) the deregistration under the 1940 Act and the termination under state law of Stellar. It is anticipated that the Reorganization will take place in two stages, with six of the Stellar Funds first transferring their respective assets and liabilities to six corresponding Existing Firstar Funds with the same or similar investment objectives and policies in exchange for the Firstar Fund Shares issued by such corresponding Existing Firstar Funds, and two weeks later the remaining six Stellar Funds transferring their respective assets and liabilities to six Shell Firstar Funds organized for the purpose of acquiring the assets and liabilities, and then continuing the business, of such Stellar Fund, in exchange for the Firstar Fund Shares issued by such corresponding Shell Firstar Funds. The liquidation of each Stellar Fund, and the distribution of the Firstar Fund Shares to the respective shareholders of such Stellar Fund, shall occur immediately after the receipt by such Stellar Fund of all of the Firstar Fund Shares to be received by such Stellar Fund in the Reorganization. The Reorganization is subject to a number of conditions, including approval by the shareholders of each Stellar Fund.

  As a result of the proposed Reorganization, each Stellar Fund shareholder will become a shareholder of its Corresponding Firstar Fund and will hold, immediately after the Reorganization, Firstar Fund Shares in such Corresponding Firstar Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Stellar Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization will be tax-free under federal tax laws and shareholders of the Firstar Funds and the Stellar Funds will not pay any sales charge as a result of the exchange of the shares in the Reorganization.

  The following chart summarizes which share class of each Firstar Fund a Stellar Fund shareholder will receive in the Reorganization:

Stellar Fund and Share Class                   Firstar Fund and Share Class
----------------------------                   ----------------------------
Stellar Treasury Fund                          Firstar U.S. Treasury Money Market Fund
Class C Shares                                 Retail A Shares
Class Y Shares                                 Institutional Shares
--------------------------------------------------------------------------------------

Stellar Tax-Free Money Market Fund             Firstar Tax-Exempt Money Market Fund
Class C Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
--------------------------------------------------------------------------------------

                                               Firstar Ohio Tax-Exempt Money Market
Stellar Ohio Tax-Free Money Market Fund        Fund
Class C Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.


Stellar Fund and Share Class                   Firstar Fund and Share Class
----------------------------                   ----------------------------
Stellar Strategic Income Fund                  Firstar Strategic Income Fund
Class A Shares                                 Retail A Shares
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
--------------------------------------------------------------------------------------

Stellar U.S. Government Income Fund            Firstar U.S. Government Securities Fund
Class A Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
--------------------------------------------------------------------------------------

Stellar Insured Tax-Free Bond Fund             Firstar National Municipal Bond Fund
Class A Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
--------------------------------------------------------------------------------------

Stellar Growth Equity Fund                     Firstar Large Cap Growth Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares
--------------------------------------------------------------------------------------

Stellar Relative Value Fund                    Firstar Relative Value Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares
--------------------------------------------------------------------------------------

Stellar Science & Technology Fund              Firstar Science & Technology Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares
--------------------------------------------------------------------------------------

Stellar Fund                                   Firstar Balanced Income Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares
--------------------------------------------------------------------------------------


Stellar Fund and Share Class                   Firstar Fund and Share Class
----------------------------                   ----------------------------
Stellar Capital Appreciation Fund              Firstar MidCap Index Fund
Class A Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
---------------------------------------------------------------------------

Stellar International Equity Fund              Firstar Global Equity Fund
Class A Shares                                 Institutional Shares

  The Reorganization is expected to occur in late November or early December 2000 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement" below.

  At the same time that the Stellar Funds are reorganized into the Firstar Funds, it is expected that the investment portfolios offered by Mercantile Mutual Funds, Inc. ("Mercantile") and Firstar Select Funds ("Select") will be reorganized into certain investment portfolios offered by Firstar, including in the case of the Mercantile reorganization certain of the Corresponding Firstar Funds. In particular it is expected that (1) the Stellar Treasury Fund together with the Mercantile Treasury Money Market Portfolio will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund together with the Mercantile Tax-Exempt Money Market Portfolio will be reorganized into the Firstar Tax-Exempt Money Market Fund, (3) the Stellar U.S. Government Income Fund together with the Mercantile U.S. Government Securities Portfolio will be reorganized into the Firstar U.S. Government Securities Fund, and (4) the Stellar Insured Tax-Free Bond Fund together with the Mercantile National Municipal Bond Portfolio will be reorganized into the Firstar National Municipal Bond Fund. If the Reorganization Agreement is approved by the Stellar shareholders at the Special Meeting, it is expected that the Reorganization will be completed whether or not the Mercantile reorganization or Select reorganization are completed.

  Overview of the Funds.

                      Comparison of Investment Objectives

  The following chart summarizes the investment objective of each of the Stellar Funds that is reorganizing into an Existing Firstar Fund (the "Reorganizing Stellar Funds").

Stellar Fund                                 Corresponding Firstar Fund
------------                                 --------------------------
Stellar Treasury Fund                        Firstar U.S. Treasury Money Market Fund*
Seeks to achieve stability of principal and  Seeks to provide a high level of current current income consistent with stability of  income exempt from state income taxes
principal.                                   consistent with liquidity, the preservation
                                             of capital and a stable net asset value.

Stellar Fund                                 Corresponding Firstar Fund
------------                                 --------------------------
Stellar Tax-Free Money Market Fund           Firstar Tax-Exempt Money Market Fund
Seeks to provide current income exempt from  Seeks to provide a high level of current
federal regular income tax consistent with   income exempt from federal income taxes
stability of principal.                      consistent with liquidity, the preservation
                                             of capital and a stable net asset value.

Stellar U.S. Government Income Fund          Firstar U.S. Government Securities Fund
Seeks to provide current income. The fund's  Seeks a high rate of current income that is
second objective is to achieve capital       consistent with relative stability of
appreciation.                                principal.

Stellar Insured Tax-Free Bond Fund           Firstar National Municipal Bond Fund
Seeks to provide current income exempt from  Seeks as high a level of current income
federal income tax by primarily purchasing   exempt from regular federal income tax as
insured municipal bonds.                     is consistent with conservation of capital.

Stellar Fund                                 Firstar Balanced Income Fund
Seeks to maximize total return derived from  Seeks to provide current income and the
a combination of dividend income and         preservation of capital by investing in a
capital appreciation.                        balanced portfolio of dividend-paying
                                             equity and fixed-income securities.

Stellar Capital Appreciation Fund           Firstar MidCap Index Fund
Seeks to maximize capital appreciation.     Seeks returns, before Fund expenses,
                                            comparable to the price and yield
                                            performance of publicly traded common
                                            stocks in the aggregate, as represented by
                                            the S&P MidCap 400 Index.

--------
* It is expected that upon consummation of the reorganization of the Stellar Treasury Fund and Mercantile Treasury Money Market Portfolio into the Firstar U.S. Treasury Money Market Fund, the Firstar U.S. Treasury Money Market Fund will adopt investment objectives, policies and restrictions that are substantially the same as the investment objectives, policies and restrictions of the Stellar Treasury Fund. The Firstar U.S. Treasury Money Market Fund, however, will retain its fundamental investment limitations, which are similar, but not identical, to the Stellar Treasury Fund's fundamental investment limitations.

  The investment objective, policies and restrictions of the (1) Stellar Ohio Tax-Free Money Market Fund, (2) Stellar Strategic Income Fund, (3) Stellar Growth Equity Fund, (4) Stellar Relative Value Fund, (5) Stellar Science & Technology Fund, and (6) Stellar International Equity Fund (collectively, the "Continuing Stellar Funds") are substantially the same as those of their corresponding Shell Firstar Funds, because the Shell Firstar Funds have each been organized solely in connection with this Reorganization to acquire the assets and continue the business of its corresponding Continuing Stellar Fund.

  The investment objectives, policies and restrictions of each of the other Stellar Funds (collectively the "Reorganizing Stellar Funds") are, in general, substantially the same and/or similar to those of its Corresponding Firstar Fund (except that the Firstar MidCap Index Fund will have different investment objectives from the Stellar Capital Appreciation Fund, but will hold many similar securities). However, there are certain differences between the investment policies and restrictions of these other Stellar Funds and their Corresponding Firstar Funds. For additional information, see "Comparison of Stellar Funds and Firstar Funds--Investment Objectives and Policies Generally" and "Comparison of Stellar Funds and Firstar Funds--Fund-by-Fund Analysis" below.

  FIRMCO, a Wisconsin limited liability company and subsidiary of Firstar Corporation, a bank holding company, serves as investment adviser to both the Stellar Funds and the Firstar Funds. FIRMCO, with principal offices at Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $50 billion in assets under management.

  Prior to April 1, 2000, the Stellar Funds were managed by the Capital Management Division of Firstar Bank, N.A., which is also a wholly owned subsidiary of Firstar Corporation. As part of an internal restructuring of the investment advisory function within Firstar Corporation, the investment management resources of the Capital Management Division of Firstar Bank, N.A. have been consolidated with those of FIRMCO. Management of the funds was not affected by this consolidation.

                                   Table II

  The following table summarizes whether the contractual advisory fee rate of a Firstar Fund (on a pro forma basis, after giving effect to the Reorganization) is higher, lower or the same as its corresponding Stellar Fund by showing the differential between the Firstar Fund (on a pro forma basis, after giving effect to the Reorganization) and the Stellar Fund contractual fee rate.

                                                         Differential between
                                                          Firstar and Stellar
                                                       contractual advisory fee
      Fund                                                       rate*
      ----                                             -------------------------
Firstar U.S. Treasury Money Market Fund............... 0.06% lower
Firstar Tax-Exempt Money Market Fund.................. 0.05% lower
Firstar Ohio Tax-Exempt Money Market Fund............. 0.05% lower
Firstar Strategic Income Fund......................... same contractual fee rate
Firstar U.S. Government Securities Fund............... same contractual fee rate
Firstar National Municipal Bond Fund.................. 0.20% lower
Firstar Large Cap Growth Fund......................... 0.20% higher
Firstar Relative Value Fund........................... same contractual fee rate
Firstar Science & Technology Fund..................... 0.15% higher
Firstar Balanced Income Fund.......................... 0.20% lower
Firstar MidCap Index Fund............................. 0.70% lower
Firstar Global Equity Fund............................ same contractual fee rate

--------
* For example, the Firstar U.S. Treasury Money Market Fund has a contractual advisory fee rate of 0.44% and its corresponding Stellar Fund has a contractual advisory fee rate of 0.50%, thus the contractual advisory fee rate of the Firstar U.S. Treasury Money Market Fund is 0.06% lower than the contractual advisory fee rate of its corresponding Stellar Fund.

  For more on advisory fee rates, see "Comparison of Stellar Funds and Firstar Funds--Investment Advisory Services--Table V."

  Advisory fees, however, are only one type of fee and expense paid by mutual funds. As noted previously in "Fee Tables--Tables I-A, I-B and I-C," (i) all Stellar Class A and Class B shareholders who will be receiving Institutional Shares of the Corresponding Firstar Fund in the Reorganization will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are lower after the Reorganization; (ii) Stellar Class A shareholders who will be receiving Retail A Shares of the Corresponding Firstar Fund in the Reorganization will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are lower after the Reorganization with respect to four out of eight Stellar Funds, higher with respect to two out of eight Stellar Funds and the same with respect to two out of eight Stellar Funds; (iii) Stellar Class B shareholders who will be receiving Retail B Shares of the Corresponding Firstar Fund in the Reorganization will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are lower after the Reorganization with respect to two out of eight Stellar Funds and higher with respect to six out of eight Stellar Funds; (iv) all Stellar Class C shareholders will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are lower after the Reorganization; and (v) Stellar Class Y shareholders will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are lower after the Reorganization with respect to three out of five Stellar Funds and the same with respect to two out of five Stellar Funds. For a more detailed summary of fees and expenses, see "Comparison of Stellar Funds and Firstar Funds--Fees and Expenses" below.

  Firstar Mutual Fund Services, LLC ("FMFS") serves as administrator of the Firstar Funds. FMFS also serves as administrator of the Stellar Funds. FMFS serves as transfer agent to both the Stellar Funds and Firstar Funds. Firstar Bank, N. A. serves as custodian to both the Stellar Funds and the Firstar Funds. The distributor of

Stellar and Firstar is Quasar Distributors, LLC. For a detailed description of the management of the Firstar Funds, including the service providers to the Firstar Funds, see "Comparison of Stellar Funds and Firstar Funds--Other Service Providers for the Stellar Funds and the Firstar Funds" and the Firstar Funds prospectuses that accompany this Proxy/Prospectus.

  The purchase, redemption, exchange, dividend and other policies and procedures of the Stellar Funds and their Corresponding Firstar Funds are generally similar. There are, however, some differences. For example, shareholders of Firstar Funds are able to purchase (other than initial purchases), exchange and redeem shares via the Internet. For more information, see "Comparison of Stellar Funds and Firstar Funds--Shareholder Transactions and Services of the Firstar Funds and the Corresponding Stellar Funds" and "Comparison of Stellar Funds and Firstar Funds--Share Structure" below.

  Federal Income Tax Consequences. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Stellar Funds, the Firstar Funds or their respective shareholders. The sale of securities by the Stellar Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the taxable capital gains distributions made prior to the Reorganization. See "The Reorganization--Federal Income Tax Considerations" for additional information.

  Stellar and Firstar Board Consideration. During its deliberations, Stellar's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Stellar Funds; (2) the capabilities, practices and resources of FIRMCO; (3) the investment advisory and other fees paid by the Firstar Funds, and the historical and projected expense ratios of the Firstar Funds as compared with those of the Stellar Funds and industry peer groups;
(4) the investment objectives, policies and limitations of the Firstar Funds and their relative compatibility with those of the Stellar Funds; (5) the historical investment performance records of the Stellar Funds and the Firstar Funds, relative to each other and with respect to the Firstar Funds, to peer groups or indices; (6) the shareholder services offered by Firstar; (7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the Reorganization for the respective Stellar Funds and their shareholders; and (9) the number of investment portfolio options that would be available to shareholders after the Reorganization. The Stellar Board also considered FIRMCO's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of FIRMCO's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by FIRMCO. For additional information, see "The Reorganization--Stellar Board Consideration."

  Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of Stellar, including all of the non-interested members of the Board, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each Stellar Fund and their respective classes and that the interests of the existing shareholders of each Stellar Fund would not be diluted as a result of the Reorganization.

  The Stellar Board of Trustees unanimously recommends that shareholders of each Stellar Fund approve the Reorganization Agreement.

  After considering the relevant factors, the Firstar Board of Directors similarly found that participation in the Reorganization was in the best interests of the Firstar Funds and that the interests of the shareholders of the Firstar Funds would not be diluted as a result of the Reorganization.

  Principal Risk Factors. Because each of the Shell Firstar Funds is being created to acquire the assets and liabilities, and then continue the business, of its corresponding Continuing Stellar Fund, an investment in a Shell Firstar Fund involves risks that are substantially the same as those of investing in its corresponding Continuing Stellar Fund. The investment objectives, policies and restrictions of each other Firstar Fund are, in general, the same as or similar to those of its corresponding Stellar Fund. Accordingly, an investment in an Existing Firstar

Fund involves risks that are the same as or similar to those of investing in its corresponding Stellar Fund. The Reorganization of certain Stellar Funds into Existing Firstar Funds will expose the shareholders of the Reorganizing Stellar Funds to the following additional principal risk factors (capitalized terms are defined in the table following the chart):

                                                      The Corresponding Firstar Fund
                                                      will carry the following
If a shareholder invests in the following             additional
Reorganizing Stellar Fund:                            principal risk factors:
-----------------------------------------             ------------------------------
Stellar Tax-Free Money Market Fund                    Concentration Risk

Stellar U.S. Government Income Fund                   Repurchase Agreement Risk

Stellar Insured Tax-Free Bond Fund                    Prepayment Risk
                                                      Extension Risk
                                                      Concentration Risk

Stellar Fund                                          Derivatives Risk
                                                      Convertible Securities Risk

Stellar Capital Appreciation Fund                     Derivatives Risk
                                                      Mid-Cap Index Risk
                                                      Futures Risk

  All of the principal risks applicable to the Stellar Funds and the Firstar Funds are described in the table below. Additional information regarding these risks and other risks to which each of the Funds are subject are described in the prospectuses and statements of additional information for the Funds.

  The Stellar Funds and Firstar Funds are classified in the following groups:

  "Stellar Money Market Funds" means, collectively, the Stellar Treasury Fund, Stellar Tax-Free Money Market Fund and Stellar Ohio Tax-Free Money Market Fund.

  "Firstar Money Market Funds" means, collectively, the Corresponding Firstar Funds of the Stellar Money Market Funds.

  "Stellar Bond Funds" means, collectively, the Stellar Strategic Income Fund, Stellar U.S. Government Income Fund and Stellar Insured Tax-Free Bond Fund.

  "Firstar Bond Funds" means, collectively, the Corresponding Firstar Funds of the Stellar Bond Funds.

  "Stellar Equity Funds" means, collectively, the Stellar Growth Equity Fund, Stellar Relative Value Fund, Stellar Science & Technology Fund, Stellar Fund, Stellar Capital Appreciation Fund and Stellar International Equity Fund.

  "Firstar Equity Funds" means, collectively, the Corresponding Firstar Funds of the Stellar Equity Funds.

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Uninsured Investment Risk--An investment in a Fund    All Firstar Funds
is not a deposit in a bank and is not insured by the  All Stellar Funds
Federal Deposit Insurance Corporation or any other
government agency.
-------------------------------------------------------------------------------
Credit Risk--An issuer of fixed income securities     Firstar Money Market and Bond
may default on its obligation to pay interest and     Funds, and Firstar Large Cap
repay principal, causing the value of your            Growth, Relative Value, Science &
investment to decline. Changes in the credit rating   Technology, Balanced Income and
of a security or in the issuer's financial condition  Global Equity Funds
could also affect the value of your investment.       All Stellar Funds

-------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Interest Rate Risk--In general, bond prices rise      Firstar Money Market and Bond
when interest rates fall and fall when interest       Funds, and Firstar Large Cap
rates rise. Long term bonds, stripped securities and  Growth, Relative Value, Science &
zero coupon securities are more susceptible to those  Technology, Balanced Income and
fluctuations than short-term bonds. Changes in        Global Equity Funds
interest rates will also affect a Fund's yield. A     Stellar Money Market and Bond
decline in interest rates may lead to a decline in a  Funds, and Stellar Growth Equity,
Fund's yield. Lower rated securities are subject to   Relative Value, Science &
greater interest rate risk than higher rated          Technology, Stellar and
securities.                                           International Equity Funds
---------------------------------------------------------------------------------------
Fixed Income Risk--The rate of income on Fund shares  Firstar Money Market and Bond
will vary from day to day so that the dividends on    Funds
your investment will vary.                            Stellar Money Market and Bond
                                                      Funds
---------------------------------------------------------------------------------------
Market Risk--The value of the securities in which a   Firstar Bond and Equity Funds
Fund invests may go up or down in response to the     Stellar Bond and Equity Funds
prospects of individual companies and/or general
economic conditions.
---------------------------------------------------------------------------------------
Volatility Risk--The value of your investment will    Firstar Bond and Equity Funds
go up and down with the value of the investments      Stellar Bond and Equity Funds
that a Fund holds. You may lose money if you invest
in a Fund.
---------------------------------------------------------------------------------------
Money Market Risk--Although a Fund seeks to preserve  Firstar Money Market Funds
the value of your investment at $1.00 per share, it   Stellar Money Market Funds
is possible to lose money by investing in a Fund.
---------------------------------------------------------------------------------------
Bond Selection Risk--Bonds selected by the            Firstar Bond Funds
investment adviser may decline in value or not        Stellar Bond Funds
increase in value when the bond market in general is
rising.
---------------------------------------------------------------------------------------
Stock Selection Risk--The stocks selected by the      Firstar Equity Funds
investment adviser may decline in value or not        Stellar Equity Funds
increase in value when the stock market in general
is rising.
---------------------------------------------------------------------------------------
Liquidity Risk--Certain securities may be difficult   Firstar Strategic Income and U.S.
or impossible to sell at the time and price that the  Government Securities Funds
investment adviser would like to sell. The            Stellar Strategic Income and U.S.
investment adviser may have to lower the price, sell  Government Income Funds and
other securities instead or forgo an investment       Stellar Equity Funds
opportunity, any of which could have a negative
effect on fund management or performance.
---------------------------------------------------------------------------------------
Foreign Investment Risk--A Fund's investments in      Firstar Strategic Income, Large
foreign securities are subject to foreign risks.      Cap Growth, Relative Value and
Foreign stocks involve special risks not typically    Global Equity Funds
associated with U.S. stocks. The stocks held by a     Stellar Strategic Income, U.S.
Fund may underperform other types of stocks, and      Government Income, Growth Equity,
they may not increase or may decline in value.        Relative Value, Stellar, Capital
Foreign investments may be riskier than U.S.          Appreciation and International
investments because of factors such as foreign        Equity Funds
government restrictions, changes in currency
exchange rates, incomplete financial information
about the issuers of securities, and political or
economic instability. Foreign stocks may be more
volatile and less liquid than U.S. stocks.
---------------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Futures and Options on Futures Risk--A Fund may use   Firstar National Municipal Bond,
futures and options on futures for hedging purposes   Large Cap Growth, Science and
only. The hedging strategy may not be successful if   Technology and Global Equity
the portfolio manager is unable to accurately         Funds
predict movements in the prices of individual         Stellar U.S. Government Income,
securities held by a Fund or if the strategy does     Insured Tax-Free Bond, Growth
not correlate well with a Fund's investments. The     Equity, Science & Technology,
use of futures and options on futures may produce a   Capital Appreciation and
loss for a Fund, even when used only for hedging      International Equity Funds
purposes and you could lose money because of a
Fund's use of options.
---------------------------------------------------------------------------------------
Small and Medium Size Companies Risk--A Fund may      Firstar Large Cap Growth, Science
invest in the stocks of small- to medium-size         & Technology, MidCap Index and
companies. Small- and medium-size companies often     Global Equity Funds
have narrower markets and more limited managerial     Stellar Growth Equity, Science &
and financial resources than larger, more             Technology, Stellar, Capital
established companies. As a result, their             Appreciation and International
performance can be more volatile and they face        Equity Funds
greater risk of business failure, which could
increase the volatility of a Fund's portfolio.
---------------------------------------------------------------------------------------
Prepayment Risk--An issuer may exercise its right to  Firstar Strategic Income, U.S.
pay principal on an obligation held by a Fund (such   Government Securities, National
as a mortgage- or asset-backed security) earlier      Municipal Bond, Large Cap Growth
than expected. This may happen when there is a        and Balanced Income Funds
decline in interest rates. These events may make a    Stellar Strategic Income, U.S.
Fund unable to recoup its initial investment and may  Government Income, Growth Equity
result in reduced yields.                             and Stellar Funds
---------------------------------------------------------------------------------------
Extension Risk--An issuer may exercise its right to   Firstar Strategic Income, U.S.
pay principal on an obligation held by a Fund (such   Government Securities, National
as a mortgage-backed or asset-backed security) later  Municipal Bond, Large Cap Growth
than expected. This may happen when there is a rise   and Balanced Income Funds
in interest rates. Under such circumstances, the      Stellar Strategic Income, U.S.
value of the obligation will decrease and a Fund      Government Income, Growth Equity
will also suffer from the inability to invest in      and Stellar Funds
higher yielding securities.
---------------------------------------------------------------------------------------
Derivatives Risk--Certain investments may be more     Firstar Large Cap Growth,
sensitive to or otherwise not react in tandem with    Relative Value, Balanced Income
interest rate changes or market movements and may be  and MidCap Index Funds
leveraged.                                            Stellar Growth Equity and
                                                      Relative Value Funds
---------------------------------------------------------------------------------------
Tax Risk--A Fund may be more adversely impacted by    Firstar Tax-Exempt Money Market,
changes in tax rates and policies than other funds.   Ohio Tax-Exempt Money Market and
                                                      National Municipal Bond Funds
                                                      Stellar Tax-Free Money Market,
                                                      Ohio Tax-Free Money Market and
                                                      Insured Tax-Free Bond Funds
---------------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Real Estate Investment Trust (REIT) Risk--Equity and  Firstar Strategic Income and
mortgage REITs depend on management skills and are    Large Cap Growth Funds
not diversified. As a result, REITs are subject to    Stellar Strategic Income, Growth
the risk of financing either single projects or any   Equity and Stellar Funds
number of projects. REITs depend on heavy cash flow
and may be subject to defaults by borrowers and
self-liquidation. Additionally, equity REITs may be
affected by any changes in the value of the
underlying property owned by the trusts. Mortgage
REITs may be affected by the quality of any credit
extended.
--------------------------------------------------------------------------------
Municipal Government Risk--The ability of a state or  Firstar Tax-Exempt Money Market,
local government issuer to make payments can be       Ohio Tax-Exempt Money Market and
affected by many factors, including economic          National Municipal Bond Funds
conditions, the flow of tax revenues and changes in   Stellar Tax-Free Money Market,
the level of federal, state or local aid. Some        Ohio Tax-Free Money Market and
municipal securities are payable only from limited    Insured Tax-Free Bond Funds
revenue sources or by private entities.
--------------------------------------------------------------------------------
Non-Diversification Risk--The Fund is non-            Firstar Ohio Tax-Exempt Money
diversified, which means that it can invest a large   Market and Science & Technology
percentage of its assets in a small number of         Funds
issuers. As a result, a change in the value of any    Stellar Ohio Tax-Free Money
one investment held by the Fund may affect the        Market and Science & Technology
overall value of the Fund more than it would affect   Funds
a diversified fund, which holds more investments.
--------------------------------------------------------------------------------
Municipal Lease Obligations Risk--A Fund may acquire  Firstar Tax-Exempt Money Market
municipal lease obligations that are issued by a      and National Municipal Bond Funds
state or local government or authority to acquire     Stellar Tax-Free Money Market and
land and a wide variety of equipment and facilities.  Insured Tax-Free Bond Funds
If funds are not appropriated for the following
year's lease payments, the lease may terminate, with
the possibility of default on the lease obligation
and significant loss to the Fund.
--------------------------------------------------------------------------------
Portfolio Turnover Risk--The investment adviser may   Firstar Strategic Income Fund
engage in active trading of its portfolio securities  Stellar Strategic Income and to achieve its investment goals. This practice could  Capital Appreciation Funds result in a Fund experiencing a high turnover rate
(100% or more). High portfolio turnover rates lead
to increased costs, could cause you to pay higher
taxes and could negatively affect a Fund's
performance.
--------------------------------------------------------------------------------
Concentration Risk--A Fund may invest more than 25%   Firstar Tax-Exempt Money Market
of its total assets in municipal obligations issued   and National Municipal Bond Fund
by entities located in the same state and the
interest on which is paid solely from revenues of
similar projects. As a result, changes in economic,
business or political conditions relating to a
particular state or types of projects may have a
disproportionate impact on the Fund's share price.
--------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Repurchase Agreement Risk--A Fund may enter into      Firstar U.S. Government
repurchase agreements in which banks, broker dealers  Securities Fund
and other financial institutions sell securities to   Stellar Treasury Fund
the Fund and agree to repurchase them at a certain
time and price within one year. A seller may not
repurchase the securities from the Fund, which may
result in the Fund selling the security for less
than the agreed upon price. Another risk of such
arrangements is that the seller may default or file
for bankruptcy. That could mean the Fund might have
to wait through lengthy court actions before selling
the securities.
--------------------------------------------------------------------------------
Bank Risk--Municipal obligations that a Fund          Firstar Tax-Exempt Money Market
purchases may be backed by letters of credit issued   Fund
by banks and other financial institutions. Adverse    Stellar Tax-Free Money Market
developments affecting banks could have a negative    Fund
effect on the Fund's portfolio securities.
--------------------------------------------------------------------------------
Investment in Ohio Risk--Ohio's economy is largely    Firstar Ohio Tax-Exempt Money
composed of manufacturing which is concentrated in    Market Fund
the automobile sector and other durable goods. The    Stellar Ohio Tax-Free Money
exposure to these industries, particularly the auto   Market Fund
sector, leaves Ohio vulnerable to an economic
slowdown associated with business cycles.
Furthermore, population growth, as in many states
around the Great Lakes, has been stagnant.
A Fund's concentration in securities issued by Ohio
and its political subdivisions provides a greater
level of risk than a fund whose assets are
diversified across numerous state and municipal
issuers. The ability of Ohio or its municipalities
to meet their obligations will depend on: (1) the
availability of tax and other revenues; (2)
economic, political and demographic conditions
within the state; and (3) the underlying fiscal
condition of the state, its counties and its
municipalities.
--------------------------------------------------------------------------------
Credit Enhancement Risk--A Fund may invest more than  Firstar Ohio Tax-Exempt Money
25% of its total assets in securities credit-         Market Fund
enhanced by banks. Any bankruptcy, receivership,      Stellar Ohio Tax-Free Money
default or change in the credit quality of the party  Market Fund providing the credit enhancement may adversely
affect the quality and marketability of the
underlying security causing the Fund to lose money.
--------------------------------------------------------------------------------
Options Risk--A Fund may use options for hedging      Firstar Strategic Income Fund
purposes only. The hedging strategy may not be        Stellar Strategic Income and
successful if the portfolio manager is unable to      Stellar Funds
accurately predict movements in the prices of
individual securities held by the Fund or if the
strategy does not correlate well with the Fund's
investments. The use of options may produce a loss
for a Fund, even when used only for hedging purposes
and you could lose money because of a Fund's use of
options.
--------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Value Style Investing Risk--Different types of        Firstar Relative Value Fund
equity securities tend to shift in and out of favor   Stellar Relative Value Fund
depending on market and economic conditions, and the
performance resulting from a Fund's "value"
investment style may sometimes be lower than that of
other types of equity funds, such as those focusing
more exclusively on growth in earnings.
--------------------------------------------------------------------------------
Industry Risk--A group of related stocks may decline  Firstar Science & Technology Fund
in price due to industry specific developments.       Stellar Science & Technology Fund
Companies in the same or similar industries may
share common characteristics and are more likely to
react to industry specific market or economic
developments.
--------------------------------------------------------------------------------
Science and Technology Concentration Risk--Science    Firstar Science & Technology Fund
and technology related companies face special risks   Stellar Science & Technology Fund
such as competitive pressures and technological
obsolescence and may be subject to greater
governmental regulation than many other industries.
Technology and technology related companies may be
subject to short product cycles and aggressive
pricing, which may increase their volatility. For
example, their products or services may not prove
commercially successful or may become obsolete
quickly. The value of a Fund's shares may be
susceptible to factors affecting the science and
technology areas and to greater risk and market
fluctuation than an investment in a fund that
invests in a broader range of portfolio securities
not concentrated in any particular industry.
Furthermore, companies within the science and
technology industries face greater risks of
competition from new market entrances and increased
research and development costs. Additionally,
companies in these areas are dependent upon consumer
and business acceptance as new technologies evolve.
--------------------------------------------------------------------------------
IPO Risk--IPOs may have a magnified performance       Firstar Science & Technology Fund
impact on a Fund with small asset base. The impact    Stellar Science & Technology Fund
of IPOs on a Fund's performance will decrease as a
Fund's asset size increases.
--------------------------------------------------------------------------------
High Yield Bond Risk--High yield bonds (generally     Firstar Global Equity Fund
referred to as junk bonds) are considered             Stellar International Equity Fund
predominantly speculative by traditional investment
standards. The market value of these low-rated
securities tends to be more sensitive to individual
corporate developments and changes in interest rates
and economic conditions than higher-rated
securities. In addition, they generally present a
higher degree of credit risk. Issuers of low-rated
securities are often highly leveraged, so their
ability to repay their debt during an economic
downturn or periods of rising interest rates may be
impaired.
--------------------------------------------------------------------------------

Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Underlying Funds Risk--A Fund's performance directly  Firstar Global Equity Fund
relates to the performance of the funds in which it   Stellar International Equity Fund
invests. This investment strategy also subjects a
Fund to additional expenses and certain tax
consequences that would not exist if you invested in
those funds directly. By investing in a Fund, you
bear not only the Fund's total operating expenses,
but the operating expenses of the underlying funds
as well.
--------------------------------------------------------------------------------
When-Issued and Delayed Delivery Transaction Risk--   Stellar Treasury Fund
If the seller chooses not to complete the
transaction, the Fund could miss an advantageous
price or yield. Another risk is that because
settlement dates may be a month or more after
entering into the transactions, the market value of
the securities may have dropped from the agreed upon
purchase price.
--------------------------------------------------------------------------------
Industrial Development Bond Concentration Risk--The   Stellar Insured Tax-Free Bond
Fund may invest more than 25% of its assets in        Fund
industrial development bonds. The Fund does not
invest that amount in the same facility or project.
However, if the adviser chooses to concentrate those
investments in the same industry or state, the
shares of the Fund are likely to fluctuate in value
more than those of a fund investing in a broader
range of securities.
--------------------------------------------------------------------------------
Convertible Securities Risk--Convertible securities   Firstar Balanced Income Fund
frequently have speculative characteristics and may
be acquired without regard to minimum quality
ratings. Convertible securities are subject to
greater credit and interest rate risk than higher
rated securities.
--------------------------------------------------------------------------------
Mid-Cap Index Risk--The Fund's investments follow     Firstar MidCap Index Fund
the mid-cap portion of the U.S. stock market, as
measured by the S&P MidCap 400 Index, during upturns
as well as downturns. Because of its indexing
strategy, the Fund cannot take steps to reduce
market volatility or to lessen the effects of a
declining market.
Whenever mid-cap stocks underperform large- or
small-cap stocks, the Fund may underperform funds
that have exposure to those segments. Further, the
Fund will not necessarily dispose of a security in
response to adverse events affecting the issuer of a
security (such as adverse credit factors or failure
to pay dividends) if disposal would not be
consistent with the Fund's indexing strategy.
The investment adviser may be required to sell
securities if the issuer of the security is
eliminated from the S&P MidCap 400 Index. Such sales
may result in lower prices or losses that may not
have been incurred if the investment adviser did not
have to sell the securities.
The Fund's ability to duplicate the performance of
the S&P MidCap 400 Index will depend to some extent
on the size and timing of cash flows into and out of
the Fund as well as the Fund's expenses.
--------------------------------------------------------------------------------


Principal Risk                                        Funds Subject to Risk
--------------                                        ---------------------
Futures Risk--The Fund invests in futures contracts.  Firstar MidCap Index Fund
Futures contracts could cause the Fund to track the
S&P MidCap 400 Index less closely if they don't
perform as expected.

-------------------------------------------------------------------------------


  Voting Information. Stellar's Board of Trustees is furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on September 15, 2000 will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Special Meeting. Proxies may be revoked at any time before they are exercised by submitting to Stellar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see "Voting Matters."

                              THE REORGANIZATION

  Reasons for the Reorganization. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is attached as Appendix I.

  The proposed Reorganization is expected to benefit Stellar Fund shareholders by, among other things:

    (i) offering a larger and more diverse group of mutual funds to all shareholders;

    (ii) actually or potentially reducing overall expenses by the achievement of economies of scale associated with a larger asset base;

    (iii) offering an opportunity for better investment performance due to an expanded equity research staff that can focus on the core products available;

    (iv) offering distribution channels that will have a better understanding of the proprietary products offered by Firstar and will be better able to communicate FIRMCO's investment style to existing and prospective shareholders, thereby potentially increasing assets in the complex; and

    (v) allowing FIRMCO to effect portfolio transactions on more favorable terms.

  Shareholders of different Stellar Funds and of different classes of each such Fund will be affected differently by the Reorganization. Some Firstar Funds will have different operating expenses and investment policies than their corresponding Stellar Fund. For more information please see "Comparison of Stellar Funds and Firstar Funds" below.

  Description of the Reorganization Agreement. There are twelve separate Stellar Funds. The Reorganization Agreement provides that substantially all of the assets and liabilities of each of the six Stellar Funds identified in column 1 on Table III(A) below will be transferred to, and acquired by, one of the six Existing Firstar Funds identified in column 2 on Table III(A) below, in exchange for full and fractional shares issued by such Existing Firstar Fund. The Reorganization Agreement further provides that substantially all of the assets and liabilities of each of the Stellar Funds identified in column 1 on Table III(B) below will be transferred to, and acquired by, one of the newly-organized Shell Firstar Funds identified in column 2 on Table III(B) below, in exchange for full and fractional shares issued by such Shell Firstar Funds. In the tables, opposite the name of each Stellar Fund is the name of the Corresponding Firstar Fund to which such Stellar Fund will transfer substantially all of its assets and liabilities and that will issue shares to such Stellar Fund in consideration of such transfer. The Firstar Fund Shares issued by each Firstar Fund to its corresponding Stellar Fund will have the same aggregate dollar value as the aggregate dollar value of the shares of such Stellar Fund immediately prior to the effective time of the Reorganization with respect to such Fund.

                                 Table III(A)

Reorganizing Stellar Fund and Share Class      Existing Firstar Fund and Share Class
-----------------------------------------      -------------------------------------
Stellar Treasury Fund                          Firstar U.S. Treasury Money Market Fund
Class C Shares                                 Retail A Shares
Class Y Shares                                 Institutional Shares

-------------------------------------------------------------------------------

Reorganizing Stellar Fund and Share Class      Existing Firstar Fund and Share Class
-----------------------------------------      -------------------------------------
Stellar Tax-Free Money Market Fund             Firstar Tax-Exempt Money Market Fund
Class C Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
--------------------------------------------------------------------------------
Stellar U.S. Government Income Fund            Firstar U.S. Government Securities Fund
Class A Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
--------------------------------------------------------------------------------
Stellar Insured Tax-Free Bond Fund             Firstar National Municipal Bond Fund
Class A Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
--------------------------------------------------------------------------------
Stellar Capital Appreciation Fund              Firstar MidCap Index Fund
Class A Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.

--------------------------------------------------------------------------------

Reorganizing Stellar Fund and Share Class      Existing Firstar Fund and Share Class
-----------------------------------------      -------------------------------------
Stellar Fund                                   Firstar Balanced Income Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares

-------------------------------------------------------------------------------

                                 Table III(B)

Continuing Stellar Fund and Share Class        Shell Firstar Fund and Share Class
---------------------------------------        ----------------------------------
                                               Firstar Ohio Tax-Exempt Money Market
Stellar Ohio Tax-Free Money Market Fund        Fund
Class C Shares not purchased through an        Retail A Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.

-------------------------------------------------------------------------------

Stellar Strategic Income Fund                  Firstar Strategic Income Fund
Class A Shares                                 Retail A Shares
Class B Shares not purchased through an        Retail B Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody, or
 other agency relationship with Firstar Bank,
 N.A.
-------------------------------------------------------------------------------
Stellar Growth Equity Fund                     Firstar Large Cap Growth Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares
-------------------------------------------------------------------------------
Stellar Relative Value Fund                    Firstar Relative Value Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares
-------------------------------------------------------------------------------
Stellar Science & Technology Fund              Firstar Science & Technology Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares
-------------------------------------------------------------------------------
Stellar International Equity Fund              Firstar Global Equity Fund
Class A Shares                                 Institutional Shares

-------------------------------------------------------------------------------

  Immediately after the applicable effective time of the Reorganization, each Stellar Fund will distribute to its shareholders the Firstar Fund Shares received in the Reorganization in liquidation of the Stellar Fund. Each shareholder of record of a particular Stellar Fund at the applicable effective time of the Reorganization will receive shares of the designated class of its Corresponding Firstar Fund with the same aggregate dollar value of the shares such shareholder held in such Stellar Fund prior to the effective time of the Reorganization and will receive any unpaid dividends or distributions declared before the applicable effective time of the Reorganization with respect to such Stellar Fund.

  Firstar will establish an account for each former shareholder of the Stellar Funds that will reflect the number and class of Firstar Fund Shares distributed to that shareholder. The Firstar Fund Shares issued in the Reorganization will be in uncertificated form.

  Please note that a vote for or against the Reorganization Agreement includes a vote for or against the reorganization of Stellar into Firstar. If the Reorganization Agreement is approved and the transactions contemplated thereby are consummated, Stellar will transfer substantially all of its assets and liabilities as of the effective time of the Reorganization, all outstanding shares of the Stellar Funds will be redeemed and cancelled in exchange for Firstar Fund Shares of the Firstar Funds, and Stellar will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter terminate under Massachusetts law.

  The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by a majority of the outstanding shares of each Stellar Fund; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Firstar's counsel addressed to Stellar indicating that the Firstar Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of any necessary exemptive relief requested from the SEC or its staff with respect to Section 17(a) of the 1940 Act; and the parties' performance in all material respects of their respective covenants and undertakings as described in the Reorganization Agreement. An application requesting relief with respect to Section 17(a) of the 1940 Act has been filed with the SEC and it is expected that the SEC will issue an order granting such relief prior to the Reorganization.

  The Reorganization Agreement also provides that FIRMCO or an affiliate has agreed to pay all expenses associated with the Reorganization. The Reorganization Agreement also provides that the Reorganization may be terminated at any time upon the mutual consent of both Stellar and Firstar, or by either Firstar or Stellar under certain conditions; and that officers of Firstar and of Stellar may amend the Reorganization Agreement as authorized by their respective Boards of Directors or Trustees, as the case may be.

  As previously noted, the Mercantile reorganization and the Select reorganization are expected to occur at the same time as the Reorganization. In connection with the Mercantile Reorganization, certain of the Mercantile investment portfolios will be reorganized into the same Firstar Funds as certain of the Stellar Funds. In particular, (1) the Mercantile Treasury Money Market Portfolio together with the Stellar Treasury Fund will be reorganized into the Firstar U.S. Treasury Money Market Fund; (2) the Mercantile Tax-Exempt Money Market Portfolio together with the Stellar Tax-Free Money Market Fund will be reorganized into the Firstar Tax-Exempt Money Market Fund; (3) the Mercantile U.S. Government Securities Portfolio together with the Stellar U.S. Government Income Fund will be reorganized into Firstar U.S. Government Securities Fund and (4) the Mercantile National Municipal Bond Portfolio together with the Stellar Insured Tax-Free Bond Fund will be reorganized into the Firstar National Municipal Bond Fund. If the Reorganization Agreement is approved by Stellar shareholders at the Special Meeting, it is expected that the Reorganization will be completed whether or not the Mercantile reorganization and Select reorganization are consummated.

  Stellar Board Consideration. At a meeting held on April 20, 2000, the Board of Trustees of Stellar was advised that FIRMCO was considering recommending a consolidation of Stellar with Firstar. The Stellar Board then met again on June 7, July 12, and July 20, 2000 to consider the Reorganization proposal offered by management of Firstar, FIRMCO and its affiliates. In preparation for the June 7, 2000 meeting, each of the Trustees of Stellar was provided with detailed information about the Reorganization, Firstar and FIRMCO. These materials summarized the principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for each Stellar Fund and its shareholders. In addition, the Stellar Trustees received comparative information about the Stellar Funds and the Corresponding Firstar Funds, including information concerning, but not limited to, the following matters: (1) investment objectives and policies; (2) advisory, distribution and servicing arrangements; (3) fund expenses (with and without giving effect to current expense limitations), including pro forma expenses, relative to peer groups; and (4) performance, including performance relative to peer groups or comparable indices for the Firstar Funds. The Stellar Board also was provided with information about FIRMCO and its investment advisory organization, including the individuals or teams of individuals with responsibility for managing each Firstar Fund.

  The Reorganization was unanimously approved by the Stellar Board of Trustees on June 7, 2000, subject to the Board's receipt from FIRMCO of additional information on certain aspects of the Reorganization. This additional information was received and considered by the Stellar Board on July 12 and on July 20, 2000, the Board of Trustees of Stellar unanimously ratified the actions it had taken on June 7, 2000 approving the Reorganization.

  During its deliberations, Stellar's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Stellar Funds; (2) the capabilities, practices and resources of FIRMCO; (3) the investment advisory and other fees paid by the Firstar Funds, and the historical and projected expense ratios of the Firstar Funds as compared with those of the Stellar Funds and industry peer groups; (4) the investment objectives, policies and limitations of the Firstar Funds and their relative compatibility with those of the Stellar Funds; (5) the historical investment performance records of the Stellar Funds and the Firstar Funds, relative to each other and to peer groups or comparable indices; (6) the shareholder services offered by Firstar; (7) the terms and conditions of the Reorganization Agreement; (8) the anticipated tax consequences of the Reorganization for the respective Stellar Funds and their shareholders; and (9) the number of investment portfolio options that would be available to shareholders after the Reorganization. The Stellar Board also considered FIRMCO's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of FIRMCO's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by FIRMCO.

  The Stellar Trustees also noted that the per share annualized total operating expense ratios for certain of the classes of certain of the Firstar Funds after the Reorganization, taking into account voluntary fee waivers, would be higher than those of the corresponding classes of the corresponding Stellar Funds before the Reorganization. See "Fee Tables--Table I-C--Total Expense Information" above and "Comparison of Stellar Funds and Firstar Funds--Fees and Expenses" below for more information. The Stellar Trustees also considered, however, that many shareholders of such Funds had purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. and would be receiving Institutional Shares of the Corresponding Firstar Fund with lower expenses than what they had while invested in the relevant Stellar Fund. The Stellar Trustees noted that FIRMCO or an affiliate would assume all customary expenses associated with the Reorganization and that FIRMCO would commit to waive fees and/or reimburse expenses as needed to insure that for the period from the applicable effective time of the Reorganization for each respective Stellar Fund through October 31, 2001 the Firstar Funds' total operating expense ratios will not exceed the pro forma after-waiver expenses shown in Table I-C.

  After consideration of the foregoing and other factors, the Stellar Trustees unanimously determined that the Reorganization was in the best interest of the shareholders of each Stellar Fund and their respective share classes, and that the interests of the existing shareholders of each Stellar Fund would not be diluted as a result of such Reorganization.

  Capitalization. The following table sets forth, as of April 30, 2000 (the end of Firstar's semi-annual period): (1) the capitalization of each of the Stellar Funds; (2) the capitalization of each of their Corresponding Firstar Funds; and (3) the pro forma capitalization of each of the Corresponding Firstar Funds as adjusted to give effect to the Reorganization. With respect to the Stellar Treasury Fund, Stellar Tax-Free Money Market Fund, Stellar U.S. Government Income Fund and Stellar Insured Tax-Free Bond Fund, the table also sets forth the capitalization of the Mercantile Fund which will, if the conditions described in the reorganization agreement between Mercantile and Firstar are timely met, simultaneously be reorganized into the Corresponding Firstar Fund of such Stellar Fund and the pro forma capitalization of such Corresponding Firstar Fund as adjusted to give effect to both the Reorganization and the Mercantile reorganization.

  The capitalization of each Fund is likely to be different at the effective time of the Reorganization as a result of daily share purchase and redemption activity in the Funds as well as the effects of the other ongoing operations of the respective Funds prior to the closing of the Reorganization.

  The Firstar Ohio Tax-Free Money Market Fund, Firstar Strategic Income Fund, Firstar Large Cap Growth Fund, Firstar Relative Value Fund, Firstar Science & Technology Fund, and Firstar Global Equity Fund have not yet commenced operations but will do so at the time the Reorganization occurs.

                                   Table IV

                                Capitalization
                            (as of April 30, 2000)

  1. The table below reflects the capitalization as of April 30, 2000, and pro forma capitalization for the combination of the Stellar Treasury Fund with the Firstar U.S. Treasury Money Market Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Stellar Treasury Fund with the Firstar U.S. Treasury Money Market Fund (Pro forma Combined Fund = Fund B + Fund C) and (b) the combination of the Mercantile Treasury Money Market Portfolio, the Stellar Treasury Fund and the Firstar U.S. Treasury Money Market Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                       Mercantile           Stellar           Firstar U.S.                                    Pro Forma
                     Treasury Money         Treasury         Treasury Money            Pro Forma            Combined Fund
                    Market Portfolio         Fund+             Market Fund           Combined Fund         (Fund A + Fund B
                        (Fund A)            (Fund B)            (Fund C)           (Fund B + Fund C)          + Fund C)
                 ---------------------- ---------------- ----------------------- ---------------------- ----------------------
Total Net                 --#            $1,205,547,115       $116,686,783           $1,322,233,898         $1,322,233,898
 Assets.........                        (Class C Shares)    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                ---------------------------------------------------------------------------------------------------------
                        $501,196         $2,177,195,841            $0                $2,177,195,841         $2,433,734,181
                 (Institutional Shares) (Class Y Shares) (Institutional Shares)* (Institutional Shares) (Institutional Shares)
                      $189,391,544
                     (Trust Shares)
                      $66,569,413
                   (Trust II Shares)
                        $76,187
                  (Investor A Shares)
                ---------------------------------------------------------------------------------------------------------
Shares                    --#            1,205,547,115         116,686,783           1,322,233,898          1,322,233,898
 Outstanding....                        (Class C Shares)    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                ---------------------------------------------------------------------------------------------------------
                        501,196          2,177,195,841              0                2,177,195,841          2,433,734,181
                 (Institutional Shares) (Class Y Shares) (Institutional Shares)* (Institutional Shares) (Institutional Shares)
                      189,391,544
                     (Trust Shares)
                       66,569,413
                    (Trust II Shares)
                         76,187
                  (Investor A Shares)
                ---------------------------------------------------------------------------------------------------------
Net Asset Value           --#                $1.00                $1.00                  $1.00                  $1.00
 Per Share......                        (Class C Shares)    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                ---------------------------------------------------------------------------------------------------------
                         $1.00               $1.00                 $0                    $1.00                  $1.00
                 (Institutional Shares) (Class Y Shares) (Institutional Shares)* (Institutional Shares) (Institutional Shares)
                         $1.00
                     (Trust Shares)
                         $1.00
                   (Trust II Shares)
                         $1.00
                  (Investor A Shares)
                ---------------------------------------------------------------------------------------------------------

--------
+ The Stellar Treasury Fund will be the accounting survivor for financial statement purposes.
# Investor A Shares, Institutional Shares, Trust Shares and Trust II Shares of the Mercantile Treasury Money Market Portfolio are proposed to be reorganized into Institutional Shares of the Firstar U.S. Treasury Money Market Fund.
* Institutional Shares of the Firstar U.S. Treasury Money Market Fund have not commenced operations as of the date of this Proxy/Prospectus.

  2. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Tax-Free Money Market Fund and the Mercantile Tax-Exempt Money Market Portfolio with the Firstar Tax-Exempt Money Market Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Stellar Tax-Free Money Market Fund with the Firstar Tax-Exempt Money Market Fund (Pro forma Combined Fund = Fund B + Fund C) and (b) the combination of the Mercantile Tax-Exempt Money Market Portfolio, the Stellar Tax-Free Money Market Fund and the Firstar Tax-Exempt Money Market Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                     Mercantile           Stellar                                                            Pro Forma
                  Tax-Exempt Money     Tax-Free Money           Firstar               Pro Forma            Combined Fund
                  Market Portfolio      Market Fund     Tax-Exempt Money Market     Combined Fund        (Fund A + Fund B +
                      (Fund A)            (Fund B)          Fund+ (Fund C)        (Fund B + Fund C)           Fund C)
                 ------------------- ------------------ ----------------------- ---------------------- ----------------------
Total Net             $234,683          $14,399,232          $158,937,927            $173,337,164           $173,571,842
 Assets......... (Investor A Shares) (Class C Shares)#     (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                --------------------------------------------------------------------------------------------------------
                     $31,673,760        $180,179,005              $0                 $180,179,005           $323,717,385
                   (Trust Shares)    (Class C Shares)## (Institutional Shares)* (Institutional Shares) (Institutional Shares)
                    $111,864,620
                 (Trust II Shares)++
                --------------------------------------------------------------------------------------------------------
Shares                 234,683           14,399,232           158,937,927            173,337,164            173,571,842
 Outstanding.... (Investor A Shares) (Class C Shares)#     (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                --------------------------------------------------------------------------------------------------------
                     31,673,760         180,179,005                0                 180,179,005            323,717,385
                   (Trust Shares)    (Class C Shares)## (Institutional Shares)* (Institutional Shares) (Institutional Shares)
                     111,864,620
                 (Trust II Shares)++
                --------------------------------------------------------------------------------------------------------
Net Asset Value         $1.00              $1.00                 $1.00                  $1.00                  $1.00
 Per Share...... (Investor A Shares) (Class C Shares)#     (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                --------------------------------------------------------------------------------------------------------
                        $1.00              $1.00                  $0                    $1.00                  $1.00
                   (Trust Shares)    (Class C Shares)## (Institutional Shares)* (Institutional Shares) (Institutional Shares)
                        $1.00
                 (Trust II Shares)++
                --------------------------------------------------------------------------------------------------------

--------
 + The Firstar Tax-Exempt Money Market Fund will be the accounting survivor for financial statement purposes.
++ Trust II Shares of the Mercantile Tax-Exempt Money Market Portfolio are proposed to be reorganized into Institutional Shares of the Firstar Tax-Exempt Money Market Fund.
 * Institutional Shares of the Firstar Tax-Exempt Money Market Fund have not commenced operations as of the date of this Proxy/Prospectus.
 # Not purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
## Purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.

  3. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Ohio Tax-Free Money Market Fund with the Firstar Ohio Tax-Exempt Money Market Fund.

                                       Stellar Ohio Tax-
                                       Free Money Market        Pro Forma
                                             Fund+            Combined Fund
                                       ------------------ ----------------------
Total Net Assets......................      $308,788             $308,788
                                       (Class C Shares)#    (Retail A Shares)
                                               ---------------------------------
                                          $61,448,744          $61,448,744
                                       (Class C Shares)## (Institutional Shares)
                                               ---------------------------------
Shares Outstanding....................      308,788              308,788
                                       (Class C Shares)#    (Retail A Shares)
                                               ---------------------------------
                                           61,448,744           61,448,744
                                       (Class C Shares)## (Institutional Shares)
                                               ---------------------------------
Net Asset Value Per Share.............       $1.00                $1.00
                                       (Class C Shares)#    (Retail A Shares)
                                               ---------------------------------
                                             $1.00                $1.00
                                       (Class C Shares)## (Institutional Shares)
                                               ---------------------------------

--------
+ The Stellar Ohio Tax-Free Money Market Fund will be the accounting survivor for financial statement purposes.
# Not purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
## Purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.

  4. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Strategic Income Fund with the Firstar Strategic Income Fund.

                                       Stellar Strategic        Pro Forma
                                          Income Fund+        Combined Fund
                                       ------------------ ----------------------
Total Net Assets......................         $8                   $8
                                        (Class A Shares)    (Retail A Shares)
                                               ---------------------------------
                                          $35,207,626          $35,207,626
                                       (Class B Shares)#    (Retail B Shares)
                                               ---------------------------------
                                          $106,758,607         $106,758,607
                                       (Class B Shares)## (Institutional Shares)
                                               ---------------------------------
Shares Outstanding....................         1                    1
                                        (Class A Shares)    (Retail A Shares)
                                               ---------------------------------
                                           4,201,163            4,201,163
                                       (Class B Shares)#    (Retail B Shares)
                                               ---------------------------------
                                           12,739,012           12,739,012
                                       (Class B Shares)## (Institutional Shares)
                                               ---------------------------------
Net Asset Value Per Share.............       $8.38                $8.38
                                        (Class A Shares)    (Retail A Shares)
                                               ---------------------------------
                                             $8.38                $8.38
                                       (Class B Shares)#    (Retail B Shares)
                                               ---------------------------------
                                             $8.38                $8.38
                                       (Class B Shares)## (Institutional Shares)
                                               ---------------------------------

--------
 + The Stellar Strategic Income Fund will be the accounting survivor for financial statement purposes.
 # Not purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.
## Purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A.

  5. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar U.S. Government Income Fund and Mercantile U.S. Government Securities Portfolio with the Firstar U.S. Government Securities Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Stellar U.S. Government Income Fund with the Firstar U.S. Government Securities Fund (Pro forma Combined Fund = Fund B + Fund C) and (b) the combination of the Mercantile U.S. Government Securities Portfolio, the Stellar U.S. Government Income Fund and the Firstar U.S. Government Securities Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                       Mercantile            Stellar              Firstar                                      Pro Forma
                    U.S. Government      U.S. Government      U.S. Government           Pro Forma        Combined Fund (Fund A
                 Securities Portfolio+     Income Fund        Securities Fund         Combined Fund            + Fund B +
                        (Fund A)             (Fund B)            (Fund C)*          (Fund B + Fund C)           Fund C)
                 ---------------------- ------------------ ---------------------- ---------------------- ----------------------
Total Net              $3,837,184           $7,949,243               $0                 $7,949,243            $11,789,427
 Assets.........  (Investor A Shares)   (Class A Shares)#    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                --------------------------------------------------------------------------------------------------------
                        $175,105            $1,283,016               $0                 $1,283,016             $1,458,121
                  (Investor B Shares)   (Class B Shares)#    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                --------------------------------------------------------------------------------------------------------
                      $51,713,926          $154,809,000              $0                $154,822,000           $206,509,926
                     (Trust Shares)     (Class A Shares)## (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                             $13,000
                                        (Class B Shares)##
                --------------------------------------------------------------------------------------------------------
                       $7,288,887                                                                              $7,288,887
                 (Institutional Shares)                                                                     (Class Y Shares)
                --------------------------------------------------------------------------------------------------------

Shares                  375,980              850,186                 0                   850,186               1,154,824
 Outstanding....  (Investor A Shares)   (Class A Shares)#    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                --------------------------------------------------------------------------------------------------------
                         17,130              137,368                 0                   137,368                142,670
                  (Investor B Shares)   (Class B Shares)#    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                --------------------------------------------------------------------------------------------------------
                       5,066,947            16,561,349               0                  16,562,689             20,228,161
                     (Trust Shares)     (Class A Shares)## (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                              1,340
                                        (Class B Shares)##
                --------------------------------------------------------------------------------------------------------
                        716,895                                                                                 716,895
                 (Institutional Shares)                                                                     (Class Y Shares)
                --------------------------------------------------------------------------------------------------------

Net Asset Value          $10.22               $9.35                  $0                   $9.35                  $10.22
 Per Share......  (Investor A Shares)   (Class A Shares)#    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                --------------------------------------------------------------------------------------------------------
                         $10.22               $9.34                  $0                   $9.34                  $10.22
                  (Investor B Shares)   (Class B Shares)#    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                --------------------------------------------------------------------------------------------------------
                         $10.21               $9.35                  $0                   $9.34                  $10.21
                     (Trust Shares)     (Class A Shares)## (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                              $9.34
                                        (Class B Shares)##
                --------------------------------------------------------------------------------------------------------
                         $10.17                                                                                  $10.17
                 (Institutional Shares)                                                                     (Class Y Shares)
                --------------------------------------------------------------------------------------------------------

--------
 + The Mercantile U.S. Government Securities Portfolio will be the accounting survivor for financial statement purposes.
 * The Firstar U.S. Government Securities Fund has not commenced operations as of the date of this Proxy/Prospectus.
 # Not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.
## Purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.

  6. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Insured Tax-Free Bond Fund and Mercantile National Municipal Bond Portfolio with the Firstar National Municipal Bond Fund. The table provides pro forma capitalization information for two different scenarios: (a) the combination of the Stellar Insured Tax-Free Bond Fund with the Firstar National Municipal Bond Fund (Pro forma Combined Fund = Fund B + Fund C) and (b) the combination of the Mercantile National Municipal Bond Portfolio, the Stellar Insured Tax-Free Bond Fund and the Firstar National Municipal Bond Fund (Pro forma Combined Fund = Fund A + Fund B + Fund C).

                     Mercantile           Stellar              Firstar
                 National Municipal   Insured Tax-Free    National Municipal         Pro Forma              Pro Forma
                   Bond Portfolio+       Bond Fund            Bond Fund        Combined Fund (Fund B  Combined Fund (Fund A
                      (Fund A)            (Fund B)            (Fund C)*              + Fund C)          + Fund B + Fund C)
                 ------------------- ------------------ ---------------------- ---------------------- ----------------------
Total Net            $1,460,740          $3,942,091               $0                 $3,942,091             $5,402,831
 Assets......... (Investor A Shares) (Class A Shares)#    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                 ------------------------------------------------------------------------------------------------------
                      $638,533              $10                   $0                    $10                  $638,543
                 (Investor B Shares) (Class B Shares)#    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                 ------------------------------------------------------------------------------------------------------
                    $265,768,912        $153,781,532              $0                $153,781,532           $419,524,544
                   (Trust Shares)    (Class A Shares)## (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                             $0
                                     (Class B Shares)##
                 ------------------------------------------------------------------------------------------------------
Shares                 155,456            406,392                 0                   406,392                574,469
 Outstanding.... (Investor A Shares) (Class A Shares)#    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                 ------------------------------------------------------------------------------------------------------
                       68,048                1                    0                      1                    68,049
                 (Investor B Shares) (Class B Shares)#    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                 ------------------------------------------------------------------------------------------------------
                     28,342,537          15,596,504               0                  15,596,504             44,733,531
                   (Trust Shares)    (Class A Shares)## (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                             0
                                     (Class B Shares)##
                 ------------------------------------------------------------------------------------------------------
Net Asset Value         $9.40              $9.86                  $0                   $9.86                  $9.40
 Per Share...... (Investor A Shares) (Class A Shares)#    (Retail A Shares)      (Retail A Shares)      (Retail A Shares)
                 ------------------------------------------------------------------------------------------------------
                        $9.38              $9.86                  $0                   $9.86                  $9.38
                 (Investor B Shares) (Class B Shares)#    (Retail B Shares)      (Retail B Shares)      (Retail B Shares)
                 ------------------------------------------------------------------------------------------------------
                        $9.38              $9.86                  $0                   $9.86                  $9.38
                   (Trust Shares)    (Class A Shares)## (Institutional Shares) (Institutional Shares) (Institutional Shares)
                                           $9.86
                                     (Class B Shares)##
                 ------------------------------------------------------------------------------------------------------

--------
 + The Mercantile National Municipal Bond Portfolio will be the accounting survivor for financial statement purposes.
 * The Firstar National Municipal Bond Fund has not commenced operations as of the date of this Proxy/Prospectus.
 # Not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.
## Purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.

  7. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Growth Equity Fund and the Firstar Large Cap Growth Fund.

                                             Stellar
                                          Growth Equity         Pro Forma
                                              Fund+           Combined Fund
                                         ---------------- ----------------------
Total Net Assets........................     $49,957             $49,957
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                           $105,755,728        $105,755,728
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                           $229,824,690        $229,824,690
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

Shares Outstanding......................      1,873               1,873
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                            3,729,807           3,729,807
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                            8,594,146           8,594,146
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

Net Asset Value Per Share...............      $26.67              $26.67
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                              $26.68              $26.68
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                              $26.74              $26.74
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

--------
+ The Stellar Growth Equity Fund will be the accounting survivor for financial statement purposes.

  8. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Relative Value Fund with the Firstar Relative Value Fund.

                                             Stellar
                                          Relative Value        Pro Forma
                                              Fund+           Combined Fund
                                         ---------------- ----------------------
Total Net Assets........................   $49,829,001         $49,829,001
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                           $16,032,485         $16,032,485
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                           $480,124,570        $480,124,570
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

Shares Outstanding......................    1,732,644           1,732,644
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                             559,231             559,231
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                            16,669,077          16,669,077
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

Net Asset Value Per Share...............      $28.76              $28.76
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                              $28.67              $28.67
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                              $28.80              $28.80
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

--------
+ The Stellar Relative Value Fund will be the accounting survivor for financial statement purposes.

  9. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Science & Technology Fund with the Firstar Science & Technology Fund.

                                             Stellar
                                            Science &           Pro Forma
                                         Technology Fund+     Combined Fund
                                         ---------------- ----------------------
Total Net Assets........................     $211,248            $211,248
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                           $11,506,274         $11,506,274
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                           $96,276,755         $96,276,755
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

Shares Outstanding......................      10,727              10,727
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                             584,798             584,798
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                            4,864,570           4,864,570
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

Net Asset Value Per Share...............      $19.69              $19.69
                                         (Class A Shares)   (Retail A Shares)
                                         ---------------------------------------
                                              $19.68              $19.68
                                         (Class B Shares)   (Retail B Shares)
                                         ---------------------------------------
                                              $19.79              $19.79
                                         (Class Y Shares) (Institutional Shares)
                                         ---------------------------------------

--------
+ The Stellar Science & Technology Fund will be the accounting survivor for financial statement purposes.

  10. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Fund with the Firstar Balanced Income Fund.

                                                 Firstar               Pro Forma
                           Stellar Fund   Balanced Income Fund+      Combined Fund
                         ---------------- ---------------------- ----------------------
Total Net Assets........   $39,721,166         $11,413,492            $51,119,658
                         (Class A Shares)   (Retail A Shares)      (Retail A Shares)
                         --------------------------------------------------------------
                             $13,591            $3,581,529             $3,595,120
                         (Class B Shares)   (Retail B Shares)      (Retail B Shares)
                         --------------------------------------------------------------
                           $44,343,011         $76,997,876            $121,324,887
                         (Class Y Shares) (Institutional Shares) (Institutional Shares)
                         --------------------------------------------------------------

Shares Outstanding......    2,897,018           1,040,347              4,664,441
                         (Class A Shares)   (Retail A Shares)      (Retail A Shares)
                         --------------------------------------------------------------
                               991               310,980                312,218
                         (Class B Shares)   (Retail B Shares)      (Retail B Shares)
                         --------------------------------------------------------------
                            3,234,974           7,056,887              11,093,955
                         (Class Y Shares) (Institutional Shares) (Institutional Shares)
                         --------------------------------------------------------------

Net Asset Value Per           $13.71              $10.96                 $10.96
 Share.................. (Class A Shares)   (Retail A Shares)      (Retail A Shares)
                         --------------------------------------------------------------
                              $13.71              $10.98                 $10.98
                         (Class B Shares)   (Retail B Shares)      (Retail B Shares)
                         --------------------------------------------------------------
                              $13.71              $10.98                 $10.98
                         (Class Y Shares) (Institutional Shares) (Institutional Shares)
                         --------------------------------------------------------------

--------
+ The Firstar Balanced Income Fund will be the accounting survivor for financial statement purposes.

  11. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar Capital Appreciation Fund with the Firstar MidCap Index Fund.

                              Stellar
                              Capital              Firstar               Pro Forma
                         Appreciation Fund    MidCap Index Fund+       Combined Fund
                         ------------------ ---------------------- ----------------------
Total Net Assets........    $87,896,862           $1,390,713            $89,248,575
                         (Class A Shares)#    (Retail A Shares)      (Retail A Shares)
                         ----------------------------------------------------------------
                                $14                $294,776               $294,790
                         (Class B Shares)#    (Retail B Shares)      (Retail B Shares)
                         ----------------------------------------------------------------
                                 $0              $102,814,800           $102,814,800
                         (Class A Shares)## (Institutional Shares) (Institutional Shares)
                                 $0
                         (Class B Shares)##
                         ----------------------------------------------------------------

Shares Outstanding......     6,220,364             119,386               7,660,833
                         (Class A Shares)#    (Retail A Shares)      (Retail A Shares)
                         ----------------------------------------------------------------
                                 1                  25,354                 25,355
                         (Class B Shares)#    (Retail B Shares)      (Retail B Shares)
                         ----------------------------------------------------------------
                                 0                8,828,042              8,828,042
                         (Class A Shares)## (Institutional Shares) (Institutional Shares)
                                 0
                         (Class B Shares)##
                         ----------------------------------------------------------------

Net Asset Value Per            $14.13               $11.65                 $11.65
 Share.................. (Class A Shares)#    (Retail A Shares)      (Retail A Shares)
                         ----------------------------------------------------------------
                               $14.13               $11.63                 $11.63
                         (Class B Shares)#    (Retail B Shares)      (Retail B Shares)
                         ----------------------------------------------------------------
                               $14.13               $11.65                 $11.65
                         (Class A Shares)## (Institutional Shares) (Institutional Shares)
                               $14.13
                         (Class B Shares)##
                         ----------------------------------------------------------------

--------
 + The Firstar MidCap Index Fund will be the accounting survivor for financial statement purposes.
 # Not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.
## Purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.

  12. The table below reflects the capitalization as of April 30, 2000 and pro forma capitalization for the combination of the Stellar International Equity Fund with the Firstar Global Equity Fund.

                                             Stellar
                                          International         Pro Forma
                                          Equity Fund+        Combined Fund
                                        ----------------- ----------------------
Total Net Assets.......................    $72,975,632         $72,975,632
                                        (Retail A Shares) (Institutional Shares)
                                        ----------------------------------------

Shares Outstanding.....................     5,351,316           5,351,316
                                        (Retail A Shares) (Institutional Shares)
                                        ----------------------------------------

Net Asset Value Per Share..............      $13.64               $13.64
                                        (Retail A Shares) (Institutional Shares)
                                        ----------------------------------------

--------
+ The Stellar International Equity Fund will be the accounting survivor for financial statement purposes.

  Federal Income Tax Considerations. Each Firstar Fund and each Stellar Fund intends to qualify as of the applicable effective time of the Reorganization as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Stellar Fund and each Corresponding Firstar Fund has been, and expects to continue to be, relieved of federal income tax liability.

  Consummation of the Reorganization with respect to each Stellar Fund and its Corresponding Firstar Fund is subject to the condition that Stellar and Firstar receive an opinion from Drinker Biddle & Reath LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of substantially all of the assets and liabilities of a Stellar Fund to its Corresponding Firstar Fund in exchange for the Firstar Fund Shares issued by such Corresponding Firstar Fund, and the distribution of those Firstar Fund Shares to shareholders of the Stellar Fund, will consist of twelve "reorganizations" within the meaning of Section 368(a) of the Code, and each Stellar Fund and its Corresponding Firstar Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by any Stellar Fund upon the transfer of its assets and liabilities to its Corresponding Firstar Fund solely in exchange for Firstar Fund Shares of the Corresponding Firstar Fund; (iii) no gain or loss will be recognized by each Firstar Fund upon the receipt of the assets and assumption of liabilities of its Corresponding Stellar Fund solely in exchange for the Firstar Fund Shares;
(iv) the basis of each Stellar Fund's assets received by the Corresponding Firstar Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of such Stellar Fund immediately prior to the Reorganization; (v) the holding period of each Stellar Fund's assets in the hands of its Corresponding Firstar Fund will include the period for which such assets have been held by such Stellar Fund; (vi) no gain or loss will be recognized by any Stellar Fund on the distribution to its shareholders of the Firstar Fund Shares of its Corresponding Firstar Fund; (vii) no gain or loss will be recognized by the shareholders of any Stellar Fund upon their receipt of the Firstar Fund Shares in exchange for such shareholders' shares of the Stellar Fund; (viii) the basis of the Firstar Fund Shares received by the shareholders of each Stellar Fund will be the same as the basis of the Stellar Fund Shares surrendered by such shareholders pursuant to the Reorganization;
(ix) the holding period for the Firstar Fund Shares received by each Stellar Fund shareholder will include the period during which such shareholder held the Stellar Fund Shares surrendered in exchange therefor, provided that such Stellar Fund shares are held as a capital asset in the hands of such Stellar Fund shareholder on the date of the exchange; and (x) each Firstar Fund will succeed to and take into account the tax attributes described in Section 381
(c) of the Code of the Stellar Fund as of the effective time of the Reorganization with respect to the Stellar Funds, subject to the conditions and limitations specified in the Code. Shareholders of the Stellar Funds should note, however, that the sale of securities by the Stellar Funds prior to the effective time of the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the taxable capital gains distribution made prior to the Reorganization.

  Firstar and Stellar have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Drinker Biddle & Reath LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

                 COMPARISON OF STELLAR FUNDS AND FIRSTAR FUNDS

  Investment Objectives and Policies Generally. The investment objectives, policies and restrictions of each of the Stellar Ohio Tax-Free Money Market, Strategic Income, Growth Equity, Relative Value, Science & Technology and International Equity Funds are, in each case, substantially the same as those of its respective corresponding Shell Firstar Fund. Each of these Shell Firstar Funds is being created to acquire the assets and liabilities and continue the business of its respective corresponding Continuing Stellar Fund. The investment objectives, policies and restrictions of each of the Stellar Tax-Free Money Market, U.S. Government Income, Insured Tax-Free Bond, Stellar and Capital Appreciation Funds, are, in general, similar to those of its respective corresponding Existing Firstar Fund. They are summarized generally in this section and followed by a more detailed fund-by fund analysis below. In addition, it is expected that upon consummation of the reorganization of the Stellar Treasury Fund and Mercantile Treasury Money Market Portfolio into the Firstar U.S. Treasury Money Market Fund, the Firstar U.S. Treasury Money Market Fund will adopt the investment objective and non-fundamental investment policies and restrictions of the Stellar Treasury Fund, but the Firstar U.S. Treasury Money Market Fund will retain its current fundamental investment limitations which are similar, but not identical, to the Stellar Treasury Fund's fundamental investment limitations.

  There are, however, certain differences in the types of securities in which each of the Reorganizing Stellar Funds may invest and the types of securities in which its Corresponding Firstar Fund may invest, as well as differences in certain investment policies of the Funds. A discussion of some of the more significant differences between some of the Funds follows.

  Reorganizing Money Market Funds Generally. The Stellar Money Market Funds and the Firstar Money Market Funds are all subject to the general restrictions and limitations of Rule 2a-7 under the 1940 Act. However, there are differences between the investment policies and restrictions of the Stellar Money Market Funds and their Corresponding Firstar Funds. Although it is expected that the Firstar U.S. Treasury Money Market Fund will adopt the investment objectives and non-fundamental investment policies and restrictions of the Stellar Treasury Fund, the Firstar U.S. Treasury Money Market Fund will retain its fundamental investment limitations. Accordingly, there are some differences between the Funds. For example, the Stellar Treasury Fund differs from the Firstar U.S. Treasury Money Market Fund in that the Firstar U.S. Treasury Money Market Fund has fundamental policies permitting the Fund to borrow up to 10% of the value of its net assets and lend up to 30% of its net assets, while the Stellar Treasury Fund has fundamental policies permitting it to borrow up to 33 1/3% of its net assets and prohibiting it from engaging in securities lending. The Stellar Tax-Free Money Market Fund differs from its Corresponding Firstar Fund in that the Stellar Tax-Free Money Market Fund may invest more than 25% of its total assets (i.e., concentrate) in securities credit-enhanced by banks while the Firstar Tax-Exempt Money Market Fund may invest more than 25% of its assets in municipal obligations covered by insurance policies. In addition, the Stellar Tax-Free Money Market Fund, but not the Firstar Tax-Exempt Money Market Fund, may invest in municipal leases and repurchase agreements. The Firstar Tax-Exempt Money Market Fund, unlike the Stellar Tax-Free Money Market Fund, may invest more than 25% of its total assets in municipal obligations, the issuers of which are located in the same state or the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the adviser.

  Reorganizing Bond Funds Generally. The Stellar U.S. Government Income Fund and its Corresponding Firstar Fund, the Firstar U.S. Government Securities Fund, have similar investment programs, except that the Stellar U.S. Government Income Fund may invest in investment grade debt securities of foreign issuers, while its Corresponding Firstar Fund may not. The Firstar National Municipal Bond Fund invests at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax. The Stellar Insured Tax-Free Bond Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and is not subject to the alternative minimum tax. At least 65% of the value of the Stellar Insured Tax-Free Bond Fund's assets are invested in intermediate- to long-term, investment grade municipal securities that are insured as to timely payment while the Firstar National Municipal Bond Fund is not subject to this requirement. In addition, while the Stellar Insured Tax-Free Bond Fund has no target average weighted maturity, the Firstar National Municipal Bond Fund will have an average weighted maturity longer than 10 years.

  Reorganizing Equity Funds Generally. The Stellar Fund invests no more than 50% of its net assets in each of the following: domestic equity securities, domestic fixed-income securities, international securities, real estate securities and short-term securities. Its Corresponding Firstar Fund, the Firstar Balanced Income Fund, typically invests 50% (but no less than 20% and no more than 60%) of its assets in equity securities and 50% (but no less than 40%) of its assets in fixed-income securities. In addition, the equity securities the Firstar Balanced Income Fund invests in have market capitalizations of over $750 million, while the Stellar Fund may invest in equity securities of small, medium or large companies. The Stellar Capital Appreciation Fund and its Corresponding Firstar Fund, the Firstar MidCap Index Fund, are similar in that both seek to achieve their investment objectives by investing a substantial portion of their net assets in the equity securities of U.S. companies with mid-level market capitalizations. However, the Stellar Capital Appreciation Fund invests at least 50% of its total assets in companies whose market capitalizations range from $200 million to $10 billion and whose shares are traded on NASDAQ or on the New York or American Stock Exchanges, and in selecting these securities, the investment adviser employs automated quantitative measurement techniques. The Firstar MidCap Index Fund attempts to replicate the performance of the S&P MidCap 400 Index by investing at least 80% of its net assets in domestic companies included in the index with market capitalization between $148 million and $13 billion.

  Fund-by-Fund Analysis. This Fund-by-Fund analysis provides additional information concerning the investment objectives and certain significant similarities and differences among the investment limitations and policies of certain of the Reorganizing Stellar Funds and their Corresponding Firstar Funds. Because the Stellar Ohio Tax-Free Money Market Fund, Stellar Strategic Income Fund, Stellar Growth Equity Fund, Stellar Relative Value Fund, Stellar Science & Technology Fund, and Stellar International Equity Fund will be reorganized into Shell Firstar Funds that have substantially the same investment objectives, policies and restrictions as their corresponding Continuing Stellar Funds, they are not discussed in this section. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Stellar Funds and the Corresponding Firstar Funds which are incorporated by reference into this Proxy/Prospectus.

1.  Stellar Treasury Fund and Firstar U.S. Treasury Money Market Fund.

  Investment Objectives:

    (a) Stellar Treasury Fund: Seeks to achieve stability of principal and current income consistent with stability of principal. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders.

    (b) Firstar U.S. Treasury Money Market Fund: Seeks to provide a high level of taxable current income exempt from state income taxes consistent with liquidity, the preservation of capital and a stable net asset value. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: Both the Stellar Treasury Fund and the Mercantile Treasury Money Market Portfolio will reorganize into the Firstar U.S. Treasury Money Market Fund. It is expected that at the time of the Reorganization the Firstar U.S. Treasury Money Market Fund will adopt an investment objective and certain non-fundamental policies and restrictions that are substantially the same as those of the Stellar Treasury Fund. The Firstar U.S. Treasury Money Market Fund, however, will retain its own fundamental investment limitations. Accordingly, set forth below is a description of the significant differences between the fundamental investment limitations of the Stellar Treasury Fund and the Firstar U.S. Treasury Money Market Fund.

  The Stellar Treasury Fund has a fundamental policy that it may borrow up to 33 1/3% of the value of its net assets, while the Firstar U.S. Treasury Money Market Fund has a fundamental policy that it may only borrow up to 10% of the value of its net assets. In addition, the Firstar U.S. Treasury Money Market Fund has a fundamental policy that it may lend up to 30% of its total net assets, while the Stellar Treasury Fund has a fundamental policy that it may not engage in securities lending.

2.  Stellar Tax-Free Money Market Fund and Firstar Tax-Exempt Money Market
    Fund.

  Investment Objectives:

    Stellar Tax-Free Money Market Fund: Seeks to provide current income exempt from federal regular income tax consistent with stability of principal. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders.

    Firstar Tax-Exempt Money Market Fund: Seeks to provide a high level of current income exempt from federal income taxes consistent with liquidity, the preservation of capital and a stable net asset value. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: Both the Stellar Tax-Free Money Market Fund and Mercantile Tax-Exempt Money Market Portfolio will reorganize into the Firstar Tax-Exempt Money Market Fund. Each Fund is a money market fund and in accordance with Rule 2a-7 under the 1940 Act, will generally invest in instruments with remaining maturities not exceeding 397 days, and each Fund's dollar weighted average portfolio maturity may not exceed 90 days. Both the Stellar Tax-Free Money Market Fund and the Firstar Tax-Exempt Money Market Fund will purchase only securities that are rated in the highest short-term rating category (i.e., rated AAA by S&P or Aaa by Moody's) by at least two nationally recognized statistical rating organizations ("NRSROs") (or one such rating if only one NRSRO has rated the instrument) or that are determined to be of comparable quality. However, the Stellar Tax-Free Money Market Fund may purchase bonds which have no short-term ratings but which have long-term ratings by NRSROs in the two highest ratings categories. This Fund has the ability but no present intention of investing in municipal securities that are rated MIG-2 or VMIG-2 by Moody's Investors Service, Inc. ("Moody's"), F2 by Fitch IBCA, Inc. ("Fitch"), or A-2 or SP-2 by Standard and Poor's Rating Services ("S&P") and in tax-exempt commercial paper that is rated P-2 by Moody's, A-2 by S&P, or F2 by Fitch.

  The Stellar Tax-Free Money Market Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and not subject to the alternative minimum tax. The Fund's portfolio primarily consists of debt obligations issued by or on behalf of states, territories and possessions of the United States, and any political subdivision or financing authority of any of these, the income from which is exempt from federal regular income tax.

  Similarly, the Firstar Tax-Exempt Money Market Fund invests at least 80% of its net assets in a diversified portfolio of dollar-denominated debt obligations ("municipal obligations") issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, instrumentalities, agencies and political subdivisions, that are exempt from federal income taxes and with remaining maturities of 13 months or less.

  While the Stellar Tax-Free Money Market Fund and the Firstar Tax-Exempt Money Market Fund invest in a similar pool of investments, there are certain differences. Particularly, the Funds have similar, but slightly different, policies with respect to concentration of their assets. The Stellar Tax-Free Money Market Fund may invest more than 25% of its total assets in securities credit-enhanced by banks while the Firstar Tax-Exempt Money Market Fund may invest more than 25% of its assets in municipal obligations covered by insurance policies. Additionally, while the Stellar Tax-Free Money Market Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory or U.S. possession to more than 25%, the Fund may invest more than 25% of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the issuing municipality. While the Firstar Tax-Exempt Money Market Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in municipal obligations, the issuers of which are located in the same state or the interest on which is paid solely from the revenue of similar projects.

  The Stellar Tax-Free Money Market Fund, but not the Firstar Tax-Exempt Money Market Fund, may invest in municipal leases and repurchase agreements. Further, the Stellar Tax-Free Money Market Fund may borrow money directly up to one-third of the value of its total assets as a temporary or emergency measure to meet redemption requests and not for investment leverage. The Firstar Tax-Exempt Money Market Fund may borrow to meet shareholder redemptions up to 10% of its total assets from banks or through reverse repurchase agreements. The Stellar Tax-Free Money Market Fund, but not the Firstar Tax-Exempt Money Market Fund, may purchase securities on a delayed delivery basis. The Firstar Tax-Exempt Money Market Fund, but not the Stellar Tax-Free Money Market Fund, may purchase securities on a forward commitment basis. The Stellar Tax-Free Money Market Fund and the Firstar Tax-Exempt Money Market Fund may purchase securities on a when-issued basis up to 20% and 25%, respectively, of the value of their respective assets.

  Although the Stellar Tax-Free Money Market Fund is permitted to make taxable, temporary investments, the adviser currently has no intention to generate income subject to federal regular income tax. The Firstar Tax-Exempt Money Market Fund may invest in short-term taxable money market obligations (taxable obligations will not normally exceed 20% of the Fund's total assets) for temporary defensive purposes.

3. Stellar U.S. Government Income Fund and Firstar U.S. Government Securities Fund.

  Investment Objectives:

    Stellar U.S. Government Income Fund: Seeks to provide current income. The Fund's second objective is to achieve capital appreciation. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders.

    Firstar U.S. Government Securities Fund: Seeks a high rate of current income that is consistent with relative stability of principal. This investment objective is not fundamental and may be changed by Firstar's Board of Directors without shareholder approval.

  Comment: Both the Stellar U.S. Government Income Fund and the Mercantile U.S. Government Securities Portfolio will be reorganized into the Firstar U.S. Government Securities Fund. The Firstar U.S. Government Securities Fund is a newly established Fund created for the purposes of the Reorganization that has investment objectives, policies and restrictions that are substantially similar to the Mercantile U.S. Government Securities Portfolio. The Stellar U.S. Government Income Fund invests at least 65% of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities which produce income. The Fund tries to achieve capital appreciation and improve total return by increasing or decreasing its average maturity depending on forecasted interest rates. Up to 35% of the Fund's assets may be invested in time and savings deposits, mortgage-backed securities, investment grade corporate debt obligations, asset-backed securities, commercial paper and debt securities of foreign issuers.

  The Firstar U.S. Government Securities Fund will invest at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as repurchase agreements backed by such obligations. The Fund may also invest in mortgage-backed securities issued by U.S. government sponsored entities, collateralized mortgage obligations and certificates issued by government-backed trusts. The Fund's securities maturity will vary from one to 30 years, but the average weighted maturity generally will not exceed 10 years.

  While the Stellar U.S. Government Income Fund and the Firstar U.S. Government Securities Fund invest in a similar pool of investments, there are several differences between the Funds. Although both Funds may invest in "stripped" government securities, the Firstar U.S. Government Securities Fund may not invest in certain types of these securities known as Treasury Income Growth Receipts ("TIGRs") or Certificates of Accrual on Treasury Securities ("CATS") which are not as liquid as other types of "stripped" U.S. government securities and are not considered U.S. government securities for purposes of the 1940 Act. The Stellar U.S. Government Income Fund can invest up to 5% of its total assets in investment grade debt securities of foreign issuers, while the Firstar U.S. Government Securities Fund may not invest in foreign securities.

  The Funds also have different restrictions for investments in options. For example, the Stellar U.S. Government Income Fund can write covered call and put options, but the Firstar U.S. Government Securities Fund may only write covered call options. The Stellar U.S. Government Income Fund may purchase options in an amount up to 5% of its total assets, while the Firstar U.S. Government Securities Fund may purchase options in an amount up to 10% of its net assets. Further, the aggregate value of securities subject to covered call options may not exceed 25% of the value of the Firstar U.S. Government Securities Fund's net assets, while no such restriction is imposed on the Stellar U.S. Government Income Fund.

4.  Stellar Insured Tax-Free Bond Fund and Firstar National Municipal Bond
    Fund.

  Investment Objectives:

    Stellar Insured Tax-Free Bond Fund: Seeks to provide current income exempt from federal income tax by primarily purchasing insured municipal bonds. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders.

    Firstar National Municipal Bond Fund: Seeks as high a level of current income exempt from regular federal income tax as is consistent with conservation of capital. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: Both the Stellar Insured Tax-Free Bond Fund and the Mercantile National Municipal Bond Portfolio will reorganize into the Firstar National Municipal Bond Fund. The Firstar National Municipal Bond Fund is a newly established fund created for the purposes of the Reorganization that has investment objectives, policies and restrictions that are substantially similar to those of the Mercantile National Municipal Bond Portfolio. The Stellar Insured Tax-Free Bond Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and not subject to the alternative minimum tax. Usually, at least 65% of the value of the fund's assets is invested in intermediate- to long-term investment grade municipal securities that are insured as to timely payment. These insured municipal securities, that meet the adviser's investment requirements, are either: (1) covered by an insurance policy applicable to a particular security, or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. When investing in municipal securities, the Stellar Insured Tax-Free Bond Fund's investment adviser looks for the following qualities in an investment: (i) rated investment grade (i.e., within the top four rating categories by an NRSRO); (ii) insured by a municipal bond insurance company which is rated in the top rating category by an NRSRO; (iii) guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; (iv) fully collateralized by an escrow of U.S. government securities; or (v) determined to be of comparable quality to an investment grade or better by the investment adviser if the security is unrated.

  The Firstar National Municipal Bond Fund will invest at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax, including general obligation securities, revenue securities and private activity bonds. Under normal conditions, the Fund's investments in private activity bonds, together with any investments in securities subject to the alternative minimum tax and taxable obligations, will not exceed 20% of its total assets. The Fund's average weighted maturity will generally be 10 years or less. No specific percentage of the Fund's assets is invested in municipal securities that are insured as to timely payment. The Fund may only invest in investment grade municipal securities. The Fund may invest 25% or more of its net assets in (i) municipal securities whose issuers are in the same state; (ii) municipal securities the interest on which is paid solely from revenue of similar projects and (iii) private activity bonds, though it does not presently intend to do so. On a temporary defensive basis, the Fund may hold without any limitation uninvested cash reserves and invest in taxable obligations.

  The Stellar Insured Tax-Free Bond Fund may invest in repurchase agreements, but the Firstar National Municipal Bond Fund may not. The Stellar Insured Tax-Free Bond Fund may invest up to 5% of its total net assets in options and futures contracts, while the Firstar National Municipal Bond Fund may not invest in options or futures contracts. The Firstar National Municipal Bond Fund may invest in tax-exempt derivatives including term option bonds, participations, beneficial interests in trusts and partnership interests, but expects to invest less than 5% of its total assets in such securities. Finally, while the Stellar Insured Tax-Free Bond Fund may invest up to 20% of its net assets in when-issued securities, forward commitments and delayed settlement transactions, the Firstar National Municipal Bond Fund expects that its commitments to purchase when-issued securities will not exceed 5% of its total net assets and expects that forward commitments and delayed settlement transactions will not exceed 25% of its net assets.

5.  Stellar Fund and Firstar Balanced Income Fund.

  Investment Objectives:

    Stellar Fund: Seeks to maximize total return derived from a combination of dividend income and capital appreciation. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders.

    Firstar Balanced Income Fund: Seeks to provide current income and the preservation of capital by investing in a balanced portfolio of dividend-paying equity and fixed-income securities. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: The Stellar Fund invests no more than 50% of its net assets in each of the following categories: domestic equity securities, domestic fixed-income securities (including mortgage and asset-backed securities), international securities (equity and fixed income), real estate securities (REITs) and short-term securities. For the Fund's domestic equity securities, the adviser chooses stocks that it believes to be undervalued compared to stocks contained in the S&P 500 Composite Stock Price Index. The companies in which the Fund invests may be small, medium or large in size. The Fund's fixed-income investments include short to long-term, investment grade domestic corporate debt obligations, obligations of the U.S. government, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. The Stellar Fund will only invest in bonds rated Baa or higher by Moody's Investors Service, Inc. or rated BBB or higher by S&P or Fitch IBCA, Inc.

  The Firstar Balanced Income Fund typically invests 50% of its assets in equity securities and 50% in fixed-income securities, although the actual percentage of assets invested in each will vary from time to time. It may invest no less than 20% and no more than 60% of its assets in equity securities, and it may invest no less than 40% of its assets in fixed-income securities. The Fund may also acquire bonds, notes, debentures and preferred stocks if they provide a current interest stream, and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics, such as rights and warrants to purchase equity securities. The Portfolio's equity securities consist mainly of common stock of domestic and foreign companies that the Adviser considers to be well managed and to have attractive fundamental financial characteristics, with market capitalizations of over $750 million. Except for convertible securities, the Fund will purchase only fixed-income securities rated investment grade by at least one rating agency or unrated obligations deemed by the Adviser to be comparable in quality.

  The Firstar Balanced Income Fund may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors. The Stellar Fund may not lend its securities.

  Both Funds may invest in short-term obligations on a when-issued or delayed delivery basis. The Firstar Balanced Income Fund does not expect such investments to exceed 25% of the value of its total assets, while the Stellar Fund does not intend to engage in such transactions to an extent that would cause more than 20% of its assets to be so committed. The Firstar Balanced Income Fund may purchase or sell futures contracts, or options thereon, while the Stellar Fund is not permitted to engage in futures transactions.

  Finally, while the Firstar Balanced Income Fund may borrow from banks and enter into reverse repurchase agreements in amounts up to 10% of its total assets, the Stellar Fund may invest up to 33 1/3% of its total assets in reverse repurchase agreements, but may not borrow from banks.

6.  Stellar Capital Appreciation Fund and Firstar MidCap Index Fund.

  Investment Objectives:

    Stellar Capital Appreciation Fund: Seeks to maximize capital appreciation. This investment objective is fundamental and may not be changed without approval of the Fund's shareholders.

    Firstar MidCap Index Fund: Seeks returns, before Fund expenses, comparable to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P MidCap 400 Index. This investment objective is not fundamental and may be changed by the Firstar Board of Directors without shareholder approval.

  Comment: The Stellar Capital Appreciation Fund invests at least 50% of the value of its total assets in equity securities of U.S. companies that have market capitalizations ranging from $200 million to $10 billion and whose shares are traded on the New York or American Stock Exchanges or traded on NASDAQ or over-the-counter. In selecting securities, the fund's investment adviser employs automated quantitative measurement techniques, and considers, among other things, a security's historical performance, price/earnings ratio, market capitalization and credit ranking based on the standards of NRSROs. To a lesser extent, the Fund may also invest a portion of its net assets in domestic debt securities, U.S. government securities, international securities, options and futures and money market instruments.

  The Firstar MidCap Index Fund attempts to replicate the performance of the S&P MidCap 400 Index ("400 Index") before Fund expenses. Under normal market conditions, the Fund will invest substantially all of its total assets in securities included in the 400 Index. At least 80% of the Fund's net assets will be invested in the common stocks of such companies at all times. The 400 Index consists of medium-size domestic companies with market capitalizations between $148 million and $13 billion. While index funds are traditionally less managed than equity or bond portfolios, the Firstar MidCap Index Fund's investment adviser uses capitalization weighting and sector managing techniques in an effort to keep the Fund's quarterly performance within (+/- )0.03% of the 400 Index under normal market conditions. In addition to the aforementioned policies, the Fund may also invest a portion of its net assets in futures contracts and options on futures contracts for hedging purposes, to have fuller exposure to price movements in stock or bond indices to increase total return or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs. In addition, the Fund may also purchase and sell futures and related options to maintain cash reserves while simulating full investment in the stocks underlying the 400 Index and to reduce transaction costs.

  There are several noteworthy differences in the investment policies of the two Funds. The Firstar MidCap Index Fund may invest up to 10% of its total assets in borrowings and reverse repurchase agreements. The Stellar Capital Appreciation may invest up to 33 1/3% of its total assets in reverse repurchase agreements. Unlike the Firstar MidCap Index Fund, the Stellar Capital Appreciation Fund may invest up to 10% of its total assets in the securities of foreign issuers. While both Funds may participate in securities lending, the Firstar MidCap Index Fund limits its portfolio lending to 30% of its assets, while the Stellar Capital Appreciation Fund may lend up to 33 1/3% of its total assets. Also, only the Stellar Capital Appreciation Fund may hold convertible securities and invest a percentage of its assets in warrants. Unlike the Firstar MidCap Index Fund, the Stellar Capital Appreciation Fund may invest up to 20% of its net assets in short-term obligations on a when-issued or delayed delivery basis.

  While both the Stellar Capital Appreciation Fund and Firstar MidCap Index Fund may invest up to 5% of their net assets in put and call options, the Firstar MidCap Index Fund's investments must be based solely on the investment strategies of the 400 Index. The Stellar Capital Appreciation Fund is not limited in this manner. In a similar fashion, both Funds may purchase and sell futures contracts to act as hedge against changes in the value of portfolio securities due to changes in interest rates and market conditions, but the Firstar MidCap Index Fund may also purchase and sell futures contracts to have more exposure to maintain cash reserves while simulating full investment in the stocks underlying the 400 Index, to keep its assets substantially exposed to the market (as represented by the 400 Index), and to reduce transaction costs. As with its investment in put and call options, the Firstar MidCap Index Fund must base its purchase of futures contracts and related options on the 400 Index.

  Investment Advisory Services. FIRMCO serves as investment adviser to the Firstar Funds and Stellar Funds and will continue to serve as investment adviser to the Firstar Funds upon consummation of the Reorganization.

  The following table shows the contractual investment advisory fees for each Stellar Fund and its Corresponding Firstar Fund. For the Stellar Funds, the table also shows the respective investment advisory fee rates paid to the investment adviser and sub-adviser after taking into account voluntary fee waivers. For the Firstar Funds, pro forma advisory fees are calculated based upon contractual advisory fees then reduced by expected waivers to achieve the desired expense ratio. The fees for the Stellar Funds are as of April 30, 2000. The fees for the Firstar Funds (both before and after waivers) represent the pro forma annualized advisory fees based upon fee arrangements that will be in place upon consummation of the Reorganization.

                                    Table V

                      Investment Advisory Fee Information

                                                                                           Advisory Fees
                                                                                           Before/After
                                                                                              Waivers
                                                                                            (Pro Forma
                          Advisory Fees                                                    After Giving
                          Before/After                                                     Effect to the
Stellar Fund                 Waivers    Corresponding Firstar Fund                        Reorganization)
------------              ------------- --------------------------                        ---------------
Stellar Treasury Fund                   Firstar U.S. Treasury Money Market Fund
 Advisory Fee...........   0.50%/0.50%  Advisory Fee.....................................   0.44%/0.44%
---------------------------------------------------------------------------------------------------------
Stellar Tax-Free Money
 Market Fund                            Firstar Tax-Exempt Money Market Fund
 Advisory Fee...........   0.55%/0.50%  Advisory Fee.....................................   0.50%/0.50%
---------------------------------------------------------------------------------------------------------
Stellar Ohio Tax-Free
 Money Market Fund                      Firstar Ohio Tax-Exempt Money Market Fund (shell)
 Advisory Fee...........   0.55%/0.35%  Advisory Fee.....................................   0.50%/0.34%
---------------------------------------------------------------------------------------------------------
Stellar Strategic Income
 Fund                                   Firstar Strategic Income Fund (shell)
 Advisory Fee...........   0.95%/0.95%  Advisory Fee.....................................   0.95%/0.91%
---------------------------------------------------------------------------------------------------------
Stellar U.S. Government
 Income Fund                            Firstar U.S. Government Securities Fund (shell)
 Advisory Fee...........   0.60%/0.60%  Advisory Fee.....................................   0.60%/0.50%
---------------------------------------------------------------------------------------------------------
Stellar Insured Tax-Free
 Bond Fund                              Firstar National Municipal Fund (shell)
 Advisory Fee...........   0.75%/0.55%  Advisory Fee.....................................   0.55%/0.55%
---------------------------------------------------------------------------------------------------------
Stellar Growth Equity
 Fund                                   Firstar Large Cap Growth Fund (shell)
 Advisory Fee...........   0.75%/0.75%  Advisory Fee.....................................   0.95%/0.91%
---------------------------------------------------------------------------------------------------------
Stellar Relative Value
 Fund                                   Firstar Relative Value Fund (shell)
 Advisory Fee...........   0.75%/0.75%  Advisory Fee.....................................   0.75%/0.75%
---------------------------------------------------------------------------------------------------------
Stellar Science &
 Technology Fund                        Firstar Science & Technology Fund (shell)
 Advisory Fee...........   0.90%/0.90%  Advisory Fee.....................................   1.05%/1.05%
---------------------------------------------------------------------------------------------------------
Stellar Fund                            Firstar Balanced Income Fund
 Advisory Fee...........   0.95%/0.95%  Advisory Fee.....................................   0.75%/0.64%
---------------------------------------------------------------------------------------------------------
Stellar Capital
 Appreciation Fund                      Firstar MidCap Index Fund
 Advisory Fee...........   0.95%/0.95%  Advisory Fee.....................................   0.25%/0.15%
---------------------------------------------------------------------------------------------------------
Stellar International
 Equity Fund                            Firstar Global Equity Fund (shell)
 Advisory Fee...........   0.75%/0.75%  Advisory Fee.....................................   0.75%/0.70%
---------------------------------------------------------------------------------------------------------

  In addition to the compensation stated above, FIRMCO is entitled to 4/10 of the gross income earned by each Firstar Fund on each loan of its portfolio securities, excluding capital gains or losses, if any. Pursuant to the current policy of the SEC, FIRMCO does not intend to receive compensation for such securities lending activity. FIRMCO may voluntarily waive advisory fees otherwise payable by the Firstar Funds.

  Other Service Providers for the Stellar Funds and the Firstar Funds.

  Listed below are the service providers used by Stellar and Firstar. Upon completion of the Reorganization, Firstar will continue to engage its existing service providers. In all cases, the types of services provided to the

Funds under these service arrangements are substantially similar.

                         Stellar                          Firstar
                         -------                          -------
Distributor............. Quasar Distributors, LLC         Quasar Distributors, LLC
Administrator........... Firstar Mutual Fund Services LLC Firstar Mutual Fund Services LLC
Transfer Agent.......... Firstar Mutual Fund Services LLC Firstar Mutual Fund Services LLC
Custodian............... Firstar Bank, N.A.               Firstar Bank, N.A.
Independent
 Accountants............ Arthur Andersen LLP              PricewaterhouseCoopers LLP

It is expected that prior to the Reorganization Arthur Andersen LLP will resign as Stellar's independent accountants and that management will recommend that the Board of Trustees of Stellar select PricewaterhouseCoopers LLP as Stellar's new independent accountants.

  Sales Loads, Distribution and Shareholder Servicing Arrangements for
Stellar.

  Class A Shares. Each Stellar Fund, other than the Stellar Treasury Fund, Stellar Tax-Free Money Market Fund and Stellar Ohio Tax-Free Money Market Fund, offers Class A Shares. Class A Shares of each Stellar Fund, other than the Stellar Treasury Fund, Stellar Tax-Free Money Market Fund and Stellar Ohio Tax-Free Money Market Fund, charge a front-end sales load at the time of purchase. The maximum front-end sales load charged for Class A Shares is 4.00% for bond funds, 5.50% for equity funds other than the International Equity Fund and 1.50% for the International Equity Fund. A chart showing the breakpoints for sales charges for Class A Shares is set forth below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Stellar Funds." Sales load reduction and waiver categories, which differ in certain respects from those applicable to Retail A Shares of the Corresponding Firstar Funds, are described below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Stellar Funds."

  Stellar has adopted a Distribution Plan for Class A Shares of the Stellar Funds. Stellar has also adopted a Shareholder Servicing Plan for Class A Shares of the Stellar Funds. Under these plans, Class A Shares pay distribution fees of up to an annual rate of 0.25% of the average daily net asset value of the shares to the Distributor and shareholder servicing fees of up to 0.25% of the average daily net asset value of the shares, to shareholder servicing organizations. Currently, Stellar limits the shareholder servicing fee to an annual rate of 0.16% of average daily net assets, but this waiver can be modified or terminated at any time. Payments to the Distributor are used to finance activities that promote the sale of the Funds' shares, such as advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The Shareholder Servicing Plan permits the payment of fees to Firstar Bank, N.A. and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances. These services may include, among other things, assisting customers in processing purchase, exchange and redemption requests, establishing and maintaining shareholder accounts and records, answering routine client inquiries and assisting clients in changing account designations.

  Class B Shares. Each Stellar Fund, other than the Stellar Treasury Fund, Stellar Tax-Free Money Market Fund, Stellar Ohio Tax-Free Money Market Fund and Stellar International Equity Fund, offers Class B Shares. Class B Shares are sold at net asset value without imposition of a front-end sales load at the time of purchase. However, there is a maximum 5% contingent deferred sales charge (CDSC) assessed on Class B Shares that are redeemed within one year of purchase, declining to 1% in the sixth year and eliminated thereafter. Retail B Shares of the Firstar Funds received in exchange for Class B Shares of the Stellar Funds will be subject to the CDSC. In all cases, former holders of Class B Shares of the Stellar Funds will be credited for the period from the original date of purchase of the Class B Shares for the purpose of determining the amount of CDSC, if any.

  Stellar has adopted a Distribution Plan pursuant to which Stellar's distributor is entitled to receive fees from (1) the Stellar Science & Technology Fund, Stellar Fund, Stellar Capital Appreciation Fund and Stellar Insured Tax-Free Bond Fund at the annual rate of up to 0.75% of the average aggregate net asset value of shares of the Funds held during the month, and
(2) the Class B Shares of the other Funds at the annual rate of up to 0.25% of the average aggregate net asset value of shares of the Funds held during the month. Payments to the Distributor are used to finance activities that promote the sale of the Funds' shares, such as advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.

  Stellar has adopted a Shareholder Servicing Plan for Class B Shares pursuant to which service organizations are entitled to receive fees from a Stellar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class B Shares. Currently, Stellar limits the shareholder servicing fee to an annual rate of 0.16% of the average daily net assets of a fund, but this waiver can be modified or terminated at any time. The Shareholder Servicing Plan permits the payment of fees to Firstar Bank, N.A. and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances. These services may include, among other things, assisting customers in processing purchase, exchange and redemption requests, establishing and monitoring shareholder accounts and records, answering routine client inquiries and assisting clients in changing account designations.

  Class C Shares. The Stellar Treasury Fund, Stellar Tax-Free Money Market Fund and Stellar Ohio Tax-Free Money Market Fund offer Class C Shares. Class C Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption. Class C Shares are regular retail shares and may be purchased by individuals or individual retirement accounts. With Class C Shares, no sales charge is paid when you invest.

  Stellar has adopted a Distribution Plan for Class C Shares pursuant to which Stellar's distributor is entitled to receive fees at the annual rate of up to 0.25% of the average aggregate net asset value of Class C Shares of the Fund held during the month. Currently, only the Stellar Treasury Fund pays distribution fees. Payments to the Distributor are used to finance activities that promote the sale of the Fund's shares, such as advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.

  Stellar has adopted a Shareholder Servicing Plan for Class C Shares pursuant to which service organizations are entitled to receive fees at an annual rate of up to 0.25% of the average daily net asset value of the Class C Shares. Currently, Stellar limits the shareholder servicing fee to an annual rate of 0.16% of the average daily net assets of a Fund, but this waiver can be modified or terminated at any time. The Shareholder Servicing Plan permits the payment of fees to Firstar Bank, N.A., and indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances. These services may include, among other things, assisting customers in processing purchase, exchange and redemption requests, establishing and monitoring shareholder accounts and records, answering routine client inquiries and assisting clients in changing account designations.

  Class Y Shares. The Stellar Treasury Fund, Stellar Growth Equity Fund, Stellar Relative Value Fund, Stellar Science & Technology Fund and Stellar Fund offer Class Y Shares. Class Y Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

  Stellar has adopted a Shareholder Servicing Plan pursuant to which service organizations are entitled to receive fees from a Stellar Fund at an annual rate of up to 0.25% of the average daily net asset value of the shares. Currently, Stellar limits the shareholder servicing fee to an annual rate of 0.16% of the average daily net assets of a Fund, but this waiver can be modified or terminated at any time. The Shareholder Servicing Plan permits the payment of fees to Firstar Bank, N.A. and indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances. These services may include, among other things, assisting customers in processing purchase, exchange and redemption requests, establishing and monitoring shareholder accounts and records, answering routine client inquiries and assisting clients in changing account designations.

  Sales Loads, Distribution and Shareholder Servicing Arrangements for
Firstar.

  Retail A Shares. Each Firstar Fund offers Retail A Shares. Retail A Shares of each Firstar Fund, except the Firstar Money Market Funds, charge a front-end sales load at the time of purchase. The maximum front-end sales load charged for each Firstar Fund's Retail A Shares is 5.50% for each balanced and stock fund and 4.00% for each bond fund. A chart showing the break points for sales charges for Retail A Shares is set forth below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Stellar Funds." Sales load reduction and waiver categories, which differ in certain respects from those applicable to Class A Shares of the corresponding Stellar Funds, are described below in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Stellar Funds."

  Firstar has adopted a Distribution and Service Plan for Retail A Shares of the Firstar Funds. Firstar also has adopted a Service Plan for Retail A Shares of the Firstar Funds. Under each of these Plans, service organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail A Shares covered by their respective agreements for distribution and/or shareholder support services, as the case may be. Fees under both Plans with respect to a particular Fund will not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Firstar Funds do not intend to pay distribution (12b-1) fees with respect to Retail A Shares during the current fiscal year. Shareholder support services provided under the Plans may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Retail A Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Retail B Shares. Each Firstar Fund, except the Firstar Money Market Funds, offers Retail B Shares. Retail B Shares are sold at net asset value without the imposition of a front-end sales load at the time of purchase. However, there is a maximum 5% CDSC assessed on Retail B Shares that are redeemed within one year of purchase, declining to 1% in the sixth year and eliminated thereafter. Retail B Shares of a Firstar Fund automatically convert to Retail A Shares of the same Fund six years after purchase. Retail B Shares of the Firstar Funds received in exchange for Class B Shares of the Stellar Funds will be subject to the CDSC. In all cases, former holders of Class B Shares of the Stellar Funds will be credited for the period from the original date of purchase of their Class B Shares for the purpose of determining the amount of the CDSC, if any.

  Firstar has adopted a Distribution and Service Plan for Retail B Shares pursuant to which (i) Firstar's distributor is entitled to receive fees from a Firstar Fund at an annual rate of up to 0.75% of the average daily net asset value of the Retail B Shares for distribution services with respect to the Retail B Shares, and (ii) service organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail B Shares covered by their agreements for shareholder liaison services. Shareholder liaison services may include responding to customers' inquiries and providing information on their investments, and other personal and account maintenance services within NASD Rules.

  Firstar has adopted a Service Plan for Retail B Shares pursuant to which service organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Retail B Shares covered by their agreements, for shareholder support services. Shareholder support services provided under the Plan may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Retail B Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Institutional Shares. Each Firstar Fund offers Institutional Shares. Institutional Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

  Firstar has adopted a Service Plan for Institutional Shares of the Firstar U.S. Treasury Money Market Fund, Firstar Tax-Exempt Money Market Fund and Firstar Ohio Tax-Exempt Money Market Fund pursuant to which service organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Institutional Shares covered by their agreements for shareholder support services. Shareholder support services may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Institutional Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Class Y Shares. Each Firstar Fund, except the Firstar Money Market Funds, offers Class Y Shares. Class Y Shares are offered at net asset value without the imposition of a front-end sales load at the time of purchase or a CDSC at the time of redemption.

  Firstar has adopted a Service Plan for Class Y Shares pursuant to which service organizations are entitled to receive fees from a Firstar Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class Y Shares covered by their agreements for shareholder support services. Shareholder support services may include assisting investors in processing purchase, exchange and redemption requests; processing dividend and distribution payments from a Firstar Fund; providing information periodically to customers showing their positions in Class Y Shares; providing sub-accounting services; and forwarding sales literature and advertising.

  Administration Agreements.

  Stellar has entered into an administration agreement (the "Stellar Administration Agreement") with FMFS, a subsidiary of Firstar Bank, N.A. Under the Stellar Administration Agreement, FMFS provides administrative personnel and services to the Funds. FMFS also provides services such as legal compliance and accounting services. FMFS is paid at an annual rate of 0.11% of the average daily net assets of each Fund.

  Firstar has entered into an Administration Agreement (the "Administration Agreement") with FMFS. Under the Administration Agreement, FMFS provides various administrative, accounting and corporate secretarial services to the Firstar Funds. FMFS is entitled to receive a fee for its administrative services, computed daily and payable monthly, at the annual rate of 0.125% of Firstar's first $2 billion of average aggregate daily net assets, plus 0.10% of Firstar's average aggregate daily net assets in excess of $2 billion.

  Shareholder Transactions and Services of the Firstar Funds and the Corresponding Stellar Funds.

  This section compares the shareholder transactions and services of the Firstar Funds and their corresponding Stellar Funds. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Stellar Funds and the Firstar Funds which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.

A.Sales Charges and Exemptions

  Class C and Class Y Shares of the Stellar Funds and Institutional and Class Y Shares of the Firstar Funds are offered at their net asset value per share with no front-end or contingent deferred sales charges.

  Class A Shares of the Stellar Funds and Retail A Shares of the Firstar non-money market funds are sold at the portfolio's net asset value per share, plus an applicable front-end sales charge. There is a maximum sales charge of 5.50% of the offering price per share on Class A Shares of the Stellar Equity Funds (except for the Stellar International Equity Fund which has a maximum sales charge of 1.50% of the offering price of Class A Shares) and Retail A Shares of the Firstar Equity Funds. There is a maximum sales charge of 4.00% of the offering price per share on Class A Shares of the Stellar Bond Funds and Retail A Shares of the Firstar Bond

Funds. Sales charges on Stellar's Equity and Bond Funds and Firstar's Equity and Bond Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:

                                                                                Shareholder
                                                                               Organization
                             Sales Charge as a       Sales Charge as a       Reallowance as a
                               Percentage of           Percentage of            Percentage
    Amount of                 Offering Price          Net Asset Value        of Offering Price
   Transaction            ----------------------- ----------------------- -----------------------
 taOffering Price         Equity Funds Bond Funds Equity Funds Bond Funds Equity Funds Bond Funds
-----------------         ------------ ---------- ------------ ---------- ------------ ----------
 Less than $50,000.......    5.50%       4.00%       5.82%       4.17%       5.00%       3.75%
 $50,000 To $99,999......    4.50%       3.50%       4.71%       3.63%       4.00%       3.25%
 $100,000 to $249,999....    3.50%       3.00%       3.63%       3.09%       3.00%       2.75%
 $250,000 to $499,999....    2.50%       2.50%       2.56%       2.56%       2.00%       2.25%
 $500,000 to $999,999....    2.00%       2.00%       2.04%       2.04%       1.50%       1.75%
 $1,000,000 and above....    0.50%       0.50%       0.50%       0.50%       0.40%       0.40%

  For the Stellar International Equity Fund:

                                                                            Dealer
                           Sales Charge as a     Sales Charge as a     Reallowance as a
                             Percentage of       Percentage of Net       Percentage of
   Amount of                Offering Price          Asset Value         Offering Price
  Transaction            --------------------- --------------------- ---------------------
  at Offering            Stellar International Stellar International Stellar International
     Price                    Equity Fund           Equity Fund           Equity Fund
  -----------            --------------------- --------------------- ---------------------
Less than $100,000......         1.50%                 1.52%                 1.34%
$100,000 to $249,999....         1.00%                 1.01%                 0.89%
$250,000 to $499,999....         0.75%                 0.76%                 0.67%
$500,000 and above......         0.50%                 0.50%                 0.45%

  The public offering price for Class B Shares of Stellar's Equity (the Stellar International Equity Fund does not offer Class B Shares) and Bond Funds and Retail B Shares of Firstar's Equity and Bond Funds is the net asset value of such shares purchased. Although investors pay no front-end sales charge on purchases of Stellar's and Firstar's Retail B Shares, such shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase. After six years, Stellar's Class B and Firstar's Retail B Shares will convert to Stellar Class A and Firstar Retail A Shares, respectively.

                                                           Contingent Deferred
                                                               Sales Charge
                                                          (as % of dollar amount
Number of Years Elapsed Since Purchase                    subject to the charge)
--------------------------------------                    ----------------------
Less than one............................................         5.00%
At least one but less than two...........................         4.00%
At least two but less than three.........................         3.00%
At least three but less than four........................         3.00%
At least four but less than five.........................         2.00%
At least five but less than six..........................         1.00%
At least six.............................................          None

1.Sales Charge Reduction--Stellar Class A and Firstar Retail A Shares

  The sales charge on purchases of Stellar Class A and Firstar Retail A Shares may be reduced through:

(a)Rights of Accumulation

  Stellar Class A Shares and Firstar Retail A Shares. In calculating the appropriate sales charge rate, the right allows investors to add the value of the Class A/Retail A Shares of the non-money market fund they already own, as well as the value of any existing Class A/Retail A Shares of any other Fund in the Firstar family of funds, to the amount they are currently purchasing.

(b)Letter of Intent

  (i)Stellar Class A Shares

    If an investor intends to purchase at least $100,000 of Class A Shares over 13 months, the investor may sign a letter of intent to reduce the sales charge. A letter of intent includes a provision allowing Stellar to adjust the sales charge depending on the amount the investor actually purchases within the 13-month period. It also allows the custodian to hold the maximum sales charge in shares in escrow until the purchases are completed.

  (ii)Firstar Retail A Shares

    An investor can purchase Retail A Shares of any Firstar non-money market fund or A Shares of any fund in the Firstar family of funds that charges a sales load over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at once. The investor may obtain the reduced sales charge by means of a written letter of intent which expresses a non-binding commitment to invest in the aggregate $100,000 or more in Firstar non-money market Fund Retail A Shares or A Shares of any Firstar family of funds. The transfer agent will hold in escrow shares equal to 5% of the amount indicated in the letter of intent for payment of a higher sales charge if an Investor does not purchase the full amount indicated in the letter of intent.

(c)Quantity Discounts

  (i)Stellar Class A Shares

    As the dollar amount of an investor's purchase increases, the sales charge may decrease (see the table above).

  (ii)Firstar Retail A Shares

    As the dollar amount of an investor's purchase increases, their sales charge may decrease (see the table above). For purposes of applying the Rights of Accumulation and Letter of Intent privileges, the sales charge schedule applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account, or the aggregate investments of a trustee or other fiduciary or IRA for the benefits of the persons listed below (See "Waivers--Stellar Class A Shares and Firstar Retail A Shares").

(d)Reinvestment Privilege

  (i)Stellar Class A Shares

    If Class A Shares of any of the Stellar Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge so long as investor notifies the transfer agent or shareholder organization at the time of the request. Investors should inform Stellar, in writing, that they are reinvesting so that they will not be overcharged.

  (ii)Firstar Retail A Shares

    If an investor sells shares of a Firstar Fund or of any fund in the Firstar family of funds, the investor may reinvest some or all of the proceeds in the Retail A Shares of any Firstar Fund within 60 days without a sales charge, as long as the investor notifies the transfer agent or shareholder organization at the time of the investor's reinvestment.

2.Waivers--Stellar Class A and Firstar Retail A Shares.

    No sales charge may be assessed on purchases of Stellar Class A and Firstar Retail A Shares made by:

                   Stellar                                  Firstar
                   -------                                  -------
   (1)  employees and retired employees of  (1)  an employee, director, retiree or
        Firstar Bank or its affiliates and       registered representative of
        members of their families                Firstar Corporation or its
        (including parents, grandparents,        affiliates or of Firstar Funds,
        siblings, spouses, children, and         Inc. or a spouse, parent, in-law,
        in-laws) of such employees or            sibling or child of such an
        retired employees;                       individual;

   (2)  Firstar trust customers of Firstar  (2)  an investor that purchases through
        Corporation and its subsidiaries;        certain broker-dealers who have
        and                                      agreed to provide certain services
                                                 with respect to shares of the
                                                 Firstar Funds, including Charles
                                                 Schwab Mutual Fund Marketplace(R).

                   Stellar                                  Firstar
                   -------                                  -------

   (3) non-trust customers of financial     (3)  an investor that takes part in an
    advisers.                                    employer-sponsored qualified
                                                 retirement plan administered by
                                                 Firstar with assets of less than
                                                 $1 million at the time Firstar
                                                 begins plan administration,
                                                 provided such administration
                                                 commenced on or after June 18,
                                                 1999;

                                            (4)  any purchases for an investor's
                                                 medical savings account for which
                                                 Firstar Corporation or an
                                                 affiliate serves in a custodial
                                                 capacity; and

                                            (5)  purchases through certain external
                                                 organizations that have entered
                                                 into a service agreement with
                                                 Firstar or its affiliates.

3.Waivers--Stellar Class B and Firstar Retail B Shares

    When Stellar Class B Shares and Firstar Retail B Shares are redeemed, shares that are not subject to a contingent deferred sales charge are redeemed first, followed by the shares that have been held the longest. A contingent deferred sales charge will not be assessed on either Stellar Class B Shares or Firstar Retail B Shares purchased through reinvestment of dividends or capital gains distributions. Contingent deferred sales charges for Stellar Class B Shares and Firstar Retail B Shares are also waived for the following reasons:

                   Stellar                                  Firstar
                   -------                                  -------
   (1)  employees or retired employees of   (1)  certain exchanges of Firstar
        Firstar Bank or its affiliates and       shares described below;
        members of their families
        (including parents, grandparents,
        siblings, spouses, children, and
        in-laws) of such employees or
        retired employees;

   (2)  Firstar trust customers of Firstar  (2)  the redemption is in connection
        Corporation and its subsidiaries;        with shares sold for certain
                                                 retirement distributions or
                                                 because of disability or death;

   (3)  non-trust customers of financial    (3)  the redemption is effected
        advisers;                                pursuant to Firstar's right to
                                                 liquidate a shareholder's account
                                                 if the aggregate net asset value
                                                 of Retail B Shares held in the
                                                 account is less than Firstar's
                                                 minimum account balance;

   (4)  redemptions made following death    (4)  the redemption results from
        or disability (as defined by the         certain tax-free returns from IRAs
        IRS);                                    of excess contributions;

   (5)  redemptions made as minimum         (5)  Redemptions made pursuant to the
        required distributions under an          systematic withdrawal plan
        IRA or other retirement plan to a        (discussed below);
        shareholder who is 70 1/2 years
        old or older; and

   (6)  involuntary redemptions made in     (6)  the redemption is in connection
        shareholder accounts that do not         with the combination of a Firstar
        have the required minimum balance.       Fund with any other investment
                                                 company registered under the 1940
                                                 Act by merger, acquisition of
                                                 assets, or by any other
                                                 transaction; and

                   Stellar                                  Firstar
                   -------                                  -------

                                            (7)  the redemption is in connection
                                                 with required (or in some cases,
                                                 discretionary) distributions to
                                                 participants or beneficiaries of
                                                 an employee pension, profit
                                                 sharing or other trust or
                                                 qualified retirement or Keogh
                                                 plan, individual retirement
                                                 account or custodial account
                                                 maintained pursuant to Section
                                                 403(b)(7) of the Internal Revenue
                                                 Code due to death, disability or
                                                 the attainment of a specified age.

B.Purchase Policies

  The following chart compares the existing purchase policies of the Stellar Funds and the Firstar Funds.

                       Class A, B and C Shares    Retail A and Retail B Shares
                        of the Stellar Funds          of the Firstar Funds
                       -----------------------    ----------------------------
Minimum Initial     $1,000 for individuals; $500  $1,000 (waived if you
 Investment         for Education IRA customers;  participate in the Periodic
                    $25 for Firstar Bank          Investment Plan)
                    employees and members of
                    their immediate family, and
                    persons contributing to
                    Simple IRAs; and, for Class
                    A and B shares of the
                    Stellar Bond Funds, $1,000
                    for trust or institutional
                    customers of Firstar Bank
                    ($1,000 may be determined by
                    combining the amount in all
                    mutual fund accounts
                    maintained with Firstar
                    Bank)

                           Class Y Shares            Institutional Shares of
                        of the Stellar Funds            the Firstar Funds
                        --------------------         -----------------------
                    $1,000 for trust or           No
                    institutional customers of
                    Firstar Bank ($1,000 may be
                    determined by combining the
                    amount in all mutual fund
                    accounts the investor
                    maintains with Firstar Bank)

                                                  Retail A and Retail B Shares
                       Class A, B and C Shares                 of
                        of the Stellar Funds            the Firstar Funds
                       -----------------------    ----------------------------
Minimum Subsequent  None, except $25 if investor  $50
 Investments        participates in Automatic
                    Investment Plan

                          Class Y Shares of          Institutional Shares of
                          the Stellar Funds             the Firstar Funds
                          -----------------          -----------------------
                    None, except $25 if investor  None
                    participates in Automatic
                    Investment Plan

                                                Retail A and Retail B Shares
                   Class A, B and C Shares of                of
                        the Stellar Funds             the Firstar Funds
                   --------------------------   ----------------------------
Purchase Methods  By telephone (Firstar Bank    Through a shareholder
                  customers only); by mail; by  organization; by mail;
                  wire; through the Automatic   automatically through the
                  Investment Plan; through      Periodic Investment Plan and
                  shareholder service           ConvertiFund account; by
                  organizations; by exchange    wire; and by Internet
                                                (except for initial
                                                purchases)

                        Class Y Shares of          Institutional Shares of
                        the Stellar Funds             the Firstar Funds
                        -----------------          -----------------------
                  By telephone (Firstar Bank    Purchases are effected
                  customers only); by mail; by  pursuant to a customer's
                  wire; automatic investment;   account at Firstar Bank,
                  through shareholder service   N.A. Trust Department, or at
                  organizations; by exchange    another chosen institution
                                                or broker-dealer pursuant to
                                                procedures established in
                                                connection with the
                                                requirements of the account.
                                                Institutions and broker-
                                                dealers purchasing shares on
                                                behalf of their customers
                                                may do so by mail or by wire

C.Redemption Procedures

                                                        Retail A and Retail B Shares
                           Class A, B and C Shares of                of
                                the Stellar Funds             the Firstar Funds
                           --------------------------   ----------------------------
Through an authorized     Yes                           Yes
 selling or servicing
 agent, or through a
 shareholder
 organization

By mail                   Yes                           Yes (a signature guarantee
                                                        may be required)

By telephone              Yes                           Yes (minimum $500);

By wire                   Yes                           No

By systematic withdrawal  Yes (minimum of $25 per pay   Yes ($5,000 account minimum
 plan                     period)                       and $50 minimum per
                                                        transaction)

By Internet               No                            Yes (maximum redemption
                                                        amount for internet
                                                        redemptions is $25,000).

Checkwriting feature      No                            Yes for Retail A Shares
                                                        ($250 minimum and only for
                                                        the money market funds)

                                Class Y Shares of          Institutional Shares of
                                the Stellar Funds             the Firstar Funds
                                -----------------          -----------------------
Through an authorized     Yes                           Yes
 selling or servicing
 agent, or through a
 shareholder
 organization

By mail; telephone;       Yes                           Follow established
 wire; or by Internet                                   procedures of customer's
                                                        financial institution.

By systematic withdrawal  No                            No
 plan

Checkwriting feature      No                            Yes ($250 minimum and only
                                                        for money market funds)

  Each of the Stellar Funds may redeem Class A, B, Y and C Shares in a shareholder's account if the balance in such shareholder's account with the Fund drops below $1,000. If a shareholder's account falls below the minimum required investment as a result of selling or exchanging shares, the shareholder will be given 30 days to re-establish the minimum balance or the account will be closed.

  Firstar may redeem a shareholder's account in Retail A, Retail B, and Institutional Shares if the balance in such shareholder's account falls below $1,000 as a result of selling or exchanging shares. In such event, Firstar will provide shareholders with 60 days' written notice of such fact and an opportunity to raise the account balance prior to any redemption.

D.Share Exchanges

                                                       Retail A and Retail B Shares
                          Class A, B and C Shares of                of
                               the Stellar Funds             the Firstar Funds
                          --------------------------   ----------------------------
Through an Authorized
 Selling or Servicing
 Agent.................. Yes                           Yes

By mail................. Yes                           Yes

By telephone............ Yes                           Yes (privilege automatically
                                                       applies to all shareholders)

Through                  No                            Yes
 ConvertiFund(R)........

Minimum................. $1,000                        $1,000

                               Class Y Shares of          Institutional Shares of
                               the Stellar Funds             the Firstar Funds
                               -----------------          -----------------------
Through an Authorized
 Selling or Servicing
 Agent.................. No                            Yes

By mail/By telephone.... Yes                           Follow established
                                                       procedures of customer's
                                                       financial institution

Minimum................. $1,000                        $1,000

  More Information about Exchanging Shares

  Firstar Funds

  Generally, any share class of a Firstar Fund is exchangeable for the same share class of another Firstar Fund, provided a shareholder is eligible to purchase that share class or Fund. Listed below are permitted exchanges between different share classes of the Funds:

  . Retail B Shares of a non-money market fund may be exchanged for Retail A Shares of a money market fund (except Retail B Shares are not exchangeable for any shares of the Institutional Money Market Fund).

  . Y Shares of a non-money market fund are exchangeable for Institutional Shares of a money market fund.

  Unless a shareholder qualifies for a sales charge exemption, an initial sales charge will be imposed on the exchange if the shares of the Fund being acquired have an initial sales charge and the shares being redeemed were purchased without a sales charge. Retail B Shares acquired in an exchange and Money Market Fund Shares acquired in an exchange for Retail B Shares will be subject to a contingent deferred sales charge upon redemption in accordance with the Prospectus for such Retail B Shares. For purposes of computing the contingent deferred sales charge, the length of time of ownership will be measured from the date of the original purchase of Retail B Shares.

  Stellar Funds

  Shareholders can exchange shares between Stellar Funds within the same class. Shareholders also may exchange Class C Shares for Class A or Class B Shares. Exchanges from Class B to Class C and then to Class A are not permitted.

E.Pricing of Shares for each of the Stellar Funds and Firstar Funds

  The price per share (the offering price) will be the net asset value per share ("NAV") next determined after a Fund receives your purchase order plus, in the case of Firstar Retail A and Stellar Class A Shares, the applicable front-end sales charge.

  For processing purchase and redemption orders, the NAVs per share of the Stellar Funds and the Firstar Funds are calculated each business day at the following times:

    Time of
  Calculation            Stellar Funds                 Firstar Funds
  -----------            -------------                 -------------
9:00 a.m., CST   Tax-Free Money Market Fund
                 Ohio Tax-Free Money Market
                 Fund

---------------------------------------------------------------------------
9:00 a.m., CST                                 Ohio Tax-Exempt Money Market
  and                                          Fund
3:00 p.m., CST

---------------------------------------------------------------------------
11:30 a.m., CST                                Tax-Exempt Money Market Fund
   and
3:00 p.m., CST

---------------------------------------------------------------------------
1:00 p.m., CST   Treasury Fund                 U.S. Treasury Money Market
                                               Fund

---------------------------------------------------------------------------
3:00 p.m. CST    Equity and Bond Funds         Equity and Bond Funds
---------------------------------------------------------------------------

  NAV for Stellar's Equity and Bond Funds and Firstar's Equity and Bond Funds is determined on any day that the New York Stock Exchange (the "Exchange") is open for business. NAV for Stellar Money Market Funds and Firstar's Money Market Funds is determined on any day that both the Exchange and the Federal Reserve Banks' Fedline System is open.

  An Investor's order for the purchase of shares is priced at the next NAV calculated after the order is received. An investor's order for redemption of shares is priced at the next NAV calculated after the shares are properly tendered for redemption.

F.Dividends for each of the Stellar Funds and Firstar Funds are declared and paid as follows:

                               Dividend
Stellar Fund                 Declared/Paid
------------                 -------------
Treasury Fund..............       D/M
Tax-Free Money Market
 Fund......................       D/M
Ohio Tax-Free Money Market
 Fund......................       D/M
U.S. Government Income
 Fund......................       D/M
Insured Tax-Free Bond
 Fund......................       M/M
Strategic Income Fund......       D/M
Relative Value Fund........       Q/Q
Stellar Fund...............       Q/Q
Growth Equity Fund.........       A/A
Science & Technology Fund..       A/A
Capital Appreciation Fund..       A/A
International Equity Fund..       A/A

                               Dividend
Firstar Fund                 Declared/Paid
------------                 -------------
U.S. Treasury Money Market
 Fund......................       D/M
Tax-Exempt Money Market
 Fund......................       D/M
Ohio Tax-Free Money Market
 Fund......................       D/M
U.S. Government Securities
 Fund......................       M/M
National Municipal Bond
 Fund......................       M/M
Strategic Income Fund......       M/M
Relative Value Fund........       A/A
Balanced Income Fund.......       Q/Q
Large Cap Growth Fund......       A/A
Science & Technology Fund..       A/A
Mid Cap Index Fund.........       A/A
Global Equity Fund.........       A/A

D/M = Daily/Monthly
M/M = Monthly/Monthly
Q/Q = Quarterly/Quarterly
A/A = Annually/Annually

  Each Stellar Fund and each Firstar Fund distributes its net capital gains to shareholders at least annually.

  Fees and Expenses.

  As discussed further below, certain Stellar shareholders will be reorganized into share classes with higher total fund operating expenses. More specifically, with respect to two out of the eight Stellar Funds in which holders of Class A Shares of such Stellar Fund will receive Retail A Shares of the Corresponding Firstar Fund and with respect to six out of the eight Stellar Funds in which holders of Class B Shares of such Stellar Fund will receive Retail B Shares of the Corresponding Firstar Fund, the Corresponding Firstar Fund will have total operating expense ratios with respect to such class (after fee waivers and/or expense reimbursements) that are higher than that of the corresponding class of the corresponding Stellar Fund. However, all Stellar Class A and Class B shareholders who will be receiving Institutional Shares of the Corresponding Firstar Fund in the Reorganization will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are lower after the Reorganization. In addition, with respect to four out of the eight Stellar Funds in which Stellar Class A shareholders will be receiving Retail A Shares of the Corresponding Firstar Fund and with respect to two out of the eight Stellar Funds in which Stellar Class B shareholders will be receiving Retail B Shares of the Corresponding Firstar Fund, the Corresponding Firstar Fund will have total operating expense ratios with respect to such class (after fee waivers and/or expense reimbursements) that are lower than that of the corresponding class of the corresponding Stellar Fund. Stellar Class A shareholders will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are the same after the Reorganization with respect to two out of the eight Stellar Funds in which Class A shareholders of such Stellar Fund will receive Retail A Shares of the Corresponding Firstar Fund.

  Specifically, Class A shareholders of the Stellar Strategic Income Fund and Insured Tax-Free Bond Fund who will receive Retail A Shares in the Reorganization, and Class B shareholders of the Stellar Strategic Income Fund, U.S. Government Income Fund, Insured Tax-Free Bond Fund, Growth Equity Fund, Relative Value Fund and Science & Technology Fund who will receive Retail B Shares in the Reorganization, will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are higher after the Reorganization than what they had while invested in the relevant Stellar Fund prior to the Reorganization. Conversely, Class A shareholders of the Stellar U.S. Government Income Fund, Relative Value Fund, Stellar Fund and Capital Appreciation Fund who will receive Retail A Shares in the Reorganization, Class A shareholders of the Stellar U.S. Government Income Fund, Insured Tax-Free Bond Fund, Capital Appreciation Fund and International Equity Fund who will receive Institutional Shares in the Reorganization, Class B shareholders of the Stellar Capital Appreciation Fund and Stellar Fund who will receive Retail B Shares in the Reorganization, and Class B shareholders of the Stellar Strategic Income Fund, U.S. Government Income Fund, Insured Tax-Free Bond Fund and Capital Appreciation Fund who will receive Institutional Shares in the Reorganization, will each have total operating expense ratios (after fee waivers and/or expense reimbursements) that are lower after the Reorganization than what they had while invested in the relevant Stellar Fund prior to the Reorganization. Class A shareholders of the Stellar Growth Equity Fund and Stellar Science & Technology Fund who will receive Retail A Shares in the Reorganization, will have total operating expense ratios (after fee waivers and/or expense reimbursements) that are the same after the Reorganization as what they had while invested in the relevant Stellar Fund prior to the Reorganization.

  All Stellar Class C shareholders will have total operating expense ratios (after fee waivers) that are lower after the Reorganization. Stellar Class Y shareholders will have total operating expense ratios (after fee waivers) that are lower after the Reorganization with respect to three out of five Stellar Funds and the same with respect to the remaining two Stellar Funds. Specifically, Class Y shareholders of the Stellar Treasury Fund, Relative Value Fund and Stellar Fund will have lower total operating expense ratios (after fee waivers) after the Reorganization than what they had while invested in the relevant Stellar Fund prior to the Reorganization, and Class Y shareholders of the Stellar Growth Equity Fund and Stellar Science & Technology Fund will have the same total operating expense ratios (after fee waivers) after the Reorganization as what they had while invested in the relevant Stellar Fund prior to the Reorganization.

  The following tables (a) compare the fees and expenses as of April 30, 2000, for the Stellar Funds and their Corresponding Firstar Funds and (b) show the estimated fees and expenses for the Corresponding Firstar Funds on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

  The Firstar Ohio Tax-Free Money Market Fund, Firstar U.S. Government Securities Fund, Firstar National Municipal Bond Fund, Firstar Strategic Income Fund, Firstar Large Cap Growth Fund, Firstar Relative Value Fund, Firstar Science & Technology Fund and Firstar Global Equity Fund are new investment portfolios with nominal assets and liabilities that will commence operations upon completion of the Reorganization.

  FIRMCO has committed to waiving/reimbursing fees as needed to ensure that total operating expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

 MERCANTILE TREASURY MONEY MARKET PORTFOLIO--TRUST SHARES, TRUST II SHARES AND
                             INSTITUTIONAL SHARES+

                    STELLAR TREASURY FUND--CLASS Y SHARES+

      FIRSTAR U.S. TREASURY MONEY MARKET FUND--INSTITUTIONAL SHARES(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Treasury Fund is as follows:

   Class Y Shares--decrease 0.05%

                                                                                     Firstar
                                         Mercantile                      Stellar  U.S. Treasury
                                   Treasury Money Market                 Treasury Money Market  Combined Fund
                                         Portfolio*                        Fund       Fund        Pro Forma
                          ---------------------------------------------- -------- ------------- -------------
                          Investor A  Trust     Trust II   Institutional Class Y  Institutional Institutional
                            Shares    Shares     Shares       Shares      Shares     Shares        Shares
                          ----------  ------    --------   ------------- -------- ------------- -------------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     None      None       None         None        None         ++          None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None      None       None         None        None         ++          None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None      None       None         None        None         ++          None
Redemption Fees.........     None      None       None         None        None         ++          None(2)
Exchange Fee............     None      None       None         None        None         ++          None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............     0.40%(3)  0.40%(3)   0.40%(3)     0.40%(3)    0.50%        ++          0.44%
Distribution and Service
 (12b-1) Fees...........     0.25%     None       None         None        None         ++          None
Other Expenses (before
 waivers)(4)............     0.31%(5)  0.56%      0.31%        0.56%       0.43%        ++          0.39%
                             ----      ----       ----         ----        ----                     ----
 Total Fund Operating
  Expenses (before
  waivers)(5)...........     0.96%     0.96%      0.71%        0.96%       0.93%        ++          0.83%
                             ====      ====       ====         ====        ====                     ====

--------
 + In the Reorganization, holders of each class of shares of the Mercantile
   Treasury Money Market Portfolio, and holders of Class Y Shares of the Stellar Treasury Fund, will each receive Institutional Shares of the Firstar U.S. Treasury Money Market Fund.
 * The Mercantile Treasury Money Market Portfolio is expected to reorganize into the Firstar U.S. Treasury Money Market Fund contemporaneously with the Reorganization. The reorganization of the Stellar Treasury Fund into the Firstar U.S. Treasury Money Market Fund and the reorganization of the Mercantile Treasury Money Market Portfolio into the Firstar U.S. Treasury Money Market Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Mercantile Treasury Money Market Portfolio to reorganize into the Firstar U.S. Treasury Money Market Fund as expected will not affect the Reorganization of the Stellar Treasury Fund into the Firstar U.S. Treasury Money Market Fund and will have no material affect on the above expense estimates.
 ++Institutional Shares will not be issued until the Reorganization is effective.
(1) It is expected that the Firstar U.S. Treasury Money Market Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Stellar Treasury Fund.
(2) A fee of $15.00 is charged for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be:

   Mercantile Treasury Money Market Portfolio....... 0.35%

(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                              Investor A Trust  Trust II Institutional Class Y
                                Shares   Shares  Shares     Shares     Shares
                              ---------- ------ -------- ------------- -------
   Mercantile Treasury Money
    Market Portfolio........     0.21%    0.46%   0.21%      0.46%       --
   Stellar Treasury Fund....      --       --      --         --        0.34%
   Combined Fund Pro Forma..      --       --      --        0.35%       --

(5) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                              Investor A Trust  Trust II Institutional Class Y
                                Shares   Shares  Shares     Shares     Shares
                              ---------- ------ -------- ------------- -------
   Mercantile Treasury Money
    Market Portfolio........     0.81%    0.81%   0.56%      0.81%       --
   Stellar Treasury Fund....      --       --      --         --        0.84%
   Combined Fund Pro Forma..      --       --      --        0.79%       --

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                                              Firstar
                                                                  Stellar  U.S. Treasury
                                        Mercantile                Treasury Money Market  Combined Fund
                             Treasury Money Market Portfolio*       Fund       Fund        Pro Forma
                         ---------------------------------------- -------- ------------- -------------
                         Investor A Trust  Trust II Institutional Class Y  Institutional Institutional
                           Shares   Shares  Shares     Shares      Shares     Shares        Shares
                         ---------- ------ -------- ------------- -------- ------------- -------------
1 year..................   $   98   $   98   $ 73      $   98      $   95       N/A         $   85
3 years.................   $  306   $  306   $227      $  306      $  296       N/A         $  265
5 years.................   $  531   $  531   $395      $  531      $  515       N/A         $  460
10 years................   $1,178   $1,178   $883      $1,178      $1,143       N/A         $1,025

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    STELLAR TREASURY FUND--CLASS C SHARES+

         FIRSTAR U.S. TREASURY MONEY MARKET FUND--RETAIL A SHARES(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Treasury Fund is as follows:

   Class C Shares--decrease 0.05%

                                                            Firstar
                                              Stellar    U.S. Treasury Combined
                                              Treasury   Money Market    Fund
                                                Fund         Fund      Pro Forma
                                              --------   ------------- ---------
                                              Class C      Retail A    Retail A
                                               Shares       Shares      Shares
                                              --------   ------------- ---------
Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases (as
 a percentage of offering price)............    None         None        None
Maximum Sales Load Imposed on Reinvested
 Dividends..................................    None         None        None
Maximum Deferred Sales Load (as a percentage
 of the offering price or sales price,
 whichever is less).........................    None         None        None
Redemption Fees.............................    None         None(2)     None(2)
Exchange Fee................................    None         None        None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)....
Management Fees (before waivers)............    0.50%        0.50%(3)    0.44%
Distribution and Service (12b-1) Fees
 (before waivers)...........................    0.25%(4)     0.25%(4)    0.25%(4)
Other Expenses (before waivers).............    0.43%(5)     0.24%       0.39%(5)
                                                ----         ----        ----
 Total Fund Operating Expenses
  (before waivers)(6).......................    1.18%        0.99%       1.08%
                                                ====         ====        ====

--------
 + In the Reorganization, holders of Class C Shares of the Stellar Treasury
   Fund, will receive Retail A Shares of the Firstar U.S. Treasury Money Market Fund.
 * The Mercantile Treasury Money Market Portfolio is expected to reorganize into the Firstar U.S. Treasury Money Market Fund contemporaneously with the Reorganization (see previous chart). The Reorganization of the Stellar Treasury Fund into the Firstar U.S. Treasury Money Market Fund and the reorganization of the Mercantile Treasury Money Market Portfolio into the Firstar U.S. Treasury Money Market Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Mercantile Treasury Money Market Portfolio to reorganize into the Firstar U.S. Treasury Money Market Fund as expected will not affect the Reorganization of the Stellar Treasury Fund into the Firstar U.S. Treasury Money Market Fund and will have no material affect on the above expense estimates.
(1) It is expected that the Firstar U.S. Treasury Money Market Fund will change its investment policies upon consummation of the Reorganization and that it will continue the operations of the Stellar Treasury Fund.
(2) A fee of $12.00 is charged for each wire redemption (Retail A Shares) and $15.00 for each non-systematic withdrawal from a retirement account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be:

   Firstar U.S. Treasury Money Market Fund.......... 0.49%

(4) Distribution and Service (12b-1) Fees (after waivers) would be:

   Stellar Treasury Fund............................ 0.15%
   Firstar U.S. Treasury Money Market Fund.......... 0.00%
   Combined Fund Pro Forma.......................... 0.15%

(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                                Class C Retail A
                                                                Shares   Shares
                                                                ------- --------
   Stellar Treasury Fund.......................................  0.34%     --
   Combined Fund Pro Forma.....................................   --      0.35%

(6) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                                Class C Retail A
                                                                Shares   Shares
                                                                ------- --------
   Stellar Treasury Fund.......................................  0.99%     --
   Firstar U.S. Treasury Money Market Fund.....................   --      0.73%
   Combined Fund Pro Forma.....................................   --      0.94%

  Example:*

  You would pay the following expenses on a $10,000 investment assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                            Firstar
                                                Stellar  U.S. Treasury Combined
                                                Treasury Money Market    Fund
                                                  Fund       Fund      Pro Forma
                                                -------- ------------- ---------
                                                Class C    Retail A    Retail A
                                                 Shares     Shares      Shares
                                                -------- ------------- ---------
1 year.........................................  $  120     $  101      $  110
3 years........................................  $  375     $  315      $  343
5 years........................................  $  649     $  547      $  595
10 years.......................................  $1,432     $1,213      $1,317

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                 MERCANTILE TAX-EXEMPT MONEY MARKET PORTFOLIO+

                      STELLAR TAX-FREE MONEY MARKET FUND+

                     FIRSTAR TAX-EXEMPT MONEY MARKET FUND

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Tax-Free Money Market Fund is as follows:

Class C Shares--decrease 0.12%

                                  Mercantile                 Stellar           Firstar
                                  Tax-Exempt                 Tax-Free         Tax-Exempt                Combined
                                 Money Market              Money Market      Money Market                 Fund
                                  Portfolio*                   Fund              Fund                  Pro Forma
                          -------------------------------  ------------ ----------------------   ----------------------
                          Trust     Trust II   Investor A    Class C    Institutional Retail A   Institutional Retail A
                          Shares     Shares      Shares       Shares       Shares      Shares       Shares      Shares
                          ------    --------   ----------  ------------ ------------- --------   ------------- --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None       None        None         None          ++         None         None        None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None        None         None          ++         None         None        None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None       None        None         None          ++         None         None        None
Redemption Fees.........   None       None        None         None          ++         None(1)      None        None(1)
Exchange Fee............   None       None        None         None          ++         None         None        None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)....
Management Fees (before
 waivers)...............   0.40%(2)   0.40%(2)    0.40%(2)     0.55%(2)      ++         0.50%        0.50%       0.50%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None       None        0.25%        0.25%(3)      ++         0.25%(3)     None        0.25%(3)
Other Expenses (before
 waivers)...............   0.44%      0.19%       0.19%        0.50%(4)      ++         0.47%(4)     0.43%(4)    0.43%(4)
                           ----       ----        ----         ----                     ----         ----        ----
 Total Fund Operating
  Expenses (before
  waivers)(5)...........   0.84%      0.59%       0.84%        1.30%         ++         1.22%        0.93%       1.18%
                           ====       ====        ====         ====                     ====         ====        ====

--------
 + In the Reorganization, holders of Trust Shares and Trust II Shares of the
   Mercantile Tax-Exempt Money Market Portfolio will each receive Institutional Shares of the Firstar Tax-Exempt Money Market Fund; and holders of Investor A Shares of the Mercantile Tax-Exempt Money Market Portfolio, and holders of Class C Shares of the Stellar Tax-Free Money Market Fund who purchased their shares through an investment management trust, custody or other agency relationship with Firstar Bank, N.A. will receive Institutional Shares of the Firstar Tax Exempt Money Market Fund. All other holders of Class C Shares of the Stellar Tax Free Money Market Fund will receive Retail A Shares of the Firstar Tax-Exempt Money Market Fund.
 * The Mercantile Tax-Exempt Money Market Portfolio is expected to reorganize into the Firstar Tax-Exempt Money Market Fund contemporaneously with the Reorganization. The Reorganization of the Stellar Tax-Free Money Market Fund into the Firstar Tax-Exempt Money Market Fund and the reorganization of the Mercantile Tax-Exempt Money Market Portfolio into the Firstar Tax-Exempt Money Market Fund will occur only if the shareholders of the appropriate Funds approve each transaction. The failure of the Mercantile Tax-Exempt Money Market Portfolio to reorganize into the Firstar Tax-Exempt Money Market Fund as expected will not affect the Reorganization of the Stellar Tax-Free Money Market Fund into the Firstar Tax-Exempt Money Market Fund and will have no material affect on the above expense estimates.
 ++Institutional Shares will not be issued until the Reorganization is effective.
(1) A fee of $12.00 is charged for each wire redemption.
(2) Management Fees (after waivers) would be:

   Mercantile Tax-Exempt Money Market Portfolio..... 0.35%
   Stellar Tax-Free Money Market Fund............... 0.50%

(3) Distribution and Service (12b-1) Fees (after waivers) would be:

   Stellar Tax-Free Money Market Fund............... 0.00%
   Firstar Tax-Exempt Money Market Fund............. 0.00%
   Combined Fund Pro Forma.......................... 0.00%

(4) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  Other Expenses (after waivers) would be:

                                                  Institutional Class C Retail A
                                                     Shares     Shares   Shares
                                                  ------------- ------- --------
   Stellar Tax-Free Money Market Fund............      --        0.41%     --
   Firstar Tax-Exempt Money Market Fund..........      --         --      0.22%
   Combined Fund Pro Forma.......................     0.29%       --      0.29%

(5) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                             Trust  Trust II Investor A Class C Institutional Retail A
                             Shares  Shares    Shares   Shares     Shares      Shares
                             ------ -------- ---------- ------- ------------- --------
   Mercantile Tax-Exempt
    Money Market
    Portfolio..............   0.79%   0.54%     0.79%     --         --          --
   Stellar Tax-Free Money
    Market Fund............    --      --        --      0.91%       --          --
   Firstar Tax-Exempt Money
    Market Fund............    --      --        --       --         --         0.72%
   Combined Fund Pro
    Forma..................    --      --        --       --        0.79%       0.79%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                 Mercantile           Stellar           Firstar
                                 Tax-Exempt           Tax-Free         Tax-Exempt              Combined
                                Money Market        Money Market      Money Market               Fund
                                 Portfolio              Fund              Fund                Pro Forma
                         -------------------------- ------------ ---------------------- ----------------------
                         Trust  Trust II Investor A   Class C    Institutional Retail A Institutional Retail A
                         Shares  Shares    Shares      Shares       Shares      Shares     Shares      Shares
                         ------ -------- ---------- ------------ ------------- -------- ------------- --------
 1 year................. $   86   $ 60     $   86      $  132         N/A       $  124     $   95      $  120
 3 years................ $  268   $189     $  268      $  412         N/A       $  387     $  296      $  375
 5 years................ $  466   $329     $  466      $  713         N/A       $  670     $  515      $  649
10 years................ $1,037   $738     $1,037      $1,568         N/A       $1,477     $1,143      $1,432

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                   STELLAR OHIO TAX-FREE MONEY MARKET FUND*

                FIRSTAR OHIO TAX-EXEMPT MONEY MARKET FUND(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Ohio Tax-Free Money Market Fund is as follows:

   Class C Shares--decrease 0.02%

                                          Stellar Ohio
                                            Tax-Free
                                          Money Market        Combined
                                              Fund         Fund Pro Forma
                                          ------------ ----------------------
                                            Class C    Institutional Retail A
                                             Shares       Shares      Shares
                                          ------------ ------------- --------
Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price).....     None         None        None
Maximum Sales Load Imposed on Reinvested
 Dividends...............................     None         None        None
Maximum Deferred Sales Load (as a
 Percentage of redemption proceeds)......     None         None        None
Redemption Fees..........................     None         None        None(2)
Exchange Fee.............................     None         None        None
Annual Fund Operating Expenses:
 (as a percentage of average net
 assets).................................
Management Fees (before waivers)(3)......     0.55%        0.50%       0.50%
Distribution and Service (12b-1) Fees
 (before waivers)........................     0.25%(4)     None        0.25%(4)
Other Expenses (before waivers) (5)......     0.55%        0.63%       0.63%
                                              ----         ----        ----
 Total Fund Operating Expenses (before
  waivers)(6)............................     1.35%        1.13%       1.38%
                                              ====         ====        ====

--------
 * In the Reorganization, holders of Class C Shares of the Stellar Ohio Tax-Free Money Market Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, NA., will receive Institutional Shares of the Firstar Ohio Tax-Exempt Money Market Fund. All other holders of Class C Shares of the Stellar Ohio Tax-Free Money Market Fund will receive Retail A Shares of the Firstar Ohio Tax-Exempt Money Market Fund.
(1) The Firstar Ohio Tax-Exempt Money Market Fund has not yet commenced operations. The Firstar Ohio Tax-Exempt Money Market Fund will continue the operations of the Stellar Ohio Tax-Free Money Market Fund upon consummation of the Reorganization relating to that Fund.
(2)  A fee of $12.00 is charged for each wire redemption.
(3)  Management Fees (after waivers) would be:

   Stellar Ohio Tax-Free Money Market Fund.......... 0.35%
   Combined Fund Pro Forma.......................... 0.34%

(4)  Distribution and Service (12b-1) Fees (after waivers) would be:

                                                                Class C Retail A
                                                                Shares   Shares
                                                                ------- --------
   Stellar Ohio Tax-Free Money Market Fund.....................  0.00%     --
   Combined Fund Pro Forma.....................................   --      0.00%

(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                Class C Institutional Retail A
                                                Shares     Shares      Shares
                                                ------- ------------- --------
   Stellar Ohio Tax-Free Money Market Fund.....  0.46%       --          --
   Combined Fund Pro Forma.....................   --        0.45%       0.45%

(6) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                Class C Institutional Retail A
                                                Shares     Shares      Shares
                                                ------- ------------- --------
   Stellar Ohio Tax-Free Money Market Fund.....  0.81%       --          --
   Combined Fund Pro Forma.....................   --        0.79%       0.79%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of each period shown, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                               Stellar
                                                 Ohio
                                               Tax-Free
                                             Money Market Combined Fund
                                                 Fund       Pro Forma
                                             ------------ -------------
                                               Class C    Institutional Retail A
                                                Shares       Shares      Shares
                                             ------------ ------------- --------
1 year......................................    $  137       $  115      $  140
3 years.....................................    $  428       $  359      $  437
5 years.....................................    $  739       $  622      $  755
10 years....................................    $1,624       $1,375      $1,657

--------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                        STELLAR STRATEGIC INCOME FUND*

                      FIRSTAR STRATEGIC INCOME FUND(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Strategic Income Fund is as follows:

    Class A Shares--increase 0.09%

    Class B Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--increase 0.34%

    Class B Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.16%

                              Stellar
                             Strategic                   Combined Fund
                            Income Fund                    Pro Forma
                          ------------------    ---------------------------------
                          Class A    Class B    Institutional Retail A   Retail B
                          Shares     Shares        Shares      Shares     Shares
                          -------    -------    ------------- --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   4.00%      None          None        4.00%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None          None        None       None
Maximum Deferred Sales
 Load (as a Percentage
 of redemption
 proceeds)..............   None       5.00%(2)      None        None       5.00%(2)
Redemption Fees.........   None       None          None(3)     None(3)    None(3)
Exchange Fee............   None       None          None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)....
Management Fees (before
 waivers)...............   0.95%      0.95%         0.95%(4)    0.95%(4)   0.95%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)(5)............   0.25%      0.25%         None        0.25%      0.75%
Other Expenses (before
 waivers)...............   0.50%(6)   0.50%(6)      0.29%       0.54%      0.54%
                           ----       ----          ----        ----       ----
Total Fund Operating
 Expenses
 (before waivers)(7)....   1.70%      1.70%         1.24%       1.74%      2.24%
                           ====       ====          ====        ====       ====

--------
 * In the Reorganization, holders of Class A Shares of the Stellar Strategic Income Fund will receive Retail A Shares of the Firstar Strategic Income Fund. In addition, holders of Class B Shares of the Stellar Strategic Income Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will receive Institutional Shares of the Firstar Strategic Income Fund. All other holders of Class B Shares of the Stellar Strategic Income Fund will receive Retail B Shares of the Firstar Strategic Income Fund.
(1) The Firstar Strategic Income Fund has not yet commenced operations. The Firstar Strategic Income Fund will continue the operations of the Stellar Strategic Income Fund upon consummation of the Reorganization relating to that Fund.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption (Retail A and Retail B Shares) and $15.00 for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.91% for the Combined Fund Pro Forma.

(5) Distribution and Service (12b-1) Fees (after waivers) are expected to be:

                                               Class A/Retail A Class B/Retail B
                                                    Shares           Shares
                                               ---------------- ----------------
   Stellar Strategic Income Fund..............       0.00%            0.00%
   Combined Fund Pro Forma....................       0.00%            0.25%

(6) "Other Expenses" are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
   Stellar Strategic Income Fund................................  0.41%   0.41%

(7) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                              Class A/Retail A Class B/Retail B Institutional
                                   Shares           Shares         Shares
                              ---------------- ---------------- -------------
   Stellar Strategic Income
    Fund.....................       1.36%            1.36%           --
   Combined Fund Pro Forma...       1.45%            1.70%          1.20%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of the period shown, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                    Stellar
                             Strategic Income Fund                 Combined Fund Pro Forma
                         ------------------------------ ---------------------------------------------
                         Class A        Class B         Institutional Retail A        Retail B
                         Shares          Shares            Shares      Shares          Shares
                         ------- ---------------------- ------------- -------- ----------------------
                                  Assuming  Assuming No                         Assuming  Assuming No
                                 Redemption Redemption                         Redemption Redemption
                                 ---------- -----------                        ---------- -----------
1 year.................. $  566    $  723     $  223       $  126      $  570    $  727     $  227
3 years................. $  914    $  988     $  688       $  393      $  926    $1,000     $  700
5 years................. $1,286    $1,380     $1,180       $  681      $1,306    $1,400     $1,200
10 years................ $2,328    $2,293     $2,293       $1,500      $2,370    $2,335     $2,335

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

       MERCANTILE U.S. GOVERNMENT SECURITIES PORTFOLIO--TRUST SHARES AND
                             INSTITUTIONAL SHARES+

    STELLAR U.S. GOVERNMENT INCOME FUND--CLASS A SHARES AND CLASS B SHARES+

       FIRSTAR U.S. GOVERNMENT SECURITIES FUND--INSTITUTIONAL SHARES AND
                              CLASS Y SHARES(/1/)

    As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar U.S. Government Income Fund is as follows:

    Class A Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease .01%

    Class A Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.-- decrease 0.26%

    Class B Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--increase 0.74%

    Class B Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.26%

                               Mercantile             Stellar
                            U.S. Government       U.S. Government             Combined
                               Securities             Income                    Fund
                               Portfolio*              Fund                   Pro Forma
                          ----------------------- ------------------    ---------------------
                          Trust     Institutional Class A    Class B    Institutional Class Y
                          Shares       Shares     Shares     Shares        Shares     Shares
                          ------    ------------- -------    -------    ------------- -------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None         None       4.00%      None          None       None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None         None       None       None          None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....   None         None       None       5.00%(2)      None       None
Redemption Fees.........   None         None       None       None          None(3)    None(3)
Exchange Fee............   None         None       None       None          None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)....
Management Fees (before
 waivers)...............   0.45%        0.45%      0.60%      0.60%         0.60%(4)   0.60%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None         None       0.25%(5)   0.25%(5)      None       None
Other Expenses (before
 waivers)...............   0.63%(6)     0.63%(6)   0.48%(6)   0.48%(6)      0.23%      0.48%
                           ----         ----       ----       ----          ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(7)...........   1.08%        1.08%      1.33%      1.33%         0.83%      1.08%
                           ====         ====       ====       ====          ====       ====

--------
 + In the Reorganization, holders of Trust Shares of the Mercantile U.S.
   Government Securities Portfolio, and holders of Class A Shares and Class B Shares of the Stellar U.S. Government Income Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A. will each receive Institutional Shares of the Firstar U.S. Government Securities Fund. All other holders of Class A Shares of the Stellar U.S. Government Income Fund will receive Retail A Shares of the Firstar U.S. Government Securities Fund, and all other holders of Class B Shares of the Stellar U.S. Government Income Fund will receive Retail B Shares of the Firstar U.S. Government Securities Fund. Holders of Institutional Shares of the Mercantile U.S. Government Securities Portfolio will receive Class Y Shares of the Firstar U.S. Government Securities Fund.
 * The Mercantile U.S. Government Securities Portfolio is expected to reorganize into the Firstar U.S. Government Securities Fund contemporaneously with the Reorganization. The Reorganization of the Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund and the reorganization of the Mercantile U.S. Government Securities Portfolio into the Firstar U.S. Government Securities Fund will only occur if the shareholders of the appropriate Funds approve each transaction. The failure of the Mercantile U.S. Government Securities Portfolio to reorganize into the Firstar U.S. Government Securities Fund as expected will not affect the Reorganization of the Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund and will have no material affect on the above expense estimates.
(1) The Firstar U.S. Government Securities Fund has not yet commenced operations. Upon consummation of the Reorganization, the Firstar U.S. Government Securities Fund will continue the operations of the Mercantile U.S. Government Securities Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares.
(3) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.50% for the Combined Fund Pro Forma.
(5) The Stellar U.S. Government Income Fund is waiving the 12b-1 fees for Class A Shares and Class B Shares for the current fiscal year.
(6) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  Other Expenses (after waivers) would be:

                                          Trust  Institutional Class A Class B
                                          Shares    Shares     Shares  Shares
                                          ------ ------------- ------- -------
   Mercantile U.S. Government Securities
    Portfolio...........................   0.23%     0.53%       --      --
   Stellar U.S. Government Income Fund..    --        --        0.39%   0.39%

(7) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                 Trust  Institutional Class A Class B Class Y
                                 Shares    Shares     Shares  Shares  Shares
                                 ------ ------------- ------- ------- -------
   Mercantile U.S. Government
    Securities Portfolio........  0.68%     0.98%       --      --      --
   Stellar U.S. Government
    Income Fund.................   --        --        0.99%   0.99%    --
   Combined Fund Pro Forma......   --       0.73%       --      --     0.98%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                              Mercantile                 Stellar
                           U.S. Government           U.S. Government             Combined Fund
                         Securities Portfolio          Income Fund                 Pro Forma
                         -------------------- ------------------------------ ---------------------
                         Trust  Institutional Class A        Class B         Institutional Class Y
                         Shares    Shares     Shares          Shares            Shares     Shares
                         ------ ------------- ------- ---------------------- ------------- -------
                                                       Assuming  Assuming No
                                                      Redemption Redemption
                                                      ---------- -----------
1 year.................. $  110    $  110     $  530    $  635     $  135       $   85     $  110
3 years................. $  343    $  343     $  805    $  721     $  421       $  265     $  343
5 years................. $  595    $  595     $1,110    $  929     $  729       $  460     $  595
10 years................ $1,317    $1,317     $1,937    $1,601     $1,601       $1,025     $1,317

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

    MERCANTILE U.S. GOVERNMENT SECURITIES PORTFOLIO--INVESTOR A SHARES AND
                              INVESTOR B SHARES+

    STELLAR U.S. GOVERNMENT INCOME FUND--CLASS A SHARES AND CLASS B SHARES+

     FIRSTAR U.S. GOVERNMENT SECURITIES FUND--RETAIL A SHARES AND RETAIL B
                                  SHARES(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar U.S. Government Income Fund is as follows:

    Class A Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease .01%
    Class A Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.26%
    Class B Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--increase 0.74%
    Class B Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.26%

                               Mercantile             Stellar
                             U.S. Government      U.S. Government       Combined Fund Pro
                          Securities Portfolio*     Income Fund               Forma
                          ----------------------  ------------------    -------------------
                          Investor A  Investor B  Class A    Class B    Retail A   Retail B
                            Shares      Shares    Shares     Shares      Shares     Shares
                          ----------  ----------  -------    -------    --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     4.00%       None      4.00%      None        4.00%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None      None       None        None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None        5.00%(2)  None       5.00%(2)    None       5.00%(2)
Redemption Fees.........     None        None      None       None        None(3)    None(3)
Exchange Fee............     None        None      None       None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)....
Management Fees (before
 waivers)...............     0.45%       0.45%     0.60%      0.60%       0.60%(4)   0.60%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%       1.00%     0.25%(5)   0.25%(5)    0.00%(6)   0.75%
Other Expenses (before
 waivers)...............     0.33%(7)    0.33%(7)  0.48%(7)   0.48%(7)    0.48%      0.48%
                             ----        ----      ----       ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(8)...........     1.08%       1.78%     1.33%      1.33%       1.08%      1.83%
                             ====        ====      ====       ====        ====       ====

--------
 + In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile U.S. Government Securities Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar U.S. Government Securities Fund. In addition, holders of Class A Shares and Class B Shares of Stellar U.S. Government Income Fund who did not purchase their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will receive Retail A Shares and Retail B Shares, respectively, of the Firstar U.S. Government Securities Fund.
 * The Mercantile U.S. Government Securities Portfolio is expected to reorganize into the Firstar U.S. Government Securities Fund contemporaneously with the Reorganization. The Reorganization of the Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund and the reorganization of the Mercantile U.S. Government Securities Portfolio into the Firstar U.S. Government Securities Fund will only occur if the shareholders of the appropriate Funds approve each transaction. The failure of the

   Mercantile U.S. Government Securities Portfolio to reorganize into the Firstar U.S. Government Securities Fund as expected will not affect the Reorganization of the Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund and will have no material affect on the above expense estimates.
(1) The Firstar U.S. Government Securities Fund has not yet commenced operations. Upon consummation of the Reorganization, the Firstar U.S. Government Securities Fund will continue the operations of the Mercantile U.S. Government Securities Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares, Stellar Class B Shares automatically convert to Class A Shares, and the Combined Fund Pro Forma Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.50% for the Combined Fund Pro Forma.
(5) The Stellar U.S. Government Income Fund is waiving the 12b-1 fees for Class A Shares and Class B Shares for the current fiscal year.
(6) The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not expect to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.
(7) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  Other Expenses (after waivers) would be:

                               Investor A Investor B     Class A          Class B
                                 Shares     Shares        Shares           Shares
                               ---------- ---------- ---------------- ----------------
   Mercantile U.S. Government
    Securities Portfolio.....     0.23%      0.23%          --               --
   Stellar U.S. Government
    Income Fund..............      --         --           0.39%            0.39%

(8) As a result of fee waivers and/or the expense reimbursements, Total Fund
    Operating Expenses are expected to be less than the amounts shown above.
    These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund
    Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001.
    These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                               Investor A Investor B Class A/Retail A Class B/Retail B
                                 Shares     Shares        Shares           Shares
                               ---------- ---------- ---------------- ----------------
   Mercantile U.S. Government
    Securities Portfolio.....     0.98%      1.68%          --               --
   Stellar U.S. Government
    Income Fund..............      --         --           0.99%            0.99%
   Combined Fund Pro Forma...      --         --           0.98%            1.73%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                   Mercantile                        Stellar
                           U.S. Government Securities            U.S. Government                  Combined Fund
                                    Portfolio                      Income Fund                      Pro Forma
                        --------------------------------- ------------------------------ -------------------------------
                        Investor A       Investor B       Class A        Class B         Retail A        Retail B
                          Shares           Shares         Shares          Shares          Shares          Shares
                        ---------- ---------------------- ------- ---------------------- -------- ----------------------
                                    Assuming  Assuming No          Assuming  Assuming No           Assuming  Assuming No
                                   Redemption Redemption          Redemption Redemption           Redemption Redemption
                                   ---------- -----------         ---------- -----------          ---------- -----------
1 year.................   $  506     $  681     $  181    $  530    $  635     $  135     $  506    $  686     $  186
3 years................   $  730     $  860     $  560    $  805    $  721     $  421     $  730    $  876     $  576
5 years................   $  972     $1,164     $  964    $1,100    $  929     $  729     $  972    $1,190     $  990
10 years...............   $1,664     $1,741     $1,741    $1,937    $1,601     $1,601     $1,664    $1,771     $1,771

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

          MERCANTILE NATIONAL MUNICIPAL BOND PORTFOLIO--TRUST SHARES+

    STELLAR INSURED TAX-FREE BOND FUND--CLASS A SHARES AND CLASS B SHARES+

        FIRSTAR NATIONAL MUNICIPAL BOND FUND--INSTITUTIONAL SHARES(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Insured Tax-Free Bond Fund is as follows:

    Class A Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--increase 0.08%
    Class A Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.17%
    Class B Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--increase 0.83%
    Class B Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.17%

                                   Mercantile       Stellar
                                    National        Insured
                                 Municipal Bond    Tax-Free           Combined Fund
                                   Portfolio*      Bond Fund            Pro Forma
                                 -------------- ------------------    -------------
                                     Trust      Class A    Class B    Institutional
                                     Shares     Shares     Shares        Shares
                                 -------------- -------    -------    -------------
Shareholder Transaction
 Expenses:
Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)...............       None       4.00%      None          None
Maximum Sales Load Imposed on
 Reinvested Dividends..........       None       None       None          None
Maximum Deferred Sales Load (as
 a percentage of the offering
 price or sales price,
 whichever is less)............       None       None       5.00%(2)      None
Redemption Fees................       None       None       None          None
Exchange Fee...................       None       None       None          None
Annual Fund Operating Expenses:
 (as a percentage of average
 net assets)...................
Management Fees (before
 waivers)......................       0.55%      0.75%(3)   0.75%(3)      0.55%
Distribution and Service (12b-
 1) Fees (before waivers)......       None       0.25%(4)   0.75%(4)      None
Other Expenses (before
 waivers)......................       0.61%(5)   0.47%(5)   0.47%(5)      0.21%
                                      ----       ----       ----          ----
 Total Fund Operating Expenses
  (before waivers).............       1.16%(6)   1.47%(6)   1.97%(6)      0.76%
                                      ====       ====       ====          ====

--------
 + In the Reorganization, holders of Trust Shares of the Mercantile National
   Municipal Bond Portfolio, and holders of Class A Shares and Class B Shares of the Stellar Insured Tax-Free Bond Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will each receive Institutional Shares of the Firstar National Municipal Bond Fund. All other holders of Class A Shares of the Stellar Insured Tax-Free Bond Fund will receive Retail A Shares of the Firstar National Municipal Bond Fund, and all other holders of Class B Shares of the Stellar Insured Tax-Free Bond Fund will receive Retail B Shares of the Firstar National Municipal Bond Fund.
 * The Mercantile National Municipal Bond Portfolio is expected to reorganize into the Firstar National Municipal Bond Fund in connection with the Reorganization. The Reorganization of the Stellar Insured Tax-Free Bond Fund into the Firstar National Municipal Bond Fund and the reorganization of the Mercantile National Municipal Bond Portfolio into the Firstar National Municipal Bond Fund will only occur if the shareholders of the appropriate Funds approve each transaction. The failure of the Mercantile National Municipal Bond Portfolio to reorganize into the Firstar National Municipal Bond Fund as expected will not affect the reorganization of the Stellar Insured Tax-Free Bond Fund into the Firstar National Municipal Bond Fund and will have no material affect on the above expense estimates.
(1) The Firstar National Municipal Bond Fund has not yet commenced operations. Upon consummation of the Reorganizations involving the Mercantile National Municipal Bond Portfolio and the Stellar Insured Tax-Free Bond Fund, the Firstar National Municipal Bond Fund will continue the operations of the Mercantile National Municipal Bond Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares.
(3) Management Fees (after waivers) would be 0.55% for the Stellar Insured Tax-Free Bond Fund.
(4) The Stellar Insured Tax-Free Bond Fund does not intend to pay 12b-1 fees with respect to the Class A Shares and Class B Shares for the current fiscal year.
(5) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  Other Expenses (after waivers) would be:

                                                          Trust  Class A Class B
                                                          Shares Shares  Shares
                                                          ------ ------- -------
   Mercantile National Municipal Bond Portfolio..........  0.21%   --      --
   Stellar Insured Tax-Free Bond Fund....................   --    0.38%   0.38%

(6) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                          Trust  Class A Class B
                                                          Shares Shares  Shares
                                                          ------ ------- -------
   Mercantile National Municipal Bond Portfolio.........   0.76%   --      --
   Stellar Insured Tax-Free Bond Fund...................    --    0.93%   0.93%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                  Mercantile
            National Municipal Bond            Stellar             Combined Fund
                   Portfolio          Insured Tax-Free Bond Fund     Pro Forma
           ------------------------ ------------------------------ -------------
                    Trust           Class A        Class B         Institutional
                    Shares          Shares          Shares            Shares
           ------------------------ ------- ---------------------- -------------
                                             Assuming  Assuming No
                                            Redemption Redemption
                                            ---------- -----------
1 year...           $  118          $  544    $  700     $  200        $ 78
3 years..           $  368          $  846    $  918     $  618        $243
5 years..           $  638          $1,171    $1,262     $1,062        $422
10
 years...           $1,409          $2,087    $2,049     $2,049        $942

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

MERCANTILE NATIONAL MUNICIPAL BOND PORTFOLIO--INVESTOR A SHARES AND INVESTOR B
                                    SHARES+

    STELLAR INSURED TAX-FREE BOND FUND--CLASS A SHARES AND CLASS B SHARES+

FIRSTAR NATIONAL MUNICIPAL BOND FUND--RETAIL A SHARES AND RETAIL B SHARES(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Insured Tax-Free Bond Fund is as follows:

    Class A Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--increase 0.08%
    Class A Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.17%
    Class B Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--increase 0.83%
    Class B Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.17%

                               Mercantile             Stellar
                           National Municipal      Insured Tax-         Combined Fund Pro
                             Bond Portfolio*      Free Bond Fund              Forma
                          ----------------------  ------------------    -------------------
                          Investor A  Investor B  Class A    Class B    Retail A   Retail B
                            Shares      Shares    Shares     Shares      Shares     Shares
                          ----------  ----------  -------    -------    --------   --------
Shareholder Transaction
 Expenses:
 Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........     4.00%       None      4.00%      None        4.00%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............     None        None      None       None        None       None
Maximum Deferred Sales
 Load (as a percentage
 of the offering price
 or sales price,
 whichever is less).....     None        5.00%(2)  None       5.00%(2)    None       5.00%(2)
Redemption Fees.........     None        None      None       None        None(3)    None(3)
Exchange Fee............     None        None      None       None        None       None
Annual Fund Operating
 Expenses: (as a
 percentage of average
 net assets) Management
 Fees (before waivers)..     0.55%       0.55%     0.75%(4)   0.75%(4)    0.55%      0.55%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............     0.30%(5)    1.00%     0.25%(5)   0.75%(5)    0.00%(6)   0.75%
Other Expenses (before
 waivers)...............     0.31%(7)    0.31%(7)  0.47%(7)   0.47%(7)    0.46%      0.46%
                             ----        ----      ----       ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............     1.16%(8)    1.86%(8)  1.47%(8)   1.97%(8)    1.01%      1.76%
                             ====        ====      ====       ====        ====       ====

--------
 + In the Reorganization, holders of Investor A Shares and Investor B Shares of the Mercantile National Municipal Bond Portfolio will receive Retail A Shares and Retail B Shares, respectively, of the Firstar National Municipal Bond Fund. In addition, holders of Class A Shares and Class B Shares of Stellar Insured Tax-Free Bond Fund who did not purchase their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will receive Retail A Shares and Retail B Shares, respectively, of the Firstar National Municipal Bond Fund.
 * The Mercantile National Municipal Bond Portfolio is expected to reorganize into the Firstar National Municipal Bond Fund contemporaneously with the Reorganization. The Reorganization of the Stellar Insured Tax-Free Bond Fund into the Firstar National Municipal Bond Fund and the reorganization of the Mercantile National Municipal Bond Portfolio into the Firstar National Municipal Bond Fund will only occur if the shareholders of the appropriate Funds approve each transaction. The failure of the Mercantile National Municipal Bond Portfolio to reorganize into the Firstar National Municipal Bond Fund as expected will not affect the Reorganization of the Stellar Insured Tax-Free Bond Fund into the Firstar National Municipal Bond Fund and will have no material affect on the above expense estimates.
(1) The Firstar National Municipal Bond Fund has not yet commenced operations. Upon consummation of the Reorganizations involving the Mercantile National Municipal Bond Portfolio and the Stellar Insured Tax-

   Free Bond Fund, the Firstar National Municipal Bond Fund will continue the operations of the Mercantile National Municipal Bond Portfolio.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Mercantile Investor B Shares automatically convert to Investor A Shares, Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption.
(4) Management Fees (after waivers) would be 0.55% for the Stellar Insured Tax-Free Bond Fund.
(5) Distribution and Service (12b-1) Fees (after waivers) would be:

                                                    Investor A Class A Class B
                                                      Shares   Shares  Shares
                                                    ---------- ------- -------
   Mercantile National Municipal Bond Portfolio....    0.20%     --      --
   Stellar Insured Tax-Free Bond Fund..............     --      0.00%   0.00%

(6) The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not expect to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.
(7) "Other Expenses" for the Funds are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  Other Expenses (after waivers) would be:

                                         Investor A Investor B Class A Class B
                                           Shares     Shares   Shares  Shares
                                         ---------- ---------- ------- -------
   Mercantile National Municipal Bond
    Portfolio..........................     0.21%      0.21%     --      --
   Stellar Insured Tax-Free Bond Fund..      --         --      0.38%   0.38%

(8) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                         Investor A Investor B Class A Class B
                                           Shares     Shares   Shares  Shares
                                         ---------- ---------- ------- -------
   Mercantile National Municipal Bond
    Portfolio..........................     0.96%      1.76%     --      --
   Stellar Insured Tax-Free Bond Fund..      --         --      0.93%   0.93%

  Example:*

  You would pay the following expenses on a $10,000 investment, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                    Mercantile
                             National Municipal Bond                 Stellar                    Combined Fund
                                    Portfolio              Insured Tax-Free Bond Fund             Pro Forma
                         -------------------------------- ----------------------------- ------------------------------
                         Investor A      Investor B       Class A        Class B        Retail A       Retail B
                           Shares          Shares         Shares         Shares          Shares         Shares
                         ---------- --------------------- ------- --------------------- -------- ---------------------
                                                Assuming                      Assuming                       Assuming
                                     Assuming      No              Assuming      No               Assuming      No
                                    Redemption Redemption         Redemption Redemption          Redemption Redemption
                                    ---------- ----------         ---------- ----------          ---------- ----------
1 year..................   $  513     $  689     $  189   $  544    $  700     $  200    $  499    $  679     $  179
3 years.................   $  754     $  885     $  585   $  846    $  918     $  618    $  709    $  854     $  554
5 years.................   $1,013     $1,206     $1,006   $1,171    $1,262     $1,062    $  936    $1,154     $  954
10 years................   $1,753     $1,829     $1,829   $2,087    $2,049     $2,049    $1,587    $1,693     $1,693

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                          STELLAR GROWTH EQUITY FUND*

                      FIRSTAR LARGE CAP GROWTH FUND(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Growth Equity Fund is as follows:

   Class Y Shares--remain the same
   Class A Shares--remain the same
   Class B Shares--increase 0.75%

                                  Stellar                           Combined Fund
                            Growth Equity Fund                        Pro Forma
                          -----------------------------    ---------------------------------
                          Class Y    Class A    Class B    Institutional Retail A   Retail B
                          Shares     Shares     Shares        Shares      Shares     Shares
                          -------    -------    -------    ------------- --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None       5.50%      None          None        5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None       None          None        None       None
Maximum Deferred Sales
 Load (as a percentage
 of redemption
 proceeds)..............   None       None       5.00%(2)      None        None       5.00%(2)
Redemption Fees.........   None       None       None          None(3)     None(3)    None(3)
Exchange Fee............   None       None       None          None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.75%      0.75%      0.75%         0.95%(4)    0.95%(4)   0.95%(4)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None       0.25%      0.25%         None        0.00%(5)   0.75%
Other Expenses (before
 waivers)...............   0.48%(6)   0.48%(6)   0.48%(6)      0.23%       0.48%      0.48%
                           ----       ----       ----          ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(7)...........   1.23%      1.48%      1.48%         1.18%       1.43%      2.18%
                           ====       ====       ====          ====        ====       ====

--------
 * In the Reorganization, holders of Class Y Shares of the Stellar Growth Equity Fund will receive Institutional Shares of the Firstar Large Cap Growth Fund, holders of Class A Shares of the Stellar Growth Equity Fund will receive Retail A Shares of the Firstar Large Cap Growth Fund, and holders of Class B Shares of the Stellar Growth Equity Fund will receive Retail B Shares of the Firstar Large Cap Growth Fund.
(1) The Firstar Large Cap Growth Fund has not yet commenced operations. The Firstar Large Cap Growth Fund will continue the operations of the Stellar Growth Equity Fund upon consummation of the Reorganization relating to that Fund.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption (Retail A and Retail B Shares) and $15.00 for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(4) Management Fees (after waivers) would be 0.91% for the Combined Fund Pro Forma.
(5) The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not expect to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.
(6) "Other Expenses" are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                         Class Y Class A Class B
                                                         Shares  Shares  Shares
                                                         ------- ------- -------
   Stellar Growth Equity Fund...........................  0.39%   0.39%   0.39%

(7) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                 Class A/ Class B/
                                         Class Y Retail A Retail B Institutional
                                         Shares   Shares   Shares     Shares
                                         ------- -------- -------- -------------
   Stellar Growth Equity Fund...........  1.14%    1.39%    1.39%       --
   Combined Fund Pro Forma..............   --      1.39%    2.14%      1.14%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of each period shown, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                               Stellar Growth Equity Fund                  Combined Fund Pro Forma
                         -------------------------------------- ---------------------------------------------
                         Class Y Class A                        Institutional Retail A
                         Shares  Shares      Class B Shares        Shares      Shares     Retail B Shares
                         ------- ------- ---------------------- ------------- -------- ----------------------
                                          Assuming  Assuming No                         Assuming  Assuming No
                                         Redemption Redemption                         Redemption Redemption
                                         ---------- -----------                        ---------- -----------
1 year.................. $  125  $  692    $  651     $  151       $  120      $  688    $  721     $  221
3 years................. $  390  $  992    $  768     $  468       $  375      $  978    $  982     $  682
5 years................. $  676  $1,313    $1,008     $  808       $  649      $1,289    $1,369     $1,169
10 years................ $1,489  $2,221    $1,768     $1,768       $1,432      $2,169    $2,149     $2,149

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                         STELLAR RELATIVE VALUE FUND*

                       FIRSTAR RELATIVE VALUE FUND(/1/)

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Relative Value Fund is as follows:

   Class Y Shares--decrease 0.16%
   Class A Shares--decrease 0.16%
   Class B Shares--increase 0.59%

                          Stellar Relative Value
                                   Fund                        Combined Fund Pro Forma
                          -----------------------------    ---------------------------------
                          Class Y    Class A    Class B    Institutional Retail A   Retail B
                          Shares     Shares     Shares        Shares      Shares     Shares
                          -------    -------    -------    ------------- --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None       5.50%      None          None        5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None       None          None        None       None
Maximum Deferred Sales
 Load (as a Percentage
 of redemption
 proceeds)..............   None       None       5.00%(2)      None        None       5.00%(2)
Redemption Fees.........   None       None       None          None(3)     None(3)    None(3)
Exchange Fee............   None       None       None          None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)....
Management Fees (before
 waivers)...............   0.75%      0.75%      0.75%         0.75%       0.75%      0.75%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None       0.25%      0.25%         None        0.00%(4)   0.75%
Other Expenses (before
 waivers)...............   0.47%(5)   0.47%(5)   0.47%(5)      0.22%       0.47%      0.47%
                           ----       ----       ----          ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............   1.22%(6)   1.47%(6)   1.47%(6)      0.97%       1.22%      1.97%
                           ====       ====       ====          ====        ====       ====

--------
* In the Reorganization, holders of Class Y Shares of the Stellar Relative Value Fund will receive Institutional Shares of the Firstar Relative Value Fund, holders of Class A Shares of the Stellar Relative Value Fund will receive Retail A Shares of the Firstar Relative Value Fund, and holders of Class B Shares of the Stellar Relative Value Fund will receive Retail B Shares of the Firstar Relative Value Fund.
(1) The Firstar Relative Value Fund has not yet commenced operations. The Firstar Relative Value Fund will continue the operations of the Stellar Relative Value Fund upon consummation of the Reorganization relating to that Fund.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption (Retail A and Retail B Shares) and $15.00 for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(4) The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not expect to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.
(5) "Other Expenses" are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                         Class Y Class A Class B
                                                         Shares  Shares  Shares
                                                         ------- ------- -------
   Stellar Relative Value Fund..........................  0.38%   0.38%   0.38%

(6) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                         Class Y Class A Class B
                                                         Shares  Shares  Shares
                                                         ------- ------- -------
   Stellar Relative Value Fund..........................  1.13%   1.38%   1.38%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of each period shown, assuming (1) 5% gross annual return and (2) the operating expenses remain the same as those shown in the above table:

                                        Stellar                                 Combined Fund
                                  Relative Value Fund                             Pro Forma
                         -------------------------------------- ---------------------------------------------
                         Class Y Class A        Class B         Institutional Retail A        Retail B
                         Shares  Shares          Shares            Shares      Shares          Shares
                         ------- ------- ---------------------- ------------- -------- ----------------------
                                          Assuming  Assuming No                         Assuming  Assuming No
                                         Redemption Redemption                         Redemption Redemption
                                         ---------- -----------                        ---------- -----------
1 year.................. $  124  $  691    $  650     $  150       $   99      $  667    $  700     $  200
3 years................. $  387  $  989    $  765     $  465       $  309      $  916    $  918     $  618
5 years................. $  670  $1,309    $1,003     $  803       $  536      $1,183    $1,262     $1,062
10 years................ $1,477  $2,211    $1,757     $1,757       $1,190      $1,946    $1,924     $1,924

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      STELLAR SCIENCE & TECHNOLOGY FUND*

                    FIRSTAR SCIENCE & TECHNOLOGY FUND(/1/)

  As discussed further below, the effect of the Reorganization on the total fund operating expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Science & Technology Fund is as follows:

   Class Y Shares--remain the same
   Class A Shares--remain the same
   Class B Shares--increase 0.25%

                             Stellar Science &
                              Technology Fund                  Combined Fund Pro Forma
                          -----------------------------    ---------------------------------
                          Class Y    Class A    Class B    Institutional Retail A   Retail B
                          Shares     Shares     Shares        Shares      Shares     Shares
                          -------    -------    -------    ------------- --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None       5.50%      None          None        5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None       None          None        None       None
Maximum Deferred Sales
 Load (as a Percentage
 of redemption
 proceeds)..............   None       None       5.00%(2)      None        None       5.00%(2)
Redemption Fees.........   None       None       None          None(3)     None(3)    None(3)
Exchange Fee............   None       None       None          None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............    0.90%     0.90%      0.90%         1.05%       1.05%      1.05%
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None       0.25%      0.75%         None        0.00%(4)   0.75%
Other Expenses (before
 waivers)...............    0.50%(5)  0.50%(5)   0.50%(5)      0.26%       0.51%      0.51%
                           ----       ----       ----          ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)..............    1.40%(6)  1.65%(6)   2.15%(6)      1.31%       1.56%      2.31%
                           ====       ====       ====          ====        ====       ====

--------
 * In the Reorganization, holders of Class Y Shares of the Stellar Science & Technology Fund will receive Institutional Shares of the Firstar Science & Technology Fund, holders of Class A Shares of the Stellar Science & Technology Fund will receive Retail A Shares of the Firstar Science & Technology Fund, and holders of Class B Shares of the Stellar Science & Technology Fund will receive Retail B Shares of the Firstar Science & Technology Fund.
(1) The Firstar Science & Technology Fund has not yet commenced operations. The Firstar Science & Technology Fund will continue the operations of the Stellar Science & Technology Fund upon consummation of the Reorganization relating to that Fund.
(2) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(3) A fee of $12.00 is charged for each wire redemption (Retail A and Retail B Shares) and $15.00 for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(4) The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not expect to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.
(5) "Other Expenses" are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                         Class Y Class A Class B
                                                         Shares  Shares  Shares
                                                         ------- ------- -------
   Stellar Science & Technology Fund....................  0.41%   0.41%   0.41%

(6) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                         Class Y Class A Class B
                                                         Shares  Shares  Shares
                                                         ------- ------- -------
   Stellar Science & Technology Fund....................  1.31%   1.56%   2.06%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of each period shown, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                        Stellar                                 Combined Fund
                               Science & Technology Fund                          Pro Forma
                         -------------------------------------- ---------------------------------------------
                         Class Y Class A        Class B         Institutional Retail A        Retail B
                         Shares  Shares          Shares            Shares      Shares          Shares
                         ------- ------- ---------------------- ------------- -------- ----------------------
                                          Assuming  Assuming No                         Assuming  Assuming No
                                         Redemption Redemption                         Redemption Redemption
                                         ---------- -----------                        ---------- -----------
1 year.................. $  143  $  709    $  718     $  218       $  133      $  700    $  734     $  234
3 years................. $  443  $1,042    $  973     $  673       $  415      $1,016    $1,021     $  721
5 years................. $  766  $1,398    $1,354     $1,154       $  718      $1,353    $1,435     $1,235
10 years................ $1,680  $2,397    $2,240     $2,240       $1,579      $2,304    $2,286     $2,286

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                                 STELLAR FUND*

                         FIRSTAR BALANCED INCOME FUND

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Fund is as follows:

   Class Y Shares--decrease 0.41%
   Class A Shares--decrease 0.41%
   Class B Shares--decrease 0.16%

                                  Stellar                              Firstar                          Combined Fund
                                   Fund                         Balanced Income Fund                      Pro Forma
                          -----------------------------    ---------------------------------   ---------------------------------
                          Class Y    Class A    Class B    Institutional Retail A   Retail B   Institutional Retail A   Retail B
                          Shares     Shares     Shares        Shares      Shares     Shares       Shares      Shares     Shares
                          -------    -------    -------    ------------- --------   --------   ------------- --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   None       5.50%      None          None        5.50%      None         None        5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None       None          None        None       None         None        None       None
Maximum Deferred Sales
 Load (as a Percentage
 of redemption
 proceeds)..............   None       None       5.00%(1)      None        None       5.00%(1)     None        None       5.00%(1)
Redemption Fees.........   None       None       None          None(2)     None(2)    None(2)      None(2)     None(2)    None(2)
Exchange Fee............   None       None       None          None        None       None         None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)....
Management Fees (before
 waivers)...............   0.95%      0.95%      0.95%         0.75%(3)    0.75%(3)   0.75%        0.75%(3)    0.75%(3)   0.75%(3)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   None       0.25%      0.75%         None        0.00%(4)   0.75%        None        0.00%(4)   0.75%
Other Expenses (before
 waivers)...............   0.52%(5)   0.52%(5)   0.52%(5)      0.41%       0.66%      0.66%        0.33%       0.58%      0.58%
                           ----       ----       ----          ----        ----       ----         ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(6)...........   1.47%      1.72%      2.22%         1.16%       1.41%      2.16%        1.08%       1.33%      2.08%
                           ====       ====       ====          ====        ====       ====         ====        ====       ====

--------
 * In the Reorganization, holders of Class Y Shares of the Stellar Fund will receive Institutional Shares of the Firstar Balanced Income Fund, holders of Class A Shares of the Stellar Fund will receive Retail A Shares of the Firstar Balanced Income Fund, and holders of Class B Shares of the Stellar Fund will receive Retail B Shares of the Firstar Balanced Income Fund.
(1) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(2) A fee of $12.00 is charged for each wire redemption (Retail A and B Shares) and $15.00 for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be:

   Firstar Balanced Income Fund..................... 0.56%
   Combined Fund Pro Forma.......................... 0.64%

(4) The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not expect to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

(5) "Other Expenses" are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                         Class Y Class A Class B
                                                         Shares  Shares  Shares
                                                         ------- ------- -------
   Stellar Fund.........................................  0.43%   0.43%   0.43%

(6) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                            Class Y Class A/Retail A Class B/Retail B Institutional
                            Shares       Shares           Shares         Shares
                            ------- ---------------- ---------------- -------------
   Stellar Fund............  1.38%        1.63%            2.13%           --
   Firstar Balanced Income
    Fund...................   --          1.22%            1.97%          0.97%
   Combined Fund Pro
    Forma..................   --          1.22%            1.97%          0.97%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of each period shown, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                      Stellar
                                                       Fund
                                   ---------------------------------------------
                                      Class Y    Class A         Class B
                                      Shares      Shares          Shares
                                   ------------- -------- ----------------------
                                                           Assuming  Assuming No
                                                          Redemption Redemption
                                                          ---------- -----------
1 year............................    $  150      $  715    $  725     $  225
3 years...........................    $  465      $1,062    $  994     $  694
5 years...........................    $  803      $1,432    $1,390     $1,190
10 years..........................    $1,757      $2,469    $2,314     $2,314
                                                      Firstar
                                               Balanced Income Fund
                                   ---------------------------------------------
                                   Institutional Retail A        Retail B
                                      Shares      Shares          Shares
                                   ------------- -------- ----------------------
                                                           Assuming  Assuming No
                                                          Redemption Redemption
                                                          ---------- -----------
1 year............................    $  118      $  686    $  719     $  219
3 years...........................    $  368      $  972    $  976     $  676
5 years...........................    $  638      $1,279    $1,359     $1,159
10 years..........................    $1,409      $2,148    $2,128     $2,128
                                                   Combined Fund
                                                     Pro Forma
                                   ---------------------------------------------
                                   Institutional Retail A        Retail B
                                      Shares      Shares          Shares
                                   ------------- -------- ----------------------
                                                           Assuming  Assuming No
                                                          Redemption Redemption
                                                          ---------- -----------
1 year............................    $  110      $  678    $  711     $  211
3 years...........................    $  343      $  948    $  952     $  652
5 years...........................    $  595      $1,239    $1,319     $1,119
10 years..........................    $1,317      $2,063    $2,043     $2,043

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      STELLAR CAPITAL APPRECIATION FUND*

                           FIRSTAR MIDCAP INDEX FUND

  As discussed further below, the effect of the Reorganization on the Total Fund Operating Expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar Capital Appreciation Fund is as follows:

    Class A Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.61%
    Class A Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.86%
    Class B Shares not purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 0.61%
    Class B Shares purchased through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A.--decrease 1.61%

                          Stellar Capital
                           Appreciation                 Firstar MidCap                       Combined Fund
                               Fund                       Index Fund                           Pro Forma
                          ------------------    ---------------------------------   ---------------------------------
                          Class A    Class B    Institutional Retail A   Retail B   Institutional Retail A   Retail B
                          Shares     Shares        Shares      Shares     Shares       Shares      Shares     Shares
                          -------    -------    ------------- --------   --------   ------------- --------   --------
Shareholder Transaction
 Expenses:
Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........   5.50%      None          None        5.50%      None         None        5.50%      None
Maximum Sales Load
 Imposed on Reinvested
 Dividends..............   None       None          None        None       None         None        None       None
Maximum Deferred Sales
 Load (as a Percentage
 of redemption
 proceeds)..............   None       5.00%(1)      None        None       5.00%(1)     None        None       5.00%(1)
Redemption Fees.........   None       None          None(2)     None(2)    None(2)      None(2)     None(2)    None(2)
Exchange Fee............   None       None          None        None       None         None        None       None
Annual Fund Operating
 Expenses:
 (as a percentage of
 average net assets)
Management Fees (before
 waivers)...............   0.95%      0.95%         0.25%(3)    0.25%(3)   0.25%(3)     0.25%(3)    0.25%(3)   0.25%(3)
Distribution and Service
 (12b-1) Fees (before
 waivers)...............   0.25%(4)   0.75%         None        0.00%(5)   0.75%        None        0.00%(5)   0.75%
Other Expenses (before
 waivers)...............   0.50%(6)   0.50%(6)      0.40%       0.65%      0.65%        0.35%       0.60%      0.60%
                           ----       ----          ----        ----       ----         ----        ----       ----
 Total Fund Operating
  Expenses (before
  waivers)(7)...........   1.70%      2.20%         0.65%       0.90%      1.65%        0.60%       0.85%      1.60%
                           ====       ====          ====        ====       ====         ====        ====       ====

--------
 * In the Reorganization, holders of Class A Shares of the Stellar Capital Appreciation Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will receive Institutional Shares of the Firstar MidCap Index Fund. All other holders of Class A Shares of the Stellar Capital Appreciation Fund will receive Retail A Shares of the Firstar MidCap Index Fund. In addition, holders of Class B Shares of the Stellar Capital Appreciation Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with Firstar Bank, N.A., will receive Institutional Shares of the Firstar MidCap Index Fund. All other holders of Class B Shares of the Stellar Capital Appreciation Fund will receive Retail B Shares of the Firstar MidCap Index Fund.
(1) This amount applies if you sell your shares in the first year after purchase and gradually declines until it is eliminated after six years. After six years, Stellar Class B Shares automatically convert to Class A Shares and Firstar Retail B Shares automatically convert to Retail A Shares.
(2) A fee of $12.00 is charged for each wire redemption (Retail A and Retail B Shares) and $15.00 for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.

(3) Management Fees (after waivers) would be:

   Firstar MidCap Index Fund........................ 0.10%
   Combined Fund Pro Forma.......................... 0.15%

(4) The Stellar Capital Appreciation Fund does not intend to pay 12b-1 fees with respect to the Class A Shares for the current fiscal year.
(5) The total of all 12b-1 fees and shareholder servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not expect to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.
(6) "Other Expenses" are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
   Stellar Capital Appreciation Fund............................  0.41%   0.41%

(7) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                 Class A/ Class B/
                                                 Retail A Retail B Institutional
                                                  Shares   Shares     Shares
                                                 -------- -------- -------------
   Stellar Capital Appreciation Fund............   1.36%    2.11%       --
   Firstar MidCap Index Fund....................   0.75%    1.50%      0.50%
   Combined Fund Pro Forma......................   0.75%    1.50%      0.50%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of each period shown, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                             Stellar
                                                    Capital Appreciation Fund
                                                  ------------------------------
                                                  Class A        Class B
                                                  Shares          Shares
                                                  ------- ----------------------
                                                           Assuming  Assuming No
                                                          Redemption Redemption
                                                          ---------- -----------
1 year........................................... $  713    $  723     $  223
3 years.......................................... $1,056    $  988     $  688
5 years.......................................... $1,422    $1,380     $1,180
10 years......................................... $2,488    $2,293     $2,293

                                                      Firstar
                                                 MidCap Index Fund
                                   ---------------------------------------------
                                   Institutional Retail A        Retail B
                                      Shares      Shares          Shares
                                   ------------- -------- ----------------------
                                                           Assuming  Assuming No
                                                          Redemption Redemption
                                                          ---------- -----------
1 year............................     $ 66       $  637    $  668     $  168
3 years...........................     $208       $  821    $  820     $  520
5 years...........................     $362       $1,021    $1,097     $  897
10 years..........................     $810       $1,597    $1,571     $1,571

                                              Combined Fund Pro Forma
                                   ---------------------------------------------
                                   Institutional Retail A        Retail B
                                      Shares      Shares          Shares
                                   ------------- -------- ----------------------
                                                           Assuming  Assuming No
                                                          Redemption Redemption
                                                          ---------- -----------
1 year............................     $ 61       $  632    $  663     $  163
3 years...........................     $192       $  806    $  805     $  505
5 years...........................     $335       $  995    $1,071     $  871
10 years..........................     $750       $1,541    $1,514     $1,514

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      STELLAR INTERNATIONAL EQUITY FUND*

                        FIRSTAR GLOBAL EQUITY FUND(/1/)

  As discussed further below, the effect of the Reorganization on the total fund operating expenses (after fee waivers and/or expense reimbursements) borne by the shareholders of the Stellar International Equity Fund is as follows:

   Class A Shares--decrease 0.16%

                                                       Stellar
                                                    International Combined Fund
                                                     Equity Fund    Pro Forma
                                                    ------------- -------------
                                                       Class A    Institutional
                                                       Shares        Shares
                                                    ------------- -------------
Shareholder Transaction Expenses:                       1.50%         None
Maximum Sales Load Imposed on Purchases (as a
 percentage of offering price).....................
Maximum Sales Load Imposed on Reinvested
 Dividends.........................................     None          None
Maximum Deferred Sales Load (as a Percentage of
 redemption proceeds)..............................     None          None
Redemption Fees....................................     None          None(2)
Exchange Fee.......................................     None          None
Annual Fund Operating Expenses:
 (as a percentage of average net assets)
Management Fees (before waivers)...................     0.75%         0.75%(3)
Distribution and Service (12b-1) Fees (before
 waivers)..........................................     0.25%(4)      None
Other Expenses (before waivers)....................     0.52%(5)      0.33%(5)
                                                        ----          ----
 Total Fund Operating Expenses (before
  waivers)(6)......................................     1.52%         1.08%
                                                        ====          ====

--------
 * In the Reorganization, the holders of Class A Shares of the Stellar International Equity Fund will receive Institutional Shares of the Firstar Global Equity Fund.
(1) The Firstar Global Equity Fund has not yet commenced operations. The Firstar Global Equity Fund will continue the operations of the Stellar International Equity Fund upon consummation of the Reorganization relating to that Fund.
(2) A fee of $15.00 is charged for each non-systematic withdrawal from a Retirement Account for which Firstar Bank, N.A. is custodian.
(3) Management Fees (after waivers) would be 0.70% for the Combined Fund Pro Forma.
(4) The Stellar International Equity Fund does not intend to pay 12b-1 fees with respect to Class A Shares for the current fiscal year.
(5) "Other Expenses" are expected to be less than the amounts shown above because certain service providers are voluntarily waiving a portion of their fees and/or reimbursing the Funds for certain "Other Expenses."

  "Other Expenses" (after waivers) would be:

                                                                         Class A
                                                                         Shares
                                                                         -------
   Stellar International Equity Fund....................................  0.43%
   Combined Fund Pro Forma..............................................  0.32%

(6) As a result of fee waivers and/or the expense reimbursements, Total Fund Operating Expenses are expected to be less than the amounts shown above. These fee waivers and/or reimbursements are made in order to keep the annual fees and expenses of the Funds at a certain level. FIRMCO has committed to waiving/reimbursing fees as needed to ensure that Total Fund Operating Expense ratios will not exceed the pro forma after waiver expense ratios for the period from the applicable effective time of the Reorganization for each respective Firstar Fund through October 31, 2001. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2001 at FIRMCO's discretion.

  Total Fund Operating Expenses (after waivers) would be:

                                                           Class A Institutional
                                                           Shares     Shares
                                                           ------- -------------
   Stellar International Equity Fund......................  1.18%       --
   Combined Fund Pro Forma................................   --        1.02%

  Example:*

  You would pay the following expenses on a $10,000 investment redeemed at the end of each period shown, assuming (1) a 5% gross annual return and (2) Fund operating expenses remain the same as those shown in the above table:

                                                        Stellar
                                                     International
                                                        Equity     Combined Fund
                                                         Fund        Pro Forma
                                                     ------------- -------------
                                                        Class A    Institutional
                                                        Shares        Shares
                                                     ------------- -------------
1 year..............................................    $  302        $  110
3 years.............................................    $  623        $  343
5 years.............................................    $  967        $  595
10 years............................................    $1,935        $1,317

--------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested.

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

  Performance Comparisons of the Existing Firstar Funds and their
Corresponding Stellar Funds.

  The following section is a comparison of the total return performance of the Reorganizing Stellar Funds with the total return performance of the Existing Firstar Funds and is followed by the Management Discussion of Firstar Fund Performance which was included in the Firstar Annual Report for the fiscal year ended October 31, 1999.

  The total returns of the Firstar Funds are competitive with those of the Stellar Funds as shown below. No Class Y Shares of Firstar's equity funds or Institutional Shares of Firstar's money market funds were outstanding as of 7/31/00. No Class B Shares of Stellar's Insured Tax-Free Bond Fund were outstanding as of 7/31/00. Performance comparisons between the (1) Stellar Insured Tax-Free Bond Fund and the Mercantile National Municipal Bond Portfolio and (2) Stellar U.S. Government Income Fund and Mercantile U.S. Government Securities Portfolio have been included. The Stellar Insured Tax-Free Bond Fund and the Mercantile National Municipal Bond Portfolio will be reorganized into the Firstar National Municipal Bond Fund, and the Stellar U.S. Government Income Fund and the Mercantile U.S. Government Securities Portfolio will be reorganized into the Firstar U.S. Government Securities Fund. However, each of the Firstar Funds will be adopting the investment objectives and policies of its corresponding Mercantile Fund. The Firstar National Municipal Bond Fund and Firstar U.S. Government Securities Fund are newly organized Funds that have been specifically created for this Reorganization and do not have any performance history. In addition, it is anticipated that upon the reorganization of the Stellar Treasury Fund and Mercantile Treasury Money Market Fund into the Firstar U.S. Treasury Money Market Fund, the Firstar U.S. Treasury Money Market Fund will adopt the investment objectives and policies of the Stellar Treasury Fund. There is no performance information for the Firstar MidCap Index Fund because the Fund commenced operations on November 4, 1999. Performance shown is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be reduced.

                           Total Return Performance
                                (As of 7/31/00)

                                                                    Firstar
                                                    Stellar      U.S. Treasury
                                                    Treasury      Money Market
                                                      Fund            Fund
                                                 --------------  --------------
                                                                    Retail A
                                                 Class C Shares      Shares
                                                 --------------  --------------
   1 Year....................................... 4.35%           4.38%
   5 Years...................................... N/A             4.66%
   Since Inception.............................. 4.85% (3/25/97) 4.20% (4/29/91)

   Best Quarter................................. 1.89% / Q3 '90  1.34% / Q2 '95
   Worst Quarter................................ 0.62% / Q4 '93  0.62% / Q2 '93

                                                                     Firstar
                                                     Stellar        Tax-Exempt
                                                  Tax-Free Money   Money Market
                                                   Market Fund         Fund
                                                  --------------  --------------
                                                                     Retail A
                                                  Class C Shares      Shares
                                                  --------------  --------------
   1 Year........................................ 2.75%           2.81%
   5 Years....................................... 2.88%           3.01%
   10 Years...................................... N/A             3.13%
   Since Inception............................... 2.77% (3/15/91)

   Best Quarter.................................. 1.01% / Q3 '91  1.58% / Q2 '89
   Worst Quarter................................. 0.43% / Q1 '94  0.50% / Q1 '94

                                                               Mercantile
                                               Stellar      U.S. Government
                                           U.S. Government     Securities
                                             Income Fund       Portfolio
                                           ---------------  ----------------
                                                                Investor
                                           Class A Shares    A Shares (with
                                             (with 4.00%         4.00%
                                            sales charge)    sales charge)
                                           ---------------  ----------------
   1 Year................................. -3.67%           -2.61%
   5 Years................................ 4.56%            4.46%
   10 Years............................... N/A              6.27%
   Since Inception........................ 4.48% (1/5/93)

   Best Quarter........................... 0.63% / Q2 '95   1.20% / Q3 '91
   Worst Quarter.......................... -6.73% / Q1 '96  -6.49% / Q1 '94
                                                               Mercantile
                                               Stellar      U.S. Government
                                           U.S. Government     Securities
                                             Income Fund       Portfolio
                                           ---------------  ----------------
                                                               Investor B
                                           Class B Shares        Shares
                                           ---------------  ----------------
                                                (With
                                             applicable     (With applicable
                                             contingent        contingent
                                           deferred sales    deferred sales
                                               charge)          charge)
   1 Year................................. -4.41%           -3.97%
   5 Years................................ N/A              N/A
   Since Inception........................ 2.94% (4/27/98)  3.89% (5/11/95)

   Best Quarter........................... -0.31% / Q3 '98  -2.04% / Q3 '98
   Worst Quarter.......................... -6.31% / Q2 '99  -6.05% / Q1 '96
                                                               Mercantile
                                               Stellar      U.S. Government
                                           U.S. Government     Securities
                                             Income Fund       Portfolio
                                           ---------------  ----------------
                                           Class B Shares     Trust Shares
                                           ---------------  ----------------
                                                (With
                                             applicable
                                             contingent
                                           deferred sales
                                               charge)
   1 Year................................. -4.41%           1.76%
   5 Years................................ N/A              5.63%
   Since Inception........................ 2.94% (4/27/98)  6.28% (2/1/91)

   Best Quarter........................... -0.31% / Q3 '98  5.46% / Q2 '95
   Worst Quarter.......................... -6.31% / Q2 '99  -2.53% / Q1 '94
                                               Stellar         Mercantile
                                               Insured          National
                                              Tax-Free       Municipal Bond
                                              Bond Fund        Portfolio
                                           ---------------  ----------------
                                                               Investor A
                                           Class A Shares        Shares
                                           ---------------  ----------------
                                             (with 4.00%      (with 4.00%
                                            sales charge)    sales charge)
   1 Year................................. -5.04%           -6.19%
   Since Inception........................ 2.93% (12/30/96) 10.35% (11/18/96)

   Best Quarter........................... -0.78% / Q3 '98  -0.43% / Q3 '97
   Worst Quarter.......................... -5.88% / Q2 '99  -6.65% / Q2 '99

                                                                Firstar
                                               Stellar      Balanced Income
                                                Fund             Fund*
                                           ---------------  ----------------
                                           Class A Shares   Retail A Shares
                                           ---------------  ----------------
                                             (with 4.00%      (with 5.50%
                                            sales charge)    sales charge)
   1 Year................................. 5.43%            -3.38%
   5 Years................................ 10.68%           13.78%
   10 Years............................... N/A              12.83%

                                                                  Firstar
                                                 Stellar      Balanced Income
                                                   Fund            Fund*
                                             ---------------- ---------------
                                              Class A Shares  Retail A Shares
                                             ---------------- ---------------
                                               (with 4.00%      (with 5.50%
                                              sales charge)    sales charge)
   Since Inception.......................... 9.19% (10/18/91)

   Best Quarter............................. 3.81% / Q4 '99   10.40% / Q2 '97
   Worst Quarter............................ -12.36% / Q3 '98 -5.43% / Q3 '90

                                                               Firstar
                                                              Balanced
                                                            Income Fund**
                                                     ---------------------------
                                                           Retail B Shares
                                                     ---------------------------
                                                     (With applicable contingent
                                                       deferred sales charge)
   1 Year........................................... -3.34%
   Since Inception.................................. 0.81% (3/1/99)

   Best Quarter..................................... -0.82% / Q4 '99
   Worst Quarter.................................... -9.37% / Q3 '99

                                                                     Firstar
                                                    Stellar      Balanced Income
                                                      Fund            Fund*
                                                ---------------- ---------------
                                                                  Institutional
                                                 Class Y Shares      Shares
                                                ---------------- ---------------
   1 Year...................................... 11.91%           2.49%
   5 Years..................................... 12.23%           15.27%
   10 Years.................................... N/A              13.65%
   Since Inception............................. 10.79% (4/11/94) 9.26%

   Best Quarter................................ 10.03% / Q4 '99  10.40% / Q2 '97
   Worst Quarter............................... -7.16% / Q3 '98  -5.43% / Q3 '90

--------
 * The Firstar Balanced Income Fund commenced operations on December 1, 1997. The performance of the Firstar Balanced Income Fund for the period prior to December 1, 1997 is the performance of a common trust fund managed by FIRMCO which operated during the periods prior to commencement of operations of the Firstar Balanced Income Fund using materially equivalent investment objectives, policies, guidelines and restrictions as the Firstar Balanced Income Fund. The common trust fund transferred its assets to the Balanced Income Fund at the commencement of operations. At the time of the transfer, FIRMCO did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Firstar Balanced Income Fund. The common trust fund was not registered under the 1940 Act, and was not subject to certain restrictions that are imposed by the 1940 Act and the Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the common trust fund has been restated to reflect the Firstar Balanced Income Fund's expenses for its first year of operations. Prior to January 10, 1995, the Firstar Balanced Income Fund offered to investors one series of shares with neither a sales charge nor a service fee. For the Retail A Shares, the average annual total return calculation reflects a maximum initial sales charge of 5.50% but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced.
** Class B Shares of the Stellar Fund commenced operations on March 31, 2000, so performance information has not been provided for this class of shares.

                  Management Discussion of Fund Performance.

Balanced Income Fund

  Firstar Balanced Income Fund seeks to provide current income and preserve capital by investing in stocks and bonds. Typically, the Fund will invest 50% of its assets in common stocks of large, dividend-paying equity securities, with the balance invested in intermediate-term high quality bonds and money markets. As of October 31, 1999, the Fund consisted of 47% in common and preferred stocks, 43% in bonds, and 10% in money markets. The weighted average market capitalization of the common stocks was $50 billion, considerably less than the $116 billion average market capitalization of the Standard & Poor's 500 Stock Index. Bond holdings within the portfolio had a weighted average duration of 3.5 years, matching the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index. For the 12 months ended October 31, 1999, Firstar Balanced Income Fund returned +6.3% (Institutional shares), compared with the return of 12.6% for the Lipper Balanced Fund Index.

  For the fiscal year ended October 31, 1999, the Standard & Poor's 500 advanced 25.7%, propelled by a 69.4% gain for the technology sector. In fact, technology stocks contributed over 40% of the return, with Microsoft, Cisco, Lucent, Intel and America Online responsible for one-quarter of the S&P 500's 12-month return. The Standard & Poor's 500 return without technology was +15.1%. Strength was also seen in communication services stocks, with the sector's +31% return driven by MCI Worldcom and Nextel. The consumer cyclicals sector also beat the Index return, posting a +28% gain led by Wal-Mart and Home Depot. What is notable regarding these top-performing companies is their high relative price-to-earnings (P/E) ratios, averaging 64 times 1999 earnings, and their low dividend yield, averaging .1%. This was a challenging environment given the Balanced Income Fund's focus on income-producing securities at attractive multiples.

  The equity portion of the Balanced Income Portfolio focuses on companies that pay a dividend. Our strategy in managing the equity portion of the portfolio is to own companies that demonstrate predictable sales and earnings growth, strong balance sheets, and innovative management. (Standard & Poor's awards a stock rating of "A" to "A+" to companies with these characteristics, while companies with inconsistent or negligible earnings histories and questionable balance sheets receive ratings of "C" or "D.") We believe over a long period of time this strategy results in competitive, risk-adjusted returns for our shareholders. This was not, however, a winning strategy for the fiscal year ended October 31, which witnessed higher quality (A-rated) companies up 5.8% versus lower quality companies (C&D-rated) up 48.4%.

  The goal of the fixed-income component of Firstar Balanced Income Fund is to provide an annual rate of total return comparable to the return of the Lehman Brothers Intermediate Government/Corporate Bond Index. After the dramatic widening of yield spreads in non-Treasury sectors last year, we selectively added to our holdings in the corporate, asset-backed and mortgage-backed sectors. The subsequent tightening of yield spreads in these sectors in 1999 has contributed to the performance of the Fund over the last 12 months. Our careful, research-intense process of selecting investment-grade issues in these sectors gives the Fund a high-quality focus. Over 70% of the fixed-income portion of the Fund is invested in obligations rated Aaa/AAA or higher. Among corporate bonds, we have a preference for finance, banking and brokerage issues along with dollar-denominated international ("Yankee") securities. We think these sectors represent exceptional value moving forward. The hallmark of our fixed-income approach is our consistent, risk-controlled style in all market climates.

  The Balanced Income Fund is designed to reduce risk by investing in conservative stocks and conservative bonds. The Fund's stocks have not been rewarded in the current environment, but we believe that predictable earnings growth from undervalued companies will be rewarded in this fast-changing market.

  Thank you for your support of Firstar Balanced Income Fund.

                                    [GRAPH]
                        FIRSTAR
                        BALANCED
                        INCOME              LIPPER
                         FUND            BALANCED FUND
                     INSTITUTIONAL          INDEX          S&P 500
12/1/97                 10,000             10,000          10,000
10/98                   11,270             10,854          11,659
10/99                   11,984             12,217          14,652

  This chart assumes an initial investment of $10,000 made on 12/1/97 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance is shown for Institutional shares, which have lower expenses than Series A or Series B shares. If those fees and expenses were reflected in the chart above, total return would have been reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Average Annual Rate of Return (%) for Periods Ended October 31, 1999

                                                      1 Year  Since Inception
                                                      ------ ------------------
   Firstar Balanced Income Fund--Institutional.......  6.3%   9.9% (12/1/97)
   Firstar Balanced Income Fund--A--No Load..........  6.0%   9.6% (12/1/97)
   Firstar Balanced Income Fund--A--Load(1)..........  1.2%   7.0% (12/1/97)
   Firstar Balanced Income Fund--B--No Load..........  --     2.0% (3/1/99)(2)
   Firstar Balanced Income Fund--B--Load(3)..........  --    (3.0)% (3/1/99)(2)
   Lipper Balanced Fund Index(4)..................... 12.6%  11.0% (12/1/97)
   S&P 500 Stock Index(5)............................ 25.7%  22.1% (12/1/97)

  --------
  A =  Series A (Retail shares)
  B =  Series B (Retail shares)
  (1)  Reflects maximum sales charge of 4.50%.
  (2) Series B performance for the period March 1, 1999 to October 31, 1999 is not annualized.
  (3)  Reflects maximum deferred sales charge of 5.00%.
  (4) The Lipper Balanced Fund Index is composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds.
  (5) The S&P 500 Stock Index is an index of an unmanaged group of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

  An investment cannot be made directly in an index.

  Series A shares have a 4.50% maximum sales load and are subject to an annual 0.25% service organization fee. Series B shares have a 5.00% maximum deferred sales charge and are subject to an annual 0.25% service organization fee and a 0.75% 12b-1 fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

       Top 5 Equity Holdings 10/31/99
       ------------------------------
       Alltell Corporation................................................. 2.1%
       Bristol-Myers Squibb Company........................................ 1.4%
       Tyco International, Ltd. ........................................... 1.4%
       Interpublic Group of Companies, Inc................................. 1.3%
       Wells Fargo Company, Inc. .......................................... 1.3%

  Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

       Total Fund Net Assets 10/31/99
       ------------------------------
       $64,386,218

  Share Structure. Both Stellar and Firstar are registered as open-end management investment companies under the 1940 Act. Currently, Stellar offers twelve funds. Firstar currently offers twenty-one funds and will offer thirty-six funds immediately after the Reorganization (assuming the Mercantile and Select reorganizations are also consummated).

  Stellar is a Massachusetts business trust established under a Declaration of Trust dated January 23, 1989. Stellar was organized under the name "Value Plus Funds," but its name was changed on March 29, 1989 to "Losantiville Funds." On May 1, 1993, the name of Stellar was changed again to "Star Funds." On November 20, 1998, Star Banc Corporation, the parent company of Star Bank, N.A., Stellar's former investment advisor, merged with Firstar Corporation. After the merger, Star Bank, N.A. changed its name to Firstar Bank, N.A. Effective March 1, 1999, the Board of Trustees of Stellar approved changing Stellar's name to "Firstar Stellar Funds."

  Stellar's Declaration of Trust authorizes the Board of Trustees to divide the beneficial interests in Stellar into an unlimited number of shares (with no par value) and to divide the shares into one or more classes. Shares of Stellar may be issued in series and shares of any series will constitute units of beneficial interest in Stellar specifically allocated to such series. Each share of Stellar represents an equal proportionate interest in the related investment portfolio with other shares of the same class, none having priority or preference over another. Shares of Stellar are entitled to one vote for each full share held and fractional votes for fractional shares held. All shares of all classes of each Stellar Fund have equal voting rights. However, matters affecting only one particular Fund or class can be voted on only by shareholders in that fund or class. There is no cumulative voting in the election of Trustees for the Stellar Funds.

  Firstar was organized as a Wisconsin Corporation on February 15, 1988. The company, formerly known as Portico Funds, Inc., changed its name to Firstar Funds effective February 1, 1998. Firstar's Articles of Incorporation authorize the Board of Directors to issue full and fractional shares of capital stock ($0.0001 par value per share) and to classify and reclassify any particular class of shares into one or more additional series of shares. Shares of the Firstar Funds are entitled to one vote for each full share held and fractional votes for fractional shares held.

  Shareholders of Firstar Funds will vote together in the aggregate and not separately on a fund-by-fund basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular class or a particular series within a class. On any matter submitted to the vote of shareholders which only pertains to agreements, liabilities or expenses applicable to one series of a Fund (such as a Distribution and Service Plan applicable to Retail A or B Shares) but not the other series of the same Fund, only the affected series will be entitled to vote. There is no cumulative voting with respect to Firstar Funds shares.

  Additional information concerning the attributes of the shares issued by Stellar and Firstar is included in their respective prospectuses, which are incorporated herein by reference. Information about the dividend and distribution policies of both the Stellar Funds and the Firstar Funds can be found in "Shareholder Transactions and Services of the Firstar Funds and the Corresponding Stellar Funds."

  Comparison of Trust and Corporate Structure. Stellar is organized as a Massachusetts business trust. Firstar is organized as a Wisconsin corporation. Although the rights of a holder of a share of beneficial interest of a Massachusetts business trust vary in certain respects from the rights of a shareholder of a Wisconsin corporation, the attributes of a share of beneficial interest are comparable to those of a share of common stock, i.e., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

  It should be noted that under Wisconsin law, Firstar shareholders have no personal liability for Firstar's acts or obligations. By contrast, under certain circumstances, Stellar shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, Stellar has provisions in its Declaration of Trust that endeavor to protect shareholders from such liability. Thus, the risk of an interest holder incurring a financial loss on account of interest holder liability is limited to circumstances in which the Trust itself is unable to meet its obligations.

                                VOTING MATTERS

  General Information. The Board of Trustees of Stellar is furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Stellar and Firstar may also solicit proxies by telephone or otherwise. In this connection, Stellar has retained ADP Proxy Services ("ADP") and D.F. King & Co., Inc. ("D.F. King") to assist in the solicitation of proxies for the Reorganization. Shareholders may vote (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone telephone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Stellar a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. As the Special Meeting date approaches, certain shareholders of each Fund may receive a telephone call from a representative of D.F. King if their votes have not yet been received. Authorization to permit ADP or D.F. King to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of each Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

  In all cases where a telephonic proxy is solicited, the D.F. King representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to D.F. King, then the D.F. King representative has the responsibility to explain the process, read the Proposals on the proxy card, and ask for the shareholder's instructions on the Proposals. The D.F. King representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth on the proxy statement. D.F. King will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call D.F. King immediately if his or her instructions are not correctly reflected in the confirmation.

  Any expenses incurred as a result of hiring ADP, D.F. King or any other proxy solicitation agent will be borne by FIRMCO or its affiliates. It is anticipated that the cost associated with using proxy solicitation agents will be approximately $6,000.

  Only shareholders of record at the close of business on September 15, 2000 will be entitled to vote at the Special Meeting. On that date, the following Stellar Shares were outstanding and entitled to be voted:

                                                             Shares Outstanding
     Stellar Funds                                          and Entitled to Vote
     -------------                                          --------------------
     Treasury Fund.........................................    3,870,371,990
     Tax-Free Money Market Fund............................      202,546,704
     Ohio Tax-Free Money Market Fund.......................       63,795,162
     Strategic Income Fund.................................       15,487,353
     U. S. Government Income Fund..........................       16,120,853
     Insured Tax-Free Bond Fund............................       15,649,838
     Growth Equity Fund....................................       12,856,515
     Relative Value Fund...................................       18,303,758
     Science & Technology Fund.............................        6,587,175
     Stellar Fund..........................................        5,778,685
     Capital Appreciation Fund.............................        5,230,775
     International Equity Fund.............................        5,607,214

  Each whole and fractional share of a Stellar Fund is entitled to a whole or fractional vote, as the case may be.

  If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

  Shareholder and Board Approvals. The Reorganization Agreement is being submitted for approval at the Special Meeting by Stellar's shareholders pursuant to Stellar's Amended and Restated Declaration of Trust and By-Laws, and was unanimously approved by Stellar's Board of Trustees at a meeting held on June 7, 2000 subject to the Board's receipt from FIRMCO of additional information on certain aspects of the Reorganization. This information was received and on July 20, 2000 Stellar's Board of Trustees ratified the actions it had taken on June 7, 2000. The Reorganization Agreement must be approved by the holders of a majority of the outstanding shares of each Stellar Fund. A vote for the Reorganization Agreement includes a vote for the reorganization of Stellar; conversely, a vote against the Reorganization Agreement is a vote against the reorganization of Stellar.

  The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Stellar Funds, the failure of a Stellar Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Stellar Fund.

  With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" means more than 50% of the outstanding shares of each particular Stellar Fund. The vote of the shareholders of the Firstar Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

  Principal Shareholders. As of September 15, 2000, the officers and Trustees of Stellar as a group owned or controlled less than 1% of each Stellar Fund's outstanding shares. As of September 15, 2000, the officers and directors of Firstar as a group owned or controlled less than 1% of each Firstar Fund's outstanding shares. Table VI(A) shows the name, address and share ownership of each person known to Stellar to have ownership with respect to 5% or more of a Stellar Fund as of September 15, 2000. Table VI(B) shows the name, address and share ownership of each person known to Firstar to have ownership, as of September 15, 2000, with respect to 5% or more of a class of a Mercantile Fund that is expected to reorganize into a Firstar Fund along with a Stellar Fund. Table VI(C) shows the name, address and share ownership of each person known to Firstar to have ownership with respect to 5% or more of a class of a Firstar Fund as of September 15, 2000. The type of ownership of each entry listed on Tables VI(A), VI(B) and VI(C) is record ownership.

                                  Table VI(A)

                                                                                   Pro Forma
                                                                                   Percentage
                                                                                     of the
                                           Class; Amount of  Percentage Percentage Fund Owned
                                           Shares Owned;      of Class   of Fund     Post-
Stellar Fund             Name and Address  Type of Ownership   Owned      Owned     Closing
------------             ----------------  ----------------- ---------- ---------- ----------
Treasury Fund........... National          Investor C;         16.31%     16.31%      8.84%
                         Financial Serv.   366,218,035
                         1 World           Record
                         Financial Ctr.
                         200 Liberty St.
                         5th Fl.
                         New York, NY
                         10281

                         Firstar Bank NA   Investor C;         67.12%     38.92%     36.34%
                         777 E. Wisconsin  1,506,428,141
                         Ave.              Record
                         Milwaukee, WI
                         53202

                         Firstar Bank      Investor C;         10.72%      6.21%      5.80%
                         N.A.              240,577,999
                         1555 N.           Record
                         Rivercenter Dr.
                         Milwaukee, WI
                         53212

                         Band & Co.        Investor Y;         15.47%      6.50%      6.07%
                         P.O. Box 2054     251,532,382
                         Milwaukee, WI     Record
                         53201

                         Firstar Bank      Investor Y;         84.22%     35.38%     33.04%
                         N.A.              1,369,488,277
                         1555 N.           Record
                         Rivercenter Dr.
                         Milwaukee, WI
                         53212

Tax-Free Money Market    Firstar Bank NA   Investor A;         90.83%     90.83%      3.62%
 Fund................... 777 E. Wisconsin  183,985,379
                         Ave.              Record
                         Milwaukee, WI
                         53202

                         National          Investor A;          9.00%      9.00%      3.88%
                         Financial Serv.   18,233,229
                         1 World           Record
                         Financial Ctr.
                         200 Liberty St.
                         5th Fl.
                         New York, NY
                         10281

Ohio Tax-Free Money
 Market Fund............ Firstar Bank NA   Investor A;         99.53%     99.53%     99.53%
                         777 E. Wisconsin  63,498,681
                         Ave.              Record
                         Milwaukee, WI
                         53202

Strategic Income Fund... Helen Frejkowski  Investor A;         80.46%      0.01%      0.01%
                         6552 Rolling      2,306
                         Glen Dr.          Record
                         Huber Heights,
                         OH 45424

                         Marianne Schwada  Investor A;         19.46%      0.00%      0.00%
                         106 E. Beech St.  558
                         Shelbina, MO      Record
                         63468

                         Band & Co.        Investor B;         60.15%     60.14%     60.14%
                         P.O. Box 1787     9,314,159
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor B;         15.03%     15.02%     15.02%
                         P.O. Box 1787     2,327,503
                         Milwaukee, WI     Record
                         53201

U.S. Government Income   Kathleen Hyland   Investor B;         21.20%      0.19%      0.14%
 Fund................... 3367 Parkcrest    30,219
                         Lane              Record
                         Cincinnati, OH
                         45211

                         Donna Fox         Investor B;          6.72%      0.06%      0.04%
                         333 Collier Dr.   9,587
                         Doylestown, OH    Record
                         44230

                         Gregg Pittenger   Investor B;          5.51%      0.04%      0.04%
                         3430 Dresden      7,862
                         Street            Record
                         Columbus, OH
                         43224

                                                                                   Pro Forma
                                                                                   Percentage
                                                                                     of the
                                           Class; Amount of  Percentage Percentage Fund Owned
                                           Shares Owned;      of Class   of Fund     Post-
Stellar Fund             Name and Address  Type of Ownership   Owned      Owned     Closing
------------             ----------------  ----------------- ---------- ---------- ----------
                         Band & Co.        Investor A;         64.70%     64.13%     46.28%
                         P.O. Box 1787     10,338,351
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor A;         30.40%     30.13%     21.74%
                         P.O. Box 1787     4,857,801
                         Milwaukee, WI     Record
                         53201

Insured Tax-Free Bond    Band & Co.        Investor A;         93.81%     93.75%     35.18%
 Fund................... P.O. Box 1787     14,672,969
                         Milwaukee, WI     Record
                         53201

                         Pauline Dithmart  Investor A;           100%      0.06%      0.02%
                         1141 15th Ave.    18,233,229
                         South             Record
                         Clinton, IA
                         52732

Growth Equity Fund...... Shirley           Investor A;          8.00%      0.02%      0.02%
                         Guillermin        2,534
                         553 Bells Run     Record
                         Road
                         Sardina, OH
                         45171

                         Samuel Rouchion   Investor A;          5.23%      0.00%      0.00%
                         835 Harmony Dr.   1,656
                         Gahanna, OH       Record
                         43230

                         Band & Co.        Investor Y;         45.18%     31.54%     31.54%
                         P.O. Box 1787     4,055,419
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor Y;         49.45%     34.52%     34.52%
                         P.O. Box 1787     4,438,609
                         Milwaukee, WI     Record
                         53201

Relative Value Fund..... Band & Co.        Investor Y;         34.21%     30.37%     30.37%
                         P.O. Box 1787     5,558,663
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor Y;         59.78%     53.06%     53.06%
                         P.O. Box 1787     9,712,510
                         Milwaukee, WI     Record
                         53201

Science & Technology     Kenneth Krueger   Investor A;          6.64%      0.07%      0.07%
 Fund................... 459 Berwick       4,773
                         Circle            Record
                         Aurora, OH 44202

                         Alan Spaeth       Investor A;          5.34%      0.06%      0.06%
                         W 6168 Oak Lane   3,836
                         Tomahawk, WI      Record
                         54487

                         Band & Co.        Investor A;         24.41%     21.70%     21.70%
                         P.O. Box 1787     1,429,458
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor A;         66.78%     59.36%     59.36%
                         P.O. Box 1787     3,909,931
                         Milwaukee, WI     Record
                         53201

Stellar Fund............ Jacqueline        Investor B;         19.61%      0.05%      0.02%
                         Schmitt           2,610
                         14 Montrose St.   Record
                         Ludlow, KY 41016

                         Howard Tinnell    Investor B;         12.68%      0.02%      0.01%
                         Sr.               1,687
                         414 Summit Dr.    Record
                         Ft. Mitchell, KY
                         41017

                         Janet Mack        Investor B;         10.02%      0.02%      0.01%
                         4331Virginia      1,334
                         Ave.              Record
                         Cincinnati, OH
                         45223

                                                                                   Pro Forma
                                                                                   Percentage
                                                                                     of the
                                           Class; Amount of  Percentage Percentage Fund Owned
                                           Shares Owned;      of Class   of Fund     Post-
Stellar Fund             Name and Address  Type of Ownership   Owned      Owned     Closing
------------             ----------------  ----------------- ---------- ---------- ----------
                         Bette Haberthier  Investor B; 966      7.26%      0.00%      0.00%
                         2512 Judd Dr.     Record
                         Lawrenceburg, IN
                         47025

                         Maynard Mitchell  Investor B; 879      6.60%      0.00%      0.00%
                         6580 Lostcreek    Record
                         Shelby Rd.
                         Fletcher, OH
                         45326

                         Joan Delpico      Investor B; 726      5.45%      0.00%      0.00%
                         318 Woodcliffe    Record
                         Place Dr.
                         Chesterfield, MO
                         63005

                         Band & Co.        Investor Y;         13.94%      7.28%      2.99%
                         P.O. Box 1787     420,717
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor Y;         85.06%     44.44%     18.25%
                         P.O. Box 1787     2,567,763
                         Milwaukee, WI     Record
                         53201

Capital Appreciation     Band & Co.        Investor A;         25.02%     25.01%      8.57%
 Fund................... P.O. Box 1787     1,308,443
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor A;         71.70%     71.67%     24.54%
                         P.O. Box 1787     3,748,746
                         Milwaukee, WI     Record
                         53201

                         Howard Tinnell    Investor B;         74.45%      0.03%      0.01%
                         Sr.               1,728
                         414 Summit Dr.    Record
                         Ft. Mitchell, KY
                         41017

International Equity     Band & Co.        Investor A;         34.34%     34.34%     34.34%
 Fund................... P.O. Box 1787     1,925,371
                         Milwaukee, WI     Record
                         53201

                         Muggs & Co.       Investor A;         61.34%     61.34%     61.34%
                         P.O. Box 1787     3,439,685
                         Milwaukee, WI     Record
                         53201

                                  Table VI(B)

                                                                                                                Pro Forma
                                                                                                                Percentage
                                                                                                    Percentage of the Fund
                                                               Class; Amount of Shares   Percentage  of Fund      Owned
Mercantile Fund          Name and Address                      Owned; Type of Ownership   of Class    Owned    Post-Closing
---------------          ----------------                      ------------------------  ---------- ---------- ------------
Treasury Money Market
 Portfolio.............. National Financial Serv.              Investor A; 68,720          90.40%      0.04%       0.00%
                         1 World Financial Ctr.                Record
                         200 Liberty St., 5th Fl.
                         New York, NY 10281

                         Dorothy Borgmeyer                     Investor A; 5,749            7.56%      0.00%       0.00%
                         41 Berry Oaks Lane                    Record
                         Saint Louis, MO 63122

                         Firstar Bank N.A.                     Institutional; 23,603,075   87.51%     16.58%       0.57%
                         P.O. Box 387                          Record
                         Saint Louis, MO 63166

                         Hare & Co.                            Trust; 46,440,979           99.20%     32.63%       1.07%
                         The Bank of New York                  Record
                         1 Wall St. #2
                         New York, NY 10286

                         Firstar Bank N.A.                     Trust II; 57,267,893        83.66%     40.23%       1.38%
                         P.O. Box 387                          Record
                         Saint Louis, MO 63166

                         Pacific Century Trust                 Trust II; 9,884,772         14.44%      6.94%       0.24%
                         P.O. Box 3170                         Record
                         Honolulu, HI 96802

Tax-Exempt Money Market
 Portfolio.............. Jill K. Stratemeier                   Investor A; 95,778          65.94%      0.09%       0.02%
                         Exec. Estate of John Matthews         Record
                         P.O. Box 893
                         Parsons, KS 67357

                         National Financial Serv.              Investor A; 28,298          19.49%      0.03%       0.00%
                         200 Liberty St., 5th Fl.              Record
                         New York, NY 10281

                         Benjamin Sandler & Louise Sandler     Investor A; 16,021          11.03%      0.01%       0.00%
                         14440 White Birch Valley              Record
                         Chesterfield, MO 63017

                         Firstar Bank N.A.                     Trust II; 99,254,935        97.04%     96.91%      21.10%
                         P.O. Box 387                          Record
                         Saint Louis, MO 63166

U.S. Government
 Securities Portfolio...
                         Marcal Rope Rigging Inc.              Investor A; 18,245           5.11%      0.29%       0.08%
                         Employer Profit Sh. Plan              Record
                         P.O. Box 477
                         Alton, IL 62002

                         National Financial Serv.              Investor B; 10,012          75.91%      0.16%       0.04%
                         200 Liberty St., 5th Fl.              Record
                         New York, NY 10281

                         Evelyn Sutton                         Investor B; 1,043            7.90%      0.00%       0.00%
                         510 N. Main Cross St.                 Record
                         Bowling Green, MO 63334

                         Stanley Markenson & Shirley Markenson Investor B; 679              5.14%      0.00%       0.00%
                         362 Hibler Ct.                        Record
                         Creve Coevr, MO 63141

                         Rextex & Co.                          Institutional; 286,696      55.76%      4.61%       1.28%
                         P.O. Box 387                          Record
                         Saint Louis, MO 63166

                                                                                                             Pro Forma
                                                                                                             Percentage
                                                               Class; Amount of                  Percentage of the Fund
                                                               Shares Owned; Type of  Percentage  of Fund      Owned
Mercantile Fund          Name and Address                      Ownership               of Class    Owned    Post-Closing
---------------          ----------------                      ---------------------  ---------- ---------- ------------
                         Bisys BD Services, Inc.               Institutional; 31,291     6.09%      0.50%       0.14%
                         P.O. Box 4054                         Record
                         Concord, CA 94524

                         Capino                                Institutional; 196,128   38.15%      3.15%       0.88%
                         P.O. Box 1787                         Record
                         Milwaukee, WI 53201

                         Band & Co.                            Trust; 4,895,872         91.77%     78.72%      21.92%
                         P.O. Box 1787                         Record
                         Milwaukee, WI 53201

                         Capino                                Trust; 277,042            5.19%      4.45%       1.24%
                         P.O. Box 1787                         Record
                         Milwaukee, WI 53201

National Municipal Bond
 Portfolio.............. National Financial Serv.              Investor A; 103,524      66.13%      0.39%       0.25%
                         200 Liberty St., 5th Fl.              Record
                         New York, NY 10281

                         Gail Ruga                             Investor A; 10,495        6.70%      0.04%       0.03%
                         430 W. 2nd St.                        Record
                         Chillicothe, OH 45601

                         Kim Wheeler                           Investor A; 10,495        6.70%      0.04%       0.03%
                         1003 S. 19th St.                      Record
                         Rogers, AR 72758

                         George Richardson & Amelia Richardson Investor A; 8,423         5.38%      0.03%       0.02%
                         2120 Ingalls Circle                   Record
                         O'Fallon, MO 63366

                         National Financial Serv.              Investor B; 66,875      100.00%      0.25%       0.16%
                         200 Liberty St., 5th Fl.              Record
                         New York, NY 10281

                         Band & Co.                            Trust; 25,637,601        99.21%     98.36%      61.46%
                         P.O. Box 1787                         Record
                         Milwaukee, WI 53201

                                  Table VI(C)

                                                                                                  Pro Forma
                                               Class; Amount of Shares             Percentage Percentage of the
                                               Owned;                   Percentage  of Fund      Fund Owned
Firstar Fund             Name and Address      Type of Ownership         of Class    Owned      Post-Closing
------------             ----------------      -----------------------  ---------- ---------- -----------------
U.S. Treasury Money
 Market Fund............ Band & Co.            Investor A; 89,298,602     67.51%     67.51%         2.15%
                         P.O. Box 2054         Record
                         Milwaukee, WI 53201

                         Fandl & Co.           Investor A; 37,781,000     28.56%     28.56%         0.91%
                         777 E. Wisconsin Ave. Record
                         Milwaukee, WI 53201

Tax-Exempt Money
 Market Fund............ Band & Co.            Investor A; 136,229,512    82.38%     82.38%        28.96%
                         P.O. Box 2054         Record
                         Milwaukee, WI 53201

                         Mercantile Bank NA    Investor A; 22,769,368     13.77%     13.77%         4.84%
                         P.O. Box 387          Record
                         St. Louis, MO 63166

MidCap Index Fund....... Band & Co.            Institutional; 1,103,053   11.21%     10.98%         7.22%
                         P.O. Box 2054         Record
                         Milwaukee, WI 53201

                         CapinCo               Institutional; 7,350,879   74.72%     73.20%        48.13%
                         P.O. Box 1787         Record
                         Milwaukee, WI 53201

                         Muggs & Co.           Institutional; 1,139,110   11.58%     11.34%         7.46%
                         P.O. Box 1787         Record
                         Milwaukee, WI 53201

                         Richard Bertrand      Investor A; 8,455           5.86%      0.08%         0.05%
                         2019 Hillside Ct.     Record
                         Delafield, WI 53018

                         Pamela Webster        Investor A; 8,107           5.62%      0.08%         0.05%
                         901 S. Raynor Ave.    Record
                         Union Grove, WI 53182

Balanced Income Fund.... Band & Co.            Institutional; 1,616,833   23.61%     19.50%        11.49%
                         P.O. Box 2054         Record
                         Milwaukee, WI 53201

                         CapinCo               Institutional; 1,705,932   24.91%     20.58%        12.13%
                         P.O. Box 1787         Record
                         Milwaukee, WI 53201

                         Muggs & Co.           Institutional; 3,524,254   51.46%     42.51%        25.05%
                         P.O. Box 1787         Record
                         Milwaukee, WI 53201

                         Dennis Singleton      Investor B; 24,341          5.87%      0.29%         0.17%
                         5031 Strathaven Dr.   Record
                         Dayton, OH 45424

  For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, such shareholder may be presumed to control such class.

  Firstar and Stellar have been advised by Firstar Bank, N.A., an affiliate of FIRMCO, that, with respect to the shares of each Stellar Fund over which Firstar Bank, N.A. has voting power, such shares may be voted by Firstar Bank, N.A. itself in its capacity as fiduciary.

  Quorum. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting but sufficient votes to approve the Reorganization Agreement are not received by Stellar or by one or more of the Stellar Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a plurality of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies that they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Stellar Funds (but not the other Stellar Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Funds.

  A quorum is constituted with respect to each of the share classes of each of the Stellar Funds by the presence in person or by proxy of the holders of more than 50% of the outstanding shares thereof entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power), will be treated as abstentions.

  Annual Meetings and Shareholder Meetings. Neither Stellar nor Firstar presently intends to hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of Stellar or Firstar have the right to call a meeting of shareholders.

                     ADDITIONAL INFORMATION ABOUT FIRSTAR

  Additional information about the (1) Retail A Shares and Retail B Shares of the Firstar non-money market funds is included in their prospectus and statement of additional information dated March 1, 2000; (2) Institutional Shares of the Firstar Money Market Funds is included in their prospectus and statement of additional information dated September 18, 2000 (as supplemented); (3) Y Shares of the Firstar non-money market funds is included in their prospectus and statement of additional information dated September 18, 2000 (as supplemented) and (4) Retail A, Retail B, Class Y and Institutional Shares of the Firstar U.S. Government Securities Fund and Firstar National Municipal Bond Fund is included in their prospectus and statement of additional information dated September 14, 2000 (as supplemented), copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Firstar at the address and telephone number set forth on the first page of this Proxy/Prospectus. Firstar is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Firstar can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Firstar listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

  Information included in this Proxy/Prospectus concerning Firstar was provided by Firstar.

                     ADDITIONAL INFORMATION ABOUT STELLAR

  Additional information about Stellar is included in their prospectuses and statement of additional information, dated March 31, 2000, copies of which have been filed with the SEC. Copies of these prospectuses and the related statement of additional information may be obtained without charge by writing or calling Stellar at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Stellar can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Stellar listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

  Information included in this Proxy/Prospectus concerning Stellar was provided by Stellar.

                             FINANCIAL STATEMENTS

  The annual financial statements and financial highlights of the Firstar Funds for the fiscal year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The unaudited semi-annual financial statements and financial highlights of the Firstar Funds for the fiscal period ended April 30, 2000 have also been incorporated by reference in the Statement of Additional Information to the Proxy/Prospectus.

  The annual financial statements and financial highlights of the Stellar Funds for the fiscal year ended November 30, 1999 incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus and elsewhere in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. The unaudited semi-annual financial statements and financial highlights of the Stellar Funds for the fiscal period ended May 31, 2000 have also been incorporated by reference in the Statement of Additional Information to the Proxy/Prospectus.

  The annual financial statements and financial highlights of the Mercantile U.S. Government Securities Portfolio and Mercantile National Municipal Bond Portfolio for the fiscal year ended November 30, 1999 have been audited by KPMG LLP, independent auditors to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The semi-annual financial statements and financial highlights of the Mercantile U.S. Government Securities Portfolio and Mercantile National Municipal Bond Portfolio for the 6-month period ended May 31, 2000 are unaudited and have been incorporated by reference into the Statement of Additional Information to this Proxy/Prospectus.

                                OTHER BUSINESS

  Stellar's Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention of Stellar that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to Stellar or to Firstar in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectuses.

                                     * * *

  Shareholders who do not expect to be present at the meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.

  Stellar will furnish, without charge, copies of its November 30, 1999 Annual Reports to any shareholder upon request addressed to: Firstar Stellar Funds c/o Firstar Mutual Fund Services, LLC, at P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by telephone at 1-800-677-FUND.

                                   APPENDIX I

                      AGREEMENT AND PLAN OF REORGANIZATION

                                 BY AND BETWEEN

                              FIRSTAR FUNDS, INC.

                                      AND

                             FIRSTAR STELLAR FUNDS

                            DATED AS OF JUNE 7, 2000

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
  1. CERTAIN DEFINITIONS................................................   I-2
  2. THE REORGANIZATION.................................................   I-2
  3. CALCULATIONS.......................................................   I-4
  4. VALUATION OF ASSETS................................................   I-8
  5. VALUATION TIMES....................................................   I-8
  6. EFFECTIVE TIME OF THE REORGANIZATION...............................   I-9
  7. TERMINATION OF STELLAR.............................................   I-9
  8. CERTAIN REPRESENTATIONS, WARRANTIES, COVENANTS AND AGREEMENTS OF     I-10
     STELLAR............................................................
  9. CERTAIN REPRESENTATIONS, WARRANTIES, COVENANTS AND AGREEMENTS OF     I-12
     FIRSTAR............................................................
 10. SHAREHOLDER ACTION ON BEHALF OF THE STELLAR FUNDS..................  I-13
 11. SHAREHOLDER ACTION ON BEHALF OF FIRSTAR............................  I-14
 12. N-14 REGISTRATION STATEMENT........................................  I-14
 13. FIRSTAR CONDITIONS.................................................  I-14
 14. STELLAR CONDITIONS.................................................  I-16
 15. TAX OPINION........................................................  I-17
 16. TAX DOCUMENTS......................................................  I-18
 17. FURTHER ASSURANCES.................................................  I-18
 18. TERMINATION OF REPRESENTATIONS AND WARRANTIES......................  I-18
 19. TERMINATION OF AGREEMENT...........................................  I-18
 20. AMENDMENT AND WAIVER...............................................  I-18
 21. GOVERNING LAW......................................................  I-18
 22. SUCCESSORS AND ASSIGNS.............................................  I-18
 23. BENEFICIARIES......................................................  I-19
 24. NOTICES............................................................  I-19
 25. EXPENSES...........................................................  I-19
 26. ENTIRE AGREEMENT...................................................  I-19
 27. COUNTERPARTS.......................................................  I-19
 28. FAILURE OF ONE FUND TO CONSUMMATE THE TRANSACTIONS.................  I-20
 29. NO BROKERS OR FINDERS..............................................  I-20
 30. VALIDITY...........................................................  I-20
 31. EFFECT OF FACSIMILE SIGNATURE......................................  I-20
 32. HEADINGS...........................................................  I-20
 33. FIRSTAR LIABILITY..................................................  I-20
 34. STELLAR LIABILITY..................................................  I-20

                     AGREEMENT AND PLAN OF REORGANIZATION

  This AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 7th day of June, 2000, by Firstar Funds, Inc. ("Firstar"), a Wisconsin corporation, and Firstar Stellar Funds ("Stellar"), a Massachusetts business trust.

                                  BACKGROUND

  WHEREAS, each of the parties hereto is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

  WHEREAS, Stellar offers the following investment portfolios: (1) Stellar Treasury Fund, (2) Stellar Tax-Free Money Market Fund, (3) Stellar U.S. Government Income Fund, (4) Stellar Insured Tax-Free Bond Fund, (5) Stellar Capital Appreciation Fund, and (6) Stellar Fund (each a "Reorganizing Stellar Fund" and collectively, the "Reorganizing Stellar Funds");

  WHEREAS, Stellar also offers the following investment portfolios: (1) Stellar Ohio Tax-Free Money Market Fund, (2) Stellar Strategic Income Fund,
(3) Stellar Growth Equity Fund, (4) Stellar Relative Value Fund, (5) Stellar Science and Technology Fund, and (6) Stellar International Equity Fund (each a "Continuing Stellar Fund" and collectively, the "Continuing Stellar Funds" and, together with the Reorganizing Stellar Funds, each a "Stellar Fund" and collectively, the "Stellar Funds");

  WHEREAS, Firstar currently offers, among others, the following investment portfolios: (1) Firstar U.S. Treasury Money Market Fund, (2) Firstar Tax-Exempt Money Market Fund, (3) Firstar U.S. Government Securities Fund, (4) Firstar National Municipal Bond Fund, (5) Firstar MidCap Index Fund, and (6) Firstar Balanced Income Fund (each an "Existing Firstar Fund" and collectively, the "Existing Firstar Funds");

  WHEREAS, Firstar has recently organized, or will soon organize, the following additional investment portfolios: (1) Firstar Ohio Tax-Free Money Market Fund, (2) Firstar Strategic Income Fund, (3) Firstar Large Cap Growth Fund, (4) Firstar Relative Value Fund, (5) Firstar Science & Technology Fund, and (6) Firstar Global Equity Fund (each a "Shell Firstar Fund" and collectively, the "Shell Firstar Funds," and, together with the Existing Firstar Funds, each a "Firstar Fund" and collectively, the "Firstar Funds");

  WHEREAS, each of the parties hereto desires, upon the terms and subject to the conditions set forth herein, to enter into and perform the reorganization described herein (the "Reorganization"), pursuant to which, among other things, at the respective times hereinafter set forth, (1) each Stellar Fund shall transfer substantially all of its respective Assets (as hereinafter defined), subject, in each case, to substantially all of its respective Liabilities (as hereinafter defined), to its Corresponding Firstar Fund (as hereinafter defined), in exchange for Retail A, Retail B or Institutional Shares issued by such Corresponding Firstar Fund (the shares issued to a Stellar Fund by its Corresponding Firstar Fund in exchange for substantially all of the Assets, subject to substantially all of the Liabilities, of such Stellar Fund in connection with the Reorganization, collectively, "Firstar Fund Shares"), and (2) each Stellar Fund shall then distribute to its shareholders of record, the Firstar Fund Shares received by or on behalf of such Stellar Fund;

  WHEREAS, each of the parties intends that the Shell Firstar Funds will have nominal assets and liabilities before the Reorganization and will continue the investment operations of the Continuing Stellar Funds; and

  WHEREAS, the parties intend that in connection with the Reorganization, Stellar shall be deregistered and terminated as described in this Agreement.

  NOW, THEREFORE, in consideration of the foregoing premises and the mutual covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and legal sufficiency of which are hereby acknowledged, the parties hereto, intending to be legally bound, hereby agree as follows:

  1. Certain Definitions. As used herein,

  (a) The term "Corresponding Firstar Fund" shall mean with respect to any Stellar Fund, the particular Firstar Fund, the name of which is set forth directly opposite the name of such Stellar Fund on Schedule A hereto.

  (b) The term "Corresponding Stellar Fund" shall mean with respect to any Firstar Fund, the particular Stellar Fund, the name of which is set forth directly opposite the name of such Firstar Fund on Schedule A hereto.

  (c) The term "Assets" shall mean all property and assets of every description and of any nature whatsoever including, without limitation, cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued), receivables (including dividend and interest receivables), deferred or prepaid expenses, good will and other intangible property, books and records, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Section 2(d) hereof.

  (d) The term "Liabilities" shall mean all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise, including, with respect to Stellar and each Stellar Fund, any obligation to indemnify Stellar's current Trustees, acting in their capacities as such, to the fullest extent permitted by law and Stellar's Amended and Restated Declaration of Trust ("Declaration of Trust") and By-laws, in each case as in effect as of the date of this Agreement.

  2. The Reorganization.

  (a) At the Applicable Effective Time of the Reorganization (as hereinafter defined), (i) each Stellar Fund shall transfer, assign and convey to its Corresponding Firstar Fund substantially all of the Assets, subject to substantially all of the Liabilities, of such Stellar Fund, and (ii) each such Corresponding Firstar Fund shall accept all such Assets and assume all such Liabilities, such that at and after the Applicable Effective Time of the
Reorganization: (1) substantially all of the Assets of each particular Stellar Fund shall become and be Assets of its Corresponding Firstar Fund, (2) substantially all of the Liabilities of each particular Stellar Fund shall become and be liabilities of, and shall attach to, its Corresponding Firstar Fund, and (3) such Liabilities of each particular Stellar Fund may thenceforth be enforced only against its Corresponding Firstar Fund to the same extent as if such Liabilities had been incurred by such Corresponding Firstar Fund, subject to any defense and/or set off that Stellar or such Stellar Fund was entitled to assert immediately prior to the Applicable Effective Time of the Reorganization with respect to any such Liability, and subject to any defense and/or set off that Firstar or such Corresponding Firstar Fund may from time to time be entitled to assert against the creditor thereof.

  (b) In exchange for the transfer of substantially all of the Assets of each Stellar Fund to its Corresponding Firstar Fund as provided in paragraph (a) above, each Firstar Fund shall assume substantially all of the Liabilities of its Corresponding Stellar Fund as provided in paragraph (a) above and shall also simultaneously issue, at the Applicable Effective Time of the Reorganization, to its Corresponding Stellar Fund, the number of full and fractional (to the third decimal place) Firstar Fund Shares of each class of such Firstar Fund, determined and adjusted as provided in Section 3 hereof.

  (c) Immediately upon receipt of the Firstar Fund Shares of such Firstar Fund in accordance with paragraph (b) above, each Stellar Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of such Stellar Fund at the Applicable Effective Time of the Reorganization (such shareholders of record of such Stellar Fund as of such time, collectively, the "Recordholders"), the respective Firstar Fund Shares that have been so received as follows:

    (i) With respect to the Stellar Treasury Fund, Recordholders of Class C Shares of such Stellar Fund will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class C Shares and Recordholders of Class Y Shares of such Stellar Fund will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class Y Shares;

    (ii) With respect to the Stellar Tax-Free Money Market Fund, Recordholders of Class C Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class C Shares and Recordholders of Class C Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class C Shares;

    (iii) With respect to the Stellar Ohio Tax-Free Money Market Fund, Recordholders of Class C Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class C Shares and Recordholders of Class C Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class C Shares;

    (iv) With respect to the Stellar Strategic Income Fund, Recordholders of Class A Shares of such Stellar Fund will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail B Shares of the Corresponding Firstar Fund with respect to such Class B Shares and Recordholders of Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class B Shares;

    (v) With respect to the Stellar U.S. Government Income Fund, Recordholders of Class A Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class A Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail B Shares of the Corresponding Firstar Fund with respect to such Class B Shares and Recordholders of Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class B Shares;

    (vi) With respect to the Stellar Insured Tax-Free Bond Fund, Recordholders of Class A Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class A Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail B Shares of the Corresponding Firstar Fund with respect to such Class B Shares and Recordholders of Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class B Shares;

    (vii) With respect to the Stellar International Equity Fund,
  Recordholders of Class A Shares of such Stellar Fund will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class A Shares;

    (viii) With respect to the Stellar Capital Appreciation Fund, Recordholders of Class A Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class A Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Retail B Shares of the Corresponding Firstar Fund with respect to such Class B Shares and Recordholders of Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class B Shares; and

    (ix) With respect to all other Stellar Funds, Recordholders of Class A Shares of such Stellar Fund will be credited with full and fractional Retail A Shares of the Corresponding Firstar Fund with respect to such Class A Shares, Recordholders of Class B Shares of such Stellar Fund will be credited with full and fractional Retail B Shares of the Corresponding Firstar Fund with respect to such Class B Shares, and Recordholders of Class Y Shares of such Stellar Fund will be credited with full and fractional Institutional Shares of the Corresponding Firstar Fund with respect to such Class Y Shares.

  (d) At the Applicable Effective Time of the Reorganization, each shareholder of record of a Stellar Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared before the Applicable Effective Time of the Reorganization shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Stellar Fund that such person held on the Distribution Record Date.

  (e) Promptly upon receipt of instructions from Stellar delivered pursuant to this paragraph (e), Firstar shall, in accordance with such instructions, record on its books the ownership, by the Recordholders, of the number and type of Firstar Fund Shares distributed to such Recordholders.

  (f) Stellar shall promptly cancel on its books all of the shares (including, without limitation, any treasury shares) of each Stellar Fund that has liquidated as provided in paragraph (c) above, and any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Firstar Fund Shares issued to such Stellar Fund in accordance with paragraph (b) above.

  (g) Upon completion of the tasks required by paragraphs (a) through (f) above with respect to each Stellar Fund, the transfer books of Stellar with respect to such Stellar Fund shall be permanently closed.

  3. Calculations.

  (a) The number of each class of Firstar Fund Shares of each Existing and Shell Firstar Fund issued to its Corresponding Stellar Fund pursuant to
Section 2(b) hereof will be determined as follows:

    (i) With respect to the Stellar Treasury Fund:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class C Shares of such Stellar Fund shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class Y Shares of such Stellar Fund shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (ii) With respect to the Stellar Tax-Free Money Market Fund:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class C Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class C Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (iii) With respect to the Stellar Ohio Tax-Free Money Market Fund:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class C Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class C Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (iv) With respect to the Stellar Strategic Income Fund:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail B Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (C) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (v) With respect to the Stellar U.S. Government Income Fund:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be divided with respect thereto;

      (C) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail B Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (D) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (vi) With respect to the Stellar Insured Tax-Free Bond Fund:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be divided with respect thereto;

      (C) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail B Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (D) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (vii) With respect to the Stellar International Equity Fund, the value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (viii) With respect to the Stellar Capital Appreciation Fund:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail A Share of its corresponding Firstar Fund that is to be delivered with respect thereto;

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

      (C) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased other than through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Retail B Share of its corresponding Firstar Fund that is to be delivered with respect thereto; and

      (D) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund purchased through an investment management, trust, custody or other agency relationship with Firstar Bank, N.A. shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

    (ix) With respect to all other Stellar Funds:

      (A) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class A Shares of such Stellar Fund shall be divided by the net asset value of one Retail A Share of its Corresponding Firstar Fund that is to be delivered with respect thereto;

      (B) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class B Shares of such Stellar Fund shall be divided by the net asset value of one Retail B Share of its Corresponding Firstar Fund that is to be delivered with respect thereto; and

      (C) The value (determined as of the Applicable Valuation Time (as hereinafter defined)) of such Stellar Fund's Assets that are conveyed, less the Liabilities that are assumed, at the Applicable Effective Time of the Reorganization (as hereinafter defined) and that are attributable to Class Y Shares of such Stellar Fund shall be divided by the net asset value of one Institutional Share of its Corresponding Firstar Fund that is to be delivered with respect thereto.

  (b) The net asset value of each class of Firstar Fund Shares shall be computed at the Applicable Valuation Time (as hereinafter defined) in the manner set forth in such Firstar Fund's then current prospectus under the Securities Act of 1933 (the "1933 Act"). The net asset value of shares of each class of a Stellar Fund shall be computed at the Applicable Valuation Time in the manner set forth in such Stellar Fund's then current prospectus under the 1933 Act.

  4. Valuation of Assets.

  (a) With respect to each Stellar Fund, the value of its Assets shall be the value of such Assets computed as of the time at which its net asset value is calculated at the Applicable Valuation Time (as hereinafter defined). The net asset value of the Stellar Fund Assets to be transferred to the Firstar Funds shall be computed by Stellar and shall be subject to adjustment by the amount, if any, agreed to by Stellar and the respective Stellar Funds and Firstar and the respective Firstar Funds. In determining the value of the securities transferred by a Stellar Fund to its Corresponding Firstar Fund, each security shall be priced in accordance with the pricing policies and procedures of such Stellar Fund as described in its then current prospectus(es) and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Stellar, provided that such determination shall be subject to the approval of Firstar. Firstar and Stellar agree to use all commercially reasonable efforts to resolve, prior to the Applicable Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Firstar Fund and those determined in accordance with the pricing policies and procedures of its Corresponding Stellar Fund.

  (b) It is understood and agreed that the net asset value of the Assets of those Stellar Funds that are money market funds shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Stellar; provided that if the difference between the per share net asset values of any such Stellar Fund and its Corresponding Firstar Fund equals or exceeds $0.0010 at the Applicable Valuation Time, as computed by using market values in accordance with the policies and procedures established by Stellar, either party shall have the right to postpone the Applicable Valuation Time and Applicable Effective Time of the Reorganization (as hereinafter defined) with respect to such Funds until such time as the per share difference is less than $0.0010.

  (c) At least fifteen (15) business days prior to the Applicable Effective Time of the Reorganization, each Stellar Fund will provide its Corresponding Firstar Fund with a schedule of its securities and other Assets and Liabilities of which it is aware, and such Firstar Fund will provide the Stellar Fund with a copy of the current investment objective and policies applicable to such Firstar Fund. Each Stellar Fund reserves the right to sell any of the securities or other Assets shown on the list of the Fund's Assets prior to the Applicable Effective Time of the Reorganization but will not, without the prior approval of Firstar, acquire any additional securities other than securities which the Corresponding Firstar Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten
(10) business days prior to the Applicable Effective Time of the Reorganization, each Firstar Fund will advise its Corresponding Stellar Fund of any investments of such Stellar Fund shown on such schedule which the Firstar Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Stellar Fund holds any investments that its Corresponding Firstar Fund would not be permitted to hold under its stated investment objective or policies, the Stellar Fund, if requested by the Firstar Fund and to the extent permissible and consistent with the Stellar Fund's own investment objective and policies, will dispose of such securities prior to the Applicable Effective Time of the Reorganization. In addition, if it is determined that the portfolios of the Stellar Fund and the Firstar Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Firstar Fund is or will be subject with respect to such investments, the Stellar Fund, if requested by the Firstar Fund and, to the extent permissible and consistent with the Stellar Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Applicable Effective Time of the Reorganization.

  5. Valuation Times. Subject to Section 4(b) hereof, the valuation time with respect to the Existing Firstar Funds and the Reorganizing Stellar Funds shall be 4:00 p.m., Eastern Time, on November 24, 2000, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "First Valuation Time"). Subject to Section 4(b) hereof, the valuation time with respect to the Shell Firstar Funds and the Continuing Stellar Funds shall be 4:00 p.m., Eastern Time, on December 8, 2000, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Second Valuation Time" and, together with the First Valuation Time, each an "Applicable Valuation Time"), provided that the Second Valuation Time shall be no less than one week following the First Valuation Time, unless otherwise agreed in writing by the parties hereto. Notwithstanding anything herein to the contrary, in the event that at an Applicable Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Firstar or Stellar, accurate appraisal of the value of the net assets of a Firstar Fund or a Stellar Fund is impracticable, such Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Firstar Funds and the Stellar Funds is practicable in the judgment of Firstar and Stellar.

  6. Effective Time of the Reorganization.

  (a) Delivery by each Reorganizing Stellar Fund of its respective Assets to its Corresponding Firstar Fund, delivery by such Corresponding Firstar Fund of its respective Firstar Fund Shares to such Reorganizing Stellar Fund, and liquidation of each such Reorganizing Stellar Fund, in each case, pursuant to
Section 2 hereof, shall occur at the opening of business on the next business day following the First Valuation Time (or on such other date following the First Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Existing Firstar Funds and the Reorganizing Stellar Funds. To the extent any Assets of any Reorganizing Stellar Fund are, for any reason, not transferred to its Corresponding Firstar Fund at the Applicable Effective Time of the Reorganization with respect to such Funds, Stellar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

  (b) Delivery by each Continuing Stellar Fund of its respective Assets to its Corresponding Firstar Fund, delivery by each such Corresponding Firstar Fund of its respective Firstar Fund Shares to such Continuing Stellar Fund, and the liquidation of each such Continuing Stellar Fund, in each case, pursuant to
Section 2 hereof, shall occur at the opening of business on the next business day following the Second Valuation Time (or on such other date following the Second Valuation Time as is agreed to in writing by an authorized officer of each of the parties). The date and time at which the above-described actions are taken shall be the "Applicable Effective Time of the Reorganization" with respect to the Shell Firstar Funds and the Continuing Stellar Funds. To the extent any Assets of any Continuing Stellar Fund are, for any reason, not transferred at the Applicable Effective Time of the Reorganization with respect to such Funds, Stellar shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

  7. Termination of Stellar. Promptly following the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and their Corresponding Stellar Funds, Stellar shall file an application pursuant to
Section 8(f) of the 1940 Act for an order declaring that Stellar has ceased to be an investment company; provided that until such order is granted, Stellar shall continue to comply with all of its obligations as a registered investment company under the 1940 Act and under any and all other applicable state and federal securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Stellar shall, promptly after the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and their Corresponding Stellar Funds, file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 Notice, with respect to such Stellar Fund(s). All reporting and other obligations of Stellar shall remain the exclusive responsibility of Stellar up to and including the date on which such Stellar Fund is deregistered and terminated. In addition, promptly following the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and their Corresponding Stellar Funds, Stellar shall be terminated pursuant to its Declaration of Trust and shall take all other steps necessary and proper to effect its complete termination. Without limiting the generality of the foregoing, (a) the affairs of Stellar shall be immediately wound up, its contracts discharged and its business liquidated; and (b) the Trustees of Stellar shall execute and lodge among the records of Stellar an instrument in writing setting forth the fact of such termination.

  8. Certain Representations, Warranties, Covenants and Agreements of Stellar. Stellar, on behalf of itself and each of the Stellar Funds, represents, warrants, covenants and agrees as follows:

    (a) Stellar is validly existing under the laws of the Commonwealth of Massachusetts as a trust with transferable shares of the type customarily referred to as a Massachusetts business trust.

    (b) Stellar is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

    (c) Stellar has the power to own all of its Assets and, subject to the approval of shareholders referred to in Section 10 hereof, to carry out and consummate the transactions contemplated herein. Stellar has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon receipt by Stellar of an exemptive order under Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

    (d) This Agreement has been duly and validly authorized, executed and delivered by Stellar, and represents the legal, valid and binding obligation of Stellar, enforceable against Stellar in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 34 of this Agreement, may not be enforceable. The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated by this Agreement will not, violate Stellar's Declaration of Trust or By-laws or any other organizational document of Stellar or any material agreement, contract or other arrangement to which Stellar is a party or by which Stellar or its properties or Assets may be bound, subject or affected.

    (e) Each Stellar Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"), and each Stellar Fund currently qualifies, and shall continue to qualify, as a regulated investment company under such Part for its taxable year that includes the date on which the Applicable Effective Time of the Reorganization occurs.

    (f) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including, without limitation, interest, additions to tax, and penalties thereon (collectively, "Taxes"), that relate to the Assets of Stellar or of any Stellar Fund, and that are either due or properly shown to be due on any return filed by Stellar or by any Stellar Fund have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to Stellar's knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Stellar (or with respect to any Assets of any Stellar Fund).

    (g) All federal and other tax returns and reports of Stellar and each Stellar Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization, have been or will be filed in a timely manner, and all federal and other taxes owed by Stellar on behalf of the Stellar Funds, have been or will be timely paid so far as due, and to the best of Stellar's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

    (h) The financial statements of each of the Stellar Funds for its respective fiscal year ended November 30, 1999, examined by Arthur Andersen LLP, and the unaudited financial statements of each of the Stellar Funds for its respective six-month period ended May 31, 2000, copies of which have been previously furnished to Firstar, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such Stellar Fund as of the dates indicated therein and (ii) the results of operations of such Stellar Fund for the periods indicated.

    (i) Prior to or as of the First Valuation Time, each of the Reorganizing Stellar Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to or as of the First Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before November 30, 1999 and for the period from said date to and including the Applicable Effective Time of the Reorganization (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before November 30, 1999 and in the period from said date to and including the Applicable Effective Time of the Reorganization.

    (j) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Stellar Fund, all Liabilities of such Stellar Fund which are required to be reflected in the net asset value per share of shares of such Stellar Fund in accordance with applicable law are reflected in the net asset value per share of such Stellar Fund.

    (k) To Stellar's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Stellar Fund there shall be, no legal, administrative or other proceedings or investigations pending or, to Stellar's knowledge, threatened against or otherwise involving Stellar or any Stellar Fund which could result in liability on the part of Stellar or any Stellar Fund.

    (l) Subject to the approval of shareholders referred to in Section 10 hereof, at both the First Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Reorganizing Stellar Fund, Stellar, on behalf of each Reorganizing Stellar Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Reorganizing Stellar Fund. Upon delivery and payment for the Assets of the Reorganizing Stellar Funds as contemplated in Section 2(b) above, each Corresponding Firstar Fund shall acquire good and marketable title to the Assets of its Corresponding Stellar Fund, in each case, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

    (m) Subject to the approval of shareholders referred to in Section 10 hereof, at both the Second Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Continuing Stellar Fund, Stellar, on behalf of each Continuing Stellar Fund, shall have full right, power and authority to sell, assign, transfer and deliver the Assets of such Continuing Stellar Fund. Upon delivery and payment for the Assets of the Continuing Stellar Fund, as contemplated in Section 2(b) above, each Shell Firstar Fund shall acquire good and marketable title to the Assets of its Corresponding Stellar Fund, in each case, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

    (n) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation by Stellar and by each Stellar Fund of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

    (o) On the effective date of the N-14 Registration Statement (as hereinafter defined), at the time of the shareholders' meeting referred to in Section 10 hereof and at each Applicable Effective Time of the Reorganization, the registration statement filed by Firstar on Form N-14 relating to the shares of each Firstar Fund that will be registered with the SEC pursuant to this Agreement, together with any and all supplements and amendments thereto and the documents contained or incorporated therein by reference, as supplemented and amended, including, without limitation, the proxy statement of Stellar and the prospectuses of Stellar and Firstar with respect to the transactions contemplated by this Agreement (such registration statement, together with such supplements and amendments and the documents contained therein or incorporated therein by reference, as supplemented and amended, the "N-14 Registration Statement") shall with respect to Stellar and each Stellar Fund: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

    (p) All of the issued and outstanding shares of each of the Stellar Funds have been duly and validly issued, are fully paid and non-assessable, and were offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). All shares of any Stellar Fund issued on or after the date hereof shall be duly and validly issued, fully paid and non-assessable and offered for sale and sold in conformity with all applicable federal and state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). No shareholder of any of the Stellar Funds has, or will hereafter have, any statutory or contractual preemptive right of subscription or purchase in respect of any shares of any Stellar Fund.

    (q) Stellar shall not sell or otherwise dispose of any Firstar Fund Shares received in the transactions contemplated herein, except in distribution to the Recordholders as contemplated herein.

  9. Certain Representations, Warranties, Covenants and Agreements of Firstar. Firstar, on behalf of itself and each of the Firstar Funds, represents, warrants, covenants and agrees as follows:

    (a) Firstar is a corporation duly organized, validly existing and in good standing under the laws of the State of Wisconsin.

    (b) Firstar is duly registered with the SEC as an open-end, management investment company under the 1940 Act and such registration is in full force and effect as of the date hereof.

    (c) Firstar has the power to own all of its Assets and, subject to the approval of shareholders and the filing of the Articles of Amendment to the Articles of Incorporation of Firstar referred to in Section 11 hereof, to carry out and consummate the transactions contemplated herein. Firstar has all necessary federal, state and local authorizations, licenses and approvals necessary or desirable to carry on its business as such business is now being conducted and, upon the filing of the Articles of Amendment to the Articles of Incorporation of Firstar referred to in Section 11 hereof and receipt by Firstar of an exemptive order under Section 17 of the 1940 Act, to consummate the transactions contemplated by this Agreement.

    (d) This Agreement has been duly and validly authorized, executed and delivered by Firstar, and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with the terms hereof, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles and provided that the provisions of this Agreement intended to limit liability for particular matters to an investment portfolio and its assets, including but not limited to Section 33 of this Agreement, may not be enforceable. Subject to the filing of the Articles of Amendment to the Articles of Incorporation of Firstar referred to in Section 11 hereof, the execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of Firstar or any other organizational document of Firstar, or any material agreement, contract or other arrangement to which Firstar is a party or by which Firstar or its properties or Assets may be bound, subject or affected.

    (e) Each Firstar Fund has elected to qualify, and has qualified as of and since its first taxable year, as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, and each Firstar Fund has been a regulated investment company under such Part at all times since the end of its first taxable year when it so qualified. Each Firstar Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

    (f) All Taxes that relate to the Assets of Firstar or of any Firstar Fund, and that are either due or properly shown to be due on any return filed by Firstar or any Firstar Fund, have been (or as of the Applicable Effective Time of the Reorganization shall have been) fully and timely paid or provided for; and, to Firstar's knowledge, there are no levies, liens or other encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Firstar (or with respect to any Assets of any Firstar Fund).

    (g) All federal and other tax returns and reports of Firstar and each Firstar Fund required by law to be filed on or before the Applicable Effective Time of the Reorganization have been or will be filed in a timely manner, and all federal and other taxes owed by Firstar on behalf of the Firstar Funds have been or will be timely paid so far as due, and to the best of Firstar's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

    (h) The financial statements of each of the Firstar Funds for its respective fiscal year ended October 31, 1999, examined by PricewaterhouseCoopers LLP, and the unaudited financial statements of each of the Firstar Funds for its respective six-month period ended April 30, 2000, copies of which have been previously furnished to Stellar, present fairly and in conformity with generally accepted accounting principles consistently applied (i) the financial condition of such Firstar Fund as of the dates indicated therein and (ii) the results of operations of such Firstar Fund for the periods indicated.

    (i) At the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund, all Liabilities of such Firstar Fund which are required to be reflected in the net asset value per share of the Firstar Fund Shares issued by such Firstar Fund pursuant to this Agreement in accordance with applicable law are reflected in the net asset value per share of such Firstar Fund.

    (j) To Firstar's knowledge, there are currently, and at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization with respect to each Firstar Fund there shall be, no legal, administrative or other proceedings or investigations pending or, to Firstar's knowledge, threatened against or otherwise involving Firstar or any Firstar Fund which could result in liability on the part of Firstar or any Firstar Fund.

    (k) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity is required for the consummation by Firstar and by each Firstar Fund of the transactions contemplated by this Agreement except (i) the filing of Articles of Amendment to the Articles of Incorporation of Firstar referred to in
  Section 11 hereof or (ii) as may be required by the 1933 Act, the 1934 Act, the 1940 Act or state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

    (l) On the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 10, and at each Applicable Effective Time of the Reorganization, the N-14 Registration Statement shall with respect to Firstar and each of the Firstar Funds: (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder), and (ii) not contain any untrue statement of a material fact or omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

    (m) The Firstar Fund Shares to be issued and delivered to each Stellar Fund pursuant to the terms hereof shall have been duly authorized as of the Applicable Effective Time of the Reorganization and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of any Firstar Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

    (n) For the period beginning at the Applicable Effective Time of the Reorganization with respect to the Shell Firstar Funds and the Continuing Stellar Funds and ending not less than four years thereafter, Firstar shall provide or cause to be provided, liability coverage for the Trustees and officers of Stellar which covers the actions of such Trustees and officers of Stellar for the period they served as such and is at least comparable to the liability coverage currently applicable to the Trustees and officers of Stellar. Firstar agrees that all rights to indemnification existing in favor of the Stellar Trustees, acting in their capacities as such, under Stellar's Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization as obligations of Firstar, shall continue in full force and effect without any amendment thereto, and shall constitute rights which may be asserted against Firstar.

  10. Shareholder Action on Behalf of the Stellar Funds. As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Applicable Effective Time of the Reorganization, and as a condition to the consummation of the transactions contemplated hereby, the Board of Trustees of Stellar shall call, and Stellar shall hold, a meeting of the shareholders of each of the Stellar Funds for the purpose of considering and voting upon:

    (a) Approval of this Agreement and the transactions contemplated hereby, including, without limitation, the transfer by such Stellar Fund to its Corresponding Firstar Fund, of substantially all of the Assets belonging to such Stellar Fund and the assumption by such Corresponding Firstar Fund of substantially all of the Liabilities of such Stellar Fund, in exchange for the Firstar Fund Shares issued by such Corresponding Firstar Fund to such Stellar Fund, in each case, in accordance with, and at the respective times set forth in, Section 2 hereof.

    (b) The liquidation of such Stellar Fund through the distribution of the Firstar Fund Shares received by such Stellar Fund to the Recordholders of the Stellar Fund as described in this Agreement.

    (c) Such other matters as may be determined by the Board of Trustees of Stellar.

  11. Shareholder Action on Behalf of Firstar. Prior to the Effective Time of the Reorganization with respect to the Existing Firstar Funds and as a condition to the consummation of the transactions contemplated hereby, (i) the Board of Directors of Firstar shall call, and Firstar shall hold, a meeting of the shareholders of Firstar for the purpose of considering and voting upon the approval of Articles of Amendment to the Articles of Incorporation of Firstar to enable Firstar to issue more than 30 classes of common stock (the "Articles of Amendment"), and such other matters as may be determined by the Board of Directors of Firstar, and (ii) provided that the approval required of Firstar's shareholders is obtained, the Articles of Amendment shall be filed with the office of the Department of Financial Institutions of the State of Wisconsin.

  12. N-14 Registration Statement. Firstar shall file the N-14 Registration Statement. Firstar and Stellar have cooperated and shall continue to cooperate with each other and have furnished and shall continue to furnish each other with the information relating to themselves that is required by the 1933 Act, the 1934 Act, the 1940 Act and applicable state securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder) to be included in the N-14 Registration Statement and the information relating to themselves that is necessary to ensure that the N-14 Registration Statement does not contain any untrue statement of a material fact and to ensure that the N-14 Registration Statement does not omit to state a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

  13. Firstar Conditions. The obligations of Firstar (and of each respective Firstar Fund) hereunder shall be subject to the following conditions precedent:

    (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Stellar (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by the shareholders of each of the Stellar Funds, in each case, in the manner required by law.

    (b) The Articles of Amendment shall have been approved by the shareholders of Firstar and filed with the office of the Department of Financial Institutions of the State of Wisconsin.

    (c) Stellar shall have duly executed and delivered to Firstar, on behalf of each Stellar Fund, such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Firstar may deem necessary or desirable to transfer to the Corresponding Firstar Fund of such Stellar Fund, all of the right, title and interest of such Stellar Fund in and to substantially all of the respective Assets of such Stellar Fund. In each case, the Assets of each Stellar Fund so transferred shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

    (d) All representations and warranties of Stellar made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any Stellar Fund or of Stellar since the date of the most recent financial statements referred to in Section 8(h), other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 8(h). At the Applicable Effective Time of the Reorganization, Firstar shall have received a certificate from the President or Vice President of Stellar, dated as of such date, certifying on behalf of Stellar that as of such date each of the conditions set forth in this clause (d) have been met.

    (e) Firstar shall have received opinions of Drinker Biddle & Reath, LLP, counsel to Stellar, addressed to Firstar, in form and substance reasonably satisfactory to Firstar, and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to Firstar:
  (i) Stellar has been duly organized and is validly existing under the laws of the Commonwealth of Massachusetts as a trust with transferable shares of the type customarily referred to as a Massachusetts business trust; (ii) this Agreement and the Transfer Documents have been duly and validly authorized, executed and delivered by Stellar and represent the legal, valid and binding obligations of Stellar, enforceable against Stellar in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular Stellar Fund and its Assets, including but not limited to Section 34 of this Agreement;
  (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-laws of Stellar or any material agreement known to counsel to which Stellar is a party or by which Stellar may be bound; and (iv) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Stellar of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Massachusetts securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinions may rely on opinions of Sullivan & Worcester LLP to the extent set forth in each such opinion.

    (f) The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Firstar, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement and all such permits, licenses and other authorizations shall be in full force and effect at such time.

    (g) At the Applicable Effective Time of the Reorganization, Stellar shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Stellar prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and Firstar shall have received a certificate from the President or Vice President of Stellar, dated as of such date, certifying on behalf of Stellar that the conditions set forth in this clause (g) have been, and continue to be, satisfied.

    (h) Stellar's agreements with each of its service contractors shall have terminated at the Applicable Effective Time of the Reorganization and each party shall have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

    (i) Firstar shall have received the tax opinions provided for in Section 15 hereof.

    (j) Firstar shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

  14. Stellar Conditions. The obligations of Stellar (and of each respective Stellar Fund) hereunder shall be subject to the following conditions precedent:

    (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of Firstar (including the determinations required by Rule 17a-8(a) under the 1940 Act) and by the shareholders of each of the Stellar Funds, in each case, in the manner required by law.

    (b) The Articles of Amendment shall have been approved by the shareholders of Firstar and filed with the office of the Department of Financial Institutions of the State of Wisconsin.

    (c) All representations and warranties of Firstar made in this Agreement shall be true and correct in all material respects on the date hereof, at the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, in each case, as if made at and as of such time. As of the Applicable Valuation Time and at the Applicable Effective Time of the Reorganization, there shall have been no material adverse change in the financial position of any Firstar Fund or of Firstar since the date of the most recent financial statements referred to in Section 9(h) other than those changes (including, without limitation, changes due to net redemptions) incurred in the ordinary course of business as an investment company since the date of the most recent financial statements referred to in Section 9(h). At the Applicable Effective Time of the Reorganization, Stellar shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that as of such date each of the conditions set forth in this clause (c) have been met.

    (d) Stellar shall have received opinions of Drinker Biddle & Reath LLP, counsel to Firstar, addressed to Stellar in form and substance reasonably satisfactory to Stellar and dated the Applicable Effective Time of the Reorganization, to the effect that as of the date of such opinion, and subject to qualifications and conditions reasonably acceptable to Stellar:
  (i) Firstar is a corporation duly organized, validly existing and in good standing under the laws of the State of Wisconsin; (ii) the shares of each Existing or Shell Firstar Fund, as appropriate, to be delivered to its Corresponding Stellar Fund are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such Firstar Fund, and to such counsel's knowledge, no shareholder of any Firstar Fund has any statutory preemptive right to subscription or purchase in respect thereof;
  (iii) this Agreement has been duly and validly authorized, executed and delivered by Firstar and represents the legal, valid and binding obligation of Firstar, enforceable against Firstar in accordance with the terms hereof, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, fraudulent transfer or conveyance and similar laws relating to or affecting creditors' rights and remedies generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to the availability of any specific or equitable relief of any kind, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a particular Firstar Fund and its Assets, including but not limited to Section 33 of this Agreement; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of Firstar, or any material agreement known to such counsel to which Firstar is a party or by which Firstar may be bound; and
  (v) to such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Firstar of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Wisconsin corporate and securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). Such opinions may rely on opinions of Foley & Lardner to the extent set forth in each such opinion.

    (e) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or, to the knowledge of Stellar, contemplated by the SEC, and the parties shall have received all permits, licenses and other authorizations necessary under applicable state securities laws to consummate the transactions contemplated by this Agreement, and all such permits and other authorizations shall be in full force and effect at such time.

    (f) At the Applicable Effective Time of the Reorganization, Firstar shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by Firstar prior to or at the Applicable Valuation Time and the Applicable Effective Time of the Reorganization and Stellar shall have received a certificate from the President or Vice President of Firstar, dated as of such date, certifying on behalf of Firstar that the conditions set forth in this clause (f) have been, and continue to be, satisfied.

    (g) Stellar shall have received the tax opinions provided for in Section 15 hereof.

    (h) Stellar shall have received any necessary exemptive relief from the SEC with respect to Section 17(a) of the 1940 Act.

  15. Tax Opinion. Firstar and Stellar shall receive opinions of Drinker Biddle & Reath LLP addressed to both Firstar and Stellar in a form reasonably satisfactory to them, and dated as of the Applicable Effective Time of the Reorganization, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinions, and subject to qualifications and exceptions reasonably acceptable to the parties:

    (a) The Reorganization will consist of twelve "reorganizations" within the meaning of Section 368(a) of the Code, and each Stellar Fund and the Corresponding Firstar Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization;

    (b) In accordance with Section 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by any Stellar Fund upon the transfer of substantially all of its Assets and substantially all of its Liabilities to the Corresponding Firstar Fund in exchange for the Firstar Fund Shares of the Corresponding Firstar Fund;

    (c) In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by each Firstar Fund upon the receipt of substantially all of the Assets and assumption of substantially all of the Liabilities of the Corresponding Stellar Fund in exchange for the Firstar Fund Shares;

    (d) In accordance with Section 362(b) of the Code, the basis of each Stellar Fund's Assets received by the Corresponding Firstar Fund pursuant to the Reorganization will be the same as the basis of those Assets in the hands of the Stellar Fund immediately prior to the Reorganization;

    (e) In accordance with Section 1223(2) of the Code, the holding period of each Stellar Fund's Assets in the hands of the Corresponding Firstar Fund will include the period for which such Assets have been held by the Stellar Fund;

    (f) In accordance with Section 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by any Stellar Fund on the distribution to its shareholders of the Firstar Fund Shares to be received by the Stellar Fund in the Reorganization;

    (g) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of any Stellar Fund upon their receipt of the Corresponding Firstar Fund Shares in exchange for such shareholders' shares of the Stellar Fund;

    (h) In accordance with Section 358(a)(1) of the Code, the basis of the Firstar Fund Shares received by the shareholders of each Corresponding Stellar Fund will be the same as the basis of the Stellar Fund shares surrendered by such shareholders pursuant to the Reorganization;

    (i) In accordance with Section 1223(1) of the Code, the holding period for the Firstar Fund Shares received by each Stellar Fund shareholder will include the period during which such shareholder held the Stellar Fund shares surrendered therefor, provided that such Stellar Fund shares are held as a capital asset in the hands of such Stellar Fund shareholder on the date of the exchange; and

    (j) Each Firstar Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Corresponding Stellar Fund as of the Applicable Effective Time of the Reorganization, subject to the conditions and limitations specified in the Code.

  In rendering such opinions described in this paragraph, Drinker Biddle & Reath LLP may require and, to the extent it deems necessary and appropriate, may rely upon representations made in certificates of Firstar Funds and Stellar Funds, their affiliates, and principal shareholders.

  16. Tax Documents. Stellar shall deliver to Firstar at the Applicable Effective Time of the Reorganization, confirmations and/or other evidence satisfactory to Firstar as to the adjusted tax basis of the Assets of each Stellar Fund delivered to a Firstar Fund in accordance with the terms of this Agreement.

  17. Further Assurances. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other party hereto each of the items required under this Agreement as a condition to such other party's obligations hereunder. In addition, Stellar shall deliver or cause to be delivered to Firstar, each account, book, record and other document of Stellar required to be maintained by Stellar pursuant to
Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of whose possession they are in).

  18. Termination of Representations and Warranties. The representations and warranties of the parties set forth in this Agreement shall terminate upon the consummation of the transactions contemplated herein; provided, however, that nothing contained in this Section 18 shall be construed (a) to terminate the obligations of each Firstar Fund to discharge the Liabilities of the Corresponding Stellar Fund assumed pursuant to Section 2(b) hereof, or (b) to terminate the obligations of Firstar to provide liability coverage for the Trustees and officers of Stellar and to indemnify the Trustees of Stellar, in each case, pursuant to the covenants set forth in Section 9(n) hereof.

  19. Termination of Agreement. This Agreement may be terminated by a party at any time at or prior to the Applicable Effective Time of the Reorganization by a vote of a majority of such party's Board of Directors or Trustees, as applicable, as provided below:

    (a) By Firstar if the conditions set forth in Section 13 are not satisfied as specified in said Section;

    (b) By Stellar if the conditions set forth in Section 14 are not satisfied as specified in said Section; or

    (c) By mutual consent of both parties.

  If a party terminates this Agreement because one or more of its conditions have not been fulfilled, or if this Agreement is terminated by mutual consent, this Agreement will become null and void insofar as it is so terminated without any liability of any party to the other parties except as otherwise provided herein.

  20. Amendment and Waiver. At any time prior to or (to the fullest extent permitted by applicable law) after approval of this Agreement by the shareholders of Stellar in accordance with Section 10 hereof, (a) the parties hereto may, by written agreement authorized by their respective Boards of Directors or Trustees, as the case may be, and with or without the approval of their shareholders, amend, modify or terminate any of the provisions of this Agreement, and (b) any party may waive any breach by any other party or any failure by any other party to satisfy any of the conditions to the obligations of the waiving party (such waiver to be in writing and authorized by an authorized officer of the waiving party) with or without the approval of such party's shareholders.

  21. Governing Law. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the internal laws of the State of Wisconsin, without giving effect to the conflicts of law principles of such state.

  22. Successors and Assigns. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by any party without the prior written consent of the other party.

  23. Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto (including, without limitation, any shareholder of Firstar or Stellar), other than (a) the Trustees and officers of Stellar with respect to the covenants set forth in Section 9(n) hereof and (b) the successors and permitted assigns of the parties.

  24. Notices. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case, properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

  If to Firstar:

  Firstar Funds, Inc.
  615 East Michigan Street
  P.O. Box 3011
  Milwaukee, Wisconsin 53201-3011

  With copies to:

  W. Bruce McConnel, Esq.
  Drinker Biddle & Reath LLP
  One Logan Square
  18th & Cherry Streets
  Philadelphia, Pennsylvania 19103-6996
  Telecopier Number: (215) 988-2757

  If to Stellar:

  Stellar Mutual Funds, Inc.
  615 E. Michigan Street
  Milwaukee, WI 53202

  With copies to:

  Kenneth L. Greenberg, Esq.
  Drinker Biddle & Reath LLP
  One Logan Square
  18th & Cherry Streets
  Philadelphia, PA 19103-6996
  Telecopier Number: (215) 988-2757

  25. Expenses. With regard to the expenses incurred by Stellar and Firstar in connection with this Agreement and the transactions contemplated hereby, Firstar Investment Research & Management Company, LLC, shall bear such expenses or cause one of its affiliates to bear such expenses.

  26. Entire Agreement. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

  27. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

  28. Failure of One Fund to Consummate the Transactions. Subject to the conditions set forth in this Agreement, and provided that the Reorganization shall continue to qualify for tax-free treatment under the Code, the failure of one Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Fund, and the provisions of this Agreement shall be construed to effect this intent.

  29. No Brokers or Finders. Each of the parties, on behalf of both itself and each of its Funds, hereby represents and warrants to the other party hereto that that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

  30. Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

  31. Effect of Facsimile Signature. A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any Transfer Document shall have the same effect as if executed in the original by such officer.

  32. Headings. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  33. Firstar Liability. Both parties specifically acknowledge and agree that any liability of Firstar under this Agreement with respect to a particular Firstar Fund, or in connection with the transactions contemplated herein with respect to a particular Firstar Fund, shall be discharged only out of the assets of the particular Firstar Fund and that no other portfolio of Firstar shall be liable with respect thereto.

  34. Stellar Liability. The names "Firstar Stellar Funds" and "Trustees of Firstar Stellar Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust, dated January 23, 1989, as amended and restated on May 13, 1999, which is hereby referred to and a copy of which is on file at the office of the Secretary of State of the Commonwealth of Massachusetts and at the principal office of Stellar. The obligations of Stellar entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Stellar personally, but bind only the trust property, and all persons dealing with any series of shares of Stellar must look solely to the trust property belonging to such series for the enforcement of any claims against Stellar.

  Both parties specifically acknowledge and agree that any liability of Stellar under this Agreement with respect to a Stellar Fund, or in connection with the transactions contemplated herein with respect to a particular Stellar Fund, shall be discharged only out of the assets of the particular Stellar Fund and that no other portfolio of Stellar shall be liable with respect thereto.

                                          [SIGNATURES OMITTED]

                                   SCHEDULE A

        Stellar Fund and Share Class                 Firstar Fund and Share Class
        ----------------------------                 ----------------------------
Stellar Treasury Fund                          Firstar U.S. Treasury Money Market Fund
Class C Shares                                 Retail A Shares
Class Y Shares                                 Institutional Shares

Stellar Tax-Free Money Market Fund             Firstar Tax-Exempt Money Market Fund
Class C Shares purchased other than through    Retail A Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.

Stellar Ohio Tax-Free Money Market Fund        Firstar Ohio Tax-Free Money Market Fund
Class C Shares purchased other than through    Retail A Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class C Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.

Stellar Strategic Income Fund                  Firstar Strategic Income Fund
Class A Shares                                 Retail A Shares
Class B Shares purchased other than through    Retail B Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.

Stellar U.S. Government Income Fund            Firstar U.S. Government Securities Fund
Class A Shares purchased other than through    Retail A Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased other than through    Retail B Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.

        Stellar Fund and Share Class                 Firstar Fund and Share Class
        ----------------------------                 ----------------------------
Stellar Insured Tax-Free Bond Fund             Firstar National Municipal Bond Fund
Class A Shares purchased other than through    Retail A Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased other than through    Retail B Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.

Stellar Growth Equity Fund                     Firstar Large Cap Growth Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares

Stellar Relative Value Fund                    Firstar Relative Value Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares

Science & Technology Fund                      Firstar Science & Technology Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares

Stellar Fund                                   Firstar Balanced Income Fund
Class A Shares                                 Retail A Shares
Class B Shares                                 Retail B Shares
Class Y Shares                                 Institutional Shares

Stellar Capital Appreciation Fund              MidCap Index Fund
Class A Shares purchased other than through    Retail A Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class A Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased other than through    Retail B Shares
 an investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.
Class B Shares purchased through an            Institutional Shares
 investment management, trust, custody or
 other agency relationship with Firstar Bank,
 N.A.

Stellar International Equity Fund              Firstar Global Equity Fund
Class A Shares                                 Institutional Shares

                         MERCANTILE MUTUAL FUNDS, INC.
                     c/o Firstar Mutual Fund Services, LLC
                                 P.O. Box 3011
                       Milwaukee, Wisconsin  53201-3011
                               1-(800)-452-2724


                                 FIRSTAR FUNDS
                           615 East Michigan Street
                                 P.O. Box 3011
                       Milwaukee, Wisconsin  53201-3011
                               1-(800)-677-3863


                      STATEMENT OF ADDITIONAL INFORMATION

(November 24, 2000 Special Meeting of Shareholders of Mercantile Mutual Funds,
                                     Inc.)


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated October 7, 2000 ("Combined Proxy Statement/Prospectus") for the Special Meeting of Shareholders of the Mercantile Mutual Funds, Inc. ("Mercantile") to be held on November 24, 2000. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing or calling Mercantile or Firstar Funds ("Firstar") at the addresses or telephone numbers set forth above.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

     Incorporation of Documents by Reference in Statement of Additional
Information:

     Further information about the Class A, Class B and Institutional Shares of the Firstar Intermediate Bond Fund (formerly the Intermediate Bond Market Fund), Tax-Exempt Intermediate Bond Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Large Cap Core Equity Fund (formerly the Growth Fund), Small Cap Core Equity Fund (formerly the Emerging Growth Fund), and International Growth Fund (formerly the Core International Equity Fund) is contained in and incorporated herein by reference to the Statement of Additional Information dated March 1, 2000 (as revised March 17, 2000).

     Further information about the Institutional Shares of the Firstar U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund and Class Y Shares of the Firstar Intermediate Bond Fund (formerly the Intermediate Bond Market
Fund), Tax-Exempt Intermediate Bond Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Large Cap Core Equity Fund (formerly the Growth
Fund), Small Cap Core Equity Fund (formerly the Emerging Growth Fund), and International Growth Fund (formerly the Core International Equity Fund) is contained in and incorporated herein by reference to the Statement of Additional Information dated September 14, 2000, as supplemented.

     Further information about the Class A Shares, Class B Shares, Class Y Shares and Institutional Shares of the Firstar U.S. Government Income Fund, Aggregate Bond Fund, and

National Municipal Bond Fund is contained in and incorporated herein by reference to the Statement of Additional Information dated September 18, 2000, as supplemented.

     Further information about the Class A Shares of the Firstar Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund is contained in and incorporated herein by reference to the Statement of Additional Information dated March 1, 2000, as supplemented.

     Further information about the Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares of the Mercantile Treasury Money Market Portfolio, Money Market Portfolio, Tax-Exempt Money Market Portfolio, U.S. Government Securities Portfolio, Intermediate Corporate Bond Portfolio, Bond Index Portfolio, Government & Corporate Bond Portfolio, Short-Intermediate Municipal Portfolio, National Municipal Bond Portfolio, Balanced Portfolio, Equity Index Portfolio, Growth & Income Equity Portfolio, Growth Equity Portfolio, Small Cap Equity Portfolio and International Equity Portfolio is contained in and incorporated herein by reference to the Statement of Additional Information dated March 31, 2000 (as revised April 24, 2000).

     The audited financial statements and related Report of Independent Auditors for the year ended October 31, 1999 (with respect to all Firstar Funds listed below except the International Growth Fund (formerly the Core International Equity Fund)) and the unaudited financial statements for the semi-annual period ended April 30, 2000 for the Class A, Class B and Institutional Shares of the Firstar Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Intermediate Bond Fund (formerly the Intermediate Bond Market
Fund), Tax-Exempt Intermediate Bond Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Large Cap Core Equity Fund (formerly the Growth
Fund), Small Cap Core Equity Fund (formerly the Emerging Growth Fund) and International Growth Fund (formerly the Core International Equity Fund) are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

     The audited financial statements and related Report of Independent Accountants for the year ended November 30, 1999 and the unaudited financial statements for the semi-annual period ended May 31, 2000 for the Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares of the Mercantile Treasury Money Market Portfolio, Money Market Portfolio, Tax-Exempt Money Market Portfolio, U.S. Government Securities Portfolio, Intermediate Corporate Bond Portfolio, Bond Index Portfolio, Government & Corporate Bond Portfolio, Short-Intermediate Municipal Portfolio, National Municipal Bond Portfolio, Balanced Portfolio, Equity Index Portfolio, Growth & Income Equity Portfolio, Growth Equity Portfolio, Small Cap Equity Portfolio and International Equity Portfolio are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

     The audited financial statements and related Report of Independent Accountants for the year ended November 30, 1999 and the unaudited financial statements for the semi-annual period ended May 31, 2000 for the Class A and Institutional Shares of the Stellar Treasury Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

     The date of this Statement of Additional Information is October 7, 2000.

                               TABLE OF CONTENTS

                                                                           Page
GENERAL INFORMATION......................................................    1
Introductory Note to Pro Forma Financial Information.....................    1
Pro Forma Financial Statements...........................................    1

                              GENERAL INFORMATION

     The Reorganization contemplates the transfer of substantially all of the assets and liabilities of each Mercantile Fund to a Corresponding Firstar Fund in exchange for shares of designated classes of the Corresponding Firstar Fund.

     The Shares issued by a Firstar Fund will have an aggregate value equal to the aggregate value of the shares of the respective corresponding Mercantile Funds that were outstanding immediately before the effective time of the Reorganization.

     After the transfer of substantially all of their assets and liabilities in exchange for the Firstar Fund shares, the Mercantile Funds will distribute the shares to their shareholders in liquidation of such Mercantile Fund. Each shareholder owning shares of a particular Mercantile Fund at the effective time of the Reorganization will receive shares from its Corresponding Firstar Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Mercantile Funds. The Corresponding Firstar Fund will establish an account for each former shareholder of the Mercantile Funds reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Mercantile Funds for each shareholder. Upon completion of the Reorganization with respect to all Mercantile Funds, all outstanding shares of the Mercantile Funds will have been redeemed and cancelled in exchange for shares distributed by its Corresponding Firstar Fund, and Mercantile will wind up its affairs and be deregistered as investment company under the 1940 Act and dissolved under Maryland law.

     For further information about the transaction, see the Combined Proxy Statement/Prospectus.

             Introductory Note to Pro Forma Financial Information

     The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Mercantile Funds and Firstar Stellar Funds ("Stellar"), as applicable, to the Corresponding Firstar Funds listed below, accounted for as if each transfer had occurred as of April 30, 2000. Under the proposed agreement and plan of reorganization, each Mercantile Fund will be reorganized into the Firstar Fund listed directly opposite such Stellar Fund in the table below. Those Mercantile Funds reorganizing into Shell Firstar Funds are printed in bold text.

------------------------------------------------------------------------------------------------------------------
Mercantile Fund                                          Firstar Fund
------------------------------------------------------------------------------------------------------------------
Treasury Money Market Portfolio                          U.S. Treasury Money Market Fund*
------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                   Money Market Fund
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Portfolio                        Tax-Exempt Money Market Fund
------------------------------------------------------------------------------------------------------------------
Conning Money Market Portfolio                           Conning Money Market Fund**
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Portfolio                     U.S. Government Securities Fund**
------------------------------------------------------------------------------------------------------------------
Intermediate Corporate Bond Portfolio                    Intermediate Bond Market Fund +
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Bond Index Portfolio                                     Aggregate Bond Fund***
----------------------------------------------------------------------------------------------------------
Government & Corporate Bond Portfolio                    Aggregate Bond Fund**
----------------------------------------------------------------------------------------------------------
Short-Intermediate Municipal Portfolio                   Tax-Exempt Intermediate Bond Fund
----------------------------------------------------------------------------------------------------------
Missouri Tax-Exempt Bond Portfolio                       Missouri Tax-Exempt Bond Fund**
----------------------------------------------------------------------------------------------------------
National Municipal Bond Portfolio                        National Municipal Bond Fund**
----------------------------------------------------------------------------------------------------------
Balanced Portfolio                                       Balanced Growth Fund
----------------------------------------------------------------------------------------------------------
Equity Income Portfolio                                  Equity Income Fund**
----------------------------------------------------------------------------------------------------------
Equity Index Portfolio                                   Equity Index Fund
----------------------------------------------------------------------------------------------------------
Growth & Income Equity Portfolio                         Growth & Income Fund
----------------------------------------------------------------------------------------------------------
Growth Equity Portfolio                                  Growth Fund +
----------------------------------------------------------------------------------------------------------
Small Cap Equity Portfolio                               Emerging Growth Fund** +
----------------------------------------------------------------------------------------------------------
Small Cap Equity Index Portfolio                         Small Cap Index Fund**
----------------------------------------------------------------------------------------------------------
International Equity Portfolio                           Core International Equity Fund** +
----------------------------------------------------------------------------------------------------------

* Will continue the investment objectives and policies of a Stellar Fund with investment objectives and policies that are substantially similar to the investment objectives and policies of the corresponding Mercantile Fund.

**  Will continue the investment policies of the corresponding Mercantile Fund.

*** Will continue the investment policies of the Mercantile Government &
    Corporate Bond Portfolio.

+ It is expected that at the time of the Reorganization, the Firstar Intermediate Bond Market Fund will be renamed the Firstar Intermediate Bond Fund, the Firstar Growth Fund will be renamed the Firstar Large Cap Core Equity Fund, the Firstar Emerging Growth Fund will be renamed the Firstar Small Cap Core Equity Fund and the Firstar Core International Equity Fund will be renamed the Firstar International Growth Fund.

     At the same time that the Mercantile Funds are reorganized into the Firstar Funds, it is expected that the investment portfolios of the Stellar and the Firstar Select Funds ("Select") will be reorganized into certain investment portfolios offered by Firstar, including, in the case of the Stellar reorganization, certain of the Corresponding Firstar Funds. In particular, it is expected that (1) the Stellar Treasury Fund, together with the Mercantile Treasury Money Market Portfolio, will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund, together with the Mercantile Tax-Exempt Money Market Portfolio, will be reorganized into the Firstar Tax-Exempt Money Market Fund, (3) the Stellar U.S. Government Income Fund, together with the Mercantile U.S. Government Securities Portfolio, will be reorganized into the Firstar U.S. Government Securities Fund, and (4) the Stellar Insured Tax-Free Bond Fund, together with the Mercantile National Municipal Bond Portfolio, will be reorganized into the Firstar National Municipal Bond Fund. Consummation of the Stellar and Select reorganizations is subject to numerous conditions described in the relevant reorganization agreement, including approval by shareholders of Mercantile and Select. If the Reorganization Agreement is approved by Mercantile shareholders at the Special Meeting, it is expected that the Reorganization will be completed whether or not the Stellar reorganization and Select reorganization are completed.

     Pro forma financial information has been prepared for the reorganizations of the (1) Mercantile Treasury Money Market Portfolio and Stellar Treasury Fund into the Firstar U.S. Treasury Money Market Fund; (2) Mercantile Money Market Portfolio into the Firstar Money Market Fund; (3) Mercantile Tax-Exempt Money Market Portfolio and Stellar Tax-Free Money Market Fund into the Firstar Tax-Exempt Money Market Fund; (4) Mercantile U.S. Government Securities Portfolio and Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund; (5) Mercantile Intermediate Corporate Bond Portfolio into the Firstar Intermediate Bond Market Fund; (6) Mercantile Bond Index Portfolio and Mercantile Government & Corporate Bond Portfolio into the Firstar Aggregate Bond Fund; (7) Mercantile Short-Intermediate Municipal Portfolio into the Firstar Tax-Exempt Intermediate Bond Fund; (8) Mercantile National Municipal Bond Portfolio and Stellar Insured Tax-Free Bond Fund into the Firstar National Municipal Bond Fund; (9) Mercantile Balanced Portfolio into the Firstar Balanced Growth Fund; (10) Mercantile Equity Index Portfolio into the Firstar Equity Index Fund; (11) Mercantile Growth & Income Equity Portfolio into the Firstar Growth & Income Fund; (12) Mercantile Growth Equity Portfolio into the Firstar Growth Fund; (13) Mercantile Small Cap Equity Portfolio into the Firstar Emerging Growth Fund and (14) Mercantile International Equity Portfolio into the Firstar Core International Equity Fund. Pro forma information has been provided for the reorganizations of the (1) Mercantile Conning Money Market Portfolio into the Firstar Conning Money Market Fund, (2) Mercantile Missouri Tax-Exempt Bond Portfolio into the Firstar Missouri Tax-Exempt Bond Fund, (3) Mercantile Equity Income Portfolio into the Firstar Equity Income Fund, and (4) Mercantile Small Cap Equity Index Portfolio into the Firstar Small Cap Index Fund because in each of the cases the Mercantile Fund is being reorganized into a newly organized Firstar Fund that is being created to continue the operations of such Stellar Fund and no portfolio offered by Stellar or Select is being simultaneously reorganized into such Firstar Fund.

     Each pro forma combined statement has been prepared based upon the proposed fee and expense structure of the applicable Corresponding Firstar Fund. There are multiple pro forma financial statements for the combination of the Mercantile Treasury Money Market Portfolio, Firstar Stellar Treasury Fund and Firstar U.S. Treasury Money Market Fund and the combination of the Mercantile Tax-Exempt Money Market Portfolio, Firstar Stellar Tax-Free Money Market Fund and Firstar Tax-Exempt Money Market Fund because it is possible that only the Mercantile Fund shareholders or Firstar Stellar Fund shareholders will approve the reorganization of their fund with the corresponding Firstar Fund.
Therefore, the pro forma financial statements for the combined and individual combinations are shown.

     The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Mercantile Funds and Firstar Funds incorporated herein by reference in this Statement of Additional Information. Each combination of the above Mercantile Funds (and Firstar Stellar Funds, as applicable) and Firstar Funds will be accounted for as a tax-free reorganization.

                        Pro Forma Financial Statements

                             FIRSTAR STELLAR FUNDS
                           615 East Michigan Street
                                 P.O. Box 3011
                       Milwaukee, Wisconsin  53201-3011
                               1-(800)-677-3863

                                 FIRSTAR FUNDS
                           615 East Michigan Street
                                 P.O. Box 3011
                       Milwaukee, Wisconsin  53201-3011
                               1-(800)-677-3863


                      STATEMENT OF ADDITIONAL INFORMATION

 (November 24, 2000 Special Meeting of Shareholders of Firstar Stellar Funds)


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated October 7, 2000 ("Combined Proxy Statement/Prospectus") for the Special Meeting of Shareholders of the Firstar Stellar Funds ("Stellar") to be held on November 24, 2000. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing or calling Stellar or Firstar Funds, Inc. ("Firstar") at the addresses or telephone numbers set forth above.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

     Incorporation of Documents by Reference in Statement of Additional
Information:

     Further information about the Retail A, Retail B and Institutional Shares of the Firstar Balanced Income Fund and MidCap Index Fund and Retail A Shares of the Firstar U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund is contained in and incorporated herein by reference to the Statement of Additional Information dated March 1, 2000 (as revised March 17, 2000).

     Further information about the Retail A Shares, Retail B Shares and Institutional Shares of the Firstar U.S. Government Securities Fund and National Municipal Bond Fund is contained in and incorporated herein by reference to the Statement of Additional Information dated September 18, 2000, as supplemented.

     Further information about the Institutional Shares of the Firstar U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund is contained in and incorporated herein by reference to the Statement of Additional Information dated September 14, 2000, as supplemented.

     Further information about the Class A, Class B, Class C and Class Y Shares of the Stellar Treasury Fund, Tax-Free Money Market Fund, U.S. Government Income Fund, Insured Tax-Free Bond Fund, Stellar Fund and Capital Appreciation Fund is contained in and incorporated herein by reference to the Statement of Additional Information dated March 31, 2000.

     The audited financial statements and related Report of Independent Accountants for the year ended October 31, 1999 and the unaudited financial statements for the semi-annual period ended April 30, 2000 for the Retail A, Retail B and Institutional Shares of the Firstar U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Balanced Income Fund and MidCap Index Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

     The audited financial statements and related Report of Independent Auditors for the year ended November 30, 1999 and the unaudited financial statements for the semi-annual period ended May 31, 2000 for the Class A, Class B, Class C and Class Y Shares of the Stellar Treasury Fund and Tax-Free Money Market Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

     The audited financial statements and related Report of Independent Auditors for the year ended November 30, 1999 and the unaudited financial statements for the semi-annual period ended May 31, 2000 for the Stellar Insured Tax-Free Bond Fund and U.S. Government Income Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

     The audited financial statements and related Report of Independent Auditors for the year ended November 30, 1999 and the unaudited financial statements for the semi-annual period ended May 31, 2000 for the Stellar Fund and Stellar Capital Appreciation Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

     The audited financial statements and related Report of Independent Accountants for the year ended November 30, 1999 and the unaudited financial statements for the semi-annual period ended May 31, 2000 for the Trust Shares, Institutional Shares, Investor A Shares and Investor B Shares of the Mercantile U.S. Government Securities Portfolio and Mercantile National Municipal Bond Portfolio are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.


     The date of this Statement of Additional Information is October 7, 2000.

GENERAL INFORMATION......................................................    1
Introductory Note to Pro Forma Financial Information.....................    1
Pro Forma Financial Statements...........................................    1

                              GENERAL INFORMATION

     The Reorganization contemplates the transfer of substantially all of the assets and liabilities of each Stellar Fund to a Corresponding Firstar Fund in exchange for shares of designated classes of the Corresponding Firstar Fund.

     The Shares issued by a Firstar Fund will have an aggregate value equal to the aggregate value of the shares of the respective corresponding Stellar Funds that were outstanding immediately before the effective time of the Reorganization.

     After the transfer of substantially all of their assets and liabilities in exchange for the Firstar Fund shares, the Stellar Funds will distribute the shares to their shareholders in liquidation of such Stellar Fund. Each shareholder owning shares of a particular Stellar Fund at the effective time of the Reorganization will receive shares from its Corresponding Firstar Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Stellar Funds. The Corresponding Firstar Fund will establish an account for each former shareholder of the Stellar Funds reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by Stellar Funds for each shareholder. Upon completion of the Reorganization with respect to all Stellar Funds, all outstanding shares of the Stellar Funds will have been redeemed and cancelled in exchange for shares distributed by its Corresponding Firstar Fund, and Stellar will wind up its affairs and be deregistered as investment company under the 1940 Act and dissolved under Massachusetts law.

     For further information about the transaction, see the Combined Proxy Statement/Prospectus.

             Introductory Note to Pro Forma Financial Information

     The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Stellar Funds and Mercantile Mutual Funds, Inc., as applicable, to the Corresponding Firstar Funds, accounted for as if each transfer had occurred as of April 30, 2000. Under the proposed agreement and plan of reorganization, each Stellar Fund will be reorganized into the Firstar Fund listed directly opposite such Stellar Fund in the table below. Those Stellar Funds reorganizing into Shell Firstar Funds are printed in bold text:

------------------------------------------------------------------------------------------------
 Stellar Fund                                      Firstar Fund
------------------------------------------------------------------------------------------------
 Treasury Fund                                      U.S. Treasury Money Market Fund*
------------------------------------------------------------------------------------------------
 Tax-Free Money Market Fund                         Tax-Exempt Money Market Fund
------------------------------------------------------------------------------------------------
 Ohio Tax-Free Money Market Fund                    Ohio Tax-Exempt Money Market Fund*
------------------------------------------------------------------------------------------------
 Strategic Income Fund                              Strategic Income Fund*
------------------------------------------------------------------------------------------------
 U.S. Government Income Fund                        U.S. Government Securities Fund**
------------------------------------------------------------------------------------------------
 Insured Tax-Free Bond Fund                         National Municipal Bond Fund**
------------------------------------------------------------------------------------------------
 Growth Equity Fund                                 Large Cap Growth Fund*
------------------------------------------------------------------------------------------------
 Relative Value Fund                                Relative Value Fund*
------------------------------------------------------------------------------------------------
 Science & Technology Fund                          Science & Technology Fund*
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Stellar Fund                                       Balanced Income Fund
------------------------------------------------------------------------------------------------
 Capital Appreciation Fund                          MidCap Index Fund
------------------------------------------------------------------------------------------------
 International Equity Fund                          Global Equity Fund*
------------------------------------------------------------------------------------------------

 * The Stellar Fund's investment objectives and policies are expected to continue following the proposed reorganization.
 ** The Mercantile Fund's investment objectives and policies are expected to continue following the proposed reorganization.

      At the same time that the Stellar Funds are reorganized into the Firstar Funds, it is expected that the investment portfolios offered by Mercantile and Select will be reorganized into certain investment portfolios offered by Firstar, including in the case of the Mercantile reorganization certain of the Corresponding Firstar Funds. In particular it is expected that (1) the Stellar Treasury Fund together with the Mercantile Treasury Money Market Portfolio will be reorganized into the Firstar U.S. Treasury Money Market Fund, (2) the Stellar Tax-Free Money Market Fund together with the Mercantile Tax-Exempt Money Market Portfolio will be reorganized into the Firstar Tax-Exempt Money Market Fund, (3) the Stellar U.S. Government Income Fund together with the Mercantile U.S. Government Securities Portfolio will be reorganized into the Firstar U.S. Government Securities Fund, and (4) the Stellar Insured Tax-Free Bond Fund together with the Mercantile National Municipal Bond Portfolio will be reorganized into the Firstar National Municipal Bond Fund.

      Pro forma financial information has been prepared for (1) the reorganization of the Stellar Treasury Fund and Mercantile Treasury Money Market Portfolio into the Firstar U.S. Treasury Money Market Fund, (2) the reorganization of the Stellar Tax-Free Money Market Fund and Mercantile Tax-Exempt Money Market Portfolio into the Firstar Tax-Exempt Money Market Fund, (3) the reorganization of the Stellar Insured Tax-Free Bond Fund and Mercantile National Municipal Bond Portfolio into the Firstar National Municipal Bond Fund,
(4) the reorganization of the Stellar U.S. Government Income Fund into the Firstar U.S. Government Securities Fund, (5) the reorganization of the Stellar Fund into the Firstar Balanced Income Fund, and (6) the reorganization of the Stellar Capital Appreciation Fund into the Firstar MidCap Index Fund. Pro forma information has not been provided for (1) the reorganization of the Stellar Ohio Tax-Free Money Market Fund into the Firstar Ohio Tax-Exempt Money Market Fund,
(2) the reorganization of the Stellar Strategic Income Fund into the Firstar Strategic Income Fund, (3) the reorganization of the Stellar Growth Equity Fund into the Firstar Large Cap Growth Fund, (4) the reorganization of the Stellar Relative Value Fund into the Firstar Relative Value Fund, (5) the reorganization of the Stellar Science & Technology Fund into the Firstar Science & Technology Fund and (6) the reorganization of the Stellar International Equity Fund into the Firstar Global Equity Fund, because in each of these cases, the Stellar Fund is being reorganized into a newly organized Firstar Fund that is being created to continue the operations of such Stellar Fund and no portfolio offered by Mercantile or Select is being simultaneously reorganized into such Firstar Fund.

      Each pro forma combined statement has been prepared based upon the proposed fee and expense structure of the applicable Corresponding Firstar Fund. There are multiple pro forma financial statements for the combination of the Mercantile Treasury Money Market Portfolio,

Stellar Treasury Fund and Firstar U.S. Treasury Money Market Fund and the combination of the Mercantile Tax-Exempt Money Market Portfolio, Stellar Tax-Free Money Market Fund and Firstar Tax-Exempt Money Market Fund because it is possible that only the Mercantile Fund shareholders or Stellar Fund shareholders will approve the reorganization of their Fund with the corresponding Firstar Fund. Therefore, the pro forma financial statements for the individual combinations are shown.

     The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Stellar Funds and Firstar Funds incorporated herein by reference in this Statement of Additional Information. Each combination of the above Stellar Funds (and Mercantile Mutual Funds, Inc., as applicable) and Firstar Funds will be accounted for as a tax-free reorganization.


                        Pro Forma Financial Statements

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                               Firstar Money Market Fund
(unaudited)

                                          Firstar Money   Mercantile Money                     Pro Forma
                                            Market Fund   Market Portfolio    Adjustments       Combined
---------------------------------------------------------------------------------------------------------
Assets:
   Investments, at amortized cost              $178,128       $1,392,551                -      $1,570,679
   Interest receivable                              188            2,977                -           3,165
   Receivable for Fund shares sold               16,151                -                -          16,151
   Other assets                                      22               77                -              99
---------------------------------------------------------------------------------------------------------
     Total assets                               194,489        1,395,605                -       1,590,094
=========================================================================================================
Liabilities:
   Dividends payable                                695            5,782                -           6,477
   Payable for Fund shares redeemed              11,556                -                -          11,556
   Payable to affiliates                            182              649                -             831
   Accrued expenses and other liabilities            59              578                -             637
---------------------------------------------------------------------------------------------------------
     Total liabilities                           12,492            7,009                -          19,501
=========================================================================================================
Net Assets                                     $181,997       $1,388,596                -      $1,570,593
=========================================================================================================

Net Assets:
   A Shares                                    $181,997       $    9,162      $ 1,379,434      $1,570,593
   B Shares                                           -               50              (50)              -
   Y Shares (1)                                       -        1,348,851       (1,348,851)              -
   Institutional Shares (2)                           -           30,533           30,533               -
---------------------------------------------------------------------------------------------------------
     Total net assets                          $181,997       $1,388,596                -      $1,570,593
=========================================================================================================
Shares Outstanding:
   A Shares                                     181,997            9,162        1,379,434       1,570,593
   B Shares                                           -               50              (50)              -
   Y Shares (1)                                       -           30,533          (30,533)              -
   Institutional Shares (2)                           -        1,348,851       (1,348,851)              -
---------------------------------------------------------------------------------------------------------
     Total shares outstanding                   181,997        1,388,596                -       1,570,593
=========================================================================================================
Net Asset Value Per Share:
   A Shares                                    $   1.00       $     1.00                       $     1.00
   B Shares                                                   $     1.00
   Y Shares (1)                                               $     1.00
   Institutional Shares (2)                                   $     1.00
---------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                    $   1.00       $     1.00                       $     1.00
   B Shares                                                   $     1.00
   Y Shares (1)                                               $     1.00
   Institutional Shares (2)                                   $     1.00
---------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                    $   1.00       $     1.00                       $     1.00
   B Shares (3)                                               $     1.00
   Y Shares (1)                                               $     1.00
   Institutional Shares (2)                                   $     1.00
---------------------------------------------------------------------------------------------------------

(1) Represents Mercantile Institutional class
(2) Represents Mercantile Trust & Trust II classes
(3) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                         Firstar U.S. Treasury Money Market Fund
(unaudited)

                                                    Firstar U.S.
                                                   Treasury Money     Firstar Stellar                      Pro Forma
                                                    Market Fund         Treasury Fund      Adjustments      Combined
----------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at amortized cost                       $116,666          $3,366,722                -      $3,483,388
    Interest receivable                                       605              31,164                -          31,769
    Other assets                                               12                 326                -             338
----------------------------------------------------------------------------------------------------------------------
     Total assets                                         117,283           3,398,212                -       3,515,495
======================================================================================================================
Liabilities:
    Dividends payable                                         466              12,776                -          13,242
    Payable to affiliates                                     117               2,512                -           2,629
    Accrued expenses and other liabilities                     13                 181                -             194
----------------------------------------------------------------------------------------------------------------------
     Total liabilities                                        596              15,469                -          16,065
======================================================================================================================
Net Assets                                               $116,687          $3,382,743                -      $3,499,430
======================================================================================================================

Net Assets:
    A Shares (1)                                         $116,687          $1,205,547                -      $1,322,234
    Institutional Shares (2)                                    -           2,177,196                -       2,177,196
----------------------------------------------------------------------------------------------------------------------
     Total net assets                                    $116,687          $3,382,743                -      $3,499,430
======================================================================================================================
Shares Outstanding:
    A Shares (1)                                          116,687           1,205,547                -       1,322,234
    Institutional Shares (2)                                    -           2,177,196                -       2,177,196
----------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                             116,687           3,382,743                -       3,499,430
======================================================================================================================
Net Asset Value Per Share:
    A Shares (1)                                         $   1.00          $     1.00                       $     1.00
    Institutional Shares (2)                                    -          $     1.00                       $     1.00
----------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
    A Shares (1)                                         $   1.00          $     1.00                       $     1.00
    Institutional Shares (2)                                    -          $     1.00                       $     1.00
----------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
    A Shares (1)                                         $   1.00          $     1.00                       $     1.00
    Institutional Shares (2)                                    -          $     1.00                       $     1.00
----------------------------------------------------------------------------------------------------------------------

    (1) Represents Stellar C Class
    (2) Represents Stellar Y Class

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                      Firstar U.S. Treasury Money Market Fund
(unaudited)

                                                    Firstar U.S.        Mercantile
                                                   Treasury Money      Treasury Money                      Pro Forma
                                                    Market Fund      Market Portfolio      Adjustments      Combined
----------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at amortized cost                       $116,666           $260,455                -         $377,121
    Interest receivable                                       605                639                -            1,244
    Other assets                                               12                 23                -               35
----------------------------------------------------------------------------------------------------------------------
     Total assets                                         117,283            261,117                -          378,400
======================================================================================================================
Liabilities:
    Dividends payable                                         466                960                -            1,426
    Payable to affiliates                                     117                126                -              243
    Accrued expenses and other liabilities                     13              3,493                -            3,506
----------------------------------------------------------------------------------------------------------------------
     Total liabilities                                        596              4,579                -            5,175
======================================================================================================================
Net Assets                                               $116,687           $256,538                -         $373,225
======================================================================================================================

Net Assets:
    A Shares                                             $116,687           $     76             ($76)        $116,687
    Y Shares (1)                                                -                501             (501)               -
    Institutional Shares (2)                                    -            255,961              577          256,538
----------------------------------------------------------------------------------------------------------------------
     Total net assets                                    $116,687           $256,538            $   0         $373,225
======================================================================================================================
Shares Outstanding:
    A Shares                                              116,687                 76              (76)         116,687
    Y Shares (1)                                                -                501             (501)               -
    Institutional Shares (2)                                    -            255,961              577          256,538
----------------------------------------------------------------------------------------------------------------------
    Total shares outstanding                              116,687            256,538                -          373,225
======================================================================================================================
Net Asset Value Per Share:
    A Shares                                             $   1.00           $   1.00                          $   1.00
    Y Shares (1)                                                -           $   1.00                                 -
    Institutional Shares (2)                                    -           $   1.00                          $   1.00
----------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
    A Shares                                             $   1.00           $   1.00                          $   1.00
    Y Shares (1)                                                -           $   1.00                                 -
    Institutional Shares (2)                                    -           $   1.00                          $   1.00
----------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
    A Shares                                             $   1.00           $   1.00                          $   1.00
    Y Shares (1)                                                -           $   1.00                                 -
    Institutional Shares (2)                                    -           $   1.00                          $   1.00
----------------------------------------------------------------------------------------------------------------------

    (1) Represents Mercantile Intitutional class
    (2) Represents Mercantile Trust & Trust II classes

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                 Firstar U.S. Treasury Money Market Fund
(unaudited)

                                            Firstar U.S.                       Mercantile
                                          Treasury Money   Firstar Stellar  Treasury Money                     Pro Forma
                                             Market Fund   Treasury Fund    Market Portfolio   Adjustments      Combined
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at amortized cost                $116,666       $3,366,722        $260,455               -     $3,743,843
   Interest receivable                                605           31,164             639               -         32,408
   Other assets                                        12              326              23               -            361
-------------------------------------------------------------------------------------------------------------------------
     Total assets                                 117,283        3,398,212         261,117               -      3,776,612
=========================================================================================================================
Liabilities:
   Dividends payable                                  466           12,776             960               -         14,202
   Payable to affiliates                              117            2,512             126               -          2,755
   Accrued expenses and other liabilities              13              181           3,493               -          3,687
-------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                596           15,469           4,579               -         20,644
=========================================================================================================================
Net Assets                                       $116,687       $3,382,743        $256,538               -     $3,755,968
=========================================================================================================================

Net Assets:
   A Shares (1)                                  $116,687       $1,205,547        $     76            ($76)    $1,322,234
   Y Shares (2)                                         -                -             501            (501)             -
   Institutional Shares (3)                             -        2,177,196         255,961             577      2,433,734
-------------------------------------------------------------------------------------------------------------------------
     Total net assets                            $116,687       $3,382,743        $256,538           $   0     $3,755,968
=========================================================================================================================
Shares Outstanding:
   A Shares (1)                                   116,687        1,205,547              76             (76)     1,322,234
   Y Shares (2)                                         -                -             501            (501)             -
   Institutional Shares (3)                             -        2,177,196         255,961             577      2,433,734
-------------------------------------------------------------------------------------------------------------------------
   Total shares outstanding                       116,687        3,382,743         256,538               -      3,755,968
=========================================================================================================================
Net Asset Value Per Share:
   A Shares (1)                                  $   1.00       $     1.00        $   1.00                     $     1.00
   Y Shares (2)                                         -                -        $   1.00                              -
   Institutional Shares (3)                             -       $     1.00        $   1.00                     $     1.00
-------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares (1)                                  $   1.00       $     1.00        $   1.00                     $     1.00
   Y Shares (2)                                         -                -        $   1.00                              -
   Institutional Shares (3)                             -       $     1.00        $   1.00                     $     1.00
-------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares (1)                                  $   1.00       $     1.00        $   1.00                     $     1.00
   Y Shares (2)                                         -                -        $   1.00                              -
   Institutional Shares (3)                             -       $     1.00        $   1.00                     $     1.00
-------------------------------------------------------------------------------------------------------------------------

   (1) Represents Stellar C Class
   (2) Represents Mercantile Intitutional class
   (3) Represents Mercantile Trust & Trust II classes

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                         Firstar Tax-Exempt Money Market Fund
(unaudited)

                                               Firstar Tax-   Firstar Stellar Tax-
                                               Exempt Money       Free Money                                  Pro Forma
                                                Market Fund       Market Fund             Adjustments          Combined
-------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at amortized cost                   $155,896            $193,020                      -         $348,916
    Receivable for securities matured                   2,000                   -                      -            2,000
    Interest receivable                                 1,601               2,192                      -            3,793
    Other assets                                           10                  25                      -               35
-------------------------------------------------------------------------------------------------------------------------
     Total assets                                     159,507             195,237                      -          354,744
=========================================================================================================================
Liabilities:
    Dividends payable                                     401                 493                      -              894
    Payable to affiliates                                 154                 162                      -              316
    Accrued expenses and other liabilities                 14                   4                      -               18
-------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                    569                 659                      -            1,228
=========================================================================================================================
Net Assets                                           $158,938            $194,578                      -         $353,516
=========================================================================================================================

Net Assets:
    A Shares (1)                                     $158,938            $194,578              $(180,179)        $173,337
    Institutional Shares                                                                         180,179          180,179
-------------------------------------------------------------------------------------------------------------------------
     Total net assets                                $158,938            $194,578                      -         $353,516
=========================================================================================================================
Shares Outstanding:
    A Shares (1)                                      158,938             194,578               (180,179)         173,337
    Institutional Shares                                                                         180,179          180,179
-------------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                         158,938             194,578                      -          353,516
=========================================================================================================================
Net Asset Value Per Share:
    A Shares (1)                                     $   1.00            $   1.00                      -         $   1.00
    Institutional Shares                                    -                   -                      -         $   1.00
-------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
    A Shares (1)                                     $   1.00            $   1.00                      -         $   1.00
    Institutional Shares                                    -                   -                      -         $   1.00
-------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
    A Shares (1)                                     $   1.00            $   1.00                      -         $   1.00
    Institutional Shares                                    -                   -                      -         $   1.00
-------------------------------------------------------------------------------------------------------------------------

    (1) Represents Stellar C class

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                    Firstar Tax-Exempt Money Market Fund
(unaudited)

                                                    Firstar Tax-      Mercantile Tax-
                                                    Exempt Money       Exempt Money                        Pro Forma
                                                    Market Fund      Market Portfolio      Adjustments      Combined
------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at amortized cost                   $155,896           $145,279                -         $301,175
    Receivable for securities matured                   2,000                  -                -            2,000
    Interest receivable                                 1,601                711                -            2,312
    Other assets                                           10                 13                -               23
------------------------------------------------------------------------------------------------------------------
    Total assets                                      159,507            146,003                -          305,510
==================================================================================================================
Liabilities:
    Dividends payable                                     401                380                -              781
    Payable to affiliates                                 154                 81                -              235
    Accrued expenses and other liabilities                 14              1,769                -            1,783
------------------------------------------------------------------------------------------------------------------
    Total liabilities                                     569              2,230                -            2,799
==================================================================================================================
Net Assets                                           $158,938           $143,773                -         $302,711
==================================================================================================================

Net Assets:
    A Shares                                         $158,938           $    235                -         $159,173
    Y Shares (1)                                            -             31,674         ($31,674)               -
    Institutional Shares (2)                                -            111,864           31,674          143,538
------------------------------------------------------------------------------------------------------------------
    Total net assets                                 $158,938           $143,773                -         $302,711
==================================================================================================================
Shares Outstanding:
    A Shares                                          158,938                235                -          159,173
    Y Shares (1)                                            -             31,674          (31,674)               -
    Institutional Shares (2)                                -            111,864           31,674          143,538
------------------------------------------------------------------------------------------------------------------
    Total shares outstanding                          158,938            143,773                -          302,711
==================================================================================================================
Net Asset Value Per Share:
    A Shares                                         $   1.00           $   1.00                          $   1.00
    Y Shares (1)                                            -           $   1.00                                 -
    Institutional Shares (2)                                -           $   1.00                          $   1.00
------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
    A Shares                                         $   1.00           $   1.00                          $   1.00
    Y Shares (1)                                            -           $   1.00                                 -
    Institutional Shares (2)                                -           $   1.00                          $   1.00
------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
    A Shares                                         $   1.00           $   1.00                          $   1.00
    Y Shares (1)                                            -           $   1.00                                 -
    Institutional Shares (2)                                -           $   1.00                          $   1.00
------------------------------------------------------------------------------------------------------------------

    (1) Represents Mercantile Intitutional class
    (2) Represents Mercantile Trust & Trust II classeses

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                             Firstar Tax-Exempt Money Market Fund
(unaudited)

                                         Firstar Tax-  Firstar Stellar Tax-  Mercantile Tax-
                                         Exempt Money      Free Money         Exempt Money                         Pro Forma
                                         Market Fund      Market Fund        Market Portfolio   Adjustments         Combined
-----------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at amortized cost            $155,896         $193,020          $145,279                     -       $494,195
   Receivable for securities matured            2,000                -                 -                     -          2,000
   Interest receivable                          1,601            2,192               711                     -          4,504
   Other assets                                    10               25                13                     -             48
-----------------------------------------------------------------------------------------------------------------------------
     Total assets                             159,507          195,237           146,003                     -        500,747
=============================================================================================================================
Liabilities:
   Dividends payable                              401              493               380                     -          1,274
   Payable to affiliates                          154              162                81                     -            397
   Accrued expenses and other liabilities          14                4             1,769                     -          1,787
-----------------------------------------------------------------------------------------------------------------------------
     Total liabilities                            569              659             2,230                     -          3,458
=============================================================================================================================
Net Assets                                   $158,938         $194,578          $143,773                     -       $497,289
=============================================================================================================================

Net Assets:
   A Shares (1)                              $158,938         $194,578          $    235             $(180,179)      $173,572
   Y Shares (2)                                     -                -            31,674               (31,674)             -
   Institutional Shares (3)                         -                -           111,864               211,853        323,717
-----------------------------------------------------------------------------------------------------------------------------
     Total net assets                        $158,938         $194,578          $143,773                     -       $497,289
=============================================================================================================================
Shares Outstanding:
   A Shares (1)                               158,938          194,578               235              (180,179)       173,572
   Y Shares (2)                                     -                -            31,674               (31,674)             -
   Institutional Shares (3)                         -                -           111,864               211,853        323,717
-----------------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                 158,938          194,578           143,773                     -        497,289
=============================================================================================================================
Net Asset Value Per Share:
   A Shares (1)                              $   1.00         $   1.00          $   1.00                             $   1.00
   Y Shares (2)                                     -                -          $   1.00                                    -
   Institutional Shares (3)                         -                -          $   1.00                             $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares (1)                              $   1.00         $   1.00          $   1.00                             $   1.00
   Y Shares (2)                                     -                -          $   1.00                                    -
   Institutional Shares (3)                         -                -          $   1.00                             $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares (1)                              $   1.00         $   1.00          $   1.00                             $   1.00
   Y Shares (2)                                     -                -          $   1.00                                    -
   Institutional Shares (3)                         -                -          $   1.00                             $   1.00
-----------------------------------------------------------------------------------------------------------------------------

   (1) Represents a portion of Stellar C class
   (2) Represents Mercantile Intitutional class
   (3) Represents Mercantile Trust & Trust II classes

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                            Firstar Intermediate Bond Market Fund*
(unaudited)

                                                                       Firstar         Mercantile
                                                                    Intermediate      Intermediate
                                                                     Bond Market     Corporate Bond                       Pro Forma
                                                                       Fund             Portfolio        Adjustments       Combined
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost $393,377 and
    $40,547 respectively)                                               $384,122           $38,552                 -       $422,674
   Cash                                                                       58                 -                 -             58
   Income receivable                                                       5,455               738                 -          6,193
   Receivable for Fund shares sold                                         8,860                 -                 -          8,860
   Other assets                                                               28                17              ($16)            29
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                        398,523            39,307               (16)       437,814
===================================================================================================================================
Liabilities:
   Payable for Fund shares redeemed                                          111               141                 -            252
   Distributions payable                                                       -               203                              203
   Payable to affiliates                                                     324                26                 -            350
   Accrued expenses and other liabilities                                     40                47                 -             87
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                       475               417                 -            892
===================================================================================================================================
Net Assets                                                              $398,048           $38,890              ($16)      $436,922
===================================================================================================================================
Net Assets Consist of:
   Paid in capital                                                      $406,988           $41,822              ($16)      $448,794
   Accumulated undistributed net investment income                           336                18                 -            354
   Accumulated undistributed net realized gain (loss)                        (21)             (955)                -           (976)
   Net unrealized appreciation (depreciation) on investments              (9,255)           (1,995)                -        (11,250)
-----------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                   $398,048           $38,890              ($16)      $436,922
===================================================================================================================================
Net Assets:
   A Shares                                                             $ 29,683           $   424                 -         30,107
   B Shares                                                                  267                 -                 -            267
   Y Shares (1)                                                                -               957                 -            957
   Institutional Shares (2)                                              368,098            37,509              ($16)       405,591
-----------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                   $398,048           $38,890              ($16)      $436,922
===================================================================================================================================
Shares Outstanding:
   A Shares                                                                2,992                46                (3)         3,035
   B Shares                                                                   27                 -                 -             27
   Y Shares (1)                                                                -               103                (7)            96
   Institutional Shares (2)                                               37,103             4,046              (265)        40,884
-----------------------------------------------------------------------------------------------------------------------------------
    Total shares outstanding                                              40,122             4,195              (275)        44,042
===================================================================================================================================
Net Asset Value Per Share:
   A Shares                                                             $   9.92           $  9.30                 -       $   9.92
   B Shares                                                             $   9.92                 -                 -       $   9.92
   Y Shares (1)                                                                -           $  9.31                 -       $   9.92
   Institutional Shares (2)                                             $   9.92           $  9.30                 -       $   9.92
-----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                                             $  10.33           $  9.74                 -       $  10.33
   B Shares                                                             $   9.92                 -                 -       $   9.92
   Y Shares (1)                                                                -           $  9.31                 -       $   9.92
   Institutional Shares (2)                                             $   9.92           $  9.30                 -       $   9.92
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                                             $   9.92           $  9.30                 -       $   9.92
   B Shares (3)                                                         $   9.92                 -                 -       $   9.92
   Y Shares (1)                                                                -           $  9.31                 -       $   9.92
   Institutional Shares (2)                                             $   9.92           $  9.30                 -       $   9.92
------------------------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

   * Expected to change its name to Firstar Intermediate Bond Fund upon consumation of the Reorganization

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                         Firstar Tax-Exempt Intermediate Bond Fund
(unaudited)


                                                             Firstar Tax-          Mercantile Short
                                                                Exempt              Intermediate
                                                             Intermediate             Municipal                         Pro Forma
                                                               Bond Fund              Portfolio         Adjustments      Combined
----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost                $82,178                 $27,648                 -       $109,826
    $84,137 and $28,309 respectively)
   Cash                                                                83                       -                 -             83
   Income receivable                                                1,455                     442                 -          1,897
   Receivable for Fund shares sold                                     10                       -                 -             10
   Other assets                                                        30                       7               ($7)            30
----------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                  83,756                  28,097                (7)       111,846
==================================================================================================================================
Liabilities:
   Payable for investments purchased                                    -                       -                 -              -
   Payable for Fund shares redeemed                                    39                       -                 -             39
   Distributions payable                                                -                      84                               84
   Payable to affiliates                                               98                      20                 -            118
   Accrued expenses and other liabilities                              18                       6                 -             24
----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                155                     110                 -            265
==================================================================================================================================
Net Assets                                                        $83,601                 $27,987               ($7)      $111,581
==================================================================================================================================
Net Assets Consist of:
   Paid in capital                                                $85,695                 $28,801               ($7)      $114,489
   Accumulated undistributed net investment income                     46                      (3)                -             43
   Accumulated undistributed net realized gain (loss)                (181)                   (150)                -           (331)
   Net unrealized appreciation (depreciation) on investments       (1,959)                   (661)                -         (2,620)
----------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                             $83,601                 $27,987               ($7)      $111,581
==================================================================================================================================
Net Assets:
   A Shares                                                       $14,798                 $    44                 -         14,842
   B Shares                                                            75                       -                 -             75
   Y Shares (1)                                                         -                       -                 -              -
   Institutional Shares (2)                                        68,728                  27,943               ($7)        96,664
----------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                             $83,601                 $27,987               ($7)      $111,581
==================================================================================================================================
Shares Outstanding:
   A Shares                                                         1,481                       4                 -          1,485
   B Shares                                                             8                       -                 -              8
   Y Shares (1)                                                         -                       -                 -              -
   Institutional Shares (2)                                         6,879                   2,843               (46)         9,676
----------------------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                                       8,368                   2,847               (46)        11,169
==================================================================================================================================
Net Asset Value Per Share:
   A Shares                                                       $  9.99                 $  9.86                 -       $   9.99
   B Shares                                                       $  9.99                       -                 -       $   9.99
   Y Shares (1)                                                         -                       -                 -       $   9.99
   Institutional Shares (2)                                       $  9.99                 $  9.83                 -       $   9.99
----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                                       $ 10.41                 $ 10.11                 -       $  10.41
   B Shares                                                       $  9.99                       -                 -       $   9.99
   Y Shares (1)                                                         -                       -                 -       $   9.99
   Institutional Shares (2)                                       $  9.99                 $  9.83                 -       $   9.99
----------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                                       $  9.99                 $  9.86                 -       $   9.99
   B Shares (3)                                                   $  9.99                       -                 -       $   9.99
   Y Shares (1)                                                         -                       -                 -       $   9.99
   Institutional Shares (2)                                       $  9.99                 $  9.83                 -       $   9.99
----------------------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                              Firstar National Municipal Bond Fund
(unaudited)

                                                                   Mercantile
                                                                    National      Firstar Stellar
                                                                 Municipal Bond    Insured Tax-                      Pro Forma
                                                                    Portfolio     Free Bond Fund    Adjustments       Combined
------------------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost                   $264,679        $149,756                 -       $414,435
    $272,466 and $150,551 respectively)
   Income receivable                                                    4,356           2,976                 -          7,332
   Receivable for investments sold                                          -           5,123                 -          5,123
   Receivable for Fund shares sold                                         14               -                 -             14
   Other assets                                                            33              26              ($26)            33
------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                     269,082         157,881               (26)       426,937
==============================================================================================================================
Liabilities:
   Distributions payable                                                  962               -                              962
   Payable to affiliates                                                  162             149                 -            311
   Accrued expenses and other liabilities                                  90               8                 -             98
------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                  1,214             157                 -          1,371
==============================================================================================================================
Net Assets                                                           $267,868        $157,724              ($26)      $425,566
==============================================================================================================================
Net Assets Consist of:
   Paid in capital                                                   $277,419        $158,277              ($26)      $435,670
   Accumulated undistributed net investment income                       (439)            (10)                -           (449)
   Accumulated undistributed net realized gain (loss)                  (1,325)            252                 -         (1,073)
   Net unrealized appreciation (depreciation) on investments           (7,787)           (795)                -         (8,582)
------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                $267,868        $157,724              ($26)      $425,566
==============================================================================================================================
Net Assets:
   A Shares                                                          $  1,461        $157,724         ($153,782)         5,403
   B Shares                                                               638               -                 -            638
   Y Shares                                                                 -               -                 -              -
   Institutional Shares (1)                                           265,769               -           153,756        419,525
------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                $267,868        $157,724              ($26)      $425,566
==============================================================================================================================
Shares Outstanding:
   A Shares                                                               155          16,003           (15,584)           574
   B Shares                                                                68               -                 -             68
   Y Shares                                                                 -               -                 -              -
   Institutional Shares (1)                                            28,343               -            16,391         44,734
------------------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                                          28,566          16,003               807         45,376
==============================================================================================================================
Net Asset Value Per Share:
   A Shares                                                          $   9.40        $   9.86                 -       $   9.40
   B Shares                                                          $   9.38        $   9.86                 -       $   9.38
   Y Shares                                                                 -               -                 -              -
   Institutional Shares (1)                                          $   9.38               -                 -       $   9.38
------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                                          $   9.87        $  10.27                 -       $   9.87
   B Shares                                                          $   9.38        $   9.86                 -       $   9.38
   Y Shares                                                                 -               -                 -       $   9.40
   Institutional Shares (1)                                          $   9.38               -                 -       $   9.38
------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                                          $   9.40        $   9.86                 -       $   9.40
   B Shares (2)                                                      $   9.38        $   9.86                 -       $   9.38
   Y Shares                                                                 -               -                 -       $   9.40
   Institutional Shares (1)                                          $   9.38               -                 -       $   9.38
------------------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Trust class
   (2) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                                                  Firstar Aggregate Bond Fund
(unaudited)

                                                                                   Mercantile
                                                                                   Government &
                                                                 Mercantile Bond  Corporate Bond                     Pro Forma
                                                                 Index Portfolio    Portfolio       Adjustments       Combined
------------------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost                   $170,083        $123,882                 -       $293,965
    $128,029 and $175,484 respectively)
   Cash                                                                     1               2                 -              3
   Income receivable                                                    2,310           1,615                 -          3,925
   Receivable for Fund shares sold                                          -              40                 -             40
   Other assets                                                            24              27              ($17)            34
------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                     172,418         125,566               (17)       297,967
==============================================================================================================================
Liabilities:
   Payable for investments purchased                                        -               -                 -              -
   Payable for Fund shares redeemed                                       909             203                 -          1,112
   Distributions payable                                                  824             584                            1,408
   Payable to affiliates                                                   71              69                 -            140
   Accrued expenses and other liabilities                                  36              26                 -             62
------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                  1,840             882                 -          2,722
==============================================================================================================================
Net Assets                                                           $170,578        $124,684              ($17)      $295,245
==============================================================================================================================
Net Assets Consist of:
   Paid in capital                                                   $177,015        $130,590              ($17)      $307,588
   Accumulated undistributed net investment income                         51             274                 -            325
   Accumulated undistributed net realized gain (loss)                  (1,087)         (2,033)                -         (3,120)
   Net unrealized appreciation (depreciation) on investments           (5,401)         (4,147)                -         (9,548)
------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                $170,578        $124,684              ($17)      $295,245
==============================================================================================================================
Net Assets:
   A Shares                                                          $    977        $  3,195                 -       $  4,172
   B Shares                                                                 -             642                 -            642
   Y Shares (1)                                                        20,689           7,418               ($2)        28,105
   Institutional Shares (2)                                           148,912         113,429               (15)       262,326
------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                $170,578        $124,684              ($17)      $295,245
==============================================================================================================================
Shares Outstanding:
   A Shares                                                               101             328                (1)           428
   B Shares                                                                 -              66                 -             66
   Y Shares (1)                                                         2,143             760               (23)         2,880
   Institutional Shares (2)                                            15,439          11,626              (184)        26,881
------------------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                                          17,683          12,780              (208)        30,255
==============================================================================================================================
Net Asset Value Per Share:
   A Shares                                                          $   9.65        $   9.74                 -       $   9.74
   B Shares                                                                 -        $   9.76                 -       $   9.76
   Y Shares (1)                                                      $   9.65        $   9.76                 -       $   9.76
   Institutional Shares (2)                                          $   9.64        $   9.76                 -       $   9.76
------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                                          $  10.05        $  10.15                 -       $  10.15
   B Shares                                                                 -        $   9.76                 -       $   9.76
   Y Shares (1)                                                      $   9.65        $   9.76                 -       $   9.76
   Institutional Shares (2)                                          $   9.64        $   9.76                 -       $   9.76
------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                                          $   9.65        $   9.74                 -       $   9.74
   B Shares (3)                                                             -        $   9.76                 -       $   9.76
   Y Shares (1)                                                      $   9.65        $   9.76                 -       $   9.76
   Institutional Shares (2)                                          $   9.64        $   9.76                 -       $   9.76
------------------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                                              Firstar U.S. Government Securities Fund
(unaudited)


                                                                 Firstar Stellar  Mercantile U.S.
                                                                       U.S.         Government
                                                                    Government      Securities                        Pro Forma
                                                                 Securities Fund     Portfolio       Adjustments       Combined
-------------------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost                   $161,368          $63,363                 -       $224,731
    $65,450 and $167,477 respectively)
   Cash                                                                     -                1                 -              1
   Income receivable                                                    2,970              398                 -          3,368
   Receivable for investments sold                                          -                1                 -              1
   Receivable for Fund shares sold                                          -              161                 -            161
   Other assets                                                            23               12              ($23)            12
-------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                     164,361           63,936               (23)       228,274
===============================================================================================================================
Liabilities:
   Payable for Fund shares redeemed                                         -              584                 -            584
   Distributions payable                                                  127              280                              407
   Payable to affiliates                                                  158               36                 -            194
   Accrued expenses and other liabilities                                  22               21                 -             43
-------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                    307              921                 -          1,228
===============================================================================================================================
Net Assets                                                           $164,054          $63,015              ($23)      $227,046
===============================================================================================================================
Net Assets Consist of:
   Paid in capital                                                   $171,989          $66,520              ($23)      $238,486
   Accumulated undistributed net investment income                          0              332                 -            332
   Accumulated undistributed net realized gain (loss)                  (1,826)          (1,750)                -         (3,576)
   Net unrealized appreciation (depreciation) on investments           (6,109)          (2,087)                -         (8,196)
-------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                $164,054          $63,015              ($23)      $227,046
===============================================================================================================================
Net Assets:
   A Shares                                                          $162,758          $ 3,837         ($154,806)        11,789
   B Shares                                                             1,296              175               (13)         1,458
   Y Shares (1)                                                             -            7,289                 -          7,289
   Institutional Shares (2)                                                 -           51,714           154,796        206,510
-------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                $164,054          $63,015              ($23)      $227,046
===============================================================================================================================
Shares Outstanding:
   A Shares                                                            17,412              376           (16,633)         1,155
   B Shares                                                               139               17               (12)           144
   Y Shares (1)                                                             -              717                 -            717
   Institutional Shares (2)                                                 -            5,067            15,161         20,228
-------------------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                                          17,551            6,177            (1,484)        22,244
===============================================================================================================================
Net Asset Value Per Share:
   A Shares                                                          $   9.35          $ 10.21                 -       $  10.21
   B Shares                                                          $   9.34          $ 10.22                 -       $  10.22
   Y Shares (1)                                                             -          $ 10.17                 -       $  10.17
   Institutional Shares (2)                                                 -          $ 10.21                 -       $  10.21
-------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                                          $   9.74          $ 10.47                 -       $  10.47
   B Shares                                                          $   9.34          $ 10.22                 -       $  10.22
   Y Shares (1)                                                             -          $ 10.17                 -       $  10.17
   Institutional Shares (2)                                                 -          $ 10.21                 -       $  10.21
-------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                                          $   9.35          $ 10.21                 -       $  10.21
   B Shares (3)                                                      $   9.34          $ 10.22                 -       $  10.22
   Y Shares (1)                                                             -          $ 10.17                 -       $  10.17
   Institutional Shares (2)                                                 -          $ 10.21                 -       $  10.21
-------------------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                                                   Firstar Balanced Income Fund
(Unaudited)


                                                                 Firstar Balanced  Firstar Stellar                  Pro Forma
                                                                   Income Fund         Fund         Adjustments      Combined
------------------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost                     $91,096         $82,370                -       $173,466
    $83,790 and $60,019 respectively)
   Cash                                                                      -               6                -              6
   Income receivable                                                       778             373                -          1,151
   Receivable for investments sold                                         704           1,611                -          2,315
   Receivable for Fund shares sold                                         290               -                -            290
   Other assets                                                             65              36             ($31)            70
------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                       92,933          84,396              (31)       177,298
==============================================================================================================================
Liabilities:
   Payable for investments purchased                                       529             153                -            682
   Payable for Fund shares redeemed                                        136               -                -            136
   Payable to affiliate                                                     98             133                -            231
   Accrued expenses and other liabilities                                  177              32                -            209
------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                     940             318                -          1,258
==============================================================================================================================
Net Assets                                                             $91,993         $84,078             ($31)      $176,040
==============================================================================================================================
Net Assets Consist of:
   Paid in capital                                                     $84,937         $59,110             ($31)      $144,016
   Accumulated undistributed net investment income                         251             184                -            435
   Accumulated undistributed net realized gain (loss)                     (501)          2,433                -          1,932
   Net unrealized appreciation (depreciation) on investments             7,306          22,351                -         29,657
------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                  $91,993         $84,078             ($31)      $176,040
==============================================================================================================================
Net Assets:
   A Shares                                                            $11,413         $39,722             ($15)        51,120
   B Shares                                                              3,582              13                -          3,595
   Institutional Shares (1)                                             76,998          44,343              (16)       121,325
------------------------------------------------------------------------------------------------------------------------------
     Total net assets                                                  $91,993         $84,078             ($31)      $176,040
==============================================================================================================================
Shares Outstanding:
   A Shares                                                              1,040           2,897              727          4,664
   B Shares                                                                311               1                -            312
   Institutional Shares (1)                                              7,057           3,235              802         11,094
------------------------------------------------------------------------------------------------------------------------------
     Total shares outstanding                                            8,408           6,133            1,529         16,070
==============================================================================================================================
Net Asset Value Per Share:
   A Shares                                                            $ 10.96         $ 13.71                -       $  10.96
   B Shares                                                            $ 10.98         $ 13.71                -       $  10.98
   Institutional Shares (1)                                            $ 10.98         $ 13.71                -       $  10.98
------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                                            $ 11.60         $ 14.51                -       $  11.60
   B Shares                                                            $ 10.98         $ 13.71                -       $  10.98
   Institutional Shares (1)                                            $ 10.98         $ 13.71                -       $  10.98
------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                                            $ 10.96         $ 13.71                -       $  10.96
   B Shares (2)                                                        $ 10.98         $ 13.71                -       $  10.98
   Institutional Shares (1)                                            $ 10.98         $ 13.71                -       $  10.98
------------------------------------------------------------------------------------------------------------------------------

   (1) Represents Stellar Y class
   (2) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                      Firstar Balanced Growth Fund
(unaudited)

                                                                         Mercantile
                                                     Firstar Balanced     Balanced                     Pro Forma
                                                       Growth Fund       Portfolio     Adjustments      Combined
-----------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost
   $182,505 and $81,852 respectively)                    $230,786        $88,016                -       $318,802
   Cash                                                        16             33                -             49
   Income receivable                                        1,556            416                -          1,972
   Receivable for investments sold                          1,147              -                -          1,147
   Receivable for Fund shares sold                            941              2                -            943
   Other assets                                                38             14             ($12)            40
-----------------------------------------------------------------------------------------------------------------
    Total assets                                          234,484         88,481              (12)       322,953
=================================================================================================================
Liabilities:
   Payable for investments purchased                        2,563             27                -          2,590
   Payable for Fund shares redeemed                         2,275            129                -          2,404
   Payable to affiliates                                      290             68                -            358
   Accrued expenses and other liabilities                      48             46                -             94
-----------------------------------------------------------------------------------------------------------------
    Total liabilities                                       5,176            270                -          5,446
-----------------------------------------------------------------------------------------------------------------
Net Assets                                               $229,308        $88,211             ($12)      $317,507
=================================================================================================================
Net Assets Consist of:
   Paid in capital                                       $160,744        $76,843             ($12)      $237,575
   Accumulated undistributed net investment income            346              9                -            355
   Accumulated undistributed net realized gain (loss)      19,937          5,195                -         25,132
   Net unrealized appreciation (depreciation) on
   investments                                             48,281          6,164                -         54,445
-----------------------------------------------------------------------------------------------------------------
    Total net assets                                     $229,308        $88,211             ($12)      $317,507
=================================================================================================================
Net Assets:
   A Shares                                              $ 53,470        $10,076              ($2)        63,544
   B Shares                                                 1,264          1,990                -          3,254
   Y Shares (1)                                                 -         53,563               (7)        53,556
   Institutional Shares (2)                               174,574         22,582               (3)       197,153
-----------------------------------------------------------------------------------------------------------------
    Total net assets                                     $229,308        $88,211             ($12)      $317,507
=================================================================================================================
Shares Outstanding:
   A Shares                                                 1,640            934             (625)         1,949
   B Shares                                                    39            187             (126)           100
   Y Shares (1)                                                 -          4,983           (3,342)         1,643
   Institutional Shares (2)                                 5,347          2,091           (1,399)         6,039
-----------------------------------------------------------------------------------------------------------------
    Total shares outstanding                                7,026          8,195           (5,490)         9,731
=================================================================================================================
Net Asset Value Per Share:
   A Shares                                              $  32.60        $ 10.79                -       $  32.60
   B Shares                                              $  32.69        $ 10.67                -       $  32.69
   Y Shares (1)                                                 -        $ 10.75                -       $  32.60
   Institutional Shares (2)                              $  32.65        $ 10.80                -       $  32.65
-----------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                              $  34.50        $ 11.42                -       $  34.50
   B Shares                                              $  32.69        $ 10.67                -       $  32.69
   Y Shares (1)                                                 -        $ 10.75                -       $  32.60
   Institutional Shares (2)                              $  32.65        $ 10.80                -       $  32.65
-----------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                              $  32.60        $ 10.79                -       $  32.60
   B Shares (3)                                          $  32.69        $ 10.67                -       $  32.69
   Y Shares (1)                                                 -        $ 10.75                -       $  32.60
   Institutional Shares (2)                              $  32.65        $ 10.80                -       $  32.65
-----------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                  Firstar Growth and Income Fund
(unaudited)

                                                                         Mercantile
                                                     Firstar Growth      Growth &
                                                       and Income      Income Equity                     Pro Forma
                                                          Fund           Portfolio      Adjustments      Combined
------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost
   $522,238 and $280,854 respectively)                   $695,053       $393,776                 -      $1,088,829
   Income receivable                                          776            265                 -           1,041
   Receivable for investments sold                          7,428              -                 -           7,428
   Receivable for Fund shares sold                            256          1,404                 -           1,660
   Other assets                                                36             32              ($28)             40
------------------------------------------------------------------------------------------------------------------
    Total assets                                          703,549        395,477               (28)      1,098,998
==================================================================================================================
Liabilities:
   Payable for investments purchased                        7,819            313                 -           8,132
   Payable for Fund shares redeemed                         1,378          4,543                 -           5,921
   Payable to affiliates                                      778            339                 -           1,117
   Accrued expenses and other liabilities                     122            138                 -             260
------------------------------------------------------------------------------------------------------------------
    Total liabilities                                      10,097          5,333                 -          15,430
------------------------------------------------------------------------------------------------------------------
Net Assets                                               $693,452       $390,144              ($28)     $1,083,568
==================================================================================================================
Net Assets Consist of:
   Paid in capital                                       $447,537       $219,874              ($28)     $  667,383
   Accumulated undistributed net investment income          1,115             (7)                -           1,108
   Accumulated undistributed net realized gain (loss)      71,985         57,355                 -         129,340
   Net unrealized appreciation (depreciation) on
   investments                                            172,815        112,922                 -         285,737
------------------------------------------------------------------------------------------------------------------
    Total net assets                                     $693,452       $390,144              ($28)     $1,083,568
==================================================================================================================
Net Assets:
   A Shares                                              $181,142       $ 47,385               ($3)        228,524
   B Shares                                                 2,461          9,714                (1)         12,174
   Y Shares (1)                                                 -         86,330                (6)         86,324
   Institutional Shares (2)                               509,849        246,715               (18)        756,546
------------------------------------------------------------------------------------------------------------------
    Total net assets                                     $693,452       $390,144              ($28)     $1,083,568
==================================================================================================================
Shares Outstanding:
   A Shares                                                 4,036          2,623            (1,567)          5,092
   B Shares                                                    55            550              (333)            272
   Y Shares (1)                                                 -          4,777            (2,853)          1,924
   Institutional Shares (2)                                11,383         13,586            (8,100)         16,869
------------------------------------------------------------------------------------------------------------------
    Total shares outstanding                               15,474         21,536           (13,853)         24,157
==================================================================================================================
Net Asset Value Per Share:
   A Shares                                              $  44.90       $  18.06                 -      $    44.90
   B Shares                                              $  44.75       $  17.67                 -      $    44.75
   Y Shares (1)                                                 -       $  18.07                 -      $    44.90
   Institutional Shares (2)                              $  44.97       $  18.16                 -      $    44.97
------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                              $  47.51       $  19.11                 -      $    47.51
   B Shares                                              $  44.75       $  17.67                 -      $    44.75
   Y Shares (1)                                                 -       $  18.07                 -      $    44.90
   Institutional Shares (2)                              $  44.97       $  18.16                 -      $    44.97
------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                              $  44.90       $  18.06                 -      $    44.90
   B Shares (3)                                          $  44.75       $  17.67                 -      $    44.75
   Y Shares (1)                                                 -       $  18.07                 -      $    44.90
   Institutional Shares (2)                              $  44.97       $  18.16                 -      $    44.97
------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                         Firstar Equity Index Fund
(unaudited)

                                                                         Mercantile
                                                       Firstar Equity   Equity Index                       Pro Forma
                                                        Index Fund       Portfolio        Adjustments      Combined
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost
   $434,879 and $79,368 respectively)                    $823,360        $111,371                 -       $934,731
   Cash                                                       204               -                 -            204
   Income receivable                                          814              87                 -            901
   Receivable for investments sold                              -               -                 -              -
   Receivable for Fund shares sold                            810              23                 -            833
   Other assets                                               111              21              ($20)           112
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                          825,299         111,502               (20)       936,781
=========================================================================================================================
Liabilities:
   Payable for Fund shares redeemed                         2,780               9                 -          2,789
   Payable to affiliates                                      549              50                 -            599
   Accrued expenses and other liabilities                     323              47                 -            370
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                       3,652             106                 -          3,758
=========================================================================================================================
Net Assets                                               $821,647        $111,396              ($20)      $933,023
=========================================================================================================================
Net Assets Consist of:
   Paid in capital                                       $433,198        $ 79,912              ($20)      $513,090
   Accumulated undistributed net investment income            643            (274)                -            369
   Accumulated undistributed net realized gain (loss)      (2,790)           (245)                -         (3,035)
   Net unrealized appreciation (depreciation) on
   investments                                            388,481          32,003                 -        420,484
   Net unrealized appreciation (depreciation) on
   Futures contracts                                        2,115               -                 -          2,115
-------------------------------------------------------------------------------------------------------------------------
    Total net assets                                     $821,647        $111,396              ($20)      $933,023
=========================================================================================================================
Net Assets:
   A Shares                                              $146,680        $  3,507                 -        150,187
   B Shares                                                 9,132               -                 -          9,132
   Y Shares (1)                                                 -          37,724               ($7)        37,717
   Institutional Shares (2)                               665,835          70,165               (13)       735,987
-------------------------------------------------------------------------------------------------------------------------
    Total net assets                                     $821,647        $111,396              ($20)      $933,023
=========================================================================================================================
Shares Outstanding:
   A Shares                                                 1,536             197              (160)         1,573
   B Shares                                                    96               -                 -             96
   Y Shares (1)                                                 -           2,124            (1,729)           395
   Institutional Shares (2)                                 6,963           3,946            (3,212)         7,697
-------------------------------------------------------------------------------------------------------------------------
    Total shares outstanding                                8,595           6,267            (5,101)         9,761
=========================================================================================================================
Net Asset Value Per Share:
   A Shares                                              $  95.48        $  17.76                 -       $  95.48
   B Shares                                              $  95.31               -                 -       $  95.31
   Y Shares (1)                                                 -        $  17.76                 -       $  95.48
   Institutional Shares (2)                              $  95.63        $  17.78                 -       $  95.63
-------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                              $ 101.04        $  18.79                 -       $ 101.04
   B Shares                                              $  95.31               -                 -       $  95.31
   Y Shares (1)                                                 -        $  17.76                 -       $  95.48
   Institutional Shares (2)                              $  95.63        $  17.78                 -       $  95.63
-------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                              $  95.48        $  17.76                 -       $  95.48
   B Shares (3)                                          $  95.31               -                 -       $  95.31
   Y Shares (1)                                                 -        $  17.76                 -       $  95.48
   Institutional Shares (2)                              $  95.63        $  17.78                 -       $  95.63
-------------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                      Firstar Growth Fund*
(unaudited)

                                                                        Mercantile
                                                     Firstar Growth    Growth Equity           Pro Forma
                                                         Fund            Portfolio     Adjustments    Combined
-------------------------------------------------------------------------------------------------------------------
Assets:
   Total investments in securities, at value (cost
   $250,068 and $65,159 respectively)                    $380,492        $124,929                 -       $505,421
   Income receivable                                          132              53                 -            185
   Receivable for investments sold                          1,751               -                 -          1,751
   Receivable for Fund shares sold                            320           1,400                 -          1,720
   Other assets                                                40              14              ($12)            42
-------------------------------------------------------------------------------------------------------------------
    Total assets                                          382,735         126,396               (12)       509,119
===================================================================================================================
Liabilities:
   Payable for investments purchased                        2,484             815                 -          3,299
   Payable for Fund shares redeemed                         5,058               9                 -          5,067
   Payable to affiliates                                      403              96                 -            499
   Accrued expenses and other liabilities                      49              18                 -             67
-------------------------------------------------------------------------------------------------------------------
    Total liabilities                                       7,994             938                 -          8,932
===================================================================================================================
Net Assets                                               $374,741        $125,458              ($12)      $500,187
===================================================================================================================
Net Assets Consist of:
   Paid in capital                                       $216,039        $ 46,934              ($12)      $262,961
   Accumulated undistributed net investment income           (184)           (120)                -           (304)
   Accumulated undistributed net realized gain (loss)      28,462          18,874                 -         47,336
   Net unrealized appreciation (depreciation) on
   investments                                            130,424          59,770                 -        190,194
-------------------------------------------------------------------------------------------------------------------
    Total net assets                                     $374,741        $125,458              ($12)      $500,187
===================================================================================================================
Net Assets:
   A Shares                                              $ 51,718        $  9,296               ($1)        61,013
   B Shares                                                 1,144           2,214                 -          3,358
   Y Shares (1)                                                 -           2,607                 -          2,607
   Institutional Shares (2)                               321,879         111,341               (11)       433,209
-------------------------------------------------------------------------------------------------------------------
    Total net assets                                     $374,741        $125,458              ($12)      $500,187
===================================================================================================================
Shares Outstanding:
   A Shares                                                 1,204             421              (205)         1,421
   B Shares                                                    27             102               (50)            79
   Y Shares (1)                                                 -             118               (57)            61
   Institutional Shares (2)                                 7,391           5,012            (2,456)         9,947
-------------------------------------------------------------------------------------------------------------------
    Total shares outstanding                                8,622           5,653            (2,767)        11,508
===================================================================================================================
Net Asset Value Per Share:
   A Shares                                              $  42.94        $  22.06                 -       $  42.94
   B Shares                                              $  42.57        $  21.66                 -       $  42.57
   Y Shares (1)                                                 -        $  22.04                 -       $  42.94
   Institutional Shares (2)                              $  43.55        $  22.22                 -       $  43.55
-------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
   A Shares                                              $  45.46        $  23.34                 -       $  45.46
   B Shares                                              $  42.57        $  21.66                 -       $  42.57
   Y Shares (1)                                                 -        $  22.04                 -       $  42.94
   Institutional Shares (2)                              $  43.55        $  22.22                 -       $  43.55
-------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
   A Shares                                              $  42.94        $  22.06                 -       $  42.94
   B Shares (3)                                          $  42.57        $  21.66                 -       $  42.57
   Y Shares (1)                                                 -        $  22.04                 -       $  42.94
   Institutional Shares (2)                              $  43.55        $  22.22                 -       $  43.55
-------------------------------------------------------------------------------------------------------------------

   (1) Represents Mercantile Intitutional class
   (2) Represents Mercantile Trust class
   (3) Does not include the deduction of any applicable contingent deferred sales charge

   * Expected to change its name to Firstar Large Cap Core Equity Fund upon consummation of the Reorganization

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                         Firstar MidCap Index Fund
(unaudited)

                                                                                           Firstar Stellar
                                                                                               Capital
                                                                           Firstar MidCap    Appreciation                Pro Forma
                                                                             Index Fund         Fund        Adjustments  Combined
----------------------------------------------------------------------------------------------------------------------------------
Assets:
      Total investments in securities, at value (cost $96,468 and
        $63,470 respectively)                                                $104,407          $87,911              -    $192,318
      Income receivable                                                            98               66              -         164
      Receivable for investments sold                                              91                -              -          91
      Receivable for Fund shares sold                                              93                -              -          93
      Other assets                                                                 34               39         $  (39)         34
----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                          104,723           88,016            (39)    192,700
==================================================================================================================================
Liabilities:
      Payable for Fund shares redeemed                                             29                -              -          29
      Payable to affiliates                                                        61              113              -         174
      Accrued expenses and other liabilities                                      132                6              -         138
----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                         222              119              -         341
==================================================================================================================================
Net Assets                                                                   $104,501          $87,897         $  (39)   $192,359
==================================================================================================================================
Net Assets Consist of:
      Paid in capital                                                         $92,708          $65,203         $  (39)   $157,872
      Accumulated undistributed net investment income                              78             (444)             -        (366)
      Accumulated undistributed net realized gain (loss)                        3,675           (1,303)             -       2,372
      Net unrealized appreciation (depreciation) on investments                 7,939           24,441              -      32,380
      Net unrealized appreciation (depreciation) on Futures contracts             101                -              -         101
----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                                   $104,501          $87,897         $  (39)   $192,359
==================================================================================================================================
Net Assets:
      A Shares                                                                 $1,391          $87,897         $  (39)     89,249
      B Shares                                                                    295                -              -         295
      Institutional Shares                                                    102,815                -              -     102,815
----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                                   $104,501          $87,897         $  (39)   $192,359
==================================================================================================================================
Shares Outstanding:
      A Shares                                                                    119            6,220          1,322       7,661
      B Shares                                                                     25                0              -          25
      Institutional Shares                                                      8,828                -              -       8,828
----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                                               8,972            6,220          1,322      16,514
==================================================================================================================================
Net Asset Value Per Share:
      A Shares                                                                 $11.65           $14.13              -      $11.65
      B Shares                                                                 $11.63           $14.13              -      $11.63
      Institutional Shares                                                     $11.65                -              -      $11.65
----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
      A Shares                                                                 $12.33           $14.95              -      $12.33
      B Shares                                                                 $11.63           $14.13              -      $11.63
      Institutional Shares                                                     $11.65                -              -      $11.65
----------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
      A Shares                                                                 $11.65           $14.13              -      $11.65
      B Shares (1)                                                             $11.63           $14.13              -      $11.63
      Institutional Shares                                                     $11.65                -              -      $11.65
----------------------------------------------------------------------------------------------------------------------------------

(1) Does not include the deduction of any applicable contingent deferred sales charge

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                                Firstar Emerging Growth Fund*
(unaudited)

                                                                                          Mercantile Small
                                                                        Firstar Emerging     Cap Equity                  Pro Forma
                                                                          Growth Fund        Portfolio      Adjustments  Combined
----------------------------------------------------------------------------------------------------------------------------------
Assets:
      Total investments in securities, at value (cost $124,737 and
        $165,864 respectively)                                              $200,657          $154,571              -    $355,228
      Cash                                                                       378                 0              -         378
      Income receivable                                                           73                35              -         108
      Receivable for investments sold                                          1,610               166              -       1,776
      Receivable for Fund shares sold                                             85                 1              -          86
      Other assets                                                                31                33        $   (27)         37
----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                         202,834           154,806            (27)    357,613
==================================================================================================================================
Liabilities:
      Payable for investments purchased                                        6,503             1,510              -       8,013
      Payable for Fund shares redeemed                                           162                38              -         200
      Payable to affiliates                                                      241               124              -         365
      Accrued expenses and other liabilities                                      55                25              -          80
----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                      6,961             1,697              -       8,658
==================================================================================================================================
Net Assets                                                                  $195,873          $153,109        $   (27)   $348,955
==================================================================================================================================
Net Assets Consist of:
      Paid in capital                                                       $150,449          $106,135        $   (27)   $256,557
      Accumulated undistributed net investment income                           (391)             (268)             -        (659)
      Accumulated undistributed net realized gain (loss)                      11,022            17,408              -      28,430
      Net unrealized appreciation (depreciation) on investments               34,793            29,834              -      64,627
----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                                  $195,873          $153,109        $   (27)   $348,955
==================================================================================================================================
Net Assets:
      A Shares                                                               $11,155            $9,645        $    (2)     20,798
      B Shares                                                                   222             1,260              -       1,482
      Y Shares (1)                                                                 -             4,317              -       4,317
      Institutional Shares (2)                                               184,496           137,887            (25)    322,358
----------------------------------------------------------------------------------------------------------------------------------
          Total net assets                                                  $195,873          $153,109        $   (27)   $348,955
==================================================================================================================================
Shares Outstanding:
      A Shares                                                                   877               570           (217)      1,230
      B Shares                                                                    18                77             (4)         91
      Y Shares (1)                                                                 -               256              -         256
      Institutional Shares (2)                                                14,434             8,012         (3,715)     18,731
----------------------------------------------------------------------------------------------------------------------------------
         Total shares outstanding                                             15,329             8,915         (3,936)     20,308
==================================================================================================================================
Net Asset Value Per Share:
      A Shares                                                                $12.72            $16.91              -      $16.91
      B Shares                                                                $12.62            $16.29              -      $16.29
      Y Shares (1)                                                                 -            $16.86              -      $16.86
      Institutional Shares (2)                                                $12.78            $17.21              -      $17.21
----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
      A Shares                                                                $13.46            $17.89              -      $17.89
      B Shares                                                                $12.62            $16.29              -      $16.29
      Y Shares (1)                                                                 -            $16.86              -      $16.86
      Institutional Shares (2)                                                $12.78            $17.21              -      $17.21
----------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
      A Shares                                                                $12.72            $16.91              -      $16.91
      B Shares (3)                                                            $12.62            $16.29              -      $16.29
      Y Shares (1)                                                                 -            $16.86              -      $16.86
      Institutional Shares (2)                                                $12.78            $17.21              -      $17.21
----------------------------------------------------------------------------------------------------------------------------------

(1)  Represents Mercantile Intitutional class
(2)  Represents Mercantile Trust class
(3) Does not include the deduction of any applicable contingent deferred sales charge

 * Expected to change its name to Firstar Small Cap Core Equity Fund upon consummation of the Reorganization

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF ASSETS & LIABILITIES
(Amounts in thousands, except per share data)
April 30, 2000                     Firstar Core International Equity Fund*
(unaudited)

                                                                           Firstar Core    Mercantile
                                                                          International   International                 Pro Forma
                                                                           Equity Fund   Equity Portfolio  Adjustments  Combined
----------------------------------------------------------------------------------------------------------------------------------
Assets:
     Total investments in securities, at value (cost $104,403 and
       $38,481 respectively )                                                $38,229         $127,506             -      $165,735
     Foreign Currency (cost $307 and $102 respectively)                           99              307             -           406
     Cash                                                                        583                -             -           583
     Income receivable                                                           149              330             -           479
     Receivable for investments sold                                           1,139            2,952             -         4,091
     Receivable for Fund shares sold                                             145               12             -           157
     Other assets                                                                  3               21             -            24
----------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                           40,347          131,128             -       171,475
==================================================================================================================================
Liabilities:
     Payable for investments purchased                                             -              477             -           477
     Payable for Fund shares redeemed                                              5              167             -           172
     Payable to affiliates                                                        63              116             -           179
     Accrued expenses and other liabilities                                      591               86             -           677
----------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                         659              846             -         1,505
==================================================================================================================================
Net Assets                                                                   $39,688         $130,282             -      $169,970
==================================================================================================================================
Net Assets Consist of:
     Paid in capital                                                         $39,795          $91,296             -      $131,091
     Accumulated undistributed net investment income                              87           (1,094)            -        (1,007)
     Accumulated undistributed net realized gain (loss)                           61           16,977             -        17,038
     Net unrealized appreciation (depreciation) on investments                  (252)          23,103             -        22,851
     Net unrealized appreciation (depreciation) on foreign currency               (3)               -             -            (3)
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                                    $39,688         $130,282             -      $169,970
==================================================================================================================================
Net Assets:
     A Shares                                                                    $30           $4,164             -         4,194
     B Shares                                                                     45              791             -           836
     Y Shares (1)                                                                  -           15,418             -        15,418
     Institutional Shares (2)                                                 39,613          109,909             -       149,522
----------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                                    $39,688         $130,282             -      $169,970
==================================================================================================================================
Shares Outstanding:
     A Shares                                                                      3              242            (2)          243
     B Shares                                                                      5               47            (2)           50
     Y Shares (1)                                                                  -              897             -           897
     Institutional Shares (2)                                                  3,982            6,296        (1,713)        8,565
----------------------------------------------------------------------------------------------------------------------------------
        Total shares outstanding                                               3,990            7,482        (1,717)        9,755
==================================================================================================================================
Net Asset Value Per Share:
     A Shares                                                                  $9.93           $17.23             -        $17.23
     B Shares                                                                  $9.92           $16.66             -        $16.66
     Y Shares (1)                                                                  -           $17.19             -        $17.19
     Institutional Shares (2)                                                  $9.95           $17.46             -        $17.46
----------------------------------------------------------------------------------------------------------------------------------
Offering Price Per Share:
     A Shares                                                                 $10.51           $18.23             -        $18.23
     B Shares                                                                  $9.92           $16.66             -        $16.66
     Y Shares (1)                                                                  -           $17.19             -        $17.19
     Institutional Shares (2)                                                  $9.95           $17.46             -        $17.46
----------------------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share:
     A Shares                                                                  $9.93           $17.23             -        $17.23
     B Shares (3)                                                              $9.92           $16.66             -        $16.66
     Y Shares (1)                                                                  -           $17.19             -        $17.19
     Institutional Shares (2)                                                  $9.95           $17.46             -        $17.46
----------------------------------------------------------------------------------------------------------------------------------

(1)  Represents Mercantile Intitutional class
(2)  Represents Mercantile Trust class
(3) Does not include the deduction of any applicable contingent deferred sales charge

 * Expected to change its name to Firstar International Growth Fund upon consummation of the Reorganization

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000                           Firstar Money Market Fund
(unaudited)

                                                               Firstar Money     Mercantile Money                        Pro Forma
                                                                Market Fund      Market Portfolio      Adjustments        Combined
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                               $ 13,541            $ 85,168          $      -         $ 98,709
     Dividend income                                                      -                   -                 -                -
----------------------------------------------------------------------------------------------------------------------------------
        Total income                                                 13,541              85,168                 -           98,709

Expenses:
     Investment advisory fees                                         1,233               6,177             1,544            8,954
     Administration fees                                                265               3,110            (1,530)           1,845
     Shareholder servicing fees                                         106               1,940              (434)           1,612
     Distribution and service fees                                        -                 503             1,288            1,791
     Transfer and dividend disbursing agent fees and expenses           283                 566              (151)             698
     Portfolio accounting fees                                           49                   1               165              215
     Custodian fees                                                      36                 311              (168)             179
     Other expenses                                                     275                 748               678            1,701
----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                2,247              13,356             1,392           16,995
Waivers                                                                (396)             (2,144)            1,304           (1,236)
----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                  1,851              11,212             2,696           15,759
----------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                  11,690              73,956            (2,696)          82,950
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                   -                   -                 -                -

Net change in unrealized appreciation (depreciation)                      -                   -                 -                -
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                          -                   -                 -                -
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $ 11,690            $ 73,956          $ (2,696)        $ 82,950
==================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands, except per share data)
For the twelve months ended April 30, 2000                       Firstar U.S. Treasury Money Market Fund
(unaudited)

                                                              Firstar U.S.
                                                             Treasury Money      Firstar Stellar                         Pro Forma
                                                               Market Fund        Treasury Fund        Adjustments        Combined
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                             $ 5,588             $ 142,775           $     -        $ 148,363
     Dividend income                                                   -                     -                 -                -
----------------------------------------------------------------------------------------------------------------------------------
        Total income                                               5,588               142,775                 -          148,363

Expenses:
     Investment advisory fees                                        554                13,460            (1,782)          12,232
     Administration fees                                             119                 2,961              (193)           2,887
     Shareholder servicing fees                                        -                     -             5,886            5,886
     Distribution and service fees                                     -                 1,355             2,849            4,204
     Transfer and dividend disbursing agent fees and expenses         33                   483              (236)             280
     Portfolio accounting fees                                        32                   181               (17)             196
     Custodian fees                                                   17                   673              (466)             224
     Other expenses                                                   72                 3,737            (3,473)             336
----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                               827                22,850             2,568           26,245
Waivers                                                               (6)                    -                 6                -
----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                 821                22,850             2,574           26,245
----------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                4,767               119,925            (2,574)         122,118
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                -                     -                 -                -

Net change in unrealized appreciation (depreciation)                   -                     -                 -                -
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                       -                     -                 -                -
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                   $ 4,767             $ 119,925          $ (2,574)       $ 122,118
==================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands, except per share data)
For the twelve months ended April 30, 2000                        Firstar U.S. Treasury Money Market Fund
(unaudited)

                                                                                    Mercantile
                                                              Firstar U.S.           Treasury
                                                            Treasury Money         Money Market                        Pro Forma
                                                              Market Fund           Portfolio        Adjustments        Combined
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                              $ 5,588            $ 14,574            $    -         $ 20,162
     Dividend income                                                    -                   -                 -                -
--------------------------------------------------------------------------------------------------------------------------------
        Total income                                                5,588              14,574                 -           20,162

Expenses:
     Investment advisory fees                                         554               1,177                51            1,782
     Administration fees                                              119                 588              (290)             417
     Shareholder servicing fees                                         -                 476               233              709
     Distribution and service fees                                      -                  38               166              204
     Transfer and dividend disbursing agent fees and expenses          33                 104               (96)              41
     Portfolio accounting fees                                         32                   2                (6)              28
     Custodian fees                                                    17                  59               (44)              32
     Other expenses                                                    72                 175              (198)              49
--------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                827               2,619              (184)           3,262
Waivers                                                                (6)               (414)              420                -
--------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                  821               2,205               236            3,262
--------------------------------------------------------------------------------------------------------------------------------

               Net investment income                                4,767              12,369              (236)          16,900
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                 -                   -                 -                -

Net change in unrealized appreciation (depreciation)                    -                   -                 -                -
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                        -                   -                 -                -
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                    $ 4,767            $ 12,369            $ (236)        $ 16,900
================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands, except per share data)
For the twelve months ended April 30, 2000                        Firstar U.S. Treasury Money Market Fund
(unaudited)

                                                                                           Mercantile
                                                       Firstar U.S.                         Treasury
                                                      Treasury Money    Firstar Stellar   Money Market                 Pro Forma
                                                        Market Fund      Treasury Fund     Portfolio     Adjustments    Combined
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                  $       5,588     $    142,775      $   14,574     $        -    $ 162,937
     Dividend income                                              -                -               -              -            -
--------------------------------------------------------------------------------------------------------------------------------
        Total income                                          5,588          142,775          14,574              -      162,937

Expenses:
     Investment advisory fees                                   554           13,460           1,177         (1,564)      13,627
     Administration fees                                        119            2,961             588           (478)       3,190
     Shareholder servicing fees                                   -                -             476            149          625
     Distribution and service fees                                -            1,355              38            (15)       1,378
     Transfer and dividend disbursing agent
      fees and expenses                                          33              483             104           (310)         310
     Portfolio accounting fees                                   32              181               2              2          217
     Custodian fees                                              17              673              59           (501)         248
     Other expenses                                              72            3,737             175           (113)       3,871
--------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                          827           22,850           2,619         (2,830)      23,466
Waivers                                                          (6)               -            (414)           420            -
--------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                            821           22,850           2,205         (2,410)      23,466
--------------------------------------------------------------------------------------------------------------------------------

               Net investment income                          4,767          119,925          12,369          2,410      139,471
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                           -                -               -              -            -

Net change in unrealized appreciation (depreciation)              -                -               -              -            -
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                  -                -               -              -            -
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations        $       4,767     $    119,925      $   12,369     $    2,410    $ 139,471
================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000 Firstar Tax-Exempt Money Market Fund (unaudited)


                                                                 Firstar Tax-   Firstar Stellar Tax
                                                                 Exempt Money      Free Money                        Pro Forma
                                                                 Market Fund       Market Fund        Adjustments     Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                              $ 5,370       $   5,756             $       -       $   11,126
     Dividend income                                                    -               -                     -                -
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                5,370           5,756                     -           11,126

Expenses:
     Investment advisory fees                                         760             905                   (82)           1,583
     Administration fees                                              163             181                   (18)             326
     Shareholder servicing fees                                         -             194                   106              300
     Distribution and service fees                                      -               -                     -                -
     Transfer and dividend disbursing agent fees and expenses          34              38                   (28)              44
     Portfolio accounting fees                                         36              43                    (3)              76
     Custodian fees                                                    26              41                   (35)              32
     Other expenses                                                    85              37                   (30)              92
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                              1,104           1,439                   (90)           2,453
Waivers                                                                 -            (139)                  139                -
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                1,104           1,300                    49            2,453
------------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                 4,266           4,456                   (49)           8,673
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                 -               -                     -                -

Net change in unrealized appreciation (depreciation)                    -               -                     -                -
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                        -               -                     -                -
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                    $ 4,266       $   4,456             $     (49)      $    8,673
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000 Firstar Tax-Exempt Money Market Fund (unaudited)

                                                                  Firstar Tax-    Mercantile Tax-
                                                                  Exempt Money     Exempt Money                          Pro Forma
                                                                   Market Fund    Market Portfolio      Adjustments      Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                               $ 5,370            $ 5,843           $ -               $ 11,213
     Dividend income                                                     -                  -             -                      -
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                 5,370              5,843             -                 11,213

Expenses:
     Investment advisory fees                                          760                679           170                  1,609
     Administration fees                                               163                170            (2)                   331
     Shareholder servicing fees                                          -                 91           263                    354
     Distribution and service fees                                       -                 23           (23)                     -
     Transfer and dividend disbursing agent fees and expenses           34                 62           (51)                    45
     Portfolio accounting fees                                          36                  2            39                     77
     Custodian fees                                                     26                 34           (28)                    32
     Other expenses                                                     85                 93           (85)                    93
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                               1,104              1,154           283                  2,541
Waivers                                                                  -                (85)           85                      -
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                 1,104              1,069           368                  2,541
------------------------------------------------------------------------------------------------------------------------------------
               Net investment income                                 4,266              4,774          (368)                 8,672
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                  -                  -             -                      -

Net change in unrealized appreciation (depreciation)                     -                  -             -                      -
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                         -                  -             -                      -
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $ 4,266            $ 4,774        $ (368)               $ 8,672
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000 Firstar Tax-Exempt Money Market Fund (unaudited)


                                                  Firstar Tax-Exempt   Firstar Stellar Tax  Mercantile Tax-
                                                    Money Market         Free Money          Exempt Money                 Pro Forma
                                                       Fund              Market Fund        Market Portfolio  Adjustments  Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Interest income                               $            5,370   $         5,756      $          5,843  $     -    $  16,969
    Dividend income                                                -                 -                     -        -            -
--------------------------------------------------------------------------------------------------------------------- --------------
       Total income                                            5,370             5,756                 5,843        -       16,969
Expenses:
    Investment advisory fees                                     760               905                   679       87        2,431
    Administration fees                                          163               181                   170      (13)         501
    Shareholder servicing fees                                     -               194                    91      (60)         225
    Distribution and service fees                                  -                 -                    23        -           23
    Transfer and dividend disbursing agent
      fees and expenses                                           34                38                    62      (66)          68
    Portfolio accounting fees                                     36                43                     2       36          117
    Custodian fees                                                26                41                    34      (52)          49
    Other expenses                                                85                37                    93      (74)         141
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                          1,104             1,439                 1,154     (142)       3,555
------------------------------------------------------------------------------------------------------------------------------------
Waivers                                                            -              (139)                  (85)     224            -
       Net expenses                                            1,104             1,300                 1,069       82        3,555
------------------------------------------------------------------------------------------------------------------------------------
             Net investment income                             4,266             4,456                 4,774      (82)      13,414
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                            -                 -                     -        -            -
Net change in unrealized appreciation
 (depreciation)                                                    -                 -                     -        -            -
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                   -                 -                     -        -            -
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations    $            4,266   $         4,456      $          4,774  $   (82)   $  13,414
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000 Firstar Intermediate Bond Market Fund (unaudited)

                                                                                    Mercantile
                                                                   Firstar         Intermediate
                                                              Intermediate Bond    Corporate Bond                       Pro Forma
                                                                  Market Fund         Portfolio        Adjustments       Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                          $      22,729         $      3,917       $         -      $    26,646
     Dividend income                                                      -                    -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                 22,729                3,917                 -           26,646

Expenses:
     Investment advisory fees                                         1,706                  305               (28)           1,983
     Administration fees                                                366                  111               (68)             409
     Shareholder servicing fees                                          85                    3                (1)              87
     Distribution and service fees                                        2                    1                 -                3
     Transfer and dividend disbursing agent fees and expenses            53                   18                 4               75
     Portfolio accounting fees                                          111                   10                46              167
     Custodian fees                                                      46                   28               (30)              44
     Other expenses                                                     105                   33               (39)              99
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                2,474                  509              (116)           2,867
Waivers                                                                (445)                 (55)              103             (397)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                  2,029                  454               (13)           2,470
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income                                  20,700                3,463                13           24,176
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                  (2,814)                (964)                -           (3,778)

Net change in unrealized appreciation (depreciation)
     on investments and options                                     (11,333)              (2,987)                -          (14,320)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                    (14,147)              (3,951)                -          (18,098)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                $       6,553         $       (488)      $        13      $     6,078
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)


STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000                                 Firstar Tax-Exempt Intermediate Bond Fund
(unaudited)

                                                                                  Mercantile Short-
                                                              Firstar Tax-Exempt    Intermediate
                                                              Intermediate Bond      Municipal                          Pro Forma
                                                                    Fund             Portfolio          Adjustments      Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                           $     4,420        $    1,657            $    -          $ 6,077
     Dividend income                                                     -                 -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                 4,420             1,657                 -            6,077
Expenses:
     Investment advisory fees                                          447               201               (18)             630
     Administration fees                                                96                73               (39)             130
     Shareholder servicing fees                                         55                 -                 -               55
     Distribution and service fees                                       1                 -                 -                1
     Transfer and dividend disbursing agent fees and expenses           42                11                 2               55
     Portfolio accounting fees                                          62                 9                22               93
     Custodian fees                                                     20                18               (19)              19

     Other expenses                                                     94                12                50              156
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                 817               324                (2)           1,139
Waivers                                                               (162)              (36)               59             (139)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                   655               288                57            1,000
------------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                  3,765             1,369               (57)           5,077
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                   (162)             (150)                -             (312)

Net change in unrealized appreciation (depreciation)
     on investments and options                                     (3,739)           (1,381)                -           (5,120)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                    (3,901)           (1,531)                -           (5,432)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 $      (136)       $     (162)           $  (57)         $  (355)
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000
(unaudited)


                                                                 Mercantile         Firstar Stellar
                                                              National Municipal    Insured Tax-Free                   Pro Forma
                                                               Bond Portfolio         Bond Fund       Adjustments       Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                          $   22,304            $   8,259         $       -        $  30,563
     Dividend income                                                   -                    -                 -                -
------------------------------------------------------------------------------------------------------------------------------------

        Total income                                              22,304                8,259                 -           30,563

Expenses:
     Investment advisory fees                                      1,802                1,201              (320)           2,683
     Administration fees                                             655                  176              (329)             502
     Shareholder servicing fees                                        -                  183               103              286
     Distribution and service fees                                    12                    -                 -               12
     Transfer and dividend disbursing agent fees and expenses         90                   37               (34)              93
     Portfolio accounting fees                                         7                   56               132              195
     Custodian fees                                                  131                   40              (122)              49
     Other expensee                                                  157                   50               (22)             185
------------------------------------------------------------------------------------------------------------------------------------
          Total expenses                                           2,854                1,743              (592)           4,005
   Waivers                                                          (328)                (320)              648                -
------------------------------------------------------------------------------------------------------------------------------------
              Net expenses                                          2,526               1,423                56            4,005
------------------------------------------------------------------------------------------------------------------------------------
                Net investment income                              19,778               6,836               (56)          26,558
-----------------------------------------------------------------------------------------------------------------------------------

  Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investments and options               (1,397)               395                 -           (1,002)


   Net change in unrealized appreciation (depreciation)
       on investments and options                                  (24,562)             9,008                 -          (15,554)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                 (25,959)             9,403                 -          (16,556)
------------------------------------------------------------------------------------------------------------------------------------
  Change in net assets resulting from operations              $     (6,181)         $  16,239         $     (56)       $  10,002
====================================================================================================================================

                    (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000                                          Firstar Aggregate Bond
(unaudited)

                                                              Mercantile
                                                             Government &
                                                             Corporate Bond      Mercantile Bond                      Pro Forma
                                                             Portfolio           Index Portfolio     Adjustments      Combined
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                         $    10,066          $    12,908        $        -       $   22,974
     Dividend income                                                   -                    -                 -                -
---------------------------------------------------------------------------------------------------------------------------------
        Total income                                              10,066               12,908                 -           22,974

Expenses:
     Investment advisory fees                                        680                  585               466            1,731
     Administration fees                                             303                  389              (336)             356
     Shareholder servicing fees                                       15                   64                 -               79
     Distribution and service fees                                    19                    3                 -               22
     Transfer and dividend disbursing agent fees and expenses         49                   62               (31)              80
     Portfolio accounting fees                                        20                   22               135              177
     Custodian fees                                                   60                   97              (119)              38
     Other expenses                                                   68                   90                36              194
---------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                             1,214                1,312               151            2,677
Waivers                                                             (151)                (194)              123             (222)
---------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                               1,063                1,118               274            2,455
---------------------------------------------------------------------------------------------------------------------------------

              Net investment income                                9,003               11,790              (274)          20,519
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options               (2,787)              (1,280)                -           (4,067)

Net change in unrealized appreciation (depreciation)
     on investments and options                                   (5,680)              (8,381)                -          (14,061)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                  (8,467)              (9,661)                -          (18,128)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations               $       536          $     2,129        $     (274)      $    2,391
=================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000                                 Firstar U.S. Government Securities Fund
(unaudited)

                                                                                     Mercantile U.S.
                                                             Firstar Stellar         Government
                                                             U.S. Government         Securities                          Pro Forma
                                                             Securities Fund         Portfolio          Adjustments      Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                         $    10,665             $    5,617          $      -        $  16,282
     Dividend income                                                   -                      -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                              10,665                  5,617                 -           16,282

Expenses:
     Investment advisory fees                                        986                    406               135            1,527
     Administration fees                                             180                    181               (99)             262
     Shareholder servicing fees                                      189                     21               106              316
     Distribution and service fees                                     -                     16                32               48
     Transfer and dividend disbursing agent fees and expenses         42                     29                 2               73
     Portfolio accounting fees                                        66                     17                60              143
     Custodian fees                                                   41                     36               (44)              33
     Other expenses                                                   57                     51               (32)              76
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                             1,561                    757               160            2,478
Waivers                                                                -                    (90)             (165)            (255)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                               1,561                    667                (5)           2,223
------------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                9,104                  4,950                 5           14,059
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options               (2,212)                (1,062)                -           (3,274)

Net change in unrealized appreciation (depreciation)
     on investments and options                                   (6,235)                (2,793)                -           (9,028)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                  (8,447)                (3,855)                -          (12,302)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations               $       657             $    1,095          $      5        $   1,757
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000                                           Firstar Balanced Income Fund
(unaudited)

                                                                 Firstar Balance       Firstar Stellar                    Pro Forma
                                                                 Income Fund           Fund               Adjustments     Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                             $    2,096           $    1,996          $      -        $   4,092
     Dividend income                                                    492                1,733                 -            2,225
 -----------------------------------------------------------------------------------------------------------------------------------
        Total income                                                  2,588                3,729                 -            6,317

Expenses:
     Investment advisory fees                                           514                  865              (182)           1,197
     Administration fees                                                 73                  100                (9)             164
     Shareholder servicing fees                                          33                  104                59              196
     Distribution and service fees                                       16                  103                 -              119
     Transfer and dividend disbursing agent fees and expenses            31                   59               (17)              73
     Portfolio accounting fees                                           41                   64               (25)              80
     Custodian fees                                                      18                   23                 2               43
     Other expenses                                                     118                   61               (13)             166
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                  844                1,379              (185)           2,038
Waivers                                                                (130)                   -               (46)            (176)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                    714                1,379              (231)           1,862
------------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                   1,874                2,350               231            4,455
------------------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                     567                2,222                 -            2,789

Net change in unrealized appreciation (depreciation)
      on investments and options                                        538               13,503                 -           14,041
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                      1,105               15,725                 -           16,830
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                   $    2,979           $   18,075          $    231        $  21,285
====================================================================================================================================

                (See Notes too Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000                                             Firstar Balanced Growth Fund
(unaudited)
                                                                                       Mercantile
                                                                 Firstar Balanced      Balanced                          Pro Forma
                                                                  Growth Fund          Portfolio       Adjustments        Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
     Interest income                                              $   6,186            $   4,181        $        -       $   10,367
     Dividend income                                                    769                  720                 -            1,489
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                  6,955                4,901                 -           11,856

Expenses:
     Investment advisory fees                                         1,845                  806                 -            2,651
     Administration fees                                                264                  215              (115)             364
     Shareholder servicing fees                                         141                  173               (29)             285
     Distribution and service fees                                        5                   56                (9)              52
     Transfer and dividend disbursing agent fees and expenses            75                   35               (18)              92
     Portfolio accounting fees                                           93                   13                39              145
     Custodian fees                                                      93                   54               (37)             110
     Other expenses                                                     132                   52                42              226
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                2,648                1,404              (127)           3,925
Waivers                                                                (115)                (107)               63             (159)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                  2,533                1,297               (64)           3,766
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income                                   4,422                3,604                64            8,090
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                  23,892               14,052                 -           37,944

Net change in unrealized appreciation (depreciation)
     on investments and options                                       2,704              (13,943)                -          (11,239)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                     26,596                  109                 -           26,705
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                    $  31,018            $   3,713        $     $ 64       $   34,795
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000        Firstar Growth and Income Fund
(unaudited)

                                                                                        Mercantile
                                                                 Firstar Growth and   Growth & Income                   Pro Forma
                                                                     Income Funds     Equity Portfolio   Adjustments     Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                            $             1,766   $            625   $         -    $   2,391
     Dividend income                                                         10,547              5,461             -       16,008
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                         12,313              6,086             -       18,399

Expenses:
     Investment advisory fees                                                 5,459              2,494           907        8,860
     Administration fees                                                        781                906          (470)       1,217
     Shareholder servicing fees                                                 489                286            73          848
     Distribution and service fees                                               13                255           (48)         220
     Transfer and dividend disbursing agent fees and expenses                   183                130            30          343
     Portfolio accounting fees                                                   93                  3           128          224
     Custodian fees                                                             104                136          (122)         118
     Other expenses                                                             238                196           (91)         343
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                        7,360              4,406           407       12,173
Waivers                                                                         (20)              (448)          468            -
------------------------------------------------------------------------------------------------------------------------------------
           Net expenses                                                       7,340              3,958           875       12,173
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income                                           4,973              2,128          (875)       6,226
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                         112,853             72,979             -      185,832

Net change in unrealized appreciation (depreciation)
     on investments and options                                             (88,556)           (51,641)            -     (140,197)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                             24,297             21,338             -       45,635
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                  $            29,270   $         23,466   $      (875)   $  51,861
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000             Firstar Equity Index Fund
(unaudited)

                                                                 Firstar Equity       Mercantile Equity                  Pro Forma
                                                                   Index Funds        Equity Portfolio     Adjustments    Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                             $        2,685        $            41     $         -   $   2,726
     Dividend income                                                      8,635                  1,316               -       9,951
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                     11,320                  1,357               -      12,677

Expenses:
     Investment advisory fees                                             1,864                    314             (52)      2,126
     Administration fees                                                    800                    208            (132)        876
     Shareholder servicing fees                                             366                     95             (29)        432
     Distribution and service fees                                           40                      9               8          57
     Transfer and dividend disbursing agent fees and expenses               125                     31              14         170
     Portfolio accounting fees                                              101                     23              63         187
     Custodian fees                                                         105                     53             (81)         77
     Other expenses                                                         209                     27             (74)        162
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                    3,610                    760            (283)      4,087
Waivers                                                                    (445)                  (104)             98        (451)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                      3,165                    656            (185)      3,636
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income                                       8,155                    701             185       9,041
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                         491                    339               -         830

Net change in unrealized appreciation (depreciation)
     on investments and options                                          56,715                  8,953               -      65,668
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                         57,206                  9,292               -      66,498
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                   $       65,361        $         9,993     $       185   $  75,539
====================================================================================================================================


                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000    Firstar Growth Fund
(unaudited)

                                                                 Firstar Growth       Mercantile Growth                  Pro Forma
                                                                      Fund            Equity Portfolio     Adjustments    Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                             $        1,203       $             160    $         -   $   1,363
     Dividend income                                                      1,755                     923              -       2,678
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                      2,958                   1,083              -       4,041

Expenses:
     Investment advisory fees                                             2,666                     845              -       3,511
     Administration fees                                                    381                     225           (124)        482
     Shareholder servicing fees                                             124                       2             27         153
     Distribution and service fees                                            6                      44            (22)         28
     Transfer and dividend disbursing agent fees and expenses                63                      31              4          98
     Portfolio accounting fees                                               67                       2             48         117
     Custodian fees                                                          63                      56            (53)         66
     Other expenses                                                         154                      56            (84)        126
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                    3,524                   1,261           (204)      4,581
Waivers                                                                     (22)                   (113)           135           -
------------------------------------------------------------------------------------------------------------------------------------
           Net expenses                                                   3,502                   1,148            (69)      4,581
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income(loss)                                  (544)                    (65)            69        (540)
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                      43,774                  24,607              -      68,381

Net change in unrealized appreciation (depreciation)
     on investments and options                                          28,760                     819              -      29,579
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                         72,534                  25,426              -      97,960
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                   $       71,990       $          25,361    $        69   $  97,420
====================================================================================================================================


                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the period November 1, 1999 through
April 30, 2000                                         Firstar MidCap Index Fund
(unaudited)

                                                                                       Firstar Stellar
                                                                                           Capital
                                                                 Firstar MidCap         Appreciation                     Pro Forma
                                                                  Index Funds               Funds          Adjustments    Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:

     Interest income                                             $          219        $            13     $         -   $     232
     Dividend income                                                        402                    375               -         777
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                        621                    388               -       1,009

Expenses:
     Investment advisory fees                                                98                    414            (303)        209
     Administration fees                                                     42                     48              (4)         86
     Shareholder servicing fees                                               1                     57              39          97
     Transfer and dividend disbursing agent fees and expenses                17                     12               9          38
     Portfolio accounting fees                                               19                     23              11          53
     Custodian fees                                                          23                     11              27          61
     Other expenses                                                          71                     17             (34)         54
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                      271                    582            (255)        598
Waivers                                                                     (74)                     -              (9)        (83)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                        197                    582            (264)        515
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income (loss)                                  424                   (194)            264         494
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                       3,675                  1,337               -       5,012

Net change in unrealized appreciation (depreciation)
     on investments and options                                           8,040                  5,945               -      13,985
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                         11,715                  7,282               -      18,997
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                   $       12,139        $         7,088     $       264   $  19,491
====================================================================================================================================

        * Statement of Operations for the Firstar MidCap Index Fund is shown since its inception on 11/4/99.

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amounts in thousands)
For the twelve months ended April 30, 2000    Firstar Emerging Growth Fund
(unaudited)

                                                                                      Mercantile Small
                                                                 Firstar Emerging        Cap Equity                     Pro Forma
                                                                   Growth Fund           Portfolio       Adjustments     Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                            $             802     $            291   $         -    $   1,093
     Dividend income                                                          490                  923             -        1,413
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                        1,292                1,214             -        2,506

Expenses:
     Investment advisory fees                                               1,261                  940             -        2,201
     Administration fees                                                      180                  251          (129)         302
     Shareholder servicing fees                                                27                   12            11           50
     Distribution and service fees                                              2                   39            (1)          40
     Transfer and dividend disbursing agent fees and expenses                  53                   39           (27)          65
     Portfolio accounting fees                                                 45                    3            43           91
     Custodian fees                                                            58                   51           (50)          59
     Other expenses                                                           175                   58           (89)         144
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                      1,801                1,393          (242)       2,952
Waivers                                                                         -                 (125)           81          (44)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                        1,801                1,268          (161)       2,908
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income (loss)                                   (509)                 (54)          161         (402)
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                        20,086               24,336             -       44,422

Net change in unrealized appreciation (depreciation)
     on investments and options                                            36,667               20,812             -       57,479
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                           56,753               45,148             -      101,901
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                  $          56,244     $         45,094   $       161    $ 101,499
====================================================================================================================================

                 (See Notes to Pro Forma Financial Statements)

STATEMENTS OF OPERATIONS
(Amount in thousands)
For the twelve months ended April 30, 2000     Firstar Core International Equity Fund
(unaudited)

                                                                 Firstar Core         Mercantile
                                                                 International       International                       Pro Forma
                                                                 Equity Fund *      Equity Portfolio     Adjustments     Combined
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest income                                             $          50      $            107     $         -     $     157
     Dividend income                                                       340                 1,065               -         1,405
------------------------------------------------------------------------------------------------------------------------------------
        Total income                                                       390                 1,172               -         1,562

Expenses:
     Investment advisory fees                                              215                 1,007             (43)        1,179
     Administration fees                                                    18                   201             (98)          121
     Shareholder servicing fees                                              -                     -               -             -
     Distribution and service fees                                           -                    53              (4)           49
     Transfer and dividend disbursing agent fees and expenses               16                    27               3            46
     Portfolio accounting fees                                              16                     1              56            73
     Custodian fees                                                         13                   122             (64)           71
     Other expenses                                                         66                   142            (136)           72
------------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                     344                 1,553            (286)        1,611
Waivers                                                                    (95)                 (275)            299           (71)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                       249                 1,278              13         1,540
------------------------------------------------------------------------------------------------------------------------------------

              Net investment income                                        141                  (106)            (13)           22
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments and options                         54                   506               -           560

Net change in unrealized appreciation (depreciation)
     on investments and options                                           (261)              (13,164)              -       (13,425)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                          (207)              (12,658)              -       (12,865)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                   $         (66)     $        (12,764)    $       (13)    $ (12,843)
====================================================================================================================================

     * Statement of Operations for the Firstar Core International Equity Fund is shown since its inception on 11/4/99.

                 (See Notes to Pro Forma Financial Statements)

 FIRSTAR MONEY MARKET FUND

 FIRSTAR MONEY MARKET FUND / MERCANTILE MONEY MARKET PORTFOLIO
 PRO FORMA COMBINED SCHEDULE OF INVESTMENTS                       April 30, 2000
 (Amounts and Shares in thousands)
 (Unaudited)


                                                                                                                          Pro Forma
    Firstar      Mercantile        Pro Forma                                                     Firstar     Mercantile    Combined
   Principal     Principal         Combined                                                     Amortized    Amortized    Amortized
     Amount        Amount      Principal Amount                                                    Cost         Cost         Cost
------------     ----------    ----------------                                                 ---------   -----------  -----------

                                                 COMMERCIAL PAPER  92.5%

                                                 Asset Backed Security  1.5%
                                                 Ciesco L.P.,
$      4,000                             4,000      6.00%, 6/19/00                                  3,967                 $    3,967
                                                 Corporate Asset Funding Co., Inc.:
       4,000                             4,000      5.92%, 5/04/00                                  3,998                      3,998
       4,000                             4,000      6.13%, 7/17/00                                  3,948                      3,948
                                                 CXC, Inc.,
       4,000                             4,000      6.07%, 5/12/00                                  3,993                      3,993
                                                 Edison Asset Securitization, L.L.C.:
       4,000                             4,000      5.84%, 5/03/00                                  3,999                      3,999
       4,000                             4,000      6.11%, 6/28/00                                  3,961                      3,961
                                                                                                ---------   ----------    ----------
                                                                                                   23,866            -        23,866
                                                                                                ---------   ----------    ----------

                                                 Autos & Trucks  0.5%
                                                 Ford Motor Credit Company,
       4,000                             4,000      6.04%, 5/31/00                                  3,980                      3,980
                                                 General Motors Acceptance Corporation,
       4,000                             4,000      6.16%, 7/10/00                                  3,952                      3,952
                                                                                                ---------   ----------    ----------
                                                                                                    7,932            -         7,932
                                                                                                ---------   ----------    ----------

                                                 Banking - Foreign  7.4%
                                                 Deutsche Bank Finance, Inc.:
       4,000                             4,000      6.08%, 6/07/00                                  3,975                      3,975
       4,000                             4,000      6.08%, 6/30/00                                  3,960                      3,960
                     50,000             50,000   6.07%, 6/30/00                                             $   49,494        49,494
                                                 Dresdner US Finance, Inc.,
       4,000                             4,000      6.11%, 6/27/00                                  3,961                      3,961
                                                 UBS Finance (Delaware), Inc.:
                     50,000             50,000   6.04%, 5/1/00                                                  50,000        50,000
       4,500                             4,500      5.84%, 5/10/00                                  4,493                      4,493
                                                                                                ---------   ----------    ----------
                                                                                                   16,389       99,494       115,883
                                                                                                ---------   ----------    ----------

                                                 Communications 3.7%
                                                 AT&T Corp.,
                     50,000             50,000   6.00%, 5/4/00                                                  49,975        49,975
                                                 British Telecommunications PLC:
       4,000                             4,000      5.90%, 5/08/00                                  3,995                      3,995
       4,000                             4,000      6.08%, 7/05/00                                  3,956                      3,956
                                                                                                ---------   ----------    ----------
                                                                                                    7,951       49,975        57,926
                                                                                                ---------   ----------    ----------

                                                 Finance - Miscellaneous   19.3%
                                                 ABN Amro
                     30,000             30,000   5.94%, 6/26/00                                                 30,000        30,000
                                                 AIG Funding
                     25,000             25,000   6.10%, 5/26/00                                                 24,894        24,894
                                                 Associates First Cap
                     50,000             50,000   6.01%, 5/12/00                                                 49,908        49,908
                                                 Bell Atlantic Financial Services, Inc.,
       4,000                             4,000      6.04%, 5/01/00                                  4,000                      4,000
                                                 CIT Group Holdings, Inc.,
       4,000                             4,000      5.94%, 6/01/00                                  3,980                      3,980
                                                 National Rural Utilities CFC:
                     50,000             50,000   0.00%, 5/18/00                                                 49,857        49,857
       4,000                             4,000      6.12%, 7/20/00                                  3,946                      3,946


                See notes to the Pro Forma Financial Statements


       4,000                             4,000      6.20%, 10/13/00                                 3,886                      3,886
                                                 New Center Asset,
                     50,000             50,000   0.00%, 5/10/00                                                 49,924        49,924
                                                 Pitney Bowes,
                     29,524             29,524   6.07%, 5/19/00                                                 29,435        29,435
                                                 Sheffield Receivables Corp.,
       4,000                             4,000      6.06%, 5/26/00                                  3,983                      3,983
                                                 Transamerica Financial,
                     50,000             50,000   6.02%, 5/17/00                                                 49,866        49,866
                                                                                                ---------   ----------    ----------
                                                                                                   19,795      283,884       303,679
                                                                                                ---------   ----------    ----------

                                                 Finance - Services  28.2%
                                                 American Express,
                     50,000             50,000   6.01%, 5/18/00                                                 49,858        49,858
                                                 American General Finance,
                     50,000             50,000   6.03%, 5/11/00                                                 49,916        49,916
                                                 Countrywide Home,
                     50,000             50,000   6.07%, 5/1/00                                                  50,000        50,000
                                                 FCE Bank,
                     50,000             50,000   6.02%, 5/12/00                                                 49,908        49,908
                                                 GTE Funding,
                     22,068             22,068   6.14%, 5/31/00                                                 21,955        21,955
                                                 G.E. Capital Services,
                     45,000             45,000   0.00%, 5/12/00                                                 44,917        44,917
                                                 Goldman Sachs Group, L.P.:
       4,000                             4,000      6.06%, 5/11/00                                  3,993                      3,993
       4,000                             4,000      5.93%, 5/22/00                                  3,986                      3,986
                     50,000             50,000   0.00%, 8/4/00                                                  49,202        49,202
                                                 Household Finance Corporation:
       4,000                             4,000      6.06%, 6/14/00                                  3,970                      3,970
       4,000                             4,000      6.07%, 6/22/00                                  3,965                      3,965
                                                 Merrill Lynch and Co., Inc.:
       4,000                             4,000      5.88%, 5/01/00                                  4,000                      4,000
       4,000                             4,000      6.14%, 7/28/00                                  3,940                      3,940
                                                 Morgan Stanley, Dean Witter, Discover & Co.,
       4,000                             4,000      5.93%, 5/25/00                                  3,984                      3,984
                     50,000             50,000   6.07%, 5/26/00                                                 49,789        49,789
                                                 Wells Fargo,
                     50,000             50,000   6.02%, 5/31/00                                                 49,749        49,749
                                                                                                ---------   ----------    ----------
                                                                                                   27,838      415,294       443,132
                                                                                                ---------   ----------    ----------

                                                 Insurance  6.4%
                                                 American Family Financial Services, Inc.:
       4,000                             4,000      5.85%, 5/18/00                                  3,989                      3,989
       4,000                             4,000      6.06%, 9/18/00                                  3,906                      3,906
                                                 Metlife Funding,
                     35,415             35,415   6.12%, 5/30/00                                                 35,241        35,241
                                                 Prudential Funding Corporation:
                     50,000             50,000   6.03%, 5/17/00                                                 49,866        49,866
       4,000                             4,000      5.86%, 5/19/00                                  3,988                      3,988
       4,000                             4,000      6.21%, 8/28/00                                  3,918                      3,918
                                                                                                ---------   ----------    ----------
                                                                                                   15,801       85,107       100,908
                                                                                                ---------   ----------    ----------

                                                 Machinery - Agriculture and Construction 2.9%
                                                 John Deere Capital Corporation,
                     40,000             40,000   0.00%, 5/15/00                                                 39,906        39,906
       6,000                             6,000      6.25%, 6/12/00                                  6,003                      6,003
                                                                                                ---------   ----------    ----------
                                                                                                    6,003       39,906        45,909
                                                                                                ---------   ----------    ----------

                                                 Miscellaneous  14.3%
                                                 Anheuser-Busch,
                     39,825             39,825   0.00%, 5/22/00                                                 39,685        39,685
                                                 Bestfoods, Inc.,
       4,000                             4,000      5.95%, 6/06/00                                  3,976                      3,976
                                                 Honeywell International
                     50,000             50,000   6.03%, 05/22/00                                                49,824        49,824
                                                 Invensys PLC,
       4,000                             4,000      6.05%, 5/17/00                                  3,989                      3,989
                                                 Motorola,


                See notes to the Pro Forma Financial Statements


                     25,000             25,000   0.00%, 7/17/00                                                 24,673        24,673
                                                 Philip Morris,
                     50,000             50,000   6.05%, 5/8/00                                                  49,942        49,942
                                                 Procter & Gamble,
                     49,000             49,000   6.09%, 5/24/00                                                 48,809        48,809
                                                 SBC Corporation,
       4,000                             4,000      6.14%, 8/09/00                                  3,931                      3,931
                                                                                                ---------   ----------    ----------
                                                                                                   11,896      212,933       224,829
                                                                                                ---------   ----------    ----------

                                                 Printing & Publishing  1.7%
                                                 McGraw Hill,
       5,000                             5,000      6.07%, 6/20/00                                  4,958                      4,958
                     22,000             22,000   6.06%, 6/30/00                                                 21,778        21,778
                                                                                                ---------   ----------    ----------
                                                                                                    4,958       21,778        26,736
                                                                                                ---------   ----------    ----------

                                                 Sovereign 0.8%
                                                 Hydro-Quebec Corporation,
       4,000                             4,000      5.90%, 5/24/00                                  3,985                      3,985
                                                 Quebec (Province of) Canada,
       4,371                             4,371      6.18%, 9/01/00                                  4,279                      4,279
                                                 Venantius Corporation,
       4,000                             4,000      6.16%, 7/19/00                                  3,946                      3,946
                                                                                                ---------   ----------    ----------
                                                                                                   12,210            -        12,210
                                                                                                ---------   ----------    ----------

                                                 Utilities 5.8%
                                                 Ameren Corp.,
                     40,900             40,900   6.11%, 7/6/00                                                  40,442        40,442
                                                 Virginia Electric & Power,
                     50,000             50,000   6.03%, 5/16/00                                                 49,874        49,874
                                                                                                ---------   ----------    ----------
                                                                                                        -       90,316        90,316
                                                                                                ---------   ----------    ----------

                                                 Total Commercial Paper                           154,639    1,298,687     1,453,326
                                                                                                ---------   ----------    ----------

                                                 CERTIFICATES OF DEPOSIT 3.5%
                                                 Union Bank of Switzerland,
                     30,000             30,000   5.51%, 6/5/00                                                  30,000        30,000
                                                 Westdeutsche Landebank,                                                           -
                     25,000             25,000   6.02%, 5/31/00                                                 25,000        25,000
                                                                                                ---------   ----------    ----------
                                                                                                        -       55,000        55,000
                                                                                                ---------   ----------    ----------

                                                 Total Certificates of Deposit                          -       55,000        55,000
                                                                                                ---------   ----------    ----------

                                                 FUNDING AGREEMENTS  0.5%
                                                 Travelers Insurance Corporation,
       7,000                             7,000      6.31%, 6/30/00 *                                7,000                      7,000
                                                                                                ---------   ----------    ----------

                                                 Total Funding Agreements                           7,000            -         7,000
                                                                                                ---------   ----------    ----------

                                                 VARIABLE RATE DEMAND NOTES  0.5%                                                  -
       8,000                             8,000   Sara Lee Corporation                               8,000                      8,000
                                                                                                ---------   ----------    ----------
                                                                                                                                   -
                                                 Total Variable Rate Demand Notes                   8,000            -         8,000
                                                                                                ---------   ----------    ----------


 Number            Number            Number
of shares         of shares        of shares
------------     ----------       ------------
                                                 INVESTMENT COMPANIES 3.0%
       2,786         38,864             41,650   Financial Square Prime Obligation Fund             2,786       38,864        41,650
       5,703                             5,703   Short-Term Investments Co. -
                                                 Liquid Assets Portfolio                            5,703            -         5,703
                                                                                                ---------   ----------    ----------

                                                 Total Investment Companies                         8,489       38,864        47,353
                                                                                                ---------   ----------    ----------

                                                 Total Investments 100.0%                       $ 178,128   $1,392,551    $1,570,679
                                                                                                =========   ==========    ==========


                See notes to the Pro Forma Financial Statements

FIRSTAR U.S. TREASURY MONEY MARKET FUND

FIRSTAR U.S. TREASURY MONEY MARKET FUND / FIRSTAR STELLAR TREASURY FUND PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Amounts and Shares in thousands)
(Unaudited)

                               Pro Forma                                                                                 Pro Forma
    Firstar       Stellar      Combined                                                   Firstar         Stellar        Combined
   Principal     Principal     Principal                                                  Amortized      Amortized       Amortized
    Amount         Amount       Amount                                                      Cost           Cost            Cost
  ----------    -----------    ----------                                                -----------   -------------   ------------

                                           U.S. TREASURIES  48.1%
                                           U.S.Treasury Notes  44.6%
                    50,000       50,000     6.75%, 4/30/00                                                   50,000         50,000
                   165,000      165,000     6.375%, 5/15/00                                                 165,050        165,050
     5,000         230,000      235,000     6.25%, 5/31/00                                    5,002         230,103        235,105
                    50,000       50,000     5.375%, 6/30/00                                                  49,969         49,969
                    50,000       50,000     5.375%, 7/31/00                                                  49,941         49,941
     5,000         170,000      175,000     6.125%, 7/31/00                                   5,004         170,169        175,173
    10,000         150,000      160,000     6.00%, 8/15/00                                    9,999         150,011        160,010
                    75,000       75,000     5.125%, 8/31/00                                                  74,786         74,786
     5,000         125,000      130,000     6.25%, 8/31/00                                    5,001         125,096        130,097
     5,000         100,000      105,000     4.50%, 9/30/00                                    4,967          99,337        104,304
     8,000         155,000      163,000     4.00%, 10/31/00                                   7,915         153,344        161,259
                    50,000       50,000     5.75%, 10/31/00                                                  49,948         49,948
                   150,000      150,000     5.75%, 11/15/00                                                 149,686        149,686
                                                                                        ------------   -------------  -------------
                                                                                             37,888       1,517,440      1,555,328
                                                                                        ------------   -------------  -------------

                                         U.S. Treasury Bills  3.5%
     5,000                        5,000     5.76%, 5/04/00                                    4,998                          4,998
     7,000                        7,000     5.75%, 5/11/00                                    6,989                          6,989
    10,000                       10,000     5.52%, 5/25/00                                    9,963                          9,963
     8,000                        8,000     5.67%, 6/08/00                                    7,952                          7,952
    15,000                       15,000     5.63%, 6/15/00                                   14,894                         14,894
    16,000                       16,000     5.41%, 6/22/00                                   15,875                         15,875
                    50,000       50,000     5.72%, 6/29/00                                                   49,532         49,532
     4,000                        4,000     5.66%, 7/06/00                                    3,958                          3,958
     5,000                        5,000     5.63%, 7/20/00                                    4,937                          4,937
     2,000                        2,000     5.73%, 8/10/00                                    1,968                          1,968
                                                                                        ------------   -------------  -------------
                                                                                             71,534          49,532        121,066
                                                                                        ------------   -------------  -------------


                                         Total U.S. Treasuries                              109,422       1,566,972      1,676,394
                                                                                        ------------   -------------  -------------

                                         REPURCHASE AGREEMENTS 45.8%
                   715,000      715,000  Donaldson, Lufkin and Jenrette
                                           Securities Corp., 5.71%, dated 4/28/00,
                                           due 5/1/00, repurchase price
                                           $715,340,221 (Collateralized by U.S.
                                           Government Securities)                                           715,000        715,000
                   165,000      165,000  Lehman Brothers Inc., 5.70%, dated
                                           4/28/00, due 5/1/00, repurchase price
                                           $165,078,375 (Collateralized by U.S.
                                           Government Securities)                                           165,000        165,000
                   715,000      715,000  Warburg Dillon Read, LLC, 5.72%, dated
                                           4/28/00, due 5/1/00, repurchase price
                                           $715,340,817 (Collateralized by U.S.
                                           Government Securities)                                           715,000        715,000
                                                                                        ------------   -------------  -------------
                                         Total Repurchase Agreements                              -       1,595,000      1,595,000
                                                                                        ------------   -------------  -------------

  Number        Number        Number
 of Shares    of Shares      of Shares
----------   -----------   ------------
                                            INVESTMENT COMPANIES 6.1%
                                            Financial Square
  5,687          44,631        50,318       Treasury Obligation Portfolio                     5,687          44,631         50,318
                                         Short-Term Investments Co.
  1,557         160,119       161,676       Treasury Tax Advantage Portfolio                  1,557         160,119        161,676
                                                                                        ------------   -------------  -------------

                                         Total Investment Companies                           7,244         204,750        211,994
                                                                                        ------------   -------------  -------------

                                         Total Investments 100.0%                          $116,666     $ 3,366,722     $3,483,388
                                                                                        ============   =============  =============

                 See notes to the Pro Forma Financial Statements

FIRSTAR U.S. TREASURY MONEY MARKET FUND

FIRSTAR U.S. TREASURY MONEY MARKET FUND / MERCANTILE TREASURY MONEY MARKET PORTFOLIO PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Amounts and Shares in thousands)
(Unaudited)

                                Pro Forma                                                                               Pro Forma
  Firstar      Mercantile       Combined                                                   Firstar     Mercantile       Combined
 Principal      Principal       Principal                                                 Amortized    Amortized        Amortized
  Amount         Amount           Amount                                                     Cost         Cost             Cost
 ---------    ------------     -----------                                               ----------   -------------  ---------------

                                             U.S. TREASURIES  98.1%
                                             U.S.Treasury Notes  22.7%
    5,000                         $ 5,000       6.25%, 5/31/00                                5,002                         $ 5,002
                $ 47,580           47,580       5.375%, 7/31/00                                           $ 47,519           47,519
    5,000                           5,000       6.125%, 7/31/00                               5,004                           5,004
   10,000                          10,000       6.00%, 8/15/00                                9,999                           9,999
    5,000                           5,000       6.25%, 8/31/00                                5,001                           5,001
    5,000                           5,000       4.50%, 9/30/00                                4,967                           4,967
    8,000                           8,000       4.00%, 10/31/00                               7,915                           7,915
                                                                                         -----------  -------------  ---------------
                                                                                             37,888         47,519           85,407
                                                                                         -----------  -------------  ---------------

                                             U.S. Treasury Bills  75.4%
                  28,468           28,468       0.00%, 5/04/00                                              28,455           28,455
    5,000                           5,000       5.76%, 5/04/00                                4,998                           4,998
                  10,534           10,534       0.00%, 5/11/00                                              10,518           10,518
    7,000                           7,000       5.75%, 5/11/00                                6,989                           6,989
                   8,957            8,957       5.59%, 5/18/00                                               8,933            8,933
                  31,436           31,436       0.00%, 5/25/00                                              31,318           31,318
   10,000                          10,000       5.52%, 5/25/00                                9,963                           9,963
                  33,193           33,193       5.50%, 6/01/00                                              33,032           33,032
                  46,185           46,185       0.00%, 6/08/00                                              45,911           45,911
    8,000                           8,000       5.67%, 6/08/00                                7,952                           7,952
   15,000                          15,000       5.63%, 6/15/00                               14,894                          14,894
   16,000                          16,000       5.41%, 6/22/00                               15,875                          15,875
                  55,274           55,274       5.72%, 6/29/00                                              54,769           54,769
    4,000                           4,000       5.66%, 7/06/00                                3,958                           3,958
    5,000                           5,000       5.63%, 7/20/00                                4,937                           4,937
    2,000                           2,000       5.73%, 8/10/00                                1,968                           1,968
                                                                                         -----------  -------------  ---------------
                                                                                             71,534        212,936          284,470
                                                                                         -----------  -------------  ---------------


                                             Total U.S. Treasuries                          109,422        260,455          369,877
                                                                                         -----------  -------------  ---------------

    Number           Number          Number
   of Shares        of Shares      of Shares
 -------------    -------------   ------------
                                               INVESTMENT COMPANIES 1.9%
                                               Financial Square
     5,687                            5,687       Treasury Obligation Portfolio               5,687                           5,687
                                               Short-Term Investments Co.
     1,557                            1,557       Treasury Tax Advantage Portfolio            1,557                           1,557
                                                                                         -----------  -------------  ---------------

                                               Total Investment Companies                     7,244              -            7,244
                                                                                         -----------  -------------  ---------------

                                               Total Investments 100.0%                    $116,666       $260,455        $ 377,121
                                                                                         ===========  =============  ===============

                See notes to the Pro Forma Financial Statements

FIRSTAR U.S. TREASURY MONEY MARKET FUND

FIRSTAR U.S. TREASURY MONEY MARKET FUND / FIRSTAR STELLAR TREASURY FUND / MERCANTILE TREASURY MONEY MARKET PORTFOLIO
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Amounts and Shares in thousands)
(Unaudited)



                                    Pro Forma                                                                             Pro Forma
 Firstar     Stellar    Mercantile  Combined                                           Firstar     Stellar    Mercantile  Combined
Principal   Principal   Principal   Principal                                          Amortized   Amortized  Amortized   Amortized
  Amount     Amount       Amount      Amount                                             Cost       Cost        Cost        Cost
---------- ----------- ------------ ---------                                          ---------  ----------  ----------  ----------
                                               U.S. TREASURIES  51.7%
                                               U.S. Treasury Notes  42.8%
             50,000                   50,000      6.75%, 4/30/00                                     50,000                  50,000
            165,000                  165,000      6.375%, 5/15/00                                   165,050                 165,050
  5,000     230,000                  235,000      6.25%, 5/31/00                         5,002      230,103                 235,105
             50,000                   50,000      5.375%, 6/30/00                                    49,969                  49,969
             50,000      47,580       97,580      5.375%, 7/31/00                                    49,941    47,519        97,460
  5,000     170,000                  175,000      6.125%, 7/31/00                        5,004      170,169                 175,173
 10,000     150,000                  160,000      6.00%, 8/15/00                         9,999      150,011                 160,010
             75,000                   75,000      5.125%, 8/31/00                                    74,786                  74,786
  5,000     125,000                  130,000      6.25%, 8/31/00                         5,001      125,096                 130,097
  5,000     100,000                  105,000      4.50%, 9/30/00                         4,967       99,337                 104,304
  8,000     155,000                  163,000      4.00%, 10/31/00                        7,915      153,344                 161,259
             50,000                   50,000      5.75%, 10/31/00                                    49,948                  49,948
            150,000                  150,000      5.75%, 11/15/00                                   149,686                 149,686
                                                                                       --------  ----------- ---------- ------------
                                                                                        37,888    1,517,440    47,519     1,602,847
                                                                                       --------  ----------- ---------- ------------

                                               U.S. Treasury Bills  8.9%
                         28,468       28,468      0.00%, 5/4/00                                                28,455        28,455
  5,000                                5,000      5.76%, 5/04/00                         4,998                                4,998
                         10,534       10,534      0.00%, 5/11/00                                               10,518        10,518
  7,000                                7,000      5.75%, 5/11/00                         6,989                                6,989
                          8,957        8,957      5.59%, 5/18/00                                                8,933         8,933
                         31,436       31,436      0.00%, 5/25/00                                               31,318        31,318
 10,000                               10,000      5.52%, 5/25/00                         9,963                                9,963
                         33,193       33,193      5.50%, 6/01/00                                               33,032        33,032
                         46,185       46,185      0.00%, 6/08/00                                               45,911        45,911
  8,000                                8,000      5.67%, 6/08/00                         7,952                                7,952
 15,000                               15,000      5.63%, 6/15/00                        14,894                               14,894
 16,000                               16,000      5.41%, 6/22/00                        15,875                               15,875
             50,000      55,274      105,274      5.72%, 6/29/00                                     49,532    54,769       104,301
  4,000                                4,000      5.66%, 7/06/00                         3,958                                3,958
  5,000                                5,000      5.63%, 7/20/00                         4,937                                4,937
  2,000                                2,000      5.73%, 8/10/00                         1,968                                1,968
                                                                                      --------  ----------- ----------  -----------
                                                                                        71,534       49,532   212,936       334,002
                                                                                      --------  ----------- ----------  -----------


                                               Total U.S. Treasuries                   109,422    1,566,972   260,455     1,936,849
                                                                                      --------  ----------- ----------  -----------

                                               REPURCHASE AGREEMENTS 42.6%
            715,000                  715,000   Donaldson, Lufkin and Jenrette
                                                Securities Corp., 5.71%, dated 4/28/00,
                                                due 5/1/00, repurchase price
                                                $715,340,221 (Collateralized by U.S.
                                                Government Securities)                              715,000                 715,000
            165,000                  165,000  Lehman Brothers Inc., 5.70%, dated
                                               4/28/00, due 5/1/00, repurchase price
                                               $165,078,375 (Collateralized by U.S.
                                               Government Securities)                               165,000                  165,000
            715,000                  715,000  Warburg Dillon Read, LLC, 5.72%, dated
                                               4/28/00, due 5/1/00, repurchase price
                                               $715,340,817 (Collateralized by U.S.
                                               Government Securities)                               715,000                 715,000
                                                                                      --------  ----------- ----------  -----------
                                                Total Repurchase Agreements                -      1,595,000        -      1,595,000
                                                                                      --------  ----------- ----------  -----------
  Number     Number       Number       Number
of Shares   of Shares   of Shares    of Shares
---------  ----------- -----------  ----------
                                               INVESTMENT COMPANIES 5.7%
                                               Financial Square
  5,687      44,631                   50,318    Treasury Obligation Portfolio            5,687       44,631                  50,318
                                               Short-Term Investments Co.
  1,557     160,119                  161,676    Treasury Tax Advantage Portfolio         1,557      160,119                 161,676
                                                                                      --------  ----------- ----------  -----------

                                                Total Investment Companies               7,244      204,750        -        211,994
                                                                                      --------  ----------- ----------  -----------

                                                Total Investments 100.0%              $116,666  $ 3,366,722 $ 260,455   $ 3,743,843
                                                                                      ========  =========== ==========  ===========


                See notes to the Pro forma financial Statements

FIRSTAR TAX-EXEMPT MONEY MARKET FUND

FIRSTAR TAX-EXEMPT MONEY MARKET FUND / FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Amounts and Shares in thousands)
(Unaudited)

                           Pro Forma                                                                                       Pro Forma
   Firstar     Stellar     Combined                                                                 Firstar     Stellar    Combined
  Principal   Principal    Principal                                                               Amortized   Amortized   Amortized
    Amount     Amount       Amount                                                                   Cost        Cost        Cost
------------  ---------   ----------                                                               ---------   ----------  ---------
                                       GENERAL OBLIGATION  4.4%
                                       District of Columbia Series A,
              $3,000         $ 3,000        7.25%, 6/1/05                                                        $3,070       3,070
                                       Milwaukee, WI Sewer District Series A,
               4,000           4,000        6.70%, 10/1/00                                                        4,047       4,047
                                       Northwestern Mutual Life,
   $   100                       100        4.50%, 2/15/09* #                                         $  100                    100
                                       Laredo, Texas,
     1,630                     1,630        6.75%, 8/01/00                                             1,642                  1,642
                                       Richmond County, Georgia,
     2,575                     2,575        4.50%, 3/01/01                                             2,581                  2,581
                                       Wyandotte County, Kansas,
     1,755     2,000           3,755        4.50%, 9/01/00                                             1,758      2,004       3,762
                                                                                                   ----------  ---------  ----------
                                       Total General Obligation                                        6,081      9,121      15,202
                                                                                                   ----------  ---------  ----------


                                       PREREFUNDED AND ESCROWED
                                       TO MATURITY 16.7%
                                       Austin, Texas, Utility System Revenue,
     4,000     6,000          10,000        10.75%, 5/15/10, Prerefunded 5/15/00                       4,010      6,015      10,025
                                       Boston, Massachusetts, Hospital Revenue,
     4,000                     4,000        7.63%, 2/15/21, Prerefunded 8/15/00                        4,108                  4,108
                                       Cattaraugus County, New York, St. Bonaventure University
     3,000                     3,000        8.30%, 12/01/10, Prerefunded 12/01/00                      3,129                  3,129
                                       Central Arizona, Water Conservation District,
     5,175     5,000          10,175        7.13%, 11/01/11, Prerefunded 11/01/00                      5,360      5,179      10,539
                                       Dover, DE, Electric Revenue,
               1,210           1,210        7.00%, 7/1/15, Prerefunded 7/1/00                                     1,240       1,240
                                       Henrico County, Virginia, Hospital Revenue,
     1,290                     1,290        7.50%, 9/01/07, Prerefunded 8/01/00                        1,327                  1,327
                                       Hoffman Estates, Illinois, Economic Development,
     3,910                     3,910        7.63%, 11/15/09, Prerefunded 11/15/00                      4,056                  4,056
                                       Illinois State,
     2,000                     2,000        6.50%, 6/01/01, Prerefunded 6/01/00                        2,044                  2,044
                                       Martinsville Memorial Hospital, Virginia,
     1,250                     1,250        7.00%, 1/01/06, Prerefunded 1/01/01                        1,271                  1,271
                                       Massachusetts State, University Hospital,
     4,000                     4,000        7.25%, 7/01/19, Prerefunded 7/01/00                        4,101                  4,101
                                       Metropolitan Transit Authority, New York,
     2,530                     2,530        7.50%, 7/01/26, Prerefunded 7/01/00                        2,595                  2,595
                                       Montgomery County, Pennsylvania,
     1,580                     1,580        8.63%, 7/01/07, Prerefunded 7/01/00                        1,621                  1,621
                                       Northeast Independent School District, Texas,
     1,900                     1,900        6.00%, 6/15/00, Escrowed to Maturity                       1,906                  1,906
                                       Rhode Island, Hospital Revenue,
     1,000                     1,000        7.75%, 7/01/16, Prerefunded 7/01/00                        1,026                  1,026
                                       Sarasota County, FL School Board Funding Corp. Lease,
               2,180           2,180        7.25%, 7/1/10, Prerefunded 7/1/00                                     2,215       2,215
                                       Scranton-Lackwana, Pennsylvania, Hospital Revenue,
     1,520                     1,520        7.25%, 6/15/05, Prerefunded 6/15/00                        1,557                  1,557
                                       Seattle, WA, Municipal Water,
               2,500           2,500        7.25%, 5/1/17, Prerefunded 5/1/00                                     2,550       2,550
                                       Tuscon, Arizona, Street and Highway User Revenue,
     1,000                     1,000        6.88%, 7/01/08, Prerefunded 7/01/00                        1,015                  1,015
                                       Walled Lake, Michigan, School District,
     2,000                     2,000       7.10%, 5/01/05, Prerefunded 5/01/00                         2,040                  2,040
                                                                                                   ----------  ---------  ----------
                                       Total Prerefunded and Escrowed to Maturity                     41,166     17,199      58,365
                                                                                                   ----------  ---------  ----------

                                       REVENUE BONDS  75.4%
                                       Electric Revenue 4.6%
                                       Chelan County, Washington, Public Utility,
     5,000     2,370           7,370       5.09%, 6/01/15*#                                            5,000      2,370       7,370
                                       County of Mason, Kentucky, Series 1984B,
     1,950                     1,950       4.99%, 10/15/14*#                                           1,950                  1,950
                                       Putnam County, Florida Development Authority -
     5,485     1,210           6,695       Seminole Electric, 4.99%, 3/15/14*#                         5,485      1,210       6,695
                                                                                                   ----------  ---------  ----------
                                                                                                      12,435      3,580      16,015
                                                                                                   ----------  ---------  ----------

                                       Hospital Revenue  23.6%

                 See notes to the Pro Forma Financial Statements

                                  Bexar County, TX Health Facilities Development Authority, Army
                                        Retirement Resources Foundation, 5.09%, 7/1/2011                          3,165       3,165
               3,165      3,165   Bexar County, TX Health Facilities Development Authority, Army
               2,030      2,030         Retirement Resources Foundation, 3.45%, 7/1/2011                          2,030       2,030
               2,225      2,225   Boston, MA, Boston City Hospital, 7.65%, 8/15/00                                2,283       2,283
                                  Cuyahoga County, OH, Cleveland Clinic,
               3,000      3,000         5.09%, 1/1/24                                                             3,000       3,000
                                  Cuyahoga County, OH, Cleveland Clinic,
               7,445      7,445         5.09%, 1/1/25                                                             7,445       7,445
                                  Hamilton County, OH Hospital Facilities Authority Series A,
               5,500      5,500         Health Alliance of Greater Cincinnati, 4.94%, 1/1/18                      5,500       5,500
                                  Hamilton County, OH Hospital Facilities Authority Series B,
               5,050      5,050         Health Alliance of Greater Cincinnati, 4.94%, 1/1/18                      5,050       5,050
                                  Hawii Department Budget & Finance, Kuakini Medical Center
               2,225      2,225         Project, 5.09%, 7/1/05                                                    2,225       2,225
                                  Illinois Health Facilities Authority,
               2,900      2,900         Gottlieb Health Resources, Inc., 4.99%, 11/15/25                          2,900       2,900
                                  Illinois Health Facilities Authority,
     2,500                2,500        Southern Illinois Healthcare Enterprises, 5.09%,
                                       3/01/21*#                                                    2,500                     2,500
                                  Illinois Health Facilities Authority,
     4,100                4,100        Recreational Facilities, 5.04%, 12/01/25*#                   4,100                     4,100
                                  Indiana Health Facilities Funding Authority, Capital Access,
               8,000      8,000         5.04%, 1/1/12                                                             8,000       8,000
                                  Indiana Health Facilities Finance Authority -
     4,600                4,600       Henry County Memorial Hospital, 5.04%, 4/01/13*#              4,600                     4,600
                                  Indiana Hospital Equipment Finance Authority,
     2,250     5,050      7,300      Nursing Home Improvements, 5.04%, 12/01/15*#                   2,250         5,050       7,300
                                  New Jersey Health Care Facilities Financing Authority,
                                     Barnert
               5,585      5,585         Hospital, 6.80%, 8/1/19                                                   5,782       5,782
                                  Warren County, OH, Health Care Facilities Series B,
               4,500      4,500        5.24%, 7/1/23                                                              4,500       4,500
                                  Wisconsin State Health & Educational Facilities -
     5,000     3,000      8,000       Marshfield Clinic, 5.09%, 6/01/10*#                           5,000         3,000       8,000
                                  Wisconsin State Health & Educational Facilities -
     1,900                1,900       Blood Center, 5.14%, 6/01/19*#                                1,900                     1,900
                                  Wisconsin State Health & Educational Facilities -                                             -
     2,109                2,109       Sinai Samaritan, 5.14%, 9/01/19*#                             2,109                     2,109
                                                                                                 ---------  -----------  ----------
                                                                                                   22,459        59,930      82,389
                                                                                                 ---------  -----------  ----------

                                  Housing Revenue 5.6%
                                  Cook County, IL, Catholic Charities,
               2,700      2,700        5.09%, 1/1/28                                                              2,700       2,700
                                  Florida Housing Finance Agency -
     3,000                3,000       Carlton Multifamily, 5.14%, 12/01/08*#                        3,000                     3,000
                                  Illinois Development Finance Authority -
     3,215     1,515      4,730       St. Paul's House, 5.09%, 2/01/25*#                            3,215         1,515       4,730
                                  Orland Hills, Illinois, Multi-Family,
     2,470                2,470       5.09%, 12/01/04*#                                             2,470                     2,470
                                  Washington State Housing Finance - Community
     3,830     2,740      6,570        Multifamily Mortgage, 5.09%, 10/01/20*#                      3,830         2,740       6,570
                                                                                                 ---------  -----------  -----------
                                                                                                   12,515         6,955      19,470
                                                                                                 ---------  -----------  -----------

                                  Industrial Development/Pollution
                                  Control Revenue 10.2%
                                  Berks County, PA Industrial Development Authority,
               9,000      9,000        4.29%, 7/1/2016                                                            9,000       9,000
                                  Cattaraugus County, NY Industrial Development Agency Civic
               4,655      4,655        Facility, St. Bonadventure University, 8.30%, 12/1/10                      4,855       4,855
                                  Indiana State Development Finance Authority, Indiana
               2,400      2,400        Historical Society, 5.04%, 8/1/31                                          2,400       2,400
                                  Mason County, Kentucky, Pollution Control,
     2,850     3,700      6,550       4.99%, 10/15/14*#                                             2,850         3,700       6,550
                                  Oakbrook Terrace, Illinois, Industrial Development,                                           -
     4,100                4,100       3.89%, 12/01/25*#                                             4,100                     4,100
                                  Oklahoma County, Oklahoma Finance Authority,
               2,000      2,000       Hutto-Carbon Office, 4.29%, 12/01/14                                        2,000       2,000
                                  Oklahoma County, Oklahoma Finance Authority -
     2,600     1,000      3,600       Perrine Office Project, 4.29%, 12/01/14*#                     2,600         1,000       3,600
                                  Rutherford County, TN, Square D Co.,
               3,100      3,100        4.99%, 4/01/17                                                             3,100       3,100
                                                                                                 ---------  -----------  ----------
                                                                                                    9,550        26,055      35,605
                                                                                                 ---------  -----------  ----------

                                  Miscellaneous  21.0%
               1,000      1,000   Chicago, IL Motor Fuel Tax, 7.05%, 1/1/07                                       1,037       1,037
                                  Cleveland, OH Income Tax Revenue,
               5,300      5,300        4.94%, 5/15/24                                                             5,300       5,300
                                  Cook County, Illinois:
     3,790                3,790        5.09%, 5/01/20*#                                             3,790                     3,790
     2,000                2,000        5.09%, 1/01/28*#                                             2,000                     2,000
               6,000      6,000   Eau Claire, WI Area School District Series A, 4.00%,
                                    11/15/00                                                                      5,998       5,998

                See notes to the Pro Forma Financial Statements

                                  Illinois Development Finance Authority,
               5,095      5,095        Council for the Jewish Elderly, 5.09%, 3/1/15                             5,095        5,095
                                  Illinois Development Finance Authority,
               3,700      3,700        Aurora Central Catholic High School, 5.09%, 4/1/24                        3,700        3,700
                                  Illinois Development Finance Authority,
     4,800                4,800        Rest Haven, 5.09%, 1/01/27*#                                 4,800                     4,800
                                  Illinois Development Finance Authority,
               4,500      4,500        Chicago Symphony Orchestra Project, 4.99%, 6/01/31                        4,500        4,500
                                  Illinois Development Finance Authority,
     3,000                3,000       Presbyterian Home Lake-A, 5.09%, 9/01/31*#                    3,000                     3,000
                                  Illinois Education Facilities Authority, Chicago Zoological
     2,000                2,000       Society, 5.09%, 12/15/25*#                                    2,000                     2,000
                                  Illinois Education Facilities Authority, Newberry Library
               2,500      2,500       Project, 4.99%, 3/01/28                                                    2,500        2,500
                                  Indiana State Development Finance Authority,
               4,130      4,130       Educational Facilities Project - Lutheran, 5.19%,
                                      10/1/17                                                                    4,130        4,130
                                  Indiana Health Facilities Finance Authority,
               6,100      6,100       Capital Access Designated Pool, 5.04%, 1/12/20                             6,100        6,100
                                  Indiana Health Facilities Finance Authority,
     2,100                2,100       5.04%, 1/12/20*#                                              2,100                     2,100
                                  New York State Dormitory Authority Series B,
               3,350      3,350       State University Educational Facilities, 7.00%, 5/15/16                    3,421        3,421
                                  Ohio State University General Receipts Series B,
               2,500      2,500       4.94%, 12/1/14                                                             2,500        2,500
                                  Philadelphia, PA Hospital & Higher Education Facilities
               4,025      4,025      Authorit, Children's Seashore House, 7.75%, 8/15/17                         4,041        4,041
                                  Massachusetts State Health & Educational Facilities
               1,585      1,585        Authority, Series A, Fairview Extended Care, 10.125%,
                                       1/1/11                                                                    1,687        1,687
                                  Smith Creek Metropolitan District of Colorado,
               4,600      4,600       5.09%, 10/01/35                                                            4,600        4,600
                                  Warren County, OH Health Care Facilities Series A,
                 975        975         Otterbein Homes, 4.94%, 7/1/21                                             975          975
                                                                                                 ---------   ----------   ----------
                                                                                                   17,690       55,584       73,274
                                                                                                 ---------   ----------   ----------

                                  University Revenue  10.4%
                                  Illinois Development Finance Authority -
     6,000                6,000       St. Ignatius College Prep, 5.09%, 6/01/24*#                   6,000                     6,000
                                  Illinois Development Finance Authority,
               1,055      1,055       Lake Forest Academy, 5.09%, 12/01/24                                       1,055        1,055
                                  Illinois Development Finance Authority,
               3,000      3,000       Loyola Academy, 4.99%, 10/01/27                                            3,000        3,000
                                  Illinois Development Finance Authority,
               2,105      2,105       Loyola Academy, 5.09%, 10/01/12                                            2,105        2,105
                                  Maricopa County, AZ Community College District
               2,000      2,000       Project 1994 Series C, 5.25%, 7/1/00
                                      Series C, 5.25%, 7/1/00                                                    2,004        2,004
                                  Minnesota State Higher Educational Authority,
     4,745                4,745        Bethel College, 5.09%, 4/01/28*#                             4,745                     4,745
                                  Texas Higher Education Authority,
     2,190                2,190        5.09%, 12/01/25*#                                            2,190                     2,190
                                  University of Illinois, Series 1990A,
       720                  720        Certificates of Participation, 7.25%, 8/15/00                  727                       727
                                  University of Minnesota, Series A,
     4,000     2,500      6,500        5.09%, 1/01/34*#                                             4,000        2,500        6,500
                                  University of North Carolina, Chapel Hill Foundation
     5,200     2,950      8,150        Certificates of Participation, 5.09%, 10/01/09*#             5,200        2,950        8,150
                                                                                                 ---------   ----------   ----------
                                                                                                   22,862       13,614       36,476
                                                                                                 ---------   ----------   ----------

                                    Total Revenue Bonds                                            97,511      165,718      263,229
                                                                                                 ---------   ----------   ----------

  Number      Number     Number
 of Shares  of shares  of shares
----------  ---------  ---------
                                  INVESTMENT COMPANIES  3.5%
     7,321                7,321   Financial Square Tax-Exempt Money Market Fund                     7,321                      7,321
                 982        982   SEI Tax Exempt Money Market Fund                                                 982           982
     3,817                3,817   Tax Free Cash Reserves                                            3,817                      3,817
                                                                                                 ---------   ----------   ----------

                                  Total Investment Companies                                       11,138          982        12,120
                                                                                                 ---------   ----------   ----------

                                  Total Investments 100.0%                                       $155,896     $193,020     $ 348,916
                                                                                                 =========   ==========   ==========

                              *   Variable rate security
                              #   Stated maturity with option to put

                See notes to th e Pro Forma Financial Statements

FIRSTAR TAX-EXEMPT MONEY MARKET FUND

FIRSTAR TAX-EXEMPT MONEY MARKET FUND / MERCANTILE TAX-EXEMPT MONEY MARKET PORTFOLIO
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS                        April 30, 2000
(Amounts and Shares in thousands)
(Unaudited)


                            Pro Forma                                                                                    Pro Forma
   Firstar     Mercantile   Combined                                                               Firstar   Mercantile   Combined
  Principal    Principal    Principal                                                             Amortized  Amortized   Amortized
    Amount      Amount       Amount                                                                 Cost        Cost        Cost
------------ ------------  ----------                                                             ---------  ----------  ---------
                                     GENERAL OBLIGATION  8.5%
                                     Albuquerque, Public Improvements,
             $  3,000      $  3,000       4.50%, 7/01/00                                                     $    3,004  $   3,004
                                     Idaho State, Tax Anticipation Notes,
               5,000         5,000       4.25%, 6/30/00                                                           5,007      5,007
                                     Iowa State, School Cash Anticipation Program, Series A,
               2,000         2,000       4.00%, 6/23/00                                                           2,002      2,002
                                     Memphis, Tennessee, Series A,
               5,000         5,000       4.49%, 8/01/04*                                                          5,000      5,000
                                     Northwestern Mutual Life,
  $  100                       100       4.50%, 2/15/09* #                                        $     100                    100
                                     Oregon State, Series 73 G,
               4,500         4,500       4.44%, 12/01/18*                                                         4,500      4,500
                                     Laredo, Texas,
   1,630                     1,630       6.75%, 8/01/00                                               1,642                  1,642
                                     Richmond County, Georgia,
   2,575                     2,575       4.50%, 3/01/01                                               2,581                  2,581
                                     Wyandotte County, Kansas,
   1,755                     1,755       4.50%, 9/01/00                                               1,758                  1,758
                                                                                                  ---------  ----------  ---------
                                     Total General Obligation                                         6,081      19,513     25,594
                                                                                                  ---------  ----------  ---------

                                     PREREFUNDED AND ESCROWED
                                     TO MATURITY 13.7%
                                     Austin, Texas, Utility System Revenue,
    4,000                     4,000      10.75%, 5/15/10, Prerefunded 5/15/00                         4,010                  4,010
                                     Boston, Massachusetts, Hospital Revenue,
    4,000                     4,000       7.63%, 2/15/21, Prerefunded 8/15/00                         4,108                  4,108
                                     Cattaraugus County, New York, St. Bonaventure University
    3,000                     3,000       8.30%, 12/01/10, Prerefunded 12/01/00                       3,129                  3,129
                                     Central Arizona, Water Conservation District,
    5,175                     5,175       7.13%, 11/01/11, Prerefunded 11/01/00                       5,360                  5,360
                                     Henrico County, Virginia, Hospital Revenue,
    1,290                     1,290       7.50%, 9/01/07, Prerefunded 8/01/00                         1,327                  1,327
                                     Hoffman Estates, Illinois, Economic Development,
    3,910                     3,910       7.63%, 11/15/09, Prerefunded 11/15/00                       4,056                  4,056
                                     Illinois State,
    2,000                     2,000       6.50%, 6/01/01, Prerefunded 6/01/00                         2,044                  2,044
                                     Martinsville Memorial Hospital, Virginia,
    1,250                     1,250       7.00%, 1/01/06, Prerefunded 1/01/01                         1,271                  1,271
                                     Massachusetts State, University Hospital,
    4,000                     4,000       7.25%, 7/01/19, Prerefunded 7/01/00                         4,101                  4,101
                                     Metropolitan Transit Authority, New York,
    2,530                     2,530       7.50%, 7/01/26, Prerefunded 7/01/00                         2,595                  2,595
                                     Montgomery County, Pennsylvania,
    1,580                     1,580       8.63%, 7/01/07, Prerefunded 7/01/00                         1,621                  1,621
                                     Northeast Independent School District, Texas,
    1,900                     1,900       6.00%, 6/15/00, Escrowed to Maturity                        1,906                  1,906
                                     Rhode Island, Hospital Revenue,
    1,000                     1,000       7.75%, 7/01/16, Prerefunded 7/01/00                         1,026                  1,026
                                     Scranton-Lackwana, Pennsylvania, Hospital Revenue,
    1,520                     1,520       7.25%, 6/15/05, Prerefunded 6/15/00                         1,557                  1,557
                                     Tuscon, Arizona, Street and Highway User Revenue,
    1,000                     1,000       6.88%, 7/01/08, Prerefunded 7/01/00                         1,015                  1,015
                                     Walled Lake, Michigan, School District,
    2,000                     2,000       7.10%, 5/01/05, Prerefunded 5/01/00                         2,040                  2,040
                                                                                                  ---------  ----------  ---------
                                     Total Prerefunded and Escrowed to Maturity                      41,166           -     41,166
                                                                                                  ---------  ----------  ---------

                                     REVENUE BONDS  72.6%
                                     Airport/Marina Revenue 7.9%
                                     Chicago, O'Hare International Airport, American
                                     Airlines, Inc.,
               14,500        14,500       5.78%, 12/01/17*                                                       14,500     14,500
                                     Lexington-Fayette Urban County Airport, Series A,
                7,200         7,200       5.93%, 7/01/28*                                                         7,200      7,200
                                     Port Corpus Christi, Port, Reynolds Metals Co.,
                2,200         2,200       4.19%, 9/01/14*                                                         2,200      2,200
                                                                                                  ---------  ----------  ---------
                                                                                                          -      23,900     23,900
                                                                                                  ---------  ----------  ---------

                See notes to the Pro Forma Financial Statements

                                  Electric Revenue 4.1%
                                  Chelan County, Washington, Public Utility,
    5,000                  5,000    5.09%, 6/01/15*#                                                   5,000               5,000
                                  County of Mason, Kentucky, Series 1984B,
    1,950                  1,950    4.99%, 10/15/14*#                                                  1,950               1,950
                                  Putnam County, Florida Development Authority -
    5,485                  5,485    Seminole Electric, 4.99%, 3/15/14*#                                5,485               5,485
                                                                                                    --------  --------  --------
                                                                                                      12,435       -      12,435
                                                                                                    --------  --------  --------

                                  Hospital Revenue  20.1%
               7,000       7,000    Methodist Hospital, 5.78%, 12/01/25*                                         7,000     7,000
                                  Illinois Health Facilities Authority,
    2,500                  2,500    Southern Illinois Healthcare Enterprises, 5.09%,3/01/21*#          2,500               2,500
                                  Illinois Health Facilities Authority,
    4,100                  4,100    Recreational Facilities, 5.04%, 12/01/25*#                         4,100               4,100
                                  Illinois Health Facilities Authority,
               8,000       8,000    University of Chicago Hospital, 5.78%, 8/01/26*                              8,000     8,000
                                  Indiana Health Facilities Finance Authority -
    4,600                  4,600    Henry County Memorial Hospital, 5.04%, 4/01/13*#                             4,600     4,600
                                  Indiana Hospital Equipment Finance Authority,
    2,250                  2,250    Nursing Home Improvements, 5.04%, 12/01/15*#                       2,250               2,250
                                  Missouri State Health & Educational Facilities Authority,
               4,600       4,600    Washington University Project, Series A, 4.44%, 9/01/10*                     4,600     4,600
                                  Missouri State Health & Educational Facilities Authority,
               1,000       1,000    Washington University Project, Series B, 4.44%, 9/01/10*                     1,000     1,000
                                  Missouri State Health & Educational Facilities Authority,
               6,800       6,800    Barnes Hospital Project, 4.44%, 12/01/15*                                    6,800     6,800
                                  Missouri State Health & Educational Facilities Authority,
               2,900       2,900    St. Anthony Medical Center, Series B, 4.44%, 12/01/19*                       2,900     2,900
                                  New Hampshire Higher Educational & Health Facilities Authority,
               4,000       4,000    New England, Inc. Series G, 4.49%, 12/01/25*                                 4,000     4,000
                                  North Central Texas Health Facilities Development Corp.,
               3,700       3,700    Methodist Hospitals of Dallas, Series B, 6.08%, 10/01/15*                    3,700     3,700
                                  Wisconsin State Health & Educational Facilities -
    5,000                  5,000    Marshfield Clinic, 5.09%, 6/01/10*#                                5,000               5,000
                                  Wisconsin State Health & Educational Facilities -
    1,900                  1,900    Blood Center, 5.14%, 6/01/19*#                                     1,900               1,900
                                  Wisconsin State Health & Educational Facilities -
    2,109                  2,109    Sinai Samaritan, 5.14%, 9/01/19*#                                  2,109               2,109
                                                                                                    --------  --------  --------
                                                                                                      22,459    38,000    60,459
                                                                                                    --------  --------  --------
                                  Housing Revenue 4.2%
                                  Florida Housing Finance Agency -
    3,000                  3,000    Carlton Multifamily, 5.14%, 12/01/08*#                             3,000               3,000
                                  Illinois Development Finance Authority -
    3,215                  3,215    St. Paul's House, 5.09%, 2/01/25*#                                 3,215               3,215
                                  Orland Hills, Illinois, Multi-Family,
    2,470                  2,470    5.09%, 12/01/04*#                                                  2,470               2,470
                                  Washington State Housing Finance - Community

    3,830                  3,830    Multifamily Mortgage, 5.09%, 10/01/20*#                            3,830               3,830
                                                                                                    --------  --------  --------
                                                                                                      12,515         -    12,515
                                                                                                    --------  --------  --------
                                  Industrial Development/Pollution
                                  Control Revenue 17.5%
                                  Brazos River Authority, Texas Pollution Control,
               7,300       7,300    5.88%, 2/01/32*                                                              7,300     7,300
                                  Harris County, Health Facilities Development Corp.,
               5,100       5,100    Exxon Corp., 5.78%, 3/01/24*                                                 5,100     5,100
                                  Mason County, Kentucky, Pollution Control,
    2,850                  2,850    4.99%, 10/15/14*#                                                  2,850               2,850
                                  Minneapolis Community Development Agency,
               4,850       4,850    Northern States Power Co., Series A, 4.49%, 3/01/11                          4,850     4,850
                                  Missouri State Environmental Improvement and Energy Resource
               1,000       1,000    Authority, Monsanto Co. Project, 4.49%, 6/01/23*                             1,000     1,000
                                  Oakbrook Terrace, Illinois, Industrial Development,
    4,100                  4,100    3.89%, 12/01/25*#                                                  4,100               4,100
                                  Oklahoma County, Oklahoma Finance Authority -
    2,600                  2,600    Perrine Office Project, 4.29%, 12/01/14*#                          2,600               2,600
                                  Putnam County, GA Development Authority Pollution Control,
               8,000       8,000    Georgia Power Co., Plant PJ, 5.78%, 9/01/29*                                 8,000     8,000
                                  Salt Lake County, Pollution Control, SVC Station Holdings Project,
               5,000       5,000    British Petroleum Co., Series B, 5.78%, 10/01/25                             5,000     5,000
                                  St. Charles Parish Pollution Control,
               7,000       7,000    Shell Oil Co. Project, 5.78%, 10/01/25                                       7,000     7,000
                                  Tulsa Industrial Authority Revenue, University of Tulsa,
               5,000       5,000    Series B, 4.49%, 10/01/26*                                                   5,000     5,000
                                                                                                    --------  --------  --------
                                                                                                       9,550    43,250    52,800
                                                                                                    --------  --------  --------
                                  Miscellaneous  11.2%
                                  Cook County, Illinois:

                See notes to the Pro Forma Financial Statements

   3,790                  3,790     5.09%, 5/01/20*#                                                   3,790               3,790
   2,000                  2,000     5.09%, 1/01/28*#                                                   2,000               2,000
                                  Delaware State Economic Development Authority,
                                    Solid Waste Disposal & Sewage Facilities, Series A,
              8,000       8,000     Ciba Specialty Chemicals, 5.88%, 7/01/28*                                    8,000     8,000
                                  Illinois Development Finance Authority,
   4,800                  4,800     Rest Haven, 5.09%, 1/01/27*#                                       4,800               4,800
                                  Illinois Development Finance Authority,
   3,000                  3,000     Presbyterian Home Lake-A, 5.09%, 9/01/31*#                         3,000               3,000
                                  Illinois Education Facilities Authority, Chicago Zoological
   2,000                  2,000     Society, 5.09%, 12/15/25*#                                         2,000               2,000
                                  Indiana Health Facilities Finance Authority,
   2,100                  2,100     5.04%, 1/12/20*#                                                   2,100               2,100
                                  Texas State, Multi-Modal-Water Development Board,
              8,000       8,000     Series A, 5.78%, 3/01/15*                                                    8,000     8,000
                                                                                                   ---------  --------  --------
                                                                                                      17,690    16,000    33,690
                                                                                                   ---------  --------  --------
                                  University Revenue  7.6%
                                  Illinois Development Finance Authority -
   6,000                  6,000     St. Ignatius College Prep, 5.09%, 6/01/24*#                        6,000               6,000
                                  Minnesota State Higher Educational Authority,
   4,745                  4,745     Bethel College, 5.09%, 4/01/28*#                                   4,745               4,745
                                  Texas Higher Education Authority,
   2,190                  2,190     5.09%, 12/01/25*#                                                  2,190               2,190
                                  University of Illinois, Series 1990A,
     720                    720     Certificates of Participation, 7.25%, 8/15/00                        727                 727
                                  University of Minnesota, Series A,
   4,000                  4,000     5.09%, 1/01/34*#                                                   4,000               4,000
                                  University of North Carolina, Chapel Hill Foundation
   5,200                  5,200     Certificates of Participation, 5.09%, 10/01/09*                    5,200               5,200
                                                                                                   ---------  --------- --------
                                                                                                      22,862          -   22,862
                                                                                                   ---------  --------- --------
                                  Total Revenue Bonds                                                 97,511    121,150  218,661
                                                                                                   ---------  --------- --------


    Number      Number    Number
  of Shares   of shares of shares
------------  --------- ---------
                                  INVESTMENT COMPANIES  5.2%
                 4,615     4,615  Federated Tax-Free Fund                                                         4,615    4,615
       7,321               7,321  Financial Square Tax-Exempt Money Market Fund                        7,321               7,321
                     1         1  Nuveen Tax Exempt Fund                                                              1        1
       3,817               3,817  Tax Free Cash Reserves                                               3,817               3,817
                                                                                                   ---------  --------- --------
                                  Total Investment Companies                                          11,138      4,616   15,754
                                                                                                   ---------  --------- --------
                                  Total Investments 100.0%                                         $ 155,896  $ 145,279 $301,175
                                                                                                   =========  ========= ========
                                * Variable rate security
                                # Stated maturity with option to put

                See notes to the Pro Forma Financial Statements

 FIRSTAR TAX-EXEMPT MONEY MARKET FUND

 FIRSTAR TAX-EXEMPT MONEY MARKET FUND / FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND / MERCANTILE TAX-EXEMPT MONEY MARKET PORTFOLIO
 PRO FORMA COMBINED SCHEDULE OF INVESTMENTS                       April 30, 2000
 (Amounts and Shares in thousands)
 (Unaudited)

                                Pro Forma                                                                                Pro Forma
  Firstar  Stellar   Mercantile Combined                                                   Firstar   Stellar  Mercantile  Combined
 Principal Principal Principal  Principal                                                 Amortized Amortized Amortized  Amortized
   Amount  Amount     Amount     Amount                                                      Cost      Cost      Cost       Cost
---------- --------- ---------- ---------                                                 --------- --------- ---------- ---------
                                            GENERAL OBLIGATION  7.0%
                                            Albuquerque, Public Improvements,
                     $    3,000 $   3,000      4.50%, 7/01/00                                                 $    3,004 $   3,004
                                            District of Columbia Series A,
           $   3,000                3,000      7.25%, 6/1/05                                        $   3,070                3,070
                                            Idaho State, Tax Anticipation Notes,
                          5,000     5,000      4.25%, 6/30/00                                                      5,007     5,007
                                            Iowa State, School Cash Anticipation Program,
                                            Series A,
                          2,000     2,000      4.00%, 6/23/00                                                      2,002     2,002
                                            Memphis, Tennessee, Series A,
                          5,000     5,000      4.49%, 8/01/04*                                                     5,000     5,000
                                            Milwaukee, WI Sewer District Series A,
               4,000                4,000      6.70%, 10/1/00                                           4,047                4,047
                                            Northwestern Mutual Life,
  $    100                            100      4.50%, 2/15/09* #                          $     100                            100
                                            Oregon State, Series 73 G,
                          4,500     4,500      4.44%, 12/01/18*                                                    4,500     4,500
                                            Laredo, Texas,
      1,630                         1,630      6.75%, 8/01/00                                 1,642                          1,642
                                            Richmond County, Georgia,
      2,575                         2,575      4.50%, 3/01/01                                 2,581                          2,581
                                            Wyandotte County, Kansas,
      1,755    2,000                3,755      4.50%, 9/01/00                                 1,758     2,004                3,762
                                                                                          --------- --------- ---------- ---------
                                            Total General Obligation                          6,081     9,121     19,513    34,715
                                                                                          --------- --------- ---------- ---------

                                            PREREFUNDED AND ESCROWED
                                            TO MATURITY 11.8%
                                            Austin, Texas, Utility System Revenue,
      4,000    6,000               10,000      10.75%, 5/15/10, Prerefunded 5/15/00           4,010     6,015               10,025
                                            Boston, Massachusetts, Hospital Revenue,
      4,000                         4,000      7.63%, 2/15/21, Prerefunded 8/15/00            4,108                          4,108
                                            Cattaraugus County, New York, St. Bonaventure
                                            University
      3,000                         3,000      8.30%, 12/01/10, Prerefunded 12/01/00          3,129                          3,129
                                            Central Arizona, Water Conservation District,
      5,175    5,000               10,175      7.13%, 11/01/11, Prerefunded 11/01/00          5,360     5,179               10,539
                                            Dover, DE, Electric Revenue,
               1,210                1,210      7.00%, 7/1/15, Prerefunded 7/1/00                        1,240                1,240
                                            Henrico County, Virginia, Hospital Revenue,
      1,290                         1,290      7.50%, 9/01/07, Prerefunded 8/01/00            1,327                          1,327
                                            Hoffman Estates, Illinois, Economic
                                            Development,
      3,910                         3,910      7.63%, 11/15/09, Prerefunded 11/15/00          4,056                          4,056
                                            Illinois State,
      2,000                         2,000      6.50%, 6/01/01, Prerefunded 6/01/00            2,044                          2,044
                                            Martinsville Memorial Hospital, Virginia,
      1,250                         1,250      7.00%, 1/01/06, Prerefunded 1/01/01            1,271                          1,271
                                            Massachusetts State, University Hospital,
      4,000                         4,000      7.25%, 7/01/19, Prerefunded 7/01/00            4,101                          4,101
                                            Metropolitan Transit Authority, New York,
      2,530                         2,530      7.50%, 7/01/26, Prerefunded 7/01/00            2,595                          2,595
                                            Montgomery County, Pennsylvania,
      1,580                         1,580      8.63%, 7/01/07, Prerefunded 7/01/00            1,621                          1,621
                                            Northeast Independent School District, Texas,
      1,900                         1,900      6.00%, 6/15/00, Escrowed to Maturity           1,906                          1,906
                                            Rhode Island, Hospital Revenue,
      1,000                         1,000      7.75%, 7/01/16, Prerefunded 7/01/00            1,026                          1,026
                                            Sarasota County, FL School Board Funding Corp.
                                            Lease
               2,180                2,180      7.25%, 7/1/10, Prerefunded 7/1/00                        2,215                2,215
                                            Scranton-Lackwana, Pennsylvania, Hospital
                                            Revenue,
      1,520                         1,520      7.25%, 6/15/05, Prerefunded 6/15/00            1,557                          1,557
                                            Seattle, WA, Municipal Water,
               2,500                2,500      7.25%, 5/1/17, Prerefunded 5/1/00                        2,550                2,550
                                            Tuscon, Arizona, Street and Highway User
                                            Revenue,
      1,000                         1,000      6.88%, 7/01/08, Prerefunded 7/01/00            1,015                          1,015
                                            Walled Lake, Michigan, School District,
      2,000                         2,000      7.10%, 5/01/05, Prerefunded 5/01/00            2,040                          2,040
                                                                                          --------- --------- ---------- ---------
                                            Total Prerefunded and Escrowed to Maturity       41,166    17,199          -    58,365
                                                                                          --------- --------- ---------- ---------
                                            REVENUE BONDS  77.8%

                See notes to the Pro Forma Financial Statements

                             Airport/Marina Revenue 4.8%
                             Chicago, O'Hare International Airport, American
                             Airlines, Inc.,
              14,500 14,500    5.78%, 12/01/17*                                                                   14,500    14,500
                             Lexington-Fayette Urban County Airport,
                             Series A,
               7,200  7,200    5.93%, 7/01/28*                                                                     7,200     7,200
                             Port Corpus Christi, Port, Reynolds Metals
                             Co.,
               2,200  2,200    4.19%, 9/01/14*                                                                     2,200     2,200
                                                                                          --------- --------- ---------- ---------
                                                                                                                  23,900    23,904
                                                                                          --------- --------- ---------- ---------
                             Electric Revenue 3.2%
                             Chelan County, Washington, Public Utility,
 5,000  2,370         7,370    5.09%, 6/01/15*#                                               5,000     2,370                7,370
                             County of Mason, Kentucky, Series 1984B,
 1,950                1,950    4.99%, 10/15/14*#                                              1,950                          1,950
                             Putnam County, Florida Development Authority -
 5,485  1,210         6,695    Seminole Electric, 4.99%, 3/15/14*#                            5,485     1,210                6,695
                                                                                          --------- --------- ---------- ---------
                                                                                             12,435     3,580          -    16,015
                                                                                          --------- --------- ---------- ---------
                             Hospital Revenue  24.4%
                             Bexar County, TX Health Facilities Development Authority,
                             Army
        3,165         3,165    Retirement Resources Foundation, 5.09%, 7/1/2011                         3,165                3,165
                             Bexar County, TX Health Facilities Development Authority,
                             Army
        2,030         2,030    Retirement Resources Foundation, 3.45%, 7/1/2011                         2,030                2,030
        2,225         2,225    Boston, MA, Boston City Hospital, 7.65%, 8/15/00                         2,283                2,283
                             Cuyahoga County, OH, Cleveland Clinic,
        3,000         3,000    5.09%, 1/1/24                                                            3,000                3,000
                             Cuyahoga County, OH, Cleveland Clinic,
        7,445         7,445    5.09%, 1/1/25                                                            7,445                7,445
                             Hamilton County, OH Hospital Facilities Authority Series A,
        5,500         5,500    Health Alliance of Greater Cincinnati, 4.94%, 1/1/18                     5,500                5,500
                             Hamilton County, OH Hospital Facilities Authority Series B,
        5,050         5,050    Health Alliance of Greater Cincinnati, 4.94%, 1/1/18                     5,050                5,050
                             Harris County, Health Facilities Development Corp.,
               7,000  7,000    Methodist Hospital, 5.78%, 12/01/25*                                                7,000     7,000
                             Hawii Department Budget & Finance, Kuakini Medical Center
        2,225         2,225    Project, 5.09%, 7/1/05                                                   2,225                2,225
                             Illinois Health Facilities Authority,
        2,900         2,900    Gottlieb Health Resources, Inc., 4.99%, 11/15/25                         2,900                2,900
                             Illinois Health Facilities Authority,
 2,500                2,500    Southern Illinois Healthcare Enterprises, 5.09%,3/01/21*#      2,500                          2,500
                             Illinois Health Facilities Authority,
 4,100                4,100    Recreational Facilities, 5.04%, 12/01/25*#                     4,100                          4,100
                             Illinois Health Facilities Authority,
               8,000  8,000    University of Chicago Hospital, 5.78%, 8/01/26*                                     8,000     8,000
                             Indiana Health Facilities Funding Authority, Capital Access,
        8,000         8,000    5.04%, 1/1/12                                                            8,000                8,000
                             Indiana Health Facilities Finance Authority -
 4,600                4,600    Henry County Memorial Hospital, 5.04%, 4/01/13*#4,600                                         4,600
                             Indiana Hospital Equipment Finance Authority,
 2,250  5,050         7,300    Nursing Home Improvements, 5.04%, 12/01/15*#                   2,250     5,050                7,300
                             Missouri State Health & Educational Facilities Authority,
               4,600  4,600    Washington University Project, Series A, 4.44%, 9/01/10*                            4,600     4,600
                             Missouri State Health & Educational Facilities Authority,
               1,000  1,000    Washington University Project, Series B, 4.44%, 9/01/10*                            1,000     1,000
                             Missouri State Health & Educational Facilities Authority,
               6,800  6,800    Barnes Hospital Project, 4.44%, 12/01/15*                                           6,800     6,800
                             Missouri State Health & Educational Facilities Authority,
               2,900  2,900    St. Anthony Medical Center, Series B, 4.44%, 12/01/19*                              2,900     2,900
                             New Hampshire Higher Educational & Health Facilities
                             Authority,
               4,000  4,000    New England, Inc. Series G, 4.49%, 12/01/25*                                        4,000     4,000
                             New Jersey Health Care Facilities Financing Authority,
                             Barnert
        5,585         5,585    Hospital, 6.80%, 8/1/19                                                  5,782                5,782
                             North Central Texas Health Facilities Development Corp.,
               3,700  3,700    Methodist Hospitals of Dallas, Series B, 6.08%, 10/01/15*                           3,700     3,700
                             Warren County, OH, Health Care Facilities Series B,
        4,500         4,500    5.24%, 7/1/23                                                            4,500                4,500
                             Wisconsin State Health & Educational Facilities -
 5,000  3,000         8,000    Marshfield Clinic, 5.09%, 6/01/10*#                            5,000     3,000                8,000
                             Wisconsin State Health & Educational Facilities -
 1,900                1,900    Blood Center, 5.14%, 6/01/19*#                                 1,900                          1,900
                             Wisconsin State Health & Educational Facilities -                                                   -
 2,109                2,109    Sinai Samaritan, 5.14%, 9/01/19*#                              2,109                          2,109
                                                                                          --------- --------- ---------- ---------
                                                                                             22,459    59,930     38,000   120,389
                                                                                          --------- --------- ---------- ---------
                             Housing Revenue 3.9%
                             Cook County, IL, Catholic Charities,
        2,700         2,700    5.09%, 1/1/28                                                            2,700                2,700
                             Florida Housing Finance Agency -
 3,000                3,000    Carlton Multifamily, 5.14%, 12/01/08*#                         3,000                          3,000

                See notes to the Pro Forma Financial Statements

                             Illinois Development Finance Authority -
 3,215  1,515         4,730    St. Paul's House, 5.09%, 2/01/25*#                             3,215     1,515                4,730
                             Orland Hills, Illinois, Multi-Family,
 2,470                2,470    5.09%, 12/01/04*#                                              2,470                          2,470
                             Washington State Housing Finance - Community
 3,830  2,740         6,570    Multifamily Mortgage, 5.09%, 10/01/20*#                        3,830     2,740                6,570
                                                                                          --------- --------- ---------- ---------
                                                                                             12,515     6,955          -    19,470
                                                                                          --------- --------- ---------- ---------
                             Industrial Development/Pollution
                             Control Revenue 16.0%
                             Berks County, PA Industrial Development Authority,
        9,000         9,000    4.29%, 7/1/2016                                                          9,000                9,000
                             Brazos River Authority, Texas Pollution Control,
               7,300  7,300    5.88%, 2/01/32*                                                                     7,300     7,300
                             Cattaraugus County, NY Industrial Development Agency Civic
        4,655         4,655    Facility, St. Bonadventure University, 8.30%, 12/1/10                    4,855                4,855
                             Harris County, Health Facilities Development Corp.,
               5,100  5,100    Exxon Corp., 5.78%, 3/01/24*                                                        5,100     5,100
                             Indiana State Development Finance Authority, Indiana
        2,400         2,400    Historical Society, 5.04%, 8/1/31                                        2,400                2,400
                             Mason County, Kentucky, Pollution Control,
 2,850  3,700         6,550    4.99%, 10/15/14*#                                              2,850     3,700                6,550
                             Minneapolis Community Development Agency,
               4,850  4,850    Northern States Power Co., Series A, 4.49%, 3/01/11                                 4,850     4,850
                             Missouri State Environmental Improvement and Energy Resource
               1,000  1,000    Authority, Monsanto Co. Project, 4.49%, 6/01/23*                                    1,000     1,000
                             Oakbrook Terrace, Illinois, Industrial Development,                                                 -
 4,100                4,100    3.89%, 12/01/25*#                                              4,100                          4,100
                             Oklahoma County, Oklahoma Finance Authority,
        2,000         2,000    Hutto-Carbon Office, 4.29%, 12/01/14                                     2,000                2,000
                             Oklahoma County, Oklahoma Finance Authority -
 2,600  1,000         3,600    Perrine Office Project, 4.29%, 12/01/14*#                      2,600     1,000                3,600
                             Putnam County, GA Development Authority Pollution Control,
               8,000  8,000    Georgia Power Co., Plant PJ, 5.78%, 9/01/29*                                        8,000     8,000
                             Rutherford County, TN, Square D Co.,
        3,100         3,100    4.99%, 4/01/17                                                           3,100                3,100
                             Salt Lake County, Pollution Control, SVC Station Holdings
                             Project,
               5,000  5,000    British Petroleum Co., Series B, 5.78%, 10/01/25                                    5,000     5,000
                             St. Charles Parish Pollution Control,
               7,000  7,000    Shell Oil Co. Project, 5.78%, 10/01/25                                              7,000     7,000
                             Tulsa Industrial Authority Revenue, University of Tulsa,
               5,000  5,000    Series B, 4.49%, 10/01/26*                                                          5,000     5,000
                                                                                          --------- --------- ---------- ---------
                                                                                              9,550    26,055     43,250    78,855
                                                                                          --------- --------- ---------- ---------
                             Miscellaneous  18.1%
        1,000         1,000    Chicago, IL Motor Fuel Tax, 7.05%, 1/1/07                                1,037                1,037
                             Cleveland, OH Income Tax Revenue,
        5,300         5,300    4.94%, 5/15/24                                                           5,300                5,300
                             Cook County, Illinois:
 3,790                3,790    5.09%, 5/01/20*#                                               3,790                          3,790
 2,000                2,000    5.09%, 1/01/28*#                                               2,000                          2,000
                             Delaware State Economic Development Authority,
                             Solid Waste Disposal & Sewage Facilities, Series A,
               8,000  8,000    Ciba Specialty Chemicals, 5.88%, 7/01/28*                                           8,000     8,000
        6,000         6,000    Eau Claire, WI Area School District Series A, 4.00%,
                               11/15/00                                                                 5,998                5,998
                             Illinois Development Finance Authority,
        5,095         5,095    Council for the Jewish Elderly, 5.09%, 3/1/15                            5,095                5,095
                             Illinois Development Finance Authority,
        3,700         3,700    Aurora Central Catholic High School, 5.09%, 4/1/24                       3,700                3,700
                             Illinois Development Finance Authority,
 4,800                4,800    Rest Haven, 5.09%, 1/01/27*#                                   4,800                          4,800
                             Illinois Development Finance Authority,
        4,500         4,500    Chicago Symphony Orchestra Project, 4.99%, 6/01/31                       4,500                4,500
                             Illinois Development Finance Authority,
 3,000                3,000    Presbyterian Home Lake-A, 5.09%, 9/01/31*#                     3,000                          3,000
                             Illinois Education Facilities Authority, Chicago Zoological
 2,000                2,000    Society, 5.09%, 12/15/25*#                                     2,000                          2,000
                             Illinois Education Facilities Authority, Newberry Library
                             Project,
        2,500         2,500    4.99%, 3/01/28                                                           2,500                2,500
                             Indiana State Development Finance Authority,
        4,130         4,130    Educational Facilities Project - Lutheran, 5.19%, 10/1/17                4,130                4,130
                             Indiana Health Facilities Finance Authority,
        6,100         6,100    Capital Access Designated Pool, 5.04%, 1/12/20                           6,100                6,100
                             Indiana Health Facilities Finance Authority,
 2,100                2,100    5.04%, 1/12/20*#                                               2,100                          2,100
                             New York State Dormitory Authority Series B,
        3,350         3,350    State University Educational Facilities, 7.00%, 5/15/16                  3,421                3,421
                             Ohio State University General Receipts Series B,
        2,500         2,500    4.94%, 12/1/14                                                           2,500                2,500
                             Philadelphia, PA Hospital & Higher Education Facilities
                             Authority,

                See notes to the Pro Forma Financial Statements

               4,025              4,025     Children's Seashore House, 7.75%, 8/15/17                   4,041                4,041
                                          Massachusetts State Health & Educational
                                          Facilities Authority,
               1,585              1,585     Series A, Fairview Extended Care, 10.125%,
                                            1/1/11                                                      1,687                1,687
                                          Smith Creek Metropolitan District of Colorado,
               4,600              4,600     5.09%, 10/01/35                                             4,600                4,600
                                          Texas State, Multi-Modal-Water Development
                                          Board,
                        8,000     8,000     Series A, 5.78%, 3/01/15*                                              8,000     8,000
                                          Warren County, OH Health Care Facilities
                                          Series A,
                 975                975     Otterbein Homes, 4.94%, 7/1/21                                975                  975
                                                                                          --------- --------- ---------- ---------
                                                                                             17,690    55,584     16,000    89,274
                                                                                          --------- --------- ---------- ---------

                                          University Revenue  7.4%

                                          Illinois Development Finance Authority -
 6,000                            6,000     St. Ignatius College Prep, 5.09%,
                                            6/01/24*#                                         6,000                          6,000
                                          Illinois Development Finance Authority,
               1,055              1,055     Lake Forest Academy, 5.09%, 12/01/24                        1,055                1,055
                                          Illinois Development Finance Authority,
               3,000              3,000     Loyola Academy, 4.99%, 10/01/27                             3,000                3,000
                                          Illinois Development Finance Authority,
               2,105              2,105     Loyola Academy, 5.09%, 10/01/12                             2,105                2,105
                                          Maricopa County, AZ Community College
                                          District Project 1994
               2,000              2,000     Series C, 5.25%, 7/1/00                                     2,004                2,004
                                          Minnesota State Higher Educational
                                          Authority,
 4,745                            4,745     Bethel College, 5.09%, 4/01/28*#                  4,745                          4,745
                                          Texas Higher Education Authority,
 2,190                            2,190     5.09%, 12/01/25*#                                 2,190                          2,190
                                          University of Illinois, Series 1990A,
   720                              720     Certificates of Participation, 7.25%,
                                            8/15/00                                             727                            727
                                          University of Minnesota, Series A,
 4,000         2,500              6,500     5.09%, 1/01/34*#                                  4,000     2,500                6,500
                                          University of North Carolina, Chapel
                                          Hill Foundation
 5,200         2,950              8,150     Certificates of Participation, 5.09%,
                                            10/01/09*                                         5,200     2,950                8,150
                                                                                          --------- --------- ---------- ---------
                                                                                             22,862    13,614          -    36,476
                                                                                          --------- --------- ---------- ---------

                                          Total Revenue Bonds                                97,511  165,718    121,150    384,379
                                                                                          --------- --------- ---------- ---------

  Number    Number    Number    Number
of shares of shares of shares of shares
--------- --------- --------- ---------
                                          INVESTMENT COMPANIES  3.4%

                        4,615     4,615   Federated Tax-Free Fund                                                 4,615      4,615
 7,321                            7,321   Financial Square Tax-Exempt Money Market
                                          Fund                                                7,321                          7,321
                            1         1   Nuveen Tax Exempt Fund                                                      1          1
                982                 982   SEI Tax Exempt Money Market Fund                               982                   982
 3,817                            3,817   Tax Free Cash Reserves                              3,817                          3,817
                                                                                          --------- --------- ---------- ---------

                                          Total Investment Companies                         11,138      982      4,616     16,736
                                                                                          --------- --------- ---------- ---------

                                          Total Investments 100.0%                        $ 155,896 $193,020  $ 145,279  $ 494,195
                                                                                          ========= ========  =========  =========
                                          * Variable rate security
                                          # Stated maturity with option to put

                See notes to the Pro Forma Financial Statements

FIRSTAR INTERMEDIATE BOND MARKET FUND

FIRSTAR INTERMEDIATE BOND MARKET FUND / MERCANTILE INTERMEDIATE CORPORATE
BOND PORTFOLIO PRO FORMA COMBINED SCHEDULE OF INVESTMENTS        April  30, 2000
 (Amounts and Shares in thousands)
(Unaudited)

                              Pro Forma                                                                                   Pro Forma
     Firstar     Mercantile   Combined                                                            Firstar     Mercantile   Combined
    Principal    Principal    Principal                                                            Market       Market      Market
      Amount       Amount       Amount                                                             Value        Value       Value
    ---------    ----------   ---------                                                           --------    ----------  ---------
                                         LONG-TERM INVESTMENTS  94.7%
                                         Asset-Backed Securities  11.0%
                                         Auto Loan Receivables  0.7%
                                         Honda Auto Lease Trust,
      $ 3,000                  $ 3,000        Series 1999-A, Class A5, 6.65%, 7/15/05             $ 2,969             -     $ 2,969
                                                                                                  -------      --------     -------

                                         Credit Card Receivables  4.1%
                                         American Express Master Trust,
        2,000                    2,000       Series 1994-2, Class A, 7.60%, 8/15/02                 2,008                     2,008
                                         Chemical Master Credit Card Trust,
          633                      633       Series 1995-3, Class A, 6.23%, 8/15/02                   619                       619
                                         Citibank Credit Card Master Trust, Principal Only:
       11,900                   11,900       Series 1996-1, Class A, 0.00%, 2/07/01                11,276                    11,276
        1,875                    1,875       Series 1997-6, Class A, 0.00%, 8/15/06                 1,360                     1,360
                                         Household Affinity Credit Card Master Trust I,
        1,925                    1,925       Series 1993-2, Class A, 5.60%, 11/15/00                1,920                     1,920
                                         Speigel Credit Card Master Trust,
          158                      158       Series 1994-B, Class A, 8.15%, 6/15/04                   158                       158
                                                                                                  -------     ---------    --------
                                                                                                   17,341             -      17,341
                                                                                                  -------     ---------    --------

                                         Home Equity Loan Receivables  6.2%
                                         Advanta Home Equity Loan Trust:
          559                      559       Series 1993-1, Class A1, 5.95%, 3/25/09                  536                       536
          786                      786       Series 1993-1, Class A2, 5.95%, 5/25/09                  757                       757
                                         AFC Home Equity Loan Trust:
        1,658                    1,658        Series 1993-4, Class 1A, 5.80%, 2/26/24               1,588                     1,588
        2,246                    2,246        Series 1996-4, Class 1A7, 6.86%, 3/25/27              2,171                     2,171
                                         Contimortage Home Equity Loan Trust:
        5,000                    5,000       Series 1997-4, Class A4, 6.30%, 7/15/12                4,961                     4,961
        2,950                    2,950       Series 1997-5, Class A5, 6.63%, 12/15/20               2,845                     2,845
        1,000                    1,000       Series 1997-2, Class A9, 7.09%, 4/15/28                  976                       976
        3,075                    3,075       Series 1997-3, Class A9, 7.12%, 8/15/28                2,949                     2,949
                                         Corestates Home Equity Trust,
          725                      725       Series 1996-1, Class A3, 7.00%, 12/15/09                 724                       724
                                         Delta Funding Home Equity Loan Trust,
        2,000                    2,000       Series 1997-4, Class A5F, 6.67%, 1/25/28               1,911                     1,911
                                         EQCC Home Equity Loan Trust:
          277                      277       Series 1994-4, Class A3, 8.68%, 10/15/08                 278                       278
          726                      726       Series 1993-4, Class A, 5.725%, 12/15/08                 706                       706
          955                      955       Series 1994-1, Class A, 5.80%, 3/15/09                   927                       927
        2,000                    2,000       Series 1996-1, Class A4, 6.56%, 3/15/23                1,919                     1,919
        2,000                    2,000       Series 1997-1, Class A7, 7.12%, 5/15/28.               1,974                     1,974
                                         UCFC Home Equity Loan,
          889                      889       Series 1995-C2, Class A6, 6.825%, 10/10/26               871                       871
                                                                                                  -------     ---------    --------
                                                                                                   26,093             -      26,093
                                                                                                  -------     ---------    --------

                                         Corporate Bonds 42.6%
                                         ABN AMRO Bank Guarantee,
        1,600                    1,600       7.25%, 5/31/05                                         1,569                     1,569
                                         Aetna Services, Inc. Company Guarantee,
        3,000                    3,000       6.75%, 8/15/01                                         2,964                     2,964
                                         Aetna Services, Inc. Debentures,
        1,375                    1,375       6.75%, 9/15/13                                         1,155                     1,155

                See notes to the Pro Forma Financial Statements


                                         Air 2 US,
        1,000                    1,000       10.127%, 10/01/20                                      1,015                     1,015
                                         American West Airlines, Pass-Thru Certificates,
        2,087                    2,087       8.54%, 1/02/06 (Acquired 9/14/99, Cost $2,087)*        2,051                     2,051
                                         Amsouth Bancorp Subordinated Notes,
        1,500                    1,500       7.75%, 5/15/04                                         1,484                     1,484
                                         Applied Material Inc.,
                 $ 1,000         1,000       7.00%, 9/06/05                                                      $  969         969
                                         Armstrong World,
                   1,950         1,950       6.35%, 8/15/03                                                       1,758       1,758
                                         Associates Corp N.A.:
                      50            50       6.875%, 2/01/03                                                         49          49
                   1,000         1,000       7.23%, 5/17/06                                                         979         979
                                         Associated P&C Holdings Senior Notes,
        1,500                    1,500       6.75%, 7/15/03 (Acquired 9/03/99; Cost $1,431)*        1,432                     1,432
                                         AT&T Capital Corporation Company Guarantee:
        2,000                    2,000       6.25%, 5/15/01                                         1,979                     1,979
                      50            50       7.125%, 1/15/02                                                         50          50
        1,075                    1,075       6.75%, 2/04/02                                         1,061                     1,061
                   1,150         1,150       6.75%, 4/01/04                                                       1,118       1,118
                     100           100       7.00%, 5/15/05                                                          97          97
                                         BankAmerica Corporation Subordinated Notes:
                     200           200       8.125%, 2/01/02                                                        202         202
        2,000                    2,000       10.00%, 2/01/03                                        2,112                     2,112
                                         BankBoston Notes,
        1,450                    1,450       6.375%, 4/15/08                                        1,330                     1,330
                                         Bankers Trust - NY, Subordinated Debentures:
        6,000                    6,000       8.125%, 5/15/02                                        6,037                     6,037
                     500           500       7.25%, 1/15/03                                                         492         492
                                         Bank of Oklahoma, Subordinated Notes,
        1,300                    1,300       7.125%, 8/15/07                                        1,204                     1,204
                                         Bank One N.A.,
                      50            50       6.625%, 4/15/03                                                         49          49
                                         Bear Stearns Company Senior Notes:
        2,000                    2,000       9.375%, 6/01/01                                        2,035                     2,035
                     500           500       8.25%, 2/01/02                                                         503         503
          150                      150       6.25%, 7/15/05                                           139                       139
                                         Boatmens,
                     400           400       8.625%, 11/15/03                                                       411         411
                                         Brown-Forman Corp.,
                   1,000         1,000       7.38%, 5/10/05                                                         992         992
                                         Campbell Soup Co.,
                   1,000         1,000       6.90%, 10/15/06                                                        971         971
                                         Caterpillar, Inc. Sinking Fund Debentures,
        2,112                    2,112       9.75%, 6/01/19                                         2,206                     2,206
                                         Cendant Corp.,
                     880           880       7.75%, 12/01/03                                                        868         868
                                         Chase Manhattan Corp. Subordinated Notes,
        2,300                    2,300       9.375%, 7/01/01                                        2,351                     2,351
                     500           500       7.125%, 3/01/05                                                        489         489
                                         Clorox,
                     100           100       8.80%, 7/15/01                                                         102         102
                                         Computer Associates International,
                     275           275       6.25%, 4/15/03                                                         262         262
                                         Conectiv, Inc. Medium Term Notes,
        3,000                    3,000       6.73%, 6/01/06                                         2,899                     2,899
                                         Continental Airlines Inc. Pass-Thru Certificates,
        1,470                    1,470       6.80%, 7/02/07                                         1,388                     1,388
                                         Continental Bank N.A. Subordinated Notes,
        2,875                    2,875       12.50%, 4/01/01                                        3,005                     3,005
                                         Continental Cablevision, Inc. Debentures,
        4,525                    4,525       9.50%, 8/01/13                                         4,848                     4,848
                                         Dana Corp.,
                   1,700         1,700       6.25%, 3/01/04                                                       1,590       1,590
                                         Dell Computer Corp.,
                   1,000         1,000       6.55%, 4/15/08                                                         936         936

                See notes to the Pro Forma Financial Statements


                                         Dillard Investment Debentures,
        1,895                    1,895       9.25%, 2/01/01                                         1,919                     1,919
                                         Dillards Inc.,
                     450           450       5.79%, 11/15/01                                                        425         425
                                         Walt Disney Co.,
                   1,000         1,000       6.75%, 3/30/06                                                         971         971
                                         Donaldson, Lufkin Jenrette, Inc. Senior Notes,
        3,000                    3,000       5.875%, 4/01/02                                        2,902                     2,902
                                         Dupont,
                     200           200       8.50%, 2/15/03                                                         202         202
                   1,000         1,000       8.125%, 3/15/04                                                      1,025       1,025
                                         Dynegy, Inc. Senior Notes,
        2,100                    2,100       6.875%, 7/15/02                                        2,045                     2,045
                                         Exxon Capital Corp.,
                     100           100       6.625%, 8/15/02                                                         99          99
                                         Federal Express Corporation Notes,
        1,500                    1,500       9.65%, 6/15/12                                         1,618                     1,618
                                         Federal Express Sinking Fund Pass-Thru Certificates,
          793                      793       7.89%, 9/23/08                                           770                       770
                                         First Interstate Bancorp Subordinated Notes,
        2,350                    2,350       10.875%, 4/15/01                                       2,424                     2,424
          500                      500       9.90%, 11/15/01                                          516                       516
                                         First National Bank Omaha Subordinated Notes,
        1,600                    1,600       7.32%, 12/01/10                                        1,476                     1,476
                                         First USA Bank Senior Notes,
        1,000                    1,000       5.85%, 2/22/01                                           989                       989
                                         Ford Motor Credit Co. Notes:
        2,575                    2,575       8.20%, 2/15/02                                         2,601                     2,601
                     800           800       7.50%, 1/15/03                                                         797         797
        1,000                    1,000       9.03%, 12/30/09                                        1,036                     1,036
                                         FPL Group Capital, Inc. Guaranteed Notes,
        1,500                    1,500       7.625%, 9/15/06                                        1,479                     1,479
                                         General Electric Capital Corp.,
                   1,000         1,000       7.66%, 8/02/04                                                       1,011       1,011
                                         General Mills Inc.,
                   1,000         1,000       8.90%, 3/15/06                                                       1,059       1,059
                                         General Motors Acceptance Corp. Notes:
        1,000                    1,000       9.625%, 12/15/01                                       1,032                     1,032
                     500           500       8.50%, 2/04/02                                                         508         508
                     500           500       6.75%, 2/07/02                                                         494         494
                   1,000         1,000       5.75%, 11/10/03                                                        941         941
                                         Georgia Pacific Corp. Debentures:
        1,150                    1,150       9.50%, 12/01/11                                        1,219                     1,219
          775                      775       9.50%, 5/15/22                                           779                       779
                                         Goldman Sachs Group Notes,
        5,000                    5,000       6.25%, 2/01/03 (Acquired 2/01/96; Cost $4,988)*        4,802                     4,802
                                         GTE California Inc.,
                   1,000         1,000       6.70%, 9/01/09                                                         922         922
                                         Homeside, Inc. Senior Notes,
        1,000                    1,000       11.25%, 5/15/03                                        1,089                     1,089
                                         International Paper Co.,
                   1,000         1,000       7.00%, 6/01/01                                                         988         988
                                         Lehman Brothers Holdings, Inc. Notes:
        1,500                    1,500       6.65%, 11/08/00                                        1,496                     1,496
        1,212                    1,212       8.875%, 3/01/02                                        1,232                     1,232
          800                      800       8.75%, 5/15/02                                           812                       812
        2,700                    2,700       7.50%, 9/01/06                                         2,618                     2,618
                                         Lehman Brothers, Inc. Debentures:
        1,000                    1,000       6.125%, 2/01/01                                          989                       989
        2,450                    2,450       11.625%, 5/15/05                                       2,774                     2,774
                                         Lubrizol Corp.,
                   1,000         1,000       5.875%, 12/01/08                                                       893         893
                                         Marlin Water Trust Senior Notes,
        2,492                    2,492       7.09%, 12/15/01 (acquired 12/08/98; Cost $2,492 )*     2,448                     2,448
                                         The May Department Stores Debentures,
        2,000                    2,000       9.875%, 6/15/21                                        2,127                     2,127

                 See notes to the Pro Forma Financial Statements


                                         Merrill Lynch & Company Notes:
        7,000                    7,000       5.75%, 11/04/02                                        6,703                     6,703
                     500           500       8.00%, 6/01/07                                                         502         502
                                         Motorola Inc.,
                   1,000         1,000       7.60%, 1/01/07                                                       1,006       1,006
                                         National Rural Utilities,
                     100           100       6.65%, 10/01/05                                                         96          96
                                         National Westminster Bank Debentures,
        1,700                    1,700       9.375%, 11/15/03                                       1,779                     1,779
                                         National Westminster Bank Subordinated Notes,
          700        145           845       9.45%, 5/01/01                                           714           148         862
                                         Nationsbank Corp.:
                     500           500       7.75%, 8/15/04                                                         501         501
                     600           600       6.875%, 2/15/05                                                        578         578
                                         NCNB Corp. Subordinated Notes,
        2,380                    2,380       10.20%, 7/15/15                                        2,834                     2,834
                                         Newcourt Credit Group Notes:
        1,785                    1,785       7.125%, 12/17/03 (Acquired 9/14/99, Cost $1,772)*      1,745                     1,745
        1,800                    1,800       6.875%, 2/16/05 (Acquired 3/16/99, Cost $1,032)*       1,722                     1,722
                                         News America Holdings Debentures,
          750                      750       10.125%, 10/15/12                                        768                       768
                                         Northwest Airlines Pass-Thru Certificates:
          831                      831       8.13%, 2/01/14                                           774                       774
          834                      834       7.248%, 7/02/14                                          752                       752
                                         Norwest Financial Inc.
                      50            50       6.125%, 8/01/03                                                         48          48
                                         Oneok, Inc. Notes,
        1,100                    1,100       7.75%, 8/15/06                                         1,081                     1,081
                                         Osprey Trust Secured Notes,
        2,300                    2,300       8.31%, 1/15/03 (Acquired 9/16/99, Cost $2,300)*        2,290                     2,290
                                         Pacific Bell,
                   1,065         1,065       7.25%, 7/01/02                                                       1,061       1,061
                                         Pacific Gas & Electric,
                      50            50       6.25%, 8/01/03                                                          48          48
                                         Paine Webber Group, Inc. Notes:
        3,000                    3,000       7.115%, 1/27/04                                        2,908                     2,908
          500                      500       8.875%, 3/15/05                                          511                       511
                                         Praxair Inc.,
                   1,000         1,000       6.90%, 11/01/06                                                        943         943
                                         Principal Financial Group Senior Notes,
        4,500                    4,500       8.20%, 8/15/09 (Acquired 8/18/99, Cost $4,486)*        4,490                     4,490
                                         Proctor & Gamble,
                      50            50       8.00%, 11/15/03                                                         51          51
                                         PSI Energy, Inc. Debentures,
        1,600                    1,600       7.85%, 10/15/07                                        1,544                     1,544
                                         J.C. Penney Company, Inc. Debentures:
                   1,000         1,000       7.60%, 4/01/07                                                         798         798
        1,950                    1,950       9.75%, 6/15/21                                         1,714                     1,714
          875                      875       8.25%, 8/15/22                                           710                       710
                                         Quaker Oats:
                     150           150       9.00%, 12/07/01                                                        153         153
                     125           125       9.00%, 12/10/01                                                        127         127
                                         Raytheon Co.,
                   1,000         1,000       6.15%, 11/02/08                                                        864         864
                                         Rochester Telephone Corporation Debentures,
        1,100                    1,100       9.00%, 8/15/21                                           936                       936
                                         St. Paul Co.:
                      25            25       7.49%, 11/06/02                                                         25          25
                      50            50       7.50%, 12/20/02                                                         50          50
                                         Salomon, Inc. Senior Notes,
        1,100                    1,100       6.75%, 2/15/03                                         1,074                     1,074
                                         Sears Roebuck Acceptance Corporation Notes,
        1,300                    1,300       6.25%, 5/01/09                                         1,143                     1,143
                                         Security Capital Group, Inc. Medium Term Notes,
        1,700                    1,700       7.75%, 11/15/03                                        1,630                     1,630
                                         Security Pacific Corp. Subordinated Notes,

                 See notes to the Pro Form Financial Statements


        1,158                    1,158       11.00%, 3/01/01                                        1,193                     1,193
                                         Southwestern Bell Telephone Co.,
                   1,000         1,000       6.56%, 11/15/05                                                        955         955
                                         Standard Federal Bancorp Medium Term Notes,
        2,155                    2,155       7.75%, 7/17/06                                         2,109                     2,109
                                         Texaco Capital,
                   1,000         1,000       7.09%, 2/01/07                                                         975         975
                                         Toll Road Investors Debentures,
        4,800                    4,800       0.00%, 2/15/04 (Acquired 4/23/99, Cost $3,591) *       3,570                     3,570
                                         Transamerica Finance Corporation Senior Notes,
        3,225                    3,225       6.125%, 11/01/01                                       3,154                     3,154
                                         Union Pacific Co.,
                     200           200       7.875%, 2/15/02                                                        200         200
                                         Union Texas Petroleum,
                   1,000         1,000       8.50%, 4/15/07                                                       1,047       1,047
                                         United Airlines Pass-Thru Certificates,
        3,055                    3,055       7.27%, 1/30/13                                         2,858                     2,858
                                         United HealthCare Corporation Notes,
        5,000                    5,000       6.60%, 12/01/03 (Acquired 11/19/98, Cost $4,989) *     4,778                     4,778
                                         Wall-Mart Stores:
                     100           100       6.50%, 6/01/03                                                          98          98
                     600           600       7.50%, 5/15/04                                                         605         605
                                         Wells Fargo,
                     300           300       8.375%, 5/15/02                                                        305         305
                                         Westdeutsche Landesbank Subordinated Notes,
        3,000                    3,000       6.75%, 6/15/05                                         2,862                     2,862
                                                                                                  -------     ---------    --------
                                                                                                  145,802        34,406     180,208
                                                                                                  -------     ---------    --------

                                         Mortgage-Backed Securities  4.4%
                                         Advanta Mortgage Loan Trust,
        1,054                    1,054       Series 1997-1, Class A5, 7.35%, 5/25/27                1,034                     1,034
                                         AmResco Residential Securities Mortgage Loan,
        3,000                    3,000       6.96%, 3/25/27                                         2,912                     2,912
                                         Green Tree Financial Corporation Pass-Thru Certificates:
        1,072                    1,072       Series 1994-4, Class A4, 7.95%, 7/15/19                1,077                     1,077
        5,927                    5,927       Series 1997-E, Class HEA6, 6.62%, 1/15/29              5,774                     5,774
                                         MDC Asset Investors Trust,
                                             Real Estate Mortgage Investment Conduit (REMIC),
          452                      452       Series VIII, Class 8, 7.75%, 9/25/17                     457                       457
                                         Merrill Lynch Mortgage Investors,
        1,658                    1,658       Series 1998-C1, Class A1, 6.31%, 11/15/26              1,589                     1,589
                                         Prudential Securities Financial Asset Funding Corp.,
        1,292                    1,292       Series 1993-8, Class A, 5.775%, 11/15/14               1,249                     1,249
                                         Prudential Securities Secured Financing Corp.:
          949                      949       Series 1993-1, Class A, 6.44%, 2/16/21                   927                       927
        1,473                    1,473       Series 1994-5, Class A1, 5.66%, 5/25/25                1,390                     1,390
                                         Residential Asset Securities Corporation,
        1,000                    1,000       Series 1998-KS1, Class AI9, 6.445%, 3/25/28              934                       934
                                         Salomon Brothers Mortgage Securities VI,
          800                      800       Series 1986-1, Class A, 6.00%, 12/25/11                  770                       770
                                         Westam Mortgage Financial Corporation,
          557                      557       Series 11, Class A, 6.36%, 8/26/20                       533                       533
                                                                                                  -------     ---------    --------
                                                                                                   18,646             -      18,646
                                                                                                  -------     ---------    --------

                                         International/Yankee (U.S. $ Denominated)  8.1%
                                         AT & T Canada, Inc. Senior Notes:
        2,000                    2,000       9.95%, 6/15/08                                         1,574                     1,574
        2,000                    2,000       10.625%, 11/01/08                                      2,218                     2,218
                                         Banco Santander-Chile Notes,
        3,450                    3,450       6.50%, 11/01/05                                        3,286                     3,286
                                         British Sky Broadcasting Subordinated Debentures,
        1,130                    1,130       6.875%, 2/23/09                                          988                       988
                                         Corp Andina De Fomento Notes,
          750                      750       7.75%, 3/01/04                                           737                       737
                                         Dresdner Bank Subordinated Debentures,
          650                      650       7.25%, 9/15/15                                           593                       593


                 See notes to the Pro Form Financial Statements

                                     Ford Capital BV Debentures:
       175                     175     9.875%, 5/15/02                                               182                         182
       600                     600     9.50%, 6/01/10                                                649                         649
                                     Hydro-Quebec Corporation Debentures,
     2,250                   2,250     11.75%, 2/01/12                                             2,931                       2,931
                                     Korea Development Bank Bonds:
     1,300                   1,300     6.25%, 5/01/00                                              1,300                       1,300
     1,075                   1,075     7.125%, 9/17/01                                             1,063                       1,063
                                     Korea Electric Power Debentures:
     3,000                   3,000     8.00%, 7/01/02                                              2,959                       2,959
       820                     820     7.75%, 4/01/13                                                746                         746
       750                     750     6.75%, 8/01/27                                                698                         698
                                     Midland Bank PLC Subordinated Notes,
     4,225                   4,225     6.95%, 3/15/11                                              3,891                       3,891
                                     National Bank of Hungary Debentures,
     1,350                   1,350     8.875%, 11/01/13                                            1,393                       1,393
                                     Norsk Hydro A/S Debentures,
     1,350                   1,350     9.00%, 4/15/12                                              1,445                       1,445
                                     Pohang Iron & Steel Notes,
       875                     875     7.125%, 7/15/04                                               827                         827
                                     Sumitomo Bank International Notes,
     1,600                   1,600     9.55%, 7/15/00                                              1,598                       1,598
                                     Sanwa Bank Ltd. Subordinated Notes,
     2,000                   2,000     8.35%, 7/15/09                                              1,976                       1,976
                                     Union Camp Corp. Debentures,
       659                     659     10.00%, 5/01/19                                               682                         682
                                     Wharf Capital International Ltd. Notes:
       800                     800     8.875%, 11/01/04                                              804                         804
     1,725                   1,725     7.625%, 3/13/07                                             1,602                       1,602
                                                                                             ----------- -------------  ------------
                                                                                                  34,142             -        34,142
                                                                                             ----------- -------------  ------------

                                     U.S. Government Agency-Backed
                                       Mortgage Issues  0.7%
                                     Federal Farm Credit Bank,
                 500           500       8.95%, 6/01/06                                                            540           540
                                     Federal Home Loan Mortgage Corporation (FHLMC)
                                        Real Estate Mortgage Investment Conduit (REMIC):
       299                     299       Series 1551, Class E, 6.50%, 9/15/07                        297                         297
       364                     364       Series 1167, Class E, 7.50%, 11/15/21                       359                         359
     1,099                   1,099       Series 1286, Class A, 6.00%, 5/15/22                      1,034                       1,034
                                     Federal National Mortgage Association (FNMA)
                                        Real Estate Mortgage Investment Conduit (REMIC):
       522                     522      Series 1992-103, Class L, 7.50%, 11/25/02                    523                         523
       223                     223      Series 1990-89, Class K, 6.50%, 7/25/20                      213                         213
                                                                                             ----------- -------------  ------------
                                                                                                   2,426           540         2,966
                                                                                             ----------- -------------  ------------

                                     U.S. Treasury Obligations  27.9%
                                     U.S. Treasury Bonds:
    10,000                  10,000      13.75%, 8/15/04                                           12,600                      12,600
    23,600                  23,600      10.75%, 8/15/05                                           27,929                      27,929
                                     U.S. Treasury Notes:
     2,300                   2,300      5.875%, 6/30/00                                            2,299                       2,299
       180                     180      5.875%, 11/15/04                                             175                         175
                                     U.S. Treasury Strips, Principal Only:
    60,900                  60,900      0.00%, 11/15/04                                           45,216                      45,216
    42,000                  42,000      0.00%, 8/15/05                                            29,696                      29,696
                                                                                             ----------- -------------  ------------
                                                                                                 115,441        2,474        117,915
                                                                                             ----------- -------------  ------------

                                     Total Long-Term Investments (Cost $411,530)                 362,860        37,420       400,280
                                                                                             ----------- -------------  ------------


                            Pro Forma
   Firstar     Mercantile    Combined
   Number        Number      Number
  of Shares    of Shares   of Shares
-------------- ----------- -----------
                                        SHORT-TERM INVESTMENTS 5.1%

                See notes to the Pro Forma Financial Statements

                                     Investment Companies  5.3%

                 1,132       1,132     Federated Money Market Trust                                              1,132       1,132
     6,205                   6,205     Financial Square Prime Obligation Fund                      6,205                     6,205
    15,057                  15,057     Short-Term Investments Co. Liquid Assets Portfolio         15,057                    15,057
                                                                                            ------------ -------------  ----------

                                       Total Short-Term Investments (Cost $22,394)                21,262         1,132      22,394
                                                                                            ------------ -------------  ----------

                                       Total Investments (Cost $433,924) 100.0%             $    384,122 $      38,552  $  422,674
                                                                                            ============ =============  ==========


                                     * Unregistered Security

                See notes to the Pro Forma Financial Statements

FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND

FIRSTAR TAX-EXEMPT INTERMEDIATE BOND FUND / MERCANTILE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Amounts and Shares in thousands)                         April 30, 2000
(Unaudited)

                             Pro Forma                                                                             Pro Forma
  Firstar      Mercantile    Combined                                                        Firstar   Mercantile  Combined
 Prinicipal    Prinicipal    Prinicipal                                                      Market     Market      Market
   Amount        Amount       Amount                                                          Value     Value        Value
-------------  ------------  ----------                                                     ---------- ---------  ------------
                                         GENERAL OBLIGATION 13.2%
                                         Brown County,
                                         Wisconsin, Series A, G.O.,
                     $ 325       $ 325     4.80%, 11/01/01                                              $    325  $        325
                                         Duluth, Minnesota, Series A, G.O.,
                       365         365     4.65%, 2/01/02                                                    365           365
                                         Elgin Illinois,
     $ 2,990                     2,990     7.25%, 1/01/04                                      $ 3,204                   3,204
                                         Kentucky County, Michigan, Building Authority,
                       800         800     4.50%, 12/01/01                                                   799           799
                                         Lake County, Illinois, School District 112,
       1,415                     1,415     9.00%, 12/01/05                                       1,674                   1,674
                                         Loudoun County, Virginia, Series A, G.O.,
                     1,000       1,000     5.00%, 12/01/02                                                 1,006         1,006
                                         Massachusetts State Port Authority Revenue, Servies A,
                     1,000       1,000     5.75%, 7/01/12                                                  1,035         1,035
                                         New York State, Environmental Facilities Revenue,
                     1,000       1,000     5.05%, 1/15/13                                                    956           956
                                         Ohio State Building Authority,
                     1,000       1,000     4.75%, 10/01/17                                                   884           884
                                         Rhode Island State, Series A, G.O.,
                       900         900     4.60%, 11/01/03                                                   891           891
                                         South Dakota State Building Authority Building
                                          Revenue, Series A,
                       640         640     5.00%, 9/01/02                                                    642           642
                                         Sparks, Nevada, G.O.,
                       900         900     4.80%, 3/01/04                                                    894           894
                                         Vermont Municipal Bond Bank, Series 2,
                       270         270     4.50%, 12/01/01                                                   270           270
                                         Washington State,
       1,500                     1,500     6.30%, 9/01/02                                        1,542                   1,542
                                                                                               -------  --------  ------------
                                         Total General Obligation (Cost $14,495)                 6,420     8,067        14,487
                                                                                               -------  --------  ------------


                                         REVENUE BONDS 10.7%
                                         Education 2.7%
                                         Eaton Rapids, Michigan, Public Schools,
                     1,000       1,000     5.375%, 5/01/07                                                 1,022         1,022
                                         Jefferson County, Colorado, School District
                                           No. R-001, Series A,
                     1,000       1,000     5.25%, 12/15/11                                                   990           990
                                         Plano Independent School District,
                     1,000       1,000     4.70%, 2/15/13                                                    911           911
                                                                                               -------  --------  ------------
                                         Total Education                                             -     2,923         2,923
                                                                                               -------  --------  ------------


                                         Hospital 1.7%
                                         North Carolina Medical Care Community,
                                          Pitt County Memorial
                                         Hospital, Hospital & Nursing Home Revenue,
                                           Series A,
                     1,000       1,000     4.00%, 12/01/01                                                   981           981
                                         St. Joseph County, Indiana, Hospital Authority,
                                          Memorial Hlth Syst,
                     1,000       1,000     4.75%, 8/15/12                                                    903           903
                                                                                               -------  --------  ------------
                                         Total Hospital                                              -     1,884         1,884
                                                                                               -------  --------  ------------

                                         Transportaition 3.1%
                                         Hawaii State Highway Revenue,
                       600         600     4.80%, 7/01/03                                                    598           598
                                         Illinois State Toll Highway Authority, Series A,
                       750         750     4.75%, 1/01/02                                                    748           748
                                         Kansas State Department of Transportation,
                                          Highway Revenue
                     1,000       1,000     5.50%, 9/01/10                                                  1,027         1,027
                                         Oklahoma State Capital Improvement Authority,
                     1,000       1,000     4.00%, 12/01/01                                                   983           983

                See notes to the Pro Forma Financial Statements

                                                                                              -------    ------     ---------
                                         Total Transportation                                       -     3,356         3,356
                                                                                              -------    ------     ---------


                                         Utilities  3.2%
                                         Dallas, Texas, Water Works & Sewer System Revenue,
                       450         450     4.60%, 4/01/01                                                   451           451
                                         Grant County, Washington Public Utilities District
                                           No. 001, Electric Revenue, Series F,
                       500         500     4.80%, 1/01/04                                                   498           498
                                         North Davis County, Utah, Sewer District,
                       560         560     5.70%, 3/01/02                                                   569           569
                                         Scottsdale Arizona Water and Sewer,
       1,290                     1,290     7.00%, 7/01/06                                                 1,423         1,423
                                         Seattle, Washington Municipal Light & Power Revenue,
                       600         600     4.80%, 5/01/02                                                   599           599
                                                                                              -------    ------     ---------
                                         Total Utilities                                        1,423     2,117         3,540
                                                                                              -------    ------     ---------


                                         Total Revenue Bonds (Cost $12,204)                     1,423    10,280        11,703
                                                                                              -------    ------     ---------

                                         PREREFUNDED AND ESCROWED
                                           TO MATURITY  51.0%

                                         Alaska State Housing Finance Corporation,
       1,465                     1,465     6.375%, 12/01/12, Prerefunded 12/01/02               1,536                   1,536
                                         Anniston, Alabama Regional Medical Center Board
                                           Project,
       1,400                     1,400     8.00%, 7/01/11, Escrowed to Maturity                 1,679                   1,679
                                         Arizona State Municipal Funding Program,
       1,500                     1,500     8.75%, 8/01/07, Escrowed to Maturity                 1,826                   1,826
                                         Arizona Health Facilities Hospital Revenue,
       1,870                     1,870     7.25%, 11/01/14, Prerefunded 11/01/03                2,023                   2,023
                                         Cherokee County, Oklahoma,
       1,340                     1,340     0.00%, 11/01/11, Escrowed to Maturity                  710                     710
                                         Cleveland, Ohio Parking Facilities Revenue,
       1,125                     1,125     8.10%, 9/15/22, Prerefunded 9/15/02                  1,223                   1,223
                                         Delaware State Economic Development Authority,
                                           First Mortgage; Gilpin Hall Project
       2,800                     2,800     7.625%, 7/01/25, Prerefunded 7/01/05                 3,162                   3,162
                                         Delaware State Health Facilities Authority Revenue,
       1,265                     1,265     7.00%, 10/01/15, Prerefunded to Various Dates        1,357                   1,357
                                         Detroit, Michigan Water Supply System,
       1,000                     1,000     6.25%, 7/01/12, Prerefunded 7/01/02                  1,041                   1,041
                                         Emporia, Kansas Sewer System,
       1,165                     1,165     6.25%, 11/15/07, Escrowed to Maturity                1,266                   1,266
                                         Farmington, New Mexico Power Revenue Bonds,
       2,645                     2,645     9.875%, 1/01/13, Prerefunded 7/01/05                 3,157                   3,157
                                         Fruita, Colorado, Escrowed to Maturity,
         490                       490     9.25%, 4/01/03                                         537                     537
                                         Fulco, Georgia Hospital Authority
                                           Anticipation Certificates,
       1,090                     1,090     6.25%, 9/01/13, Prerefunded 9/01/02                  1,140                   1,140
                                         Granite, Illinois Single Family Mortgage Revenue,
         965                       965     7.75%, 10/01/11, Escrowed to Maturity                1,098                   1,098
                                         Hazleton, Pennslyvania, Health Services Authority,
       1,000                     1,000     8.38%, 7/01/12, Prerefunded to 1/01/03               1,098                   1,098
                                         Hodgkins, Illinois,
       1,200                     1,200     9.50%, 12/01/09, Prerefunded 12/01/01                1,318                   1,318
                                         Houston, Texas Airport Systems Revenue,
         950                       950     8.20%, 7/01/05, Escrowed to Maturity                 1,042                   1,042
                                         Illinois Health Facilities Authority Revenue,
                                           Memorial Hospital,
       1,000                     1,000     7.25%, 5/01/22, Prerefunded 5/01/02                  1,063                   1,063
                                         Illinois Health Facilities Authority Revenue,
                                           Evangelical -A,
       1,320                     1,320     6.75%, 4/15/12, Escrowed to Maturity                 1,443                   1,443
                                         Kentucky State Turnpike Authority Revenue,
       1,400                     1,400     7.20%, 7/01/09, Escrowed to Maturity                 1,522                   1,522
                                         Louisiana Public Facilities Authority Hospital Revenue,

       1,915                     1,915     7.25%, 10/01/22, Prerefunded 10/01/02                2,048                   2,048
                                         Louisville, Kentucky Water & Sewer Revenue,
       1,250                     1,250     6.00%, 11/15/07, Escrowed to Maturity                1,318                   1,318
                                         Loveland, Colorado, Water Utility Improvements,
       1,365                     1,365     8.875%, 11/01/05, Escrowed to Maturity               1,561                   1,561
                                         Metropolitan Government Nashville & Davidson
                                           County, Tennessee Water & Sewer,
       5,000                     5,000     0.00%, 12/01/13, Prerefunded 12/01/02                1,396                   1,396

                See notes to the Pro Forma Financial Statements

                                         Minneapolis, Minnesota Hospital and Rehabiltation
                                           St. Marys Hospital,
       1,255                     1,255     10.00%, 6/01/13, Escrowed to Maturity                 1,634                   1,634
                                         New Jersey State Turnpike Authority Revenue,
         820                       820     6.75%, 1/01/09, Escrowed to Maturity                    885                     885
                                         Peninsula Ports Authority Virginia Health Care
                                           Facilities - Mary Immaculate Project,
       2,000                     2,000     7.00%, 8/01/17, Prerefunded to 8/01/04 & 8/01/06      2,091                   2,091
                                         Philadelphia Hospitals Authority Revenue,
       1,150                     1,150     9.875%, 7/01/10, Prerefunded to 7/01/05               1,394                   1,394
                                         Phoenix, Arizona Street & Highway Users,
                                           Partially Prerefunded 7/01/02, Remainder Escrowed
                                           to Maturity:
       1,000                     1,000     6.50%, 7/01/09                                        1,049                   1,049
       4,700                     4,700     6.25%, 7/01/11                                        4,834                   4,834
                                         Regional Transportation Authority, Illinois Series B,
       1,000                     1,000     6.00%, 6/01/07, Prerefunded 6/01/04                   1,053                   1,053
                                        San Marcos, California Certificates of Participation,
       1,085                     1,085     0.00%, 2/15/06, Escrowed to Maturity                    808                     808
                                         St. Paul, Minnesota, Port Authority Hotel,
       2,335                     2,335     8.05%, 8/01/21, Prerefunded 8/01/08                   2,757                   2,757
                                         Tulsa County, Oklahoma Home Finance Authority Single
                                           Family Mortgage Revenue,
       1,710                     1,710     6.90%, 8/01/10, Escrowed to Maturity                  1,908                   1,908
                                         University of Illinois,
       1,005                     1,005     6.10%, 10/01/03, Escrowed to Maturity                 1,042                   1,042
                                         Wausau, Wisconsin School District,
       1,000                     1,000     6.50%, 4/01/10, Prerefunded 4/01/02                   1,029                   1,029

                                                                                              -------- ---------  ------------
                                         Total Prerefunded and Escrowed to Maturity
                                            (Cost $57,552)                                      56,048         -        51.033%
                                                                                              -------- ---------  ------------

                                         INSURED BONDS 19.7%
                                         Education 5.6%

                                         Box Elder County, Utah School District, G.O.,
                       675         675     4.80%, 6/15/01                                                    677           677
                                         Chelsea, Michigan School District, G.O.,
                       400         400     5.25%, 5/01/01                                                    404           404
                                         Cook County, Illinois Niles Twp. School District,
       1,560                     1,560     0.00%, 12/01/07                                       1,038                   1,038
                                         Cook County, Illinois Cicero School District,
       1,000                     1,000     8.50%, 12/01/04                                       1,136                   1,136
                                         King County, Washington School District No 414, G.O.,
                     1,000       1,000     5.00%, 12/01/08                                                   986           986
                                         Muncie, Indiana School Building Corp.,
                       500         500     4.95%, 1/15/02                                                    501           501
                                         Ottumwa, Iowa Community School District, G.O.,
                       425         425     5.10%, 6/01/01                                                    428           428
                                         Universit of Texas Permanent University Fund,
                     1,000       1,000     5.00%, 7/01/14                                                    933           933
                                                                                              -------- ---------  ------------
                                                                                                 2,174     3,929         6,103
                                                                                              -------- ---------  ------------

                                         Electric 1.9%

                                         Springfield, Illinois Electric Revenue:
       1,000                     1,000     6.00%, 3/01/04                                        1,033                   1,033
       1,050                     1,050     6.00%, 3/01/06                                        1,097                   1,097
                                                                                              -------- ---------  ------------
                                                                                                 2,130         -         2,130
                                                                                              -------- ---------  ------------

                                         General Obligation 10.2%
                                         Amarillo, Texas Independent School District,
       1,035                     1,035     7.00%, 2/01/06                                        1,131                   1,131
                                         Bolingbrook, Illinois,
       1,080                     1,080     0.00%, 1/01/05                                          845                     845
                                         Chicago, Illinois,
         675                       675     11.60%, 1/01/01                                         706                     706
                     1,000       1,000     5.50%, 1/01/13                                        1,004                   1,004
                                         Du Page County, Illinois, Forest Preservation District
                                          , G.O.,
                       500         500     5.90%, 11/01/01                                                   509           509
                                         Hawaii State, Series CI, G.O.,
                     1,000       1,000     4.10%, 11/01/01                                                   984           984
                                         Houston, Texas, Series C, G.O.,
                       800         800     5.50%, 4/01/01                                                    808           808
                                         Illinois Sate, G.O.,
                       400         400     5.25%, 4/01/01                                                    403           403
                                         Maine Municipal Bond Bank, Series A,
                       800         800     4.90%, 11/01/02                                                   802           802

                See notes to the Pro Forma Financial Statements

                                         Maricopa County, Arizona Elementary School District,
                                           No. 068, Alhambra,
       2,500                     2,500     5.625%, 7/01/13, Partially Prerefunded                2,547                   2,547
                                         Washington State, Series R-92C, G.O.,
                       250         250     5.75%, 9/01/02                                          255                     255
                                          Will County, Illinois Community School District #365,
       1,685                     1,685     0.00%, 11/01/05                                       1,253                   1,253
                                                                                            ---------- ---------  ------------
                                                                                                 6,482     4,765        11,247
                                                                                            ---------- ---------  ------------

                                         Public Facilities & Improvements 2.0%
                                         Illinois State Certificates of Participation,
       1,000                     1,000     6.00%, 7/01/06                                        1,045                   1,045
                                         Texas State Turnpike Authority, Dallas,
       1,000                     1,000     6.50%, 1/01/08                                        1,079                   1,079
                                                                                            ---------- ---------  ------------
                                                                                                 2,124         -         2,124
                                                                                            ---------- ---------  ------------

                                         Total Insured Municipal Bonds (Cost $22,211)           12,910     8,694        21,604
                                                                                            ---------- ---------  ------------
                             Pro Forma
  Firstar      Mercantile    Combined
 Number of      Number of    Number of
   Shares        Shares       Shares     INVESTMENT COMPANIES 5.4%
-------------  ------------  ----------
                       607         607   Federated Tax-Fee Fund                                              607           607
       1,584                     1,584   Financial Square Tax-Exempt                             1,584                   1,584
       3,793                     3,793   Tax Free Investment Trust                               3,793                   3,793
                                                                                            ---------- ---------  ------------

                                         Total Investment Companies (Cost $5,984)                5,377       607         5,984
                                                                                            ---------- ---------  ------------

                                         Total Investments (Cost $112,446) 100.0%            $  82,178  $ 27,648     $ 109,826
                                                                                            ========== =========  ============

                See notes to the Pro Forma Financial Statements

FIRSTAR NATIONAL MUNICIPAL BOND FUND

MERCANTILE NATIONAL MUNICIPAL BOND PORTFOLIO / FIRSTAR STELLAR INSURED TAX FREE BOND FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
 (Amounts and Shares in thousands)                                April 30, 2000
(Unaudited)

                                 Pro Forma                                                                       Pro Forma
     Mercantile      Stellar     Combined                                            Mercantile      Stellar      Combined
      Principal     Principal    Principal                                              Market        Market       Market
        Amount       Amount       Amount                                                Value         Value        Value
  ---------------- ----------- ------------                                          ----------      -------     ---------
                                           Municipal Bonds 99.7%
                                           Alabama 1.5%

                                           Alabama Water PCA, Revenue Bonds,
                     $ 1,750       $1,750      (AMBAC INS), 6.70%, 8/15/06                            $ 1,793       $1,793
                                           Alabama Water PCA, Revenue Bonds,
                       1,855        1,855      (AMBAC INS),5.50%, 8/15/12                               1,863        1,863
                                           Bessemer, AL Water Revenue, Revenue
                       2,500        2,500  Bonds, (AMBAC INS), 5.75%, 7/1/16                            2,514        2,514
                                                                                      ----------      -------    ---------
                                                                                               -        6,170        6,170
                                                                                      ----------      -------    ---------

                                           Alaska 1.5%

                                           Alaska Energy Auth. Power, Rev. Bonds,
                       1,000        1,000      Bradley Lake, (FSA INS), 6.0%, 7/1/10                    1,047        1,047
                                           Alaska Energy Auth. Power, Rev. Bonds,
                       4,040        4,040      Bradley Lake, (FSA INS), 6.0%, 7/1/11                    4,232        4,232
                                           Alaska State, Housing Finance Corp.,
                                             Series A, 5.70%, 12/1/11, Callable on
         $1,000                     1,000    12/1/05 @102 (MBIA Insured)                  $1,008                     1,008
                                                                                      ----------      -------    ---------
                                                                                           1,008        5,279        6,287
                                                                                      ----------      -------    ---------

                                           California 2.7%

                                           San Francisco Bay Area Rapid Transit Tax
                                             Revenue, 5.25%, 7/1/17, Callable on
          5,000                     5,000    7/1/08 @ 101                                  4,749                     4,749
                                           Southern California Public Power Authority,
                                             Electric Power & Light Revenue, Palo
                                             Verde, Series A, 5.00%, 7/1/15, Callable
          7,000                     7,000    on 7/1/03 @ 102 ( AMBAC-TCRS Insured)         6,567                     6,567
                                                                                      ----------      -------    ---------
                                                                                          11,316            -       11,316
                                                                                      ----------      -------    ---------

                                           Colorado 3.3%

                                           Adams County School District No. 012,
                                            G.O., 5.40%, 12/15/13, Callable on
          6,655                     6,655   12/15/07 @ 101 (FGIC Insured)                  6,585                     6,585

                                           Colorado Post-Secondary Education
                                           Facilities, Rev. Bonds, Auraria
                       1,250        1,250  Foundation Project, (FSA INS), 5.75%,
                                            9/1/10                                         1,277        1,277
                                           Colorado Springs, Utilities Revenue, System
                                             Improvement, Series A, 5.25%, 11/15/22,
          6,160                     6,160    Callable on 11/15/07 @ 100                    5,588                     5,588
                                                                                      ----------      -------    ---------
                                                                                          12,173        1,277       13,450
                                                                                      ----------      -------    ---------

                                           Connecticut 3.1%

                                           Connecticut State, Clean Water Foundation
                                             Revenue, 5.25%, 3/1/20, Callable on
          4,360                     4,360    3/1/08 @ 101                                  4,119                     4,119
                                           Connecticut State, Series A, G.O., 5.25%,
          8,785                     8,785    3/1/13, Callable on 3/1/07 @ 101              8,640                     8,640
                                                                                      ----------      -------    ---------
                                                                                          12,759            -       12,759
                                                                                      ----------      -------    ---------

                                           District of Columbia 1.2%

                                           District of Columbia Water & Sewer
                                             Authority Revenue, 5.50%, 10/1/18,
          5,000                     5,000    Callable on 4/1/09 @ 160 (FSA Insured)        4,810            -        4,810
                                                                                      ----------      -------    ---------


                                           Flordia 5.0%

                                           Flordia State Department of Environmental
                                             Preservation 2000, General Services
                                             Revenue, Series A, 5.50%, 7/1/13,
          5,000                     5,000    Callable on 7/1/06 @ 101 (MBIA Insured)       5,026                     5,026
                                           Flordia State Department of Transportation,
                       1,280        1,280      Rev. Bonds, (FGIC INS), 5.13%, 7/1/13                    1,241        1,241
                                           Flordia State Department of Transportation,
                                             G.O., 5.25%, 7/1/17, Callable on 7/1/06
          5,525                     5,525    @ 101                                         5,260                     5,260
                                           Orlando & Orange County Expressway Auth.,
                                             FL,

                See notes to the Pro Forma Financial Statements

                       1,500        1,500      Revenue Bonds, (AMBAC INS), 5.38%, 7/1/08                1,517        1,517
                                           Palm Beach County, Park & Recreational
                                             Facilities Revenue, 5.25%, 11/1/16,
          5,000                     5,000    Callable on 11/1/06 @ 102 (FSA Insured)       4,792                     4,792
                                           Palm Beach County, Solid Waste Authority
                                             Revenue, Series B, 5.38%, 10/1/11,
                                             Callable on 10/1/06 @ 101 (AMBAC
          3,000                     3,000    Insured)                                      3,012                     3,012
                                                                                          ------       ------       ------
                                                                                          18,090        2,758       20,848
                                                                                          ------       ------       ------
                                           Hawaii 3.0%

                                           Hawaii State, Series CN, G.O., 5.50%,
                                             3/1/14, Callable on 3/1/07 @ 102
          8,000                     8,000    (FGIC Insured)                                7,893                     7,893
                                           Hawaii State, Series CR, G.O., 5.00%,
                                             4/1/16, Callable on 4/1/08 @ 101
          5,000                     5,000    (MBIA Insured)                                4,565                     4,565
                                                                                          ------       ------       ------
                                                                                          12,458            -       12,458
                                                                                          ------       ------       ------

                                           Illinois 16.1%

                                           Bolingbrook, IL, Residential Mortgage, Rev.
                       1,080        1,080    Bonds, (FGIC INS), 7.50%, 8/1/10                           1,225        1,225
                                           Chicagoo, IL, GO UT, (MBIA INS),
                       1,100        1,100  5.38%, 1/1/13                                                1,090        1,090
                                           Chicago Metropolitian Water Reclamation
                                             District, G.O., 5.25%, 12/1/14, Callable on
          5,000                     5,000    12/1/08 @102                                  4,846                     4,846
                                           Chicago, IL Park District, GO UT, (MBIA INS),
                       2,000        2,000      5.60%, 1/1/14                                            2,005        2,005
                                           Cook County, IL School District No. 123, GO
                       1,000        1,000  LT, (FSA INS), 6.20%, 12/1/08                                1,068        1,068
                                           Cook County, IL School District No. 97, GO
                        2,235        2,235 UT, (FGIC INS), 9.00%, 12/1/11                             2,913        2,913

                                           Cook County, G.O., 5.13%
          6,000                     6,000    11/15/12 (MBIA Insured)                       5,570                     5,570
                                           Cook County, Series A, G.O., 6.25%
          9,090                     9,090    11/15/12 (MBIA Insured)                       9,752                     9,752
                                           Illinois Health Facility Authority, Rev.
                                               Bonds, Advocate Health Care Network,
                       2,500        2,500      (MBIA INS) 5.80%, 8/15/16                                2,485        2,485

                                           Illinois Health Facility Authority, 5.38%,
                                             7/1/17, Callable on 7/1/07 @ 101
          5,395                     5,395    (MBIA Insured)                                5,125                     5,125
                                           Ilinois State, G.O., 5.25%, 2/1/13, Callable
          8,400                     8,400    on 2/1/07 @ 101 (FGIC Insured)                8,209                     8,209
                                           Illinois State, G.O. UT, (MBIA INS),
                       2,225        2,225      6.10%, 2/1/17                                            2,277        2,277
                                           Illinois State, G.O. UT, (MBIA INS),
                       1,410        1,410     5.75%, 5/1/21                                             1,391        1,391
                                           McHenry County, IL Community Unit School
                                           District No. 200, Series A, GO UT, (FSA INS),
                                              5.85%,
                       2,400        2,400  1/1/16, Prerefunded 1/1/08                                   2,429        2,429
                                           Northern Illinois University, Revenue Bonds,
                       1,000        1,000      (FGIC INS), 5.70%, 4/1/16                                1,001        1,001
                                           Regional Transportation Authority Series A,
                                               Revenue
                       2,500        2,500  Bonds, (AMBAC INS), 6.00%, 6/1/09                            2,634        2,634
                                           St. Clair County, IL, GO UT, (FGIC INS), 6.00%,
                       2,020        2,020      10/1/11                                                  2,134        2,134
                                           Will County, IL Community Unit School ditstrict
                       3,045        3,045      No. 365, GO UT, (FSA INS), 0.00%, 11/1/10,
                                               principal only                                           1,702        1,702
                                           Will County, IL Forest Preservation District,
                       2,500        2,500      GO UT, (AMBAC INS), 6.00%, 12/1/06                       2,562        2,562
                                           Will County, IL Forest Preservation District,
                       5,805        5,805      GO UT, (FGIC INS), 6.00%, 12/1/10                        6,138        6,138
                                                                                          ------       ------       ------
                                                                                          33,502       33,054       66,556
                                                                                          ------       ------       ------

                                           Indiana 2.1%

                                           Crown Point, IN Multi-School Building Corp.,
                       2,630        2,630  (MBIA INS), 7.88, 1/15/06                                    2,958        2,958
                                           Indiana Transportation Finance Authority,
                                               Series A, Airport Lease, Rev. Bonds,
                       2,000        2,000      (AMBAC Insured), 5.0%, 11/1/07                           1,972        1,972
                                           Indiana Transportation Finance Authority,
                                             Highway Revenue, Series A, 5.75%,
          3,500                     3,500    6/1/12  (AMBAC Insured)                       3,579                     3,579
                                                                                          ------       ------       ------
                                                                                           3,579        4,930        8,509
                                                                                          ------       ------       ------

                                           Iowa 0.3%

                                           Muscatine, IA, Electric, Revenue Bonds,
                       1,000        1,000      6.70%, 1/1/13                                   -        1,079        1,079
                                                                                          ------       ------       ------

                See notes to the Pro Forma Financial Statements

                                      Kentucky 0.6%

                                      Jefferson County, KY HFDA, Rev. Bonds, University
                  2,500        2,500      Medical Center, Inc., (MBIA INS), 5.50%, 7/1/17      -        2,444        2,444
                                                                                          ------        -----       ------

                                      Louisiana 1.8%

                                      Baton Rouge, LA Sales & Use Tax Public Improvements
                  2,030        2,030      Series A, (FGIC INS), 5.25%, 8/1/15                           1,943        1,943
                                      Jefferson Parish, LA, Revenue Bonds,
                  1,000        1,000      (AMBAC INS), 5.00%, 11/1/11                                     971          971
                                      Jefferson Parish, LA, Home Mortgage Auth., Revenue
                  1,000        1,000      Bonds, (FGIC INS), 7.10%, 8/1/11                              1,141        1,141
                                      Lafayette, LA Sales Tax Public Improvements,
                  1,000        1,000      Sereis B, (FGIC INS), 7.00%, 3/1/08                           1,111        1,111
                                      Louisana PFA, Rev. Bonds, Tulane University,
                  1,500        1,500  (MBIA INS), 5.10%, 11/15/14                                       1,418        1,418
                                      Terrebonne Parish, LA Hospital Service District No.
                                          1, Revenue Bonds, Terrebonne General Medical
                  1,000        1,000      Center, (AMBAC INS), 5.25%, 4/1/14                              939          939
                                                                                          ------        -----       ------
                                                                                               -        7,523        7,523
                                                                                          ------        -----       ------
                                      Maine  0.9%

                                      Maine Municipal Board Series D,
                  4,000        4,000      (AMBAC INS), 5.35%, 11/1/17                          -        3,843        3,843
                                                                                          ------        -----       ------

                                      Massachusetts 5.3%

                                      Martha's Vineyard, MA Series A, Rev. Bonds,
                  1,000        1,000      (FSA INS), 5.13%, 5/1/18                                        920          920
                                      Massachusetts Bay Transportation Authority,
                                        Series A, 5.00%, 3/1/12, Callable on
          5,795                5,795    3/1/07 @ 101 (FGIC Insured)                        5,599                     5,599
                                      Massachusetts Bay Transportation Authority,
                                        Series A, 5.13%, 3/1/17, Callable on
          6,165                6,165    3/1/07 @ 101 (FGIC Insured)                        5,746                     5,746
                                      Massachusetts State Water Pollution
                                        Abatement Trust, Series 3, 5.63%, 2/1/15,
          7,115                7,115    Callable on 2/1/07 @ 101                           7,180                     7,180
                                      Massachusetts Water Resources Authority, Rev.
                  2,500        2,500      Bonds, (FGIC INS), 5.40%, 11/1/11                             2,568        2,568
                                                                                          ------        -----       ------
                                                                                          18,525        3,488       22,013
                                                                                          ------        -----       ------

                                           Michigan 1.9%

                                      Dearborn, MI Economic Development Corp., Rev.
                                          Bonds, Oakwood Obligated Group, (FGIC INS),
                  2,450        2,450      5.75%, 11/15/15                                               2,446        2,446
                                      Haslett, MI Public School District, GO UT,
                  1,200        1,200      (MBIA INS), 5.70%, 5/1/16                                     1,242        1,242
                                      Lanse Creuse, MI Public School District,
                  1,000        1,000      (AMBAC INS), 5.25%, 5/1/16                                      957          957
                                      Richmond, MI Community School District, GO UT,
                                          School Improvements, (AMBAC INS), 5.60%,
                  1,065        1,065      5/1/18, Prerefunded 5/1/06                                    1,095        1,095
                                      Ypsilanti, MI School District, GO UT,
                  2,000        2,000      (FGIC INS), 5.60%, 5/1/12, Prerefunded 5/1/07                 2,059        2,059
                                                                                          ------        -----       ------
                                                                                               -        7,799        7,799
                                                                                          ------        -----       ------

                                      Minnesota 3.7%

                                      Minnesota State, G.O., 4.90%, 8/1/14,
          5,000                5,000    Callable on 8/1/07 @ 100                           4,669                     4,669
                                      Monticello Independent School District No.
                                        882, G.O., 5.40%, 2/1/15, Callable on
          6,000                6,000    2/1/06 @ 100                                       6,014                     6,014
                                      Rochester Health Care Facilities, Mayo
                                        Foundation, Series A, 5.38%, 11/15/18,
          5,000                5,000    Callable on 5/15/08 @ 101                          4,683                     4,683
                                                                                          ------        -----       ------
                                                                                          15,366            -       15,366
                                                                                          ------        -----       ------

                                      Mississippi 1.6%

                                      Mississippi State, Series A, G.O., 5.13%,
          6,835                6,835    7/1/14, Callable on 7/1/07 @ 100                   6,546            -        6,546
                                                                                          ------        -----       ------

                                      Montana 0.6%

                                      Montana State Health Facilities Auth., Revenue
                                          Bonds, Sisters of Charity, Leavenworth,
                  2,550        2,550      (MBIA INS), 5.13%, 12/1/18                           -        2,336        2,336
                                                                                          ------        -----       ------

                                      Nebraska 0.3%

                                      Omaha, NE Public Power District Series B, Electric
                                          Revenue Bonds, 6.00%, 2/1/07, Escrowed to
                  1,000        1,000      maturity                                             -        1,048        1,048
                                                                                          ------        -----       ------

                                      Nevada 5.8%

                                      Clark County Flood Control, Series F, G.O.,

                See notes to the Pro Forma Financial Statements

                                          5.00%, 11/1/12, Cllable on 11/1/08 @ 101
          6,460                  6,460    (FGIC Insured)                                   6,147                     6,147
                                        Clark County, NV School District, GO UT,
                    2,500        2,500  (FGIC INS), 5.75%, 6/15/10                                      2,608        2,608
                                        Clark County, NV School District, GO UT,
          5,000                  5,000     (FGIC INS), 5.50%, 6/15/11                      5,042                     5,042
                                        Clark County, NV School District, GO UT,
                    2,500        2,500     (FGIC INS), 5.80%, 6/15/11                      2,606        2,606
                                        Nevada State, 5.00%, 5/15/15, Callable on
          6,745                  6,745    5/15/08 @ 100                                    6,167                     6,167
                                        Washoe County, NV School District, GO UT,
                    1,500        1,500      (MBIA INS), 5.75%, 6/1/11                                   1,530        1,530
                                                                                          ------        -----       ------
                                                                                          17,356        6,744       24,100
                                                                                          ------        -----       ------

                                        New Jersey 2.9%

                                        Camden County, Municipal Utilities Authority
                                          Sewer Revenue, Series C, G.O., 5.10%,
          5,000                  5,000    7/15/12, Callable on 7/15/08 @ 101               4,883                     4,883
                                        New Jersey State Transportation System,
                                          Series A, 5.00%, 6/15/14, Callable on
          7,500                  7,500    6/15/08 @ 100                                    7,055                     7,055
                                                                                          ------        -----       ------
                                                                                          11,938            -       11,938
                                                                                          ------        -----       ------

                                        New York 1.2%

                                        New York State Thruway Authority, Series A,
                                          5.25%, 4/1/14, Callable on 4/1/07 @ 102
          5,000                  5,000    (AMBAC Insured)                                  4,842            -        4,842
                                                                                          ------        -----       ------


                                        North Dakota 1.2%
                                        Fargo Water Revenue, 5.13%, 1/1/17,
          5,250                  5,250    Callable on 1/1/08 @ 100 (MBIA Insured)          4,843            -        4,843
                                                                                          ------        -----       ------

                                        Ohio 6.9%

                                        Clermont County, OH, GO UT, (AMBAC INS),
                    2,555        2,555      6.00%, 5/15/07                                              2,633        2,633
                                        Cleveland, OH Waterworks, Series H, Improvement
                                            Rev. Bonds, (MBIA INS), 5.75%, 1/1/16,
                    2,460        2,460      Prerefunded 1/1/06                                          2,575        2,575
                                        Cleveland, OH Waterworks, Series H, Improvement
                                            Rev. Bonds, (MBIA INS), 5.75%, 1/1/16,
                       40           40  Unrefunded balance                                                 40           40
                                        Columbus, OH Sewer System, Rev. Bonds,
                    1,000        1,000  6.25%, 6/1/08                                                   1,039        1,039
                                        Greater Cleveland Regional Transportation Auth., OH,
                                               GO UT, (FGIC INS), 5.65%, 12/1/16,
                    3,500        3,500      Prerefunded 12/1/06                                         3,643        3,643
                                        Hamilton County, OH Hospital Facilities Auth., Rev.
                                        Bonds, Children's Hospital Medical Center, Cincinnati,
                    1,000        1,000  (FGIC INS), 5.20%, 5/15/09                                        995          995
                                        Montgomery County, OH, Water Revenue Bonds,
                                            Greater Moraine-Beaver Creek, (FGIC INS),
                    2,000        2,000      6.25%, 11/15/12                                             2,080        2,080
                                        Ohio State Building Auth., Adult Correctional
                                            Facilities Revenue Bonds, (MBIA INS),
                    1,000        1,000      5.70%, 10/1/06                                              1,034        1,034
                                        Ohio State Building Auth., Revenue Bonds, State
                                            Facilities - Administration Building,
                    1,000        1,000      (MBIA INS),6.00%, 10/1/08                                   1,046        1,046
                                        Ohio State Building Auth., Revenue Bonds, State
                                            Facilities - Administration Building,
                    1,225        1,225      (MBIA INS), 6.00%, 10/1/09                                  1,272        1,272
                                        Ohio State Building Authority, 4.75%,
          8,000                  8,000    10/1/17, Callable on 10/1/08 @ 101               7,069                     7,069
                                        Ohio State Turnpike Commission Series A,
                    1,000        1,000      (MBIA INS), 5.70%, 2/15/13                                  1,018        1,018
                                        Ohio State Water Development Auth., Pollution
                    2,000        2,000      Control Revenue Bonds, (MBIA INS), 5.25%, 12/1/09           2,008        2,008
                                        Ohio State Water Development Auth., Revenue
                                            Bonds, (AMBAC INS), 5.80%, 12/1/11, Escrowed
                    1,000        1,000      to maturity                                                 1,048        1,048
                                        Sylvania, OH City School District, GO UT,
                    1,000        1,000      (FGIC INS), 5.80%, 12/1/15                                  1,015        1,015
                                                                                          ------       ------       ------
                                                                                           7,069       21,446       28,515
                                                                                          ------       ------       ------

                                        Oregon 1.5%

                                        Washington County, Unified Sewer Agency,
                                          Sewer Revenue, Series 1, 5.75%, 10/1/10
          6,110                  6,110    (FGIC Insured)                                   6,323            -        6,323
                                                                                          ------       ------       ------

                See notes to the Pro Forma Financial Statements

                                           Pennsylvania 2.1%

                                           Bucks County, PA Water & Sewer Auth., Rev Bonds,
                       1,000        1,000      (FGIC INS), 5.55%, 12/1/17                                           984          984
                                           Chester Upland School Auth., PA, Series A, Rev Bonds,
                       2,000        2,000      (FSA INS), 5.25%, 9/1/17                                           1,888        1,888
                                           Pennsylvania State, G.O., 5.13%, 9/15/11,
                                             Callable on 3/15/07 @ 101.5 (AMBAC
          5,000                     5,000    Insured)                                                 4,930                    4,930
                                           Pennsylvania State Higher Education Facilities Auth.,
                                               Series A, Revenue Bonds, University of Pennsylvania-
                       1,000        1,000      Health Services, (MBIA INS), 5.25%, 1/1/12                           981          981
                                                                                                     ------      ------       ------
                                                                                                      4,930       3,853        8,783
                                                                                                     ------      ------       ------

                                           Rhode Island 1.2%

                                           Rhode Island State, Series A, G.O., 5.13%,
                                             8/1/12, Callable on 8/1/07 @ 101 (MBIA
          5,055                     5,055    Insured)                                                 4,918           -        4,918
                                                                                                     ------      ------       ------

                                          Tennessee 0.7%

                                          Jackson, TN Water & Sewer, Rev. Bonds,
                      2,900        2,900      6.30%, 7/1/11, Escrowed to maturity                         -       3,005        3,005
                                                                                                     ------      ------       ------


                                          Texas 9.1%

                                          Harris County Health Facilities Development
                                            Revenue, Memorial Hospital Systems
                                            Project, Series A, 5.50%, 6/1/17, Callable
         8,000                     8,000    on 6/1/07 @ 102 (MBIA Insured)                            7,674                    7,674
                                          Harris County, TX HFDC, Rev. Bonds, Memorial
                      2,500        2,500    Hospital System, (MBIA INS), 5.75%, 6/1/19                            2,436        2,436
                                          San Antonio Independent School District,
                                            G.O., 5.13%, 8/15/14, Callable on 8/15/08
         6,000                     6,000    @ 100 (PSF Guaranteed)                                    5,739                    5,739
                                          Houston, TX Water Conveyance System Contract,
                                              Certificate Participation Series J, (AMBAC INS),
                      1,000        1,000      6,13%, 12/15/09                                         1,056       1,056
                                          Laredo, TX Independent School District, GO UT,
                      2,290        2,290      6.75%, 5/1/05                                           2,540       2,540
                                          Port Houston Authority, TX Harris County, Revenue
                      2,500        2,500      Bonds, (MBIA INS), 6.50%, 5/1/05                        2,564       2,564
                                          Texas State, G.O., 5.40%, 8/1/21, Callable
         6,750                     6,750    on 8/1/06 @ 100                                           6,390                    6,390
                                          Texas Water Development Board, Revenue Bonds,
                      2,500        2,500      5.50%, 7/15/10                                                      2,532        2,532
                                          University of Texas Permanent University
                                            Fund, College & University Revenue, 5.00%,
                                            7/1/14, Callable on 7/1/08 @100 (PUFG
         7,060                     7,060    Guaranteed)                                               6,590                    6,590
                                                                                                     ------      ------       ------
                                                                                                     26,393      11,128       37,521
                                                                                                     ------      ------       ------

                                          Utah 0.6%

                                          Davis County, UT School District, GO UT,
                      2,500        2,500      (MBIA INS), 5.70%, 6/1/07                                   -       2,574        2,574
                                                                                                     ------      ------       ------


                                          Virginia 1.4%

                                          Chesapeake Bay Bridge & Tunnel District, VA,
                      1,000        1,000    Rev. Bonds, (FGIC INS), 5.60%, 7/1/07                                 1,031        1,031
                                          Virginia State Transportation Board,
                                            Transportation Contract Revenue, U.S.
                                            Route 58 Corridor, Series B, 5.13%,
         4,920                     4,920    5/15/12, Callable on 5/15/06 @ 101                        4,810                    4,810
                                                                                                     ------      ------       ------
                                                                                                      4,810       1,031        5,841
                                                                                                     ------      ------       ------


                                          Washington 6.4%

                                          King County School District No. 415, G.O.,
                                            5.35%, 12/1/16, Callable on 12/1/07 @
         4,050                     4,050    100 (MBIA Insured)                                        3,907                    3,907
                                           King County, Series F, G.O., 5.13%, 12/1/14,
         5,000                     5,000    Callable on 12/1/07 @ 100                                 4,706                    4,706
                                           Seattle, WA Municipal Lighting & Power, Revenue Bonds,
                       2,500       2,500      6.10%, 7/1/05, Prerefunded 7/1/04                                   2,640        2,640
                                           Snohomish County, WA Public Electric Utility District No.
                       1,000       1,000      001, Revenue Bonds, 6.75%, 1/1/12                                   1,099        1,099
                                           Tacoma, WA Electric System, Revenue Bonds,
                         330         330      (AMBAC INS), 6.15%, 1/1/08                                            343          343
                                           Tacoma , WA Electric System, Revenue Bonds,
                       2,170       2,170      (AMBAC INS), 6.15%, 1/1/08, Prerefunded                             2,238        2,238

                See notes to the Pro Forma Financial Statements

                                           Washington State Motor Vehicle Fuel Tax,
                                             Series D, G.O., 5.38%, 1/1/22, Callable on
          8,000                     8,000    1/1/07 @ 100 (FGIC Insured)                              7,425                   7,425
                                           Washington State, Series C, G.O., 5.50%,
          4,190                     4,190    1/1/17, Callable on 1/1/07 @ 100                         4,096                   4,096
                                                                                                  ---------  ---------    ---------
                                                                                                     20,134      6,320       26,454
                                                                                                  ---------  ---------    ---------

                                           Washington, D.C. 0.3%

                                           District of Columbia, Rev. Bonds, Association of
                                               American Medical Colleges, (AMBAC INS),
                       1,350        1,350      5.38%, 2/15/17                                             -      1,285        1,285
                                                                                                  ---------  ---------    ---------

                                           West Virginia 0.6%

                                           Kanawha Putnam County, Charleston WV Single
                       6,370        6,370      Family Mortgage, 0.00%, 12/1/16 principal only             -      2,408        2,408
                                                                                                  ---------  ---------    ---------

                                           Wisconsin 1.6%

                                           Wisconsin Health and Educational Facilities Auth.,
                                               Revenue Bonds, Aurora Medical Group, (FSA INS),
                       2,460        2,460      5.60%, 11/16/16                                                   2,395        2,395
                                           Wisxonsin Health and Educatinal Facilities Auth.,
                                               Revenue Bonds, Meriter Hospital, Inc., (MBIA INS),
                       2,000        2,000      6.00%, 12/1/17                                                    2,006        2,006
                                           Wisconsin State, GO UT,
                       2,095        2,095      (FGIC INS), 5.50, 5/1/10                                          2,124        2,124
                                                                                                  ---------  ---------    ---------
                                                                                                          -      6,525        6,525
                                                                                                  ---------  ---------    ---------

                                                                                                  ---------  ---------    ---------
                                           Total Municipal Bonds (Cost $421,618)                    263,688    149,347      413,035
                                                                                                  ---------  ---------    ---------

                               Pro Forma
  Mercantile       Stellar     Combined
   Number of      Number of    Number of
    Shares         Shares       Shares     INVESTMENT COMPANIES 0.3%
---------------  -----------  -----------
            991                       991  Federated Tax-Free Fund                                      991                     991
                         330          330  SEI Tax Exempt Money Market Fund                                        330          330
                          78           78  Tax Free Inv CO STIF Money Market Fund                                   78           78

                                                                                                  ---------  ---------    ---------
                                           Total Investment Companies (Cost $1,399)                     991        408        1,399
                                                                                                  ---------  ---------    ---------

                                           Total Investments  (Cost $423,017)  100.0%             $ 264,679  $ 149,756    $ 414,434
                                                                                                  =========  =========    =========

                See notes to the Pro Forma Financial Statements

FIRSTAR AGGREGATE BOND FUND

MERCANTILE GOVERNMENT & CORPORATE BOND PORTFOLIO / MERCANTILE BOND INDEX
PORTFOLIO
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

 (Amounts and Shares in thousands)                          April 30, 2000
(Unaudited)

                 Mercantile                                                                           Mercantile
   Mercantile    Govt/Corp                                                             Mercantile     Govt/Corp
   Bond Index      Bond      Pro Forma                                                 Bond Index       Bond      Pro Forma
    Portfolio    Portfolio   Combined                                                   Portfolio     Portfolio   Combined
   Principal     Principal   Principal                                                  Principal     Principal   Principal
     Amount       Amount      Amount                                                      Value         Value       Value
  ------------   ----------  ----------                                                ----------     ----------  ---------
                                          Corporate Bonds 30.1%
                                          Aerospace/Defense 0.9%

        $2,595                  $ 2,595   Raytheon Co., 6.45%, 8/15/02                    $2,516           -       $2,516
                                                                                       ---------      ------      -------

                                          Automotive 3.3%:

                                          Ford Motor Credit Corp., Global Bond, 7.00%,
         2,000     $   750        2,750     9/25/01                                        1,989         746        2,735
                     1,850        1,850   Ford Motor Credit Corp., 6.80%, 4/23/01                      1,842        1,842
                     3,194        3,194   Ford Motor Credit Corp., 6.50%, 2/28/02                      3,140        3,140
         2,000                    2,000   General Motors Corp., 8.88%, 5/15/03             2,065                    2,065
                                                                                       ---------      ------      -------
                                                                                           4,054       5,728        9,782
                                                                                       ---------      ------      -------

                                          Automotive Parts 0.6%

         2,000                    2,000   Dana Corp., 6.25%, 3/1/04                        1,871           -        1,871
                                                                                       ---------      ------      -------

                                          Banking 0.2%

                       500          500   BankAmerica Corp., 7.50%, 10/15/02                   -         499          499
                                                                                       ---------      ------      -------

                                          Commercial Services 1.1%

         2,000       1,300        3,300   Cendant Corp., 7.75%, 12/1/03                    1,972       1,282        3,254
                                                                                       ---------      ------      -------

                                          Computers 0.5%

                     1,400        1,400   IBM Corp., 6.45%, 8/1/07                             -       1,323        1,323
                                                                                       ---------      ------      -------

                                          Computer Software 1.5%

         1,000       1,500        2,500   Computer Associates, 6.25%, 4/15/03                953       1,430        2,383
         1,000       1,200        2,200   Dell Computer Corp., 6.55%, 4/15/08                936       1,097        2,033
                                                                                       ---------      ------      -------
                                                                                           1,889       2,527        4,416
                                                                                       ---------      ------      -------

                                          Construction 0.6%

         2,000                    2,000   Armstrong World, 6.35%, 8/15/03                  1,803           -        1,803
                                                                                       ---------      ------      -------

                                          Consumer Goods & Services 2.2%

         3,000                    3,000   Motorola, Inc., 7.60%, 1/1/07                    3,019                    3,019
         1,000                    1,000   Motorola, Inc., 6.50%, 11/15/28                    859                      859
                     2,500        2,500   Procter & Gamble Co., 6.60%, 12/15/04                        2,434        2,434
                                                                                       ---------      ------      -------
                                                                                           3,878       2,434        6,312
                                                                                       ---------      ------      -------

                                          Financial Services 7.6%

                     2,000        2,000   Associates Corp., 5.80%, 4/20/04                             1,870        1,870
                     2,000        2,000   Citigroup, Inc., 6.63%, 1/15/28                              1,715        1,715
                     1,700        1,700   GE Global Insurance Holdings, 6.45%, 3/1/19                  1,481        1,481
                     1,000        1,000   GE Capital Corp., 8.75%, 3/14/03                             1,037        1,037
                     1,000        1,000   GMAC., 6.85%, 4/17/01                                          997          997
                     1,400        1,400   GMAC., 6.70%, 4/30/01                                        1,394        1,394
         1,000       3,000        4,000   Household Finance Corp., 8.38%, 11/15/01         1,012       3,038        4,050
         1,000                    1,000   Household Finance Corp., 6.88%, 3/1/07             941                      941
                     3,000        3,000   Merrill Lynch & Co., 6.38%, 10/1/01                          2,962        2,962
         1,000                    1,000   Merrill Lynch & Co., 8.00%, 2/1/02               1,012                    1,012
                     2,000        2,000   Traveler's Group, Inc., 7.30%, 5/15/02                       1,993        1,993
                     3,000        3,000   Traveler's Group, Inc., 7.50%, 2/01/03                       2,988        2,988
                                                                                       ---------      ------      -------
                                                                                           2,965      19,475       22,440
                                                                                       ---------      ------      -------
                                          Food Products 0.3%

         1,000                    1,000   Campbell Soup Co., 6.90%, 10/15/06                 971       -              971
                                                                                       ---------      ------      -------

                See notes to the Pro Forma Financial Statements

                                          Industrial Goods & Services(1.4%
                                          E.I. duPont de Nemours & Co., 6.88%,
         1,000       1,300        2,300     10/15/09                                           959       1,247        2,206
                     1,500        1,500   Laclede Gas Co., 7.50%, 11/01/07                               1,481        1,481
                       500          500   Rockwell International Corp., 6.75%, 9/15/02                     491          491
                                                                                            ------      ------       ------
                                                                                               959       3,219        4,178
                                                                                            ------      ------       ------

                                          Insurance 0.5%

                                          St. Paul Companies, Inc., Inc., 6.38%, 12/15/08,
                     1,550        1,550     MTN                                                  -       1,401        1,401
                                                                                            ------      ------       ------

                                          Oil & Exploration, Production & Services 3.4%

                     2,000        2,000   Texaco Capital, Inc., 6.95%, 10/15/01                          1,985        1,985
         1,500                    1,500   Texaco Capital, Inc., 7.09%, 2/1/07                1,462                    1,462
                                          Union Texas Petroleum Holdings, Inc., 8.50%,
         6,275                    6,275     4/15/07                                          6,568                    6,568
                                                                                            ------      ------       ------
                                                                                             8,030       1,985       10,015
                                                                                            ------      ------       ------

                                          Paper & Related 0.7%

         2,000                    2,000   International Paper Co., 7.00%, 6/1/01             1,976       -            1,976
                                                                                            ------      ------       ------

                                          Retail Stores 1.3%

         3,000                    3,000   Dillards, Inc., 5.79%, 11/15/01                    2,836                    2,836
                     1,500        1,500   Dillards, Inc., 7.13%, 8/1/18                                  1,116        1,116
                                                                                            ------      ------       ------
                                                                                             2,836       1,116        3,952
                                                                                            ------      ------       ------

                                          Telecommunications 4.0%

                     1,000        1,000   AT & T Corp., 5.63%, 3/15/04                                     938          938
                                          Bell Telephone Co. of Pennsylvania, 8.75%,
         1,000                    1,000     8/15/31                                          1,081                    1,081
         3,000                    3,000   Lucent Technologies, Inc., 6.90%, 7/15/01          2,991                    2,991
                     1,265        1,265   Lucent Technologies, Inc., 6.45%, 3/15/29                      1,088        1,088
         1,000                    1,000   Northern Telecom Ltd., 6.88%, 10/1/02                985                      985
         1,000                    1,000   Pacific Bell, 7.25%, 7/1/02                          996                      996
                     3,250        3,250   SBC Communications, Inc., 6.50%, 2/15/02                       3,204        3,204
                       500          500   United Telephone - Florida                                       490          490
                                                                                            ------      ------       ------
                                                                                             6,053       5,720       11,773
                                                                                            ------      ------       ------

                                          TOTAL CORPORATE BONDS                             41,773      46,709       88,482
                                                                                            ------      ------       ------

                                          International/Yankee (U.S. $ Denominated) 0.1%

                       500          500   Ontario Global Bond, 7.38%, 1/27/03                    -         501          501
                                                                                            ------      ------       ------

                                          U.S. Government Agencies 39.1%


                                          Federal Home Loan Bank 3.7%

         1,500                    1,500   5.52%, 4/9/01, Series 3101                         1,485                    1,485
         1,000                    1,000   5.75%, 4/30/01, Series 4901                          991                      991
         2,000                    2,000   6.39%, 6/22/04, Series K504                        1,939                    1,939
         1,000                    1,000   6.67, 1/8/07, Series I-07                            966                      966
         3,000                    3,000   5.67%, 9/11/08, Series KS08                        2,691                    2,691
                     3,100        3,100   5.79%, 4/27/09, Series EV09                                    2,790        2,790
                                                                                            ------      ------       ------
                                                                                             8,072       2,790       10,862
                                                                                            ------      ------       ------

                                          Federal Home Loan Mortgage Corp. 14.1%

                         9            9   8.50%, 5/1/01, Pool #200034                                        9            9
            11                       11   8.50%, 10/1/01, Pool #200055                          11                       11
                        24           24   8.50%, 11/1/01, Pool #200058                                      24           24
                        19           19   8.00%, 3/1/02, Pool #215507                                       19           19
                        30           30   8.50%, 4/1/02, Pool #200070                                       30           30
                         9            9   8.00%, 5/1/02, Pool #216910                                        9            9
                        20           20   8.00%, 6/1/02, Pool #218582                                       21           21
                        74           74   8.00%, 6/1/02, Pool #218101                                       74           74
                        47           47   8.00%, 7/1/02, Pool #501214                                       47           47
                        14           14   8.00%, 7/1/02, Pool #217891                                       15           15
            57                       57   9.00%, 3/1/03, Pool #380019                           57                       57
            20                       20   9.00%, 5/1/03, Pool #380021                           20                       20

                See notes to the Pro Forma Financial Statements

                                          Federal Home Loan Mortgage Corp. 14.0% (cont.)

                        31           31   8.50%, 3/1/05, Pool #380084                                     32           32
                         4            4   8.50%, 4/1/05, Pool #380085                                      4            4
                        13           13   8.50%, 4/1/06, Pool #E00025                                     13           13
                        10           10   8.50%, 9/1/05, Pool #503592                                     10           10
                     2,718        2,718   6.00%, 12/1/25, Pool #G00427                                 2,479        2,479
                       189          189   6.00%, 4/1/29, Pool #C24786                                    171          171
                       377          377   6.00%, 4/1/29, Pool #C25708                                    342          342
                     4,212        4,212   6.00%, 5/1/29, Pool #C25918                                  3,819        3,819
                       302          302   6.00%, 5/1/29, Pool #C25930                                    273          273
                       112          112   6.00%, 5/1/29, Pool #C26993                                    102          102
                       238          238   6.00%, 7/1/29, Pool #C29068                                    215          215
         1,151                    1,151   7.50%, 11/1/09, Gold Pool #M30082                1,141                    1,141
           183                      183   7.00%, 11/1/10, Gold Pool #E20202                  179                      179
           196                      196   7.00%, 11/1/10, Gold Pool #E62010                  192                      192
           295         344          639   6.00%, 2/1/11, Gold Pool #E62600                   278         324          602
           650                      650   6.00%, 3/1/11, Gold Pool #E63503                   613                      613
           602                      602   6.00%, 4/1/11, Gold Pool #E63515                   568                      568
           650                      650   6.00%, 6/1/11, Gold Pool #E00439                   613                      613
           599                      599   7.00%, 7/1/11, Pool #31335K                        586                      586
           974                      974   6.00%, 3/1/12, Gold Pool #E66538                   916                      916
         1,227                    1,227   7.50%, 9/1/12, Gold Pool #G10735                 1,223                    1,223
           833                      833   6.00%, 3/1/13, Gold Pool #E69338                   782                      782
           761                      761   6.00%, 3/1/13, Pool #E69425                        715                      715
           770                      770   6.00%, 4/1/13, Gold Pool #E70028                   724                      724
         1,634                    1,634   6.00%, 4/1/13, Pool #E00543                      1,534                    1,534
         1,667                    1,667   6.50%, 10/1/13, Gold Pool #E00574                1,599                    1,599
           878                      878   5.50%, 11/1/13, Gold Pool #E73355                  807                      807
         2,258                    2,258   5.50%, 11/1/13, Gold Pool #E73249                2,075                    2,075
           937                      937   5.50%, 11/1/13, Gold Pool #E72928                  861                      861
           879                      879   5.50%, 12/1/13, Gold Pool #E73342                  808                      808
         1,821                    1,821   5.50%, 12/1/13, Gold Pool #E00598                1,673                    1,673
         1,893                    1,893   6.00%, 6/1/14, Gold Pool #E00677                 1,776                    1,776
                       933          933   8.00%, 1/1/23, Gold Pool #C00225                               937          937
                       145          145   8.00%, 1/1/23, Gold Pool #D29451                               146          146
           180                      180   6.00%, 2/1/26, Gold Pool #D68286                   164                      164
         1,812                    1,812   6.00%, 3/1/26, Gold Pool #C80393                 1,648                    1,648
           337                      337   6.00%, 4/1/26, Gold Pool #D70772                   307                      307
           272                      272   6.00%, 4/1/26, Gold Pool #D70405                   248                      248
            92                       92   6.00%, 4/1/26, Gold Pool #C80395                    84                       84
           147                      147   8.00%, 11/1/26, Gold Pool #D76134                  147                      147
            21                       21   6.00%, 12/1/26, Gold Pool #D76870                   19                       19
           750                      750   6.00%, 12/1/26, Gold Pool #C80465                  682                      682
           291                      291   8.00%, 12/1/26, Gold Pool #D76530                  292                      292
           207                      207   8.00%, 12/1/26, Gold Pool #D76906                  207                      207
           551                      551   7.00%, 1/1/27, Gold Pool #D77743                   529                      529
         1,302                    1,302   7.00%, 1/1/27, Gold Pool #D77720                 1,249                    1,249
           332                      332   8.00%, 1/1/27, Gold Pool #C00490                   333                      333
                     2,689        2,689   6.00%, 9/1/27, Gold Pool #C00565                             2,439        2,439
         2,821                    2,821   6.00%, 1/1/29, Gold Pool #C00702                 2,558                    2,558
         1,916                    1,916   6.00%, 3/1/29, Gold Pool #C00730                 1,738                    1,738
                                                                                          ------      ------       ------
                                                                                          29,956      11,554       41,510
                                                                                          ------      ------       ------

                                          Federal National Mortgage Assoc. 13.1%

           225         450          675   6.00%, 11/1/00                                     223         447          670
         4,970                    4,970   7.50%, 2/11/02                                   5,003                    5,003
                     3,000        3,000   6.63%, 9/15/09                                               2,863        2,863
           622                      622   6.00%, 5/1/11, Pool #337194                        587                      587
                     1,757        1,757   6.00%, 12/1/11, Pool #367838                                 1,692        1,692
           721                      721   6.00%, 2/1/12, Pool #250917                        678                      678
           649                      649   6.00%, 3/1/12, Pool #374638                        611                      611
           724                      724   6.00%, 3/1/12, Pool #373131                        682                      682
           759                      759   6.00%, 3/1/12, Pool #359504                        714                      714
         1,211                    1,211   7.50%, 3/1/12, Pool #250858                      1,208                    1,208
                       395          395   6.50%, 7/1/12, Pool #370716                                    379          379
                       732          732   6.50%, 7/1/12, Pool #393667                                    706          706
                       652          652   6.50%, 8/1/12, Pool #251165                                    626          626
                     3,119        3,119   6.00%, 1/1/13, Pool #251501                                  2,936        2,936
           736                      736   6.00%, 4/1/13, Pool #414671                        691                      691
           928                      928   5.50%, 11/1/13, Pool #449032                       852                      852
           847                      847   6.00%, 11/1/03, Pool #323379                       795                      795
         1,814                    1,814   5.50%, 1/1/14, Pool #482515                      1,665                    1,665
                     2,281        2,281   6.00%, 2/1/26, Pool #336918                                  2,078        2,078
         1,191       1,191        2,382   6.00%, 10/1/26, Pool #368935                     1,085       1,085        2,170

                See notes to the Pro Forma Financial Statements

                                          Federal National Mortgage Assoc. 13.0% (cont.)

            73                       73   9.00%, 10/1/26, Pool #353671                          75                       75
            67                       67   9.00%, 10/1/26, Pool #358137                          69                       69
           110                      110   9.00%, 10/1/26, Pool #361800                         113                      113
           149                      149   9.00%, 11/1/26, Pool #364453                         154                      154
            60                       60   9.00%, 11/1/26, Pool #358703                          61                       61
            47                       47   9.00%, 12/1/26, Pool #368686                          49                       49
                     1,623        1,623   6.50%, 8/1/27, Pool #395219                                    1,516        1,516
                     1,530        1,530   6.50%, 8/1/27, Pool #397372                                    1,430        1,430
           776                      776   6.00%, 1/1/28, Pool #398195                          704                      704
           809                      809   6.00%, 1/1/28, Pool #402874                          734                      734
         1,882                    1,882   6.00%, 12/1/28, Pool #455087                       1,707                    1,707
         1,880                    1,880   6.00%, 1/1/29, Pool #481539                        1,705                    1,705
         2,700                    2,700   6.00%, 7/1/29, Pool #323812                        2,447                    2,447
                                                                                            ------      ------       ------
                                                                                            22,612      15,758       38,370
                                                                                            ------      ------       ------

                                          Government National Mortgage Assoc. 8.2%

                         1            1   9.50%, 2/15/01, Pool #149206                                       1            1
                        23           23   8.00%, 1/15/02, Pool #188653                                      23           23
                         3            3   8.00%, 3/15/02, Pool #199167                                       3            3
                        22           22   8.00%, 4/15/02, Pool #180980                                      23           23
            40                       40   7.50%, 4/15/02, Pool #210173                          40                       40
             7                        7   7.50%, 7/15/02, Pool #216193                           7                        7
                        44           44   8.00%, 7/15/02, Pool #209779                                      44           44
                        17           17   9.50%, 10/15/02, Pool #232514                                     18           18
                       108          108   6.50%, 9/15/03, Pool #002549                                     106          106
                        16           16   9.50%, 9/15/05, Pool #290435                                      17           17
                        30           30   9.50%, 1/15/06, Pool #298829                                      32           32
                        54           54   8.00%, 5/15/06, Pool #303851                                      54           54
                        55           55   9.50%, 7/15/07, Pool #331878                                      57           57
                       201          201   8.00%, 11/15/07, Pool #339329                                    205          205
                       114          114   8.00%, 12/15/07, Pool #338551                                    116          116
           216                      216   7.50%, 7/15/08, Pool #349404                         217                      217
                       333          333   9.50%, 8/15/09, Pool #400219                                     347          347
                       122          122   9.50%, 9/15/09, Pool #377317                                     127          127
                       242          242   9.50%, 2/15/10, Pool #392932                                     252          252
                        22           22   8.00%, 5/15/10, Pool #398424                                      22           22
                       135          135   6.50%, 8/15/10, Pool #387094                                     131          131
            75                       75   7.50%, 8/15/10, Pool #413412                          76                       76
            65                       65   7.50%, 9/15/10, Pool #413117                          66                       66
           180                      180   7.50%, 11/15/10, Pool #415775                        181                      181
                       124          124   8.00%, 11/15/10, Pool #405524                                    126          126
                       652          652   8.00%, 11/15/10, Pool #410294                                    664          664
                       158          158   8.00%, 11/15/10, Pool #414827                                    161          161
            37                       37   6.00%, 3/15/11, Pool #425964                          35                       35
                        64           64   6.50%, 3/15/11, Pool #408253                                      62           62
            18                       18   6.50%, 3/15/11, Pool #419123                          17                       17
           339                      339   6.00%, 4/15/11, Pool #393849                         322                      322
            43                       43   6.00%, 4/15/11, Pool #421800                          41                       41
           409                      409   6.00%, 4/15/11, Pool #429397                         388                      388
                       239          239   6.50%, 4/15/11, Pool #402546                                     232          232
                        60           60   6.50%, 4/15/11, Pool #418274                                      58           58
                       294          294   6.50%, 4/15/11, Pool #421831                                     285          285
           510                      510   6.00%, 5/15/11,  Pool #421871                        483                      483
           393                      393   6.00%, 5/15/11, Pool #432659                         373                      373
            38                       38   6.00%, 5/15/11, Pool #345647                          36                       36
                       367          367   6.50%, 5/15/11, Pool #408304                                     356          356
           390                      390   6.50%, 5/15/11, Pool #412598                         379                      379
           264                      264   6.50%, 5/15/11, Pool #432640                         256                      256
                        50           50   6.50%, 5/15/11, Pool #430822                                      48           48
           197                      197   6.00%, 6/15/11, Pool #406582                         187                      187
           203                      203   6.00%, 6/15/11, Pool #423828                         192                      192
                        74           74   6.50%, 6/15/11, Pool #421731                                      72           72
                       246          246   6.50%, 6/15/11, Pool #423833                                     239          239
                       474          474   6.50%, 6/15/11, Pool #345631                                     460          460
           361                      361   6.50%, 6/15/11, Pool #426173                         350                      350
                       532          532   6.50%, 6/15/11, Pool #430820                                     517          517
           251                      251   6.50%, 8/15/11, Pool #421746                         243                      243
           311                      311   6.50%, 2/15/12, Pool #393334                         302                      302
           304                      304   6.50%, 3/15/12, Pool #399161                         295                      295
           585                      585   7.50%, 7/15/12, Pool #447382                         587                      587
                       936          936   8.50%, 4/15/17, Pool #212112                                     959          959
           109                      109   8.50%, 11/15/21, Pool #297863                        111                      111
                       464          464   9.00%, 3/15/25, Pool #404067                                     481          481

                See notes to the Pro Forma Financial Statements

                                          Government National Mortgage Assoc. 8.2% (cont.)
                       736          736   8.00%, 4/15/22, Pool #320818                                         742          742
                       567          567   7.50%, 4/15/23, Pool #343195                                         560          560
           192                      192   8.00%, 5/15/23, Pool #350495                             193                      193
            89                       89   9.00%, 5/15/25, Pool #401372                              92                       92
           218                      218   9.00%, 5/15/25, Pool #386743                             226                      226
            21                       21   9.50%, 8/15/25, Pool #414557                              22                       22
           263                      263   7.50%, 10/15/25, Pool #366152                            259                      259
           321                      321   7.50%, 10/15/25, Pool #366154                            316                      316
            59                       59   6.50%, 3/15/26, Pool #419578                              55                       55
                       797          797   6.50%, 4/15/26, Pool #415721                                         749          749
                       761          761   6.50%, 4/15/26, Pool #422323                                         715          715
           766                      766   6.50%, 4/15/26, Pool #422656                             720                      720
                       742          742   6.50%, 5/15/26, Pool #417388                                         698          698
            74                       74   6.50%, 5/15/26, Pool #428852                              70                       70
           652       3,875        4,527   6.50%, 6/15/26, Pool #423801                             613       3,642        4,255
           378                      378   7.00%, 8/20/26, Pool #002266                             362                      362
           128                      128   9.50%, 9/15/26, Pool #438724                             134                      134
           132                      132   9.50%, 10/15/26, Pool #438728                            138                      138
            54                       54   9.50%, 11/15/26, Pool #436994                             57                       57
            51                       51   9.50%, 11/15/26, Pool #438731                             53                       53
           434         348          782   7.00%, 9/15/27, Pool #455304                             418         335          753
                       664          664   6.50%, 10/15/28, Pool #434031                                        623          623
           877                      877   7.00%, 8/15/28, Pool #482697                             844                      844
                                                                                             ---------   ---------    ---------
                                                                                                 9,756      14,362       24,118
                                                                                             ---------   ---------    ---------

                                          TOTAL U.S. GOVERNMENT AGENCIES                        70,396      44,464      114,860
                                                                                             ---------   ---------    ---------

                                          U.S. Treasury Bonds 14.7%

         2,055                    2,055   12.00%, 8/15/13, Callable on 8/15/08 @ 100             2,749                    2,749
         1,250                    1,250   7.50%, 11/15/16                                        1,400                    1,400
         1,500                    1,500   8.75%, 5/15/17                                         1,875                    1,875
                     2,865        2,865   8.88%, 8/15/17                                                     3,622        3,622
                     3,150        3,150   8.88%, 2/15/19                                                     4,027        4,027
         6,000                    6,000   8.13%, 8/15/19                                         7,207                    7,207
         2,000       2,183        4,183   8.75%, 8/15/20                                         2,556       2,789        5,345
                     3,100        3,100   8.00%, 11/15/21                                                    3,727        3,727
         4,600                    4,600   7.63%, 11/15/22                                        5,346                    5,346
         3,000                    3,000   6.25%, 8/15/23                                         3,002                    3,002
         5,000                    5,000   6.00%, 2/15/26                                         4,864                    4,864
                                                                                             ---------   ---------    ---------

                                          TOTAL U.S. TREASURY BONDS                             28,999      14,165       43,164
                                                                                             ---------   ---------    ---------

                                          U.S. Treasury Notes 14.7%

         3,100                    3,100   6.38%, 9/30/01                                         3,087                    3,087
         3,000                    3,000   5.88%, 11/30/01                                        2,964                    2,964
         4,000                    4,000   6.00%, 7/31/02                                         3,946                    3,946
                     2,695        2,695   6.25%, 8/31/02                                                     2,669        2,669
         2,100                    2,100   5.88%, 9/30/02                                         2,064                    2,064
                     2,800        2,800   5.25%, 8/15/03                                                     2,691        2,691
         2,930                    2,930   5.75%, 8/15/03                                         2,857                    2,857
                       500          500   5.25%, 5/15/04                                                       477          477
         1,470                    1,470   7.25%, 5/15/04                                         1,504                    1,504
         1,600                    1,600   5.88%, 11/15/04                                        1,559                    1,559
         2,750                    2,750   6.63%, 5/15/07                                         2,770                    2,770
         4,500                    4,500   6.13%, 8/15/07                                         4,408                    4,408
         2,500       4,905        7,405   5.63%, 5/15/08                                         2,377       4,663        7,040
                     5,400        5,400   5.50%, 5/15/09                                                     5,086        5,086
                                                                                             ---------   ---------    ---------

                                          TOTAL U.S. TREASURY NOTES                             27,536      15,586       43,122
                                                                                             ---------   ---------    ---------

                                          Total Long Term Investments (Cost $299,677)          168,704     121,425      290,129
                                                                                             ---------   ---------    ---------

                 Mercantile
  Mercantile     Govt/Corp
  Bond Index       Bond       Pro Forma
   Portfolio     Portfolio   Combined
  Number of      Number of   Number of    SHORT-TERM INVESTMENTS 1.3%
    Shares        Shares      Shares      Investment Companies 1.3%
--------------- ----------- ------------
         1,379       2,457        3,836   Federated Money Market Trust                           1,379       2,457        3,836
                                                                                             ---------   ---------    ---------

                                          Total Short-Term Investments (Cost $3,836)             1,379       2,457        3,836
                                                                                             ---------   ---------    ---------

                                          Total Investments (Cost $303,513) 100.0%           $ 170,083   $ 123,882    $ 293,965
                                                                                             =========   =========    =========


                See notes to the Pro Forma Financial Statements

FIRSTAR U.S. GOVERNMENT SECURITIES FUND

FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND/MERCANTILE U.S. GOVERNMENT SECURITIES PORTFOLIO PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Amounts and Shares in thousands)                                April 30, 2000
(Unaudited)

                       Pro Forma                                                                                         Pro Forma
Stellar    Mercantile  Combined                                                                    Stellar    Mercantile  Combined
Principal  Principal   Principal                                                                    Market      Market      Market
 Amount     Amount      Amount                                                                      Value       Value       Value
--------------------------------                                                                 ----------------------------------

                                   Corporate Bonds 22.7%
                                   Automobile 0.8%
$2,250                   $2,250    Ford Motor Co., 6.375%, 2/1/29                                    $1,854          -      $1,854
                                                                                                 ----------------------------------

                                   Banking 2.0%
 3,000                    3,000    Citigroup Inc., 9.50%, 3/1/02                                      3,105                  3,105
 1,400                    1,400    Huntington National Bank, 6.75%, 6/15/03                           1,354                  1,354
                                                                                                 ----------------------------------
                                                                                                      4,459          -       4,459
                                                                                                 ----------------------------------

                                   Building & Construction Products 0.9%
 2,000                    2,000    Masco Corp., 6.125%, 9/15/03                                       1,924          -       1,924
                                                                                                 ----------------------------------

                                   Chemicals 0.3%
   735                      735    Dow Chemical Co., 7.60%, 1/2/02                                      738          -         738
                                                                                                 ----------------------------------

                                   Defense 0.9%
 2,000                    2,000    Martin Marietta Corp., 6.50%, 4/15/03                              1,905          -       1,905
                                                                                                 ----------------------------------

                                   Electronics 0.3%
   750                      750    Motorola, Inc., 6.50%, 11/15/28                                      644          -         644
                                                                                                 ----------------------------------

                                   Finance 6.1%
 1,750                    1,750    Associates Corp. of North America, 5.50%, 2/15/04                  1,623                  1,623
 1,750                    1,750    Bear Stearns Companies Inc. (The), 6.45%, 8/1/02                   1,701                  1,701
   850                      850    Chevron Capital USA, Inc., 7.45%, 8/15/04                            839                    839
   500                      500    Ford Motor Credit Corp., 6.11%, 12/28/01                             489                    489
 1,500                    1,500    General Electric Global Insurance Holding Corp., 7.00%,
                                   2/15/26                                                            1,367                  1,367
 1,000                    1,000    Goldman Sachs Group, 6.65%, 5/15/09                                  914                    914
   250                      250    International Lease Finance Corp., 8.375%, 12/15/04                  255                    255
 2,000                    2,000    Merrill Lynch & Co., Inc., 6.00%, 2/17/09                          1,763                  1,763
 1,500                    1,500    Morgan Stanley Dean Witter & Co., 5.625%, 1/20/04                  1,404                  1,404
 2,000                    2,000    Salomon Smith Barney, 6.25%, 1/15/05                               1,886                  1,886
 1,500                    1,500    Sears Roebuck Acceptance Corp., 7.00%, 6/15/07                     1,408                  1,408
                                                                                                 ----------------------------------
                                                                                                     13,649          -      13,649
                                                                                                 ----------------------------------

                                   Household Products 0.4%
 1,000                    1,000    Procter & Gamble Co., 7.375%, 3/1/23                                 945          -         945
                                                                                                 ----------------------------------

                                   Industrial 0.9%
 2,200                    2,200    Fort James Corp., 6.625%, 9/15/04                                  2,106          -       2,106
                                                                                                 ----------------------------------

                                   International 1.2%
   100                      100    Koninklijke Philips Electronics NV, 8.375%, 9/15/06                  103                    103
 2,000                    2,000    TransCanada PipeLines Ltd., 9.125%, 4/20/06                        2,126                  2,126
   430                      430    TransCanada PipeLines Ltd., 8.625%, 5/15/12                          449                    449
                                                                                                 ----------------------------------
                                                                                                      2,678          -       2,678
                                                                                                 ----------------------------------
                                   Oil 2.6%
 1,000                    1,000    Ashland Inc., 7.90%, 8/5/06                                          983                    983
 1,750                    1,750    Enron Corp., 7.625%, 9/10/04                                       1,732                  1,732
 3,000                    3,000    Occidental Petroleum Corp., 8.50%, 11/9/01                         3,017                  3,017
                                                                                                 ----------------------------------
                                                                                                      5,732          -       5,732
                                                                                                 ----------------------------------
                                   Real Estate 1.2%
 1,000                    1,000    Highwoods Forsyth LP, 7.19%, 6/15/04                                 931                    931
 1,000                    1,000    Irvine Apartment Communities, Inc., 7.00%, 10/1/07                   873                    873
 1,000                    1,000    Post Apartment Homes LP, 7.30%, 4/1/04                               976                    976



                See notes to the Pro Forma Financial Statements

                                                                                                 ----------------------------------
                                                                                                      2,780          -       2,780
                                                                                                 ----------------------------------

                                   Retail 1.6%
 2,000                    2,000    May Department Stores Company (The), 6.70%, 9/15/28                1,706                  1,706
 1,000                    1,000    Safeway, Inc., 5.875%, 11/15/01                                      972                    972
 1,000                    1,000    Safeway, Inc., 7.50%, 9/15/09                                        961                    961
                                                                                                 ----------------------------------
                                                                                                      3,639          -       3,639
                                                                                                 ----------------------------------

                                   Telecommunications 1.4%
 2,000                    2,000    GTE California, Inc., 5.50%, 1/15/09                               1,711                  1,711
 1,500                    1,500    GTE Corp., 7.83%, 5/1/23                                           1,409                  1,409
                                                                                                 ----------------------------------
                                                                                                      3,120          -       3,120
                                                                                                 ----------------------------------

                                   Utilities - Electric 2.1%
   500                      500    Northern Illinois Gas Co., 7.26%, 10/15/25                           451                    451
 4,500                    4,500    ENSEARCH Corp., 6.25%, 1/1/03                                      4,329                  4,329
                                                                                                 ----------------------------------
                                                                                                      4,780          -       4,780
                                                                                                 ----------------------------------

                                   Total Corporate Bonds (Cost $53,817)                              50,953          -      50,953
                                                                                                 ----------------------------------


                                   Government Agencies 54.1%
                                   Fannie Mae 25.8%
              $ 225         225        6.00%, 11/01/00, Pool #190070                                             $ 224         224
              5,000       5,000        5.36%, 2/16/01                                                            4,944       4,944
 3,000                    3,000        5.41%, 12/15/03                                                2,825                  2,825
12,318                   12,318        5.125%, 2/13/04                                               11,460                 11,460
 1,000                    1,000        6.50%, 4/29/09                                                   926                    926
 5,500                    5,500        6.625%, 9/15/09                                                5,249                  5,249
 5,000                    5,000        6.00%, 2/25/11, REMIC, Series 1996-21-PK                       4,558                  4,558
                651         651        6.00%, 3/01/11, Pool#340503                                                 618         618
                690         690        6.50%, 5/01/11, Pool #335713                                                665         665
                426         426        6.50%, 5/01/11, Pool #346276                                                410         410
                473         473        6.50%, 7/01/11, Pool #351761                                                455         455
              1,170       1,170        6.50%, 7/01/11, Pool #250613                                              1,127       1,127
                192         192        7.00%, 11/01/11, Pool #250738                                               188         188
                149         149        7.00%, 11/01/11, Pool #351122                                               146         146
                203         203        7.00%, 11/01/11, Pool #349630                                               199         199
                711         711        6.50%, 12/01/11, Pool #368127                                               684         684
              1,135       1,135        6.50%, 12/01/11, Pool #250781                                             1,094       1,094
                630         630        6.50%, 12/01/11, Pool #367868                                               607         607
              1,545       1,545        5.50%, 3/01/13, Pool #420158                                              1,419       1,419
                802         802        6.00%, 4/01/13, Pool #251656                                                752         752
              2,604       2,604        6.00%, 4/01/13, Pool #425550                                              2,442       2,442
   259                      259        6.00%, 8/1/13                                                    240                    240
              2,056       2,056        6.50%, 8/01/13, Pool #251901                                              1,971       1,971
                847         847        6.00%, 11/01/13, Pool #323379                                               794         794
                907         907        5.50%, 1/01/14, Pool #482515                                                832         832
                926         926        6.50%, 4/01/14, Pool #492264                                                887         887
              1,875       1,875        6.00%, 6/01/14, Pool #500971                                              1,757       1,757
              2,728       2,728        7.00%, 7/01/14, Pool #252637                                              2,666       2,666
              1,916       1,916        7.00%, 10/01/14, Pool #252799                                             1,873       1,873
 4,250                    4,250        6.50%, 4/25/23, REMIC, Series 1993-210-PL                      3,981                  3,981
                548         548        8.00%, 7/01/24, Pool #190264                                                549         549
                696         696        6.50%, 10/01/27, Pool #400141                                               650         650
 1,000                    1,000        6.25%, 5/15/29                                                   885                    885
                                                                                                 ----------------------------------
                                                                                                     30,124     27,953      58,077
                                                                                                 ----------------------------------

                                   Federal Home Loan Bank  8.8%
 5,000                    5,000        5.875%, 8/15/01                                                4,937                  4,937
 5,500                    5,500        6.00%, 8/15/02                                                 5,366                  5,366
 1,500                    1,500        5.40%, 1/15/03                                                 1,434                  1,434
 2,500                    2,500        7.125%, 2/15/05                                                2,488                  2,488
 1,000                    1,000        5.038%, 10/14/08                                                 857                    857
 2,000                    2,000        5.705%, 3/2/09                                                 1,790                  1,790
 3,000                    3,000        6.30%, 6/3/09                                                  2,799                  2,799
                                                                                                 ----------------------------------
                                                                                                     19,671          -      19,671
                                                                                                 ----------------------------------
                                   Federal Home Loan Mortgage Corp. 12.4%
              3,000       3,000        5.00%, 2/15/01                                                            2,966       2,966

                See notes to the Pro Forma Financial Statements


                  5           5        9.50%, 9/01/04, Pool #380053                                                  5           5
                149         149        7.50%, 4/01/08, Pool #E45929                                                149         149
                106         106        8.50%, 3/01/06, Gold Pool #E00022                                           108         108
                295         295        6.00%, 2/01/11, Gold Pool #E62600                                           278         278
                478         478        6.50%, 2/01/11, Gold Pool #E00419                                           460         460
                436         436        7.00, 7/1/11, Gold Pool #E31335K                                            427         427
                294         294        7.00, 11/01/11, Gold Pool #E65619                                           287         287
                627         627        6.50%, 1/01/12, Gold Pool #E00465                                           604         604
                995         995        6.00%, 2/01/12, Gold Pool #E66284                                           936         936
                371         371        6.50%, 2/01/12, Gold Pool #E66172                                           356         356
                624         624        6.50%, 2/01/12, Gold Pool #E66272                                           601         601
                805         805        6.00%, 3/01/12, Gold Pool #E66474                                           757         757
              2,193       2,193        7.50%, 9/01/12, Gold Pool #G10735                                         2,185       2,185
              3,567       3,567        5.50%, 12/01/12, Gold Pool #E68353                                        3,304       3,304
                833         833        6.00%, 3/01/13, Gold Pool #E69338                                           782         782
                770         770        6.00%, 4/01/13, Gold Pool #E70028                                           724         724
              1,634       1,634        6.00%, 4/01/13, Gold Pool #E00543                                         1,534       1,534
              1,690       1,690        5.50%, 5/01/13, Gold Pool #G10814                                         1,553       1,553
              4,183       4,183        6.00%, 5/01/13, Gold Pool #E00549                                         3,927       3,927
                834         834        6.50%, 10/01/13, Gold Pool #E00574                                          800         800
              1,384       1,384        5.50%, 3/01/14, Gold Pool #E00633                                         1,272       1,272
                959         959        6.50%, 7/01/14, Gold Pool #E77812                                           919         919
              2,876       2,876        7.00%, 9/01/14, Gold Pool #E00746                                         2,810       2,810
                                                                                                 ----------------------------------
                                                                                                      -         27,744      27,744
                                                                                                 ----------------------------------


                                   Freddie Mac 4.3%
 2,075                    2,075        6.22%, 3/24/03                                                 2,022                  2,022
 1,000                    1,000        6.875%, 1/15/05                                                  985                    985
 2,000                    2,000        7.585%, 9/19/06                                                1,970                  1,970
 2,000                    2,000        6.50%, 3/15/26                                                 1,872                  1,872
 2,972                    2,972        7.50%, 1/1/30                                                  2,914                  2,914
                                                                                                 ----------------------------------
                                                                                                      9,763          -       9,763
                                                                                                 ----------------------------------


                                   Ginnie Mae 2.8%
                 51          51        8.00%, 2/15/07, Pool #315126                                                 52          52
                 35          35        6.50%, 5/15/08, Pool #340791                                                 34          34
                136         136        9.00%, 7/15/09, Pool #390782                                                141         141
                176         176        9.00%, 11/15/09, Pool #359559                                               182         182
                253         253        8.00%, 10/15/10, Pool #414750                                               258         258
                 76          76        6.50%, 11/15/10, Pool #414786                                                74          74
                194         194        6.50%, 2/15/11, Pool #373569                                                188         188
                 31          31        6.50%, 3/15/11, Pool #416179                                                 30          30
                243         243        6.50%, 3/15/11, Pool #406466                                                236         236
                409         409        6.50%, 3/15/11, Pool #410935                                                397         397
                206         206        6.50%, 3/15/11, Pool #344973                                                199         199
                236         236        6.50%, 3/15/11, Pool #408253                                                229         229
                458         458        6.50%, 4/15/11, Pool #416060                                                445         445
                302         302        6.50%, 4/15/11, Pool #422652                                                293         293
                103         103        6.50%, 5/15/11, Pool #433036                                                100         100
                213         213        6.50%, 5/15/11, Pool #408304                                                207         207
                 44          44        6.50%, 5/15/11, Pool #422814                                                 43          43
                175         175        6.50%, 6/15/11, Pool #421731                                                170         170
                 84          84        6.50%, 6/15/11, Pool #432993                                                 81          81
                219         219        6.50%, 7/15/11, Pool #424521                                                213         213
                568         568        6.50%, 7/15/11, Pool #433088                                                551         551
                 72          72        8.50%, 5/15/17, Pool #219152                                                 74          74
                106         106        8.50%, 6/15/21, Pool #307921                                                109         109
                894         894        7.50%, 12/15/22, Pool #347332                                               883         883
                227         227        8.00%, 5/15/23, Pool #352469                                                228         228
                 18          18        9.50%, 1/15/25, Pool #384421                                                 19          19
                 18          18        9.50%, 2/15/25, Pool #401796                                                 19          19
                  2           2        9.50%, 2/15/25, Pool #392967                                                  2           2
                315         315        9.50%, 2/15/25, Pool #365292                                                331         331
                 82          82        9.50%, 3/15/25, Pool #407257                                                 86          86
                 78          78        9.50%, 4/15/25, Pool #386741                                                 81          81
                261         261        7.00%, 9/15/27, Pool #455304                                                251         251
                                                                                                 ----------------------------------
                                                                                                      -          6,206       6,206
                                                                                                 ----------------------------------



                See notes to the Pro Forma Financial Statements

                                   Total Government Agencies (cost $125,500)                         59,558     61,903     121,461
                                                                                                 ----------------------------------


                                   U.S. Treasuries 22.2%
                                   U.S. Treasury Bonds 13.6%
                175         175        6.375%, 1/31/02                                                             174         174
 5,400                    5,400        9.875%, 11/15/15                                               7,265                  7,265
 1,500                    1,500        9.00%, 11/15/18                                                1,936                  1,936
 3,500                    3,500        8.125%, 8/15/19                                                4,204                  4,204
 4,250                    4,250        8.75%, 5/15/20                                                 5,421                  5,421
 5,250                    5,250        6.75%, 8/15/26                                                 5,614                  5,614
 6,000                    6,000        6.125%, 11/15/27                                               5,944                  5,944
                                                                                                 ----------------------------------
                                                                                                     30,384        174      30,558
                                                                                                 ----------------------------------

                                   U.S. Treasury Notes 8.2%
                450         450        5.625%, 2/28/01                                                             448         448
 8,000                    8,000        5.875%, 10/31/01                                               7,910                  7,910
 3,000                    3,000        6.625%, 3/31/02                                                2,995                  2,995
 7,000                    7,000        7.50%, 5/15/02                                                 7,107                  7,107
                                                                                                 ----------------------------------
                                                                                                     18,012        448      18,460
                                                                                                 ----------------------------------

                                   U.S. Treasury Strips 0.4%
 5,000                    5,000        0.00%, 11/15/27 *                                                987          -         987
                                                                                                 ----------------------------------
                                   Total U.S. Treasuries (cost $51,299)                              49,383        622      50,005
                                                                                                 ----------------------------------

            Pro Forma
Stellar     Mercantile  Combined
Principal   Principal   Principal
Amount       Amount     Amount
Shares/      Shares/    Shares/    Options Purchased 0.0%
Contracts   Contracts   Contracts  Put Options 0.0%
---------------------------------

   100                      100    Chicago Board Options Exchange 30-Year Treasury Bond
                                   Index, expires 7/22/00, exercise price $60                            16                     16
                                                                                                 ----------------------------------
                                   Total Options Purchased (cost $14)                                    16          -          16
                                                                                                 ----------------------------------

                                   Short - Term Investments 1.0%
                                   Mutual Fund 0.4%
                838         838    Federated Trust for U.S. Treasury Obligations                                   838         838

                                   Repurchase Agreement 0.6%
 1,458                    1,458    Donaldson, Lufkin and Jenrette Securities Corp.,
                                       5.73%, dated 4/28/2000, due 5/1/2000, repurchase price
                                       $1,458,696 (Collateralized  by U.S. Government
                                       Securities)                                                    1,458                  1,458
                                                                                                 ----------------------------------
                                   Total Short-Term Investment (cost $2,296)                          1,458        838       2,296
                                                                                                 ----------------------------------
                                   Total Investments (cost $232,927) 100.0%                       $ 161,368   $ 63,363   $ 224,731
                                                                                                 ==================================

                                   * Non-income producing




                See notes to the Pro Forma Financial Statements

FIRSTAR BALANCED INCOME FUND

FIRSTAR BALANCED INCOME FUND / FIRSTAR STELLAR FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
 (Amounts in thousands)                                         April 30, 2000
(Unaudited)

                        Pro Forma                                                                                         Pro Forma
 Firstar     Stellar    Combined                                                              Firstar        Stellar      Combined
 Shares      Shares     Shares                                                             Market Value   Market Value  Market Value
---------   ---------   ---------                                                          ------------   ------------  ------------
                                   COMMON STOCKS  54.8%
                                   Advertising 0.2%
               4,000       4,000   WPP Group PLC                                                  -       $      309    $      309
                                                                                           ------------  ------------  ------------

                                   Auto and Truck Parts  0.1%
  6,800                    6,800   Delphi Automotive Systems Corporation                    $      130          -              130
                                                                                           ------------  ------------  ------------

                                   Banking 2.1%
 19,700                   19,700   Bank of New York Company, Inc.                                  809                         809
 10,400                   10,400   Chase Manhattan Corporation                                     749                         749
               3,000       3,000   Commerzbank AG                                                                114           114
 16,800                   16,800   Mellon Bank Corporation                                         540                         540
 15,400                   15,400   Northern Trust Corporation                                      988                         988
  9,300                    9,300   Wells Fargo Company, Inc.                                       382                         382
                                                                                           ------------  ------------  ------------
                                                                                                 3,468           114         3,582
                                                                                           ------------  ------------  ------------

                                   Building Materials  0.3%
 13,000                   13,000   Vulcan Materials Company                                        570          -              570
                                                                                           ------------  ------------  ------------


                                   Business Machines & Software   3.4%
               4,000       4,000   BMC Software, Inc.*                                                           187           187
               7,000       7,000   Honeywell International, Inc.                                                 392           392
  3,300                    3,300   International Business Machines Corporation                     368                         368
  7,675                    7,675   Microsoft Corporation*                                          535                         535
              24,000      24,000   Oracle Systems Corporation*                                                 1,918         1,918
               8,000       8,000   SAP AG                                                                        393           393
  3,300       19,800      23,100   Sun Microsystems, Inc.*                                         303         1,820         2,123
                                                                                           ------------  ------------  ------------
                                                                                                 1,206         4,710         5,916
                                                                                           ------------  ------------  ------------

                                   Business Services 1.5%
 12,100                   12,100   Automatic Data Processing, Inc.                                 651                         651
  3,900                    3,900   Electronic Data Systems Corporation                             268                         268
 11,400                   11,400   First Data Corporation                                          555                         555
 20,100                   20,100   Manpower, Inc.                                                  710                         710
 17,300                   17,300   Viad Corp.                                                      439                         439
                                                                                           ------------  ------------  ------------
                                                                                                 2,623          -            2,623
                                                                                           ------------  ------------  ------------
                                   Chemicals  1.2%
               1,000       1,000   Dow Chemical Company                                                          113           113
 22,100                   22,100   Ecolab, Inc.                                                    863                         863
 14,500                   14,500   Millipore Corporation                                         1,039                       1,039
                                                                                           ------------  ------------  ------------
                                                                                                 1,902           113         2,015
                                                                                           ------------  ------------  ------------

                                   Communications & Media  2.7%
               4,000       4,000   British Sky Broadcasting ADR                                                  591           591
  9,800                    9,800   CBS Corporation *                                               576                         576
  2,600                    2,600   General Motors Corporation - Class H                            250                         250
  7,300                    7,300   Infinity Broadcasting Corporation*                              248                         248
 15,700                   15,700   Interpublic Group of Companies, Inc.                            644                         644
 13,075                   13,075   New York Times Company - Class A                                539                         539
              11,900      11,900   The News Corporation Ltd.                                                     612           612
               4,000       4,000   Reuters Group PLC                                                             417           417
  7,900                    7,900   Time Warner Inc.                                                711                         711
                                                                                           ------------  ------------  ------------
                                                                                                 2,968         1,620         4,588
                                                                                           ------------  ------------  ------------

                                   Computers  0.6%
  5,100                    5,100   Compaq Computer Corporation                                     149                         149
  6,800                    6,800   Dell Computer Corporation*                                      341                         341
  3,700                    3,700   EMC Corporation*                                                514                         514
                                                                                           ------------  ------------  ------------
                                                                                                 1,004         -             1,004
                                                                                           ------------  ------------  ------------

                                   Consumer Products  0.2%
  6,250                    6,250   Avery Dennison Corporation                                      410                         410
      1                        1   Energizer Holdings, Inc*                                          -                           0
                                                                                           ------------  ------------  ------------
                                                                                                   410         -               410
                                                                                           ------------  ------------  ------------

                                   Cosmetics & Soap  0.5%
  5,400                    5,400   Avon Products, Inc.                                             224                         224
  5,800                    5,800   Estee Lauder Companies - Class A                                256                         256
               5,000       5,000   Proctor & Gamble Company                                                      298           298
                                                                                           ------------  ------------  ------------
                                                                                                   480           298           778
                                                                                           ------------  ------------  ------------

                                   Drugs\Medical Supplies  3.9%


                See notes to the Pro Forma Financial Statements

 12,300                   12,300   American Home Products Corporation                              691                         691
 12,100        8,000      20,100   Bristol-Myers Squibb Company                                    634           420         1,054
 10,100                   10,100   Eli Lilly & Company                                             781                         781
  1,100                    1,100   Genentech, Inc.*                                                129                         129
  9,200                    9,200   Johnson & Johnson                                               759                         759
 10,300        7,762      18,062   Medtronic, Inc.                                                 535           403           938
  4,000                    4,000   Merck & Co., Inc.                                               278                         278
               4,500       4,500   Novo Nordisk A/S ADR                                                          306           306
               2,000       2,000   Roch Holding AG ADR                                                           209           209
               4,000       4,000   SmithKline Beecham PLC ADR                                                    275           275
 11,000                   11,000   Warner-Lambert Company                                        1,252                       1,252
                                                                                           ------------  ------------  ------------
                                                                                                 5,059         1,613         6,672
                                                                                           ------------  ------------  ------------

                                   Electrical Equipment 0.9%
               5,400       5,400   Emerson Electric Company                                                      296           296
  4,900        2,700       7,600   General Electric Company                                        771           425         1,196
                                                                                           ------------  ------------  ------------
                                                                                                   771           721         1,492
                                                                                           ------------  ------------  ------------

                                   Electronics 1.3%
               7,300       7,300   Cannon Inc. ADR                                                               339           339
               4,000       4,000   Lexmark International Group, Inc.*                                            472           472
  8,575                    8,575   Molex, Inc. - Class A                                           343                         343
               8,880       8,880   Philips Electronics NV                                                        396           396
  5,200                    5,200   Solectron Corporation*                                          243                         243
               1,800       1,800   Sony Corporation ADR                                                          406           406
                                                                                           ------------  ------------  ------------
                                                                                                   586         1,613         2,199
                                                                                           ------------  ------------  ------------

                                   Electric Utilities 0.2%
  2,100                    2,100   Duke Power Company                                              121                         121
  5,300                    5,300   The Montana Power Company                                       233                         233
                                                                                           ------------  ------------  ------------
                                                                                                   354         -               354
                                                                                           ------------  ------------  ------------

                                   Entertainment & Leisure  0.1%
  4,600                    4,600   The Walt Disney Company                                         199         -               199
                                                                                           ------------  ------------  ------------

                                   Financial Services  3.6%
 12,200                   12,200   Alliance Capital Management L.P.                                547                         547
  3,800                    3,800   American Express Company                                        570                         570
 16,200        9,967      26,167   Citigroup Inc.                                                  963           592         1,555
               7,200       7,200   Federal National Mortgage Association                                         434           434
 11,600                   11,600   Franklin Resources, Inc.                                        374                         374
 10,100                   10,100   H & R Block, Inc.                                               422                         422
  8,000                    8,000   Marsh & McLennan Companies, Inc.                                789                         789
  7,100       12,000      19,100   Morgan Stanley Dean Witter & Company                            545           921         1,466
                                                                                           ------------  ------------  ------------
                                                                                                 4,210         1,947         6,157
                                                                                           ------------  ------------  ------------

                                   Food, Beverages & Tobacco 1.3%
  8,200                    8,200   Anheuser-Busch Companies, Inc.                                  579                         579
               4,000       4,000   Heineken NV                                                                   222           222
 14,900                   14,900   PepsiCo, Inc.                                                   547                         547
  7,800       18,000      25,800   Sysco Corporation                                               293           677           970
                                                                                           ------------  ------------  ------------
                                                                                                 1,419           899         2,318
                                                                                           ------------  ------------  ------------

                                   Health Care Services & Supplies  0.2%
 10,400                   10,400   Columbia / HCA Healthcare Corporation                           296         -               296
                                                                                           ------------  ------------  ------------

                                   Insurance 0.8%
  4,500        7,500      12,000   American International Group, Inc.                              494           823         1,317
                                                                                           ------------  ------------  ------------

                                   Machinery - Industrial 0.3%
               2,000       2,000   Mannesmann AG                                                  -              530           530
                                                                                           ------------  ------------  ------------

                                   Medical Instruments 0.4%
              13,000      13,000   Guidant Corporation                                            -              746           746
                                                                                           ------------  ------------  ------------

                                   Metals & Minerals 0.2%
  2,800        2,600       5,400   Alcoa Inc.                                                      182           169           351
                                                                                           ------------  ------------  ------------

                                   Multi-Industry  0.9%
  9,800                    9,800   Pentair, Inc.                                                   375                         375
               2,500       2,500   Siemens AG ADR                                                                370           370
 19,400                   19,400   Tyco International, Ltd.                                        891                         891
                                                                                           ------------  ------------  ------------
                                                                                                 1,266           370         1,636
                                                                                           ------------  ------------  ------------

                                   Mutual Fund 0.3%
  2,800        2,600      25,645   Gateway Cincinnati Fund                                        -              498           498
                                                                                           ------------  ------------  ------------

                                   Natural Gas  0.8%
               8,500       8,500   Coastal Corporation                                                           427           427
  5,800                    5,800   El Paso Energy Corporation                                      246                         246
 11,200                   11,200   Enron Corporation                                               781                         781
                                                                                           ------------  ------------  ------------
                                                                                                 1,027           427         1,454
                                                                                           ------------  ------------  ------------

                                   Networking Products  0.4%

                See notes to the Pro Forma Financial Statements

        9,400                      9,400 Cisco Systems, Inc.*                            652          -        652
                                                                                       -----     ------     ------

                                         Oil - Domestic  0.6%

       10,200                     10,200 Phillips Petroleum Company                      484                   484
       20,000                     20,000 USX Corporation - Marathon Group, Inc.          466                   466
                                                                                       -----     ------     ------
                                                                                         950          -        950
                                                                                       -----     ------     ------

                                         Oil - International  0.9%

                     9,000         9,000 BP Amoco PLC - ADR                                         459        459
        7,088        6,600        13,688 Exxon Mobil Corporation                         551        513      1,064
                     2,500         2,500 Royal Dutch Petroleum - ADR                                143        143
                                                                                       -----     ------     ------
                                                                                         551      1,115      1,523
                                                                                       -----     ------     ------

                                         Oil - Services & Equipment  0.9%

                     1,900         1,900 Elf Aquitaine SA                                           170        170
        9,600                      9,600 Nabors Industries, Inc.*                        379                   379
                     6,600         6,600 Repsol TPF, SA                                             136        136
        9,350        4,000        13,350 Schlumberger Limited                            716        306      1,022
        1,600                      1,600 Transocean Sedco Forex Inc.                      75                    75
                                                                                       -----     ------     ------
                                                                                       1,170        612      1,612
                                                                                       -----     ------     ------

                                         Paper & Forest Products  0.3%

        7,100                      7,100 Kimberly-Clark Corporation                      412                   412
        5,100                      5,100 The Mead Corporation                            177                   177
                                                                                       -----     ------     ------
                                                                                         589          -        589
                                                                                       -----     ------     ------

                                         Printing & Publishing  0.7%

        9,550                      9,550 Harcourt General, Inc.                          357                   357
        2,700                      2,700 Houghton Mifflin Company                        112                   112
       14,000                     14,000 McGraw-Hill, Inc.                               735                   735
                                                                                       -----     ------     ------
                                                                                       1,204          -      1,204
                                                                                       -----     ------     ------

                                         Real Estate Investment Trusts (REIT's) 10.1%

       13,075                     13,075 AMB Property Corporation                        288                   288
                    13,000        13,000 Apartment Investment and Management Company                517        517
                    26,071        26,071 Archstone Communities Trust                                564        564
                    23,756        23,756 Avalaonbay Communities, Inc.                               929        929
                    30,000        30,000 BRE Properties, Inc., Class A                              838        838
                    18,000        18,000 Bedford Property Investors                                 317        317
                    12,000        12,000 Boston Properties, Inc.                                    418        418
                    10,000        10,000 Brandywine Realty Trust                                    174        174
                    15,000        15,000 CBL & Associates Properties, Inc.                          352        352
                    13,000        13,000 Camden Property Trust                                      369        369
                    39,000        39,000 Catellus Development Corporation*                          507        507
                    15,000        15,000 Chelsea GCA Realty, Inc.                                   489        489
                    20,000        20,000 Developers Diversified Realty Corporation                  304        304
                    34,000        34,000 Duke-Weeks Realty Corporation                              737        737
                    25,000        25,000 EastGroup Properties, Inc.                                 520        520
                    29,875        29,875 Equity Office Properties Trust                             812        812
                     9,000         9,000 Equity Residential Properties Trust                        409        409
                     8,000         8,000 Franchise Finance Corporation of America                   190        190
                    10,000        10,000 Healthcare Realty Trust, Inc.                              180        180
                    38,000        38,000 Host Marriot Corporation                                   406        406
                    22,250        22,250 Kimco Realty Corporation                                   886        886
                    12,000        12,000 Koger Equity, Inc.                                         210        210
                    35,000        35,000 LaSalle Hotel Properties                                   529        529
                    13,000        13,000 Liberties Property Trust                                   322        322
                     7,000         7,000 The Macerich Company                                       162        162
                    25,000        25,000 Mack-Cali Realty Corporation                               644        644
                    21,000        21,000 MeriStar Hospitality Corporation                           415        415
                    19,000        19,000 The Mills Corporation                                      342        342
                    32,000        32,000 Pacific Gulf Properties, Inc.                              688        688
                    12,000        12,000 Public Storage, Inc.                                       268        268
                     8,000         8,000 Realty Income Corporation                                  174        174
                    10,000        10,000 Reckson Associates Realty Corporation                      201        201
                    18,080        18,080 Simon Property Group, Inc.                                 459        459
                    14,000        14,000 Spieker Properties, Inc.                                   620        620
                    16,500        16,500 Starwood Hotels & Resorts, Inc.                            469        469
                     7,000         7,000 Storage USA, Inc.                                          205        205
                    16,800        16,800 Summit Properties, Inc.                                    335        335
                     5,000         5,000 Sun Communities, Inc.                                      166        166
                    25,000        25,000 Sun Hung Kai Properties Ltd.                               539        539
                    14,000        14,000 Vornado Realty Trust                                       483        483
                                                                                       -----     ------     ------
                                                                                         288     17,149     17,437
                                                                                       -----     ------     ------

                                         Retail  2.4%

        4,300                      4,300 Costco Wholesale Corporation*                   232                   232
       12,635       18,000        30,635 Gap, Inc.                                       464        661      1,125
        1,200                      1,200 Kohl's Corporation*                              58                    58
        5,500                      5,500 Lowe's Cormpanies, Inc.                         272                   272
                    20,000        20,000 Luxottica Group SPA                                        477        477
                     9,000         9,000 Safeway, Inc*                                              397        397
        3,500                      3,500 Target Corporation                              233                   233
       19,100                     19,100 Walgreen Company                                537                   537
                    15,000        15,000 Wal-Mart Stores, Inc.                                      831        831
                                                                                       -----     ------     ------
                                                                                       1,796      2,366      4,162
                                                                                       -----     ------     ------

                See notes to the Pro Forma Financial Statements

                                         Semiconductors  2.2%

        5,900       14,000        19,900 Intel Corporation                                          748      1,775        2,523
        7,500                      7,500 Texas Instruments, Inc.                                  1,222                   1,222
                                                                                                 ------     ------       ------
                                                                                                  1,970      1,775        3,745
                                                                                                 ------     ------       ------

                                         Telecommunications  4.3%

       11,500                     11,500 AT&T Corporation                                           537                     537
        7,400                      7,400 ALLTEL Corporation                                         493                     493
       13,900                     13,900 Bell Atlantic Corporation                                  823                     823
        9,900                      9,900 Broadwing Inc.*                                            280                     280
                    13,800        13,800 Cable & Wireless PLC                                                  681          681
                     2,500         2,500 COLT Telecom Group PLC*                                               427          427
                     5,600         5,600 GTE Corporation                                                       379          379
                    14,800        14,800 Lucent Technologies, Inc.                                             920          920
                    12,000        12,000 MCI Worldcom, Inc.                                                    545          545
       14,500                     14,500 Sprint Corporation                                         892                     892
                     8,044         8,044 SBC Communications, Inc.                                              352          352
                     3,100         3,100 Telecom Italia SPA*                                                   443          443
                     4,600         4,600 Telefoneos de Mexico ADR                                              271          271
                     5,692         5,692 Telefonica SA                                                         377          377
                    12,000        12,000 Vodafone AirTouch PLC                                                 564          564
                                                                                                 ------     ------       ------
                                                                                                  3,025      4,959        7,420
                                                                                                 ------     ------       ------
                                         Telecommunications Equipment 3.5%

                    10,000        10,000 Alcatel                                                               454          454
        1,600                      1,600 Corning Incorporated                                       316                     316
        2,800       10,500        13,300 Ericsson AB ADR                                            248        929        1,177
        1,675                      1,675 Motorola, Inc.                                             199                     199
       11,200       24,000        35,200 Nokia Corp. - ADR                                          637      1,365        2,002
        7,300        9,400        16,700 Nortel Networks Corporation                                827      1,065        1,892
                                                                                                 ------     ------       ------
                                                                                                  2,227      3,813        6,040
                                                                                                 ------     ------       ------

                                         Transportation  0.5%

        5,600                      5,600 Expeditors International of Washington, Inc.               239                     239
        8,400                      8,400 United Parcel Service, Inc.                                559                     559
                                                                                                 ------     ------       ------
                                                                                                    798          -          798
                                                                                                 ------     ------       ------

                                                                                                 ------     ------       ------
                                         Total Common Stocks (Cost $67,480)                      45,844     49,309       95,153
                                                                                                 ------     ------       ------


                                         PREFERRED STOCKS 1.1%
                                         Chemicals 0.1%

        5,000                      5,000 Monsanto Corporation, (convertible into Pharmacia
                                            Corporation common stock)
                                            6.50%, 11/30/03                                         226                     226

                                         Communications & Media  0.5%

        1,600                      1,600 Cox Communications Inc.,
                                            7.75%, 11/15/29 (convertible to Sprint PCS
                                            common stock)                                           163                     163
        1,000                      1,000 Global Crossing Inc.,
                                            6.75%, 4/15/12 (convertible to Global Crossing
                                            Inc. common stock)                                      252                     252
                     6,700         6,700 The News Corporation Ltd.                                             295          295
                                                                                                 ------     ------       ------
                                                                                                    415        295          936
                                                                                                 ------     ------       ------

                                         Food, Beverages & Tobacco 0.2%

        6,300                      6,300 Seagram Company Ltd.,
                                            7.50%, 6/21/02 (convertible to Seagram Company
                                            Ltd. common stock)                                      321                     321

                                         Natural Gas 0.3%

       27,300                     27,300 Enron Corporation,
                                            7.00%, 7/31/02 (convertible to EOG Resources,
                                            common stock)                                           642                     642
                                                                                                 ------     ------       ------
                                         Total Preferred Stocks (Cost $1,611)                     1,604        295        1,899
                                                                                                 ------     ------       ------

                                         CLOSED-END INVESTMENT COMPANIES 0.8%

                     8,000         8,000 Italy Fund, Ince (The)                                                145          145
                    13,500        13,500 Mexico Fund (The)                                                     204          204
                    53,300        53,300 Morgan Stanley Asia-Pacific Fund                                      566          566
                    45,100        45,100 Templeton Dragon Fund, Inc.                                           358          358
                     6,500         6,500 WEBS Italy Index Fund, Inc.                                           152          152
                                                                                                 ------     ------       ------
                                         Total Closed-End Investment Companies (Cost $1,124)          -      1,425        1,425
                                                                                                 ------     ------       ------

                                                                                                                         Pro Forma
    Firstar          Stellar         Pro Forma                                                  Firstar      Stellar      Combined
Principal Amount Principal Amout  Principal Amount                                           Market Value Market Value  Market Value
---------------- ---------------  ----------------                                           ------------ ------------  ------------
                                         LONG-TERM INVESTMENTS 34.7%
                                         Asset-Backed Securities 2.1%
                                         Auto Loan Receivables 0.5%

                See notes to the Pro Forma Financial Statements

                                         Banc One Auto Grantor Trust,
         $ 57                       $ 57    Series 1997-A, Class A, 6.27%, 11/20/03                   57                    57
                                         Chase Manhattan Auto Owner Trust,
          300                        300    Series 1997-B, Class A5, 6.60%, 3/15/02                  299                   299
                                         Honda Auto Lease Trust,
          500                        500    Series 1999-A, Class A5, 6.65%, 7/15/05                  495                   495
                                                                                                   -----      -----      -----
                                                                                                     851          -        851
                                                                                                   -----      -----      -----

                                         Credit Card Receivables 1.0%

                                         Chemical Master Credit Card Trust I,
          250                        250    Series 1995-2, Class A, 6.23%, 6/15/03                   249                   249
                                         Citibank Credit Card Master Trust I, Principal Only:
          300                        300    Series 1996-1, Class A, 0.00%, 2/07/01                   284                   284
          800                        800    Series 1997-6, Class A, 0.00%, 8/15/06                   580                   580
                                         Discover Card Master Trust I,
          500                        500    Series 1995-2, Class A, 6.55%, 8/15/00                   500                   500
                                         Sears Credit Account Master Trust,
          150                        150    Series 1995-2, Class A, 8.10%, 6/15/04                   151                   151
                                                                                                   -----      -----      -----
                                                                                                   1,764          -      1,764
                                                                                                   -----      -----      -----

                                         Home Equity Loan Receivables 0.6%

                                         Contimortgage Home Equity Loan Trust,
          502                        502    Series 1997-3, Class A9, 7.12%, 8/15/28                  482                   482
                                         GE Capital Mortgage Services, Inc.,
          200                        200    Series 1996-HE1, Class A4, 7.30%, 2/25/25                198                   198
                                         Green Tree Home Equity Loan Trust,
          300                        300    Series 1997-B, Class A6, 7.12%, 4/15/27                  297                   297
                                                                                                   -----      -----      -----
                                                                                                     977          -        977
                                                                                                   -----      -----      -----

                                         Corporate Bonds  8.4%

                                         ABN Amro Bank Guarantee,
          250                        250    7.25%, 5/31/05                                           245                   245
                                         Air 2 US,
          100                        100    10.127%, 10/01/20                                        101                   101
                                         American West Airlines Pass-Thru Certificates,
          125                        125    8.54%, 1/02/06 (Acquired 9/14/99, Cost $125)*            123                   123
                                         AT&T Capital Corp. Company Guarantee,
          200                        200    6.25%, 5/15/01                                           198                   198
                                         Ashland, Inc. Medium Term Notes,
                     $ 250           250    7.90%, 8/05/06                                                      246        246
                                         Associates Corporation of North America Senior Notes,
          150                        150    7.50%, 4/15/02                                           150                   150
                                         Bank One Corporation Notes,
          250                        250    6.875%, 8/01/06                                          237                   237
                                         BankAmerica Corporation Subordinated Notes,
          185                        185    9.20%, 5/15/03                                           192                   192
                                         BankBoston Corporation Subordinated Notes,
          200                        200    6.625%, 2/01/04                                          192                   192
                                         Bankers Trust Corporation Subordinated Notes,
          200                        200    7.50%, 11/15/15                                          189                   189
                                         Bank of New York Subordinated Notes,
          150                        150    7.875%, 11/15/02                                         150                   150
                                         Bank of Oklahoma Subordinated Notes,
          300                        300    7.125%, 8/15/07                                          278                   278
                                         Barclays North American Capital Corp. Debentures,
          300                        300    9.75%, 5/15/21                                           319                   319
                                         Bear Stearns Co., Inc. Senior Notes
                       243           243    6.45%, 8/01/02                                                      250        250
                                         CE Generations LLC,
          400                        400    7.416%, 12/15/18                                         362                   362
                                         Chevron Capital USA Inc. Guaranteed Notes,
                       250                  7.45%, 8/15/04                                                      247        247
                                         Citicorp Subordinated Notes,
          100                        100    9.50%, 2/01/02                                           103                   103
                                         Citgroup, Inc. Senior Notes
                     1,000         1,000    9.50%, 3/01/02                                                    1,035      1,035
                                         Conectiv, Inc. Medium Term Notes,
          225                        225    6.73%, 6/01/06                                           217                   217
                                         Continental Airlines Inc. Pass-Thru Certificates,
          173                        173    6.80%, 7/02/07                                           163                   163
                                         Continental Cablevision, Inc. Debentures,
          100                        100    9.50%, 8/01/13                                           107                   107
                                         Donaldson, Lufkin & Jenrette Senior Notes,
          200                        200    5.875%, 4/01/02                                          193                   193
                                         Dow Chemical Pass Thru Certificates,
                       105                  7.60%, 1/02/02                                                      105        105
                                         Duty Free International, Inc. Notes,
          250                        250    7.00%, 1/15/04                                           245                   245
                                         Dynegy, Inc. Senior Notes,
          200                        200    7.45%, 7/15/06                                           191                   191
                                         Enron Corporation Notes,
                        50            50    7.625% 9/10/04                                                       49         49
                                         Enserch Corporation,
                       500                  6.25% 1/01/03                                                       481        481
                                         Federal Express Corporation Notes,
          180                        180    9.65%, 6/15/12                                           194                   194
                                         FPL Group Capital, Inc. Guaranteed Notes,
          150                        150    7.625%, 9/15/06                                          148                   148
                                         Ford Motor Credit Corporation Notes:
                       200           200    6.11%, 12/28/01                                                     196        196

                See notes to the Pro Forma Financial Statements

                       250           250    6.375%, 2/01/29                                               206        206
                                         Goldman Sachs Group Notes,
          400                        400    6.25%, 2/01/03 (Acquired 6/30/99, Cost $393)**     384                   384
                                         International Lease Finance Corporation Notes,
                       250           250    8.375%, 12/15/04                                              255        255
                                         Lehman Brothers, Inc. Senior Notes,
          150                        150    8.75%, 5/15/02                                     152                   152
                                         Lehman Brothers, Inc.  Notes,
                     1,000         1,000    6.50%, 10/01/02                                               971        971
                                         Lehman Brothers, Inc. Medium Term Notes,
          375                        375    7.50%, 9/01/06                                     364                   364
                                         Marlin Water Trust Senior Notes,
           97                         97    7.09%, 12/15/01 (Acquired 12/9/98, Cost $97)**      95                    95
                                         Merrill Lynch & Co. Notes:
          225                        225    8.30%, 11/01/02                                    230                   230
                       200           200    6.25%, 10/15/08                                               180        180
                                         Midlantic Corporation Subordinated Notes,
          240                        240    9.20%, 8/01/01                                     245                   245
                                         Morgan Stanley Group Debentures,
          300                        300    8.875%, 10/15/01                                   306                   306
                                         Morgan Stanley Senior Notes,
                       500           500    5.625%, 1/20/04                                               468        468
                                         National Westminster Bank Debentures,
          300                        300    9.375%, 11/15/03                                   314                   314
                                         Oneok, Inc. Notes,
          125                        125    7.75%, 8/15/06                                     123                   123
                                         Paine Webber Group, Inc. Subordinated Notes,
          200                        200    7.75%, 9/01/02                                     199                   199
                                         Principal Financial Group Senior Notes,
          400                        400    8.20%, 8/15/09 (Acquired 8/18/99, Cost $399)**     399                   399
                                         PSI Energy Debentures,
          150                        150    7.85%, 10/15/07                                    145                   145
                                         J.C. Penny Company, Inc. Debentures,
          150                        150    8.25%, 8/15/22                                     122                   122
                                         Salomon, Inc. Notes:
          409                        409    7.50%, 2/01/03                                     407                   407
          277                        277    7.00%, 6/15/03                                     272                   272
                                         Sears Roebuck Acceptance Corporation Notes,
                       500           500    7.00%, 6/15/07                                                469        469
                                         Standard Federal Bancorp Medium Term Notes,
          250                        250    7.75%, 7/17/06                                     245                   245
                                         Zurich Capital Trust Company Guarantee,
                       365           365    8.376%, 6/01/37                                               345        345
                                         Washington Mutual, Inc. Notes,
          250                        250    7.50%, 8/15/06                                     242                   242
                                         Westdeutsche Landesbank Subordinated Notes:
          200                        200    6.05%, 1/15/09                                     175                   175
          400                        400    6.75%, 6/15/05                                     382                   382
                                                                                             -----      -----     ------
                                                                                             9,098      5,503     14,601
                                                                                             -----      -----     ------

                                         International/Yankee (U.S. $ Denominated) 1.4%

                                         Ford Capital BV Debentures:
          200                        200    9.375%, 5/15/01                                    204                   204
          150                        150    9.50%, 6/01/10                                     162                   162
                                         Household Netherlands BV Company Guarantee,
          125                        125    6.20%, 12/01/03                                    119                   119
                                         Korea Development Bank Bonds,
          230                        230    7.125%, 9/17/01                                    227                   227
                                         Metronet Communicationas Corp. Senior Notes,
          300                        300    9.95%, 6/15/08                                     236                   236
                                         Norsk Hydro A/S Debentures,
           50                         50    9.00%, 4/15/12                                      54                    54
                                         Stagecoach Holdings PLC Notes,
          200                        200    8.625%, 11/15/09                                   163                   163
                                         Trans-Canada Pipelines Subordinated Debentures,
                     1,000         1,000    9.125%, 4/20/06                                             1,063      1,063
                                         Trans-Canada Pipelines Debentures,
                       200           200    9.875%, 1/01/21                                               235        235
                                         Wharf Capital International Ltd. Notes,
           50                         50    7.625%, 3/13/07                                     46                    46
                                                                                             -----      -----     ------
                                                                                             1,211      1,298      2,509
                                                                                             -----      -----     ------

                                         U.S. Government Agency-Backed Mortgage Issues 4.5%

                                         Federal Home Loan Bank (FHLB)
                     2,000         2,000    6.00%, 8/15/02                                              1,951      1,951
                                         Federal Home Loan Mortgage Corporation (FHLMC)
                                         Real Estate Mortgage Investment Conduit (REMIC),
           51                         51    Series 1201, Class E, 7.40%, 12/15/21               51                    51
                                         Federal National Mortgage Association (FNMA)
                     1,000         1,000    5.125%, 2/13/04                                               930        930
                       500           500    5.25%, 1/15/09                                                434        434
                       250           250    6.625%, 9/15/09                                               239        239
                       250           250    6.93%, 9/17/12                                                235        235
                       250           250    6.25%, 5/15/29                                                221        221
                                            Real Estate Mortgage Investment Conduit (REMIC):
                       333           333    Series 1996-21, Class PK, 6.00%, 2/25/11                      303        303
           39                         39    Series 1989-2, Class D, 8.80%, 1/25/19              40                    40
                       255           255    Series 1990-63, Class H, 9.50%, 6/25/20                       264        264
           48                         48    Series 1990-89, Class K, 6.50%, 7/25/20             46                    46

                See notes to the Pro Forma Financial Statements

           23                         23    Series 1991-147, Class K, 7.00%, 1/25/21                  23                    23
                       750           750    Series 1993-210, Class PL, 6.50%, 4/25/23                           703        703
                                         Government National Mortgage Association (GNMA)
                       276           276    7.50%, 6/15/27, Pool #447728                                        272        272
                                            Real Estate Mortgage Investment Conduit (REMIC),
           67                         67    Series 3, Class F, 6.50%, 6/17/20                         64                    64
                                         SALLIE MAE Floating Rate Notes:
                     1,000         1,000    6.152%, 7/20/00                                                   1,000      1,000
                     1,000         1,000    6.042%, 3/07/01                                                     999        999
                                                                                                --------   --------  ---------
                                                                                                     224      7,551      7,775
                                                                                                --------   --------  ---------
                                         U.S. Treasury Obligations 18.3%

                                         U.S. Treasury Bonds,
        8,250                      8,250    11.625%, 11/15/02                                      9,186                 9,186
                       685           685    9.875%, 11/15/15                                                    921        921
                       250           250    9.00%, 11/15/18                                                     323        323
                     1,500         1,500    6.75%, 8/15/26                                                    1,604      1,604
                                         U.S. Treasury Notes,
                     1,000         1,000    5.875%, 10/31/01                                                    989        989
        1,850                      1,850    6.375%, 8/15/02                                        1,839                 1,839
                                         U.S. Treasury Strips, Principal Only,
       22,280                     22,280    0.00%, 11/15/04                                       16,542                16,542
                     1,000         1,000    0.00%, 11/15/27                                                     197        197
                                                                                                --------   --------  ---------
                                                                                                  27,567      4,034     31,601
                                                                                                --------   --------  ---------

                                         Total Long-Term Investments (Cost $58,679)               41,692     18,386     60,078
                                                                                                --------   --------  ---------

                                         SHORT-TERM INVESTMENTS  8.6%
                                         Commercial Paper 0.4%

                                         Dupont Ei De Nemours Corporation

                       400           400    0.00%, 5/22/00                                                      398        398
                                         General Electric Capital Corporation
                       250           250    0.00%, 5/03/00                                                      250        250
                                                                                                --------   --------  ---------
                                                                                                       -        648        648
                                                                                                --------   --------  ---------

                                         Repurchase Agreements 4.5%

                                         Donaldson, Lufkin and Jenrette Securities Corp., 5.73%
                                            due 5/01/00 (Collateralized by U.S. Government
                  7,749            7,749    Securities)                                                -      7,749      7,749
                                                                                                --------   --------  ---------

                                         U.S. Government Agencies 0.3%

                                         Federal Farm Credit Bank (FFCB),
                   560               560    0.00%, 5/19/00                                             -        558        558
                                                                                                --------   --------  ---------

   Number        Number        Number
  of Shares     of Shares     of Shares
-------------- ------------  ------------
                                         Investment Companies 3.4%

            5                          5 Financial Square Prime Obligation Fund                        5                     5
                       500           500 Flex Funds                                                             500        500
                     1,000         1,000 Government Money Market                                              1,000      1,000
                     2,500         2,500 RNC Money Market Fund                                                2,500      2,500
        1,951                      1,951 Short-Term Investments Co. Liquid Assets Portfolio        1,951                 1,951
                                                                                                --------   --------  ---------
                                         Total Investment Companies (Cost $1,956)                  1,956      4,000      5,956
                                                                                                --------   --------  ---------

                                         Total Short-Term Investments (Cost $14,915)               1,956     12,955     14,911
                                                                                                --------   --------  ---------

                                         Total Investments (Cost $143,809) 100.0%               $ 91,096   $ 82,370  $ 173,466
                                                                                                ========   ========  =========

                                       * Non-income producing
                                      ** Unregistered Security

                See notes to the Pro Forma Financial Statements

FIRSTAR BALANCED GROWTH FUND

FIRSTAR BALANCED GROWTH FUND / MERCANTILE BALANCED PORTFOLIO
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Amounts in thousands)                                           April 30, 2000
(Unaudited)

                              Pro Forma                                                                           Pro Forma
   Firstar      Mercantile    Combined                                             Firstar        Mercantile       Combined
   Shares         Shares       Shares                                            Market Value    Market Value    Market Value
-------------  ------------  -----------                                        --------------  --------------  --------------
                                           COMMON STOCKS  63.8%
                                           Aerospace & Defense  0.4%
     19,700                     19,700     General Dynamics Corporation             $ 1,152                          $ 1,152
      7,000                      7,000     Orbital Sciences Corporation*                 88                               88
                                                                                   ---------       ----------       ---------
                                                                                      1,240                -           1,240
                                                                                   ---------       ----------       ---------
                                           Air Transportation 0.2%
     30,800                     30,800     Southwest Airlines                           668                -             668
                                                                                   ---------       ----------       ---------

                                           Banking 2.4%
      7,300                      7,300     Bank United Corporation - Class A            242                              242
      3,900                      3,900     CCB Financial Corporation                    154                              154
      5,750                      5,750     Charter One Financial, Inc.                  117                              117
     14,100          12,735     26,835     Chase Manhattan Corporation                1,016         $    918           1,934
      4,400                      4,400     Commerce Bancorp, Inc.                       175                              175
      1,500                      1,500     Cullen/Frost Bankers, Inc.                    37                               37
     16,500                     16,500     Fifth Third Bancorp                        1,042                            1,042
      2,300                      2,300     First Tennessee National Corporation          44                               44
                     34,694     34,694     First Union Corporation                                     1,106           1,106
      3,700                      3,700     Marshall & Ilsley Corporation                172                              172
      3,500                      3,500     North Fork Bancorporation, Inc.               57                               57
      7,000                      7,000     Sovereign Bancorp, Inc.                       48                               48
     24,400                     24,400     State Street Corporation                   2,364                            2,364
      2,200                      2,200     TCF Financial Corporation                     51                               51
      2,000                      2,000     Zions Bancorporation                          83                               83
                                                                                   ---------       ----------       ---------
                                                                                      5,602            2,024           7,626
                                                                                   ---------       ----------       ---------

                                           Batteries 0.1%
                     13,233     13,233     Energizer Holdings, Inc.*                                     226             226
     5,100                       5,100     Rayovac Corporation*                         106                              106
                                                                                   ---------       ----------       ---------
                                                                                        106              226             332
                                                                                   ---------       ----------       ---------

                                           Building & Construction 0.7%
     9,300                       9,300     Astec Industries, Inc.*                      234                              234
     5,100                       5,100     Granite Construction, Inc.                   121                              121
     2,800                       2,800     Martin Marietta Materials, Inc.              148                              148
                     60,950     60,950     Masco Corporation                                           1,368           1,368
        800                        800     Southdown, Inc.                               46                               46
     10,700                     10,700     Texas Industries, Inc.                       349                              349
      5,400                      5,400     U.S. Aggregates, Inc.*                        92                               92
                                                                                   ---------       ----------       ---------
                                                                                        990            1,368           2,358
                                                                                   ---------       ----------       ---------

                                           Business Services  3.3%
     9,300                       9,300     Affiliated Computer Services, Inc.*          308                              308
    10,500                      10,500     The BISYS Group, Inc.*                       657                              657
     4,900                       4,900     Ceridian Corporation*                        106                              106
     1,300                       1,300     CheckFree Holdings Corporation*               66                               66
     3,850                       3,850     Cintas Corporation                           153                              153
                     22,300     22,300     Cisco Systems, Inc.*                                        1,546           1,546
    12,900                      12,900     Computer Sciences Corporation*             1,052                            1,052
     3,500                       3,500     Diebold, Inc.                                101                              101
                      7,100      7,100     Electronic Data Systems Corporation                           488             488
    47,400           20,877     68,277     First Data Corporation                     2,308            1,016           3,324
     8,555                       8,555     FIserv, Inc. *                               393                              393
    12,900                      12,900     F.Y.I. Inc. *                                346                              346
     3,400                       3,400     Manpower Inc.                                120                              120
     3,500                       3,500     NCO Group, Inc.*                             120                              120
     6,300                       6,300     Robert Half International Inc.               385                              385
    21,900                      21,900     Sabre Group Holdings, Inc. *                 765                              765
    11,200                      11,200     The Source Information Management
                                           Company*                                     165                              165
     6,600                       6,600     Steiner Leisure Ltd.                         133                              133
     3,450                       3,450     Symbol Technologies, Inc.                    192                              192
     2,400                       2,400     Viad Corp.                                    61                               61
                                                                                   ---------       ----------       ---------
                                                                                      7,431            3,050          10,481
                                                                                   ---------       ----------       ---------

                                           Chemicals 0.4%
    14,800                      14,800     M.A. Hanna Company                           170                              170
     8,900                       8,900     Minerals Technologies Inc.                   412                              412
                     44,681     44,681     Solutia, Inc.                                                 609             609
                                                                                   ---------       ----------       ---------
                                                                                        582              609           1,191
                                                                                   ---------       ----------       ---------

                See notes to the Pro Forma Financial Statements

                                           Communications & Media  2.1%
    47,200                      47,200     Charter Communications, Inc.*                  693                              693
     2,300                       2,300     Citadel Communications Corporation*             90                               90
    27,000                      27,000     The Walt Disney Company                      1,169                            1,169
     1,200                       1,200     Hispanic Broadcasting Corporation*             121                              121
    27,300                      27,300     Infinity Broadcasting*                         926                              926
    33,800                      33,800     Interpublic Group of Companies, Inc.         1,386                            1,386
    16,900                      16,900     Omnicom Group, Inc.                          1,539                            1,539
                      6,182      6,182     Time Warner Inc.                                                556             556
     1,200                       1,200     Univision Communications Inc.*                 131                              131
                                                                                     ---------       ----------       ---------
                                                                                        6,055              556           6,611
                                                                                     ---------       ----------       ---------

                                           Computers  1.6%
    13,200                      13,200     ASM Lithography Holding N.V.*                  528                              528
                     20,100     20,100     Compaq Computer Corporation                                     588             588
    14,600                      14,600     EMC Corporation*                             2,028                            2,028
    19,100                      19,100     Sun Microsystems, Inc.*                      1,756                            1,756
     4,800                       4,800     Zebra Technologies Corporation*                274                              274
                                                                                     ---------       ----------       ---------
                                                                                        4,586              588           5,174
                                                                                     ---------       ----------       ---------

                                           Containers  0.2%
                     31,027     31,027     Crown Cork & Seal Company, Inc.                  -              504             504
                                                                                     ---------       ----------       ---------

                                           Cosmetics & Soap  0.4%
                     11,253     11,253     Estee Laudee Companies Inc.                                     497             497
                     14,290     14,290     Gillette Company                                                529             529
                      5,800      5,800     Procter & Gamble Company                                        346             346
                                                                                     ---------       ----------       ---------
                                                                                            -            1,372           1,372
                                                                                     ---------       ----------       ---------

                                           Data Processing  0.7%
    27,200                      27,200     Acxiom Corporation*                            734                              734
     3,200                       3,200     ChoicePoint, Inc.*                             122                              122
     1,300                       1,300     CSG Systems International, Inc.*                60                               60
     4,200                       4,200     National Computer Systems, Inc.                216                              216
     1,900                       1,900     Shared Medical Systems Corporation              79                               79
    29,700                      29,700     SunGard Data Systems, Inc.                   1,026                            1,026
                                                                                     ---------       ----------       ---------
                                                                                        2,237                -           2,237
                                                                                     ---------       ----------       ---------

                                           Distribution  0.2%
     5,700                       5,700     CDW Computer Centers, Inc.*                    593                              593
     1,200                       1,200     Fastenal Company                                70                               70
                                                                                     ---------       ----------       ---------
                                                                                          663                -             663
                                                                                     ---------       ----------       ---------

                                           Drugs 4.1%
     3,800                       3,800     Alphama Inc. -Class A                          147                              147
     3,800                       3,800     ALZA Corporation - Class A*                    167                              167
    18,000           17,184     35,184     Bristol-Myers Squibb Company                   944              901           1,845
    29,100           16,910     46,010     Eli Lilly & Company                          2,250            1,307           3,557
     2,100                       2,100     Forest Laboratories, Inc.*                     177                              177
     1,400                       1,400     MedImmune, Inc.*                               224                              224
    16,500           15,264     31,764     Merck & Co., Inc.                            1,147            1,061           2,208
                     24,288     24,288     Schering-Plough Corporation                                     979             979
       900                         900     Sepracor Inc.*                                  83                               83
     7,300                       7,300     Shire Pharmaceuticals Group PLC - ADR*         294                              294
    24,400                      24,400     Warner-Lambert Company                       2,777                            2,777
    14,900                      14,900     Watson Pharmaceuticals, Inc.*                  670                              670
                                                                                     ---------       ----------       ---------
                                                                                        8,880            4,248          13,128
                                                                                     ---------       ----------       ---------

                                           Electric  0.6%
     7,100                       7,100     AES Corporation*                                                639             639
    21,723                      21,723     Cinergy Corporation                                             581             581
    10,306                      10,306     Duke Energy Corporation                                         593             593
                                                                                     ---------       ----------       ---------
                                                                                            -            1,813           1,813
                                                                                     ---------       ----------       ---------

                                           Electrical Equipment  0.4%
     7,796                       7,796     General Electric Company                         -            1,226           1,226
                                                                                     ---------       ----------       ---------

                                           Electronics  0.4%
     8,427                       8,427     Hewlett-Packard Company                          -            1,138           1,138
                                                                                     ---------       ----------       ---------

                                           Electronic Components &
                                           Semiconductors  8.1%
     1,000                       1,000     Aeroflex Inc.*                                  37                               37
                      6,940      6,940     Altera Corporation*                                             710             710
    14,200                      14,200     Analog Devices, Inc. *                       1,091                            1,091
    19,600            9,016     28,616     Applied Materials, Inc.*                     1,996              918           2,914
       500                         500     Applied Micro Circuits Corporation*             64                               64
     4,400                       4,400     Atmel Corporation*                             215                              215
     5,600                       5,600     ATMI, Inc.*                                    216                              216
       500                         500     AVX Corporation                                 49                               49
     8,000                       8,000     Benchmark Electronics, Inc.*                   321                              321
     4,200                       4,200     Broadcom Corporation*                          724                              724
     2,200                       2,200     Burr-Brown Corporation*                        150                              150

                See notes to the Pro Forma Financial Statements

                                           Electronic Components &
                                           Semiconductors  8.1% (cont.)
    12,600                      12,600     Conexant Systems, Inc.*                        754                              754
     1,900                       1,900     Credence Systems Corporation*                  271                              271
     3,400                       3,400     CTS Corporation                                214                              214
     2,000                       2,000     Exar Corporation*                              160                              160
    15,900                      15,900     Flextronics International Ltd.*              1,117                            1,117
    16,100                      16,100     Infineon Technologies ADR*                   1,093                            1,093
    11,000                      11,000     Integrated Device Technology, Inc.*            529                              529
    19,100            8,000     27,100     Intel Corporation                            2,422            1,015           3,437
       500                         500     Intersil Holding Corporation*                   17                               17
                     11,272     11,272     KLA-Tencor Corporation*                                         844             844
     3,200                       3,200     Kulicke & Soffa Industries, Inc. *             251                              251
     3,000                       3,000     Lam Research Corporation*                      138                              138
     1,800                       1,800     LSI Logic Corporation*                         112                              112
     6,700            8,800     15,500     Maxim Integrated Products, Inc. *              434              570           1,004
     2,000                       2,000     Micrel, Inc.*                                  173                              173
    23,312                      23,312     Molex, Inc. - Class A                          932                              932
     7,400                       7,400     Novellus Systems, Inc.*                        493                              493
     5,600                       5,600     PMC - Sierra, Inc.*                          1,075                            1,075
     3,500                       3,500     Phototronics, Inc.*                            117                              117
     3,200                       3,200     Sanmina Corporation *                          192                              192
     2,000                       2,000     Semtech Corporation*                           136                              136
     5,300                       5,300     STMicroelectronics N.V.                      1,005                            1,005
     6,000                       6,000     Teradyne, Inc.*                                660                              660
    22,000                      22,000     Texas Instruments, Inc.                      3,583                            3,583
     2,200                       2,200     TriQuint Semiconductor, Inc. *                 226                              226
     3,200                       3,200     SCI Systems, Inc.*                             170                              170
     2,500                       2,500     Veeco Instruments Inc.*                        155                              155
     3,800                       3,800     Vitesse Semiconductor*                         259                              259
     2,100                       2,100     Xilinx, Inc.*                                  154                              154
                                                                                     ---------       ----------       ---------
                                                                                       21,705            4,057          25,762
                                                                                     ---------       ----------       ---------

                                           Entertainment & Leisure 0.6%
     3,600                       3,600     Anchor Gaming*                                 145                              145
    38,100           25,100     63,200     Carnival Corporation                           948              624           1,572
     8,400                       8,400     Cinar Films Inc. - Class B *                    59                               59
                                                                                     ---------       ----------       ---------
                                                                                        1,152              624           1,776
                                                                                     ---------       ----------       ---------

                                           Financial Services  3.0%
    27,050                      27,050     Concord EFS, Inc. *                            605                              605
     6,900                       6,900     E*Trade Group, Inc.*                           148                              148
    14,600                      14,600     Federal Home Loan Mortgage Corporation         671                              671
     7,900                       7,900     Federal National Mortgage Association          476                              476
     4,200                       4,200     Federated Investors, Inc.                      119                              119
    24,900                      24,900     Franklin Resources, Inc.                       803                              803
                     25,793     25,793     Heller Financial, Inc.                                          501             501
    63,700           49,042     12,742     MBNA Corporation                             1,692            1,303           2,995
    20,600            7,900     28,500     Morgan Stanley Dean Witter & Company         1,581              606           2,187
                     31,511     31,511     SLM Holding Corporation                                         987             987
                                                                                     ---------       ----------       ---------
                                                                                        6,095            3,397           9,492
                                                                                     ---------       ----------       ---------

                                           Food & Beverage 1.6%
     2,800                       2,800     Canandaigua Brands, Inc.*                      141                              141
                     30,000     30,000     Heinz (H.J.) Company                                          1,020           1,020
    16,500           30,464     46,964     PepsiCo, Inc.                                  605            1,118           1,723
                     37,800     37,800     Ralston-Ralston Purina Group                                    669             669
     6,500                       6,500     SUPERVALU, Inc.                                134                              134
                     31,927     31,927     SYSCO Corporation                                             1,201           1,201
    15,400                      15,400     Universal Foods Corporation                    253                              253
                                                                                     ---------       ----------       ---------
                                                                                        1,133            4,008           5,141
                                                                                     ---------       ----------       ---------

                                           Health Care Services & Supplies  0.8%
    20,625                      20,625     Cardinal Health, Inc.                        1,136                            1,136
    24,353                      24,353     Health Management Associates, Inc. -
                                             Class A                                      388                              388
    46,200                      46,200     IMS Health Inc.                                788                              788
     9,700                       9,700     Lincare Holdings, Inc. *                       296                              296
       600                         600     Omnicare, Inc.                                   9                                9
                                                                                     ---------       ----------       ---------
                                                                                        2,617                -           2,617
                                                                                     ---------       ----------       ---------

                                           Insurance  2.1%
    19,400                      19,400     AFLAC, Inc.                                    947                              947
     1,900                       1,900     Allmerica Financial Corporation                103                              103
     3,400                       3,400     Ambac Financial Group, Inc.                    163                              163
    19,755                      19,755     American International Group                 2,167                            2,167
     9,900                       9,900     Aon Corporation                                268                              268
    13,200                      13,200     Arthur J. Gallagher & Company                  492                              492
     6,800                       6,800     Enhance Financial Services Group Inc.           69                               69
     3,900                       3,900     Financial Security Assurance
                                             Holdings Ltd.                                288                              288
     7,200                       7,200     Hooper Holmes, Inc.                            125                              125
       600                         600     Jefferson - Pilot Corporation                   40                               40
    17,400                      17,400     MetLife, Inc.*                                 288                              288
    26,100                      26,100     MGIC Investment Corporation                  1,248                            1,248
     1,900                       1,900     Nationwide Financial Services, Inc.             53                               53
     1,350                       1,350     The PMI Group, Inc.                             65                               65

                See notes to the Pro Forma Financial Statements


     8,500                       8,500     Protective Life Corporation                    202                              202
     1,900                       1,900     ReliaStar Financial Corporation                 82                               82
     1,800                       1,800     Torchmark Corporation                           44                               44
     3,000                       3,000     XL Capital Ltd.                                143                              143
                                                                                     ---------       ----------       ---------
                                                                                        6,787                -           6,787
                                                                                     ---------       ----------       ---------

                                           Internet Products & Services 0.2%
     4,400                       4,400     Ariba, Inc.*                                   326                              326
     6,900                       6,900     EDGAR Online, Inc.*                             45                               45
       700                         700     PurchasePro.com, Inc.*                          21                               21
     2,500                       2,500     Verio Inc.*                                     94                               94
                                                                                     ---------       ----------       ---------
                                                                                          486                -             486
                                                                                     ---------       ----------       ---------
                                           Medical  1.4%
     2,300                       2,300     Aclara Biosciences Inc.*                        88                               88
                      8,308      8,308     Allergan, Inc.                                                  489             489
       500           12,800     13,300     C.R. Bard, Inc.                                 22              558             580
                     17,450     17,450     Baxter International, Inc.                                    1,136           1,136
     2,000                       2,000     Chiron Corporation*                             90                               90
     3,700                       3,700     Genentech, Inc.*                               433                              433
    14,300                      14,300     Johnson & Johnson                            1,180                            1,180
     1,400                       1,400     Millennium Pharmaceuticals, Inc.*              111                              111
     3,200                       3,200     Mylan Laboratories Inc.                         91                               91
    25,500                      25,500     QuadraMed Corporation*                         100                              100
     6,100                       6,100     Texas Biotechnology Corporation*                75                               75
                                                                                     ---------       ----------       ---------
                                                                                        2,190            2,183           4,373
                                                                                     ---------       ----------       ---------

                                           Medical Instruments 1.1%
     5,000                       5,000     Biomet, Inc.                                   178                              178
     2,200                       2,200     Coherent, Inc.*                                127                              127
    10,475                      10,475     DENTSPLY International Inc.                    304                              304
     9,300                       9,300     Edwards Lifesciences Corporation*              139                              139
     9,300                       9,300     Guidant Corporation                            534                              534
    25,000                      25,000     Medtronic, Inc.                              1,298                            1,298
       500                         500     MiniMed Inc.*                                   61                               61
     3,800                       3,800     Patterson Dental Company*                      183                              183
    18,800                      18,800     Renal Care Group, Inc.*                        419                              419
     1,900                       1,900     Stryker Corporation                            137                              137
     7,400                       7,400     Sybron International Corporation*              230                              230
                                                                                     ---------       ----------       ---------
                                                                                        3,610                -           3,610
                                                                                     ---------       ----------       ---------

                                           Metals & Minerals 0.3%
                     44,130     44,130     USX Corporation-Marathon Group, Inc.             -            1,029           1,029
                                                                                     ---------       ----------       ---------

                                           Miscellaneous 0.6%
                     24,347     24,347     Millipore Corporation                            -            1,745           1,745
                                                                                     ---------       ----------       ---------

                                           Multi-Industry 0.9%
     7,500                       7,500     GSI Lumonics Inc.*                             141                              141
     6,200                       6,200     Kaydon Corporation                             145                              145
     4,500                       4,500     Mettler-Toledo International Inc.*             157                              157
     6,000                       6,000     Pentair, Inc.                                  230                              230
    49,000                      49,000     Tyco International, Ltd.                     2,251                            2,251
                                                                                     ---------       ----------       ---------
                                                                                        2,924                -           2,924
                                                                                     ---------       ----------       ---------

                                           Natural Gas  0.6%
    26,800                      26,800     Enron Corporation                            1,868                -           1,868
                                                                                     ---------       ----------       ---------

                                           Networking Products 1.9%
                     21,994     21,994     Adaptec, Inc.*                                                  594             594
    50,000                      50,000     Cisco Systems, Inc. *                        3,466                            3,466
     3,700                       3,700     Black Box Corporation *                        285                              285
     1,800                       1,800     Juniper Networks, Inc.*                        383                              383
    15,600                      15,600     Network Appliance, Inc.*                     1,153                            1,153
     1,700                       1,700     QLogic Corporation *                           171                              171
     3,000                       3,000     Xircom, Inc.*                                  118                              118
                                                                                     ---------       ----------       ---------
                                                                                        5,576              594           6,170
                                                                                     ---------       ----------       ---------

                                           Office Equipment & Supplies 0.3%
                     16,280     16,280     Avery Dennison Corporation                                    1,068           1,068
                                                                                     ---------       ----------       ---------

                                           Oil & Gas - Domestic 1.4%
     6,900                       6,900     Barret Resources Corporation*                  219                              219
     1,900                       1,900     Devon Energy Corporation                        92                               92
    61,000                      61,000     EOG Resources, Inc.                          1,517                            1,517
     4,000                       4,000     Newfield Exploration Company*                  163                              163
    13,500                      13,500     Phillips Petroleum Company                     640                              640
     2,900                       2,900     St. Mary Land & Exploration Company             98                               98
    16,000                      16,000     Texaco Inc.                                    792                              792
                     19,363     19,363     Unocal Corporation                                              626             626
     7,600                       7,600     Valero Energy Corporation                      220                              220
     6,300                       6,300     Veritas DGC Inc.*                              151                              151
                                                                                     ---------       ----------       ---------
                                                                                        3,892              626           4,518
                                                                                     ---------       ----------       ---------


                See notes to the Pro Forma Financial Statements



                                           Oil & Gas Services 2.3%
     3,500                       3,500     ENSCO International Incorporated               116                              116
     2,600                       2,600     Grant Prideco, Inc.*                            50                               50
     3,300                       3,300     Noble Drilling Corporation*                    132                              132
     1,000                       1,000     Santa Fe International Corporation              34                               34
     4,600                       4,600     Global Marine Inc.*                            110                              110
    12,600                      12,600     Ocean Energy Inc.*                             163                              163
     9,100                       9,100     Precision Drilling Corporation*                291                              291
     3,800                       3,800     Talisman Energy Inc.*                          114                              114
    20,200                      20,200     Halliburton Company                            893                              893
     4,100                       4,100     National-Oilwell, Inc.*                         98                               98
     3,400                       3,400     Dynegy Inc.                                    222                              222
     4,600                       4,600     Kinder Morgan, Inc.                            139                              139
     2,000                       2,000     BJ Services Company*                           141                              141
     9,500           13,552     23,052     El Paso Energy Corporation                     404              576             980
                                           Oil & Gas Services 2.3% (cont.)
     1,000                       1,000     Hanover Compressor Company*                     58                               58
                      9,820      9,820     Murphy Oil Corporation                                          579             579
     5,100                       5,100     Nabors Industries, Inc. *                      201                              201
                     58,220     58,220     Ocean Energy, Inc.*                                             753             753
     5,600                       5,600     Petroleum Geo-Services ASA - ADR *              90                               90
    20,700                      20,700     Schlumberger Limited*                        1,585                            1,585
     1,000                       1,000     Smith International, Inc.*                      76                               76
     2,600                       2,600     Weatherford International, Inc.*               106                              106
                      9,700      9,700     Transocean Sedco Forex Inc.                                     456             456
                                                                                     ---------       ----------       ---------
                                                                                        5,023            2,364           7,387
                                                                                     ---------       ----------       ---------

                                           Paper & Related Products 0.5%
     8,800                       8,800     Champion International Corporation             579                              579
     1,800                       1,800     Consolidated Papers, Inc.                       68                               68
                     30,551     30,551     Mead Corporation                                              1,064           1,064
                                                                                     ---------       ----------       ---------
                                                                                          647            1,064           1,711
                                                                                     ---------       ----------       ---------

                                           Printing & Publishing 0.0%
     2,100                       2,100     Scholastic Corporation*                         98                -              98
                                                                                     ---------       ----------       ---------

                                           Production 0.2%
                      9,241      9,241     Illinois Tool Works, Inc.                                       592             592
                                                                                     ---------       ----------       ---------

                                           Rental Equipment 0.1%
    10,600                      10,600     Avis Group Holdings, Inc.*                     215                              215
     6,000                       6,000     Rent-A-Center, Inc.*                           122                              122
                                                                                     ---------       ----------       ---------
                                                                                          337                -             337
                                                                                     ---------       ----------       ---------

                                           Restaurants 0.3%
     3,600                       3,600     Brinker International, Inc. *                  115                              115
     2,900                       2,900     Starbucks Corporation*                          88                               88
                     19,174     19,174     Tricon Global Restraunts, Inc.*                                 654             654
                                                                                     ---------       ----------       ---------
                                                                                          203              654             857
                                                                                     ---------       ----------       ---------







                                           Retail  6.0%
     8,600                       8,600     Ames Department Stores, Inc.*                  154                              154
     4,000                       4,000     BJ's Wholesale Club*                           142                              142
    18,800                      18,800     Circuit City Stores Inc.                     1,106                            1,106
                     67,156     67,156     Consolidated Stores Corporation*                                835             835
    20,800                      20,800     Costco Companies, Inc. *                     1,125                            1,125
    31,965                      31,965     Dollar General Corporation                     731                              731
    34,100                      34,100     Family Dollar Stores                           650                              650
    45,100                      45,100     Goody's Family Clothing, Inc. *                293                              293
    18,750                      18,750     Home Depot, Inc.                             1,051                            1,051
    10,150                      10,150     InterTAN, Inc.*                                140                              140
    29,400                      29,400     Kohl's Corporation*                          1,411                            1,411
     5,200                       5,200     Linens 'n Things, Inc.*                        161                              161
    39,420           21,000     60,420     Lowe's Companies, Inc.                       1,951            1,040           2,991
    12,200                      12,200     The Men's Wearhouse, Inc. *                    262                              262
                     74,707     74,707     Office Depot, Inc.*                                             789             789
     4,100                       4,100     Ross Stores, Inc.                               85                               85
    43,600                      43,600     Safeway, Inc. *                              1,924                            1,924
    16,300                      16,300     Target Corporation                           1,085                            1,085
     1,500                       1,500     Tiffany & Company                              109                              109
    30,000           18,241     48,241     Wal-Mart Stores, Inc.                        1,661            1,010           2,671
    42,700                      42,700     Walgreen Company*                            1,201                            1,201
     7,500                       7,500     Whitehall Jewelers, Inc.*                      129                              129
     4,200                       4,200     Williams-Sonoma, Inc.*                         145                              145
                                                                                     ---------       ----------       ---------
                                                                                       15,516            3,674          19,190
                                                                                     ---------       ----------       ---------

                                           Software  2.7%
     8,400                       8,400     Aspen Technology, Inc*                         297                              297
                     23,800     23,800     BMC Software, Inc.*                                           1,114           1,114
     7,100                       7,100     Citrix Systems, Inc.*                          434                              434
       600                         600     Electronic Arts, Inc.*                          36                               36
    11,200                      11,200     General Magic, Inc.*                            62                               62


                See notes to the Pro Forma Financial Statements

       2,500                   2,500  Intuit Inc.*                                      90                      90
       1,400                   1,400  Mercury Interactive Corporation*                 126                     126
      37,900      14,930      52,830  Microsoft Corporation*                         2,644       1,041       3,685
       1,200                   1,200  NVIDIA Corporation*                              107                     107
      14,400                  14,400  Oracle Corporation*                            1,151                   1,151
       4,100                   4,100  Rational Software Corporation*                   349                     349
       1,100                   1,100  SAGA SYSTEMS, Inc.*                               20                      20
       1,500                   1,500  Symantec Corporation*                             94                      94
       5,325                   5,325  VERITAS Software Corporation*                    571                     571
       8,100                   8,100  Verity, Inc.*                                    263                     263
                                                                                   -------      ------     -------
                                                                                     6,244       2,155       8,399
                                                                                   -------      ------     -------

                                      Metals & Minerals  0.4%

                  16,100      16,100  Alcoa, Inc.                                                1,044       1,044
       5,900                   5,900  Prudential Steel Ltd.                             60                      60
                                                                                   -------      ------     -------
                                                                                        60       1,044       1,104
                                                                                   -------      ------     -------


                                      Telecommunications  2.4%

       5,900                   5,900  AT & T Wireless Group*                           188                     188
       8,500                   8,500  ALLTEL Corporation                               566                     566
      26,100                  26,100  Broadwing Inc.*                                  759                     759
                  15,549      15,549  GTE Corporation                                            1,053       1,053
       2,400                   2,400  McLeodUSA, Incorporated *                         60                      60
      27,786      21,200      48,986  MCI WorldCom, Inc.*                            1,263         963       2,226
       9,600                   9,600  Nextel Communications, Inc.*                   1,051                   1,051
                  25,100      25,100  SBC Communications, Inc.                                   1,100       1,100
       4,600                   4,600  Telesystem International Wireless Inc.*          152                     152
       5,100                   5,100  Voicestream Wireless Corporation*                505                     505
                                                                                   -------      ------     -------
                                                                                     4,544       3,116       7,660
                                                                                   -------      ------     -------

                                      Telecommunications Equipment  4.7%

       4,300                   4,300  ADTRAN, Inc.*                                    291                     291
       4,400                   4,400  Alpha Industries, Inc.                           229                     229
       8,700                   8,700  CIENA Corporation*                             1,076                   1,076
       6,000                   6,000  Comverse Technology, Inc.*                       535                     535
       2,600                   2,600  Corning Incorporated                             513                     513
       1,500                   1,500  Crown Castle International Corporation*           58                      58
       1,700                   1,700  Ditech Communications Corporation *              146                     146
       6,200                   6,200  Ericsson AB                                      548                     548
         700                     700  Harmonic Inc.*                                    52                      52
       3,800                   3,800  Harris Corporation                               123                     123
      14,600                  14,600  JDS Uniphase Corporation*                      1,514                   1,514
       4,600                   4,600  Motorola, Inc.                                   548                     548
      34,400       7,200      41,600  Nokia Corp. - ADR                              1,957         411       2,368
      25,400       8,200      33,600  Nortel Networks Corporation                    2,877         929       3,806
       1,400                   1,400  Polycom, Inc.*                                   111                     111
       1,400                   1,400  Powerwave Technologies, Inc.*                    291                     291
       9,200                   9,200  QUALCOMM Incorporated*                           998                     998
      11,900                  11,900  Scientific-Atlanta, Inc.                         774                     774
       7,900                   7,900  Siebel Systems, Inc.*                            971                     971
                                                                                   -------      ------     -------
                                                                                    13,612       1,340      14,952
                                                                                   -------      ------     -------

                                      Telecommunications Services  0.3%

       2,200                   2,200  Adelphia Business Solutions, Inc.*                77                      77
       1,050                   1,050  Allegiance Telecom, Inc.*                         74                      74
      12,600                  12,600  Global Crossing Ltd.*                            397                     397
       4,900                   4,900  MGC Communications, Inc.*                        240                     240
       1,600                   1,600  Powertel, Inc.*                                  108                     108
       3,900                   3,900  Viatel, Inc.*                                    149                     149
                                                                                   -------      ------     -------
                                                                                     1,045           -       1,045
                                                                                   -------      ------     -------

                                      Textiles & Apparel  0.0%

       2,900                   2,900  Jones Apparel Group, Inc.*                        86           -          86
                                                                                   -------      ------     -------

                                      Transportation  0.5%

       6,500                   6,500  Circle International Group, Inc.                 173                     173
       7,100                   7,100  EGL, Inc.*                                       163                     163
       1,500                   1,500  GATX Corporation                                  54                      54
      32,800                  32,800  Harley-Davidson, Inc.                          1,306                   1,306
                                                                                   -------      ------     -------
                                                                                     1,696           -       1,696
                                                                                   -------      ------     -------

                                      Utilities  0.3%

       2,200                   2,200  Calpine Corporation*                             201                     201
       4,900                   4,900  Constellation Energy Group                       162                     162
       4,400                   4,400  Edison International                              84                      84
       9,800                   9,800  Kansas City Power & Light Company                252                     252
       1,900                   1,900  Montana Power Company                             84                      84
       3,700                   3,700  PECO Energy Company                              154                     154
       1,500                   1,500  Wisconsin Energy Corporation                      32                      32
                                                                                   -------      ------     -------
                                                                                       969           -         969
                                                                                   -------      ------     -------

                                      Total Common Stocks (Cost $148,215)          149,155      54,056     203,211
                                                                                   -------      ------     -------

                See notes to the Pro Forma Financial Statements

                           Pro Forma
  Firstar     Mercantile   Combined
 Principal    Principal   Principal
   Amount       Amount      Amount
------------- ----------- ----------
                                      LONG-TERM INVESTMENTS  34.8%
                                      Asset Backed Securities  2.1%
                                      Credit Card Receivables  1.2%
                                      Chase Credit Card Master Trust,
      $  500                  $  500     Series 1996-1, 5.55%, 1/15/01                       495                     495
                                      Chemical Master Credit Card Trust,
       2,300                   2,300     Series 1995-2, 6.23%, 6/15/03                     2,295                   2,295
                                      Citibank Credit Card Master Trust, Principal Only,
         200                     200     Series 1997-6, 0.00%, 8/15/06                       145                     145
                                      Household Affinity Credit Card Master Trust I,
         292                     292     Series 1993-2, Class A, 5.60%, 11/15/00             291                     291
                                      Sears Credit Account Master Trust:
         450                     450     Series 1994-1, Class A, 7.00%, 8/15/00              450                     450
         263                     263     Series 1995-2, Class A, 8.10%, 1/15/01              264                     264
                                                                                           -----       -----       -----
                                                                                           3,940           -       3,940
                                                                                           -----       -----       -----

                                      Home Equity Loan Receivables 0.9%

                                      Contimortgage Home Equity Loan Trust,
         700                     700     Series 1997-5, Class A5, 6.63%, 12/15/20            675                     675
                                      Merrill Lynch Mortgage Investors, Inc.,
       1,244                   1,244     Series 1998-C1, Class A1, 6.31%, 11/15/26         1,192                   1,192
                                      Saxon Asset Securities Trust,
         900                     900     Series 1997-1, Class AF5, 7.325%, 1/25/12           887                     887
                                                                                           -----       -----       -----
                                                                                           2,754           -       2,754
                                                                                           -----       -----       -----

                                      Corporate Bonds 12.8%

                                      ABN AMRO Bank Guarantee,
       1,000                   1,000     7.25%, 5/31/05                                      981                     981
                                      Air 2 US,
         400                     400     10.127%, 10/01/20                                   406                     406
                                      America West Airlines Pass-Thru Certificates:
         376                     376     8.54%, 1/02/06 (Acquired 9/14/99, Cost $376)**      369                     369
         653                     653     7.93%, 1/02/19 (Acquired 9/14/99, Cost $653)**      650                     650
                                      Associates Corporation Debentures,
                 $ 1,500       1,500     7.95%, 2/15/10                                                1,487       1,487
                                      Atlantic Richfield Co. Debentures,
         300                     300     8.50%, 4/01/12                                      319                     319
                                      BankAmerica Corporation Subordinated Notes,
         350                     350     7.75%, 7/15/02                                      351                     351
                                      BankBoston Corporation Subordinated Notes,
       1,225                   1,225     6.625%, 2/01/04                                   1,176                   1,176
                                      Bank One Corporation Notes,
         300                     300     6.875%, 8/01/06                                     285                     285
                                      Bankers Trust Corporation Subordinated Debentures,
       1,775                   1,775     8.125%, 5/15/02                                   1,786                   1,786
                                      Barclays American Corp. Debentures,
         250                     250     9.75%, 5/15/21                                      266                     266
                                      CE Generations LLC,
         600                     600     7.416%, 12/15/18                                    543                     543
                                      CIT Group, Inc. Senior Notes,
         950                     950     5.57%, 12/08/03                                     883                     883
                                      Commonwealth Edison Debentures,
         900                     900     9.875%, 6/15/20                                     972                     972
                                      Compass Bancshares, Inc. Subordinated Notes,
         400                     400     8.375%, 9/15/04                                     406                     406
                                      Continental Bank Subordinated Notes,
         300                     300     12.50%, 4/01/01                                     314                     314
                                      Continental Cablevision, Inc. Debentures:
         350                     350     8.875%, 9/15/05                                     366                     366
         900                     900     9.50%, 8/01/13                                      964                     964
                                      Walt Disney Company Notes,
                   1,000       1,000     5.25%, 11/10/03                                                 935         935
                                      Donaldson, Lufkin & Jenrette Senior Notes:
       1,000                   1,000     6.00%, 12/01/01                                     976                     976
         800                     800     6.875%, 11/01/05                                    761                     761
                                      Dresdner Bank New York Subordinated Debentures,
         800                     800     7.25%, 9/15/15                                      730                     730
                                      Duty Free International, Inc. Notes,
         975                     975     7.00%, 1/15/04                                      955                     955
                                      Dynegy, Inc. Senior Notes,
       1,000                   1,000     7.45%, 7/15/06                                      956                     956
                                      Federal Express Corporation Notes,
         500                     500     9.65%, 6/15/12                                      539                     539
                                      First Bank System Subordinated Notes,
         975                     975     6.625%, 5/15/03                                     947                     947
                                      First Union National Bank Subordinated Notes,
                   1,000       1,000     7.88%, 2/15/10                                                  989         989
                                      Ford Motor Credit Corporation,

                See notes to the Pro Forma Financial Statements

                   1,000       1,000     6.70%, 7/16/04                                                  963         963
                                      General Motors Acceptance Corp. Medium Term Notes:
                     890         890     6.85%, 4/17/01                                                  887         887
       1,000                   1,000     6.70%, 4/30/01                                      995                     995
                   1,000       1,000     6.60%, 1/17/01                                                  997         997
                                      Georgia Pacific Corporation Debentures:
         300                     300     9.50%, 12/01/11                                     318                     318
         300                     300     9.875%, 11/01/21                                    306                     306
         100                     100     9.50%, 5/15/22                                      100                     100
                                      Goldman Sachs Group Notes,
       1,500                   1,500     6.25%, 2/01/03 (Acquired 2/01/96; Cost $1,496)**  1,441                   1,441
                                      Keycorp Subordinated Notes,
         730                     730     8.00%, 7/01/04                                      733                     733
                                      Lehman Brothers Holdings, Inc. Notes:
         350                     350     6.65%, 11/08/99                                     349                     349
         200                     200     8.75%, 5/15/02                                      203                     203
         500                     500     7.8%, 7/07/05                                       488                     488
         500                     500     8.5%, 8/01/15                                       499                     499
                                      Marlin Water Trust Senior Notes,
         677                     677     7.09%, 12/15/01 (Acquired 12/9/98, Cost $680)*      665                     665
                                      The May Department Stores Company Debentures,
         300                     300     9.875%, 6/15/21                                     319                     319
                                      Merrill Lynch & Co. Notes:
                   1,100       1,100     7.15%, 7/30/12                                                1,019       1,019
         925                     925     6.875%, 11/15/18                                    823                     823
                                      NCNB Corporation Subordinated Notes,
         750                     750     10.20%, 7/15/15                                     893                     893
                                      News America Holdings, Inc., Debentures,
         300                     300     10.125%, 10/15/12                                   307                     307
                                      Norwest Financial, Inc. Senior Notes,
                   1,200       1,200     6.63%, 7/15/04                                                1,155       1,155
                                      PSI Energy, Inc. Debentures,
         600                     600     7.85%, 10/15/07                                     579                     579
                                      Paine Webber Group, Inc. Notes:
         500                     500     7.875%, 2/15/03                                     497                     497
         500                     500     8.875%, 3/15/05                                     511                     511
                                      J.C. Penney Company, Inc. Debentures:
         625                     625     9.75%, 6/15/21                                      549                     549
         500                     500     8.25%, 8/15/22                                      405                     405
                                      Rochester Telephone Debentures,
         400                     400     9.00%, 8/15/21                                      374                     374
                                      Salomon, Inc. Senior Notes,
         575                     575     6.75%, 2/15/03                                      562                     562
                                      Salomon Smith Barney Holdings, Inc. Notes,
         700                     700     6.875%, 6/15/05                                     673                     673
                                      Stagecoach Holdings PLC Notes,
         300                     300     8.625%, 11/15/09                                    245                     245
                                      Tenneco, Inc. Debentures,
         425                     425     7.45%, 12/15/25                                     392                     392
                                      USF&G Corporation Senior Notes:
       1,000                   1,000     8.375%, 6/15/01                                   1,009                   1,009
         350                     350     7.125%, 6/01/05                                     333                     333
                                      U.S. West Communications Group Debentures,
         575                     575     8.875%, 6/01/31                                     581                     581
                                      Utilicorp United Inc. Senior Notes,
         350                     350     7.00%, 7/15/04                                      338                     338
                                                                                          ------       -----      ------
                                                                                          32,388       8,432      40,820
                                                                                          ------       -----      ------
                                      International/Yankee (U.S. $ Denominated)  2.3%

                                      Banco Santander-Chile Notes,
         475                     475     6.560%, 11/01/05                                    452                     452
                                      Ford Capital BV Debentures,
         325                     325     9.875%, 5/15/02                                     337                     337
                                      Hydro-Quebec Corporation Debentures:
         350                     350     11.75%, 2/01/12                                     456                     456
         500                     500     9.75%, 1/15/18                                      522                     522
                                      Korea Development Bank Bonds,
         585                     585     7.125%, 9/17/01                                     578                     578
                                      Korea Electric Power Debentures:
         290                     290     7.75%, 4/01/13                                      264                     264
         200                     200     6.75%, 8/01/27                                      186                     186
                                      Midland Bank PLC Subordinated Notes,
         950                     950     6.95%, 3/15/11                                      875                     875
                                      National Bank of Hungary Debentures,
         250                     250     8.875%, 11/01/13                                    258                     258
                                      Norsk Hydro A/S Debentures,
         350                     350     9.00%, 4/15/12                                      375                     375
                                      Pohang Iron & Steel Notes,
         200                     200     7.125%, 7/15/04                                     189                     189
                                      Principal Financial Group (Australia) Senior Notes,
       1,400                   1,400     8.20%, 8/15/09 (Acquired 8/18/99, Cost $1,396)**  1,397                   1,397
                                      Sweden (Kingdom of) Debentures,
         150                     150     11.125%, 6/01/15                                    194                     194
                                      WestDeutsche Landesbank NY Subordinated Notes,

                See notes to the Pro Forma Financial Statements

         700                     700     6.05%, 1/15/09                                           614                     614
                                      Wharf Capital International Ltd. Notes:
         325                     325     8.875%, 11/01/04                                         327                     327
         225                     225     7.625%, 3/13/07                                          209                     209
                                                                                               ------      ------     -------
                                                                                                7,233           -       7,233
                                                                                               ------      ------     -------

                                      U.S. Government Agency-Backed Mortgage Issues  7.3%

                                      Federal Home Loan Bank Discount Notes (FHLB),
                   2,958       2,958     5.80%, 5/01/00                                                     2,958       2,958
                                      Federal Home Loan Bank Medium Term Notes (FHLB),
                   2,000       2,000     5.35%, 2/07/01                                                     1,978       1,978
                                      Federal Home Loan Mortgage Corporation (FHLMC)
                                        Real Estate Mortgage Investment Conduit (REMIC):
         259                     259     Series 85, Class C, 8.60%, 1/15/21                       263                     263
          27                      27     Series 1169, Class D, 7.00%, 5/15/21                      27                      27
         339                     339     Series 1136, Class H, 6.00%, 9/15/21                     317                     317
         237                     237     Series 1201, Class E, 7.40%, 12/15/21                    236                     236
                                      Federal Home Loan Mortgage Corporation Notes (FHLMC):
                      31          31     7.00%, 4/01/08                                                        31          31
                     159         159     7.00%, 4/01/08                                                       156         156
                     256         256     6.50%, 4/01/08                                                       249         249
                     407         407     6.50%, 1/01/09                                                       394         394
       2,950                   2,950     6.625%, 9/15/09                                        2,810                   2,810
                   2,341       2,341     6.50%, 1/01/18                                                     2,214       2,214
                   3,086       3,086     6.00%, 4/01/18                                                     2,841       2,841
                                      Federal National Mortgage Association (FNMA)
                     467         467     6.00%, 3/01/13                                                       438         438
                     336         336     6.00%, 5/01/13                                                       315         315
                     206         206     6.00%, 6/01/13                                                       193         193
                     170         170     7.00%, 2/01/16                                                       165         165
                                      Federal National Mortgage Association (FNMA)
                                        Real Estate Mortgage Investment Conduit (REMIC):
         260                     260     Series 1989-37, Class XX, 8.00%, 7/25/19                 261                     261
         230                     230     Series 1990-30, Class E, 6.50%, 3/25/20                  218                     218
         235                     235     Series 1990-105, Class J, 6.50%, 9/25/20                 224                     224
                                      Government National Mortgage Association (GNMA)
                     146         146     7.00%, 7/15/09, Pool #364246                                         145         145
                     301         301     6.50%, 10/20/10, Pool #002108                                        291         291
                   1,388       1,388     6.50%, 7/15/11, Pool #436630                                       1,347       1,347
                       7           7     8.50%, 6/15/17, Pool #217380                                           7           7
                     198         198     8.00%, 7/15/22, Pool #328848                                         199         199
                     145         145     7.00%, 11/15/22, Pool #337961                                        140         140
                     237         237     7.00%, 11/15/22, Pool #341287                                        229         229
                     336         336     7.50%, 3/15/23, Pool #331533                                         331         331
                       6           6     8.50%, 3/15/23, Pool #350083                                           6           6
                     189         189     7.50%, 4/15/23, Pool #343195                                         187         187
                     282         282     8.50%, 8/15/24, Pool #365113                                         288         288
                      45          45     8.50%, 9/15/24, Pool #375056                                          46          46
                     198         198     8.50%, 9/15/24, Pool #353354                                         203         203
                      71          71     8.50%, 1/15/25, Pool #400165                                          72          72
                      20          20     8.50%, 2/15/25, Pool #406286                                          20          20
                     166         166     8.50%, 3/15/25, Pool #384593                                         170         170
                      29          29     8.50%, 4/15/25, Pool #346295                                          30          30
                     206         206     8.00%, 8/15/25, Pool #389312                                         208         208
                      11          11     7.50%, 9/15/25, Pool #384783                                          11          11
                      15          15     7.50%, 9/15/25, Pool #394485                                          15          15
                      13          13     7.50%, 10/15/25, Pool #416975                                         13          13
                      18          18     7.50%, 10/15/25, Pool #400096                                         18          18
                     634         634     7.50%, 10/15/25, Pool #246633                                        625         625
                     688         688     7.50%, 10/15/25, Pool #409725                                        678         678
                     121         121     6.50%, 1/15/26, Pool #385123                                         114         114
                     647         647     6.50%, 1/15/26, Pool #417525                                         608         608
                      18          18     6.50%, 3/15/26, Pool #417294                                          17          17
                     313         313     6.50%, 4/15/26, Pool #408279                                         294         294
                     357         357     6.50%, 4/15/26, Pool #422323                                         335         335
                     379         379     6.50%, 4/15/26, Pool #421399                                         356         356
                     144         144     6.50%, 5/15/26, Pool #430798                                         135         135
                                                                                               ------      ------     -------
                                                                                                4,356      19,070      23,426
                                                                                               ------      ------     -------

                                      U.S. Treasury Obligations  10.3%

                                      U.S. Treasury Bonds:
                     300         300     10.75%, 8/15/05                                                      355         355
                   2,750       2,750     12.00%, 8/15/13                                                    3,678       3,678
         175                     175     9.875%, 11/15/15                                         235                     235
      15,885                  15,885     9.25%, 2/15/16                                        20,456                  20,456
                   1,000       1,000     8.125%, 5/15/21                                                    1,212       1,212
                   1,000       1,000     8.125%, 8/15/21                                                    1,213       1,213
                                      U.S. Treasury Notes:
       5,700                   5,700     6.625%, 5/15/07                                        5,738                   5,738
                                                                                               ------      ------     -------
                                                                                               26,429       6,458      32,887
                                                                                               ------      ------     -------

                                      Total Long-Term Investments (Cost $111,611)              77,100      33,960     111,060
                                                                                               ------      ------     -------

                See notes to the Pro Forma Financial Statements

                           Pro Forma
  Firstar     Mercantile   Combined
   Shares       Shares      Shares    SHORT-TERM INVESTMENTS  1.4%
------------- ----------- ----------
                                      Investment Companies  1.4%

           -                       -  Financial Square Prime Obligation Fund                      -                       -
       4,531                   4,531  Short-Term Investments Co. Liquid Assets Portfolio      4,531           -       4,531
                                                                                          ---------    --------   ---------

                                      Total Short-Term Investments (Cost $4,531)              4,531           -       4,531
                                                                                          ---------    --------   ---------

                                      Total Investments (Cost $264,357)  100.0%           $ 230,786    $ 88,016   $ 318,802
                                                                                          =========    ========   =========

                                   *  Non-income producing
                                  **  Unregistered Security

                See notes to the Pro Forma Financial Statements

FIRSTAR GROWTH AND INCOME FUND

FIRSTAR GROWTH AND INCOME FUND / MERCANTILE GROWTH & INCOME EQUITY PORTFOLIO PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

 (Amounts in thousands)                                          April 30, 2000
(Unaudited)

                                 Pro Forma                                                                               Pro Forma
   Firstar         Mercantile    Combined                                                     Firstar      Mercantile     Combined
    Shares           Shares       Shares                                                    Market Value  Market Value  Market Value
---------------  ------------- -------------                                                ------------  ------------  ------------
                                             COMMON STOCKS 95.4%
                                             Auto & Truck Parts 0.2%
        96,200                        96,200 Delphi Automotive Systems Corporation             $ 1,840             -      $ 1,840
                                                                                               -------       -------      -------

                                             Banking 5.1%

       274,300                       274,300 Bank of New York                                   11,263                     11,263
       144,500          95,000       239,500 Chase Manhattan Corporation                        10,413       $ 6,846       17,259
       233,700                       233,700 Mellon Bank Corporation                             7,508                      7,508
       214,300                       214,300 Northern Trust Corporation                         13,742                     13,742
       131,200                       131,200 Wells Fargo Company, Inc.                           5,387                      5,387
                                                                                               -------       -------      -------
                                                                                                48,313         6,846       55,159
                                                                                               -------       -------      -------

                                             Batteries 0.1%

                        92,733        92,733 Energizer Holdings, Inc.*                               -         1,582        1,582
                                                                                               -------        ------      -------

                                             Building Materials 1.5%

                       355,500       355,500 Masco Corporation                                                 7,977        7,977
       181,900                       181,900 Vulcan Materials Company                            7,969                      7,969
                                                                                               -------        ------      -------
                                                                                                 7,969         7,977       15,946
                                                                                               -------        ------      -------

                                             Business Machines & Software 4.2%

                       152,000       152,000 BMC Software, Inc.*                                               7,115        7,115
        35,200          60,300        95,500 Hewlett-Packard Company                             4,752         8,140       12,892
        46,500                        46,500 International Business Machines Corporation         5,191                      5,191
       110,400         129,300       239,700 Microsoft Corporation*                              7,700         9,019       16,719
        45,675                        45,675 Sun Microsystems, Inc.*                             4,199                      4,199
                                                                                               -------        ------      -------
                                                                                                21,842        24,274       46,116
                                                                                               -------        ------      -------

                                             Business Services 5.0%

                       175,000       175,000 Adaptec, Inc.*                                                    4,725        4,725
       169,000                       169,000 Automatic Data Processing, Inc.                     9,094                      9,094
        55,200          54,500       109,700 Electronic Data Systems Corporation                 3,795         3,747        7,542
       164,200         186,000       350,200 First Data Corporation                              7,994         9,056       17,050
       281,000                       281,000 Manpower, Inc.                                      9,923                      9,923
       242,600                       242,600 Viad Corporation                                    6,156                      6,156
                                                                                               -------        ------      -------
                                                                                                36,962        17,528       54,490
                                                                                               -------        ------      -------

                                             Chemicals 3.8%

       309,600                       309,600 Ecolab, Inc.                                       12,094                     12,094
       203,600         111,300       314,900 Millipore Corporation                              14,596         7,979       22,575
                       477,000       477,000 Solutia, Inc.                                                     6,499        6,499
                                                                                               -------        ------      -------
                                                                                                26,690        14,478       41,168
                                                                                               -------        ------      -------

                                             Communications & Media 4.8%

       136,600                       136,600 CBS Corporation *                                   8,025                      8,025
        64,400                        64,400 The Walt Disney Company                             2,789                      2,789
        37,200                        37,200 General Motors Corporation - Class H                3,583                      3,583
       102,300                       102,300 Infinity Broadcasting Corporation*                  3,472                      3,472
       219,400                       219,400 Interpublic Group of Companies, Inc.                8,995                      8,995
       188,500                       188,500 New York Times Company - Class A                    7,764                      7,764
       111,100          81,000       192,100 Time Warner, Inc.                                   9,992         7,285       17,277
                                                                                               -------        ------      -------
                                                                                                44,620         7,285       51,905
                                                                                               -------        ------      -------

                                             Computers 2.2%

        73,400         168,100       241,500 Compaq Computer Corporation                         2,147         4,917        7,064

                See notes to the Pro Forma Financial Statements

        98,600         104,800        203,400 Dell Computer Corporation*                       4,942         5,253       10,195
        51,600                         51,600 EMC Corporation*                                 7,169                      7,169
                                                                                              ------        ------      -------
                                                                                              14,258        10,170       24,428
                                                                                              ------        ------      -------

                                              Consumer Products 1.0%

        86,900          75,004        161,904 Avery Dennison Corporation                       5,703         4,922       10,625
                                                                                              ------        ------      -------

                                              Cosmetics & Soap 1.4%

        77,200                         77,200 Avon Products, Inc.                              3,204                      3,204
        83,700          81,800        165,500 Estee Lauder Companies, Inc.                     3,693         3,609        7,302
                        65,000         65,000 Gillette Company                                               2,405        2,405
                        41,400         41,400 Proctor & Gamble Company                                       2,468        2,468
                                                                                              ------        ------      -------
                                                                                               6,897         8,482       15,379
                                                                                              ------        ------      -------

                                              Containers 0.8%

                       262,150        262,150 Estee Lauder Companies, Inc.                         -         4,260        4,260
                                                                                              ------        ------      -------

                                              Drugs & Medical Supply 10.8%

                       129,100        129,100 Allergan, Inc.                                                 7,601        7,601
       171,800                        171,800 American Home Products Corporation               9,653                      9,653
                       138,000        138,000 Baxter International, Inc.                                     8,987        8,987
       169,400         148,632        318,032 Bristol-Myers Squibb Company                     8,883         7,794       16,677
       141,300         115,000        256,300 Eli Lilly & Company                             10,924         8,891       19,815
       128,300                        128,300 Johnson & Johnson                               10,585                     10,585
       143,800                        143,800 Medtronic, Inc.                                  7,469                      7,469
        55,100         116,000        171,100 Merck & Company, Inc.                            3,829         8,062       11,891
                       191,000        191,000 Schering Plough Corporation                                    7,700        7,700
       153,400                        153,400 Warner-Lambert Company                          17,459                     17,459
                                                                                              ------        ------      -------
                                                                                              68,802        49,035      117,837
                                                                                              ------        ------      -------
                                              Electric  1.4%

                        52,200         52,200 AES Corporation                                                4,695        4,695
        28,400         101,600        130,000 Duke Power Company                               1,633         5,842        7,475
        76,600                         76,600 Montana Power Company                            3,372                      3,372
                                                                                              ------        ------      -------
                                                                                               5,005        10,537       15,542
                                                                                              ------        ------      -------

                                              Electrical Equipment 2.5%

        69,200          78,800        148,000 General Electric Company                        10,882        12,391       23,273
                        91,104         91,104 Grainger (W.W.), Inc.                                          3,952        3,952
                                                                                              ------        ------      -------
                                                                                              10,882        16,343       27,225
                                                                                              ------        ------      -------

                                              Electronics & Scientific Equipment 6.6%

                        54,655         54,655 Altera Corporation                                             5,588        5,588
                        87,000         87,000 Applied Materials, Inc.*                                       8,858        8,858
        85,900          66,000        151,900 Intel Corporation                               10,893         8,370       19,263
                       107,000        107,000 KLA - Tencor Corporation                                       8,012        8,012
                        77,347         77,347 Maxim Integrated Products, Inc.*                               5,013        5,013
       120,500                        120,500 Molex, Inc. - Class A                            4,820                      4,820
        71,700                         71,700 Solectron Corporation*                           3,356                      3,356
       104,500                        104,500 Texas Instruments, Inc.                         17,020                     17,020
                                                                                              ------        ------      -------
                                                                                              36,089        35,841       71,930
                                                                                              ------        ------      -------
                                              Energy - Raw Materials 0.2%

                        59,000         59,000 Halliburton Company                                  -         2,607        2,607
                                                                                              ------        ------      -------

                                              Financial Services 8.5%

       338,100                        338,100 Alliance Capital Management L.P.                15,151                     15,151
        52,900                         52,900 American Express Company                         7,938                      7,938
       227,300                        227,300 Citigroup Inc.                                  13,510                     13,510
       201,800                        201,800 Franklin Resources, Inc.                         6,508                      6,508
       144,200                        144,200 H & R Block, Inc.                                6,027                      6,027
                       196,250        196,250 Heller Financial, Inc.                                         3,815        3,815
                       310,000        310,000 MBNA Corporation                                               8,234        8,234
       111,700                        111,700 Marsh & McLennan Companies, Inc.                11,009                     11,009
        99,900          93,000        192,900 Morgan Stanley Dean Witter & Company             7,667         7,138       14,805
                       178,728        178,728 SLM Holding Corporation                                        5,596        5,596
                                                                                              ------        ------      -------
                                                                                              67,810        24,783       92,593
                                                                                              ------        ------      -------

                See notes to the Pro Forma Financial Statements

                                              Food, Beverages & Tobacco 4.1%

       115,000                        115,000 Anheuser-Busch Companies, Inc.                   8,115                      8,115
                       108,000        108,000 Heinz (H.J.) Company                                           3,672        3,672
       209,000         222,400        431,400 PepsiCo, Inc.                                    7,668         8,159       15,827
                       278,200        278,200 Ralston-Ralston Purina Group                                   4,921        4,921
       108,600         209,670        318,270 Sysco Corporation                                4,086         7,889       11,975
                                                                                              ------        ------       ------
                                                                                              19,869        24,641       44,510
                                                                                              ------        ------       ------

                                              Healthcare Services & Supplies 0.6%

                       119,600        119,600 C.R.Bard, Inc.                                                 5,210        5,210
       145,300                        145,300 Columbia / HCA Healthcare Corporation            4,132                      4,132
        15,500                         15,500 Genetech, Inc.*                                  1,814                      1,814
                                                                                              ------        ------       ------
                                                                                               5,946         5,210        5,946
                                                                                              ------        ------       ------

                                              Insurance 0.6%

        63,100                         63,100 American International Group, Inc.               6,921             -        6,921
                                                                                              ------        ------       ------

                                              Metals & Minerals 0.7%

        39,100          75,000        114,100 ALCOA Inc.                                       2,537         4,866        7,403
                                                                                              ------        ------       ------

                                              Multi-Industry 1.6%

       137,700                        137,700 Pentair, Inc.                                    5,267                      5,267
       271,400                        271,400 Tyco International, Ltd.                        12,467                     12,467
                                                                                              ------        ------       ------
                                                                                              17,734             -       17,734
                                                                                              ------        ------       ------
                                              Natural Gas 1.3%

        78,175                         78,175 El Paso Energy Corporation                       3,322                      3,322
       157,200                        157,200 Enron Corporation                               10,955                     10,955
                                                                                              ------        ------       ------
                                                                                              14,277             -       14,277
                                                                                              ------        ------       ------

                                              Oil - Domestic 2.2%

       143,200                        143,200 Phillips Petroleum Company                       6,793                      6,793
       279,300         282,500        561,800 USX Corporation - Marathon Group, Inc.           6,511         6,586       13,097
                       138,984        138,984 Unocal Corporation                                             4,491        4,491
                                                                                              ------        ------       ------
                                                                                              13,304        11,077       24,381
                                                                                              ------        ------       ------

                                              Oil - International 0.7%

        98,519                         98,519 Exxon Mobil Corporation                          7,654             -        7,654
                                                                                              ------        ------       ------

                                              Oil - Services 2.9%

                        99,800         99,800 Murphy Oil Corporation                                         5,888        5,888
       133,900                        133,900 Schlumberger, Ltd.                              10,252                     10,252
       137,700                        137,700 Nabors Industries*                               5,431                      5,431
                       700,000        700,000 Ocean Energy, Inc.                                             9,056        9,056
        23,100           7,000         30,100 Transocean Sedco Forex Inc.                      1,086           329        1,415
                                                                                              ------        ------       ------
                                                                                              16,769        15,273       32,042
                                                                                              ------        ------       ------

                                              Paper & Forest Products 1.5%

           100                            100 Consolidated Papers, Inc.                            4                          4
        99,600                         99,600 Kimberly-Clark Corporation                       5,783                      5,783
        70,800         225,800        296,600 Mead Corporation                                 2,465         7,861       10,326
                                                                                              ------        ------       ------
                                                                                               8,252         7,861       16,113
                                                                                              ------        ------       ------

                                              Printing & Publishing 1.6%

       137,800                        137,800 Harcourt General, Inc.                           5,147                      5,147
        39,200                         39,200 Houghton Mifflin Company                         1,632                      1,632
       195,300                        195,300 McGraw-Hill, Inc.                               10,253                     10,253
                                                                                              ------        ------       ------
                                                                                              17,032             -       17,032
                                                                                              ------        ------       ------

                                              Production 0.4%

                        65,000         65,000 Illinois Tool Works, Inc.                            -         4,164        4,164
                                                                                              ------        ------       ------

                                              Real Estate Investment Trusts (REIT's) 0.4%

       183,400                        183,400 AMB Property Corporation                         4,046             -        4,046
                                                                                              ------        ------       ------

                                              Restraunts 0.5%

                       144,820        144,820 Tricon Global Restraunts, Inc.*                      -         4,942        4,942
                                                                                              ------        ------       ------

                See notes to the Pro Forma Financial Statements

                                              Retail 4.0%

                       289,000        289,000 Consolidated Stores Corporation*                                     3,594     3,594
        60,200                         60,200 Costco Wholesale Corporation*                             3,255                3,255
       177,400                        177,400 Gap, Inc.                                                 6,519                6,519
        16,800                         16,800 Kohl's Corporation*                                         806                  806
        76,700         144,300        221,000 Lowe's Companies, Inc.                                    3,797      7,143    10,940
        49,200                         49,200 Target Corporation                                        3,275                3,275
       267,000                        267,000 Walgreen Company                                          7,509                7,509
                       135,000        135,000 Wal-Mart Stores Inc.                                                 7,476     7,476
                                                                                                      -------    -------  --------
                                                                                                       25,161     18,213    43,374
                                                                                                      -------    -------  --------
                                              Telecommunications 5.4%

       160,600                        160,600 AT & T Corporation                                        7,498                7,498
       104,500                        104,500 ALLTEL Corporation                                        6,962                6,962
       200,600                        200,600 Bell Atlantic Corporation                                11,886               11,886
       138,000                        138,000 Broadwing Inc.*                                           3,907                3,907
                       105,000        105,000 GTE Corporation                                                      7,114     7,114
                        20,000         20,000 MCI WorldCom, Inc.*                                                    909       909
                       173,000        173,000 SBC Communications, Inc.                                             7,580     7,580
       209,200                        209,200 Sprint Corporation                                       12,866               12,866
                                                                                                      -------    -------  --------
                                                                                                       43,119     15,603    58,722
                                                                                                      -------    -------  --------

                                              Telecommunications Equipment 5.5%

       135,600         114,000        249,600 Cisco Systems, Inc.*                                      9,401      7,903    17,304
        23,200                         23,200 Corning Incorporated                                      4,582                4,582
        39,000                         39,000 Ericsson AB - ADR                                         3,449                3,449
        23,500                         23,500 Motorola, Inc.                                            2,798                2,798
       156,400          67,500        223,900 Nokia Corporation                                         8,895      3,839    12,734
       102,700          62,900        165,600 Nortel Networks Corporation                              11,631      7,123    18,754
                                                                                                      -------    -------  --------
                                                                                                       40,756     18,865    59,621
                                                                                                      -------    -------  --------
                                              Transportation 1.0%

        78,400                         78,400 Expeditors International of Washintgon, Inc.              3,352                3,352
       117,950                        117,950 United Parcel Service, Inc.                               7,844                7,844
                                                                                                      -------    -------  --------
                                                                                                       11,196          -    11,196
                                                                                                      -------    -------  --------

                                              Travel & Recreation 0.3%

                       109,000        109,000 Carnival Corporation                                          -      2,711     2,711
                                                                                                      -------    -------  --------

                                              Total Common Stock (Cost $753,887)                      658,256    380,376  1038,632
                                                                                                      -------    -------  --------

                                              PREFERRED STOCKS 2.1%

                                              Communications 0.5%

        23,100                         23,100 Cox Communications Inc., (convertible to Sprint PCS
                                              Inc., common stock)
                                              7.75%, 11/15/29                                           2,346                2,346
        13,400                         13,400 Global Crossing Inc., (convertible to Global Crossing
                                              Inc., common stock)
                                              6.75%. 4/15/12                                            3,378                3,378

                                              Drug 0.3%

        71,800                         71,800 Monsanto Corporation, (convertible into Pharmacia
                                              Corporation common stock)
                                              6.50%, 11/30/03                                           3,249                3,249

                                              Food, Beverages & Tobbaco 0.4%

        88,100                         88,100 Seagram Company Ltd.,
                                              7.00%, 7/31/02 (convertible to Seagram Company Ltd.,
                                              common stock)                                             4,482                4,482

                                              Natural Gas 0.9%

       383,300                        383,300 Enron Corporation,
                                              7.00%. 7/31/02 (convertible to EOG Resources,
                                              common stock)                                             9,007                9,007
                                                                                                      -------

                See notes to the Pro Forma Financial Statements

                                                                                                   ---------  ---------  ---------
                                                Total Preferred Stock (Cost $21,470)                  22,462          -     22,462
                                                                                                   ---------  ---------  ---------
                                  Pro Forma
   Firstar        Mercantile      Combined
  Principal        Principal      Principal
    Amount          Amount         Amount
--------------   -------------  -------------
                                                SHORT-TERM INVESTMENTS 2.5%
                                                U.S. Government Agency-Backed Mortgage Issues 0.9%
                                                Federal Home Loan Bank (FHLB),
                        10,000         10,000     0.00%, 05/01/00                                          -     10,000     10,000
                                                                                                   ---------  ---------  ---------

                                                Commercial Paper 0.3%

                         3,411          3,411   Pitney-Bowes Credit                                        -      3,400      3,400
                                                                                                   ---------  ---------  ---------

                                  Pro Forma
   Firstar        Mercantile      Combined
    Shares          Shares         Shares
--------------   -------------  -------------
                                                Investment Companies 1.3%

             1                              1   Financial Square Prime Obligation Fund                     1                     1
        14,334                         14,334   Short-Term Investments Co. Liquid Assets Portfolio    14,334                14,334
                                                                                                   ---------  ---------  ---------
                                                                                                      14,335          -     14,335
                                                                                                   ---------  ---------  ---------
                                                Total Short-Term Investments (Cost $27,735)           14,335     13,400     27,735
                                                                                                   ---------  ---------  ---------
                                                Total Investments (Cost $803,092) 100.0%           $ 695,053  $ 393,776 $1,088,829
                                                                                                   =========  ========= ==========


                                              * Non-income producing

                See notes to the Pro Forma Financial Statements

FIRSTAR EQUITY INDEX FUND

FIRSTAR EQUITY INDEX FUND / MERCANTILE EQUITY INDEX PORTFOLIO
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

 (Amounts in thousands)                                          April 30, 2000
(Unaudited)

                               Pro Forma
   Firstar       Mercantile    Combined                                                                            Pro Forma
  Number of      Number of     Number of                                               Firstar       Mercantile     Combined
    Shares         Shares       Shares                                               Market Value   Market Value  Market Value
-------------- ------------- ------------                                            ------------   ------------  ------------

                                           COMMON STOCKS  95.2%

                                           Aerospace & Aircraft 0.9%

        60,326         7,676       68,002  Boeing Company                                 $ 2,394        $  305      $ 2,699
        12,100         1,791       13,891  General Dynamics Corporation                       708           105          813
        24,468         3,599       28,067  Lockheed Martin Corporation                        609            90          699
         3,800           636        4,436  Northrop Grumman Corporation                       269            45          314
        20,800         3,089       23,889  Raytheon Company                                   462            69          531
        11,800         1,694       13,494  Rockwell International Corporation                 465            67          532
         1,737                      1,737  Teledyne Technologies Inc.*                         30                         30
         9,300         1,351       10,651  Textron, Inc.                                      576            84          660
        29,900         4,363       34,263  United Technologies Corporation                  1,859           271        2,130
                                                                                           ------        ------      -------
                                                                                            7,372         1,036        8,408
                                                                                           ------        ------      -------

                                           Air Transportation  0.3%

        10,700         1,344       12,044  AMR Corporation *                                  364            46          410
         8,400         1,273        9,673  Delta Air Lines, Inc.                              443            67          510
        17,700         2,663       20,363  FDX Corporation *                                  667           100          767
        29,925         4,562       34,487  Southwest Airlines Company                         649            99          748
         4,700           662        5,362  US Airways Group, Inc. *                           131            18          149
                                                                                           ------        ------      -------
                                                                                            2,254           330        2,584
                                                                                           ------        ------      -------

                                           Appliances  0.1%

         2,200           344        2,544  Armstrong World Industries, Inc.                    43             7           50
         5,300           760        6,060  Black & Decker Corporation                         223            32          255
         5,300           759        6,059  Maytag Corporation                                 183            26          209
         3,900           549        4,449  Snap-On Tools, Inc.                                103            15          118
         4,600           679        5,279  Whirlpool Corporation                              300            44          344
                                                                                           ------        ------      -------
                                                                                              852           124          976
                                                                                           ------        ------      -------

                                           Autos & Trucks  1.3%

         8,300         1,364        9,664  Autozone, Inc.*                                    190            31          221
        10,038         1,472       11,510  Dana Corporation                                   305            45          350
        33,638         5,174       38,812  Delphi Automotive Systems                          643            99          742
         4,500           665        5,165  Eaton Corporation                                  378            56          434
        75,000        10,717       85,717  Ford Motor Company                               4,102           586        4,688
        40,200         5,687       45,887  General Motors Corporation                       3,764           532        4,296
        11,237         1,613       12,850  Genuine Parts Company                              295            42          337
         5,600           758        6,358  ITT Industries, Inc.                               177            24          201
         3,900           600        4,500  Navistar International Corporation                 137            21          158
         4,240           718        4,958  PACCAR, Inc.                                       202            34          236
         7,200         1,069        8,269  TRW, Inc.                                          421            63          484
                                                                                           ------        ------      -------
                                                                                           10,614         1,533       12,147
                                                                                           ------        ------      -------

                                           Banking  6.0%

        24,400         3,550       27,950  AMSouth Bancorp                                    355            52          407
        73,194        10,216       83,410  Banc One Corporation                             2,232           312        2,544
        47,200         6,679       53,879  Bank of New York Company, Inc.                   1,938           274        2,212
       110,207        14,773      124,980  BankAmerica Corporation                          5,400           724        6,124
        20,700         2,899       23,599  BB&T Corporation                                   551            77          628
        54,220         7,109       61,329  Chase Manhattan Corporation                      3,907           512        4,419
       217,602        30,088      247,690  Citigroup, Inc.                                 12,934         1,788       14,722
         9,100         1,396       10,496  Comerica, Inc.                                     386            59          445
        18,650         2,697       21,347  Fifth Third Bancorp                              1,177           170        1,347
        61,728         8,658       70,386  First Union Corporation                          1,968           276        2,244
        59,737         8,927       68,664  Firstar                                          1,486           222        1,708
        56,305         8,405       64,710  Fleet Financial Group, Inc.                      1,995           298        2,293
        15,590         2,080       17,670  Huntington Bancshares Incorporated                 285            38          323
        11,000         1,606       12,606  J.P. Morgan & Co., Inc.                          1,412           206        1,618
        32,300         4,716       37,016  Mellon Bank Corporation                          1,038           152        1,190
        13,700         2,036       15,736  Northern Trust Corporation                         879           131        1,010
         7,000         1,059        8,059  Old Kent Financial Corporation                     211            32          243
        18,800         2,795       21,595  PNC Bank Corporation                               820           122          942
        13,300         2,000       15,300  Regions Financial Corporation                      272            41          313
        10,000         1,566       11,566  SouthTrust Corporation                             239            37          276

                See notes to the Pro Forma Financial Statements

        10,000         1,508       11,508  State Street Corporation                           969           146       1,115
        10,200         1,561       11,761  Summit Bancorp.                                    259            40         299
        19,900         2,961       22,861  Sun Trust Banks, Inc.                            1,010           150       1,160
        16,100         2,423       18,523  Synovus Financial Corp.                            299            45         344
        45,055         6,667       51,722  US Bancorp                                         915           135       1,050
         8,500         1,305        9,805  Union Planters Corp.                               241            37         278
        12,100         1,825       13,925  Wachovia Corporation                               759           114         873
        36,837         5,310       42,147  Washington Mutual, Inc.                            942           136       1,078
       102,330        14,654      116,984  Wells Fargo & Company                            4,202           602       4,804
                                                                                           ------        ------      ------
                                                                                           49,081         6,928      56,009
                                                                                           ------        ------      ------

                                           Bio-Technology  0.4%

        63,400         9,070       72,470  Amgen, Inc. *                                    3,550           508       4,058
                                                                                           ------        ------      ------

                                           Building & Housing  0.1%

         3,700           511        4,211  Centex Corporation                                  89            12         101
         4,600           693        5,293  Fluor Corporation                                  154            23         177
         3,000           434        3,434  Kaufman and Broad Home Corporation                  58             8          66
        27,100         4,035       31,135  Masco Corporation                                  608            91         699
         2,700           390        3,090  Pulte Corporation                                   58             8          66
         6,100           813        6,913  The Stanley Works                                  180            24         204
                                                                                           ------        ------      ------
                                                                                            1,147           166       1,313
                                                                                           ------        ------      ------

                                           Building Materials  0.1%

         4,800           790        5,590  Johnson Controls, Inc.                             304            50         354
         2,900           488        3,388  Owens-Corning Corporation                           53             9          62
         5,900           877        6,777  Vulcan Materials Company                           258            38         296
                                                                                           ------        ------      ------
                                                                                              615            97         712
                                                                                           ------        ------      ------

                                           Business Machines & Software  5.5%

        10,000         1,434       11,434  Apple Computer, Inc. *                           1,241           178       1,419
       105,309        15,060      120,369  COMPAQ Computer Corporation                      3,080           441       3,521
        48,825         7,106       55,931  Honeywell, Inc.                                  2,734           398       3,132
       113,800        16,006      129,806  International Business Machines Corporation     12,703         1,787      14,490
       180,236        25,012      205,248  Oracle Systems Corporation *                    14,408         1,999      16,407
        16,600         2,412       19,012  Pitney-Bowes, Inc.                                 679            99         778
       100,700        14,062      114,762  Sun Microsystems, Inc. *                         9,258         1,293      10,551
        41,000         6,027       47,027  Xerox Corporation                                1,084           159       1,243
                                                                                           ------        ------      ------
                                                                                           45,187         6,354      51,541
                                                                                           ------        ------      ------

                                           Business Services  5.1%

         3,300           545        3,845  Autodesk, Inc.                                     127            21         148
        38,300         5,611       43,911  Automatic Data Processing, Inc.                  2,061           302       2,363
         5,700           900        6,600  H & R Block, Inc.                                  238            38         276
        15,100         2,190       17,290  BMC Software*                                      707           103         810
         8,800         1,314       10,114  Ceridian Corporation *                             191            28         219
       433,800        60,762      494,562  Cisco Systems, Inc. *                           30,075         4,213      34,288
        33,187         4,849       38,036  Computer Associates International, Inc.          1,852           271       2,123
        10,400         1,449       11,849  Computer Sciences Corporation *                    848           118         966
         4,700           661        5,361  Deluxe Corporation                                 118            17         135
         9,721         1,495       11,216  Dun & Bradstreet Corporation                       293            45         338
        30,500         4,163       34,663  Electronic Data Systems                          2,097           286       2,383
         9,000         1,313       10,313  Equifax Inc.                                       220            32         252
        26,800         3,853       30,653  First Data Corporation                           1,305           188       1,493
         2,600           335        2,935  National Service Industries                         56             7          63
        14,600         2,275       16,875  Paychex, Inc.*                                     768           120         888
         7,200         1,020        8,220  Quintiles Transnational Corporation*               103            15         118
        15,100         2,513       17,613  Service Corporation International                   77            13          90
        19,400         2,739       22,139  Unisys Corporation*                                450            64         514
         4,200           700        4,900  Young & Rubicam Inc.                               234            39         273
                                                                                           ------        ------      ------
                                                                                           41,820         5,920      47,740
                                                                                           ------        ------      ------

                                           Chemicals  1.1%

        13,700         2,062       15,762  Air Products and Chemicals, Inc.                   426            64         490
        13,600         1,967       15,567  Dow Chemical Company                             1,537           222       1,759
        65,199         9,450       74,649  Dupont (E.I.) De Nemours & Company               3,093           448       3,541
         4,637           717        5,354  Eastman Chemical Company                           243            38         281
         7,900         1,128        9,028  Ecolab, Inc.                                       309            44         353
         4,500           600        5,100  W.R. Grace & Co.*                                   59             8          67
         3,100           521        3,621  Great Lakes Chemical Corporation                    84            14          98
         6,000           918        6,918  Hercules, Inc.                                      93            14         107
         2,600           427        3,027  Millipore Corporation                              186            31         217
        10,300         1,574       11,874  PPG Industries, Inc.                               560            86         646
         9,400         1,489       10,889  Praxair, Inc.                                      418            66         484
        12,644         1,978       14,622  Rohm & Haas Company                                450            70         520
        10,100         1,526       11,626  Sherwin-Williams Company                           251            38         289
         6,300           883        7,183  Sigma-Aldrich Corporation                          185            26         211
         8,350         1,170        9,520  Union Carbide Corporation                          493            69         562

                See notes to the Pro Forma Financial Statements

        26,800         3,932       30,732  The Williams Companies, Inc.                     1,000           147        1,147
                                                                                           ------        ------      -------
                                                                                            9,387         1,385       10,772
                                                                                           ------        ------      -------
                                           Communications & Media  2.7%

         4,350           796        5,146  Andrew Corporation *                               128            23          151
        47,600         6,928       54,528  CBS Corporation*                                 2,797           407        3,204
        20,600         3,030       23,630  Clear Channel Communications, Inc. *             1,483           218        1,701
        59,700         6,816       66,516  Comcast Corporation - Class A                    2,392           273        2,665
         5,100           820        5,920  Dow Jones & Company, Inc.                          331            53          384
        17,300         2,577       19,877  Gannett Company, Inc.                            1,105           165        1,270
         4,300           615        4,915  Harcourt General, Inc.                             161            23          184
        17,500         2,517       20,017  Interpublic Group of Companies, Inc.               718           103          821
         5,000           733        5,733  Knight-Ridder, Inc.                                245            36          281
        38,253         5,501       43,754  Mediaone Group, Inc. *                           2,893           416        3,309
        10,800         1,590       12,390  New York Times Company - Class A                   445            65          510
        10,600         1,616       12,216  Omnicom Group, Inc.                                965           147        1,112
        82,800        11,444       94,244  Time Warner, Inc.                                7,447         1,029        8,476
         4,323           507        4,830  Times Mirror Company - Class A                     422            49          471
        14,000         2,181       16,181  Tribune Company                                    544            85          629
                                                                                           ------        ------      -------
                                                                                           22,076         3,092       25,168
                                                                                           ------        ------      -------

                                           Computers 2.8%

       164,100        22,765      186,865  Dell Computer Corporation *                      8,226         1,141        9,367
        65,600         8,985       74,585  EMC Corporation *                                9,114         1,248       10,362
        18,600         2,821       21,421  Gateway 2000, Inc.*                              1,028           156        1,184
         6,000           805        6,805  NCR Corporation*                                   232            31          263
        18,600         1,376       19,976  Network Appliance, Inc.*                         1,375           102        1,477
        13,900         2,010       15,910  Seagate Technology, Inc. *                         706           102          808
        11,200         1,695       12,895  Silicon Graphics, Inc. *                            81            12           93
        22,400         2,500       24,900  Veritas Software Corporation*                    2,403           268        2,671
                                                                                           ------        ------      -------
                                                                                           23,165         3,060       26,225
                                                                                           ------        ------      -------

                                           Consumer Durables  0.1%

        19,950         2,886       22,836  Eastman Kodak Company                            1,116           161        1,277
         2,128           361        2,489  Polaroid Corporation                                43             7           50
                                                                                           ------        ------      -------
                                                                                            1,159           168        1,327
                                                                                           ------        ------      -------

                                           Consumer Products  0.2%

         7,200         1,076        8,276  Avery Dennison Corporation                         473            71          544
         6,467                      6,467  Energizer Holdings, Inc.*                          110                        110
         2,100           333        2,433  Jostens, Inc.                                       52             8           60
        17,500         2,604       20,104  Newell Rubbermaid, Inc.                            441            66          507
        18,800         2,978       21,778  Nabisco Group Holdings                             242            38          280
         3,200           529        3,729  Tupperware Corporation                              60            10           70
           608                        608  Water Pik Technologies, Inc*                         4                          4
                                                                                           ------        ------      -------
                                                                                            1,382           193        1,575
                                                                                           ------        ------      -------

                                           Containers  0.1%

         1,900           275        2,175  Ball Corporation                                    60             9           69
         2,800           489        3,289  Bemis Company, Inc.                                103            18          121
         6,900         1,074        7,974  Crown Cork & Seal Company, Inc.                    112            17          129
         8,900         1,410       10,310  Owens-Illinois, Inc. *                             120            19          139
         9,624         1,547       11,171  Pactiv Corporation*                                 79            13           92
         4,904           724        5,628  Sealed Air Corporation*                            273            40          313
                                                                                           ------        ------      -------
                                                                                              747           116          863
                                                                                           ------        ------      -------

                                           Cosmetics & Soap  1.3%

         3,500           503        4,003  Alberto-Culver Company                              83            12           95
        16,200         2,336       18,536  Avon Products, Inc.                                672            96          768
        14,000         2,169       16,169  Clorox Company                                     514            80          594
        36,200         5,275       41,475  Colgate-Palmolive Company                        2,068           301        2,369
        68,688         9,482       78,170  Gillette Company                                 2,541           351        2,892
         6,600           926        7,526  International Flavors & Fragrances, Inc.           227            32          259
        82,300        11,700       94,000  Procter & Gamble Company                         4,907           698        5,605
                                                                                           ------        ------      -------
                                                                                           11,012         1,570       12,582
                                                                                           ------        ------      -------

                                           Distribution  0.0%

         9,358         1,350       10,708  Ikon Office Solutions, Inc.                         55             8           63
                                                                                           ------        ------      -------

                                           Diversified  0.3%

         8,100         1,295        9,395  Danaher Corporation                                463            74          537
        35,410         5,222       40,632  Unilever N.V.                                    1,613           238        1,851
                                                                                           ------        ------      -------
                                                                                            2,076           312        2,388
                                                                                           ------        ------      -------

                                           Drugs  7.9%

        96,000        13,821      109,821  Abbott Laboratories                              3,690           531        4,221
         8,000         1,234        9,234  Allergan, Inc.                                     471            73          544
         6,000           895        6,895  Alza Corporation *                                 264            39          303
        84,300        11,566       95,866  American Home Products Corporation               4,737           650        5,387

                See notes to the Pro Forma Financial Statements

         3,100           433        3,533  Bard (C.R.), Inc.                                  135            19          154
        18,100         2,665       20,765  Baxter International, Inc.                       1,179           174        1,353
        14,400         2,304       16,704  Becton, Dickinson & Company                        369            59          428
         9,300         1,300       10,600  Biogen, Inc.*                                      547            76          623
       128,340        17,582      145,922  Bristol-Meyers Squibb Company                    6,730           922        7,652
        16,850         2,437       19,287  Cardinal Health, Inc.                              928           134        1,062
         9,500         1,489       10,989  Humana, Inc. *                                      73            11           84
        89,500        12,189      101,689  Johnson & Johnson                                7,384         1,006        8,390
        68,100         9,633       77,733  Eli Lilly & Company                              5,265           745        6,010
        74,700        10,670       85,370  Medtronic, Inc.                                  3,880           554        4,434
       150,700        20,746      171,446  Merck & Company, Inc.                           10,474         1,442       11,916
       249,900        34,373      284,273  Pfizer, Inc.                                    10,527         1,448       11,975
        76,412        11,226       87,638  Pharmacia & Upjohn, Inc.                         3,816           561        4,377
        91,800        13,036      104,836  Schering-Plough                                  3,701           526        4,227
         5,400           756        6,156  St. Jude Medical, Inc. *                           168            24          192
        18,800         2,780       21,580  Tenet Healthcare Corporation *                     479            71          550
         5,800           846        6,646  Watson Pharmaceuticals, Inc.*                      261            38          299
                                                                                           ------        ------      -------
                                                                                           65,078         9,103       74,181
                                                                                           ------        ------      -------

                                           Electric  0.7%

        12,900         1,890       14,790  AES Corp                                         1,160           170        1,330
         7,700         1,242        8,942  Ameren Corporation                                 282            46          328
         9,632         1,494       11,126  CINenergy Corporation                              258            40          298
         6,900         1,052        7,952  CMS Energy Corporation                             131            20          151
        13,700         2,010       15,710  Consolidated Edison Company of New York, Inc.      482            71          553
         8,950         1,403       10,353  Constellation Energy Group                         296            46          342
        22,528         3,367       25,895  Duke Power Company                               1,295           194        1,489
        20,700         3,119       23,819  Edison International                               395            59          454
         6,700           876        7,576  Florida Progress Corporation                       328            43          371
         7,600         1,117        8,717  General Public Utilities Corporation               213            31          244
         5,300           800        6,100  Pinnacle West Capital Corporation                  186            28          214
        16,600         2,480       19,080  Texas Utilities Company                            559            84          643
                                                                                           ------        ------      -------
                                                                                            5,585           832        6,417
                                                                                           ------        ------      -------

                                           Electrical Equipment  4.5%

        27,000         3,976       30,976  Emerson Electric Company                         1,482           218        1,700
       211,900        29,148      241,048  General Electric Company                        33,321         4,584       37,905
         5,600           834        6,434  Grainger (W.W.), Inc.                              243            36          279
        41,600         2,740       44,340  Solectron Corporation*                           1,947           128        2,075
                                                                                           ------        ------      -------
                                                                                           36,993         4,966       41,959
                                                                                           ------        ------      -------

                                           Electronics  6.6%

        23,200         3,178       26,378  Analog Devices*                                  1,782           244        2,026
        63,300         8,967       72,267  Hewlett-Packard Company                          8,545         1,211        9,756
       215,600        29,629      245,229  Intel Corporation                               27,341         3,757       31,098
         8,100         1,145        9,245  Lexmark International Group, Inc.*                 956           135        1,091
        12,250         1,648       13,898  Molex Incorporated                                 673            91          764
        45,752         6,378       52,130  Motorola, Inc.                                   5,447           759        6,206
        10,000         1,495       11,495  National Semiconductor Corporation *               607            91          698
         3,450           452        3,902  Tektronix, Inc.                                    200            26          226
        51,500         7,162       58,662  Texas Instruments, Inc.                          8,388         1,167        9,555
         3,400           492        3,892  Thomas & Betts Corporation                         105            15          120
                                                                                           ------        ------      -------
                                                                                           54,044         7,496       61,540
                                                                                           ------        ------      -------

                                           Energy  1.1%

        10,900         1,740       12,640  American Electric Power Company                    399            64          463
         9,000         1,418       10,418  Carolina Power & Light Company                     329            52          381
        12,700         1,961       14,661  Central & South West Corporation                   275            43          318
        12,650         1,910       14,560  Coastal Corporation                                635            96          731
        18,422         2,160       20,582  Dominion Resources, Inc.                           829            97          926
         8,900         1,318       10,218  DTE Energy Company                                 290            43          333
        14,300         2,086       16,386  El Paso Energy Corporation                         608            89          697
        14,900         2,268       17,168  Entergy Corporation                                379            58          437
        14,100         2,100       16,200  FirstEnergy Corp.                                  359            53          412
        11,700         1,622       13,322  FPL Group, Inc.                                    529            73          602
         6,800         1,014        7,814  New Century Energies, Inc.                         222            33          255
        11,600         1,690       13,290  Niagara Mohawk Power Corporation *                 161            23          184
         3,300           453        3,753  NICOR, Inc.                                        112            15          127
         9,000         1,364       10,364  Northern States Power Company                      196            30          226
        23,800         3,484       27,284  Pacific Gas & Electric Company                     617            90          707
        13,100         1,734       14,834  Peco Energy Company                                546            72          618
        13,100         1,974       15,074  Public Service Enterprises Group, Inc.             470            71          541
        17,672         2,727       20,399  Reliant Energy, Inc.                               471            73          544
        14,017         2,222       16,239  Sempra Energy                                      260            41          301
        43,200         6,201       49,401  Southern Company                                 1,077           155        1,232
        13,200         1,956       15,156  Unicom Corporation                                 525            78          603
                                                                                           ------        ------      -------
                                                                                            9,289         1,349       10,638
                                                                                           ------        ------      -------

                See notes to the Pro Forma Financial Statements

                                           Energy - Raw Materials  0.3%

        19,990         3,037       23,027  Baker Hughes, Inc.                                 636            97          733
        27,300         4,015       31,315  Halliburton Company                              1,206           177        1,383
        20,700         3,168       23,868  Occidental Petroleum Corporation                   444            68          512
                                                                                           ------        ------      -------
                                                                                            2,286           342        2,628
                                                                                           ------        ------      -------

                                           Entertainment & Leisure  0.9%

         7,700           852        8,552  Brunswick Corporation                              148            16          164
        38,000         5,535       43,535  Carnival Corporation                               945           138        1,083
        12,187         1,729       13,916  Hasbro, Inc.                                       194            28          222
        24,387         3,830       28,217  Mattel, Inc.                                       299            47          346
        84,100        12,025       96,125  McDonald's Corporation                           3,206           458        3,664
        11,800         1,778       13,578  Mirage Resorts, Incorporated *                     240            36          276
        42,770         6,365       49,135  Viacom, Inc. - Class B *                         2,326           346        2,672
         8,050         1,128        9,178  Wendy's International, Inc.                        180            25          205
                                                                                           ------        ------      -------
                                                                                            7,538         1,094        8,632
                                                                                           ------        ------      -------

                                           Environmental Services  0.0%

        22,100                     22,100  Laidlaw, Inc. - Class B                             19        -                19
                                                                                           ------        ------      -------

                                           Finance  1.2%

        28,000         3,935       31,935  American Express Company                         4,202           590        4,792
         7,717         1,122        8,839  Bear Stearns Companies, Inc.                       331            48          379
        29,706         4,395       34,101  Household International, Inc.                    1,240           183        1,423
         7,200         1,050        8,250  Lehman Brothers Holdings, Inc.                     591            86          677
        22,800         3,371       26,171  Merrill Lynch & Company, Inc.                    2,324           344        2,668
        38,200         5,624       43,824  National City Corporation                          649            96          745
                                                                                           ------        ------      -------
                                                                                            9,337         1,347       10,684
                                                                                           ------        ------      -------

                                           Financial Services  2.1%

        45,090         6,573       51,663  Associates First Capital Corporation - Class A   1,000           146        1,146
        12,200         1,786       13,986  Capital One Financial Corp.                        534            78          612
        18,815         3,010       21,825  Conseco, Inc.                                      102            16          118
         6,600           980        7,580  Countrywide Credit Industries, Inc.                182            27          209
        63,500         9,135       72,635  Federal National Mortgage Association            3,830           551        4,381
        15,000         2,259       17,259  Franklin Resources, Inc.                           484            73          557
         6,500           995        7,495  Kansas City Southern Industries                    467            72          539
         6,000           954        6,954  MBIA, Inc.                                         297            47          344
        49,662         7,320       56,982  MBNA Corporation                                 1,319           194        1,513
        70,732        10,080       80,812  Morgan Stanley Group, Inc.                       5,429           774        6,203
         8,700         1,337       10,037  Paine Webber                                       382            59          441
        50,600         7,463       58,063  The Charles Schwab Corporation                   2,252           332        2,584
         9,700         1,437       11,137  SLM Holding Corporation                            304            45          349
         7,300         1,067        8,367  T. Rowe Price Associates, Inc.                     278            41          319
                                                                                           ------        ------      -------
                                                                                           16,860         2,455       19,315
                                                                                           ------        ------      -------

                                           Food, Beverages & Tobacco  3.0%

        36,758         5,583       42,341  Archer-Daniels-Midland Company                     365            55          420
        16,800         2,499       19,299  Bestfoods                                          844           126          970
        27,000         3,908       30,908  Campbell Soup Company                              702           102          804
       159,600        21,962      181,562  Coca-Cola Company                                7,511         1,034        8,545
        26,300         3,857       30,157  Coca-Cola Enterprises                              561            82          643
        30,250         4,437       34,687  ConAgra, Inc.                                      571            84          655
         9,800         1,203       11,003  Dardeen Restaurants, Inc.                          181            22          203
        10,000         1,470       11,470  Fortune Brands, Inc.                               250            37          287
        18,000         2,720       20,720  General Mills, Inc.                                655            99          754
         2,400           331        2,731  Great Atlantic & Pacific Tea Company, Inc.          44             6           50
        22,300         3,304       25,604  Heinz (H.J.) Company                               758           112          870
         8,300         1,277        9,577  Hershey Foods Corporation                          377            58          435
        25,100         3,672       28,772  Kellogg Company                                    613            90          703
        23,900         3,439       27,339  Lowe's Companies, Inc                            1,183           170        1,353
        91,500        12,945      104,445  PepsiCo, Inc.                                    3,357           475        3,832
       149,400        21,003      170,403  Philip Morris Companies, Inc.                    3,268           459        3,727
         8,000         1,180        9,180  Quaker Oats Company                                522            77          599
        19,400         2,927       22,327  Ralston-Ralston Purina Group                       343            52          395
        56,000         8,255       64,255  Sara Lee Corporation                               840           124          964
        20,600         2,967       23,567  Sysco Corporation                                  775           112          887
         9,120         1,354       10,474  Tricon Global Restaurants, Inc. *                  311            46          357
        10,900         1,560       12,460  UST, Inc.                                          163            23          186
         6,800         1,025        7,825  Wrigley (Wm) Jr. Company                           492            74          566
                                                                                           ------        ------      -------
                                                                                           24,686         3,519       28,205
                                                                                           ------        ------      -------

                                           Gold & Precious Metals  0.1%

        23,200         3,584       26,784  Barrick Gold Corporation                           390            60          450
         9,600         1,489       11,089  Freeport McMoRan Copper & Gold, Inc.                92            14          106
        15,500         2,349       17,849  Homestake Mining Company                            93            14          107

                See notes to the Pro Forma Financial Statements

        19,361         2,978       22,339  Placer Dome, Inc.                                  157            24          181
                                                                                     ------------- ------------- ------------
                                                                                              732           112          844
                                                                                     ------------- ------------- ------------

                                           Health Care Services & Supplies 1.2%

         3,400           502        3,902  Bausch & Lomb, Inc.                                205            30          235
        24,500         3,759       28,259  Boston Scientific Corporation *                    649           100          749
        33,828         5,092       38,920  Columbia/HCA Healthcare Corporation                962           145        1,107
         3,620           533        4,153  Edwards Lifesciences Corporation*                   54             8           62
        25,700         3,761       29,461  HEALTHSOUTH Corporation *                          207            30          237
        18,842         2,840       21,682  IMS Health, Inc.                                   321            48          369
         6,300           967        7,267  Manor Care, Inc.*                                   75            12           87
        16,494         2,599       19,093  McKesson HBOC, Inc.                                278            44          322
         1,700           221        1,921  Shared Medical Systems Corporation                  70             9           79
        10,900         1,552       12,452  United Healthcare Corporation                      727           103          830
        53,600         7,674       61,274  Warner-Lambert Company                           6,100           873        6,973
         4,300           607        4,907  Wellpoint Health Networks*                         317            45          362
                                                                                     ------------- ------------- ------------
                                                                                            9,965         1,447       11,412
                                                                                     ------------- ------------- ------------


                                           Home Furnishings 0.0%

        11,700         1,808       13,508  Leggett & Platt, Inc.                              250            39          289
                                                                                     ------------- ------------- ------------


                                           Hospital Supplies & Services 0.0%

         6,500         1,017        7,517  Biomet, Inc.                                       232            36          268
                                                                                     ------------- ------------- ------------

                                           Household Products 0.1%

        12,300         1,849       14,149  Federated Department Stores *                      418            63          481
                                                                                     ------------- ------------- ------------

                                           Insurance 2.8%

         9,394         1,241       10,635  Aetna Life and Casualty Company                    544            72          616
        15,900         2,377       18,277  AFLAC Corporation                                  776           116          892
        49,946         7,282       57,228  Allstate Corporation                             1,180           172        1,352
        15,500         2,310       17,810  American General Corporation                       868           129          997
       100,202        13,770      113,972  American International Group, Inc.              10,991         1,510       12,501
        15,000         2,294       17,294  Aon Corporation                                    406            62          468
        11,000         1,561       12,561  Chubb Corporation                                  700            99          799
        12,600         1,496       14,096  CIGNA Corporation                                1,005           119        1,124
        10,200         1,482       11,682  Cincinnati Financial Corporation                   411            60          471
        13,700         2,085       15,785  The Hartford Financial Services Group, Inc.        715           109          824
         6,225           921        7,146  Jefferson-Pilot Corporation                        414            61          475
        26,704         4,117       30,821  KeyCorp                                            494            76          570
        11,800         1,802       13,602  Lincoln National Corporation                       411            63          474
        16,260         2,377       18,637  Marsh & McLennan Companies, Inc.                 1,603           234        1,837
         6,400           957        7,357  MGIC Investment Corporation                        306            46          352
         4,300           684        4,984  Progressive Corporation                            281            45          326
         8,800         1,287       10,087  Providian Corporation                              775           113          888
         8,100         1,215        9,315  SAFECO Corporation                                 179            27          206
        14,332         2,025       16,357  St Paul Companies, Inc.                            511            72          583
         7,900         1,199        9,099  Torchmark Corporation                              198            30          228
        14,259         2,140       16,399  UNUM Provident Corporation                         242            36          278
                                                                                     ------------- ------------- ------------
                                                                                           23,010         3,251       26,261
                                                                                     ------------- ------------- ------------

                                           Internet Services 1.6%

       144,000        20,262      164,262  American Online, Inc.*                           8,613         1,212        9,825
        34,300         4,672       38,972  Yahoo! Inc.*                                     4,468           609        5,077
                                                                                     ------------- ------------- ------------
                                                                                           13,081         1,821       14,902
                                                                                     ------------- ------------- ------------

                                           Liquor 0.5%

        29,500         4,239       33,739  Anheuser-Busch Companies, Inc.                   2,082           299        2,381
         4,200           607        4,807  Brown-Foreman Corporation - Class B                229            33          262
         2,300           330        2,630  Adolph Coors Company                               117            17          134
        26,500         3,939       30,439  Seagram Company Ltd.                             1,431           213        1,644
                                                                                     ------------- ------------- ------------
                                                                                            3,859           562        4,421
                                                                                     ------------- ------------- ------------
                                           Machinery - Industrial 0.0%

                         338          338  Milacron, Inc.                                                     6            6
                         108          108  NACCO Industries, Inc.                                             5            5
         9,500         1,435       10,935  Thermo Electron Corporation *                      184            28          212
                                                                                     ------------- ------------- ------------
                                                                                              184            39          223
                                                                                     ------------- ------------- ------------

                                           Medical Instruments 0.2%

        18,700         2,712       21,412  Guidant Corporation                              1,073           156        1,229
        12,800         1,762       14,562  PE Corp-PE Biosystems Group                        768           106          874
         2,900           368        3,268  PerkinElmer, Inc.                                  159            20          179
                                                                                     ------------- ------------- ------------
                                                                                            2,000           282        2,282
                                                                                     ------------- ------------- ------------

                                           Metals & Minerals 0.1%

                See notes to the Pro Forma Financial Statements

         6,080           856        6,936  Allegheny Teledyne, Inc.                           147            21          168
         1,132           166        1,298  Arch Coal, Inc.                                      6             1            7
         5,200           808        6,008  Nucor Corporation                                  224            35          259
        18,366         2,774       21,140  USX Corporation-Marathon Group, Inc.               428            65          493
         4,793           796        5,589  USX Corporation-US Steel Group, Inc.               120            20          140
         5,600           819        6,419  Worthington Industries, Inc.                        69            10           79
                                                                                     ------------- ------------- ------------
                                                                                              994           152        1,146
                                                                                     ------------- ------------- ------------

                                           Miscellaneous 1.0%

        49,200         6,856       56,056  Applied Materials, Inc. *                        5,009           698        5,707
         4,100           627        4,727  Mallinckrodt Group, Inc.                           110            17          127
         9,400         1,413       10,813  PP&L Resources, Inc.                               224            34          258
        21,000         3,244       24,244  3 Com Corporation *                                828           128          956
        24,900         3,657       28,557  3M Corporation                                   2,154           316        2,470
                                                                                     ------------- ------------- ------------
                                                                                            8,325         1,193        9,518
                                                                                     ------------- ------------- ------------
                                           Motorcycle 0.1%

        18,800                     18,800  Harley Davidson, Inc.                              749        -               749
                                                                                     ------------- ------------- ------------

                                           Multi-Industry 1.2%

        46,141         6,600       52,741  Cendant Corporation*                               712           102          814
        17,900         2,184       20,084  Corning, Inc.                                    3,535           431        3,966
         6,500           945        7,445  Loews Corporation                                  358            52          410
         1,924                      1,924  Tenneco, Inc.                                       17                         17
       108,896        15,190      124,086  Tyco International, Ltd.                         5,002           698        5,700
                                                                                     ------------- ------------- ------------
                                                                                            9,624         1,283       10,907
                                                                                     ------------- ------------- ------------

                                           Natural Gas 0.4%

        46,300         6,478       52,778  Enron Corporation                                3,227           451        3,678
                                                                                     ------------- ------------- ------------

                                           Networking 0.0%

         6,500           972        7,472  Adaptec, Inc.*                                     175            26          201
                                                                                     ------------- ------------- ------------

                                           Non-Ferrous Metals 0.4%

        13,250         2,049       15,299  Alcan Aluminum Ltd.                                434            67          501
        22,900         3,366       26,266  Alcoa, Inc.                                      1,486           218        1,704
         8,800         1,187        9,987  Englehard Corporation                              154            21          175
        11,400         1,737       13,137  Inco, Ltd.                                         178            27          205
         9,436         1,511       10,947  Newmont Mining Corporation                         221            35          256
         5,100           805        5,905  Phelps Dodge Corporation                           236            37          273
         3,500           597        4,097  Reynolds Metals Company                            233            40          273
                                                                                     ------------- ------------- ------------
                                                                                            2,942           445        3,387
                                                                                     ------------- ------------- ------------

                                           Office Equipment 0.0%

        21,500         3,013       24,513  Novell, Inc. *                                     422            59          481
                                                                                     ------------- ------------- ------------

                                           Oil - Domestic 0.5%

         5,600           830        6,430  Amerada Hess Corporation                           356            53          409
         7,300         1,161        8,461  Anadarko Petroleum Corporation                     317            50          367
         4,600           678        5,278  Ashland, Inc.                                      157            23          180
        13,592         1,598       15,190  Burlington Resources, Inc.                         534            63          597
        19,850           750       20,600  Columbia Gas System, Inc.                        1,246            47        1,293
         5,208           773        5,981  Kerr-McGee Corporation                             270            40          310
        14,900         2,350       17,250  Phillips Petroleum Company                         707           111          818
         5,200           774        5,974  Rowan Companies, Inc.*                             145            22          167
         5,700           873        6,573  Sun Company, Inc.                                  173            27          200
        14,200         2,248       16,448  Unocal Corporation                                 459            73          532
                                                                                     ------------- ------------- ------------
                                                                                            4,364           509        4,873
                                                                                     ------------- ------------- ------------

                                           Oil - International 4.2%

         7,400         1,017        8,417  Apache Corporation                                 358            49          407
        32,636         4,864       37,500  BP Amoco PLC                                     1,664           248        1,912
        42,500         5,815       48,315  Chevron Corporation                              3,618           495        4,113
        38,400         5,688       44,088  Conoco, Inc.                                       955           141        1,096
       222,927        30,630      253,557  Exxon Mobil Corporation                         17,319         2,380       19,699
       138,000        19,006      157,006  Royal Dutch Petroleum Company                    7,918         1,091        9,009
        34,500         5,060       39,560  Texaco, Inc.                                     1,708           250        1,958
        19,663         1,634       21,297  Transocean Sedco Forex Inc.                        924            77        1,001
                                                                                     ------------- ------------- ------------
                                                                                           34,464         4,731       39,195
                                                                                     ------------- ------------- ------------

                                           Oil & Gas Services 0.4%

         1,700           233        1,933  Eastern Enterprises                                103            14          117
         3,700           549        4,249  McDermott International, Inc.                       30             4           34
                         287          287  ONEOK, Inc.                                                        7            7
         2,200           318        2,518  Peoples Energy Corporation                          68            10           78
        33,900         4,937       38,837  Schlumberger, Ltd.                               2,595           378        2,973
         9,000         1,407       10,407  Tosco Corporation                                  289            45          334
        15,338         2,320       17,658  Union Pacific Resources Group                      294            45          339

                See notes to the Pro Forma Financial Statements

                                                                                     ------------- ------------- ------------
                                                                                            3,379           503        3,882
                                                                                     ------------- ------------- ------------

                                           Paper & Forest Products 0.7%

         3,400           498        3,898  Boise Cascade Corporation                          111            16          127
         5,500           865        6,365  Champion International Corporation                 361            57          418
        13,400         1,977       15,377  Fort James Corporation                             321            47          368
        10,200         1,596       11,796  Georgia-Pacific Corporation                        375            59          434
        25,415         3,781       29,196  International Paper Company                        934           139        1,073
        34,012         4,858       38,870  Kimberly-Clark Corporation                       1,975           282        2,257
         6,372           994        7,366  Louisiana Pacific Corporation                       85            13           98
         6,200           901        7,101  Mead Corporation                                   216            31          247
         1,800           243        2,043  Potlatch Corporation                                71            10           81
         3,250           501        3,751  Temple-Inland, Inc.                                163            25          188
         6,825           891        7,716  Westvaco Corporation                               211            28          239
        14,650         1,810       16,460  Weyerhaeuser Company                               783            97          880
         6,600         1,002        7,602  Willamette Industries                              252            38          290
                                                                                     ------------- ------------- ------------
                                                                                            5,858           842        6,700
                                                                                     ------------- ------------- ------------

                                           Printing & Publishing 0.1%

        11,500         1,762       13,262  McGraw-Hill, Inc.                                  604            93          697
         3,200           494        3,694  Meredith Corporation                                89            14          103
         7,300         1,191        8,491  R.R. Donnelley & Sons Company                      155            25          180
                                                                                     ------------- ------------- ------------
                                                                                              848           132          980
                                                                                     ------------- ------------- ------------

                                           Production 0.6%

         1,400           218        1,618  Briggs & Stratton Corporation                       54             8           62
        22,000         3,189       25,189  Caterpillar, Inc.                                  868           126          994
         5,600           866        6,466  Cooper Industries, Inc.                            192            30          222
         4,100           594        4,694  Crane Co.                                          110            16          126
        14,000         2,095       16,095  Deere & Company                                    565            85          650
        13,600         1,918       15,518  Dover Corporation                                  691            97          788
         1,900           277        2,177  FMC Corporation *                                  111            16          127
        18,800         2,262       21,062  Illinois Tool Works, Inc.                        1,204           145        1,349
        10,300         1,495       11,795  Ingersoll-Rand Company                             483            70          553
         6,366         1,114        7,480  Pall Corporation                                   142            25          167
         6,525         1,031        7,556  Parker-Hannifin Corporation                        303            48          351
         4,900           531        5,431  Timken Company                                      91            10          101
                                                                                     ------------- ------------- ------------
                                                                                            4,814           676        5,490
                                                                                     ------------- ------------- ------------

                                           Railroads 0.2%

        27,943         4,250       32,193  Burlington Northern Santa Fe                       674           103          777
        12,720         1,936       14,656  CSX Corporation                                    266            41          307
        22,200         3,458       25,658  Norfolk Southern Corporation                       391            61          452
        15,300         2,275       17,575  Union Pacific Corporation                          645            96          741
                                                                                     ------------- ------------- ------------
                                                                                            1,976           301        2,277
                                                                                     ------------- ------------- ------------

                                           Retail 5.3%

        26,043         3,812       29,855  Albertson's, Inc.                                  848           124          972
         4,400           581        4,981  American Greetings Corporation                      80            11           91
         7,400         1,251        8,651  Bed Bath & Beyond, Inc.*                           271            46          317
        12,700         1,901       14,601  Best Buy*                                        1,025           154        1,179
        12,000         1,875       13,875  Circuit City Stores, Inc.                          706           110          816
         6,000           983        6,983  Consolidated Stores Corporation*                    75            12           87
        27,242         3,964       31,206  Costco Companies, Inc.*                          1,473           214        1,687
         6,600           939        7,539  Dillard Department Stores, Inc. - Class A           92            13          105
        16,581         2,088       18,669  Dollar General Corporation                         379            48          427
        53,275         7,790       61,065  Gap, Inc.                                        1,958           286        2,244
       148,200        20,265      168,465  Home Depot, Inc.                                 8,308         1,136        9,444
        28,500         4,503       33,003  Kmart Corporation *                                231            37          268
        19,400         2,916       22,316  Kohls Department Stores *                          931           140        1,071
        51,200         7,535       58,735  Kroger Corporation *                               950           140        1,090
        13,311         1,932       15,243  The Limited, Inc.                                  601            87          688
         2,500           334        2,834  Longs Drug Stores Corporation                       58             8           66
        20,514         3,050       23,564  The May Department Stores Company *                564            84          648
         8,400         1,281        9,681  Nordstrom, Inc.                                    234            36          270
        23,400         3,388       26,788  Office Depot*                                      247            36          283
        15,700         2,359       18,059  J.C. Penney Company, Inc.                          217            33          250
         3,300           447        3,747  Pep Boys-Manny, Moe & Jack                          21             3           24
        15,400         2,327       17,727  Rite Aid Corporation                                77            12           89
        30,800         4,656       35,456  Safeway, Inc.*                                   1,359           206        1,565
        23,600         3,474       27,074  Sears Roebuck and Company                          864           127          991
        28,750         4,222       32,972  Staples, Inc. *                                    548            81          629
         7,000         1,271        8,271  Supervalu, Inc.                                    145            26          171
        11,400         1,802       13,202  Tandy Corporation                                  650           103          753
        27,400         4,022       31,422  Target Corporation                               1,824           268        2,092
        19,000         2,893       21,893  TJX Companies, Inc.                                365            56          421
        17,025         2,286       19,311  Toys "R" Us, Inc. *                                260            35          295

                See notes to the Pro Forma Financial Statements

        62,000         9,095       71,095  Walgreen Company                                 1,744           256        2,000
       287,200        39,561      326,761  Wal-Mart Stores, Inc.                           15,904         2,191       18,095
         8,800         1,338       10,138  Winn-Dixie Stores, Inc.                            146            22          168
                                                                                     ------------- ------------- ------------
                                                                                           43,155         6,141       49,296
                                                                                     ------------- ------------- ------------

                                           Savings & Loan 0.3%

        43,100         6,321       49,421  Federal Home Loan Mortgage Corporation           1,980           290        2,270
        10,200         1,527       11,727  Golden West Financial Corporation                  348            52          400
                                                                                     ------------- ------------- ------------
                                                                                            2,328           342        2,670
                                                                                     ------------- ------------- ------------

                                           Semiconductors 1.0%

         7,500         1,308        8,808  Advanced Micro Devices, Inc. *                     658           115          773
        12,200         1,700       13,900  Conexant Systems, Inc.*                            730           102          832
        10,400         1,638       12,038  KLA-Tencor Corporation *                           779           123          902
        18,600         2,598       21,198  LSI Logic Corp *                                 1,163           162        1,325
        16,900         2,256       19,156  Micron Technology Incorporated                   2,353           314        2,667
        10,100         1,436       11,536  Teradyne, Inc.*                                  1,111           158        1,269
        20,000         2,812       22,812  Xilinx, Inc.*                                    1,465           206        1,671
                                                                                     ------------- ------------- ------------
                                                                                            8,259         1,180        9,439
                                                                                     ------------- ------------- ------------

                                           Software 3.1%

         7,200         1,050        8,250  Adobe Systems Incorporated                         871           127          998
        10,800         1,702       12,502  Citrix Systems, Inc.*                              659           104          763
        22,800         3,211       26,011  Compuware Corporation*                             286            40          326
       328,900        46,206      375,106  Microsoft Corporation *                         22,941         3,223       26,164
        16,200         2,417       18,617  Parametric Technology Company *                    132            20          152
        16,800         2,169       18,969  Peoplesoft, Inc. *                                 234            30          264
                                                                                     ------------- ------------- ------------
                                                                                           25,123         3,544       28,667
                                                                                     ------------- ------------- ------------

                                           Steel 0.0%

         8,200         1,181        9,381  Bethlehem Steel Corporation*                        44        -                44
                                                                                     ------------- ------------- ------------

                                           Telecommunications 8.8%

        18,600         2,664       21,264  ADC Telecommunications, Inc.*                    1,130           162        1,292
        19,600         2,740       22,340  Alltell Corporation                              1,306           183        1,489
       206,342        28,414      234,756  AT & T Corporation                               9,634         1,327       10,961
       100,508        13,811      114,319  Bell Atlantic Corporation                        5,955           818        6,773
       121,600        16,671      138,271  BellSouth Corp.                                  5,920           812        6,732
        10,300         1,561       11,861  Cabletron Systems *                                236            36          272
         8,300         1,234        9,534  CenturyTel, Inc.                                   203            30          233
        47,420         7,016       54,436  Global Crossing Ltd.*                            1,494           221        1,715
        62,700         8,678       71,378  GTE Corporation                                  4,248           588        4,836
       201,779        28,284      230,063  Lucent Technologies, Inc.                       12,548         1,759       14,307
       183,170        25,188      208,358  MCI Worldcom, Inc.                               8,323         1,144        9,467
        22,700         3,050       25,750  Nextel Communications, Inc.*                     2,484           334        2,818
       220,007        30,294      250,301  SBC Communications, Inc.                         9,639         1,327       10,966
         9,000         1,382       10,382  Scientific-Atlanta, Inc.                           585            90          675
        54,400         7,841       62,241  Sprint Corporation                               3,346           482        3,828
        54,500         7,608       62,108  Sprint PCS Group                                 2,998           418        3,416
        31,145         4,552       35,697  US West, Inc.                                    2,217           324        2,541
                                                                                     ------------- ------------- ------------
                                                                                           72,266        10,055       82,321
                                                                                     ------------- ------------- ------------

                                           Telecommunications Equipment 2.1%

        10,400         1,302       11,702  Comverse Technology, Inc.*                         928           116        1,044
        91,160        12,816      103,976  Nortel Networks Corporation                     10,324         1,451       11,775
        45,500         6,560       52,060  Qualcom, Inc.*                                   4,934           711        5,645
        25,100         3,564       28,664  Tellabs, Inc. *                                  1,376           195        1,571
                                                                                     ------------- ------------- ------------
                                                                                           17,562         2,473       20,035
                                                                                     ------------- ------------- ------------

                                           Textiles & Apparel 0.3%

        24,200         3,564       27,764  CVS Corporation                                  1,053           155        1,208
         3,600           592        4,192  Liz Claiborne, Inc.                                167            27          194
        17,400         2,603       20,003  Nike, Inc. - Class B                               756           113          869
                         502          502  Reebok International Ltd.*                                         9            9
                         306          306  Russell Corporation                                                6            6
         1,100           132        1,232  Springs Industries, Inc.                            45             5           50
         7,454         1,095        8,549  VF Corporation                                     210            31          241
                                                                                     ------------- ------------- ------------
                                                                                            2,231           346        2,577
                                                                                     ------------- ------------- ------------

                                           Tire & Rubber 0.1%

         4,800           661        5,461  Cooper Tire & Rubber Company                        65             9           74
         6,800           994        7,794  Goodrich (B.F.) Company                            217            32          249
         9,262         1,385       10,647  Goodyear Tire & Rubber Company                     256            38          294
                                                                                     ------------- ------------- ------------
                                                                                              538            79          617
                                                                                     ------------- ------------- ------------

                                           Transportation Equipment 0.0%

         2,500           411        2,911  Cummins Engine Company, Inc.                        89            15          104
                                                                                     ------------- ------------- ------------

                See notes to the Pro Forma Financial Statements

                                           Travel & Recreation 0.9%

       132,800        18,421      151,221  The Walt Disney Company                                 5,752           798        6,550
         7,150         1,145        8,295  Harrahs Entertainment, Inc. *                             147            24          171
        23,000         2,284       25,284  Hilton Hotels Corporation                                 195            19          214
        14,900         2,300       17,200  Marriott International, Inc. - Class A                    477            74          551
        15,532         1,171       16,703  Sabre Holding Corporation*                                543            41          584
                                                                                              ----------- ------------- ------------
                                                                                                   7,114           956        8,070
                                                                                              ----------- ------------- ------------

                                           Trucking 0.0%

         3,550           610        4,160  Ryder System, Inc.                                         79            14           93
                                                                                              ----------- ------------- ------------

                                           Waste Management 0.0%

        11,800         1,682       13,482  Allied Waste Industries, Inc.*                             72            10           82
        37,740         5,632       43,372  Waste Management, Inc.                                    599            89          688
                                                                                              ----------- ------------- ------------
                                                                                                     671            99          770
                                                                                              ----------- ------------- ------------

                                                                                              ----------- ------------- ------------
                                           Total Common Stock (Cost $470,649)                    780,617       109,602      890,219
                                                                                              ----------- ------------- ------------


                                           INVESTMENT COMPANIES 0.1%

                       6,300        6,300  S&P Depository Receipt                                 -                914          914
                                                                                              ----------- ------------- ------------

                                           Total Investment Companies (Cost $850)                 -                914          914
                                                                                              ----------- ------------- ------------

                               Pro Forma
   Firstar       Mercantile    Combined
  Principal      Principal     Principal
    Amount         Amount       Amount     SHORT-TERM INVESTMENTS 4.7%
--------------- ------------- ------------
                                           U.S. Governement Agencies 0.1%
                         855          855  FHLB Discount Note, 5.79%, 5/1/00                     -                 855          855
                                                                                              ----------- ------------- ------------

                                           U.S. Treasuries 0.4%

         3,600                      3,600  U.S. Treasury Bill, 0.00%, 5/25/00                      3,587        -             3,587
                                                                                              ----------- ------------- ------------

                                           Variable Rate Demand Notes 4.2%

        16,453                     16,453  American Family Financial Services, Inc.               16,453        -            16,453
        22,703                     22,703  Warner Lambert Company                                 22,703        -            22,703
                                                                                              ----------- ------------- ------------
                                           Total Variable Rate Demand Notes                       39,156        -            39,156
                                                                                              ----------- ------------- ------------

                                           Total Short-Term Investments (Cost $43,598)            42,743           855       43,598
                                                                                              ----------- ------------- ------------

                                           Total Investments (Cost $514,247) 100.0%           $  823,360  $    111,371  $   934,731
                                                                                              =========== ============= ============


                                           *  Non-income producing

    Actual         Actual       Actual
    Number         Number       Number
 of contracts   of contracts  of contracts
--------------- ------------- ------------
                                           Futures

           121                    121      S&P 500 Financial Futures Contracts (Cost $44,165) $   46,280             -  $    46,280
                                                                                              =========== ============= ============

                See notes to the Pro Forma Financial Statements

FIRSTAR GROWTH FUND

FIRSTAR GROWTH FUND / MERCANTILE GROWTH EQUITY PORTFOLIO
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
 (Amounts in thousands)                                        April 30, 2000
(Unaudited)

                              Pro Forma
   Firstar     Mercantile     Combined                                                                            Pro Forma
  Number of     Number of     Number of                                               Firstar      Mercantile     Combined
   Shares        Shares        Shares                                               Market Value   Market Value  Market Value
-----------    ----------     ---------                                            -------------  -------------  ------------
                                        COMMON STOCKS 96.2%
                                        Aerospace & Aircraft 0.4%
  38,500                     38,500     General Dynamics Corporation               $   2,252                -    $    2,252
                                                                                   -------------  -------------  -----------

                                        Air Transportation 0.4%
 100,700                    100,700     Southwest Airlines                             2,184                -         2,184
                                                                                   -------------  ------------- ------------

                                        Banking 4.4%
               23,853        23,853     BankAmerica Corporation                                   $     1,169         1,169
  45,600                     45,600     Chase Manhattan Corporation                    3,286                          3,286
               54,262        54,262     Citigroup, Inc.                                                 3,225         3,225
  54,000                     54,000     Fifth Third Bancorp                            3,409                          3,409
  79,300       13,000        92,300     State Street Corporation                       7,682            1,259         8,941
               49,000        49,000     Wells Fargo & Company                                           2,012         2,012
                                                                                   -------------  ------------  ------------
                                                                                      14,377            7,665        22,042
                                                                                   -------------  ------------  ------------

                                        Biotechnology 0.6%
               50,800        50,800     Amgen, Inc.*                                       -            2,845         2,845
                                                                                   -------------  ------------  ------------

                                        Business Services 3.4%
  41,900                     41,900     Computer Sciences Corporation*                 3,417                          3,417
  54,900       14,200       169,100     First Data Corporation                         7,542              691         8,233
  71,400                     71,400     Sabre Group Holdings, Inc. *                   2,495                          2,495
  85,800                     85,800     SunGard Data Systems, Inc. *                   2,965                          2,965
                                                                                   -------------  -------------  -----------
                                                                                      16,419              691        17,110
                                                                                   -------------  -------------  -----------


                                        Communications & Media 4.5%
 125,500                    125,500     Charter Communications, Inc.*                  1,843                          1,843
  88,200                     88,200     Walt Disney Company                            3,820                          3,820
  89,200       38,000       127,200     Infinity Broadcasting                          3,027            1,290         4,317
 110,300                    110,300     Interpublic Group of Companies, Inc.           4,522                          4,522
  57,400                     57,400     Omnicom Group, Inc.                            5,227                          5,227
               21,000        21,000     Time Warner, Inc.                                               1,889         1,889
               36,000        36,000     Tribune Company                                                 1,399         1,399
                                                                                   -------------  ------------- ------------
                                                                                      18,439            4,578        23,017
                                                                                   -------------  ------------- ------------

                                        Computers 4.3%
  41,700                     41,700     ASM Lithography Holding N.V.*                  1,668                          1,668
               49,000        49,000     COMPAQ Computer Corporation                                     1,433         1,433
  47,600       28,800        76,400     EMC Corporation*                               6,613            4,001        10,614
  61,400        6,600        68,000     Sun Microsystems, Inc.                         5,645              607         6,252
  16,800                     16,800     VERITAS Software Corporation*                  1,802                          1,802
                                                                                   ---------      ------------  ------------
                                                                                      15,728            6,041        21,769
                                                                                   ---------      ------------  ------------

                                        Consumer Products 0.2%
               16,000        16,000     Avery Dennison Corporation                         -            1,050         1,050
                                                                                   ---------      ------------  ------------

                                        Cosmetics & Soap 0.3
               36,400        36,400     Estee Lauder Companies                             -            1,606         1,606
                                                                                   ---------      ------------  ------------


                                        Drugs 10.1%
               34,400        34,400     Abbott Laboratories                                             1,322         1,322
  61,000       42,000       103,000     Bristol-Meyers Squibb Company                   3,199           2,202         5,401
  95,000       23,000       118,000     Eli Lilly and Company                           7,345           1,778         9,123

                  See notes to the Pro Froma Financial Statements

  12,100        3,900        16,000     Genentech, Inc.*                                 1,416            456         1,872
  46,500       26,000        72,500     Johnson & Johnson                                3,836          2,145         5,981
  53,700       48,900       102,600     Merck & Co., Inc.                                3,732          3,399         7,131
               84,000        84,000     Pfizer, Inc.                                                    3,539         3,539
               49,200        49,200     Schering Plough Corporation                                     1,983         1,983
  83,100       26,400       109,500     Warner-Lambert Company                           9,458          3,005        12,463
  50,900                     50,900     Watson Pharmaceuticals, Inc.*                    2,287                        2,287
                                                                                     ---------        -------       -------
                                                                                        31,273         19,829        51,102
                                                                                     ---------        -------       -------

                                        Electrical Equipment 1.0%
               31,900        31,900     General Electric Company                             -          5,016         5,016
                                                                                     ---------        -------       -------

                                        Electronic Components & Semiconductors 13.9%
               30,100        30,100     Altera Corporation *                                            3,078         3,078
  36,400       11,400        47,800     Analog Devices, Inc.*                            2,796            876         3,672
  62,700       22,000        84,700     Applied Materials, Inc.*                         6,384          2,240         8,624
  14,000                     14,000     Broadcom Corporation*                            2,413                        2,413
  35,300       11,800        47,100     Conexant Systems, Inc.*                          2,114            707         2,821
  33,800                     33,800     Flextronics International Ltd.*                  2,374                        2,374
  52,700                     52,700     Infineon Technologies AG*                        3,577                        3,577
  65,100       21,500        86,600     Intel Corporation                                8,255          2,727        10,982
               29,700        29,700     KLA-Tencor Corporation*                                         2,224         2,224
               28,800        28,800     Maxim Integrated Products *                                     1,867         1,867
  76,237                     76,237     Molex, Inc. - Class A                            3,049                        3,049
  17,900                     17,900     PMC - Sierra, Inc.*                              3,435                        3,435
  17,800                     17,800     STMicroelectronics N.V.                          3,376                        3,376
  20,400        6,800        27,200     Teradyne, Inc.*                                  2,244            748         2,992
  72,200       24,100        96,300     Texas Instruments Incorporated                  11,760          3,925        15,685
                                                                                     ---------        -------       -------
                                                                                        51,777         18,392        70,169
                                                                                     ---------        -------       -------

                                        Electronics 0.6%
               21,200        21,200     Hewlett-Packard Company                              -          2,862         2,862
                                                                                     ---------        -------       -------

                                        Financial Services 4.9%
  47,700       39,000        86,700     Federal Home Loan Mortgage Corporation           2,191          1,792         3,983
  25,000       26,000        51,000     Federal National Mortgage Association            1,508          1,568         3,076
  81,400                     81,400     Franklin Resources, Inc.                         2,625                        2,625
 207,825       93,450       301,275     MBNA Corporation                                 5,520          2,482         8,002
  71,700       22,000        93,700     Morgan Stanley Dean Witter & Company             5,503          1,689         7,192
                                                                                     ---------        -------       -------
                                                                                        17,347          7,531        24,878
                                                                                     ---------        -------       -------

                                        Food, Beverages, & Tobacco 1.0%
               27,000        27,000     Coca-Cola Company                                               1,271         1,271
  56,000       47,500       103,500     PepsiCo, Inc.                                    2,055          1,743         3,798
               50,500        50,500     Sysco Corporation                                               1,900         1,900
                                                                                     ---------        -------       -------
                                                                                         2,055          4,914         5,069
                                                                                     ---------        -------       -------

                                        Health Care Services & Supplies 1.3%
  67,150                     67,150     Cardinal Health, Inc.                            3,697                        3,697
 157,700                    157,700     IMS Health Incorporated                          2,691                        2,691
                                                                                     ---------        -------       -------
                                                                                         6,388              -         6,388
                                                                                     ---------        -------       -------

                                        Insurance 3.4%
  63,250                     63,250     AFLAC, Inc.                                      3,087                        3,087
  64,282       18,015        82,297     American International Group                     7,051          1,976         9,027
  32,300                     32,300     Aon Corporation                                    874                          874
  85,200                     85,200     MGIC Investment Corporation                      4,074                        4,074
                                                                                     ---------        -------       -------
                                                                                        15,086          1,976        17,062
                                                                                     ---------        -------       -------

                                        Internet Products & Services  0.2%
  15,400                     15,400     Ariba, Inc.*                                     1,142              -         1,142
                                                                                     ---------        -------       -------


                                        Medical Instruments 1.8%
  31,600                     31,600     Guidant Corporation                              1,813                        1,813
  84,800       57,000       141,800     Medtronic, Inc.                                  4,404          2,960         7,364
                                                                                     ---------        -------       -------
                                                                                         6,217          2,960         9,177
                                                                                     ---------        -------       -------

               See notes to the Proma Froma Financial Statements

                                         Multi-Industry 1.6%
167,300       12,900       180,200 Tyco International, Ltd.                               7,685           593          8,278
                                                                                       --------     ---------     ----------


                                   Networking Products 3.9%
168,700       37,700       206,400 Cisco Systems, Inc. *                                 11,696         2,614         14,310
  6,300                      6,300 Juniper Networks, Inc.*                                1,340                        1,340
 54,400                     54,400 Network Appliance, Inc.*                               4,022                        4,022
                                                                                       --------     ---------     ----------
                                                                                         17,058         2,614         19,672
                                                                                       --------     ---------     ----------

                                   Oil & Gas - Domestic 2.0%
158,500                    158,500 EOG Resources, Inc.                                    3,943                        3,943
 45,300       14,500        59,800 Phillips Petroleum Company                             2,149           688          2,837
 54,100       17,200        71,300 Texaco, Inc.                                           2,678           851          3,529
                                                                                       --------     ---------     ----------
                                                                                          8,770         1,539         10,309
                                                                                       --------     ---------     ----------
                                   Oil & Gas Services 2.9%
 87,300                     87,300 Enron Corporation*                                     6,084                        6,084
 65,900                     65,900 Halliburton Company                                    2,912                        2,912
 70,400                     70,400 Schlumberger Limited                                   5,390                        5,390
                                                                                       --------     ---------     ----------
                                                                                         14,386             -         14,386
                                                                                       --------     ---------     ----------

                                   Paper & Forest Products 0.4%
 30,200                     30,200 Champion International Corporation                     1,986             -          1,986
                                                                                       --------     ---------     ----------

                                   Production 0.3%
              21,000        21,000 Illinois Tool Works, Inc.                                  -         1,345          1,345
                                                                                       --------     ---------     ----------

                                   Retail 9.9%
 63,200                     63,200 Circuit City Stores, Inc.                              3,717                        3,717
 68,000                     68,000 Costco Companies, Inc. *                               3,676                        3,676
 88,200                     88,200 Dollar General Corporation                             2,018                        2,018
 61,300       50,000       111,300 Home Depot, Inc.                                       3,437         2,803          6,240
 96,200                     96,200 Kohl's Corporation*                                    4,618                        4,618
              32,000        32,000 Kroeger Company *                                                      594            594
128,500                    128,500 Lowe's Companies, Inc.                                 6,361                        6,361
142,200       29,000       171,200 Safeway, Inc. *                                        6,275         1,280          7,555
 53,100                     53,100 Target Corporation                                     3,534                        3,534
134,400                    134,400 Walgreen Company                                       3,780                        3,780
101,200       32,400       133,600 Wal-Mart Stores, Inc.                                  5,604         1,794          7,398
                                                                                       --------     ---------     ----------
                                                                                         43,020         6,471         49,491
                                                                                       --------     ---------     ----------

                                   Software 3.5%
 20,300        4,000        24,300 Citrix Systems, Inc.*                                  1,240           244          1,484
123,800       51,000       174,800 Microsoft Corporation *                                8,635         3,557         12,192
 47,100                     47,100 Oracle Corporation*                                    3,765                        3,765
                                                                                       --------     ---------     ----------
                                                                                         13,640         3,801         17,441
                                                                                       --------     ---------     ----------

                                   Telecommunications 5.7%
                4950         4,950 Allegiance Telecommunications, Inc.                                    350            350
 27,800                     27,800 ALLTEL Corporation                                     1,852                        1,852
 20,200        6,700        26,900 AT & T Wireless Group*                                   643           213            856
 69,100                     69,100 Broadwing, Inc.*                                       2,024                        2,024
 44,300       14,200        58,500 Global Crossing Ltd.*                                  1,395           447          1,842
 51,100        5,300        56,400 JDS Uniphase Corporation*                              5,298           550          5,848
              22,400        22,400 Lucent Technologies, Inc.                                            1,393          1,393
 93,472       30,000       123,472 MCI WorldCom, Inc.*                                    4,247         1,363          5,610
              15,900        15,900 Mcleod, Inc. *                                                         397            397
 31,300        4,900        36,200 Nextel Communications, Inc.*                           3,425           536          3,961
               4,100         4,100 Nextlink Communications, Inc. *                                        346            346
              27,792        27,792 SBC Communications, Inc.                                             1,218          1,218
              15,000        15,000 Vodafone Airtouch Public Ltd *                                         705            705
 16,600        5,500        22,100 VoiceStream Wireless Corporation*                      1,643           544          2,187
                                                                                       --------     ---------     ----------
                                                                                         20,527         8,062         28,589
                                                                                       --------     ---------     ----------

                                   Telecommunications Equipment 7.6%
 27,400        9,100        36,500 CIENA Corporation*                                     3,387         1,125          4,512
 20,600        6,400        27,000 Comverse Technology, Inc.*                             1,837           571          2,408

                See notes to the Pro Froma Financial Statements

     9,100                      9,100 Corning Incorporated                                      1,797                        1,797
    21,400        7,000        28,400 Ericsson AB                                               1,893           619          2,512
    14,600                     14,600 Motorola, Inc.                                            1,738                        1,738
   112,200       11,600       123,800 Nokia Corporation - ADR                                   6,381           660          7,041
    83,000       15,500        98,500 Nortel Networks Corporation                               9,400         1,755         11,155
    40,400       13,400        53,800 Scientific-Atlanta, Inc.                                  2,632           871          3,503
    30,200                     30,200 Qualcom, Inc.                                             3,275                        3,275
                                                                                           -----------   -----------   -----------
                                                                                               32,340         5,601         37,941
                                                                                           -----------   -----------   -----------
                                      Transportation 0.9%
   110,400                    110,400 Harley-Davidson, Inc.                                     4,395             -          4,395
                                                                                           -----------   -----------   -----------


                                      Travel & Recreation 0.8%
   125,800       26,000       151,800 Carnival Corporation - Class A                            3,129           647          3,776
                                                                                           -----------   -----------   -----------

              1,941,922               Total Common Stock (Cost $296,055)                      367,620       118,629        486,249
                                                                                           -----------   -----------   ------------


                            Pro Forma
Firstar      Mercantile     Combined
Principal     Principal     Principal
Amount        Amount        Amount
---------    ----------     ---------

                                      SHORT-TERM INVESTMENTS 3.8%
                                      U.S. Government Agency-Backed Mortgage Issues 0.8%
                                      Federal Home Loan Bank (FHLB),
                $ 4,000       $ 4,000   0.00%, 05/01/00                                             -        4,000       4,000
                                                                                           ----------- ------------- -------------

                                      Commercial Paper 0.4%
                  2,307         2,307 Pitney-Bowes Credit                                           -        2,300       2,300
                                                                                           ----------- ------------- --------------

                            Pro Forma
Firstar      Mercantile     Combined
Number of     Number of     Number of
Shares        Shares        Shares

----------- ------------  ------------
                                      Investment Companies 2.6%
        67                         67 Financial Square Prime Obligation Fund                       67                           67
    12,805                     12,805 Short-Term Investments Co. Liquid Assets Portfolio       12,805                       12,805
                                                                                           ----------- ------------- -------------

                                      Total Investment Companies                               12,872        -              12,872
                                                                                           ----------- ------------- -------------

                                      Total Short-Term Investments (Cost $19,172)              12,872         2,300         19,172
                                                                                           ----------- ------------- -------------

                                      Total Investments (Cost $315,227) 100.0%              $ 380,492     $ 124,929      $ 505,421
                                                                                           =========== ============= ==============

                                      * Non-income producing

               See notes to the Pro Froma Financial Statements

FIRSTAR MIDCAP INDEX FUND

FIRSTAR MIDCAP INDEX FUND / FIRSTAR STELLAR CAPITAL APPRECIATION FUND PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
 (Amounts in thousands)                             April 30, 2000
 Unaudited)

                          Pro Forma
  Firstar     Stellar     Combined                                                                           Pro Forma
 Number of   Number of    Number of                                                 Firstar      Stellar     Combined
  Shares      Shares       Shares                                                 Market Value Market Value Market Value
 ----------- ----------  ------------                                             ------------ ------------ -------------
                                     COMMON STOCKS  94.8%
                                     Aerospace & Aircraft  0.8%

      3,800                    3,800 Cordant Technologies, Inc.                         $ 215                     $ 215
                17,300        17,300 General Dynamics Corp.                                        $ 1,012        1,012
      4,700                    4,700 Litton Industries, Inc.*                             204                       204
      1,000                    1,000 Sequa Corporation                                     49                        49
                                                                                  ------------ ------------ ------------
                                                                                          468        1,012        1,480
                                                                                  ------------ ------------ ------------
                                     Appliances  0.3%
                16,000        16,000 Maytag Corp.                                                      551          551
                                                                                  ------------ ------------ ------------


                                     Autos & Trucks  0.5%
      2,300      2,000         4,300 Arvin Industries, Inc.                                50           44           94
      2,600                    2,600 Borg-Warner Automotive, Inc.                         109                       109
      7,600                    7,600 Federal-Mogul Corporation                            103                       103
      6,900      7,500        14,400 Lear Corporation*                                    206          224          430
      6,400      8,000        14,400 Meritor Automotive, Inc.                              96          120          216
      2,800                    2,800 Superior Industries International, Inc.               90                        90
                                                                                  ------------ ------------ ------------
                                                                                          654          388        1,042
                                                                                  ------------ ------------ ------------

                                     Banking 3.9%
      6,600                    6,600 Associated Banc-Corp                                 169                       169
      4,100                    4,100 CCB Financial Corporation                            162                       162
      4,900     25,000        29,900 City National Corporation                            180          921        1,101
     11,700                   11,700 Compass Bancshares, Inc.                             216                       216
     20,200                   20,200 First Security Corporation                           285                       285
     13,400     26,000        39,400 First Tennessee National Corporation                 255          494          749
      5,100                    5,100 First Virginia Banks, Inc.                           186                       186
      9,300                    9,300 FirstMerit Corporation                               152                       152
     16,500     40,000        56,500 Hibernia Corporation                                 175          425          600
      5,000                    5,000 Keystone Financial, Inc.                              75                        75
     10,900     11,000        21,900 Marshall & Ilsley Corporation                        506          511        1,017
      7,100                    7,100 Mercantile Bankshares Corporation                    202                       202
     11,100                   11,100 National Commerce Bancorporation                     182                       182
     18,100     17,000        35,100 North Fork Bancorporation, Inc.                      293          275          568
      8,200                    8,200 Pacific Centruy Financial Corporation                169                       169
      5,000                    5,000 Provident Financial Group                            147                       147
      8,500                    8,500 TCF Financial Corporation                            199                       199
      3,900                    3,900 Westamerica Bancorporation                            98                        98
      3,400                    3,400 Wilmington Trust Corporation                         157                       157
      8,800     17,000        25,800 Zions Bancorporation                                 365          706        1,071
                                                                                  ------------ ------------ ------------
                                                                                        4,173        3,332        7,505
                                                                                  ------------ ------------ ------------

                                     Biotechnology  1.0%
     18,700     20,000        38,700 Chiron Corporation*                                  846          905        1,751
      2,900                    2,900 Incyte Pharmaceuticals, Inc.*                        223                       223
                                                                                  ------------ ------------ ------------
                                                                                        1,069          905        1,974
                                                                                  ------------ ------------ ------------

                                     Building & Construction  0.6%
                14,400        14,400 Astec Industries, Inc. *                                          362          362
     14,400     12,000        26,400 Clayton Homes, Inc.                                  137          114          251
      2,800     16,000        18,800 Granite Construction, Inc.                            66          380          446
                                                                                  ------------ ------------ ------------
                                                                                          203          856        1,059
                                                                                  ------------ ------------ ------------

                                     Building Materials  1.3%
      7,300                    7,300 American Standard Companies, Inc.*                   299                       299
      4,800     18,000        22,800 Martin Marietta Materials, Inc.                      254          954        1,208
      3,700      6,000         9,700 Southdown, Inc.                                      215          349          564
      5,000      6,500        11,500 USG Corporation                                      209          271          480
                                                                                  ------------ ------------ ------------
                                                                                          977        1,574        2,551
                                                                                  ------------ ------------ ------------

                                     Business Services  3.9%
      6,000                    6,000 ACNielson Corporation*                               138                       138
      4,500                    4,500 Avnet, Inc.                                          354                       354
     17,200     19,500        36,700 Cintas Corporation                                   681          773        1,454
     15,800     30,000        45,800 Comdisco, Inc.                                       491          932        1,423
     21,200                   21,200 Concord EFS, Inc.*                                   474                       474
     15,800                   15,800 Convergys Corporation*                               695                       695

                See notes to the Pro Forma Financial statements

      9,100                    9,100 Gartner Group, Inc.*                                  98                        98
      7,100                    7,100 Harte-Hanks, Inc.                                    176                       176
      2,700     19,000        21,700 Jacobs Engineering Group, Inc.*                       85          595          680
      7,400     10,000        17,400 Keane, Inc.*                                         214          289          503
      3,700      5,000         8,700 Kelly Services, Inc. - Class A                        87          118          205
      7,800                    7,800 Manpower, Inc.                                       275                       275
      9,900                    9,900 Modis Professional Services, Inc.*                    75                        75
      4,600                    4,600 Navigant Consulting, Inc.*                            46                        46
      2,300                    2,300 NCO Group, Inc.*                                      79                        79
      9,300                    9,300 Robert Half International, Inc.                      568                       568
      9,800                    9,800 Viad Corporation                                     249                       249
                                                                                  ------------ ------------ ------------
                                                                                        4,785        2,707        7,492
                                                                                  ------------ ------------ ------------

                                     Chemicals  1.5%
      6,300                    6,300 Airgas, Inc.*                                         37                        37
      4,500     20,000        24,500 Albemarle Corporation                                 94          419          513
     12,300                   12,300 CK Witco Corporation                                 144                       144
      6,900                    6,900 Cabot Corporation                                    186                       186
      4,300                    4,300 Cytec Industries, Inc.*                              130                       130
      7,800                    7,800 Ethyl Corporation                                     24                        24
      3,200                    3,200 Ferro Corporation                                     73                        73
      1,200      3,000         4,200 H.B. Fuller Company                                   46          115          161
      3,200                    3,200 Georgia Gulf Corporation                              77                        77
      5,700      3,000         8,700 The Lubrizol Corporation                             146           77          223
     12,100                   12,100 Lyondell Chemical Company                            222                       222
      5,700                    5,700 M.A. Hannna Company                                   66                        66
      2,200                    2,200 Minerals Technologies, Inc.                          102                       102
      4,400                    4,400 Olin Corporation                                      78                        78
      3,800                    3,800 A. Schulman, Inc                                      49                        49
     11,300                   11,300 Solutia, Inc.                                        154                       154
      6,400                    6,400 Waters Corporation*                                  606                       606
      3,800                    3,800 Wellman, Inc.                                         81                        81
                                                                                  ------------ ------------ ------------
                                                                                        2,315          611        2,926
                                                                                  ------------ ------------ ------------

                                     Communications & Media  1.9%
     12,100     20,000        32,100 A.H. Belo Corporation                                202          334          536
      3,699                    3,699 Chris-Craft Industries, Inc.*                        227                       227
      5,600                    5,600 Hispanic Broadcasting Corporation*                   566                       566
      2,800                    2,800 Media General, Inc.                                  138                       138
     10,500      6,000        16,500 Univision Communications, Inc.*                    1,147          656        1,803
     11,400                   11,400 Westwood One, Inc.*                                  403                       403
                                                                                  ------------ ------------ ------------
                                                                                        2,683          990        3,673
                                                                                  ------------ ------------ ------------
                                     Computers 1.6%
                24,000        24,000 Lexmark International Group, Inc., Class A *                    2,832        2,832
     16,600                   16,600 Quantum Corporation*                                 195                       195
     10,300                   10,300 Storage Technology Corporation*                      134                       134
                                                                                  ------------ ------------ ------------
                                                                                          329        2,832        3,161
                                                                                  ------------ ------------ ------------
                                     Computer Services  1.2%
      5,000                    5,000 Affiliated Computer Services, Inc.*                  166                       166
     25,000                   25,000 Cadence Design Systems, Inc.*                        420                       420
      5,600                    5,600 Cambridge Technology Partners, Inc.*                  62                        62
      5,700                    5,700 CheckFree Holdings Corporation*                      290                       290
      6,500                    6,500 DST Systems, Inc.*                                   482                       482
     13,200                   13,200 SunGard Data Systems Inc.*                           456                       456
      4,300                    4,300 Sykes Enterprises, Inc.*                              86                        86
      7,100                    7,100 Synopsys, Inc.*                                      298                       298
                                                                                  ------------ ------------ ------------
                                                                                        2,260            -        2,260
                                                                                  ------------ ------------ ------------

                                     Consumer Products  0.4%
      4,900                    4,900 Blyth Industries, Inc.                               145                       145
      4,600                    4,600 Carter-Wallace, Inc.                                 102                       102
     10,800                   10,800 The Dial Corporation                                 150                       150
     10,400                   10,400 Energizer Holdings, Inc.*                            177                       177
      8,000                    8,000 Pennzoil-Quaker State Company                         88                        88
     10,100                   10,100 RPM, Inc.                                            102                       102

                                                                                  ------------ ------------ ------------
                                                                                          764            -          764
                                                                                  ------------ ------------ ------------

                                     Cosmetics & Soap  0.1%
      4,000      5,000         9,000 Church & Dwight Companies, Inc.                       72           89          161
                                                                                  ------------ ------------ ------------

                                     Data Processing  1.3%
      9,000                    9,000 Acxiom Corporation*                                  243                       243
      5,400                    5,400 CSG Systems International, Inc.*                     249                       249
     12,700     15,000        27,700 Fiserv, Inc.*                                        583          689        1,272
     27,700     30,000        57,700 Informix Corporation*                                305          330          635
      7,800                    7,800 The Reynolds & Reynolds Company - Class A            185                       185
                                                                                  ------------ ------------ ------------
                                                                                        1,565        1,019        2,584
                                                                                  ------------ ------------ ------------

                                     Distribution  0.5%
      9,900                    9,900 Arrow Electronics, Inc.                              434                       434
      3,900                    3,900 Fastenal Company                                     228                       228

                See notes to the Pro Forma Financial Statements

      5,400                    5,400 Tech Data Corporation*                               226                       226
                                                                                  ------------ ------------ ------------
                                                                                          888       -               888
                                                                                  ------------ ------------ ------------

                                     Drugs  4.5%

     13,800                   13,800 Bergen Brunswig Corporation                           69                        69
                13,000        13,000 Biogen, Inc. *                                                    765          765
      8,600     11,000        19,600 Forest Laboratories, Inc.*                           723          925        1,648
      4,500                    4,500 Gilead Sciences, Inc.*                               244                       244
      8,000                    8,000 ICN Pharmaceuticals, Inc.                            202                       202
     16,350     27,000        43,350 IVAX Corporation                                     448          739        1,187
      6,900                    6,900 MedImmune, Inc.*                                   1,104                     1,104
      9,200                    9,200 Millennium Pharmaceuticals, Inc.*                    730                       730
     13,300     20,000        33,300 Myland Laboratories, Inc.                            377          568          945
      6,600                    6,600 Perrigo Company*                                      38                        38
      6,800                    6,800 Sepracor, Inc.*                                      626                       626
                26,000        26,000 Watson Parmaceuticals, Inc. *                                   1,168        1,168
                                                                                  ------------ ------------ ------------
                                                                                        4,561        4,165        8,726
                                                                                  ------------ ------------ ------------

                                     Electric  6.8%

     11,300      8,000        19,300 Allegheny Energy, Inc.                               343          243          586
      8,100                    8,100 Alliant Energy Corporation                           243                       243
      1,900                    1,900 Black Hills Corporation                               44                        44
      6,500                    6,500 Calpine Corporation*                                 595                       595
      2,400                    2,400 Cleco Corporation                                     83                        83
      3,000     28,000        31,000 CMP Group, Inc.                                       87          810          897
                29,100        29,100 Coastal Corp.                                                   1,461        1,461
      9,600                    9,600 Conectiv, Inc.                                       170                       170
     14,800                   14,800 DPL, Inc.                                            344                       344
      7,700                    7,700 DQE, Inc.                                            295                       295
                11,000        11,000 El Paso Energy Corp.                                              468          468
     12,800     44,200        57,000 Energy East Corporation                              267          923        1,190
      3,000                    3,000 Hawaiian Electric Industries, Inc.                   111                       111
      3,900                    3,900 IDACORP, Inc.                                        144                       144
      8,900                    8,900 IPALCO Enterprises, Inc.                             182                       182
      6,400                    6,400 Kansas City Power & Light Company                    164                       164
     13,400                   13,400 LG&E Energy Corporation                              312                       312
      7,500                    7,500 Minnesota Power, Inc.                                138                       138
     11,300     28,000        39,300 The Montana Power Company                            498        1,234        1,732
     12,900                   12,900 NiSource, Inc.                                       239                       239
     14,700     41,000        55,700 Northeast Utilities                                  316          881        1,197
      6,200                    6,200 NSTAR                                                273                       273
      8,000      8,000        16,000 OGE Energy Corporation                               159          158          317
     12,300                   12,300 Potomac Electric Power Company                       288                       288
      3,700                    3,700 Public Service Company of New Mexico                  67                        67
      8,800                    8,800 Puget Sound Energy, Inc.                             209                       209
     10,669                   10,669 SCANA Corporation                                    276                       276
      7,300                    7,300 Sierra Pacific Resources                             110                       110
     13,300                   13,300 TECO Energy, Inc.                                    291                       291
      9,600      8,000        17,600 Utilicorp United Inc.                                185          154          339
      5,700                    5,700 Vectren Corporation                                  115                       115
     12,100                   12,100 Wisconsin Energy Corporation                         259                       259
                                                                                  ------------ ------------ ------------
                                                                                        6,807        6,332       13,139
                                                                                  ------------ ------------ ------------

                                     Electronics  4.9%

     19,900                   19,900 American Power Conversion Corporation*               703                       703
      3,700                    3,700 AMETEK, Inc.                                          76                        76
      7,100                    7,100 Diebold, Inc.                                        205                       205
      6,700                    6,700 Hubbell, Inc.                                        175                       175
      3,200                    3,200 L-3 Communications Holdings, Inc.*                   170                       170
                18,000        18,000 Linear Technology Corp.                                         1,028        1,028
      1,900                    1,900 MagneTek, Inc.*                                       16                        16
      7,900     10,500        18,400 Microchip Technology Inc.*                           490          652        1,142
                12,500        12,500 Molex Inc.                                                        687          687
     14,900                   14,900 SCI Systems, Inc.*                                   793                       793
     13,100      8,000        21,100 Sanmina Corporation*                                 787          481        1,268
      4,300                    4,300 Sawtek, Inc.*                                        206                       206
      7,900                    7,900 Sensormatic Electronics Corporation*                 132                       132
     13,800                   13,800 Symbol Technologies, Inc.                            769                       769
      4,600                    4,600 UCAR International, Inc.*                             61                        61
      8,800     15,750        24,550 Vishay Intertechnology, Inc.*                        738        1,321        2,059
                                                                                  ------------ ------------ ------------
                                                                                        5,321        4,169        9,490
                                                                                  ------------ ------------ ------------

                                     Entertainment & Leisure  0.8%

      7,800                    7,800 Callaway Golf Company                                130                       130
      4,400                    4,400 GTECH Holdings Corporation*                           91                        91
      7,500                    7,500 International Game Technology*                       183                       183
      5,500                    5,500 International Speedway Corporation                   237                       237
      9,400      5,000        14,400 Mandalay Resort Group*                               177           94          271
     31,400                   31,400 Park Place Entertainment Corporation*                402                       402
      8,000                    8,000 Premier Parks, Inc.                                  173                       173
                                                                                   ------------

                See notes to the Pro Forma Financial statements

                                                                                  ------------ ------------ ------------
                                                                                        1,393           94        1,487
                                                                                  ------------ ------------ ------------

                                     Financial Services  2.6%

      9,200     17,000        26,200 A.G. Edwards, Inc.                                   346          640          986
     29,800                   29,800 E*TRADE Group, Inc.*                                 641                       641
      5,900     24,000        29,900 The FINOVA Group, Inc.                                76          307          383
      3,200     11,000        14,200 Investment Technology Group, Inc.                    120          412          532
                11,000        11,000 Jefferies Group, Inc.                                             243          243
      6,000                    6,000 Legg Mason, Inc.                                     227                       227
      7,600                    7,600 NOVA Corporation*                                    240                       240
                24,450        24,450 Old Kent Financial Corp.                                          737          737
                30,000        30,000 Pinnacle West Capital Corp.                                     1,054        1,054
                                                                                  ------------ ------------ ------------
                                                                                        1,650        3,393        5,043
                                                                                  ------------ ------------ ------------

                                     Food, Beverages & Tobacco  1.9%

      3,500                    3,500 Dean Foods Company                                    86                        86
      5,800                    5,800 Dole Food Company, Inc.                              102                       102
      2,600                    2,600 Dreyer's Grand Ice Cream, Inc.                        62                        62
     10,300                   10,300 Flowers Industries, Inc.                             157                       157
      4,300                    4,300 Hannaford Brothers Company                           311                       311
     14,700     16,000        30,700 Hormel Foods Corporation                             224          244          468
     11,000     12,500        23,500 IBP, Inc.                                            182          207          389
      1,200                    1,200 International Multifoods Corporation                  15                        15
      7,000                    7,000 Interstate Bakeries Corporation                       89                        89
      2,800                    2,800 Lance, Inc.                                           30                        30
      7,300                    7,300 McCormick & Company, Inc.                            228                       228
     11,300                   11,300 R.J. Reynolds Tobacco Holding, Inc.                  234                       234
      3,900                    3,900 Ruddick Corporation                                   45                        45
      2,600                    2,600 The J.M. Smucker Company                              42                        42
      3,200                    3,200 Suiza Foods Corporation*                             125                       125
     23,300     25,000        48,300 Tyson Foods, Inc. - Class A                          243          261          504
      2,800      4,000         6,800 Universal Corporation                                 53           75          128
      4,700     26,000        30,700 Universal Foods Corpoartion                           77          427          504
      2,800                    2,800 Vlasic Foods International, Inc.*                      5                         5
     14,500                   14,500 Whitman Corporation                                  166                       166
                                                                                  ------------ ------------ ------------
                                                                                        2,476        1,214        3,690
                                                                                  ------------ ------------ ------------

                                     Health Care Services & Supplies  2.3%

      5,400                    5,400 Apria Healthcare Group, Inc.*                         75                        75
      9,600                    9,600 Beverly Enterprises, Inc.*                            32                        32
      5,200                    5,200 Covance Inc.*                                         48                        48
      4,000                    4,000 Express Scripts, Inc.*                               143                       143
      5,000                    5,000 First Health Group Corporation*                      152                       152
     11,400                   11,400 Foundation Health Systems, Inc.*                     115                       115
      8,600     17,500        26,100 Genzyme Corporation*                                 420          854        1,274
     24,800                   24,800 Health Management Associates, Inc. - Class A*        395                       395
      6,300                    6,300 Hillenbrand Industries, Inc.                         190                       190
      5,600      4,000         9,600 Lincare Holdings, Inc.*                              171          122          293
      9,400                    9,400 Omnicare, Inc.                                       143                       143
                12,004        12,004 Priority Healthcare Corp. *                                       664          664
      6,300                    6,300 Quorum Health Group, Inc.*                            67                        67
      7,600                    7,600 Total Renal Care Holdings, Inc.*                      22                        22
      4,000     16,200        20,200 Trigon Healthcare, Inc.*                             144          582          726
                                                                                  ------------ ------------ ------------
                                                                                        2,117        2,222        4,339
                                                                                  ------------ ------------ ------------

                                     Home Furnishings  0.5%

      5,000                    5,000 Furniture Brands International, Inc.*                 93                        93
                23,000        23,000 Leggett & Platt, Inc.                                             491          491
      6,300      7,000        13,300 Mohawk Industries, Inc.*                             156          173          329
                                                                                  ------------ ------------ ------------
                                                                                          249          664          913
                                                                                  ------------ ------------ ------------

                                     Insurance  2.6%

      5,600      6,000        11,600 Allmerica Financial Corporation                      303          324          627
      7,200                    7,200 Ambac Financial Group, Inc.                          346                       346
      6,000     12,000        18,000 American Financial Group, Inc.                       153          305          458
      4,800      6,000        10,800 Everest Re Group, Ltd.                               140          176          316
      2,800                    2,800 HSB Group, Inc.                                       81                        81
      3,700                    3,700 Horace Mann Educators Corporation                     54                        54
                18,000        18,000 Lincoln National Corp.                                            627          627
      6,200                    6,200 Ohio Casualty Corporation                            103                       103
     13,000                   13,000 Old Republic International Corporation               185                       185
      8,400                    8,400 Oxford Health Plans, Inc.*                           160                       160
      4,500                    4,500 PacifiCare Health Systems, Inc.*                     231                       231
      4,600     17,500        22,100 The PMI Group, Inc.                                  223          848        1,071
      6,600                    6,600 Protective Life Corporation                          157                       157
      9,200                    9,200 ReliaStar financial Corporation                      396                       396
      7,300                    7,300 Unitrin, Inc.                                        246                       246
                                                                                  ------------ ------------ ------------
                                                                                        2,778        2,280        5,058
                                                                                  ------------ ------------ ------------

                                     Machinery - Agriculture & Automotive  0.0%

                See notes to the Pro Forma Financial statements

      6,550                    6,550 AGCO Corporation                                      78       -                78
                                                                                  ------------ ------------ ------------

                                     Machinery - Industrial  0.8%

      2,836                    2,836 Albany International Corporation                      43                        43
                10,000        10,000 Black & Decker Corp. (The)                                        421          421
      3,300                    3,300 Flowserve Corporation                                 47                        47
      3,400      4,000         7,400 Imation Corporation*                                  95          112          207
      2,900                    2,900 Kennametal, Inc.                                      83                        83
      1,500                    1,500 Nordson Corporation                                   67                        67
      3,200      2,500         5,700 SPX Corporation                                      352          275          627
      2,600                    2,600 Stewart & Stevenson Services, Inc.                    31                        31
                                                                                  ------------ ------------ ------------
                                                                                          718          808        1,526
                                                                                  ------------ ------------ ------------

                                     Manufacturing 1.2%

      3,100     10,000        13,100 Carlisle Companies Inc.                              128          412          540
      5,100                    5,100 Federal Signal Corporation                           104                       104
      4,100                    4,100 Harsco Corporation                                   122                       122
      3,200                    3,200 Kaydon Corporation                                    75                        75
      4,100                    4,100 Lancaster Colony Corporation                         108                       108
      4,100      5,000         9,100 Mark IV Industries, Inc.                              87          106          193
      2,600                    2,600 Modine Manufacturing Company                          57                        57
        500                      500 NCH Corporation                                       22                        22
      4,900      5,000         9,900 Pentair, Inc.                                        187          191          378
      2,600                    2,600 Precision Castparts Corporation                      109                       109
      2,000      2,500         4,500 Tecumseh Products Company - Class A                   93          116          209
      3,900                    3,900 Teleflex, Inc.                                       135                       135
      3,700      6,000         9,700 Trinity Industries, Inc.                              82          134          216
                                                                                  ------------ ------------ ------------
                                                                                        1,309          959        2,268
                                                                                  ------------ ------------ ------------

                                     Medical Instruments 1.7%

      2,500                    2,500 Acuson Corporation*                                   31                        31
      3,000                    3,000 Beckman Coulter, Inc.                                194                       194
                20,600        20,600 CONMED Corp. *                                                    538          538
      5,500      5,000        10,500 DENTSPLY International, Inc.                         160          145          305
      6,000                    6,000 Edwards Lifesciences Corporation*                     90                        90
      3,200                    3,200 MiniMed, Inc.*                                       393                       393
      5,900                    5,900 PSS World Medical, Inc.*                              51                        51
      6,000                    6,000 STERIS Corporation*                                   54                        54
     10,000      5,000        15,000 Stryker Corporation                                  719          359        1,078
     10,700                   10,700 Sybron International Corporation*                    333                       333
      6,600                    6,600 VISX, Inc.*                                          104                       104
                                                                                  ------------ ------------ ------------
                                                                                        2,129        1,042        3,171
                                                                                  ------------ ------------ ------------
                                     Metals & Minerals  0.2%

     11,400      8,000        19,400 AK Steel Holding Corporation                         126           89          215
      2,000                    2,000 Carpenter Technology Corporation                      40                        40
      1,000                    1,000 Cleveland-Cliffs, Inc.                                25                        25
        500                      500 MAXXAM, Inc.*                                         14                        14
      1,600                    1,600 Oregon Steel Mills, Inc.                               5                         5
      2,300                    2,300 Ryerson Tull, Inc.                                    28                        28
                                                                                  ------------ ------------ ------------
                                                                                          238           89          327
                                                                                  ------------ ------------ ------------

                                     Miscellelaneous 0.4%

      4,700                    4,700 Donaldson Company, Inc.                              109                       109
     11,700                   11,700 IMC Global, Inc.                                     181                       181
      2,800                    2,800 Rollins, Inc.                                         40                        40
      6,100                    6,100 Sotheby's Holdings, Inc.                             101                       101
      9,700                    9,700 Stewart Enterprises, Inc.                             47                        47
      5,300                    5,300 Titan Corporation*                                   228                       228
      4,100                    4,100 York International Corporation                        99                        99
                                                                                  ------------ ------------ ------------
                                                                                          805       -               805
                                                                                  ------------ ------------ ------------

                                     Multi-Industry 0.2%

      4,000                    4,000 Alexander & Baldwin, Inc.                             84                        84
      2,400                    2,400 The Dexter Corporation                               132                       132
      4,400      4,000         8,400 Ogden Corporation                                     43           39           82
      4,600                    4,600 Pittston Brink's Group                                75                        75
                                                                                  ------------ ------------ ------------
                                                                                          334           39          373
                                                                                  ------------ ------------ ------------

                                     Office Equipment & Supplies  0.2%

      8,100                    8,100 Herman Miller, Inc.                                  222                       222
      6,200                    6,200 HON INDUSTRIES, Inc.                                 155                       155
      2,600                    2,600 The Standard Register Company                         34                        34
      3,800                    3,800 Wallace Computer Services, Inc.                       42                        42
                                                                                  ------------ ------------ ------------
                                                                                          453       -               453
                                                                                  ------------ ------------ ------------

                                     Oil - Domestic  0.1%

      5,100                    5,100 Helmerich & Payne, Inc.                              160       -               160
                                                                                  ------------ ------------ ------------

                                     Oil - International  2.3%

                10,000        10,000 Amerada Hess Corp.                                                636          636

                See notes to the Pro Forma Financial statements

      8,900                    8,900 Devon Energy Corporation                             429                       429
      4,600      4,000         8,600 Murphy Oil Corporation                               271          236          507
     14,300     10,000        24,300 Nabors Industries, Inc.*                             564          394          958
      5,900      7,000        12,900 Noble Affiliates, Inc.                               213          252          465
     13,500     10,000        23,500 Noble Drilling Corporation*                          539          399          938
     17,200                   17,200 Ocean Energy Inc.*                                   223                       223
      9,600                    9,600 Pioneer Natural Resources Company                     99                        99
     18,900                   18,900 Santa Fe Snyder Corporation*                         174                       174
                                                                                  ------------ ------------ ------------
                                                                                        2,512        1,917        4,429
                                                                                  ------------ ------------ ------------
                                     Oil & Gas Services  5.3%

      5,300                    5,300 AGL Resources, Inc.                                   93                        93
      7,800                    7,800 BJ Services Company*                                 548                       548
                 5,000         5,000 Conoco Inc. - Class A                                             119          119
     14,400                   14,400 Dynegy, Inc.                                         942                       942
     14,100      8,000        22,100 ENSCO International, Inc.                            468          266          734
     17,900     25,000        42,900 Global Marine, Inc.*                                 430          600        1,030
     22,250      8,000        30,250 Grant Prideco, Inc.*                                 428          154          582
      3,000                    3,000 Hanover Compressor Company*                          175                       175
     13,800                   13,800 KeySpan Corporation                                  405                       405
     11,600                   11,600 Kinder Morgan, Inc.                                  352                       352
      8,900                    8,900 MCN Energy Group, Inc.                               222                       222
      4,000                    4,000 National Fuel Gas Company                            190                       190
      8,400                    8,400 Questar Corporation                                  158                       158
      5,000                    5,000 Smith International, Inc.*                           380                       380
      5,800      6,000        11,800 Tidewater, Inc.                                      173          179          352
                30,000        30,000 Tosco Corp.                                                       962          962
                20,000        20,000 Transocean Sedco Forex Inc.                                       940          940
      9,000                    9,000 Ultramar Diamond Shamrock Corporation                223                       223
      5,800     20,000        25,800 Valero Energy Corporation                            168          580          748
      6,700                    6,700 Varco International, Inc.                             84                        84
      4,700      6,000        10,700 Washington Gas Light Company                         120          154          274
     11,100      8,000        19,100 Weatherford International, Inc.*                     451          325          776
                                                                                  ------------ ------------ ------------
                                                                                        6,010        4,279       10,289
                                                                                  ------------ ------------ ------------

                                     Paper & Forest Products  1.2%

      5,400      6,000        11,400 Bowater, Inc.                                        297          330          627
      1,900                    1,900 Chesapeake Corporation                                59                        59
      9,400                    9,400 Consolidated Papers, Inc.                            356                       356
      8,500                    8,500 Georgia-Pacific Corporation                          197                       197
      5,400                    5,400 Longview Fibre Company                                69                        69
      2,800      5,000         7,800 Rayonier, Inc.                                       131          234          365
      3,800      9,000        12,800 P.H. Glatfelter Company                               41           97          138
     10,500     12,000        22,500 Sonoco Products Company                              219          251          470
      4,600                    4,600 Wausau-Mosinee Paper Corporation                      56                        56
                                                                                  ------------ ------------ ------------
                                                                                        1,425          912        2,337
                                                                                  ------------ ------------ ------------

                                     Plastics  0.6%

                34,000        34,000 Spartech Corp.                                    -             1,181        1,181
                                                                                  ------------ ------------ ------------

                                     Printing & Publishing  0.9%

      2,400                    2,400 Banta Corporation                                     47                        47
      3,200                    3,200 Houghton Mifflin Company                             133                       133
      4,500                    4,500 Lee Enterprises, Inc.                                102                       102
     11,000     13,000        24,000 Reader's Digest Association, Inc.                    352          416          768
      1,600                    1,600 Scholastic Corporation*                               75                        75
      5,800                    5,800 Valassis Communications, Inc.*                       198                       198
        900                      900 The Washington Post Company - Class B                439                       439
                                                                                  ------------ ------------ ------------
                                                                                        1,346          416        1,762
                                                                                  ------------ ------------ ------------

                                     Restaraunts  1.1%

      3,500                    3,500 Bob Evans Farms, Inc.                                 46                        46
      6,700                    6,700 Brinker International, Inc.*                         214                       214
      3,200                    3,200 Buffets, Inc.*                                        31                        31
      5,300                    5,300 CBRL Group, Inc.                                      74                        74
      3,100                    3,100 Lone Star Steakhouse & Saloon, Inc.                   37                        37
      7,700      4,000        11,700 Outback Steakhouse, Inc.*                            252          131          383
      3,100                    3,100 Papa John's International, Inc.*                      85                        85
                22,050        22,050 Sonic Corp. *                                                     613          613
     18,900                   18,900 Starbucks Corporation*                               571                       571
                                                                                  ------------ ------------ ------------
                                                                                        1,310          744        2,054
                                                                                  ------------ ------------ ------------

                                     Retail  3.3%

      9,900      7,000        16,900 Abercrombie & Fitch Company*                         109           77          186
      4,800                    4,800 American Eagle Outfitters, Inc.*                      82                        82
      7,600      8,000        15,600 BJ's Wholesale Club, Inc.*                           269          284          553
      7,100                    7,100 Barnes & Noble, Inc.*                                131                       131
                 5,000         5,000 Bed Bath & Beyond Inc.*                                           184          184
                15,000        15,000 Best Buy Co., Inc. *                                            1,211        1,211
      7,900                    7,900 Borders Group, Inc.*                                 125                       125
      4,400                    4,400 CDW Computer Centers, Inc.*                          458                       458

                See notes to the Pro Forma Financial statements

      4,900      5,500        10,400 Claire's Stores, Inc.                                 90          101          191
      6,400                    6,400 Dollar Tree Stores, Inc.*                            370                       370
     17,800                   17,800 Family Dollar Stores, Inc.                           339                       339
      4,800                    4,800 Helig-Meyers Company                                  15                        15
      3,100                    3,100 Lands' End, Inc.*                                    131                       131
                10,000        10,000 Lowe's Cos., Inc.                                                 495          495
      5,000                    5,000 Neiman Marcus Group, Inc.                            129                       129
     11,700                   11,700 OfficeMax, Inc.*                                      66                        66
      2,900                    2,900 Payless ShoeSource, Inc.*                            160                       160
      9,200                    9,200 Ross Stores, Inc.                                    191                       191
     14,800                   14,800 Saks, Inc.*                                          169                       169
                19,100        19,100 Shopko Stores, Inc.                                               341          341
      7,400                    7,400 Tiffany & Company                                    538                       538
                10,000        10,000 Warnaco Group, Inc. (The)                                         106          106
      5,800                    5,800 Williams-Sonoma, Inc.*                               201                       201
                                                                                  ------------ ------------ ------------
                                                                                        3,573        2,799        6,372
                                                                                  ------------ ------------ ------------
                                     Savings & Loan  1.2%

      5,600     13,000        18,600 Astoria Financial Corporation                        154          358          512
     21,800     13,650        35,450 Charter One Financial, Inc.                          443          277          720
     11,400     13,000        24,400 Dime Bancorp, Inc.                                   214          244          458
     11,100                   11,100 GreenPoint Financial Corporation                     207                       207
     22,500     20,000        42,500 Sovereign Bancorp, Inc.                              155          137          292
      4,200                    4,200 Webster Financial Corporation                         90                        90
                                                                                  ------------ ------------ ------------
                                                                                        1,263        1,016        2,279
                                                                                  ------------ ------------ ------------

                                     Schools  0.2%

      7,800                    7,800 Apollo Group, Inc.*                                  226                       226
      7,200                    7,200 DeVry, Inc.*                                         171                       171
      5,300                    5,300 Sylvan Learning Systems, Inc.*                        80                        80
                                                                                  ------------ ------------ ------------
                                                                                          477       -               477
                                                                                  ------------ ------------ ------------

                                     Semiconductors  8.0%

     10,500                   10,500 Altera Corporation*                                1,074                     1,074
                12,000        12,000 Applied Micro Circuits Corp. *                                  1,546        1,546
     22,600                   22,600 Atmel Corporation*                                 1,106                     1,106
      6,800                    6,800 Cirrus Logic, Inc.*                                  111                       111
     11,200     15,000        26,200 Cypress Semiconductor Corporation*                   582          779        1,361
      9,700     15,000        24,700 Integrated Device Technology, Inc.*                  466          721        1,187
     17,800                   17,800 Jabil Circuit, Inc.*                                 729                       729
     28,550                   28,550 Maxim Integrated Products, Inc.*                   1,850                     1,850
      4,200                    4,200 Micrel, Inc.*                                        363                       363
     12,000                   12,000 Novellus Systems, Inc.*                              800                       800
      7,500      8,000        15,500 Qlogic Corporation*                                  752          803        1,555
      4,000                    4,000 TranSwitch Corporation*                              352                       352
      3,900                    3,900 TriQuint Semiconductor, Inc.*                        401                       401
     16,200     10,000        26,200 Vitesse Semiconductor Corporation*                 1,103          681        1,784
                15,000        15,000 Xilinx, Inc. *                                                  1,099        1,099
                                                                                  ------------ ------------ ------------
                                                                                        9,689        5,629       15,318
                                                                                  ------------ ------------ ------------

                                     Shipbuilding  0.1%

      3,400                    3,400 Newport News Shipbuilding, Inc.                      113       -               113
                                                                                  ------------ ------------ ------------

                                     Software  9.1%

                20,000        20,000 Citrix Systems, Inc. *                                          1,221        1,221
                18,029        18,029 Computer Associates International, Inc.                         1,006        1,006
      6,600     10,000        16,600 Electronic Arts, Inc.*                               399          605        1,004
                58,000        58,000 InterVoice-Brite, Inc. *                                          925          925
     20,100     32,500        52,600 Intuit, Inc.*                                        722        1,168        1,890
      8,800                    8,800 Legato Systems, Inc.*                                114                       114
      5,000                    5,000 Macromedia, Inc.*                                    435                       435
      6,600                    6,600 Mentor Graphics Corporation*                          87                        87
     14,300      6,000        20,300 Network Associates, Inc.*                            364          153          517
      3,200                    3,200 NVIDIA Corporation*                                  285                       285
      3,000                    3,000 Policy Management Systems Corporation*                40                        40
      9,200      7,000        16,200 Rational Software Corporation*                       783          595        1,378
     19,900     20,000        39,900 Siebel Systems, Inc.*                              2,445        2,457        4,902
      3,300                    3,300 Structural Dynamics Research Corporation*             44                        44
      8,400                    8,400 Sybase, Inc.*                                        170                       170
      6,100     10,000        16,100 Symantec Corporatation*                              381          624        1,005
      3,400                    3,400 Transaction Systems Architects, Inc.*                 55                        55
                23,250        23,250 VERITAS Software Corp. *                                        2,494        2,494
                                                                                  ------------ ------------ ------------
                                                                                        6,324       11,248       17,572
                                                                                  ------------ ------------ ------------

                                     Telecommunications  2.0%

     22,200     15,000        37,200 Broadwing, Inc.*                                     629          425        1,054
      5,500     25,000        30,500 COMSAT Corporation                                   134          611          745
                25,500        25,500 Dycom Industries, Inc. *                                        1,326        1,326
      6,400                    6,400 Telephone and Data Systems, Inc.                     653                       653
                                                                                  ------------ ------------ ------------
                                                                                        1,416        2,362        3,778
                                                                                  ------------ ------------ ------------

                See notes to the Pro Forma Financial statements

                                     Telecommunications Equipment  2.7%

      4,000                    4,000 ADTRAN, Inc.*                                        270                       270
      3,900                    3,900 ANTEC Corporation*                                   210                       210
                17,000        17,000 CenturyTel, Inc.                                                  417          417
                20,000        20,000 Comverse Technology, Inc. *                                     1,783        1,783
      7,100                    7,100 Harris Corporation                                   229                       229
      3,400                    3,400 Polycom, Inc.*                                       269                       269
      2,100                    2,100 Powerwave Technologies, Inc.*                        437                       437
                15,000        15,000 QUALCOMM Inc. *                                                 1,626        1,626
                                                                                  ------------ ------------ ------------
                                                                                        1,415        3,826        5,241
                                                                                  ------------ ------------ ------------
                                     Textiles & Apparel  0.4%

      4,200                    4,200 Burlington Industries, Inc.*                          18                        18
     12,600                   12,600 Jones Apparel Group, Inc.*                           374                       374
                 8,000         8,000 Shaw Industries, Inc. *                                           127          127
      5,300                    5,300 Unifi, Inc.*                                          54                        54
      5,000                    5,000 Warnaco Group, Inc.                                   53                        53
      5,500                    5,500 Westpoint Stevens, Inc.                              103                       103
                                                                                  ------------ ------------ ------------
                                                                                          602          127          729
                                                                                  ------------ ------------ ------------

                                     Tire & Rubber  0.1%

      2,000      3,000         5,000 Bandag, Inc.                                          48           72          120
                                                                                  ------------ ------------ ------------

                                     Transportation  1.2%

      5,000                    5,000 Airborne Freight Corporation                         107                       107
      2,700     12,000        14,700 Alaska Air Group, Inc.*                               78          345          423
      2,300                    2,300 Arnold Industries, Inc.                               27                        27
      4,200                    4,200 C.H. Robinson Worldwide, Inc.                        210                       210
      4,900                    4,900 CNF Transportation, Inc.                             137                       137
      5,000                    5,000 GATX Corporation                                     179                       179
                24,000        24,000 Harley-Davidson                                                   955          955
      3,300                    3,300 J.B. Hunt Transport Services, Inc.*                   54                        54
      3,100                    3,100 Overseas Shipholding Group, Inc.                      81                        81
      6,600                    6,600 Swift Transportation Company, Inc.*                  132                       132
      4,600                    4,600 Wisconsin Central Transportation                      67                        67
                                      Corporation*                                ------------ ------------ ------------
                                                                                        1,072        1,300        2,372
                                                                                  ------------ ------------ ------------

                                     Unit Investment Trust  2.1%

                45,000        45,000 Standard & Poor's Mid-Cap 400 Depository                        3,977        3,977
                                      Receipts-                                   ------------ ------------ ------------

                                     Utilities  0.2%

     10,000      7,000        17,000 American Water Works, Inc.                           227          159          386
                                                                                  ------------ ------------ ------------

                                     Total Common Stock (Cost $149,393)                95,603       86,300      181,903
                                                                                  ------------ ------------ ------------


                                     Mutual Fund  0.3%

                61,110        61,110 Dean Small Cap Value Fund                         -               531          531
                                                                                  ------------ ------------ ------------
                                     Total Mutual Fund (identified cost $661)                          531          531
                                                                                  ------------ ------------ ------------

                          Pro Forma
  Firstar     Stellar     Combined
 Principal   Principal    Principal
  Amount      Amount       Amount
------------ ----------  ------------
                                     SHORT-TERM INVESTMENTS  5.2%

                                     Repurchase Agreement  0.6%

                 1,080         1,080 Donaldson, Lufkin and Jenrette Securities
                                      Corp., 5.73%
                                     dated 4/28/2000, due 5/1/2000, repurchase
                                      price $1,080,516
                                     (Collateralized by U.S. Government
                                      Securities)                                      -             1,080        1,080
                                                                                  ------------ ------------ ------------
                                     U.S. Treasuries  0.3%

        600                      600 U.S. Treasury Bill, 5.67%, 7/06/00                   594       -               594
                                                                                  ------------ ------------ ------------

                                     Total U.S. Treasuries (Cost $594)                    594       -               594
                                                                                  ------------ ------------ ------------


                                     Variable Rate Demand Notes  4.3%

      3,282                    3,282 Sara Lee Corporation                               3,282                     3,282
      2,321                    2,321 Warner-Lambert Company                             2,321                     2,321
      2,607                    2,607 American Family Financial Services, Inc.           2,607                     2,607
                                                                                  ------------ ------------ ------------

                                     Total Variable Rate Demand Notes (Cost $8,210)     8,210       -             8,210
                                                                                  ------------ ------------ ------------

                                     Total Short-Term Investments (Cost $9,884)         8,804        1,080        9,884
                                                                                  ------------ -----------  -----------
                                     Total Investments (Cost $159,938) 100.0%       $ 104,407     $ 87,911    $ 192,318
                                                                                  ============ ============ ============

                                     * Non-income producing

  Actual      Actual       Actual

                See notes to the Pro Forma Financial statements

  Number      Number        Number
of contracts of contracts of contracts
------------ ------------ ------------
                                     Futures

         33                    33    MidCap 400 Financial Futures Contracts (Cost $7,965)    $    8,066       -           $ 8,066
                                                                                            ============ ============ ============

                See notes to the Pro Forma Financial statements

FIRSTAR EMERGING GROWTH FUND

FIRSTAR EMERGING GROWTH FUND / MERCANTILE SMALL CAP EQUITY PORTFOLIO PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
 (Amounts in thousands)                        April 30, 2000
(Unaudited)

                           Pro Forma
  Firstar     Mercantile   Combined                                                                            Pro Forma
 Number of     Number of   Number of                                                Firstar      Mercantile     Combined
   Shares       Shares      Shares                                                Market Value   Market Value  Market Value
------------  ----------  -----------                                             ------------   ------------  ------------

                                      COMMON STOCKS 92.7%
                                      Aluminum 0.3%
                  75,602       75,602 Century Aluminum Company                               -       $ 1,059       $ 1,059    0.30%
                                                                                  ------------  ------------   -----------

                                      Apparel 0.3%
                  63,200       63,200 Kellwood Co.                                           -         1,082         1,082    0.30%
                                                                                  ------------  ------------   -----------

                                      Auto - Rentals 1.4%
     123,100     120,587      243,687 Avis Rent A Car, Inc.*                           $ 2,493         2,442         4,935    1.39%
                                                                                  ------------  ------------   -----------

                                      Banking  4.9%
                  35,700       35,700 Associated Banc-Corp.                                              913           913
      79,400      66,337      145,737 Bank United Corporation  Class A                   2,635         2,202         4,837
      42,000      39,500       81,500 CCB Financial Corporation                          1,661         1,563         3,224
      45,800      41,750       87,550 Commerce Bancorp, Inc.                             1,818         1,657         3,475
      15,700      73,022       88,722 Cullen/Frost Bankers, Inc.                           388         1,803         2,191
     112,700     122,562      235,262 Sovereign Bancorp, Inc.                              775           843         1,618
                  59,600       59,600 Webster Financial Corp.                                          1,274         1,274
                                                                                  ------------  ------------   -----------
                                                                                         7,277        10,255        17,532    4.94%
                                                                                  ------------  ------------   -----------

                                      Batteries  0.8%
      74,400      57,500      131,900 Rayovac Corporation*                               1,553         1,200         2,753    0.77%
                                                                                  ------------  ------------   -----------

                                      Biotechnology  1.0%
      26,900      21,300       48,200 Aclara Biosciences, Inc.*                          1,026           812         1,838
      74,000      58,600      132,600 Texas Biotechnology Corporation*                     906           718         1,624
                                                                                  ------------  ------------   -----------
                                                                                         1,932         1,530         3,462    0.97%
                                                                                  ------------  ------------   -----------

                                      Building & Construction 4.1%
     113,800      90,213      204,013 Astec Industries, Inc.*                            2,858         2,267         5,125
      54,800                   54,800 Granite Construction, Inc.*                        1,301                       1,301
     121,400      95,200      216,600 Texas Industries, Inc.                             3,961         3,106         7,067
      58,400                   58,400 U.S. Aggregates, Inc.*                               993                         993
                                                                                  ------------  ------------   -----------
                                                                                         9,113         5,373        14,486    4.08%
                                                                                  ------------  ------------   -----------

                                      Business Machines & Software 0.9%
     100,330                  100,330 Affiliated Computer Services, Inc.*                3,323             -         3,323    0.94%
                                                                                  ------------  ------------   -----------

                                      Business Services 5.3%
     139,935                  139,935 F.Y.I. Incorporated *                              3,752                       3,752
                  54,642       54,642 Iron Mountain, Inc. *                                            1,913         1,913
      37,400                   37,400 NCO Group, Inc.*                                   1,286                       1,286
     175,800     211,600      387,400 The Source Information Management Company*         2,593         3,121         5,714
      84,935                   84,935 Steiner Leisure Ltd*                               1,709                       1,709
                 131,800      131,800 SunGard Data Systems, Inc. *                                     4,555         4,555
                                                                                  ------------  ------------   -----------
                                                                                         9,340         9,589        18,929    5.33%
                                                                                  ------------  ------------   -----------

                                      Chemicals  3.2%
     188,600      85,000      273,600 M.A. Hanna Company                                 2,169           978         3,147
      75,500      43,436      118,936 Minerals Technologies, Inc.                        3,492         2,009         5,501
                  57,600       57,600 OM Group, Inc.                                                   2,650         2,650
                                                                                  ------------  ------------   -----------
                                                                                         5,661         5,637        11,298    3.18%
                                                                                  ------------  ------------   -----------

                                      Communications & Media 0.3%
      24,400                   24,400 Citadel Communications Corporation *                 953             -           953    0.27%

                See notes to the Pro Forma Financial Statements

                                                                                -------------

                                      Computers 1.6%
      54,800      42,988       97,788 Zebra Technologies Corporation Class A*           3,123         2,450         5,573    1.57%
                                                                                -------------- ------------- -------------

                                      Data Processing 5.6%
     230,491      90,000      320,491 Acxiom Corporation *                              6,223         2,430         8,653
     112,015                  112,015 The BISYS Group, Inc.*                            7,008                       7,008
                  84,400       84,400 Deltek Systems, Inc. *                                          1,029         1,029
      65,100                   65,100 National Computer Systems, Inc.                   3,349                       3,349
                                                                                -------------- ------------- -------------
                                                                                       16,580         3,459        20,039    5.64%
                                                                                -------------- ------------- -------------
                                      Drugs 1.9%
      43,600      34,568       78,168 Alpharma, Inc. Class A                            1,684         1,335         3,019
      48,700      41,555       90,255 Shire Pharmaceuticals Group PLC - ADR*            1,960         1,673         3,633
                                                                                -------------- ------------- -------------
                                                                                        3,644         3,008         6,652    1.87%
                                                                                -------------- ------------- -------------

                                      Electrical Components & Semiconductors 12.
                  24,500       24,500 Amkor Technologies, Inc. *                                      1,499         1,499
      60,900                   60,900 ATMI, Inc.*                                       2,345                       2,345
      86,700      86,200      172,900 Benchmark Electronics, Inc.*                      3,484         3,464         6,948
      26,200      25,583       51,783 Burr-Brown Corporation*                           1,786         1,743         3,529
                 102,495      102,495 CFM Technologies, Inc. *                                          922           922
      14,100                   14,100 Credence Systems Corporation*                     2,013                       2,013
      46,600                   46,600 CTS Corporation                                   2,939                       2,939
      90,900      67,300      158,200 Integraded Device Technology, Inc.*               4,369         3,235         7,604
       5,700                    5,700 Intersil Holding Corporation*                       192                         192
      36,600      28,974       65,574 Kulicke and Soffa Industries, Inc. *              2,866         2,269         5,135
      13,100                   13,100 Micrel, Inc.*                                     1,133                       1,133
      47,900                   47,900 Novellus Systems, Inc.*                           3,194                       3,194
      54,900      68,660      123,560 Photronics, Inc.*                                 1,829         2,287         4,116
                  20,412       20,412 PRI Automation, Inc. *                                          1,630         1,630
      16,800                   16,800 TriQuint Semiconductor, Inc. *                    1,727                       1,727
                                                                                -------------- ------------- -------------
                                                                                       27,877        17,049        44,926   12.65%
                                                                                -------------- ------------- -------------

                                      Entertainment & Leisure 1.4%
      48,200      34,500       82,700 Anchor Gaming*                                    1,940         1,389         3,329
     138,430      89,800      228,230 Cinar Corporation *                                 969           629         1,598
                                                                                -------------- ------------- -------------
                                                                                        2,909         2,018         4,927    1.39%
                                                                                -------------- ------------- -------------

                                      Financial Services 0.4%
      45,800                   45,800 Federated Investors, Inc.                         1,294             -         1,294    0.36%
                                                                                -------------- ------------- -------------

                                      Food & Beverage 1.5%
                  46,000              Celestial Seasonings, Inc. *                                    1,547         1,547
                  59,254       59,254 Performance Food Group Co. *                                    1,563         1,563
      74,000      68,800      142,800 Universal Foods Corporation                       1,216         1,131         2,347
                                                                                -------------- ------------- -------------
                                                                                        1,216         4,241         5,457    1.54%
                                                                                -------------- ------------- -------------

                                      Insurance 5.6%
     111,000      64,500      175,500 Enhance Financial Services Group Inc.             1,124           653         1,777
      42,545      33,200       75,745 Financial Security Assurance Holdings Ltd.        3,140         2,451         5,591
     142,060      45,600      187,660 Arthur J. Gallagher & Co.                         5,292         1,699         6,991
      82,400     141,280      223,680 Hooper Holmes, Inc.                               1,432         2,455         3,887
      40,000      25,000       65,000 Protective Life Corporation                         952           595         1,547
                                                                                -------------- ------------- -------------
                                                                                       11,940         7,853        19,793    5.57%
                                                                                -------------- ------------- -------------

                                      Internet Products & Services 0.4%
     131,600      64,700      196,300 EDGAR Online, Inc.*                                 861           424         1,285    0.36%
                                                                                -------------- ------------- -------------

                                      Liquor  0.9%
      33,900      26,667       60,567 Canandaigua Brands, Inc.*                         1,708         1,343         3,051    0.86%
                                                                                -------------- ------------- -------------

                                      Manufacturing - Consumer Goods  0.8%
                  57,926       57,926 Aptargroup, Inc.                                                1,651         1,651
                  44,400       44,400 Blyth Industries, Inc. *                                        1,318         1,318
                                                                                -------------- ------------- -------------
                                                                                            -         2,969         2,969    0.84%
                                                                                -------------- ------------- -------------

                                      Medical Instruments & Products 4.5%
      74,800      92,300      167,100 DENTSPLY International, Inc.*                     2,174         2,682         4,856
     129,200      77,200      206,400 Edwards Lifesciences Corporation*                 1,929         1,158         3,087

                See notes to the Pro Forma Financial Statements

      44,300      35,350       79,650 Patterson Dental Company*                        2,132         1,701         3,833
      73,800      52,000      125,800 Renal Care Group, Inc.*                          1,647         1,160         2,807
                 179,000      179,000 Serologicals Corp. *                                             649           649
                  14,893       14,893 Varian Medical Systems, Inc. *                                   596           596
                                                                               -------------- ------------- -------------
                                                                                       7,882         7,946        15,828    4.46%
                                                                               -------------- ------------- -------------

                                      Multi-Industry  4.4%
                 155,100      155,100 DT Industries, Inc.                                            1,919         1,919
      88,400     275,355      363,755 GSI Lumonics, Inc.*                              1,663         5,180         6,843
      96,600      62,800      159,400 Kaydon Corporation                               2,258         1,468         3,726
      53,700      34,552       88,252 Mettler-Toledo International, Inc.*              1,867         1,192         3,059
                                                                               -------------- ------------- -------------
                                                                                       5,788         9,759        15,547    4.38%
                                                                               -------------- ------------- -------------

                                      Oil & Gas - Domestic 4.4%
      80,100      63,000      143,100 Barrett Resources Corporation*                   2,543         2,000         4,543
      43,200                   43,200 Newfield Exploration Company*                    1,755                       1,755
                 209,033      209,033 Ocean Energy, Inc. *                                           2,704         2,704
                 104,100      104,100 Pride International, Inc. *                                    2,355         2,355
      31,200                   31,200 St. Mary Land & Exploration Company              1,053                       1,053
      72,400      57,400      129,800 Veritas DGC, Inc.*                               1,738         1,378         3,116
                                                                               -------------- ------------- -------------
                                                                                       7,089         8,437        15,526    4.37%
                                                                               -------------- ------------- -------------
                                      Oil & Gas Services 0.6%
      48,700      38,900       87,600 National-Oilwell, Inc.*                          1,166           931         2,097    0.59%
                                                                               -------------- ------------- -------------

                                      Real Estate Investment Trusts 0.3%
                  38,000       38,000 Plum Creek Timber, Inc.                              -           926           926    0.26%
                                                                               -------------- ------------- -------------

                                      Restaurants 0.7%
      42,000      33,600       75,600 Brinker International, Inc.*                     1,339         1,071         2,410    0.68%
                                                                               -------------- ------------- -------------

                                      Retail 8.7%
     124,100      83,800      207,900 Ames Department Stores*                          2,226         1,503         3,729
      49,220      38,600       87,820 CDW Computer Centers, Inc. *                     5,119         4,014         9,133
     394,427     250,000      644,427 Goody's Family Clothing, Inc. *                  2,564         1,625         4,189
     109,750                  109,750 InterTAN, Inc.*                                  1,516                       1,516
     131,840     106,000      237,840 The Men's Wearhouse, Inc. *                      2,826         2,272         5,098
     128,440                  128,440 Pier 1 Imports*                                  1,461                       1,461
      97,200      75,400      172,600 Rent-A-Center, Inc.*                             1,980         1,536         3,516
      87,200      51,950      139,150 Whitehall Jewellers, Inc.*                       1,499           893         2,392
                                                                               -------------- ------------- -------------
                                                                                      19,191        11,843        31,034    8.74%
                                                                               -------------- ------------- -------------

                                      Software 5.6%
      93,200      66,866      160,066 Aspen Technology, Inc. *                         3,297         2,365         5,662
                  80,800       80,800 AVT Corp. *                                                      894           894
                  66,089       66,089 Computer Network Technology Corp. *                            1,066         1,066
     138,500     110,700      249,200 General Magic, Inc.*                               762           609         1,371
      16,600                   16,600 Mercury Interactive Corporation *                1,494                       1,494
     311,800     276,276      588,076 QuadraMed Corporation*                           1,218         1,079         2,297
                  46,400       46,400 SPSS, Inc. *                                                   1,322         1,322
      95,300      76,344      171,644 Verity, Inc.*                                    3,091         2,476         5,567
                                                                               -------------- ------------- -------------
                                                                                       9,862         9,811        19,673    5.54%
                                                                               -------------- ------------- -------------

                                      Telecommunications Equipment 3.1%
      61,600                   61,600 ADTRAN, Inc.*                                    4,162                       4,162
      47,400                   47,400 Alpha Industries, Inc.*                          2,465                       2,465
      39,800      27,000       66,800 Black Box Corporation*                           3,062         2,077         5,139
                                                                               -------------- ------------- -------------
                                                                                       9,689         2,077        11,766    3.31%
                                                                               -------------- ------------- -------------

                                      Telecommunications Services 1.2%
      56,700                   56,700 MGC Communications, Inc.*                        2,778                       2,778
                  34,400       34,400 Tekelec *                                                      1,204
      42,100                   42,100 Viatel, Inc.*                                    1,610                       1,610
                                                                               -------------- ------------- -------------
                                                                                       4,388         1,204         4,388    1.24%
                                                                               -------------- ------------- -------------

                                      Transportation 2.3%
      74,900      61,000      135,900 Circle International Group, Inc.                 1,989         1,620         3,609
      77,000      67,708      144,708 EGL, Inc.*                                       1,766         1,553         3,319

                See notes to the Pro Forma Financial Statements

                  29,893       29,893 U.S. Freightways Corp.                                           1,394         1,394
                                                                                 -------------- ------------- -------------
                                                                                         3,755         4,567         8,322    2.34%
                                                                                 -------------- ------------- -------------

                                      Utility  0.9%
      53,900      63,000      116,900 Kansas City Power & Light Company                  1,385         1,618         3,003    0.85%
                                                                                 -------------- ------------- -------------

                                      Wholesale Distribution 0.5%
                 128,398      128,398 Watsco, Inc.                                           -         1,653         1,653    0.47%
                                                                                 -------------- ------------- -------------

                                      Total Common Stock (Cost $264,528)               184,331       144,824       329,155   92.66%
                                                                                 -------------- ------------- -------------


                           Proforma

  Firstar     Mercantile   Combined
 Principal    Principal    Principal
   Amount       Amount      Amount
-----------   ----------  ----------

                                      LONG-TERM INVESTMENTS 1.7%
                                      U.S. Government Agency-Backed Mortgage
                                        Issues 1.7%
                 6,000       6,000    FHLB Discount Note, 0.00%, 5/1/00                                6,000         6,000
                                                                                 -------------- ------------- -------------

                                      Total Long-Term Investments (Cost $6,000)              -         6,000         6,000    1.69%
                                                                                 -------------- ------------- -------------

                                                  Pro Forma

  Firstar     Mercantile   Combined
 Number of     Number of   Number of
   Shares       Shares      Shares
-----------   ----------  ----------
                                      SHORT-TERM INVESTMENTS 5.6%
                                      Investment Companies 2.9%
       1,240                    1,240 Financial Square Prime Obligation Fund             1,240                       1,240
       9,086                    9,086 Short-Term Investments Co. Liquid Assets Polio     9,086                       9,086
                                                                                 -------------- ------------- -------------

                                      Total Investment Companies (Cost $10,326)         10,326             -        10,326    2.91%
                                                                                 -------------- ------------- -------------


 Principal    Principal    Principal
   Amount       Amount      Amount
-----------   ----------  ----------
                                      Variable Rate Demand Notes 2.7%
                   3,747        3,747 Pitney Bowes Credit Corp.                                        3,747         3,747
       6,000                    6,000 Sara Lee Corporation                               6,000                       6,000
                                                                                 -------------- ------------- -------------

                                      Total Variable Rate Demand Notes
                                       (Cost $9,747)                                     6,000         3,747         9,747
                                                                                 -------------- ------------- -------------

                                      Total Short-Term Investments
                                       (Cost $20,073)                                   16,326         3,747        20,073    5.65%
                                                                                 -------------- ------------- -------------

                                      Total Investments (Cost $290,601) 100.0%       $ 200,657     $ 154,571     $ 355,228  100.00%
                                                                                 ============== ============= =============

                                      * Non-income producing

                See notes to the Pro Forma Financial Statements

FIRSTAR CORE INTERNATIONAL EQUITY FUND

FIRSTAR CORE INTERNATIONAL EQUITY FUND / MERCANTILE INTERNATIONAL EQUITY
PORTFOLIO

PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(Unaudited)                                    April 30, 2000

                       Pro Forma                                                                                          Pro Forma
 Firstar   Mercantile  Combined                                                                    Firstar   Mercantile   Combined
Number of  Number of   Number of                                                                    Market     Market      Market
 Shares      Shares     Shares                                             Industry                 Value      Value       Value
---------- ----------- ----------                                          --------                --------  -----------  --------
                                   COMMON AND PREFERRED STOCKS 95.5%

                                   Australia 2.7%

   52,600                 52,600   Australian Gas Light Company Ltd.       Gas Utility            $  273,159              $  273,159
   31,000                 31,000   Commonwealth Bank of Australia          Banks                     471,747                 471,747
              191,400    191,400   ERG Ltd.                                Telecommunications                 $  910,205     910,205
  201,000                201,000   Foster's Brewing Group Ltd.             Brewery                   507,367                 507,367
               76,300     76,300   Macquarie Bank Ltd.                     Banks                               1,050,694   1,050,694
              229,000    229,000   Telstra Corporation Ltd.                Telecommunications                    980,780     980,780
   48,200                 48,200   Westpac Banking Corporation             Banks                     307,402                 307,402
                                                                                                  ----------  ----------  ----------
                                                                                                   1,559,675   2,941,679   4,501,354
                                                                                                  ----------  ----------  ----------

                                   Austria 0.2%

    9,000                  9,000   Bank Austria AG                         Banks                     400,255           -     400,255
                                                                                                  ----------  ----------  ----------

                                   Belgium  1.5%

      900                    900   Electrabel SA                           Electric Utility          218,090                 218,090
   21,500      69,000     90,500   Fortis (B)                              Financial Services        544,113   1,739,306   2,283,419
                                                                                                  ----------  ----------  ----------
                                                                                                     762,203   1,739,306   2,501,509
                                                                                                  ----------  ----------  ----------
                                   Canada 0.1%

    1,000                  1,000   Magna Entertainment Corporation -
                                   Class A*                                Entertainment & Leisure     4,125                   4,125
    5,000                  5,000   Magna International, Inc. - Class A     Automobiles               233,750                 233,750
                                                                                                  ----------  ----------  ----------
                                                                                                     237,875           -     237,875
                                                                                                  ----------  ----------  ----------

                                   Denmark 0.5%

    4,500                  4,500   Tele Danmark AS                                                   330,013                 330,013
   67,331                 67,331   Nortic Baltic Holding AB*               Financial Services        419,714                 419,714
                                                                                                  ----------  ----------  ----------
                                                                                                     749,727           -     749,727
                                                                                                  ----------  ----------  ----------
                                   Finland 1.9%

   15,600      40,000     55,600   Nokia Oyj                               Telecommunications        897,075   2,300,191   3,197,266
                                                                                                  ----------  ----------  ----------

                                   France 9.2%

               48,200     48,200   Accor SA                                Hotels & Lodging                    1,794,377   1,794,377
    3,100                  3,100   Alcatel                                 Telecommunications        720,405                 720,405
    5,000                  5,000   Aventis SA                              Drugs                     275,677                 275,677
               12,425     12,425   Axq UAP                                 Insurance                           1,846,822   1,846,822
               17,500     17,500   BNP Paribas                             Banks                               1,417,798   1,417,798
                2,000      2,000   Bouygues SA                             Building & Construction             1,279,504   1,279,504
                3,600      3,600   Cap Gemini SA                           Computer Software                     708,649     708,649
                8,290      8,290   Castorama Dubois Investissement SA      Retail                              1,813,178   1,813,178
    3,000                  3,000   Compagnie de Saint-Gobain               Building & Construction   410,371                 410,371
    1,800                  1,800   Groupe Danone                           Food & Beverages          394,514                 394,514
    6,800                  6,800   Lafarge SA                              Building & Construction   564,549                 564,549
    4,700                  4,700   Lagardere S.C.A.                        Multi-Industry            319,101                 319,101
    6,700                  6,700   Scor Assistance                         Insurance                 292,350                 292,350
    8,303                  8,303   Scheider Electric SA                    Machinery                 544,806                 544,806
    4,522      13,000     17,522   Total Final Elf                         Oil & Gas Exploration     687,799   1,977,308   2,665,107
    3,900                  3,900   Valeo SA                                Automobile Parts          216,805                 216,805
                                                                                                  ----------  ----------  ----------
                                                                                                   4,426,377  10,837,636  15,264,013
                                                                                                  ----------  ----------  ----------

                                   Germany 5.8%

    6,826                  6,826   Aventis SA                              Drugs                     377,598                 377,598
               41,000     41,000   BASF AG                                 Chemicals                           1,776,679   1,776,679
   15,500                 15,500   Bayer AG                                Chemicals                 643,420                 643,420
   13,200                 13,200   Continental AG                          Rubber-Tires              240,590                 240,590
    3,100                  3,100   DaimlerChrysler AG                      Automobiles               180,807                 180,807
               13,450     13,450   Fresenius Medical Care AG               Health Care                           992,846     992,846
                3,370      3,370   Marschollek, Lautenschlaeger und
                                   Partner AG                              Financial Services                  1,787,424   1,787,424
    3,500                  3,500   Schering AG                             Drugs                     495,990                 495,990
    5,600      13,900     19,500   Siemens AG                              Multi-Industry            828,288   2,055,928   2,884,216
    4,900                  4,900   Veba AG                                 Multi-Industry            242,700                 242,700
                                                                                                  ----------  ----------  ----------
                                                                                                   3,009,393   6,612,877   9,622,270
                                                                                                  ----------  ----------  ----------

                See notes to the Pro Forma Financial Statements

                                  Great Britain 17.6%

   14,000                 14,000  BOC Group PLC                            Chemicals                 231,580                 231,580
   34,000      75,500    109,500  SmithKline Beecham PLC                   Drugs                     467,433   1,037,977   1,505,410
   33,000                 33,000  British Telecommunications               Telecommunications        594,413                 594,413
   57,000                 57,000  Bass PLC                                 Beverages                 669,906                 669,906
              217,300    217,300  BP Amoco PLC                             Oil & Gas                           1,885,647   1,885,647
   87,000                 87,000  British Aerospace PLC                    Aerospace                 536,432                 536,432
               51,950     51,950  CGU PLC                                  Insurance                             746,730     746,730
               71,000     71,000  Cable & Wireless PLC                     Telecommunications                  1,181,111   1,181,111
              152,300    152,300  Carlton Communications PLC               Telecommunications                  1,844,761   1,844,761
              123,230    123,230  Compass Group PLC                        Food Products                       1,756,847   1,756,847
               93,700     93,700  Electra Investment Trust PLC             Financial Services                  1,568,998   1,568,998
              159,640    159,640  Electrocomponents PLC                    Electronics                         1,611,390   1,611,390
              112,100    112,100  GKN PLC                                  Automotive Parts &
                                                                           Equipment                           1,557,822   1,557,822
   35,200                 35,200  Gallaher Group PLC                       Tobacco                   174,898                 174,898
   36,200                 36,200  Johnson Matthey PLC                      Electronics               467,088                 467,088
              150,000    150,000  Lloyds TSB Group PLC                     Banks                               1,474,178   1,474,178
              121,500    121,500  Misys PLC                                Computer Services                   1,393,732   1,393,732
   52,100                 52,100  Cadbury Schweppes PLC                    Food Products             357,933                 357,933
   66,000                 66,000  Royal & Sun Alliance Insurance Group PLC Insurance                 370,282                 370,282
   21,800                 21,800  Associated British Foods PLC             Food Products             129,640                 129,640
   45,000                 45,000  ScottishPower PLC                        Electric Utility          362,148                 362,148
              160,700    160,700  Scottish & Southern Energy PLC           Electric Utility                    1,361,800   1,361,800
               74,100     74,100  Reuters Group PLC                        Multimedia                          1,332,408   1,332,408
   30,000                 30,000  Rio Tinto PLC                            Mining                    467,136                 467,136
   83,000                 83,000  Allied Domecq PLC                        Beverages                 408,830                 408,830
  100,000     385,200    485,200  Invensys PLC                             Manufacturing             481,221   1,853,662   2,334,883
  253,000                253,000  Corus Group PLC                          Manufacturing             340,501                 340,501
  158,800                158,800  Tomkins PLC                              Manufacturing             490,192                 490,192
   23,173                 23,173  Trinity Mirror PLC                       Publishing                180,775                 180,775
              381,795    381,795  Vodafone AirTouch PLC                    Telecommunications                  1,759,603   1,759,603
                                                                                                   ---------  ----------  ----------
                                                                                                   6,730,408  22,366,666  29,097,074
                                                                                                   ---------  ----------  ----------

                                  Hong Kong 2.1%

              122,000    122,000  China Mobile LTD                         Telecommunications                    881,028     881,028
              128,000    128,000  Citric Pacific LTD                       Diversified Operations                586,658     586,658
               52,000     52,000  Hutchison Whampoa LTD                    Diversified Operations                754,378     754,378
              208,000    208,000  Li & Fung LTD                            Distribution                          803,780     803,780
               65,000     65,000  Sun Hung Kai Properties LTD              Real Estate                           511,124     511,124
                                                                                                   ---------  ----------  ----------
                                                                                                           -   3,536,968   3,536,968
                                                                                                   ---------  ----------  ----------


                                  Ireland 0.2%

   28,000                 28,000  Allied Irish Banks PLC                   Banks                     280,051           -     280,051
                                                                                                   ---------  ----------  ----------



                                  Italy 4.6%

  156,420                156,420  Benetton Group SPA                       Textiles & Apparel        288,664                 288,664
               16,900     16,900  Bipop-Carire SPA                         Banks                               1,540,144   1,540,144
              161,000    161,000  Bulgari SPA                              Retail                              1,760,685   1,760,685
  137,000     120,000    257,000  ENI SPA                                  Oil & Gas Exploration     682,940     598,196   1,281,136
               73,100     73,100  Mediaset SPA                             Media                               1,189,132   1,189,132
              347,300    347,300  Seat Pagine Gialle SPA                   Publishing                          1,528,715   1,528,715
                                                                                                   ---------  ----------  ----------
                                                                                                     971,604   6,616,872   7,588,476
                                                                                                   ---------  ----------  ----------

                                  Japan 24.9%

               14,500     14,500  Asia Pacific System Research Co. Ltd.    Computer Services                     511,173     511,173
                8,910      8,910  AUCNET, Inc.                             Retail                                404,794     404,794
                3,625      3,625  AVEX, Inc.                               Entertainment & Leisure               499,769     499,769
   16,000                 16,000  Canon, Inc.                              Photo Equipment           731,345                 731,345
   40,000                 40,000  Chugai Pharmaceutical Company, Ltd.      Drugs                     769,836                 769,836
                4,200      4,200  Citizen Electronics Co.                  Electronics                           528,522     528,522
                  102        102  DDI Corporation                          Telecommunications                  1,170,299   1,170,299
   17,000                 17,000  Dai Nippon Printing Company, Ltd.        Printing                  288,328                 288,328
               69,000     69,000  Daiwa Securities Group, Inc.             Financial Services                  1,053,436   1,053,436
       30                     30  East Japan Railway Company               Transportation            177,655                 177,655
    6,000                  6,000  Eisai Company, Ltd.                      Drugs                     174,879                 174,879
    6,600                  6,600  FamilyMart Company, Ltd.                 Retail                    241,832                 241,832
                2,990      2,990  FANCL Corporation                        Cosmetics & Toiletries                435,186     435,186
                2,600      2,600  FAST RETAILING Co., Ltd.                 Retail                              1,145,132   1,145,132
   62,000     186,000    248,000  Fuji Heavy Industries, Ltd.              Automobiles               473,283   1,419,849   1,893,132
   15,000                 15,000  Fuji Photo Film Company, Ltd.            Photo Equipment           600,972                 600,972
               40,000     40,000  FUJITSU Ltd.                             Computer Software                   1,132,548   1,132,548
                7,000      7,000  HOGY MEDICAL Co., Ltd                    Health Care                           479,297     479,297
               37,500     37,500  Homac Corporation                        Retail                                929,911     929,911
              121,000    121,000  HUNET, Inc.                              Building & Construction               626,973     626,973
               31,600     31,600  Japan Digital Laboratiory Co., Ltd.      Computers                             470,748     470,748
              150,000    150,000  Japan Radio Co., Ltd.                    Media                               1,261,625   1,261,625
   12,000                 12,000  Jusco Company, Ltd.                      Retail                    222,068                 222,068
                6,500      6,500  JUSTSYSTEM Corporation*                  Computer Software                     357,854     357,854
   16,000      72,000     88,000  Kao Corporation                          Household Products        487,070   2,091,883   2,578,953
  106,000                106,000  Kubota Corporation                       Machinery                 345,242                 345,242
                7,000      7,000  KYOCERA Corporation                      Electronics                         1,170,392   1,170,392

                See notes to the Pro Forma Financial Statements

              200,000  200,000  Mitsui Mining & Smelting Co., Ltd.         Metals & Mining                     1,152,904   1,152,904
               31,000   31,000  NEC Corporation                            Electronics                           843,304     843,304
               75,000   75,000  NGK SPARK PLUG Co., Ltd.                   Automotive Parts &
                                                                           Equipment                             793,894     793,894
                   23       23  NTT Mobile Communications Network, Inc.    Telecommunications                    768,263     768,263
               45,000   45,000  Nihon Unisys, Ltd.                         Computer Software                   1,045,109   1,045,109
    3,300                3,300  Nintendo Company, Ltd.                     Entertainment & Leisure   549,619                 549,619
       37          67      104  Nippon Telegraph and Telephone Corporation Telecommunications        458,756     830,720   1,289,476
               31,000   31,000  Nomura Securities Co., Ltd.                Financial Services                    780,200     780,200
               92,000   92,000  Oki Electric Industry Co., Ltd.            Telecommunications                    646,959     646,959
                4,800    4,800  ORIX Corporation                           Financial Services                    684,858     684,858
    1,200       3,300    4,500  Rohm Company, Ltd.                         Electronics               401,943   1,105,345   1,507,288
                5,500    5,500  RYOHIN KEIKAKU Co., Ltd.                   Retail                              1,020,357   1,020,357
              140,000  140,000  Sakura Bank Ltd.                           Banks                                 981,912     981,912
   24,000               24,000  Shiseido Company, Ltd.                     Household Products        303,345                 303,345
               13,200   13,200  Shobunsha Publications, Inc.               Publishing                            622,901     622,901
                1,500    1,500  SOFTBANK Corporation                       Networking                            369,188     369,188
    1,700       3,700    5,400  Sony Corporation*                          Electronics               196,623     424,863     621,486
    1,700       3,700    5,400  Sony Corporation                           Electronics               195,207     427,944     623,151
               16,500   16,500  Sumida Corporation                         Telecommunications                    778,627     778,627
                7,000    7,000  TDK Corporation                            Computers                             937,221     937,221
               12,360   12,360  TAIYO INK MFG. Co., Ltd.                   Chemicals                             892,048     892,048
               12,000   12,000  TOYODA GOSEI Co., Ltd.                     Automotive Parts &
                                                                           Equipment                             693,963     693,963
   13,000               13,000  Toyota Motor Corporation                   Automobiles               645,941                 645,941
                1,500    1,500  Toys "R" Us - Japan, Ltd.                  Retail                                227,620     227,620
   20,000               20,000  Wacoal Corporation                         Textiles & Apparel        168,772                 168,772
                4,950    4,950  WORLD Co., Ltd.*                           Textiles & Apparel                    334,810     334,810
                9,900    9,900  WORLD Co., Ltd.                            Textiles & Apparel                    743,817     743,817
               13,000   13,000  YAMADA DENKI Co., Ltd.                     Retail                              1,082,583   1,082,583
                                                                                                   ---------  ----------  ----------
                                                                                                   7,432,716  33,878,801  41,311,517
                                                                                                   ---------  ----------  ----------


                                Netherlands 7.3%
   28,600               28,600  ABN AMRO Holding NV                        Banks                     590,349                 590,349
   11,500      32,200   43,700  Akzo Nobel NV                              Chemicals                 471,927   1,321,394   1,793,321
              103,200  103,200  CRH PLC                                    Building & Construction             1,654,322   1,654,322
               14,400   14,400  Equant NV*                                 Computers                           1,117,434   1,117,434
               22,100   22,100  Getronics NV                               Computer Services                   1,321,207   1,321,207
   12,500               12,500  Hagemeyer NV                               Consumer Products         246,349                 246,349
   25,000      43,540   68,540  Koninklijke Ahold NV                       Electronics               584,389   1,947,059   2,531,448
    5,200                5,200  KPN NV                                     Telecommunications        525,308                 525,308
    6,100                6,100  Royal Dutch Petroleum Company              Oil & Gas Exploration     352,447                 352,447
   11,200               11,200  TNT Post Group NV                          Transportation            244,965                 244,965
               33,250   33,250  VNU NV                                     Publishing                          1,783,252   1,783,252
                                                                                                   ---------  ----------  ----------
                                                                                                   3,015,734   9,144,668  12,160,402
                                                                                                   ---------  ----------  ----------

                                New Zealand 0.3%
  129,100              129,100  Telecom Corporation                        Telecommunications        546,103           -     546,103
                                                                                                   ---------  ----------  ----------

                                Norway 0.2%
   67,700               67,700  Christiania Bank Og Kreditkasse            Banks                     313,265           -     313,265
                                                                                                   ---------  ----------  ----------


                                Singapore 0.9%
               49,000   49,000  DBS Group Holdings Ltd.                    Banks                                 674,378     674,378
              192,000  192,000  Parkway Holdings Ltd.                      Health Care                           550,981     550,981
   20,000               20,000  Singapore Airlines Ltd.                    Transportation            207,321                 207,321
                                                                                                   ---------  ----------  ----------
                                                                                                     207,321   1,225,359   1,432,680
                                                                                                   ---------  ----------  ----------

                                Spain 6.3%
   30,800               30,800  Banco Popular Espanol SA                   Banks                     449,303                 449,303
              158,100  158,100  Banco Santander Central Hispano SA         Banks                               1,652,608   1,652,608
   30,800               30,800  Endesa SA                                  Electric Utility          669,724                 669,724
   30,100               30,100  Grupo Dragados SA                          Building & Construction   230,420                 230,420
               89,000   89,000  Indra Sistemas                             Telecommunications                  2,095,024   2,095,024
              106,100  106,100  NH Hoteles SA                              Financial Services                  1,194,145   1,194,145
   31,000               31,000  Repsol - YPF SA                            Oil & Gas Exploration     635,651                 635,651
   33,900      64,994   98,894  Telefonica SA                              Telecommunications        756,285   1,449,971   2,206,256
               33,800   33,800  Telefonica Publicidad e Informacion, SA    Advertising                         1,339,925   1,339,925
                                                                                                   ---------  ----------  ----------
                                                                                                   2,741,383   7,731,673  10,473,056
                                                                                                   ---------  ----------  ----------

                See notes to the Pro Forma Financial Statements

                              Sweden 0.8%
    6,600              6,600  AstraZeneca Group PLC                          Drugs                   276,075                 276,075
   23,300             23,300  Electrolux AB                                  Appliances              394,276                 394,276
   17,800             17,800  SKF AB - Class B                               Manufacturing           381,727                 381,727
   10,600             10,600  Volvo AB                                       Automobiles             257,511                 257,511
                                                                                                   --------- ----------- -----------
                                                                                                   1,309,589           -   1,309,589
                                                                                                   --------- ----------- -----------

                              Switzerland 4.2%
            16,530    16,530  ABB Ltd.                                       Engineering                       1,859,085   1,859,085
             2,210     2,210  Adecco SA                                      Human Resources                   1,817,582   1,817,582
      300                300  Nestle SA                                      Food Products           530,078                 530,078
             1,135     1,135  PubliGroupe SA                                 Advertising                         877,390     877,390
               111       111  Roche Holding AG                               Drugs                             1,161,936   1,161,936
    1,800              1,800  Swisscom AG                                    Telecommunications      636,094                 636,094
                                                                                                   --------- ----------- -----------
                                                                                                   1,166,172   5,715,993   6,882,165
                                                                                                   --------- ----------- -----------

                              United States 4.2%
            20,000    20,000  Amdocs Ltd., Sponsored ADR                     Telecommunications                1,353,750   1,353,750
            58,000    58,000  Datacraft Asia Ltd., Sponsored ADR             Telecommunications                  435,000     435,000
            23,700    23,700  Ericsson LM, Sponsored ADR                     Telecommunications                2,095,969   2,095,969
            12,700    12,700  Gucci Group NV, Sponsored ADR                  Textile & Apparel                 1,112,838   1,112,838
            16,300    16,300  ICICI Ltd., Sponsored ADR                      Financial Services                  413,612     413,612
            14,000    14,000  Internet Initiative Japan Inc., Sponsored ADR* Computer Software                   840,000     840,000
            26,800    26,800  Wal-Mart de Mexico SA de CV, Sponsored ADR*    Retail                              620,659     620,659
                                                                                                   --------- ----------- -----------
                                                                                                           -   6,871,828   6,871,828
                                                                                                   --------- ----------- -----------

                              Total Common and Preferred Stocks
                              (Cost $135,426,129)                                                  36,756,926 121,520,517 158,277,44
                                                                                                   ---------  ----------- ----------

                           Pro Forma
 Firstar     Mercantile    Combined
Principal    Principal     Principal
 Amount        Amount       Amount
----------   ----------    ---------
                                          SHORT-TERM INVESTMENTS 4.5%
                                          U.S. Government Agencies 3.5%
                                          Federal Home Loan Bank,
            $ 5,986,000  $ 5,986,000      0.00%, 5/1/00                                             -     5,986,000     5,986,000
                                                                                         ------------  ------------  ------------

                                          TOAL U.S. GOVERNMENT AGENCIES                             -     5,986,000     5,986,000
                                                                                         ------------  ------------  ------------
                                          Variable Rate Demand Notes 0.9%
1,471,975                  1,471,975      Chase U.S.                                        1,471,975                   1,471,975

                                                                                         ------------  ------------  ------------
                                          Total Variable Rate Demand Notes                  1,471,975             -     1,471,975
                                                                                         ------------  ------------  ------------

                                          Total Short-Term Investments (Cost $7,457,975)    1,471,975     5,986,000     7,457,975
                                                                                         ------------  ------------  ------------

                                          Total Investments (Cost $142,884,104) 100.0%   $ 38,228,901  $127,506,517   $165,735,41
                                                                                         ============  ============   ===========

                          *  Non-Income producing

                See notes to the Pro Forma Financial Statements

NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)


1.   Basis of Combination
     --------------------

     The unaudited Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of sixteen investment portfolios offered by Firstar Funds, Inc. ("the Firstar Funds"), fifteen investment portfolios offered by Mercantile Mutual Funds, Inc. ("the Mercantile Funds") and six investment portfolios offered by Firstar Stellar Funds ("the Stellar Funds") as if the proposed reorganization occurred as of and for the year ended April 30, 2000. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2000. Below are the fund names for the Firstar Funds (F), the Mercantile Funds (M) and the Stellar Funds (S) and the Surviving Funds. All of the Surviving Funds will be portfolios of the Firstar Funds. The designation (F), (S) or (M) in the Surviving Funds column indicates which Fund will be the accounting survivor of the reorganization.

            Firstar Funds               Stellar Funds              Mercantile Funds                      Surviving Funds
            -------------               -------------              ----------------                      ---------------
      -------------------------------------------------------------------------------------------------------------------------
      Money Market Fund                                          Money Market Portfolio             Money Market Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Money Market                                 Treasury Money Market              Treasury Money Market
      Fund                           Treasury Fund               Portfolio                          Fund (S)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Tax-Exempt Money Market        Tax-Free Money Market       Tax-Exempt Money Market            Tax-Exempt Money Market
      Fund                           Fund                        Portfolio                          Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Intermediate Bond Market                                   Intermediate Corporate             Intermediate Bond Market
      Fund                                                       Bond Portfolio                     Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Tax-Exempt Intermediate Bond                               Short-Intermediate                 Tax-Exempt Intermediate
      Fund                                                       Municipal Portfolio                Bond Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      National Municipal Bond        Insured Tax-Free Bond       National Municipal Bond            National Municipal Bond
      Fund                           Fund                        Portfolio                          Fund (M)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Aggregate Bond Fund                                        Government & Corporate             Aggregate Bond Fund (M)*
                                                                 Bond Portfolio and
                                                                 Bond Index Portfolio
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      U.S. Government Securities     U.S. Government Income      U.S. Government Securities         U.S. Government Securities
      Fund                           Fund                        Portfolio                          Fund (M)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Balanced Income Fund           Stellar Fund                                                   Balanced Income Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Balanced Growth Fund                                       Balanced Portfolio                 Balanced Growth Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
                                                                 Growth & Income Equity             Growth and Income Fund (F)
      Growth and Income Fund                                     Portfolio
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Equity Index Fund                                          Equity Index Portfolio             Equity Index Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Growth Fund                                                Growth Equity Portfolio            Growth (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      MidCap Index Fund              Capital Appreciation Fund                                      MidCap Index Fund (F)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Emerging Growth Fund                                       Small Cap Equity Portfolio         Emerging Growth Equity (M)
      -------------------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------------------
      Core International Equity                                                                     Core International Equity
      Fund                                                       International Equity Portfolio     Fund (M)
      -------------------------------------------------------------------------------------------------------------------------

     * The Mercantile Government & Corporate Bond Portfolio will be the accounting survivor.

NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)


The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), substantially all of the assets and liabilities of the acquired funds will be transferred such that at and after the Effective Time of Reorganization, substantially all of the assets and liabilities of the acquired funds will become assets and liabilities of the acquiring funds. In exchange for the transfer of assets and liabilities, the acquiring funds will issue to the acquired funds full and fractional shares of the designated classes of the acquiring funds, and the acquired funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the acquiring funds so issued will be in equal value to the full and fractional shares of the acquired funds that are outstanding immediately prior to the Effective Time of Reorganization. At and after the Effective Time of Reorganization, all debts, liabilities and obligations of the acquired funds will attach to the acquiring funds and may thereafter be enforced against the acquiring funds to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the acquiring funds of the assets of the acquired funds will be the fair market value of such on the closing date of the transaction. The acquiring funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the reorganization, and the basis to the acquiring funds of the assets of the acquired funds received pursuant to the reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the acquiring funds in the reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the acquiring funds shares issued, and such costs. For accounting purposes, the Surviving Funds are the survivor of this reorganization. The pro forma statements reflect the combined results of operations of the acquired and acquiring funds. However, should such reorganization be effected, the statements of operations of the acquiring funds will not be restated for precombination period results of the corresponding acquired funds.

The Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Firstar Funds, Mercantile Funds and Firstar Stellar Funds incorporated by reference in the Statement of Additional Information.

The Firstar Funds, Mercantile Funds and Firstar Stellar Funds are each separate portfolios of the Firstar Funds, Inc., Mercantile Mutual Funds, Inc. and the Firstar Stellar Funds, which are registered as open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").

     NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)

2.   Service Providers
     -----------------

     Firstar Investment Research & Management Company, LLC (the "Advisor"), will serve as the combined Fund's investment advisor. Clay Finlay, Inc. will serve as the sub-advisor to the Firstar International Growth Fund. Firstar Mutual Fund Services, LLC (the "Administrator") will serve as the administrator, transfer agent and fund accountant to the Funds. Firstar Bank, N.A. will serve as the custodian to the Funds. Quasar Distributors, Inc. will serve as the distributor to the Funds.

3.   Organizational Expenses
     -----------------------

     Organizational costs of the funds that are not Surviving Funds cannot be carried over when being merged with another fund. Therefore, in the Statements of Assets and Liabilities, the organizational costs were reclassified against capital for the Non-Surviving Funds rather than being carried forward.

4.   Classes and Fees
     ----------------

          Mercantile Funds
          ----------------

     The Mercantile Funds have several classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Investor A shares are subject to a front-end sales charge. Investor B shares are subject to a contingent deferred sales charge (CDSC).

                     Mercantile Funds                                           Classes of Shares
                     ----------------                                           -----------------
           Money Market Portfolio                                 Investor A, Investor B, Institutional, Trust & Trust II

           Treasury Money Market Portfolio                        Investor A, Institutional, Trust & Trust II

           Tax-Exempt Money Market Portfolio                      Investor A, Trust & Trust II

           Intermediate Corporate Bond Portfolio                  Investor A, Institutional & Trust

           Short-Intermediate Municipal Portfolio                 Investor A & Trust

           Balanced Portfolio                                     Investor A, Investor B, Institutional & Trust

           Growth & Income Equity Portfolio                       Investor A, Investor B, Institutional & Trust

           Growth Equity Portfolio                                Investor A, Investor B, Institutional & Trust

           Small Cap Equity Portfolio                             Investor A, Investor B, Institutional & Trust

           Equity Index Portfolio                                 Investor A, Institutional & Trust

           International Equity Portfolio                         Investor A, Investor B, Institutional & Trust

           Government & Corporate Bond Portfolio                  Investor A, Investor B, Institutional & Trust

           Bond Index Portfolio                                   Investor A, Institutional & Trust

           National Municipal Bond Portfolio                      Investor A, Investor B & Trust

           U.S. Government Securities Portfolio                   Investor A, Investor B, Institutional & Trust

NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)


Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

                      Mercantile Funds                                Advisory Fees Annual Rate
                      ----------------                                -------------------------
           Money Market Portfolio                                              0.40%

           Treasury Money Market Portfolio                                     0.40%

           Tax-Exempt Money Market Portfolio                                   0.40%

           Intermediate Corporate Bond Portfolio                               0.55%

           Short-Intermediate Municipal Portfolio                              0.55%

           Balanced Portfolio                                                  0.75%

           Growth & Income Equity Portfolio                                    0.55%

           Growth Equity Portfolio                                             0.75%

           Small Cap Equity Portfolio                                          0.75%

           Equity Index Portfolio                                              0.30%

           International Equity Portfolio                                      1.00%

           Government & Corporate Bond Portfolio                               0.45%

           Bond Index Portfolio                                                0.30%

           National Municipal Bond Portfolio                                   0.55%

           U.S. Government Securities Portfolio                                0.45%

Under the terms of the administration agreement, the Administrator and BISYS Fund Services Ohio, Inc. as co-administrator are entitled to receive joint administration fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

                     Mercantile Funds                                 Administration Fees Annual Rate
                     ----------------                                 -------------------------------
           Money Market Portfolio                                                    0.20%

           Treasury Money Market Portfolio                                           0.20%

           Tax-Exempt Money Market Portfolio                                         0.10%

           Intermediate Corporate Bond Portfolio                                     0.20%

           Short-Intermediate Municipal Portfolio                                    0.20%

           Balanced Portfolio                                                        0.20%

           Growth & Income Equity Portfolio                                          0.20%

           Growth Equity Portfolio                                                   0.20%

           Small Cap Equity Portfolio                                                0.20%

NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)



           Equity Index Portfolio                                  0.20%

           International Equity Portfolio                          0.20%

           Government & Corporate Bond Portfolio                   0.20%

           Bond Index Portfolio                                    0.20%

           National Municipal Bond Portfolio                       0.20%

           U.S. Government Securities Portfolio                    0.20%


           Firstar Stellar Funds
           ---------------------

The Firstar Stellar Funds have several classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares are subject to a contingent deferred sales charge (CDSC).


               Firstar Stellar Funds                     Classes of Shares
               ---------------------                     -----------------

           Treasury Fund                             Class A & Institutional

           Tax-Free Money Market Fund                Class C

           Stellar Fund                              Class A, B & Y

           Capital Appreciation Fund                 Class A & B

           Insured Tax-Free Bond Fund                Class A & B

           U.S. Government Income Fund               Class A & B


Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.


               Firstar Stellar Funds                Advisory Fees Annual Rate
               ---------------------                -------------------------

           Treasury Fund                                       0.50%

           Tax-Free Money Market Fund                          0.55%

           Stellar Fund                                        0.95%

           Capital Appreciation Fund                           0.95%

           Insured Tax-Free Bond Fund                          0.75%

           U.S. Government Income Fund                         0.60%


Under the terms of the administration agreement, the Administrator is entitled to receive fees at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

     NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)


              Firstar Stellar Funds             Administration Fees Annual Rate
              ---------------------             -------------------------------

      Treasury Fund                                           0.11%

      Tax-Free Money Market Fund                              0.11%

      Stellar Fund                                            0.11%

      Capital Appreciation Fund                               0.11%

      Insured Tax-Free Bond Fund                              0.11%

      U.S. Government Income Fund                             0.11%


      Firstar Funds
      -------------

The Firstar Funds have several classes of shares which have identical rights and privileges except with respect to fees paid under shareholder servicing and/or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A shares are subject to a front-end sales charge. Class B shares are subject to a contingent deferred sales charge
(CDSC).



              Firstar Funds                            Classes of Shares
              -------------                            -----------------

      Money Market Fund                          Class A & Institutional

      U.S. Treasury Money Market Fund            Class A & Institutional

      Tax-Exempt Money Market Fund               Class A & Institutional

      Intermediate Bond Market Fund              Class A, B, Y & Institutional

      Tax-Exempt Intermediate Bond Fund          Class A, B, Y & Institutional

      Balanced Income Fund                       Class A, B, Y & Institutional

      Balanced Growth Fund                       Class A, B, Y & Institutional

      Growth and Income Fund                     Class A, B, Y & Institutional

      Equity Index Fund                          Class A, B, Y & Institutional

      MidCap Index Fund                          Class A, B, Y & Institutional

      Growth Fund                                Class A, B, Y & Institutional

      Emerging Growth Fund                       Class A, B, Y & Institutional

      Core International Equity Fund             Class A, B, Y & Institutional

Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.


              Firstar Funds                        Advisory Fees Annual Rate
              -------------                        -------------------------

      Money Market Fund                                       0.50%

      U.S. Treasury Money Market Fund                         0.50%

     NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)


      Tax-Exempt Money Market Fund                            0.50%

      Intermediate Bond Market Fund                           0.50%

      Tax-Exempt Intermediate Bond Fund                       0.50%

      Balanced Income Fund                                    0.75%

      Balanced Growth Fund                                    0.75%

      Growth and Income Fund                                  0.75%

      Equity Index Fund                                       0.25%

      Growth Fund                                             0.75%

      MidCap Index Fund                                       0.25%

      Emerging Growth Fund                                    0.75%

      Core International Equity Fund                1.25% on first $50 million
                                                    1.05% on excess

Under the terms of the administration agreement, the Administrator is entitled to receive fees at an annual rate of the average daily net assets. Such fees are accrued daily and paid monthly.

              Firstar Funds                      Administration Fees Annual Rate
              -------------                      -------------------------------

      Money Market Fund                                       Tiered

      U.S. Treasury Money Market Fund                         Tiered

      Tax-Exempt Money Market Fund                            Tiered

      Intermediate Bond Market Fund                           Tiered

      Tax-Exempt Intermediate Bond Fund                       Tiered

      Balanced Income Fund                                    Tiered

      Balanced Growth Fund                                    Tiered

      Growth and Income Fund                                  Tiered

      Equity Index Fund                                       Tiered

      Growth Fund                                             Tiered

      MidCap Index Fund                                       Tiered

      Emerging Growth Fund                                    Tiered

      Core International Equity Fund                          Tiered

      Tiered: 0.0125% on first $2 billion of Fund complex net assets
              0.010% on assets in excess of $2 billion

     NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)


5.   Pro Forma Adjustments and Pro Forma Combined Columns
     ----------------------------------------------------

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses and waivers at the rates which would have been in effect if the Firstar Funds, Mercantile Funds and Firstar Stellar Funds, as appropriate, were included in the Surviving Funds for the year ended April 30, 2000. These rates are included in the N-14 Registration statement.

     The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed combination of such assets as if the reorganization had occurred at April 30, 2000. The Surviving Funds will offer the following classes:

           Surviving Funds                       Classes of Shares
           ---------------                       -----------------

      Money Market Fund                          Class A

      U.S. Treasury Money Market Fund            Class A & Institutional

      Tax-Exempt Money Market Fund               Class A & Institutional

      Intermediate Bond Market Fund              Class A, B, Y & Institutional

      Tax-Exempt Intermediate Bond Fund          Class A, B, Y & Institutional

      National Municipal Bond Fund               Class A, B, Y & Institutional

      Aggregate Bond Fund                        Class A, B, Y & Institutional

      U.S. Government Securities Fund            Class A, B, Y & Institutional

      Balanced Income Fund                       Class A, B, Y & Institutional

      Balanced Growth Fund                       Class A, B, Y & Institutional

      Growth and Income Fund                     Class A, B, Y & Institutional

      Equity Index Fund                          Class A, B, Y & Institutional

      Growth Fund                                Class A, B, Y & Institutional

      Midcap Index Fund                          Class A, B, Y & Institutional

      Emerging Growth Fund                       Class A, B, Y & Institutional

      Core International Equity Fund             Class A, B, Y & Institutional

     More information on the classes of shares offered can be found in the N-14 Proxy statement.


6.   Portfolio Valuation, Securities Transactions and Related Income
     ---------------------------------------------------------------

     Securities of the Money Market Funds are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Money Market Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     Securities of the Non-Money Market Funds are valued at market value. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the net sale proceeds to an identified cost basis. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend or as soon as information is available to the Funds. Discounts and premiums on securities are amortized over the life of the respective security. Discounts and premiums on securities with put provisions are amortized to the earlier of the put date or maturity.

7.   Capital Shares
     --------------

     The pro forma net asset values per share assume the issuance of shares of the Firstar Funds, after any necessary stock splits, which would have occurred at April 30, 2000 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                                                                    Additional Shares        Pro Forma
                                            Shares outstanding at     issued in the       Shares at April
                                                April 30, 2000        Reorganization         30, 2000
                                                    (000)                 (000)               (000)
                                            ---------------------   -------------------   ---------------
          Money Market Fund (F)                           181,997             1,388,596         1,570,593

          U.S. Treasury Money Market Fund (S)           3,382,743               373,226         3,755,968

          Tax-Exempt Money Market Fund (F)                158,938               338,351           497,289

          Intermediate Bond Market Fund (F)                40,122                 3,920            44,042

          Tax-Exempt Intermediate Bond Fund (F)             8,368                 2,801            11,169

          National Municipal Bond Fund (M)                 28,566                16,779            45,345

          Aggregate Bond Fund (M)                          12,780                17,477            30,257

          U.S. Government Securities Fund (M)               6,218                16,066            22,284

          Balanced Income Fund (F)                          8,408                 7,662            16,070

          Balanced Growth Fund (F)                          7,026                 2,705             9,731

          Growth and Income Fund (F)                       15,474                 8,681            24,155

          Equity Index Fund (F)                             8,595                 1,166             9,761

          Growth Fund (F)                                   8,622                 2,886            11,508

          MidCap Index Fund (F)                             8,972                 7,542            16,514

          Emerging Growth Fund (M)                          8,915                11,394            20,309

          Core International Equity Fund (M)                7,492                 2,273             9,765

The (F), (M) or (S) notation refers to whether the accounting surviving fund is a Firstar Fund (F), Mercantile Fund (M) or a Firstar Stellar Fund (S).

     NOTES TO THE PRO FORMA FINANCIAL STATEMENTS (Unaudited)


7.   Merger Costs
     ------------

All costs associated with the Reorganization will be paid by Firstar Investment Research and Management Company.

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN
53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                  Mercantile Treasury Money Market Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Treasury Money Market Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                 FIRTMM                KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE TREASURY MONEY MARKET PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

   Vote On Proposal
   1. To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc. and
      Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Treasury Money Market Portfolio to the Firstar U.S. Treasury Money Market Fund of
      Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar U.S. Treasury Money
      Market Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar      For  Against  Abstain
      U.S. Treasury Money Market Fund to the shareholders of the Mercantile Treasury Money Market Portfolio
      in liquidation of Mercantile Treasury Money Market Portfolio; (c) the transfer of substantially all      [_]    [_]      [_]
      of the assets and liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile
      Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc. under the
      Investment Company Act of 1940, as amended.

   2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

   Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

   ---------------------------------------      ------------------------------

   ---------------------------------------      ------------------------------
   Signature [PLEASE SIGN WITHIN BOX] Date      Signature (Joint Owner)   Date
--------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                      Mercantile Money Market Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Money Market Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                 FIRMMP                KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE MONEY MARKET PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

   Vote On Proposal
   1. To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc. and
      Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Money Market Portfolio to the Firstar Money Market Fund of Firstar Funds, Inc. in
      exchange for shares of a designated class of the Firstar Money Market Fund of equal value; (b) the distribution of shares of a designated class of the Firstar Money Market Fund to the shareholders of
      the Mercantile Money Market Portfolio in liquidation of the Mercantile Money Market Portfolio; (c)      For  Against  Abstain
      the transfer of substantially all of the assets and liabilities of Mercantile Mutual Funds, Inc.; and
      (d) the dissolution of Mercantile Mutual Funds, Inc. under state law and the deregistration of          [_]    [_]      [_]
      Mercantile Mutual Funds, Inc. under the Investment Company Act of 1940, as amended.

   2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

   Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

   ---------------------------------------      ------------------------------

   ---------------------------------------      ------------------------------
   Signature [PLEASE SIGN WITHIN BOX] Date      Signature (Joint Owner)   Date
--------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                 Mercantile Tax-Exempt Money Market Portfolio
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Tax-Exempt Money Market Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

   To vote by Telephone

   1) Read the Proxy Statement and have the Proxy card below at hand.
   2) Call 1-800-690-6903
   3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

   To vote by Internet

   1) Read the Proxy Statement and have the Proxy card below at hand.
   2) Go to Website www.proxyvote.com
   3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:              FIRTEM                  KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
------------------------------------------------------------------------------------------------------------------------------------
                                      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE TAX-EXEMPT MONEY MARKET PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

   Vote On Proposal
   1.  To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
       and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
       which provides for and contemplates: (a) the transfer of substantially all of the assets and
       liabilities of the Mercantile Tax-Exempt Money Market Portfolio to the Firstar Tax-Exempt Money       For   Against   Abstain
       Market Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar
       Tax-Exempt Money Market Fund of equal value; (b) the distribution of the shares designated classes    [ ]     [ ]       [ ]
       of the Firstar Tax-Exempt Money Market Fund to the shareholders of the Mercantile Tax-Exempt Money
       Market Portfolio in liquidation of the Mercantile Tax-Exempt Money Market Portfolio; (c) the transfer of substantially all of the assets and liabilities of Mercantile Mutual Funds, Inc.; and (d)
       the dissolution of Mercantile Mutual Funds, Inc. under state law and the deregistration of Mercantile
       Mutual Funds under the Investment Company Act of 1940, as amended.

    2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.


    -------------------------------------------               --------------------------------------------------
    Signature [PLEASE SIGN WITHIN BOX]     Date               Signature (Joint Owner)                       Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                   Mercantile Conning Money Market Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Conning Money Market Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

 1)Read the Proxy Statement and have the Proxy card below at hand.
 2)Call 1-800-690-6903
 3)Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1)Read the Proxy Statement and have the Proxy card below at hand.
 2)Go to Website www.proxyvote.com
 3)Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   FIRMCM         KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            DETACH AND RETURN THIS PORTION ONLY
                                   THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE CONNING MONEY MARKET PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between
          Mercantile Mutual Funds, Inc. and Firstar Funds, Inc., attached to the
          Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Conning Money Market
          Portfolio to the Firstar Conning Money Market Fund of Firstar Funds,
          Inc. in exchange for shares of the Firstar Conning Money Market Fund            For  Against  Abstain
          of equal value; (b) the distribution of the shares of the Firstar
          Conning Money Market Fund to the shareholders of the Mercantile                 [_]    [_]      [_]
          Conning Money Market Portfolio in liquidation of the Mercantile Mutual
          Funds, Inc.; (c) the transfer of substantially all of the assets and liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds, Inc. under state law and the
          deregistration of Mercantile Mutual Funds, Inc. under the Investment
          Company Act of 1940, as amended.

     2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign.
     When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer.
     If a partnership, please sign in partnership name by authorized person.

------------------------------------------                   ------------------------------------------

------------------------------------------                   ------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]    Date                         Signature (Joint Owner)       Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

               Mercantile U.S. Government Securities Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile U.S. Government Securities Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                         FIRUSG       KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
-----------------------------------------------------------------------------------------------------------------------------------
MERCANTILE U.S. GOVERNMENT SECURITIES PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds,
          Inc. and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the
          Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile U.S. Government Securities Portfolio to the Firstar
          U.S. Government Securities Fund of Firstar Funds, Inc. in exchange shares of designated classes of the Firstar U.S. Government Securities Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar U.S. Government Securities Fund to the shareholders of the Mercantile U.S. Government Securities Portfolio in liquidation of the Mercantile Mutual
          Funds, Inc.; (c) the transfer of substantially all of the assets and liabilities of Mercantile     For   Against   Abstain
          Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds, Inc. under state law
          and the deregistration of Mercantile Mutual Funds, Inc. under the Investment Company Act of        [_]     [_]      [_]
          1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ------------------------------------------------                              ---------------------------------------

     ------------------------------------------------                              ---------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                                  Signature (Joint Owner)      Date
-----------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

               Mercantile Intermediate Corporate Bond Portfolio
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Intermediate Corporate Bond Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1) Read the Proxy Statement and have the Proxy card below at hand.
 2) Go to Website www.proxyvote.com
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                 FIRICB          KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------
                                                                                           DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------
MERCANTILE INTERMEDIATE CORPORATE BOND PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds,
          Inc. and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the
          Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Intermediate Corporate Bond Portfolio to the Firstar
          Intermediate Bond Market Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Intermediate Bond Market Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar Intermediate Bond Market Fund to the shareholders of the Mercantile Intermediate Corporate Bond Portfolio in liquidation of the
          Mercantile Intermediate Corporate Bond Portfolio; (c) the transfer of substantially all of the      For  Against  Abstain
          assets and liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile
          Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc.          [_]    [_]      [_]
          under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ------------------------------------------------                                     ---------------------------------

     ------------------------------------------------                                     ---------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                                         Signature (Joint Owner)  Date
------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                        Mercantile Bond Index Portfolio
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Bond Index Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                  FIRBIP            KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              DETACH AND RETURN THIS PORTION ONLY
                              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE BOND INDEX PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual
          Funds, Inc. and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Bond Index Portfolio to the Firstar
          Aggregate Bond Fund of Firstar Funds, Inc. in exchange for shares of the Firstar Aggregate
          Bond Fund of equal value; (b) the distribution of the shares of designated classes of the
          Firstar Aggregate Bond Fund to the shareholders of Mercantile Bond Index Portfolio in
          liquidation of the Mercantile Bond Index Portfolio; (c) the transfer of substantially all          For   Against  Abstain
          of the assets and liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of
          Mercantile Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual          [_]     [_]      [_]
          Funds, Inc. under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ------------------------------------------------                 -------------------------------------------------

     ------------------------------------------------                 -------------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]       Date                    Signature (Joint Owner)                Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

               Mercantile Government & Corporate Bond Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Government & Corporate Bond Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:             FIRGAC                 KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              DETACH AND RETURN THIS PORTION ONLY
                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE GOVERNMENT & CORPORATE BOND PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile
          Mutual Funds, Inc., and Firstar Funds, Inc., attached to the Combined Proxy
          Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile
          Government & Corporate Bond Portfolio to the Firstar Aggregate Bond Fund of Firstar
          Funds, Inc. in exchange for shares of designated classes of the Firstar Aggregate
          Bond Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar Aggregate Bond Fund to the shareholders of the Mercantile Government
          & Corporate Bond Portfolio in liquidation of Mercantile Government & Corporate Bond         For      Against     Abstain
          Portfolio; (c) the transfer of substantially all of the assets and liabilities of
          Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds,          [_]         [_]         [_]
          Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc. under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ----------------------------------------------------             ----------------------------------------------

     ----------------------------------------------------             ----------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]              Date             Signature (Joint Owner)                   Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

              Mercantile Short-Intermediate Municipal Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Short-Intermediate Municipal Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIRSIM                   KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY

                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.
     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
          and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Short-Intermediate Municipal Portfolio to the Firstar Tax-Exempt
          Intermediate Bond Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Tax-Exempt Intermediate Bond Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar Tax-Exempt Intermediate Bond Fund to the shareholders of the Mercantile Short-Intermediate Municipal Portfolio in liquidation of the Mercantile Short-
          Intermediate Municipal Portfolio; (c) the transfer of substantially all of the assets and           For  Against  Abstain
          liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds,
          Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc. under the Investment   [_]    [_]      [_]
          Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ---------------------------------------------             -------------------------------------------

     ---------------------------------------------             -------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]   Date                 Signature (Joint Owner)            Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                Mercantile Missouri Tax-Exempt Bond Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Missouri Tax-Exempt Bond Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:              FIRMTE                  KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                DETACH AND RETURN THIS PORTION ONLY
                                  THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE MISSOURI TAX-EXEMPT BOND PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.
     Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
          and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Missouri Tax-Exempt Bond Portfolio to the Firstar Missouri Tax-
          Exempt Bond Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the
          Firstar Missouri Tax-Exempt Bond Fund of equal value; (b) the distribution of the shares of         For  Against  Abstain
          designated classes of the Firstar Missouri Tax-Exempt Bond Fund to the shareholders of the
          Mercantile Missouri Tax-Exempt Bond Portfolio in liquidation of the Mercantile Missouri Tax-        [_]    [_]      [_]
          Exempt Bond Portfolio; (c) the transfer of substantially all of the assets and liabilities of
          Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc. under the Investment Company
          Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ----------------------------------------------                   ----------------------------------

     ----------------------------------------------                   ----------------------------------
     Signature [PLEASE SIGN WITHIN BOX]   Date                        Signature (Joint Owner)    Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

             Mercantile National Municipal Bond Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile National Municipal Bond Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                    FIRNMB            KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                  THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE NATIONAL MUNICIPAL BOND PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile
          Mutual Funds, Inc. and Firstar Funds, Inc., attached to the Combined Proxy
          Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile
          National Municipal Bond Portfolio to the Firstar National Municipal Bond Fund of
          Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar
          National Municipal Bond Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar National Municipal Bond Fund to the shareholders of the Mercantile National Municipal Bond Portfolio in liquidation of the
          Mercantile National Municipal Bond Portfolio; (c) the transfer of substantially all            For     Against   Abstain
          of the assets and liabilities of Mercantile Mutual Funds, Inc.; and (d) the
          dissolution of Mercantile Mutual Funds, Inc. under state law and the deregistration            [_]        [_]      [_]
          of Mercantile Mutual Funds, Inc. under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ------------------------------------------------                      ---------------------------------------------

     ------------------------------------------------                      ---------------------------------------------

     Signature [PLEASE SIGN WITHIN BOX]          Date                      Signature (Joint Owner)                  Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                         Mercantile Balanced Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Balanced Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                FIRMBP        KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------------------------
                                                                                        DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
---------------------------------------------------------------------------------------------------------------------------
MERCANTILE BALANCED PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds,
          Inc. and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the
          Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Balanced Portfolio to the Firstar Balanced Growth Fund
          of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Balanced
          Growth Fund of equal value; (b) the distribution of the shares of designated classes of the
          Firstar Balanced Growth Fund to the shareholders of the Mercantile Balanced Portfolio in
          liquidation of the Mercantile Balanced Portfolio; (c) the transfer of substantially all of the     For   Against   Abstain
          assets and liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile
          Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc.         [_]     [_]       [_]
          under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     -------------------------------------------------                           -------------------------------------

     -------------------------------------------------                           -------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                                Signature (Joint Owner)      Date
---------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                      Mercantile Equity Income Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Equity Income Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIREIP                   KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                               THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE EQUITY INCOME PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.
     Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
          and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Equity Income Portfolio to the Firstar Equity Income Fund of
          Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Equity Income
          Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar        For  Against  Abstain
          Equity Income Fund to the shareholders of the Mercantile Equity Income Portfolio in liquidation
          of the Mercantile Equity Income Portfolio; (c) the transfer of substantially all of the assets      [_]    [_]      [_]
          and liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual
          Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc. under the
          Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     -------------------------------------------               -------------------------------------------

     -------------------------------------------               -------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]  Date                  Signature (Joint Owner)             Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                       Mercantile Equity Index Portfolio
              Special Meeting of Shareholders - November 24, 2000

      The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Equity Index Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                        FIREQP     KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
---------------------------------------------------------------------------------------------------------------------------------
MERCANTILE EQUITY INDEX PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

   Vote On Proposal
   1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
        and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
        which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Equity Index Portfolio to the Firstar Equity Index Fund of Firstar
        Funds, Inc. in exchange for shares of designated classes of the Firstar Equity Index Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar Equity Index
        Fund to the shareholders of the Mercantile Equity Index Portfolio in liquidation of the
        Mercantile Equity Index Portfolio; (c) the transfer of substantially all of the assets and            For  Against  Abstain
        liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds,
        Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc. under the Investment     [_]    [_]      [_]
        Company Act of 1940, as amended.

   2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

   Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

   ---------------------------------------------                             ------------------------------------------

   ---------------------------------------------                             ------------------------------------------
   Signature [PLEASE SIGN WITHIN BOX]   Date                                 Signature (Joint Owner)            Date
---------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                 Mercantile Growth & Income Equity Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Growth & Income Equity Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIRGIE                   KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.                  DETACH AND RETURN THIS PORTION ONLY
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE GROWTH & INCOME EQUITY PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.
     Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
          and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and
          liabilities of the Mercantile Growth & Income Equity Portfolio to the Firstar Growth and Income     For  Against  Abstain
          Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Growth      [_]    [_]      [_]
          and Income Fund of equal value; (b) the distribution of the shares of designated classes of the
          Firstar Growth and Income Fund to the shareholders of the Mercantile Growth & Income Equity
          Portfolio in liquidation of the Mercantile Growth & Income Equity Portfolio; (c) the transfer of substantially all of the assets and liabilities of Mercantile Inc.; and (d) the dissolution of
          Mercantile Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds,
          Inc. under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ---------------------------------------------            --------------------------------------------

     ---------------------------------------------            --------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]   Date                Signature (Joint Owner)             Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                      Mercantile Growth Equity Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Growth Equity Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIRMGE                   KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.                  DETACH AND RETURN THIS PORTION ONLY
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE GROWTH EQUITY PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.
     Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
          and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Growth Equity Portfolio to the Firstar Growth Fund of Firstar
          Funds, Inc. in exchange for shares of designated classes of the Firstar Growth Fund of equal
          value; (b) the distribution of the shares of designated classes of the Firstar Growth Fund to       For  Against  Abstain
          the shareholders of the Mercantile Growth Equity Portfolio in liquidation of the Mercantile         [_]    [_]      [_]
          Growth Equity Portfolio; (c) the transfer of substantially all of the assets and liabilities of
          Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds, Inc. under the Investment Company
          Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ---------------------------------------------            --------------------------------------------

     ---------------------------------------------            --------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]   Date                Signature (Joint Owner)             Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                    Mercantile Small Cap Equity Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Small Cap Equity Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIRSME                   KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.                  DETACH AND RETURN THIS PORTION ONLY
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE SMALL CAP EQUITY PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.
     Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
          and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Small Cap Equity Portfolio to the Firstar Emerging Growth Fund of
          Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Emerging Growth
          Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar        For  Against  Abstain
          Emerging Growth Fund to the shareholders of the Mercantile Small Cap Equity Portfolio in            [_]    [_]      [_]
          liquidation of the Mercantile Small Cap Equity Portfolio; (c) the transfer of substantially all of the assets and liabilities of Mercantile Mutual Funds, Inc.; and (d) the dissolution of
          Mercantile Mutual Funds, Inc. under state law and the deregistration of Mercantile Mutual Funds,
          Inc. under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ---------------------------------------------            --------------------------------------------

     ---------------------------------------------            --------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]   Date                Signature (Joint Owner)             Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                  Mercantile Small Cap Equity Index Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern
Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile Small Cap Equity Index Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIRSCE                   KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                    THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE SMALL CAP EQUITY INDEX PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.
     Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds, Inc.
          and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile Small Cap Equity Index Portfolio to the Firstar Small Cap Index
          Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Small
          Cap Index Fund of equal value; (b) the distribution of the shares of designated classes of the      For  Against  Abstain
          Firstar Small Cap Index Fund to the shareholders of the Mercantile Small Cap Equity Index
          Portfolio in liquidation of the Mercantile Small Cap Equity Index Portfolio; (c) the transfer       [_]    [_]      [_]
          of substantially all of the assets and liabilities of Mercantile Mutual Funds, Inc.; and (d)
          the dissolution of Mercantile Mutual Funds, Inc. under state law and the deregistration of
          Mercantile Mutual Funds, Inc. under the Investment Company Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ------------------------------------------                   ----------------------------------------

     ------------------------------------------                   ----------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]   Date                    Signature (Joint Owner)         Date
------------------------------------------------------------------------------------------------------------------------------------

MERCANTILE MUTUAL FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                         MERCANTILE MUTUAL FUNDS, INC.

                  Mercantile International Equity Portfolio
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Mercantile Mutual Funds, Inc. (the "Meeting") to be held at the offices of Mercantile Mutual Funds, Inc.'s counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA, at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Mercantile International Equity Portfolio which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Directors of Mercantile Mutual Funds, Inc., which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                        FIRSTM       KEEP THIS PORTION FOR YOUR RECORDS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
----------------------------------------------------------------------------------------------------------------------------------
MERCANTILE INTERNATIONAL EQUITY PORTFOLIO

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Mercantile Mutual Funds,
          Inc. and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the
          Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Mercantile International Equity Portfolio to the Firstar Core
          International Equity Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Core International Equity Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar Core International Equity Fund to the shareholders of the Mercantile International Equity Portfolio in liquidation of the Mercantile International
          Equity Portfolio; (c) the transfer of substantially all of the assets and liabilities of             For  Against  Abstain
          Mercantile Mutual Funds, Inc.; and (d) the dissolution of Mercantile Mutual Funds, Inc. under
          state law and the deregistration of Mercantile Mutual Funds, Inc. under the Investment Company       [_]    [_]      [_]
          Act of 1940, as amended.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ------------------------------------------------                          --------------------------------------

     ------------------------------------------------                          --------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                              Signature (Joint Owner)      Date
----------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                         Firstar Stellar Treasury Fund
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Treasury Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                            FIRSTR                              KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR TREASURY FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.


     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between
          Firstar Stellar Funds and Firstar Funds, Inc., attached to the
          Combined Proxy Statement/Prospectus for the Meeting, which provides
          for and contemplates: (a) the transfer of substantially all of the              For   Against  Abstain
          assets and liabilities of the Firstar Stellar Treasury Fund to the
          Firstar U.S. Treasury Money Market Fund of Firstar Funds, Inc. in               [_]     [_]      [_]
          exchange for shares of designated classes of the Firstar U.S. Treasury
          Money Market Fund of equal value; (b) the distribution of shares of designated classes of the Firstar U.S. Treasury Money Market Fund to shareholders of the Firstar Stellar Treasury Fund in liquidation of the Firstar Stellar Treasury Fund; and (c) the deregistration under the Investment Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.

     2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.
--------------------------------------------------             -----------------------------------------

--------------------------------------------------             -----------------------------------------
Signature [PLEASE SIGN WITHIN BOX]           Date              Signature (Joint Owner)         Date
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                  Firstar Stellar Tax-Free Money Market Fund
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Tax-Free Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

 1) Read the Proxy Statement and have the Proxy card below at hand.
 2) Call 1-800-690-6903
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1) Read the Proxy Statement and have the Proxy card below at hand.
 2) Go to Website www.proxyvote.com
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                                    KEEP THIS PORTION FOR YOUR RECORDS
                                                                        FIRTFM
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Firstar Stellar Funds and
          Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Stellar Tax-Free Money Market Fund to the Firstar Tax-Exempt Money
          Market Fund of Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar
          Tax-Exempt Money Market Fund of equal value; (b) the distribution of the shares of designated
          classes of the Firstar Tax-Exempt Money Market Fund to shareholders of the Firstar Stellar Tax-     For   Against  Abstain
          Free Money Market Fund in liquidation of the Firstar Stellar Tax-Free Money Market Fund; and
          (c) the deregistration under the Investment Company Act of 1940, as amended, and the                [_]     [_]     [_]
          termination under state law of Firstar Stellar Funds.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     -------------------------------------------            ---------------------------------------

     -------------------------------------------            ---------------------------------------
     Signature [PLEASE SIGN WITHIN BOX] Date                Signature (Joint Owner)      Date
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                Firstar Stellar Ohio Tax-Free Money Market Fund
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Ohio Tax-Free Money Market Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

 1)  Read the Proxy Statement and have the Proxy card below at hand.
 2)  Call 1-800-690-6903
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1)  Read the Proxy Statement and have the Proxy card below at hand.
 2)  Go to Website www.proxyvote.com
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                       FIROTF                     KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND
This proxy will be voted as specified above with respect
to the action to be taken on the following proposal.

     Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Firstar Stellar Funds and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the
          Meeting, which provides for and contemplates: (a) the transfer of substantially all of
          the assets and liabilities of the Firstar Stellar Ohio Tax-Free Money Market Fund to the         For    Against   Abstain
          Firstar Ohio Tax-Exempt Money Market Fund of Firstar Funds, Inc. in exchange for shares
          of designated classes of the Firstar Ohio Tax-Exempt Money Market Fund of equal value;           [_]      [_]       [_]
          (b) the distribution of the shares of designated classes of the Firstar Ohio Tax-Exempt
          Money Market Fund to shareholders of the Firstar Stellar Ohio Tax-Free Money Market Fund
          in liquidation of the Firstar Stellar Ohio Tax-Free Money Market Fund; and (c) the
          deregistration under the Investment Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     -----------------------------------------------             ----------------------------------------------

     -----------------------------------------------             ----------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                Signature (Joint Owner)                   Date
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011


                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                     Firstar Stellar Strategic Income Fund
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Strategic Income Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

 1)  Read the Proxy Statement and have the Proxy card below at hand.
 2)  Call 1-800-690-6903
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1)  Read the Proxy Statement and have the Proxy card below at hand.
 2)  Go to Website www.proxyvote.com
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                        FIRSSI               KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             DETACH AND RETURN THIS PORTION ONLY
                                    THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
---------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR STRATEGIC INCOME FUND
This proxy will be voted as specified above with respect
to the action to be taken on the following proposal.

Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between Firstar Stellar Funds and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the
          Meeting, which provides for and contemplates: (a) the transfer of substantially all of
          the assets and liabilities of the Firstar Stellar Strategic Income Fund to the Firstar         For     Against    Abstain
          Strategic Income Fund of Firstar Funds, Inc. in exchange for shares of designated classes
          of the Firstar Strategic Income Fund of equal value; (b) the distribution of the shares        [_]       [_]         [_]
          of designated classes of the Firstar Strategic Income Fund to the shareholders of Firstar
          Stellar Strategic Income Fund in liquidation of the Firstar Stellar Strategic Income
          Fund; and (c) the deregistration under the Investment Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.

    2.    In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     -----------------------------------------------             ----------------------------------------------

     -----------------------------------------------             ----------------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                Signature (Joint Owner)                   Date
---------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                  Firstar Stellar U.S. Government Income Fund
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar U.S. Government Income Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.


To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                                    FIRUGF       KEEP THIS PORTION FOR YOUR RECORDS
-----------------------------------------------------------------------------------------------------------------------------------
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.     DETACH AND RETURN THIS PORTION ONLY
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.


Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between
          Firstar Stellar Fund and Firstar Funds, Inc., attached to the Combined
          Proxy Statement/Prospectus for the Meeting, which provides for and
          contemplates: (a) the transfer of substantially all of the assets and           For  Against  Abstain
          liabilities of the Firstar Stellar U.S. Government Income Fund to the
          Firstar U.S. Government Securities Fund of Firstar Funds, Inc. in               [_]    [_]       [_]
          exchange for shares of designated classes of the Firstar U.S.
          Government Securities Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar U.S. Government Securities
          Fund to shareholders of the Firstar Stellar U.S. Government Income
          Fund in liquidation of the Firstar Stellar U.S. Government Income
          Fund; and (c) the deregistration under the Investment Company Act of
          1940, as amended, and the termination under state law of Firstar
          Stellar Funds.

    2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.
----------------------------------------------            -----------------------------------------

----------------------------------------------            -----------------------------------------
Signature [PLEASE SIGN WITHIN BOX]        Date             Signature (Joint Owner)      Date
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                  Firstar Stellar Insured Tax-Free Bond Fund
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Insured Tax-Free Bond Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:       FIRITF        KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------------------------------------------
                                                                                DETACH AND RETURN THIS PORTION ONLY
                                THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
--------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR INSURED TAX-FREE BOND FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Firstar Stellar Funds and
          Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Stellar Insured Tax-Free Bond Fund to the Firstar National Municipal Bond Fund of
          Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar National Municipal
          Bond Fund of equal value; (b) the distribution of shares of designated classes of the Firstar       For   Against  Abstain
          National Municipal Bond Fund to shareholders of the Firstar Stellar Insured Tax-Free Bond Fund
          in liquidation of the Firstar Stellar Insured Tax-Free Bond Fund; and (c) the deregistration under  [_]     [_]      [_]
          the Investment Company Act of 1940, as amended, and the termination under state law of Firstar
          Stellar Funds.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     -------------------------------------------------               ---------------------------------------

     -------------------------------------------------               ---------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                    Signature (Joint Owner)     Date
--------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                      Firstar Stellar Growth Equity Fund
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Growth Equity Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1)  Read the Proxy Statement and have the Proxy card below at hand.
2)  Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIRSGE                   KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
------------------------------------------------------------------------------------------------------------------------------------
                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR GROWTH EQUITY FUND

This proxy will be voted as specified above with respect
to the action to be taken on the following proposal.
     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Firstar Stellar Funds and
          Firstar Funds, Inc., attached to the Combined Proxy Statement /Prospectus for the Meeting,
          which provides for and contemplates: (a) the transfer of substantially all of the assets and        For  Against  Abstain
          liabilities of the Firstar Stellar Growth Equity Fund to the Firstar Large Cap Growth Fund of
          Firstar Funds, Inc. in exchange for shares of designated classes of the Firstar Large Cap Growth    [_]    [_]      [_]
          Fund of equal value; (b) the distribution of the shares of designated classes of the Firstar
          Large Cap Growth Fund to shareholders of the Firstar Stellar Growth Equity Fund in liquidation of the Firstar Stellar Growth Equity Fund; and (c) the deregistration under the Investment
          Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ----------------------------------------------               ----------------------------------------

     ----------------------------------------------               ----------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]    Date                   Signature (Joint Owner)         Date
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                   PROXY CARD

                              FIRSTAR STELLAR FUNDS

                       Firstar Stellar Relative Value Fund
               Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Relative Value Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                  FIRRVF                       KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               DETACH AND RETURN THIS PORTION ONLY
                                       THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR RELATIVE VALUE FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.


Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Firstar Stellar
          Funds and Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Stellar Relative Value Fund to the Firstar
          Relative Value Fund of Firstar Funds, Inc. in exchange for shares of designated classes       For  Against Abstain
          of the Firstar Relative Value Fund of equal value; (b) the distribution of the shares of
          designated classes of the Firstar Relative Value Fund to shareholders of the Firstar          [_]    [_]     [_]
          Stellar Relative Value Fund in liquidation of the Firstar Stellar Relative Value Fund;
          and (c) the deregistration under the Investment Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.




     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.
-----------------------------------------------                                ------------------------------------
-----------------------------------------------                                ------------------------------------
Signature [PLEASE SIGN WITHIN BOX]    Date                                      Signature (Joint Owner)    Date
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                  Firstar Stellar Science & Technology Fund
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Science & Technology Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

 1) Read the Proxy Statement and have the Proxy card below at hand.
 2) Call 1-800-690-6903
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1) Read the Proxy Statement and have the Proxy card below at hand.
 2) Go to Website www.proxyvote.com
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                FIRSTT    KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                          DETACH AND RETURN THIS PORTION ONLY
             THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.


------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR SCIENCE & TECHNOLOGY FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between
          Firstar Stellar Funds and Firstar Funds, Inc., attached to the
          Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Stellar Science & Technology Fund to
          the Firstar Science & Technology Fund of Firstar Funds, Inc. in
          exchange for shares of designated classes of the Firstar Science &
          Technology Fund of equal value; (b) the distribution of the shares of          For      Against      Abstain
          designated classes of the Firstar Science & Technology Fund to
          shareholders of the Firstar Stellar Science & Technology Fund in               [_]        [_]          [_]
          liquidation of the Firstar Stellar Science & Technology Fund; and (c)
          the deregistration under the Investment Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.

     2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     ----------------------------------------------                  ---------------------------------------

     ----------------------------------------------                  ---------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]      Date                    Signature (Joint Owner)        Date
--------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                   PROXY CARD

                              FIRSTAR STELLAR FUNDS

                                  Stellar Fund
               Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Stellar Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

 1) Read the Proxy Statement and have the Proxy card below at hand.
 2) Call 1-800-690-6903
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1) Read the Proxy Statement and have the Proxy card below at hand.
 2) Go to Website www.proxyvote.com
 3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

                                                                         FIRSTF            KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           DETACH AND RETURN THIS PORTION ONLY
                                   THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
STELLAR FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between
          Firstar Stellar Funds and Firstar Funds, Inc., attached to the
          Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets
          and liabilities of the Stellar Fund to the Firstar Balanced Income              For   Against   Abstain
          Fund of Firstar Funds, Inc. in exchange for shares of designated
          classes of the Firstar Balanced Income Fund of equal value; (b) the             [_]      [_]      [_]
          distribution of shares of designated classes of the Firstar
          Balanced Income Fund to shareholders of the Stellar Fund in liquidation of the Stellar Fund; and (c) the deregistration under the
          Investment Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.

     2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

----------------------------------------------              ---------------------------------------------

----------------------------------------------              ---------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]       Date                 Signature (Joint Owner)             Date
------------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                   PROXY CARD

                              FIRSTAR STELLAR FUNDS

                    Firstar Stellar Capital Appreciation Fund
              Special Meeting of Shareholders - November 24, 2000

   The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar Capital Appreciation Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

 1)Read the Proxy Statement and have the Proxy card below at hand.
 2)Call 1-800-690-6903
 3)Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

 1)Read the Proxy Statement and have the Proxy card below at hand.
 2)Go to Website www.proxyvote.com
 3)Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.



TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:             FIRCAF               KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            DETACH AND RETURN THIS PORTION ONLY
                                   THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR CAPITAL APPRECIATION FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

Vote On Proposal

     1.   To approve the Agreement and Plan of Reorganization by and between
          Firstar Stellar Funds and Firstar Funds, Inc., attached to the
          Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and liabilities of the Firstar Stellar Capital Appreciation
          Fund to the Firstar MidCap Index Fund of Firstar Funds, Inc. in                  For     Against  Abstain
          exchange for shares of designated classes of the Firstar MidCap Index
          Fund of equal value; (b) the distribution of the shares of designated            [_]       [_]     [_]
          classes of the Firstar MidCap Index Fund to shareholders of the
          Firstar Stellar Capital Appreciation Fund in liquidation of the
          Firstar Stellar Capital Appreciation Fund; and (c) the deregistration under the Investment Company Act of 1940, as amended, and the termination under state law of Firstar Stellar Funds.

     2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

----------------------------------------------                                 ----------------------------------------

----------------------------------------------                                 ----------------------------------------
Signature [PLEASE SIGN WITHIN BOX]      Date                                   Signature (Joint Owner)             Date
-----------------------------------------------------------------------------------------------------------------------------------

FIRSTAR STELLAR FUNDS
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WISCONSIN 53201-3011

                                  PROXY CARD

                             FIRSTAR STELLAR FUNDS

                   Firstar Stellar International Equity Fund
              Special Meeting of Shareholders - November 24, 2000

     The undersigned hereby appoints Kieran G. Brown, Michael E. Dresnin and Michelle M. Lombardo (the "Proxies") and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of Firstar Stellar Funds (the "Meeting") to be held at the offices of Firstar Stellar Funds' special counsel, Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, PA at 10:00 a.m. (Eastern Time) on November 24, 2000, and at any adjournment or adjournments thereof. The Proxies will cast votes according to the number of shares of the Firstar Stellar International Equity Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or any of them, may lawfully do by virtue thereof.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus, dated October 7, 2000.

This proxy is solicited by the Board of Trustees of Firstar Stellar Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote "FOR" the proposal.

To vote by Telephone

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To vote by Internet

1) Read the Proxy Statement and have the Proxy card below at hand.
2) Go to Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                                                         FIRINE                 KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                DETACH AND RETURN THIS PORTION ONLY
                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR INTERNATIONAL EQUITY FUND

This proxy will be voted as specified above with respect to the action to be taken on the following proposal.

     Vote On Proposal
     1.   To approve the Agreement and Plan of Reorganization by and between Firstar Stellar Funds and
          Firstar Funds, Inc., attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates: (a) the transfer of substantially all of the assets and
          liabilities of the Firstar Stellar International Equity Fund to the Firstar Global Equity Fund      For  Against Abstain
          of Firstar Funds, Inc. in exchange for shares of a designated class of the Firstar Global Equity
          Fund of equal value; (b) the distribution of the shares of a designated class of the Firstar        [_]    [_]     [_]
          Global Equity Fund to shareholders of the Firstar Stellar International Equity Fund in
          liquidation of the Firstar Stellar International Equity Fund; and (c) the deregistration under the Investment Company Act of 1940, as amended, and the termination under state law of Firstar
          Stellar Funds.

     2.   In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting.

     Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

     -----------------------------------------------              ----------------------------------------

     -----------------------------------------------              ----------------------------------------
     Signature [PLEASE SIGN WITHIN BOX]    Date                   Signature (Joint Owner)        Date
------------------------------------------------------------------------------------------------------------------------------------